UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2652

Name of Registrant: Vanguard Index Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008–June 30, 2008

Item 1: Reports to Shareholders

Vanguard

Vanguard® 500 Index Fund Semiannual Report

June 30, 2008

>	For the fiscal half-year ended June 30, 2008, Vanguard 500 Index Fund returned –12.0% for Investor Shares, closely tracking the performance of its target benchmark.

>	The biggest detractors for the period were financials and information technology, both struggling in a challenging economic environment.

>	Two bright spots for the fund were energy and materials, the only sectors with positive results for the six-month period.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
About Your Fund’s Expenses	24
Trustees Approve Advisory Arrangement	26
Glossary	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard 500 Index Fund
Investor Shares	VFINX	–12.0%
Admiral™ Shares[1]	VFIAX	–11.9
Signal® Shares[2]	VIFSX	–11.9
S&P 500 Index		–11.9
Average Large-Cap Core Fund[3]		–11.5

Your Fund’s Performance at a Glance
December 31, 2007–June 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$135.15	$117.83	$1.170	$0.000
Admiral Shares	135.15	117.83	1.221	0.000
Signal Shares	111.64	97.33	1.008	0.000

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Vanguard 500 Index Fund returned –12.0% for Investor Shares during the tumultuous six months ended June 30, 2008, closely tracking the performance of its target, the Standard & Poor’s 500 Index. The fund’s return was a bit below the average return of large-cap core funds.

The fund’s Admiral and Signal share classes each returned –11.9% for the period.

Stocks worldwide struggled in downbeat economic environment

The broad U.S. stock market faltered during the half-year as investors digested a series of dispiriting economic developments. Prices for oil and other commodities soared to new highs, the housing market further deteriorated, consumer confidence wavered, and unresolved issues in the credit markets haunted the financials sector.

Against that backdrop, U.S. stocks grew increasingly volatile, falling in the first three months, then rallying in April and May before falling again (sharply) in June. For the six months ended June 30, the broad U.S. market returned –10.9%. Small-capitalization stocks performed better than large-caps, and growth stocks outpaced their value-oriented counterparts.

International stocks traced a similar path, and only a handful of major foreign markets posted positive results for the period.

2

Bond investors continued to prefer short-term, high-quality issues

Bonds fared better than stocks during the six months but managed only modest returns. Fixed income investors showed a marked preference for the safety of short-term, high-quality issues, most notably U.S. Treasury securities. The broad taxable bond market returned 1.1%. The tax-exempt bond market experienced unusual turbulence en route to a flat return for the period.

At its June meeting, the Federal Reserve Board voted to leave its target for the federal funds rate unchanged at 2.00%, marking the end of an aggressive rate-cutting campaign that began in

September 2007. The central bank’s decision to hold rates steady signaled its growing concern about near-term inflation.

Financial stocks’ troubles hit the fund especially hard

The S&P 500 Index and Vanguard 500 Index Fund, like the rest of the broad stock market, had a difficult six months. Extra challenges came from investors’ preference for smaller-cap stocks in the period and from the deep distress in the financials sector—the largest industry group in the index at the beginning of the period.

Financial stocks were by far the largest detractors for the half-year, returning –30% as a group. Risky loans and high levels of write-offs shook investors’ confidence in

Market Barometer
			Total Returns
		Periods Ended June 30, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–11.2%	–12.4%	8.2%
Russell 2000 Index (Small-caps)	–9.4	–16.2	10.3
Dow Jones Wilshire 5000 Index (Entire market)	–10.9	–12.5	8.8
MSCI All Country World Index ex USA (International)	–9.8	–6.2	19.4

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.1%	7.1%	3.9%
Lehman Municipal Bond Index	0.0	3.2	3.5
Citigroup 3-Month Treasury Bill Index	1.1	3.3	3.1

CPI
Consumer Price Index	4.2%	5.0%	3.6%

1 Annualized.

3

the market’s largest investment and commercial banks, including Lehman Brothers and Bear Stearns (which was sold to JPMorgan Chase after a dramatic intervention by the Federal Reserve). Mortgage companies, such as Freddie Mac and Fannie Mae, were rocked by the continuing credit crisis.

Information technology stocks also weighed on index returns. Apple and Hewlett-Packard were hurt as computer and electronic sales hit a rough patch. Internet companies Google and Yahoo! suffered from weakness in online advertising sales.

In the health care sector, pharmaceutical giants Merck and Pfizer suffered from a backlog in the Food and Drug Administration’s approval process along with other regulatory setbacks. Stocks of managed health care companies, such as UnitedHealth Group and WellPoint, were also down for the period. In industrials, General Electric, a large constituent of the index, returned –27% for the six months.

The only two positive areas for the fund were energy and materials. Energy prices continued to surge, lifting the stock prices of production and exploration companies, as well as those of equipment suppliers. The materials sector has continued to benefit from the global boom in commodities prices, as fast-developing

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
				Average
	Investor	Admiral	Signal	Large-Cap
	Shares	Shares	Shares	Core Fund
500 Index Fund	0.15%	0.07%	0.07%	1.29%

1 Fund expense ratios reflect the six months ended June 30, 2008. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

Asian markets build new plants, equipment, and infrastructure on a massive scale.

A long-term focus is key during hard times

The past several months have been a difficult time for investors as the turmoil in the U.S. markets continued. Such volatility is a good reminder of why we suggest that shareholders maintain both a well-balanced portfolio and a long-term perspective. When you can take the long view, supported by a well-thought-out investment plan, the market’s month-to-month ups and downs don’t seem as threatening.

In practice, this means building a portfolio that includes stocks, bonds, and short-term reserves. Such a balanced investment program can provide some protection against market volatility while allowing you to participate in the long-term potential for growth in each asset class. The 500 Index Fund provides efficient exposure to much of the broad U.S. stock market through a diverse group of stocks. As part of a well-balanced portfolio, the fund can play a useful role in helping investors work toward their long-term financial goals.

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president and designated him to succeed me as chief executive officer, a role he will assume later this year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you, as always, for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 12, 2008

5

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	508	500
Median Market Cap	$44.9B	$44.9B
Price/Earnings Ratio	16.2x	16.2x
Price/Book Ratio	2.4x	2.4x
Yield		2.3%
Investor Shares[2]	2.2%
Admiral Shares[2]	2.2%
Signal Shares[2]	2.2%
Return on Equity	20.8%	20.8%
Earnings Growth Rate	19.7%	19.7%
Foreign Holdings	0.0%	0.0%
Turnover Rate[3]	3%	—
Expense Ratio[3]		—
Investor Shares	0.15%
Admiral Shares	0.07%
Signal Shares	0.07%
Short-Term Reserves	0.1%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	8.1%	8.1%
Consumer Staples	10.8	10.8
Energy	16.2	16.2
Financials	14.2	14.3
Health Care	11.9	11.9
Industrials	11.1	11.1
Information Technology	16.5	16.5
Materials	3.9	3.8
Telecommunication Services	3.3	3.3
Utilities	4.0	4.0

Volatility Measures[4]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.00

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	4.2%
General Electric Co.	industrial
	conglomerate	2.4
Microsoft Corp.	systems software	2.0
Chevron Corp.	integrated oil
	and gas	1.8
AT&T Inc.	integrated
	telecommunication
	services	1.8
The Procter & Gamble Co.	household products	1.7
Johnson & Johnson	pharmaceuticals	1.6
International Business
Machines Corp.	computer hardware	1.5
Apple Inc.	computer hardware	1.3
ConocoPhillips Co.	integrated oil
	and gas	1.3
Top Ten		19.6%

Investment Focus

1 S&P 500 Index.

2 30-day SEC yield for the fund; annualized dividend yield for the index. See the Glossary on pages 27–28.

3 Annualized.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 27–28.

5 The holdings listed exclude any temporary cash investments and equity index products.

6

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1997–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[2]	8/31/1976	–13.19%	7.45%	2.81%
Admiral Shares	11/13/2000	–13.13	7.54	1.00[3]
Signal Shares	9/29/2006	–13.13	–0.52[3]	—

1 Six months ended June 30, 2008.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances under $10,000.

3 Return since inception.

Note: See Financial Highlights tables on pages 17–19 for dividend and capital gains information.

7

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (8.1%)
	McDonald’s Corp.	10,838,148	609,321
	The Walt Disney Co.	18,216,396	568,352
	Comcast Corp. Class A	28,159,968	534,195
	Time Warner, Inc.	34,214,188	506,370
	Home Depot, Inc.	16,226,029	380,014
	Target Corp.	7,443,548	346,051
	News Corp., Class A	22,010,032	331,031
	Lowe’s Cos., Inc.	13,995,884	290,415
*	Amazon.com, Inc.	2,955,327	216,714
	NIKE, Inc. Class B	3,627,468	216,233
*	Viacom Inc. Class B	5,978,513	182,584
*	DIRECTV Group, Inc.	6,788,651	175,894
	Clear Channel
	Communications, Inc.	4,739,415	166,827
	Johnson Controls, Inc.	5,652,490	162,113
	Yum! Brands, Inc.	4,526,860	158,848
	Staples, Inc.	6,680,731	158,667
	Omnicom Group Inc.	3,054,652	137,093
	Carnival Corp.	4,155,829	136,976
	Best Buy Co., Inc.	3,307,331	130,970
	TJX Cos., Inc.	4,060,677	127,789
	CBS Corp.	6,410,316	124,937
	The McGraw-Hill Cos., Inc.	3,075,501	123,389
*	Kohl’s Corp.	2,932,639	117,423
*	Starbucks Corp.	6,959,139	109,537
*^	Ford Motor Co.	21,331,483	102,604
*	Coach, Inc.	3,263,221	94,242
	Fortune Brands, Inc.	1,465,401	91,456
	Harley-Davidson, Inc.	2,282,407	82,760
	Macy’s Inc.	4,039,187	78,441
	J.C. Penney Co., Inc.
	(Holding Co.)	2,110,121	76,576
	Marriott International, Inc.
	Class A	2,862,585	75,114
	International Game
	Technology	2,981,966	74,490
	The Gap, Inc.	4,325,808	72,111

			Market
			Value•
		Shares	($000)
	Starwood Hotels & Resorts
	Worldwide, Inc.	1,791,042	71,767
*	Bed Bath & Beyond, Inc.	2,505,056	70,392
	H & R Block, Inc.	3,092,488	66,179
	Genuine Parts Co.	1,587,588	62,995
	^General Motors Corp.	5,393,355	62,024
*	GameStop Corp. Class A	1,531,159	61,859
	VF Corp.	835,123	59,444
	Mattel, Inc.	3,468,670	59,384
*	Apollo Group, Inc. Class A	1,307,238	57,858
	Nordstrom, Inc.	1,702,816	51,595
	Abercrombie & Fitch Co.	819,946	51,394
*	AutoZone Inc.	417,587	50,532
*^	Sears Holdings Corp.	668,963	49,276
	Tiffany & Co.	1,208,683	49,254
	Limited Brands, Inc.	2,863,617	48,252
	^Gannett Co., Inc.	2,195,938	47,586
	Hasbro, Inc.	1,325,534	47,348
	Whirlpool Corp.	731,115	45,132
	Newell Rubbermaid, Inc.	2,630,348	44,164
	Darden Restaurants Inc.	1,364,181	43,572
	Sherwin-Williams Co.	945,095	43,408
*	The Goodyear
	Tire & Rubber Co.	2,284,768	40,737
	Eastman Kodak Co.	2,736,759	39,491
*	Interpublic Group
	of Cos., Inc.	4,483,968	38,562
*	Expedia, Inc.	1,984,196	36,470
	E.W. Scripps Co.
	Class A	853,080	35,437
	Polo Ralph Lauren Corp.	560,226	35,171
	Black & Decker Corp.	591,837	34,037
*	IAC/InterActiveCorp	1,744,792	33,640
	The Stanley Works	744,493	33,376
	Washington Post Co.
	Class B	55,273	32,440
	Wyndham Worldwide Corp.	1,689,571	30,260
	Snap-On Inc.	549,339	28,571
*	Office Depot, Inc.	2,600,732	28,452
	D. R. Horton, Inc.	2,607,728	28,294
	Leggett & Platt, Inc.	1,615,374	27,090

8

			Market
			Value•
		Shares	($000)
	Family Dollar Stores, Inc.	1,335,469	26,629
*	Big Lots Inc.	775,130	24,215
	Harman International
	Industries, Inc.	575,838	23,834
	Wendy’s International, Inc.	827,902	22,535
^	New York Times Co.
	Class A	1,362,513	20,969
	Pulte Homes, Inc.	2,034,180	19,589
	Lennar Corp. Class A	1,319,367	16,281
	Centex Corp.	1,162,257	15,539
	RadioShack Corp.	1,243,881	15,262
	Liz Claiborne, Inc.	944,691	13,367
*	AutoNation, Inc.	1,305,305	13,079
	KB Home	732,813	12,407
	Jones Apparel Group, Inc.	816,875	11,232
	Meredith Corp.	360,522	10,199
^	Dillard’s Inc.	545,297	6,309
	Comcast Corp. Special
	Class A	150,777	2,829
*	Viacom Inc. Class A	71,693	2,195
	CBS Corp. Class A	71,693	1,397
	News Corp., Class B	9,800	150
			8,662,997
Consumer Staples (10.8%)
	The Procter & Gamble Co.	29,191,001	1,775,105
	Wal-Mart Stores, Inc.	22,256,901	1,250,838
	Philip Morris
	International Inc.	20,168,218	996,108
	The Coca-Cola Co.	19,100,117	992,824
	PepsiCo, Inc.	15,165,245	964,358
	CVS/Caremark Corp.	13,666,998	540,803
	Anheuser-Busch
	Cos., Inc.	6,810,860	423,091
	Kraft Foods Inc.	14,495,470	412,396
	Altria Group, Inc.	20,024,835	411,711
	Colgate-Palmolive Co.	4,857,452	335,650
	Walgreen Co.	9,443,090	306,995
	Costco Wholesale Corp.	4,142,278	290,539
	Kimberly-Clark Corp.	4,004,113	239,366
	Archer-Daniels-
	Midland Co.	6,130,572	206,907
	General Mills, Inc.	3,206,242	194,843
	The Kroger Co.	6,325,821	182,626
	Sysco Corp.	5,745,816	158,067
	Avon Products, Inc.	4,062,952	146,348
	H.J. Heinz Co.	3,002,708	143,680
	Wm. Wrigley Jr. Co.	1,645,572	127,993
	Safeway, Inc.	4,192,686	119,701
	Kellogg Co.	2,426,716	116,531
*	Lorillard, Inc.	1,655,069	114,465
	ConAgra Foods, Inc.	4,645,590	89,567
	Sara Lee Corp.	6,753,329	82,728
	UST, Inc.	1,421,837	77,647
	Reynolds American Inc.	1,628,404	75,998
	Molson Coors
	Brewing Co. Class B	1,338,176	72,703

			Market
			Value•
		Shares	($000)
	The Clorox Co.	1,320,850	68,948
	Campbell Soup Co.	2,060,218	68,935
	SuperValu Inc.	2,011,993	62,150
	Brown-Forman Corp.
	Class B	817,654	61,790
	The Hershey Co.	1,600,898	52,477
	The Estee Lauder
	Cos. Inc. Class A	1,086,152	50,452
	Coca-Cola Enterprises, Inc.	2,739,549	47,394
	McCormick & Co., Inc.	1,215,671	43,351
	Tyson Foods, Inc.	2,600,915	38,858
	The Pepsi Bottling
	Group, Inc.	1,315,048	36,716
*	Constellation Brands,
	Inc. Class A	1,846,978	36,681
	Wm. Wrigley Jr. Co.
	Class B	415,980	32,363
^	Whole Foods Market, Inc.	1,328,216	31,465
*	Dean Foods Co.	1,440,458	28,262
			11,509,430
Energy (16.2%)
	ExxonMobil Corp.	50,495,497	4,450,168
	Chevron Corp.	19,766,864	1,959,489
	ConocoPhillips Co.	14,748,048	1,392,068
	Schlumberger Ltd.	11,411,540	1,225,942
	Occidental Petroleum Corp.	7,847,434	705,170
	Devon Energy Corp.	4,265,997	512,602
*	Transocean, Inc.	3,048,920	464,625
	Apache Corp.	3,189,697	443,368
	Halliburton Co.	8,341,111	442,663
*	National Oilwell Varco Inc.	3,960,113	351,341
	Marathon Oil Corp.	6,751,795	350,216
	Hess Corp.	2,686,571	339,018
	Anadarko Petroleum Corp.	4,475,977	334,982
	XTO Energy, Inc.	4,883,281	334,554
*	Weatherford
	International Ltd.	6,497,893	322,231
	EOG Resources, Inc.	2,374,225	311,498
	Chesapeake Energy Corp.	4,594,365	303,044
	Baker Hughes, Inc.	2,945,620	257,270
	Peabody Energy Corp.	2,596,084	228,585
	Williams Cos., Inc.	5,569,505	224,507
	Valero Energy Corp.	5,053,199	208,091
	CONSOL Energy, Inc.	1,747,618	196,380
	Murphy Oil Corp.	1,807,702	177,245
	Spectra Energy Corp.	6,026,194	173,193
	Noble Corp.	2,556,965	166,100
	Noble Energy, Inc.	1,637,033	164,620
	Smith International, Inc.	1,913,361	159,077
*	Southwestern Energy Co.	3,253,736	154,910
	El Paso Corp.	6,668,931	144,983
*	Nabors Industries, Inc.	2,678,993	131,887
*	Cameron International Corp.	2,077,591	114,995
	ENSCO International, Inc.	1,370,344	110,642
	Range Resources Corp.	1,477,444	96,832
	BJ Services Co.	2,786,354	88,996

9

		Market
		Value•
	Shares	($000)
Cabot Oil & Gas Corp.	930,922	63,051
Massey Energy Co.	636,704	59,691
Rowan Cos., Inc.	1,059,430	49,528
Sunoco, Inc.	1,119,278	45,543
Tesoro Corp.	1,309,616	25,891
		17,284,996
Financials (14.2%)
JPMorgan Chase & Co.	33,016,537	1,132,797
Bank of America Corp.	42,575,187	1,016,270
Citigroup, Inc.	52,054,178	872,428
Wells Fargo & Co.	31,577,958	749,976
American International
Group, Inc.	25,708,653	680,251
The Goldman Sachs
Group, Inc.	3,764,595	658,428
U.S. Bancorp	16,642,384	464,156
American Express Co.	11,076,198	417,240
Bank of New York
Mellon Corp.	10,936,651	413,734
Morgan Stanley	10,586,090	381,840
MetLife, Inc.	6,791,581	358,392
Wachovia Corp.	20,440,081	317,434
Merrill Lynch & Co., Inc.	9,421,275	298,749
AFLAC Inc.	4,544,942	285,422
State Street Corp.	4,079,260	261,032
The Travelers Cos., Inc.	5,781,760	250,928
Prudential Financial, Inc.	4,182,224	249,846
The Allstate Corp.	5,266,084	240,081
CME Group, Inc.	521,261	199,742
Fannie Mae	10,146,981	197,968
The Hartford Financial
Services Group Inc.	3,009,145	194,300
Simon Property
Group, Inc. REIT	2,149,038	193,177
PNC Financial Services
Group	3,306,886	188,823
Charles Schwab Corp.	8,879,019	182,375
ACE Ltd.	3,183,171	175,361
The Chubb Corp.	3,494,590	171,270
Loews Corp.	3,448,512	161,735
T. Rowe Price Group Inc.	2,483,045	140,218
Franklin Resources Corp.	1,498,443	137,332
Capital One Financial Corp.	3,587,462	136,359
ProLogis REIT	2,506,581	136,233
Lehman Brothers
Holdings, Inc.	6,703,571	132,798
Aon Corp.	2,856,241	131,216
Marsh & McLennan
Cos., Inc.	4,891,432	129,868
NYSE Euronext	2,522,914	127,811
Northern Trust Corp.	1,828,706	125,394
SunTrust Banks, Inc.	3,353,546	121,465
Progressive Corp. of Ohio	6,453,087	120,802
^BB&T Corp.	5,200,259	118,410
Lincoln National Corp.	2,497,937	113,206
Vornado Realty Trust REIT	1,286,001	113,168

			Market
			Value•
		Shares	($000)
	The Principal Financial
	Group, Inc.	2,471,439	103,726
	Boston
	Properties, Inc. REIT	1,138,326	102,700
	Freddie Mac	6,150,763	100,873
	Equity Residential REIT	2,569,203	98,323
	Public Storage, Inc. REIT	1,186,574	95,863
	General Growth
	Properties Inc. REIT	2,539,168	88,947
	Ameriprise Financial, Inc.	2,124,092	86,387
*	SLM Corp.	4,438,179	85,879
	Kimco Realty Corp. REIT	2,405,162	83,026
	Hudson City Bancorp, Inc.	4,935,164	82,319
	Leucadia National Corp.	1,691,058	79,378
*	IntercontinentalExchange Inc.	667,227	76,064
	Genworth Financial Inc.	4,149,402	73,901
	Regions Financial Corp.	6,600,910	72,016
	HCP, Inc. REIT	2,227,941	70,871
	Plum Creek Timber Co.
	Inc. REIT	1,629,659	69,603
	Host Hotels & Resorts
	Inc. REIT	4,980,009	67,977
	Unum Group	3,300,216	67,489
^	Moody’s Corp.	1,956,472	67,381
	Avalonbay Communities,
	Inc. REIT	730,910	65,168
	Assurant, Inc.	910,469	60,055
	Discover Financial
	Services	4,559,636	60,050
	Legg Mason Inc.	1,349,474	58,797
	Safeco Corp.	853,610	57,328
	Fifth Third Bancorp	5,495,727	55,946
^	M & T Bank Corp.	732,447	51,667
	Torchmark Corp.	872,309	51,161
	KeyCorp	4,609,548	50,613
^	Washington Mutual, Inc.	10,078,777	49,688
^	American Capital
	Strategies, Ltd.	1,939,995	46,114
	Cincinnati Financial Corp.	1,575,342	40,014
	Developers Diversified
	Realty Corp. REIT	1,136,168	39,436
	Marshall & Ilsley Corp.	2,490,135	38,174
	Janus Capital Group Inc.	1,405,224	37,196
	Comerica, Inc.	1,434,067	36,755
	XL Capital Ltd. Class A	1,690,899	34,765
^	National City Corp.	7,241,624	34,543
	Sovereign Bancorp, Inc.	4,558,541	33,551
	Zions Bancorp	1,024,630	32,266
*	CB Richard
	Ellis Group, Inc.	1,653,013	31,738
	Apartment Investment &
	Management Co.
	Class A REIT	872,632	29,722
	Federated Investors, Inc.	820,544	28,243
^	Countrywide Financial Corp.	5,521,687	23,467
	Huntington Bancshares Inc.	3,485,550	20,112

10

			Market
			Value•
		Shares	($000)
	CIT Group Inc.	2,690,066	18,319
*^	E*TRADE Financial Corp.	4,374,901	13,737
^	First Horizon National Corp.	1,775,998	13,196
^	MBIA, Inc.	1,998,903	8,775
^	MGIC Investment Corp.	1,191,582	7,281
			15,198,635
Health Care (11.9%)
	Johnson & Johnson	26,946,041	1,733,708
	Pfizer Inc.	64,685,215	1,130,051
	Abbott Laboratories	14,756,222	781,637
	Merck & Co., Inc.	20,523,897	773,546
	Wyeth	12,747,869	611,388
	Medtronic, Inc.	10,737,792	555,681
*	Amgen, Inc.	10,409,553	490,915
*	Gilead Sciences, Inc.	8,820,111	467,025
	Eli Lilly & Co.	9,457,991	436,581
	Bristol-Myers Squibb Co.	18,927,886	388,589
	Baxter International, Inc.	5,998,603	383,551
	UnitedHealth Group Inc.	11,748,126	308,388
	Schering-Plough Corp.	15,503,148	305,257
*	Celgene Corp.	4,162,006	265,827
*	WellPoint Inc.	5,030,950	239,775
	Covidien Ltd.	4,776,644	228,753
*	Medco Health
	Solutions, Inc.	4,844,375	228,654
*	Thermo Fisher
	Scientific, Inc.	3,986,496	222,167
	Becton, Dickinson & Co.	2,323,985	188,940
	Aetna Inc.	4,635,353	187,871
*	Genzyme Corp.	2,548,034	183,509
	Cardinal Health, Inc.	3,396,450	175,189
*	Boston Scientific Corp.	12,875,819	158,244
*	Biogen Idec Inc.	2,801,718	156,588
	Allergan, Inc.	2,940,316	153,043
*	Zimmer Holdings, Inc.	2,220,086	151,077
*	Express Scripts Inc.	2,408,096	151,036
	McKesson Corp.	2,651,113	148,224
	Stryker Corp.	2,272,326	142,884
*	St. Jude Medical, Inc.	3,239,942	132,449
*	Forest Laboratories, Inc.	2,913,915	101,229
*	Intuitive Surgical, Inc.	367,723	99,065
	CIGNA Corp.	2,668,608	94,442
	C.R. Bard, Inc.	949,214	83,483
*	Laboratory Corp. of
	America Holdings	1,051,098	73,188
	Quest Diagnostics, Inc.	1,496,661	72,543
*	Humana Inc.	1,618,715	64,376
*	Varian Medical
	Systems, Inc.	1,196,081	62,017
	AmerisourceBergen Corp.	1,546,850	61,859
*	Waters Corp.	952,389	61,429
*	Hospira, Inc.	1,509,411	60,542
	Applera Corp.-Applied
	Biosystems Group	1,591,616	53,287
*	Barr Pharmaceuticals Inc.	1,026,947	46,295
*	Coventry Health Care Inc.	1,471,267	44,756

			Market
			Value•
		Shares	($000)
	IMS Health, Inc.	1,744,028	40,636
*	Patterson Cos.	1,230,406	36,162
*	Millipore Corp.	523,429	35,520
^	Mylan Inc.	2,896,693	34,963
	PerkinElmer, Inc.	1,127,966	31,414
*	Watson
	Pharmaceuticals, Inc.	986,556	26,805
*	Tenet Healthcare Corp.	4,514,772	25,102
*	King Pharmaceuticals, Inc.	2,341,687	24,517
			12,714,177
Industrials (11.1%)
	General Electric Co.	95,303,064	2,543,639
	United Parcel Service, Inc.	9,760,859	600,000
	United Technologies Corp.	9,305,218	574,132
	The Boeing Co.	7,184,923	472,193
	3M Co.	6,742,475	469,209
	Caterpillar, Inc.	5,878,046	433,917
	Union Pacific Corp.	4,940,834	373,033
	Emerson Electric Co.	7,465,282	369,158
	Honeywell International Inc.	7,092,335	356,603
	General Dynamics Corp.	3,810,102	320,811
	Lockheed Martin Corp.	3,229,643	318,637
	Deere & Co.	4,120,483	297,210
	Burlington Northern
	Santa Fe Corp.	2,803,328	280,024
	CSX Corp.	3,871,410	243,163
	FedEx Corp.	2,964,715	233,590
	Norfolk Southern Corp.	3,582,870	224,538
	Raytheon Co.	3,983,874	224,212
	Northrop Grumman Corp.	3,270,581	218,802
	Danaher Corp.	2,424,204	187,391
	Tyco International, Ltd.	4,617,049	184,867
	Illinois Tool Works, Inc.	3,813,194	181,165
	Waste Management, Inc.	4,715,945	177,838
	Fluor Corp.	844,152	157,080
	PACCAR, Inc.	3,493,627	146,138
	Eaton Corp.	1,570,978	133,486
	Precision Castparts Corp.	1,323,806	127,575
	Cummins Inc.	1,930,751	126,503
	Parker Hannifin Corp.	1,603,672	114,374
	Textron, Inc.	2,366,758	113,439
	Ingersoll-Rand Co.	3,024,978	113,225
	ITT Industries, Inc.	1,727,047	109,374
	L-3 Communications
	Holdings, Inc.	1,166,263	105,978
*	Jacobs Engineering
	Group Inc.	1,154,237	93,147
	Southwest Airlines Co.	7,001,259	91,296
	C.H. Robinson
	Worldwide Inc.	1,630,037	89,391
	Dover Corp.	1,825,669	88,308
	Expeditors International
	of Washington, Inc.	2,027,442	87,180
	Rockwell Collins, Inc.	1,545,576	74,126
	Pitney Bowes, Inc.	2,007,910	68,470

11

			Market
			Value•
		Shares	($000)
	Cooper Industries, Inc.
	Class A	1,663,775	65,719
	Rockwell Automation, Inc.	1,411,582	61,728
	R.R. Donnelley & Sons Co.	2,044,222	60,693
	Goodrich Corp.	1,189,721	56,464
	Masco Corp.	3,472,130	54,617
	W.W. Grainger, Inc.	621,757	50,860
*	Terex Corp.	969,975	49,828
	Pall Corp.	1,166,788	46,298
	Avery Dennison Corp.	1,013,376	44,518
	Equifax, Inc.	1,246,404	41,904
*	Allied Waste
	Industries, Inc.	3,200,261	40,387
	The Manitowoc Co., Inc.	1,235,916	40,204
	Ryder System, Inc.	551,949	38,018
	Robert Half
	International, Inc.	1,529,443	36,661
	Cintas Corp.	1,268,519	33,628
*	Monster Worldwide Inc.	1,213,721	25,015
*	Raytheon Co.
	Warrants Exp. 6/16/11	60,569	1,178
			11,870,942
Information Technology (16.5%)
	Microsoft Corp.	76,582,020	2,106,771
	International Business
	Machines Corp.	13,132,421	1,556,586
*	Apple Inc.	8,429,706	1,411,470
*	Cisco Systems, Inc.	56,480,830	1,313,744
	Intel Corp.	54,768,000	1,176,417
*	Google Inc.	2,222,364	1,169,897
	Hewlett-Packard Co.	23,564,000	1,041,764
*	Oracle Corp.	37,927,304	796,473
	QUALCOMM Inc.	15,477,112	686,719
*	Dell Inc.	19,323,212	422,792
	Texas Instruments, Inc.	12,632,709	355,737
	Corning, Inc.	15,058,450	347,097
*	EMC Corp.	19,765,735	290,359
*	eBay Inc.	10,569,284	288,859
*	Yahoo! Inc.	13,155,070	271,784
	Applied Materials, Inc.	12,960,078	247,408
	Automatic Data
	Processing, Inc.	4,956,800	207,690
*	Adobe Systems, Inc.	5,067,309	199,601
	Western Union Co.	7,075,225	174,900
	Tyco Electronics Ltd.	4,570,587	163,718
	Motorola, Inc.	21,466,602	157,565
*	Symantec Corp.	8,064,639	156,051
*	Electronic Arts Inc.	3,044,601	135,272
*	MEMC Electronic
	Materials, Inc.	2,174,765	133,835
*	Agilent Technologies, Inc.	3,443,149	122,370
	Electronic Data
	Systems Corp.	4,807,771	118,463
*	Broadcom Corp.	4,276,391	116,703
	Xerox Corp.	8,596,898	116,574
*	Juniper Networks, Inc.	4,988,570	110,646

			Market
			Value•
		Shares	($000)
*	NVIDIA Corp.	5,287,340	98,979
	Paychex, Inc.	3,082,528	96,421
*	Cognizant Technology
	Solutions Corp.	2,746,590	89,292
	Analog Devices, Inc.	2,795,975	88,828
	CA, Inc.	3,714,760	85,774
*	Intuit, Inc.	3,069,291	84,620
*	Sun Microsystems, Inc.	7,553,399	82,181
*	Autodesk, Inc.	2,141,227	72,395
*	Fiserv, Inc.	1,564,760	70,993
*	NetApp, Inc.	3,273,013	70,893
*	VeriSign, Inc.	1,855,041	70,121
	Linear Technology Corp.	2,115,180	68,891
*	Computer Sciences Corp.	1,439,897	67,445
	Xilinx, Inc.	2,670,071	67,419
	KLA-Tencor Corp.	1,620,252	65,960
*	BMC Software, Inc.	1,826,207	65,743
	Fidelity National
	Information Services, Inc.	1,627,891	60,085
	Altera Corp.	2,866,415	59,335
*	Akamai Technologies, Inc.	1,590,620	55,338
	Microchip Technology, Inc.	1,796,888	54,877
*	Citrix Systems, Inc.	1,754,863	51,611
*	Affiliated Computer
	Services, Inc. Class A	934,090	49,964
*	Micron Technology, Inc.	7,219,818	43,319
	National
	Semiconductor Corp.	2,063,707	42,389
	Total System Services, Inc.	1,892,485	42,051
*	SanDisk Corp.	2,179,094	40,749
*	Teradata Corp.	1,709,171	39,550
*	LSI Corp.	6,094,900	37,423
*^	Advanced Micro
	Devices, Inc.	5,769,663	33,637
	Molex, Inc.	1,333,689	32,555
	Jabil Circuit, Inc.	1,980,928	32,507
*	Lexmark International, Inc.	903,797	30,214
*	JDS Uniphase Corp.	2,139,267	24,302
*	Compuware Corp.	2,501,777	23,867
*	Novellus Systems, Inc.	970,043	20,555
*	Novell, Inc.	3,351,076	19,738
*	Ciena Corp.	826,376	19,147
*	QLogic Corp.	1,294,257	18,883
*	Convergys Corp.	1,236,657	18,377
*	Teradyne, Inc.	1,659,864	18,375
*	Tellabs, Inc.	3,799,913	17,670
*	Unisys Corp.	3,349,571	13,231
	Molex, Inc. Class A	4,051	93
			17,543,062
Materials (3.9%)
	Monsanto Co.	5,240,619	662,624
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	3,664,211	429,409
	E.I. du Pont de
	Nemours & Co.	8,612,099	369,373

12

		Market
		Value•
	Shares	($000)
Dow Chemical Co.	8,896,153	310,565
Praxair, Inc.	2,984,699	281,278
Alcoa Inc.	7,793,425	277,602
Newmont Mining Corp.
(Holding Co.)	4,341,175	226,436
Nucor Corp.	2,998,193	223,875
United States Steel Corp.	1,122,454	207,407
Air Products & Chemicals,
Inc.	2,014,237	199,127
Weyerhaeuser Co.	2,019,961	103,301
International Paper Co.	4,070,961	94,853
PPG Industries, Inc.	1,558,301	89,400
AK Steel Holding Corp.	1,043,387	71,994
Ecolab, Inc.	1,669,508	71,772
Sigma-Aldrich Corp.	1,230,047	66,250
^Vulcan Materials Co.	1,046,504	62,560
Allegheny Technologies Inc.	960,897	56,962
Rohm & Haas Co.	1,193,062	55,406
Eastman Chemical Co.	728,848	50,188
Ball Corp.	952,063	45,451
MeadWestvaco Corp.	1,653,695	39,424
International Flavors &
Fragrances, Inc.	771,127	30,120
Sealed Air Corp.	1,539,808	29,272
* Pactiv Corp.	1,241,070	26,348
Ashland, Inc.	532,817	25,682
Bemis Co., Inc.	954,483	21,400
Hercules, Inc.	1,097,315	18,578
^Titanium Metals Corp.	940,326	13,155
		4,159,812
Telecommunication Services (3.3%)
AT&T Inc.	56,804,661	1,913,749
Verizon
Communications Inc.	27,256,108	964,866
Sprint Nextel Corp.	27,259,806	258,968
* American Tower
Corp. Class A	3,791,738	160,201
Embarq Corp.	1,410,633	66,681
^Qwest Communications
International Inc.	14,695,260	57,752
Windstream Corp.	4,318,461	53,290
CenturyTel, Inc.	1,008,229	35,883
Citizens
Communications Co.	3,116,316	35,339
		3,546,729
Utilities (4.0%)
Exelon Corp.	6,272,332	564,259
Dominion Resources, Inc.	5,526,509	262,454
Southern Co.	7,335,713	256,163
FPL Group, Inc.	3,902,319	255,914
FirstEnergy Corp.	2,902,225	238,940
Public Service Enterprise
Group, Inc.	4,841,394	222,365
Entergy Corp.	1,831,061	220,606
Duke Energy Corp.	12,091,579	210,152
PPL Corp.	3,556,228	185,884

			Market
			Value•
		Shares	($000)
	Edison International	3,102,326	159,398
	American Electric
	Power Co., Inc.	3,839,883	154,478
	Constellation Energy
	Group, Inc.	1,694,653	139,131
	PG&E Corp.	3,415,974	135,580
	Sempra Energy	2,393,585	135,118
*	AES Corp.	6,423,557	123,397
	Questar Corp.	1,644,523	116,827
	Progress Energy, Inc.	2,498,619	104,517
	Consolidated Edison Inc.	2,592,069	101,324
	Ameren Corp.	1,985,048	83,829
	Xcel Energy, Inc.	4,082,069	81,927
	Allegheny Energy, Inc.	1,590,469	79,698
	DTE Energy Co.	1,554,097	65,956
	CenterPoint Energy Inc.	3,113,710	49,975
	Pepco Holdings, Inc.	1,910,834	49,013
	NiSource, Inc.	2,609,153	46,756
	TECO Energy, Inc.	2,006,035	43,110
*	Dynegy, Inc.	4,707,214	40,247
	Integrys Energy Group, Inc.	727,361	36,972
	CMS Energy Corp.	2,142,994	31,931
	Pinnacle West Capital Corp.	956,496	29,431
	Nicor Inc.	429,799	18,305
			4,243,657
Total Common Stocks
(Cost $72,485,557)			106,734,437
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
2	Vanguard Market
	Liquidity Fund,
	2.405%—Note E	405,153,114	405,153
2	Vanguard Market
	Liquidity Fund, 2.405%	128,625,327	128,625
			533,778

13

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Agency Obligations (0.0%)
3	Federal Home Loan
	Mortgage Corp.
4	1.740%, 8/29/08	10,000	9,963
3	Federal National
	Mortgage Assn.
4	2.037%, 8/18/08	25,000	24,925
			34,888
Total Temporary Cash Investments
(Cost $568,682)			568,666
Total Investments (100.5%)
(Cost $73,054,239)			107,303,103
Other Assets and Liabilities (–0.5%)
Other Assets—Note B			313,445
Liabilities—Note E			(855,697)
			(542,252)
Net Assets (100%)		106,760,851

At June 30, 2008, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	78,423,311
Overdistributed Net Investment Income	(161,726)
Accumulated Net Realized Losses	(5,748,690)
Unrealized Appreciation (Depreciation)
Investment Securities	34,248,864
Futures Contracts	(908)
Net Assets	106,760,851

Investor Shares—Net Assets
Applicable to 465,481,922 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	54,848,972
Net Asset Value Per Share—
Investor Shares	$117.83

Admiral Shares—Net Assets
Applicable to 276,751,801 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	32,610,775
Net Asset Value Per Share—
Admiral Shares	$117.83

Signal Shares—Net Assets
Applicable to 198,298,336 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	19,301,104
Net Asset Value Per Share—
Signal Shares	$97.33

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

4 Securities with a value of $34,888,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

14

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	1,130,759
Interest[1]	6,497
Security Lending	8,880
Total Income	1,146,136
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,178
Management and Administrative—Investor Shares	35,525
Management and Administrative—Admiral Shares	7,595
Management and Administrative—Signal Shares	5,061
Marketing and Distribution—Investor Shares	6,606
Marketing and Distribution—Admiral Shares	3,773
Marketing and Distribution—Signal Shares	1,670
Custodian Fees	136
Shareholders’ Reports—Investor Shares	488
Shareholders’ Reports—Admiral Shares	25
Shareholders’ Reports—Signal Shares	51
Trustees’ Fees and Expenses	88
Total Expenses	62,196
Net Investment Income	1,083,940
Realized Net Gain (Loss)
Investment Securities Sold	(55,545)
Futures Contracts	(17,377)
Realized Net Gain (Loss)	(72,922)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(15,543,397)
Futures Contracts	(780)
Change in Unrealized Appreciation (Depreciation)	(15,544,177)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,533,159)

1 Interest income from an affiliated company of the fund was $5,993,000.

15

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,083,940	2,288,863
Realized Net Gain (Loss)	(72,922)	1,378,958
Change in Unrealized Appreciation (Depreciation)	(15,544,177)	2,871,929
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,533,159)	6,539,750
Distributions
Net Investment Income
Investor Shares	(542,411)	(1,246,791)
Admiral Shares	(335,315)	(874,969)
Signal Shares	(197,348)	(181,450)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Total Distributions	(1,075,074)	(2,303,210)
Capital Share Transactions—Note F
Investor Shares	(413,309)	(11,330,836)
Admiral Shares	261,769	(11,692,119)
Signal Shares	647,730	21,467,078
Net Increase (Decrease) from Capital Share Transactions	496,190	(1,555,877)
Total Increase (Decrease)	(15,112,043)	2,680,663
Net Assets
Beginning of Period	121,872,894	119,192,231
End of Period[1]	106,760,851	121,872,894

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($161,726,000) and ($170,592,000).

16

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$135.15	$130.59	$114.92	$111.64	$102.67	$81.15
Investment Operations
Net Investment Income	1.18	2.47	2.11	1.95	1.95[1]	1.44
Net Realized and Unrealized Gain (Loss)
on Investments	(17.33)	4.58	15.70	3.31	8.97	21.51
Total from Investment Operations	(16.15)	7.05	17.81	5.26	10.92	22.95
Distributions
Dividends from Net Investment Income	(1.17)	(2.49)	(2.14)	(1.98)	(1.95)	(1.43)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.17)	(2.49)	(2.14)	(1.98)	(1.95)	(1.43)
Net Asset Value, End of Period	$117.83	$135.15	$130.59	$114.92	$111.64	$102.67

Total Return[2]	–11.96%	5.39%	15.64%	4.77%	10.74%	28.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54,849	$63,327	$72,013	$69,375	$84,167	$75,342
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.15%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment
Income to Average Net Assets	1.89%*	1.81%	1.74%	1.75%	1.86%[1]	1.61%
Portfolio Turnover Rate[3]	3%*	5%	5%	6%	3%	1%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*	Annualized.

17

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$135.15	$130.59	$114.92	$111.64	$102.68	$81.15
Investment Operations
Net Investment Income	1.231	2.583	2.222	2.052	2.03[1]	1.507
Net Realized and Unrealized Gain (Loss)
on Investments	(17.330)	4.576	15.700	3.310	8.97	21.510
Total from Investment Operations	(16.099)	7.159	17.922	5.362	11.00	23.017
Distributions
Dividends from Net Investment Income	(1.221)	(2.599)	(2.252)	(2.082)	(2.04)	(1.487)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.221)	(2.599)	(2.252)	(2.082)	(2.04)	(1.487)
Net Asset Value, End of Period	$117.83	$135.15	$130.59	$114.92	$111.64	$102.68

Total Return	–11.93%	5.47%	15.75%	4.87%	10.82%	28.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,611	$37,113	$46,467	$38,028	$22,412	$18,098
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.07%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment
Income to Average Net Assets	1.97%*	1.89%	1.83%	1.84%	1.96%[1]	1.67%
Portfolio Turnover Rate[2]	3%*	5%	5%	6%	3%	1%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*	Annualized.

18

Signal Shares
	Six Months	Year	Sept. 29,
	Ended	Ended	2006[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$111.64	$107.86	$101.61
Investment Operations
Net Investment Income	1.017	2.119	.502
Net Realized and Unrealized Gain (Loss) on Investments	(14.319)	3.794	6.287
Total from Investment Operations	(13.302)	5.913	6.789
Distributions
Dividends from Net Investment Income	(1.008)	(2.133)	(.539)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.008)	(2.133)	(.539)
Net Asset Value, End of Period	$97.33	$111.64	$107.86

Total Return	–11.93%	5.47%	6.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,301	$21,433	$713
Ratio of Total Expenses to Average Net Assets	0.07%*	0.07%	0.09%*
Ratio of Net Investment Income to Average Net Assets	1.97%*	1.89%	1.83%*
Portfolio Turnover Rate[2]	3%*	5%	5%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Signal Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

20

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $9,537,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 9.53% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2008, the fund realized $26,245,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $5,623,003,000 to offset future net capital gains of $430,361,000 through December 31, 2009, $3,087,963,000 through December 31, 2010, $145,498,000 through December 31, 2011, $44,874,000 through December 31, 2012, $757,853,000 through December 31, 2013, and $1,156,454,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

21

At June 30, 2008, the cost of investment securities for tax purposes was $73,054,239,000. Net unrealized appreciation of investment securities for tax purposes was $34,248,864,000, consisting of unrealized gains of $44,241,874,000 on securities that had risen in value since their purchase and $9,993,010,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	47	15,053	(908)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2008, the fund purchased $2,435,254,000 of investment securities and sold $1,893,892,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $368,959,000, for which the fund received cash collateral of $405,153,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,402,464	35,078	8,861,924	65,448
Issued in Lieu of Cash Distributions	525,479	4,376	1,205,688	8,811
Redeemed	(5,341,252)	(42,555)	(21,398,448)	(157,123)
Net Increase (Decrease)—Investor Shares	(413,309)	(3,101)	(11,330,836)	(82,864)
Admiral Shares
Issued	1,836,114	14,617	7,899,760	58,273
Issued in Lieu of Cash Distributions	295,381	2,460	772,424	5,640
Redeemed	(1,869,726)	(14,928)	(20,364,303)	(145,129)
Net Increase (Decrease)—Admiral Shares	261,769	2,149	(11,692,119)	(81,216)
Signal Shares
Issued	2,712,607	26,157	22,704,623	196,291
Issued in Lieu of Cash Distributions	182,099	1,836	169,722	1,495
Redeemed	(2,246,976)	(21,682)	(1,407,267)	(12,407)
Net Increase (Decrease)—Signal Shares	647,730	6,311	21,467,078	185,379

22

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	107,268,215	(908)
Level 2—Other significant observable inputs	34,888	—
Level 3—Significant unobservable inputs	—	—
Total	107,303,103	(908)

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	12/31/2007	6/30/2008	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$880.36	$0.70
Admiral Shares	1,000.00	880.73	0.33
Signal Shares	1,000.00	880.70	0.33
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.12	$0.75
Admiral Shares	1,000.00	1,024.52	0.35
Signal Shares	1,000.00	1,024.52	0.35

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.07% for Admiral Shares, and 0.07% for Signal Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Note that the expenses shown in the table on page 24 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

26

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

27

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee Since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
156 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer Since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President Since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
156 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
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© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q402_082008

>  In the first half of 2008, the Investor Shares of Vanguard’s three small-capitalization index funds closely tracked their target indexes with returns ranging from –6.4% to –10.1%.

>  After a springtime rally, equities fell sharply in June. Small-cap stocks generally outperformed large-caps, and growth stocks outpaced their value-oriented counterparts.

>  With oil prices soaring, energy stocks were the market’s best performers. Financials remained the worst.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Small-Cap Index Fund	9
Small-Cap Growth Index Fund	26
Small-Cap Value Index Fund	39
About Your Fund’s Expenses	54
Trustees Approve Advisory Arrangement	56
Glossary	57

Small-Cap Index Fund
Small-Cap Growth Index Fund
Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Small-Cap Index Fund
Investor Shares	NAESX	–8.2%
Admiral™ Shares[1]	VSMAX	–8.2
Signal® Shares[2]	VSISX	–8.2
Institutional Shares[3]	VSCIX	–8.2
ETF Shares[4]	VB
Market Price		–8.1
Net Asset Value		–8.2
MSCI US Small Cap 1750 Index		–8.3
Average Small-Cap Core Fund[5]		–9.2

Vanguard Small-Cap Growth Index Fund
Investor Shares	VISGX	–6.4%
Institutional Shares[3]	VSGIX	–6.4
ETF Shares[4]	VBK
Market Price		–6.3
Net Asset Value		–6.4
MSCI US Small Cap Growth Index		–6.5
Average Small-Cap Growth Fund[5]		–11.8

Vanguard Small-Cap Value Index Fund
Investor Shares	VISVX	–10.1%
Institutional Shares[3]	VSIIX	–10.0
ETF Shares[4]	VBR
Market Price		–10.0
Net Asset Value		–10.0
MSCI US Small Cap Value Index		–10.1
Average Small-Cap Value Fund[5]		–8.6

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders that meet specific administrative, service, and account-size criteria.

3  This class of shares also carries lower costs and is available for a minimum initial investment of $5 million.

4  These Vanguard ETF® Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5  Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

Many of the market currents that emerged in mid-to-late 2007 gained force in the first half of 2008, creating stiff headwinds for equities. The credit crunch continued and commodity prices—especially for oil, foodstuffs, and precious metals—soared, fanning concerns that global economic growth engines might stall.

Stocks rallied in April and May on some positive news from the credit markets but sank in June—the worst monthly performance since September 2002. Despite the market seesaw, the returns of Vanguard’s three small-capitalization index funds met their primary objective of closely tracking their target indexes in the six months.

Vanguard Small-Cap Growth Index Fund was the best performer in this trio, returning –6.4% for Investor Shares and outpacing the average return of peer funds by more than 5 percentage points. Vanguard Small-Cap Value Index Fund returned –10.1% for Investor Shares, modestly trailing the average return of its peers. And Vanguard Small-Cap Index Fund, which holds both growth and value stocks, returned –8.2%—in between the two other funds and slightly ahead of its peers.

2

Stocks worldwide struggled in downbeat economic environment

During the half-year, U.S. stock investors had to digest a series of dispiriting economic developments. Prices for oil and other commodities reached new highs, the housing market deteriorated further, consumer confidence wavered, and unresolved issues in the credit markets haunted the financial sector.

Against that backdrop, stocks grew increasingly volatile, producing whiplash in the second quarter. For the six months ended June 30, the broad U.S. market returned –10.9%. Small-cap stocks performed better than large-caps, and growth stocks outpaced their value-oriented counterparts.

International stocks traced a similar path, and only a handful of major foreign markets posted positive results for the period.

Bond investors continued to prefer short-term, high-quality issues

Bonds fared better than stocks during the six months but managed only modest returns. Fixed income investors showed a marked preference for the safety of short-term, high-quality issues, most notably U.S. Treasury securities. The broad taxable bond market returned 1.1%. The tax-exempt bond market experienced unusual turbulence en route to a flat return for the period.

Market Barometer
		Total Returns
	Periods Ended June 30, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–11.2%	–12.4%	8.2%
Russell 2000 Index (Small-caps)	–9.4	–16.2	10.3
Dow Jones Wilshire 5000 Index (Entire market)	–10.9	–12.5	8.8
MSCI All Country World Index ex USA (International)	–9.8	–6.2	19.4

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.1%	7.1%	3.9%
Lehman Municipal Bond Index	0.0	3.2	3.5
Citigroup 3-Month Treasury Bill Index	1.1	3.3	3.1

CPI
Consumer Price Index	4.2%	5.0%	3.6%

1 Annualized.

3

At its June meeting, the Federal Reserve Board voted to leave its target for the federal funds rate unchanged at 2.00%, marking the end of an aggressive rate-cutting campaign that began in September 2007. The central bank’s decision signaled its growing concern about near-term inflation.

Growth stocks outperformed in choppy markets

Although conventional wisdom says that value stocks should hold up better in lean economic times, investors apparently held a different view during the half-year. Of the three Vanguard small-cap index funds, the Small-Cap Growth Index Fund held up the best.

The energy sector (representing about 13% of assets, on average) was the standout performer and the only gainer (up 44%) in the Small-Cap Growth Index Fund. Surging oil prices sustained high activity levels in oil and gas exploration, production, equipment, and services companies and gave a major boost to coal producers. In contrast, information technology, health care, and consumer discretionary stocks (with a combined

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Ratio
Small-Cap Index Fund
Investor Shares	0.22%
Admiral Shares	0.11
Signal Shares	0.11
Institutional Shares	0.07
ETF Shares	0.10
Average Small-Cap Core Fund	1.47

Small-Cap Growth Index Fund
Investor Shares	0.22%
Institutional Shares	0.07
ETF Shares	0.11
Average Small-Cap Growth Fund	1.61

Small-Cap Value Index Fund
Investor Shares	0.22%
Institutional Shares	0.07
ETF Shares	0.11
Average Small-Cap Value Fund	1.52

1  Fund expense ratios reflect the six months ended June 30, 2008. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

4

weighting of 56% of the portfolio, on average) posted double-digit declines and trimmed more than 9 percentage points from the fund’s total return. Businesses and individuals—wary about the uncertain economy and facing budgets strained by higher fuel costs—scaled back or postponed spending in many areas.

The Small-Cap Value Index Fund was the laggard among the trio. Energy was again the only advancing sector but formed a considerably smaller slice of the portfolio. On the other hand, financials had an outsized impact as the largest holding in the benchmark and the fund (representing almost one-third of assets, on average). Financial firms detracted the most from performance, shaving more than 5 percentage points from total return. Most of these companies—including commercial and investment banks, asset managers, mortgage lenders, and insurance companies—continued to grapple with issues related to the liquidity crunch, debt rating concerns, and erosion in home values.

The Small-Cap Index Fund combines the holdings of its growth and value counterparts. It delivered a return near the midpoint between them, echoing the same performance themes.

Chart a balanced course, and then stick with it

When the economic outlook is uncertain and markets are unsteady, it can be tempting to alter your portfolio. But at Vanguard, we encourage investors to maintain a long-term focus. We believe the key to investment success is to determine a diversified mix of stock, bond, and money market funds that is consistent with your long-term goals, time horizon, and risk tolerance. Once you have made this important asset allocation decision, try to stick with it and ignore the many temptations and distractions in the marketplace. And, always, pay attention to costs.

Whether markets are rising or falling, the hallmark of a successful index fund is to deliver market-tracking—not market-beating—returns. Meeting this challenge requires skilled portfolio management, such as that embodied in the sophisticated risk-control and trading systems developed by Vanguard Quantitative Equity Group, the funds’ advisor. And the low expense ratios of Vanguard’s small-cap index funds can give them a performance edge in more closely tracking their index benchmarks, which incur no expenses.

5

For more than 30 years, indexing has proven its worth in helping investors capture market returns—including those of the smaller corners of the U.S. stock market. Vanguard’s small-cap index funds, which offer broad diversification at low cost, can play a valuable role within a balanced portfolio consistent with your needs.

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the funds’ board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume later this year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets

to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 18, 2008

6

Your Fund’s Performance at a Glance
December 31, 2007–June 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Small-Cap Index Fund
Investor Shares	$32.58	$29.89	$0.011	$0.000
Admiral Shares	32.59	29.92	0.012	0.000
Signal Shares	29.38	26.97	0.011	0.000
Institutional Shares	32.60	29.93	0.012	0.000
ETF Shares	68.07	62.48	0.024	0.000
Small-Cap Growth Index Fund
Investor Shares	$20.01	$18.72	$0.004	$0.000
Institutional Shares	20.04	18.76	0.004	0.000
ETF Shares	71.18	66.63	0.011	0.000
Small-Cap Value Index Fund
Investor Shares	$15.49	$13.92	$0.010	$0.000
Institutional Shares	15.53	13.96	0.011	0.000
ETF Shares	64.65	58.12	0.046	0.000

7

Vanguard Small-Cap ETF
Premium/Discount: January 26, 2004[1]–June 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	447	40.02%	646	57.83%
25–49.9	2	0.18	18	1.61
50–74.9	0	0.00	0	0.00
75–100.0	1	0.09	1	0.09
>100.0	1	0.09	1	0.09
Total	451	40.38%	666	59.62%

Vanguard Small-Cap Growth ETF
Premium/Discount: January 26, 2004[1]–June 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	467	41.81%	614	54.96%
25–49.9	1	0.09	21	1.88
50–74.9	0	0.00	1	0.09
75–100.0	1	0.09	2	0.18
>100.0	2	0.18	8	0.72
Total	471	42.17%	646	57.83%

Vanguard Small-Cap Value ETF
Premium/Discount: January 26, 2004[1]–June 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	478	42.79%	614	54.97%
25–49.9	3	0.27	19	1.70
50–74.9	0	0.00	1	0.09
75–100.0	0	0.00	0	0.00
>100.0	1	0.09	1	0.09
Total	482	43.15%	635	56.85%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

8

Small-Cap Index Fund

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,745	1,743	4,746
Median Market Cap	$1.5B	$1.5B	$32.3B
Price/Earnings Ratio	20.8x	20.8x	17.0x
Price/Book Ratio	1.9x	1.9x	2.4x
Yield[3]		1.4%	2.1%
Investor Shares	1.9%
Admiral Shares	2.0%
Signal Shares	2.0%
Institutional Shares	2.1%
ETF Shares	2.0%
Return on Equity	13.4%	13.2%	19.7%
Earnings Growth Rate	17.2%	17.2%	19.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	15%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.22%
Admiral Shares	0.11%
Signal Shares	0.11%
Institutional Shares	0.07%
ETF Shares	0.10%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12.4%	12.4%	8.7%
Consumer Staples	3.3	3.3	9.2
Energy	10.9	10.9	15.6
Financials	17.2	17.3	15.2
Health Care	11.5	11.5	11.7
Industrials	17.2	17.2	11.5
Information Technology	17.3	17.2	16.5
Materials	4.9	4.9	4.4
Telecommunication
Services	1.2	1.2	3.0
Utilities	4.1	4.1	4.2

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.88
Beta	1.00	1.21

Ten Largest Holdings[6] (% of total net assets)

Alpha Natural	coal and
Resources, Inc.	consumable fuels	0.5%
Walter Industries, Inc.	industrial
	conglomerates	0.4
Whiting Petroleum Corp.	oil and
	gas exploration
	and production	0.3
Superior Energy	oil and
Services, Inc.	gas equipment
	and services	0.3
Oceaneering	oil and
International, Inc.	gas equipment
	and services	0.3
St. Mary Land &	oil and
Exploration Co.	gas exploration
	and production	0.3
Patriot Coal Corp.	coal and
	consumable fuels	0.3
Foundation Coal	coal and
Holdings, Inc.	consumable fuels	0.3
Unit Corp.	oil and gas drilling	0.3
Encore Acquisition Co.	oil and
	gas exploration
	and production	0.3
Top Ten		3.3%

Investment Focus

1  MSCI US Small Cap 1750 Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 57–58.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 57–58.

6  The holdings listed exclude any temporary cash investments and equity index products.

9

Vanguard Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1997–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	10/3/1960	–14.97%	11.52%	6.35%
Admiral Shares	11/13/2000	–14.86	11.64	7.21[4]
Signal Shares	12/15/2006	–14.87	–5.12[4]	—
Institutional Shares	7/7/1997	–14.84	11.69	6.51
ETF Shares	1/26/2004
Market Price		–14.82	6.04[4]	—
Net Asset Value		–14.87	6.03[4]	—

1  Six months ended June 30, 2008.

2  Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Since inception.

Note: See Financial Highlights tables on pages 17–21 for dividend and capital gains information.

10

Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2008

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	DeVry, Inc.	608,909	32,650	0.2%
†	Other—Consumer Discretionary		1,712,448	12.2%
			1,745,098	12.4%
Consumer Staples
	Corn Products International, Inc.	708,970	34,818	0.3%
*	Central European Distribution Corp.	389,841	28,907	0.2%
†	Other—Consumer Staples		399,886	2.8%
			463,611	3.3%
Energy
*	Alpha Natural Resources, Inc.	657,532	68,574	0.5%
*	Whiting Petroleum Corp.	400,128	42,446	0.3%
*	Superior Energy Services, Inc.	765,211	42,194	0.3%
*	Oceaneering International, Inc.	521,763	40,202	0.3%
	St. Mary Land & Exploration Co.	597,018	38,591	0.3%
*	Patriot Coal Corp.	251,682	38,580	0.3%
	Foundation Coal Holdings, Inc.	428,213	37,931	0.3%
*	Unit Corp.	446,545	37,050	0.3%
*	Encore Acquisition Co.	488,089	36,699	0.3%
*	Comstock Resources, Inc.	420,889	35,536	0.3%
*	Helix Energy Solutions Group, Inc.	822,431	34,246	0.3%
*	Atwood Oceanics, Inc.	270,457	33,629	0.2%
*	Hercules Offshore, Inc.	841,545	31,996	0.2%
*	Dresser Rand Group, Inc.	813,054	31,790	0.2%
*	EXCO Resources, Inc.	842,687	31,104	0.2%
	Tidewater Inc.	473,363	30,783	0.2%
	Penn Virginia Corp.	394,310	29,739	0.2%
*	Oil States International, Inc.	467,866	29,681	0.2%
*	Core Laboratories N.V.	206,514	29,397	0.2%
†	Other—Energy		830,013	5.7%
			1,530,181	10.8%

11

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Financials
	Rayonier Inc. REIT	742,708	31,535	0.2%
*	Affiliated Managers Group, Inc.	345,169	31,086	0.2%
	Alexandria Real Estate Equities, Inc. REIT	303,258	29,519	0.2%
†	Other—Financials		2,325,217	16.5%
			2,417,357	17.1%
Health Care
*	Edwards Lifesciences Corp.	537,189	33,327	0.2%
	PerkinElmer, Inc.	1,122,907	31,273	0.2%
	Universal Health Services Class B	473,755	29,951	0.2%
†	Other—Health Care		1,516,500	10.8%
			1,611,051	11.4%
Industrials
	Walter Industries, Inc.	523,920	56,987	0.4%
*	URS Corp.	790,628	33,183	0.2%
*	Corrections Corp. of America	1,183,716	32,517	0.2%
*	Kansas City Southern	730,582	32,138	0.2%
	Lincoln Electric Holdings, Inc.	406,929	32,025	0.2%
*	Alliant Techsystems, Inc.	310,720	31,594	0.2%
*	FTI Consulting, Inc.	455,200	31,163	0.2%
	DRS Technologies, Inc.	391,783	30,841	0.2%
*	General Cable Corp.	497,370	30,265	0.2%
	Donaldson Co., Inc.	674,296	30,101	0.2%
*	Gardner Denver Inc.	507,125	28,805	0.2%
†	Other—Industrials		2,042,454	14.7%
			2,412,073	17.1%
Information Technology
	Global Payments Inc.	752,931	35,087	0.3%
*	ANSYS, Inc.	742,128	34,969	0.3%
*	CommScope, Inc.	637,198	33,625	0.2%
*	SAIC, Inc.	1,580,612	32,893	0.2%
*	ON Semiconductor Corp.	3,558,981	32,636	0.2%
*	Itron, Inc.	323,768	31,843	0.2%
*	Mettler-Toledo International Inc.	334,273	31,709	0.2%
*	Brocade Communications Systems, Inc.	3,565,578	29,380	0.2%
†	Other—Information Technology		2,167,584	15.4%
			2,429,726	17.2%

† Materials			689,844	4.9%

Telecommunication Services
*	SBA Communications Corp.	924,884	33,305	0.2%
†	Other—Telecommunication Services		131,204	1.0%
			164,509	1.2%
Utilities
	Puget Energy, Inc.	1,228,385	29,469	0.2%
	UGI Corp. Holding Co.	1,011,318	29,035	0.2%
†	Other—Utilities		516,838	3.7%
			575,342	4.1%
Total Common Stocks (Cost $13,574,039)			14,038,792	99.5%[1]

12

Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund, 2.405%	53,027,597	53,028	0.4%
2 Vanguard Market Liquidity Fund, 2.405%—Note E	902,629,960	902,630	6.4%
		955,658	6.8%

†[3]U.S. Agency Obligations		8,486	0.1%
Total Temporary Cash Investments (Cost $964,145)		964,144	6.9%[1]
Total Investments (Cost $14,538,184)		15,002,936	106.4%
Other Assets and Liabilities
Other Assets—Note B		86,806	0.6%
Security Lending Collateral Payable to Brokers—Note E		(902,630)	(6.4%)
Other Liabilities		(88,385)	(0.6%)
		(904,209)	(6.4%)
Net Assets		14,098,727	100.0%

13

Small-Cap Index Fund

At June 30, 2008, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	14,422,549
Undistributed Net Investment Income	65,456
Accumulated Net Realized Losses	(850,470)
Unrealized Appreciation (Depreciation)
Investment Securities	464,752
Futures Contracts	(3,560)
Net Assets	14,098,727

Investor Shares—Net Assets
Applicable to 189,336,513 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,659,825
Net Asset Value Per Share—Investor Shares	$29.89

Admiral Shares—Net Assets
Applicable to 70,943,193 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,122,386
Net Asset Value Per Share—Admiral Shares	$29.92

Signal Shares—Net Assets
Applicable to 58,615,549 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,580,913
Net Asset Value Per Share—Signal Shares	$26.97

Institutional Shares—Net Assets
Applicable to 117,927,557 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,530,008
Net Asset Value Per Share—Institutional Shares	$29.93

ETF Shares—Net Assets
Applicable to 19,294,647 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,205,595
Net Asset Value Per Share—ETF Shares	$62.48

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 6.4%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Securities with a value of $8,486,000 have been segregated as initial margin for open futures contracts.

4  See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

14

Small-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	74,607
Interest[1]	972
Security Lending	17,277
Total Income	92,856
Expenses
The Vanguard Group—Note B
Investment Advisory Services	168
Management and Administrative—Investor Shares	5,267
Management and Administrative—Admiral Shares	813
Management and Administrative—Signal Shares	638
Management and Administrative—Institutional Shares	624
Management and Administrative—ETF Shares	359
Marketing and Distribution—Investor Shares	762
Marketing and Distribution—Admiral Shares	280
Marketing and Distribution—Signal Shares	155
Marketing and Distribution—Institutional Shares	445
Marketing and Distribution—ETF Shares	136
Custodian Fees	324
Shareholders’ Reports—Investor Shares	89
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Signal Shares	11
Shareholders’ Reports—Institutional Shares	11
Shareholders’ Reports—ETF Shares	20
Trustees’ Fees and Expenses	11
Total Expenses	10,116
Net Investment Income	82,740
Realized Net Gain (Loss)
Investment Securities Sold	718,586
Futures Contracts	(5,895)
Realized Net Gain (Loss)	712,691
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(2,019,855)
Futures Contracts	(4,972)
Change in Unrealized Appreciation (Depreciation)	(2,024,827)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,229,396)

1  Interest income from an affiliated company of the fund was $857,000.

15

Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	82,740	196,145
Realized Net Gain (Loss)	712,691	1,177,881
Change in Unrealized Appreciation (Depreciation)	(2,024,827)	(1,202,902)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,229,396)	171,124
Distributions
Net Investment Income
Investor Shares	(2,060)	(77,893)
Admiral Shares	(847)	(31,988)
Signal Shares	(625)	(22,088)
Institutional Shares	(1,355)	(49,873)
ETF Shares	(398)	(14,502)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(5,285)	(196,344)
Capital Share Transactions—Note F
Investor Shares	(43,939)	(620,006)
Admiral Shares	(10,170)	(837,510)
Signal Shares	93,968	1,581,465
Institutional Shares	247,971	498,024
ETF Shares	176,052	452,664
Net Increase (Decrease) from Capital Share Transactions	463,882	1,074,637
Total Increase (Decrease)	(770,799)	1,049,417
Net Assets
Beginning of Period	14,869,526	13,820,109
End of Period[1]	14,098,727	14,869,526

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $65,456,000 and ($11,999,000).

16

Small-Cap Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$32.58	$32.62	$28.52	$26.83	$22.60	$15.66
Investment Operations
Net Investment Income	.165	.413	.357	.29	.267	.200
Net Realized and Unrealized Gain (Loss)
on Investments	(2.844)	(.041)	4.101	1.69	4.228	6.944
Total from Investment Operations	(2.679)	.372	4.458	1.98	4.495	7.144
Distributions
Dividends from Net Investment Income	(.011)	(.412)	(.358)	(.29)	(.265)	(.204)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.011)	(.412)	(.358)	(.29)	(.265)	(.204)
Net Asset Value, End of Period	$29.89	$32.58	$32.62	$28.52	$26.83	$22.60

Total Return[1]	–8.22%	1.16%	15.64%	7.36%	19.90%	45.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,660	$6,214	$6,808	$5,902	$6,247	$4,871
Ratio of Total Expenses to
Average Net Assets	0.22%[2]	0.22%	0.23%	0.23%	0.23%	0.27%
Ratio of Net Investment Income to
Average Net Assets	1.10%[2]	1.23%	1.18%	1.08%	1.13%	1.17%
Portfolio Turnover Rate[3]	15%[2]	16%	13%	18%	19%	39%[4]

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4  Includes activity related to a change in the fund’s target index.

17

Small-Cap Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$32.59	$32.64	$28.53	$26.83	$22.60	$15.66
Investment Operations
Net Investment Income	.186	.44	.395	.325	.294	.220
Net Realized and Unrealized Gain (Loss)
on Investments	(2.844)	(.04)	4.101	1.690	4.228	6.944
Total from Investment Operations	(2.658)	.40	4.496	2.015	4.522	7.164
Distributions
Dividends from Net Investment Income	(.012)	(.45)	(.386)	(.315)	(.292)	(.224)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.012)	(.45)	(.386)	(.315)	(.292)	(.224)
Net Asset Value, End of Period	$29.92	$32.59	$32.64	$28.53	$26.83	$22.60

Total Return	–8.15%	1.24%	15.77%	7.49%	20.02%	45.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,122	$2,325	$3,078	$2,382	$1,451	$1,056
Ratio of Total Expenses to
Average Net Assets	0.11%[1]	0.11%	0.13%	0.13%	0.13%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.21%[1]	1.34%	1.28%	1.18%	1.25%	1.26%
Portfolio Turnover Rate[2]	15%[1]	16%	13%	18%	19%	39%[3]

1  Annualized.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

18

Small-Cap Index Fund

Signal Shares
	Six Months	Year	Dec. 15,
	Ended	Ended	2006[1] to
	June 30,	Dec. 31,	Dec 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$29.38	$29.42	$29.98
Investment Operations
Net Investment Income	.164	.406	.004
Net Realized and Unrealized Gain (Loss) on Investments	(2.563)	(.042)	(.251)
Total from Investment Operations	(2.399)	.364	(.247)
Distributions
Dividends from Net Investment Income	(.011)	(.404)	(.313)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.011)	(.404)	(.313)
Net Asset Value, End of Period	$26.97	$29.38	$29.42

Total Return	–8.16%	1.25%	–0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,581	$1,625	$157
Ratio of Total Expenses to Average Net Assets	0.11%[2]	0.11%	0.13%[2]
Ratio of Net Investment Income to Average Net Assets	1.21%[2]	1.34%	1.28%[2]
Portfolio Turnover Rate[3]	15%[2]	16%	13%

1  Inception.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

19

Small-Cap Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$32.60	$32.65	$28.54	$26.84	$22.61	$15.66
Investment Operations
Net Investment Income	.186	.457	.411	.343	.306	.240
Net Realized and Unrealized Gain (Loss)
on Investments	(2.844)	(.041)	4.101	1.690	4.228	6.944
Total from Investment Operations	(2.658)	.416	4.512	2.033	4.534	7.184
Distributions
Dividends from Net Investment Income	(.012)	(.466)	(.402)	(.333)	(.304)	(.234)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.012)	(.466)	(.402)	(.333)	(.304)	(.234)
Net Asset Value, End of Period	$29.93	$32.60	$32.65	$28.54	$26.84	$22.61

Total Return	–8.15%	1.29%	15.82%	7.56%	20.06%	45.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,530	$3,585	$3,107	$2,089	$1,648	$1,111
Ratio of Total Expenses to
Average Net Assets	0.07%[1]	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.25%[1]	1.38%	1.33%	1.23%	1.30%	1.33%
Portfolio Turnover Rate[2]	15%[1]	16%	13%	18%	19%	39%[3]

1  Annualized.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

20

Small-Cap Index Fund

ETF Shares

	Six Months				Jan. 26,
	Ended				2004[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$68.07	$68.16	$59.59	$56.05	$50.65
Investment Operations
Net Investment Income	.384	.959	.836	.668	.585
Net Realized and Unrealized Gain (Loss)
on Investments	(5.950)	(.093)	8.569	3.555	5.436
Total from Investment Operations	(5.566)	.866	9.405	4.223	6.021
Distributions
Dividends from Net Investment Income	(.024)	(.956)	(.835)	(.683)	(.621)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.024)	(.956)	(.835)	(.683)	(.621)
Net Asset Value, End of Period	$62.48	$68.07	$68.16	$59.59	$56.05

Total Return	–8.18%	1.27%	15.79%	7.53%	11.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,206	$1,121	$670	$265	$186
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%	0.10%	0.10%	0.18%[2]
Ratio of Net Investment Income to
Average Net Assets	1.22%[2]	1.35%	1.31%	1.20%	1.19%[2]
Portfolio Turnover Rate[3]	15%[2]	16%	13%	18%	19%

1  Inception.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

22

Small-Cap Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $1,253,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2008, the fund realized $999,240,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $562,424,000 to offset future net capital gains of $326,341,000 through December 31, 2011, $23,049,000 through December 31, 2015, and $213,034,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

23

Small-Cap Index Fund

At June 30, 2008, the cost of investment securities for tax purposes was $14,538,184,000. Net unrealized appreciation of investment securities for tax purposes was $464,752,000, consisting of unrealized gains of $2,789,137,000 on securities that had risen in value since their purchase and $2,324,385,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Russell 2000 Index	125	43,231	(2,869)
E-Mini Russell 2000 Index	240	16,601	(691)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2008, the fund purchased $3,372,465,000 of investment securities and sold $2,787,275,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $825,474,000, for which the fund received cash collateral of $902,630,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	692,338	22,612	1,361,813	39,979
Issued in Lieu of Cash Distributions	1,969	68	74,557	2,316
Redeemed	(738,246)	(24,073)	(2,056,376)	(60,246)
Net Increase (Decrease)—Investor Shares	(43,939)	(1,393)	(620,006)	(17,951)
Admiral Shares
Issued	147,692	4,780	818,163	23,907
Issued in Lieu of Cash Distributions	745	26	28,260	877
Redeemed	(158,607)	(5,191)	(1,683,933)	(47,757)
Net Increase (Decrease)—Admiral Shares	(10,170)	(385)	(837,510)	(22,973)
Signal Shares
Issued	302,622	10,853	1,803,211	57,241
Issued in Lieu of Cash Distributions	563	21	20,008	690
Redeemed	(209,217)	(7,558)	(241,754)	(7,956)
Net Increase (Decrease)—Signal Shares	93,968	3,316	1,581,465	49,975

24

Small-Cap Index Fund

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	646,654	21,026	1,279,839	37,539
Issued in Lieu of Cash Distributions	1,277	44	46,539	1,445
Redeemed	(399,960)	(13,088)	(828,354)	(24,209)
Net Increase (Decrease)—Institutional Shares	247,971	7,982	498,024	14,775
ETF Shares
Issued	1,967,214	29,728	3,122,592	43,730
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,791,162)	(26,900)	(2,669,928)	(37,100)
Net Increase (Decrease)—ETF Shares	176,052	2,828	452,664	6,630

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	14,994,450	(3,560)
Level 2—Other significant observable inputs	8,486	—
Level 3—Significant unobservable inputs	—	—
Total	15,002,936	(3,560)

25

Small-Cap Growth Index Fund

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	953	950	4,746
Median Market Cap	$1.7B	$1.7B	$32.3B
Price/Earnings Ratio	26.7x	26.7x	17.0x
Price/Book Ratio	3.0x	3.0x	2.4x
Yield[3]		0.3%	2.1%
Investor Shares	0.4%
Institutional Shares	0.5%
ETF Shares	0.5%
Return on Equity	15.7%	15.5%	19.7%
Earnings Growth Rate	26.8%	26.8%	19.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	38%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.22%
Institutional Shares	0.07%
ETF Shares	0.11%
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12.5%	12.5%	8.7%
Consumer Staples	2.8	2.8	9.2
Energy	16.3	16.3	15.6
Financials	4.4	4.4	15.2
Health Care	16.4	16.4	11.7
Industrials	19.2	19.2	11.5
Information Technology	23.4	23.4	16.5
Materials	3.2	3.2	4.4
Telecommunication
Services	1.6	1.6	3.0
Utilities	0.2	0.2	4.2

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.82
Beta	1.00	1.26

Ten Largest Holdings[6] (% of total net assets)

Alpha Natural	coal and
Resources, Inc.	consumable fuels	0.9%
Walter Industries, Inc.	industrial
	conglomerates	0.8
Superior Energy	oil and
Services, Inc.	gas equipment
	and services	0.6
Oceaneering	oil and
International, Inc.	gas equipment
	and services	0.5
St. Mary Land &	oil and
Exploration Co.	gas exploration
	and production	0.5
Patriot Coal Corp.	coal and
	consumable fuels	0.5
Foundation Coal	coal and
Holdings, Inc.	consumable fuels	0.5
Unit Corp.	oil and gas drilling	0.5
Comstock Resources, Inc.	oil and
	gas exploration
	and production	0.5
ANSYS, Inc.	application software	0.5
Top Ten		5.8%

Investment Focus

1  MSCI US Small Cap Growth Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 57–58.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 57–58.

6  The holdings listed exclude any temporary cash investments and equity index products.

26

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 21, 1998–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	5/21/1998	–9.56%	12.56%	7.54%
Institutional Shares	5/24/2000	–9.45	12.72	7.83[4]
ETF Shares	1/26/2004
Market Price		–9.42	6.73[4]	—
Net Asset Value		–9.48	6.70[4]	—

1  Six months ended June 30, 2008.

2  S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Since inception.

Note: See Financial Highlights tables on pages 33–35 for dividend and capital gains information.

27

Small-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2008

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	DeVry, Inc.	362,441	19,434	0.5%
	Strayer Education, Inc.	81,358	17,010	0.4%
*	Big Lots Inc.	509,779	15,925	0.4%
†	Other—Consumer Discretionary		495,678	11.2%
			548,047	12.5%
Consumer Staples
*	Central European Distribution Corp.	231,952	17,199	0.4%
†	Other—Consumer Staples		103,550	2.4%
			120,749	2.8%
Energy
*	Alpha Natural Resources, Inc.	391,388	40,818	0.9%
*	Superior Energy Services, Inc.	455,529	25,118	0.6%
*	Oceaneering International, Inc.	310,571	23,929	0.6%
	St. Mary Land & Exploration Co.	355,306	22,967	0.5%
*	Patriot Coal Corp.	149,812	22,965	0.5%
	Foundation Coal Holdings, Inc.	254,881	22,577	0.5%
*	Unit Corp.	265,851	22,058	0.5%
*	Comstock Resources, Inc.	250,493	21,149	0.5%
*	Helix Energy Solutions Group, Inc.	489,566	20,385	0.5%
*	Atwood Oceanics, Inc.	161,007	20,020	0.5%
*	Dresser Rand Group, Inc.	483,936	18,922	0.4%
*	EXCO Resources, Inc.	501,258	18,501	0.4%
	Penn Virginia Corp.	234,719	17,702	0.4%
*	Oil States International, Inc.	278,496	17,668	0.4%
*	Core Laboratories N.V.	122,990	17,508	0.4%
*	W-H Energy Services, Inc.	173,058	16,569	0.4%
†	Other—Energy		363,098	8.3%
			711,954	16.3%

28

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Financials
*	Affiliated Managers Group, Inc.	205,438	18,502	0.4%
†	Other—Financials		173,965	4.0%
			192,467	4.4%
Health Care
*	Edwards Lifesciences Corp.	319,760	19,838	0.5%
*	IDEXX Laboratories Corp.	343,690	16,751	0.4%
*	Techne Corp.	209,012	16,175	0.4%
*	BioMarin Pharmaceutical Inc.	549,155	15,914	0.4%
*	ResMed Inc.	438,017	15,655	0.4%
*	Alexion Pharmaceuticals, Inc.	201,321	14,596	0.3%
†	Other—Health Care		620,118	14.0%
			719,047	16.4%
Industrials
	Walter Industries, Inc.	311,910	33,926	0.8%
*	Corrections Corp. of America	704,606	19,356	0.4%
*	Kansas City Southern	434,892	19,131	0.4%
*	Alliant Techsystems, Inc.	184,961	18,807	0.4%
*	FTI Consulting, Inc.	270,914	18,547	0.4%
	DRS Technologies, Inc.	233,231	18,360	0.4%
*	General Cable Corp.	296,060	18,015	0.4%
	Donaldson Co., Inc.	401,450	17,921	0.4%
*	Gardner Denver Inc.	301,881	17,147	0.4%
	IDEX Corp.	459,486	16,927	0.4%
	The Brink’s Co.	257,434	16,841	0.4%
*	Energy Conversion Devices, Inc.	227,215	16,732	0.4%
	Landstar System, Inc.	296,090	16,350	0.4%
*	GrafTech International Ltd.	578,364	15,518	0.4%
†	Other—Industrials		579,148	13.2%
			842,726	19.2%
Information Technology
*	ANSYS, Inc.	441,736	20,815	0.5%
*	CommScope, Inc.	379,306	20,016	0.5%
*	Itron, Inc.	192,699	18,952	0.4%
*	Mettler-Toledo International Inc.	198,901	18,868	0.4%
*	Brocade Communications Systems, Inc.	2,123,209	17,495	0.4%
*	Equinix, Inc.	185,970	16,592	0.4%
*	Varian Semiconductor Equipment Associates, Inc.	425,057	14,800	0.3%
†	Other—Information Technology		897,922	20.5%
			1,025,460	23.4%
Materials
	Nalco Holding Co.	791,899	16,749	0.4%
†	Other—Materials		124,744	2.8%
			141,493	3.2%
Telecommunication Services
*	SBA Communications Corp.	550,546	19,825	0.4%
†	Other—Telecommunication Services		49,165	1.2%
			68,990	1.6%

† Utilities			7,305	0.2%
Total Common Stocks (Cost $4,331,887)			4,378,238	100.0%

29

Small-Cap Growth Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
1 Vanguard Market Liquidity Fund, 2.405%—Note E	291,497,391	291,497	6.7%

† U.S. Agency Obligation		997	0.0%
Total Temporary Cash Investments (Cost $292,494)		292,494	6.7%
Total Investments (Cost $4,624,381)		4,670,732	106.7%
Other Assets and Liabilities
Other Assets—Note B		35,936	0.8%
Security Lending Collateral Payable to Brokers—Note E		(291,497)	(6.7%)
Other Liabilities		(36,390)	(0.8%)
		(291,951)	(6.7%)
Net Assets		4,378,781	100.0%

At June 30, 2008, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	4,702,081
Undistributed Net Investment Income	7,099
Accumulated Net Realized Losses	(376,750)
Unrealized Appreciation	46,351
Net Assets	4,378,781

Investor Shares—Net Assets
Applicable to 147,625,420 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,763,488
Net Asset Value Per Share—Investor Shares	$18.72

Institutional Shares—Net Assets
Applicable to 38,636,215 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	724,973
Net Asset Value Per Share—Institutional Shares	$18.76

ETF Shares—Net Assets
Applicable to 13,361,545 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	890,320
Net Asset Value Per Share—ETF Shares	$66.63

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

30

Small-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	9,235
Interest[1]	299
Security Lending	5,084
Total Income	14,618
Expenses
The Vanguard Group—Note B
Investment Advisory Services	66
Management and Administrative—Investor Shares	2,364
Management and Administrative—Institutional Shares	96
Management and Administrative—ETF Shares	282
Marketing and Distribution—Investor Shares	342
Marketing and Distribution—Institutional Shares	86
Marketing and Distribution—ETF Shares	105
Custodian Fees	197
Shareholders’ Reports—Investor Shares	38
Shareholders’ Reports—Institutional Shares	10
Shareholders’ Reports—ETF Shares	13
Trustees’ Fees and Expenses	3
Total Expenses	3,602
Net Investment Income	11,016
Realized Net Gain (Loss)
Investment Securities Sold	143,027
Futures Contracts	(876)
Realized Net Gain (Loss)	142,151
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(424,273)
Futures Contracts	(678)
Change in Unrealized Appreciation (Depreciation)	(424,951)
Net Increase (Decrease) in Net Assets Resulting from Operations	(271,784)

1  Interest income from an affiliated company of the fund was $274,000.

31

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,016	21,572
Realized Net Gain (Loss)	142,151	322,528
Change in Unrealized Appreciation (Depreciation)	(424,951)	(44,420)
Net Increase (Decrease) in Net Assets Resulting from Operations	(271,784)	299,680
Distributions
Net Investment Income
Investor Shares	(572)	(13,044)
Institutional Shares	(145)	(4,183)
ETF Shares	(128)	(5,007)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(845)	(22,234)
Capital Share Transactions—Note F
Investor Shares	123,539	421,491
Institutional Shares	66,820	421,067
ETF Shares	74,876	283,966
Net Increase (Decrease) from Capital Share Transactions	265,235	1,126,524
Total Increase (Decrease)	(7,394)	1,403,970
Net Assets
Beginning of Period	4,386,175	2,982,205
End of Period[1]	4,378,781	4,386,175

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $7,099,000 and ($3,072,000).

32

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$20.01	$18.34	$16.43	$15.16	$13.08	$9.17
Investment Operations
Net Investment Income	.044	.095	.051	.04	.02	.021
Net Realized and Unrealized Gain (Loss)
on Investments	(1.330)	1.669	1.911	1.27	2.08	3.911
Total from Investment Operations	(1.286)	1.764	1.962	1.31	2.10	3.932
Distributions
Dividends from Net Investment Income	(.004)	(.094)	(.052)	(.04)	(.02)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.094)	(.052)	(.04)	(.02)	(.022)
Net Asset Value, End of Period	$18.72	$20.01	$18.34	$16.43	$15.16	$13.08

Total Return[1]	–6.43%	9.63%	11.94%	8.64%	16.06%	42.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,763	$2,825	$2,208	$1,726	$1,435	$907
Ratio of Total Expenses to
Average Net Assets	0.22%[2]	0.22%	0.23%	0.23%	0.23%	0.27%
Ratio of Net Investment Income to
Average Net Assets	0.48%[2]	0.52%	0.30%	0.27%	0.13%	0.21%
Portfolio Turnover Rate[3]	38%[2]	32%	40%	39%	41%	91%[4]

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4  Includes activity related to a change in the fund’s target index.

33

Small-Cap Growth Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$20.04	$18.37	$16.46	$15.18	$13.09	$9.17
Investment Operations
Net Investment Income	.054	.125	.08	.073	.048	.039
Net Realized and Unrealized Gain (Loss)
on Investments	(1.330)	1.669	1.91	1.270	2.080	3.911
Total from Investment Operations	(1.276)	1.794	1.99	1.343	2.128	3.950
Distributions
Dividends from Net Investment Income	(.004)	(.124)	(.08)	(.063)	(.038)	(.030)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.124)	(.08)	(.063)	(.038)	(.030)
Net Asset Value, End of Period	$18.76	$20.04	$18.37	$16.46	$15.18	$13.09

Total Return	–6.37%	9.78%	12.09%	8.84%	16.26%	43.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$725	$703	$257	$73	$38	$30
Ratio of Total Expenses to
Average Net Assets	0.07%[1]	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.63%[1]	0.67%	0.45%	0.42%	0.28%	0.38%
Portfolio Turnover Rate[2]	38%[1]	32%	40%	39%	41%	91%[3]

1  Annualized.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

34

Small-Cap Growth Index Fund

ETF Shares

	Six Months				Jan. 26,
	Ended				2004[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$71.18	$65.24	$58.47	$53.95	$50.77
Investment Operations
Net Investment Income	.192	.415	.262	.200	.091
Net Realized and Unrealized Gain (Loss)
on Investments	(4.731)	5.940	6.773	4.534	3.177
Total from Investment Operations	(4.539)	6.355	7.035	4.734	3.268
Distributions
Dividends from Net Investment Income	(.011)	(.415)	(.265)	(.214)	(.088)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.011)	(.415)	(.265)	(.214)	(.088)
Net Asset Value, End of Period	$66.63	$71.18	$65.24	$58.47	$53.95

Total Return	–6.38%	9.74%	12.03%	8.77%	6.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$890	$858	$518	$206	$92
Ratio of Total Expenses to
Average Net Assets	0.11%[2]	0.11%	0.12%	0.12%	0.22%[2]
Ratio of Net Investment Income to
Average Net Assets	0.59%[2]	0.63%	0.41%	0.37%	0.15%[2]
Portfolio Turnover Rate[3]	38%[2]	32%	40%	39%	41%

1  Inception.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

36

Small-Cap Growth Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $376,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.38% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2008, the fund realized $345,173,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $170,298,000 to offset future net capital gains of $13,814,000 through December 31, 2011, $15,893,000 through December 31, 2014, $12,561,000 through December 31, 2015, and $128,030,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $4,624,381,000. Net unrealized appreciation of investment securities for tax purposes was $46,351,000, consisting of unrealized gains of $613,293,000 on securities that had risen in value since their purchase and $566,942,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2008, the fund purchased $1,884,757,000 of investment securities and sold $1,583,398,000 of investment securities, other than temporary cash investments.

37

Small-Cap Growth Index Fund

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $270,461,000, for which the fund received cash collateral of $291,497,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	451,235	24,285	964,991	48,107
Issued in Lieu of Cash Distributions	538	31	12,288	626
Redeemed	(328,234)	(17,847)	(555,788)	(27,954)
Net Increase (Decrease)—Investor Shares	123,539	6,469	421,491	20,779
Institutional Shares
Issued	130,798	7,025	515,647	25,803
Issued in Lieu of Cash Distributions	136	8	3,957	201
Redeemed	(64,114)	(3,484)	(98,537)	(4,882)
Net Increase (Decrease)—Institutional Shares	66,820	3,549	421,067	21,122
ETF Shares
Issued	906,855	13,503	1,461,000	20,320
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(831,979)	(12,200)	(1,177,034)	(16,200)
Net Increase (Decrease)—ETF Shares	74,876	1,303	283,966	4,120

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	4,669,735
Level 2—Other significant observable inputs	997
Level 3—Significant unobservable inputs	—
Total	4,670,732

37

Small-Cap Value Index Fund

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	982	982	4,746
Median Market Cap	$1.4B	$1.4B	$32.3B
Price/Earnings Ratio	16.7x	16.7x	17.0x
Price/Book Ratio	1.4x	1.4x	2.4x
Yield[3]		2.7%	2.1%
Investor Shares	2.7%
Institutional Shares	2.9%
ETF Shares	2.8%
Return on Equity	11.2%	11.2%	19.7%
Earnings Growth Rate	9.0%	9.0%	19.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	30%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.22%
Institutional Shares	0.07%
ETF Shares	0.11%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12.3%	12.3%	8.7%
Consumer Staples	3.9	3.9	9.2
Energy	5.0	5.0	15.6
Financials	31.3	31.4	15.2
Health Care	6.1	6.0	11.7
Industrials	14.9	14.9	11.5
Information Technology	10.6	10.6	16.5
Materials	6.8	6.8	4.4
Telecommunication
Services	0.7	0.7	3.0
Utilities	8.4	8.4	4.2

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.85
Beta	1.00	1.15

Ten Largest Holdings[6] (% of total net assets)

Whiting Petroleum Corp.	oil and
	gas exploration
	and production	0.6%
Corn Products
International, Inc.	agricultural products	0.5
URS Corp.	construction
	and engineering	0.5
SAIC, Inc.	IT consulting
	and services	0.5
Lincoln Electric
Holdings, Inc.	industrial machinery	0.5
Rayonier Inc. REIT	specialized REITs	0.5
PerkinElmer, Inc.	life sciences tools
	and services	0.5
Tidewater Inc.	oil and
	gas equipment
	and services	0.5
Universal Health
Services Class B	health care facilities	0.4
Alexandria Real Estate
Equities, Inc. REIT	office REITs	0.4
Top Ten		4.9%

Investment Focus

1  MSCI US Small Cap Value Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 57–58.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 57–58.

6  The holdings listed exclude any temporary cash investments and equity index products.

39

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 21, 1998–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	5/21/1998	–20.42%	10.28%	7.01%
Institutional Shares	12/7/1999	–20.27	10.43	9.76[4]
ETF Shares	1/26/2004
Market Price		–20.36	5.10[4]	—
Net Asset Value		–20.30	5.08[4]	—

1  Six months ended June 30, 2008.

2  S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Since inception.

Note: See Financial Highlights tables on pages 47–49 for dividend and capital gains information.

40

Small-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2008

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	Snap-On Inc.	366,443	19,059	0.4%
	Service Corp. International	1,770,998	17,462	0.4%
†	Other—Consumer Discretionary		516,712	11.5%
			553,233	12.3%
Consumer Staples
	Corn Products International, Inc.	475,229	23,339	0.5%
†	Other—Consumer Staples		151,468	3.4%
			174,807	3.9%
Energy
*	Whiting Petroleum Corp.	268,244	28,455	0.6%
	Tidewater Inc.	317,469	20,645	0.5%
*	Mariner Energy Inc.	498,474	18,429	0.4%
	Overseas Shipholding Group Inc.	188,306	14,974	0.3%
*	Hercules Offshore, Inc.	366,683	13,941	0.3%
†	Other—Energy		127,287	2.9%
			223,731	5.0%
Financials
	Rayonier Inc. REIT	497,872	21,140	0.5%
	Alexandria Real Estate Equities, Inc. REIT	203,314	19,791	0.4%
	Nationwide Health Properties, Inc. REIT	604,938	19,049	0.4%
	Waddell & Reed Financial, Inc.	503,540	17,629	0.4%
	Essex Property Trust, Inc. REIT	157,951	16,822	0.4%
	Cullen/Frost Bankers, Inc.	335,537	16,726	0.4%
	Digital Realty Trust, Inc. REIT	394,592	16,143	0.4%
	^Realty Income Corp. REIT	643,225	14,640	0.3%
	Bank of Hawaii Corp.	306,024	14,628	0.3%
	StanCorp Financial Group, Inc.	311,335	14,620	0.3%
	Mack-Cali Realty Corp. REIT	416,862	14,244	0.3%
	Arthur J. Gallagher & Co.	584,352	14,083	0.3%
	BRE Properties Inc. Class A REIT	323,763	14,012	0.3%
	The Hanover Insurance Group Inc.	329,622	14,009	0.3%

41

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Senior Housing Properties Trust REIT	710,700	13,880	0.3%
†	Other—Financials		1,162,692	25.9%
			1,404,108	31.2%
Health Care
	PerkinElmer, Inc.	752,575	20,959	0.5%
	Universal Health Services Class B	317,516	20,073	0.5%
*	Watson Pharmaceuticals, Inc.	625,284	16,989	0.4%
†	Other—Health Care		212,544	4.6%
			270,565	6.0%
Industrials
*	URS Corp.	529,934	22,241	0.5%
	Lincoln Electric Holdings, Inc.	272,783	21,468	0.5%
	Trinity Industries, Inc.	516,859	17,930	0.4%
	The Timken Co.	517,202	17,037	0.4%
	Kennametal, Inc.	489,741	15,941	0.4%
	Teleflex Inc.	250,771	13,940	0.3%
†	Other—Industrials		559,214	12.3%
			667,771	14.8%
Information Technology
*	SAIC, Inc.	1,059,443	22,047	0.5%
*	Compuware Corp.	1,740,965	16,609	0.4%
	Diebold, Inc.	417,806	14,866	0.3%
†	Other—Information Technology		420,448	9.3%
			473,970	10.5%
Materials
	AptarGroup Inc.	433,862	18,201	0.4%
	RPM International, Inc.	773,323	15,930	0.4%
	Schnitzer Steel Industries, Inc. Class A	137,794	15,791	0.3%
	Cytec Industries, Inc.	287,450	15,683	0.3%
	Packaging Corp. of America	663,366	14,269	0.3%
*	Century Aluminum Co.	208,163	13,841	0.3%
†	Other—Materials		209,350	4.7%
			303,065	6.7%

† Telecommunication Services			32,623	0.7%

Utilities
	Puget Energy, Inc.	823,452	19,755	0.4%
	UGI Corp. Holding Co.	677,954	19,464	0.4%
	Southern Union Co.	686,054	18,537	0.4%
	OGE Energy Corp.	582,929	18,485	0.4%
	AGL Resources Inc.	485,302	16,782	0.4%
	Atmos Energy Corp.	571,344	15,752	0.3%
	ITC Holdings Corp.	307,995	15,742	0.3%
	Vectren Corp.	484,808	15,131	0.3%
	Westar Energy, Inc.	665,636	14,318	0.3%
†	Other—Utilities		223,373	5.2%
			377,339	8.4%
Total Common Stocks (Cost $4,961,993)			4,481,212	99.5%[1]

42

Small-Cap Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund, 2.405%	22,942,425	22,942	0.5%
2 Vanguard Market Liquidity Fund, 2.405%—Note E	212,730,782	212,731	4.7%
		235,673	5.2%

†[3]U.S. Agency Obligations		1,996	0.0%
Total Temporary Cash Investments (Cost $237,669)		237,669	5.2%[1]
Total Investments (Cost $5,199,662)		4,718,881	104.7%
Other Assets and Liabilities
Other Assets—Note B		26,421	0.6%
Security Lending Collateral Payable to Brokers—Note E		(212,731)	(4.7%)
Other Liabilities		(26,779)	(0.6%)
		(213,089)	(4.7%)
Net Assets		4,505,792	100.0%

43

Small-Cap Value Index Fund

At June 30, 2008, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	5,420,119
Undistributed Net Investment Income	32,059
Accumulated Net Realized Losses	(463,998)
Unrealized Depreciation
Investment Securities	(480,781)
Futures Contracts	(1,607)
Net Assets	4,505,792

Investor Shares—Net Assets
Applicable to 232,228,749 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,233,368
Net Asset Value Per Share—Investor Shares	$13.92

Institutional Shares—Net Assets
Applicable to 27,464,362 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	383,454
Net Asset Value Per Share—Institutional Shares	$13.96

ETF Shares—Net Assets
Applicable to 15,294,691 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	888,970
Net Asset Value Per Share—ETF Shares	$58.12

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.7%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Securities with a value of $1,996,000 have been segregated as initial margin for open futures contracts.

4  See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

44

Small-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	37,784
Interest[1]	253
Security Lending	4,555
Total Income	42,592
Expenses
The Vanguard Group—Note B
Investment Advisory Services	77
Management and Administrative—Investor Shares	3,017
Management and Administrative—Institutional Shares	56
Management and Administrative—ETF Shares	297
Marketing and Distribution—Investor Shares	451
Marketing and Distribution—Institutional Shares	52
Marketing and Distribution—ETF Shares	103
Custodian Fees	212
Shareholders’ Reports—Investor Shares	50
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—ETF Shares	13
Trustees’ Fees and Expenses	4
Total Expenses	4,334
Net Investment Income	38,258
Realized Net Gain (Loss)
Investment Securities Sold	159,111
Futures Contracts	384
Realized Net Gain (Loss)	159,495
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(699,818)
Futures Contracts	(1,455)
Change in Unrealized Appreciation (Depreciation)	(701,273)
Net Increase (Decrease) in Net Assets Resulting from Operations	(503,520)

1  Interest income from an affiliated company of the fund was $225,000.

45

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,258	109,442
Realized Net Gain (Loss)	159,495	225,806
Change in Unrealized Appreciation (Depreciation)	(701,273)	(701,819)
Net Increase (Decrease) in Net Assets Resulting from Operations	(503,520)	(366,571)
Distributions
Net Investment Income
Investor Shares	(2,300)	(82,480)
Institutional Shares	(289)	(10,317)
ETF Shares	(579)	(19,320)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(3,168)	(112,117)
Capital Share Transactions—Note F
Investor Shares	(70,803)	(275,469)
Institutional Shares	(1,339)	168,165
ETF Shares	158,163	378,127
Net Increase (Decrease) from Capital Share Transactions	86,021	270,823
Total Increase (Decrease)	(420,667)	(207,865)
Net Assets
Beginning of Period	4,926,459	5,134,324
End of Period[1]	4,505,792	4,926,459

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $32,059,000 and ($3,031,000).

46

Small-Cap Value Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$15.49	$17.05	$14.56	$13.97	$11.49	$8.52
Investment Operations
Net Investment Income	.12	.344	.311	.263	.227	.192
Net Realized and Unrealized Gain (Loss)
on Investments	(1.68)	(1.551)	2.488	.589	2.478	2.976
Total from Investment Operations	(1.56)	(1.207)	2.799	.852	2.705	3.168
Distributions
Dividends from Net Investment Income	(.01)	(.353)	(.309)	(.262)	(.225)	(.198)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.01)	(.353)	(.309)	(.262)	(.225)	(.198)
Net Asset Value, End of Period	$13.92	$15.49	$17.05	$14.56	$13.97	$11.49

Total Return[1]	–10.07%	–7.07%	19.24%	6.07%	23.55%	37.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,233	$3,678	$4,314	$3,446	$2,947	$1,730
Ratio of Total Expenses to
Average Net Assets	0.22%[2]	0.22%	0.23%	0.23%	0.23%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.01%[2]	1.95%	2.06%	1.96%	2.15%	2.07%
Portfolio Turnover Rate[3]	30%[2]	34%	25%	28%	30%	100%[4]

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4  Includes activity related to a change in the fund’s target index.

47

Small-Cap Value Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$15.53	$17.09	$14.59	$13.99	$11.50	$8.53
Investment Operations
Net Investment Income	.121	.372	.345	.294	.255	.198
Net Realized and Unrealized Gain (Loss)
on Investments	(1.680)	(1.551)	2.488	.589	2.478	2.976
Total from Investment Operations	(1.559)	(1.179)	2.833	.883	2.733	3.174
Distributions
Dividends from Net Investment Income	(.011)	(.381)	(.333)	(.283)	(.243)	(.204)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.011)	(.381)	(.333)	(.283)	(.243)	(.204)
Net Asset Value, End of Period	$13.96	$15.53	$17.09	$14.59	$13.99	$11.50

Total Return	–10.04%	–6.89%	19.44%	6.28%	23.77%	37.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$383	$430	$310	$247	$153	$106
Ratio of Total Expenses to
Average Net Assets	0.07%[1]	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.16%[1]	2.10%	2.21%	2.11%	2.29%	2.24%
Portfolio Turnover Rate[2]	30%[1]	34%	25%	28%	30%	100%[3]

1  Annualized.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

48

Small-Cap Value Index Fund

ETF Shares

	Six Months				Jan. 26,
	Ended				2004[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$64.65	$71.16	$60.76	$58.31	$50.53
Investment Operations
Net Investment Income	.521	1.531	1.380	1.174	.930
Net Realized and Unrealized Gain (Loss)
on Investments	(7.005)	(6.474)	10.391	2.443	7.818
Total from Investment Operations	(6.484)	(4.943)	11.771	3.617	8.748
Distributions
Dividends from Net Investment Income	(.046)	(1.567)	(1.371)	(1.167)	(.968)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.046)	(1.567)	(1.371)	(1.167)	(.968)
Net Asset Value, End of Period	$58.12	$64.65	$71.16	$60.76	$58.31

Total Return	–10.03%	–6.96%	19.40%	6.20%	17.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$889	$819	$510	$188	$47
Ratio of Total Expenses to
Average Net Assets	0.11%[2]	0.11%	0.12%	0.12%	0.22%[2]
Ratio of Net Investment Income to
Average Net Assets	2.12%[2]	2.06%	2.17%	2.07%	2.16%[2]
Portfolio Turnover Rate[3]	30%[2]	34%	25%	28%	30%

1  Inception.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

50

Small-Cap Value Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $411,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2008, the fund realized $319,615,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $302,522,000 to offset future net capital gains of $67,032,000 through December 31, 2011, $86,085,000 through December 31, 2015, and $149,405,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

51

Small-Cap Value Index Fund

At June 30, 2008, the cost of investment securities for tax purposes was $5,199,662,000. Net unrealized depreciation of investment securities for tax purposes was $480,781,000, consisting of unrealized gains of $453,708,000 on securities that had risen in value since their purchase and $934,489,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Russell 2000 Index	70	24,210	(1,607)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2008, the fund purchased $1,684,551,000 of investment securities and sold $1,559,517,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $189,219,000, for which the fund received cash collateral of $212,731,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	380,732	25,717	998,369	58,420
Issued in Lieu of Cash Distributions	2,124	149	76,259	4,934
Redeemed	(453,659)	(30,980)	(1,350,097)	(79,017)
Net Increase (Decrease)—Investor Shares	(70,803)	(5,114)	(275,469)	(15,663)
Institutional Shares
Issued	83,879	5,663	375,146	21,639
Issued in Lieu of Cash Distributions	211	15	7,755	500
Redeemed	(85,429)	(5,880)	(214,736)	(12,598)
Net Increase (Decrease)—Institutional Shares	(1,339)	(202)	168,165	9,541
ETF Shares
Issued	988,406	15,521	1,589,273	22,302
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(830,243)	(12,900)	(1,211,146)	(16,800)
Net Increase (Decrease)—ETF Shares	158,163	2,621	378,127	5,502

52

Small-Cap Value Index Fund

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	4,716,885	(1,607)
Level 2—Other significant observable inputs	1,996	—
Level 3—Significant unobservable inputs	—	—
Total	4,718,881	(1,607)

53

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 55 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the funds’ expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

54

Six Months Ended June 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Stock Index Fund	12/31/2007	6/30/2008	Period[1]
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$917.78	$1.05
Admiral Shares	1,000.00	918.45	0.52
Signal Shares	1,000.00	918.36	0.52
Institutional Shares	1,000.00	918.48	0.33
ETF Shares	1,000.00	918.24	0.48
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$935.75	$1.06
Institutional Shares	1,000.00	936.34	0.34
ETF Shares	1,000.00	936.25	0.53
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$899.27	$1.04
Institutional Shares	1,000.00	899.60	0.33
ETF Shares	1,000.00	899.70	0.52
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.77	$1.11
Admiral Shares	1,000.00	1,024.32	0.55
Signal Shares	1,000.00	1,024.32	0.55
Institutional Shares	1,000.00	1,024.52	0.35
ETF Shares	1,000.00	1,024.37	0.50
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.77	$1.11
Institutional Shares	1,000.00	1,024.52	0.35
ETF Shares	1,000.00	1,024.32	0.55
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.77	$1.11
Institutional Shares	1,000.00	1,024.52	0.35
ETF Shares	1,000.00	1,024.32	0.55

1  The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.22% for the Small-Cap Index Fund Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.22% for the Small-Cap Growth Index Fund Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; 0.22% for the Small-Cap Value Index Fund Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

55

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

56

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

57

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

58

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan1

Born 1954  Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Trustee Since May 1987;  Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment Chairman of the Board and companies served by The Vanguard Group; Director of Vanguard Marketing Corporation. Chief Executive Officer 156 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis

Born 1937  Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures Trustee Since January 2001 in education); Senior Advisor to Greenwich Associates (international business strategy 156 Vanguard Funds Overseen consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948  Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Trustee Since January 2008 Officer for North America since 2004 and Corporate Vice President of Xerox Corporation 156 Vanguard Funds Overseen (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta

Born 1945  Principal Occupation(s) During the Past Five Years: Chairman, President, and Trustee Since December 20012 Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of 156 Vanguard Funds Overseen the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann

Born 1949  Principal Occupation(s) During the Past Five Years: President of the University of

Trustee Since June 2006  Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School 156 Vanguard Funds Overseen for Communication, and Graduate School of Education of the University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the University Center for Human Values (1990–2004), Princeton University; Director of Carnegie Corporation of New York since 2005 and of Schuylkill River Development Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen

Born 1950  Principal Occupation(s) During the Past Five Years: Corporate Vice President and Trustee Since July 1998  Chief Global Diversity Officer since 2006, Vice President and Chief Information 156 Vanguard Funds Overseen Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952  Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance Trustee Since December 2004 and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty 156 Vanguard Funds Overseen Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.

Born 1941  Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Trustee Since January 1993 Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director 156 Vanguard Funds Overseen of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936  Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Trustee Since April 1985  Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and 156 Vanguard Funds Overseen AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers1

Thomas J. Higgins

Born 1957  Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer Since July 1998  Treasurer of each of the investment companies served by The Vanguard Group. 156 Vanguard Funds Overseen

F. William McNabb III

Born 1957  Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc., President Since March 2008 and of each of the investment companies served by The Vanguard Group since 2008; 156 Vanguard Funds Overseen Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam

Born 1956  Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Secretary Since July 2005  Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of 156 Vanguard Funds Overseen The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2   December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard ETF, Admiral, Signal, Connect
with Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
The funds or securities referred to herein are not	either www.vanguard.com or www.sec.gov.
sponsored, endorsed, or promoted by MSCI, and
MSCI bears no liability with respect to any such funds
or securities. For any such funds or securities, the
prospectus or the Statement of Additional Information
contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
any related funds.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q482 082008

Vanguard® Small-Cap Index Fund

Schedule of Investments

June 30, 2008

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (12.4%)
	DeVry, Inc.	608,909	32,650
	Strayer Education, Inc.	136,673	28,574
	Snap-On Inc.	546,379	28,417
*	Big Lots Inc.	856,218	26,748
	Service Corp. International	2,639,357	26,024
*	Hanesbrands Inc.	901,834	24,476
*	LKQ Corp.	1,147,530	20,736
	Tupperware Brands Corp.	583,500	19,967
*	Aeropostale, Inc.	634,698	19,885
	Gentex Corp.	1,365,266	19,714
	Phillips-Van Heusen Corp.	535,519	19,611
*	DreamWorks Animation SKG, Inc.	657,582	19,603
*	Scientific Games Corp.	660,330	19,559
*	The Warnaco Group, Inc.	427,961	18,860
	John Wiley & Sons Class A	413,781	18,633
	Orient-Express Hotel Ltd.	402,495	17,484
*	Getty Images, Inc.	508,148	17,241
^	Sotheby’s	639,606	16,866
*	Liberty Media Corp.–Capital Series A	1,167,335	16,810
*	Deckers Outdoor Corp.	116,954	16,280
*	Bally Technologies Inc.	467,204	15,792
*	Marvel Entertainment, Inc.	480,120	15,431
*	WMS Industries, Inc.	479,985	14,289
*	Dick’s Sporting Goods, Inc.	803,081	14,247
*	Saks Inc.	1,276,729	14,019
*	AnnTaylor Stores Corp.	581,791	13,940
	MDC Holdings, Inc.	349,487	13,651
*	Fossil, Inc.	462,683	13,450
	Matthews International Corp.	294,716	13,339
^	Polaris Industries, Inc.	324,017	13,084
*	Rent-A-Center, Inc.	634,117	13,044
	Wolverine World Wide, Inc.	477,216	12,727
	Arbitron Inc.	267,189	12,691
*	Jack in the Box Inc.	564,903	12,659
*	Career Education Corp.	863,476	12,615
	Hillenbrand Inc.	587,843	12,580
*^	Panera Bread Co.	271,848	12,576
*	Chipotle Mexican Grill, Inc. Class B	166,807	12,571
*^	J. Crew Group, Inc.	379,010	12,511
*^	Netflix.com, Inc.	464,116	12,100
*	Jarden Corp.	655,475	11,956
*	Exide Technologies	712,543	11,942
*	Quiksilver, Inc.	1,195,706	11,742
	Barnes & Noble, Inc.	468,001	11,625
*	Lions Gate Entertainment Corp.	1,122,042	11,624
*^	Chipotle Mexican Grill, Inc.	138,020	11,403
	Jones Apparel Group, Inc.	819,720	11,271
	Regal Entertainment Group Class A	737,460	11,268
	International Speedway Corp.	282,930	11,043
*^	Vail Resorts Inc.	256,879	11,002

*	The Gymboree Corp.	271,226	10,868
*	Morningstar, Inc.	145,726	10,497
*	The Cheesecake Factory Inc.	642,403	10,221
	Regis Corp.	385,684	10,163
	Meredith Corp.	358,948	10,155
	OfficeMax, Inc.	718,914	9,993
*	TRW Automotive Holdings Corp.	524,303	9,684
*	Corinthian Colleges, Inc.	805,724	9,354
*	Gaylord Entertainment Co.	390,354	9,353
*^	Life Time Fitness, Inc.	314,756	9,301
*	Tractor Supply Co.	319,840	9,288
	Aaron Rents, Inc.	407,696	9,104
*	Scholastic Corp.	313,728	8,991
	Interactive Data Corp.	356,881	8,968
	Bob Evans Farms, Inc.	313,459	8,965
*	Chico’s FAS, Inc.	1,668,271	8,959
*	Lear Corp.	621,064	8,807
	Brunswick Corp.	829,037	8,788
	Ryland Group, Inc.	399,798	8,720
	Choice Hotels International, Inc.	327,365	8,675
*	Coinstar, Inc.	265,197	8,675
*^	The Children’s Place Retail Stores, Inc.	234,009	8,448
	ArvinMeritor, Inc.	654,744	8,171
*	Sonic Corp.	547,055	8,096
^	Pool Corp.	450,041	7,993
*^	Zale Corp.	422,421	7,980
	Men’s Wearhouse, Inc.	471,043	7,673
*	Timberland Co.	468,881	7,666
*	Carter’s, Inc.	546,547	7,553
*^	Lululemon Athletica, Inc.	255,551	7,426
*	Capella Education Co.	123,184	7,348
^	Thor Industries, Inc.	343,945	7,312
*	Collective Brands, Inc.	621,810	7,232
*^	Live Nation, Inc.	674,007	7,131
*	CEC Entertainment Inc.	252,105	7,061
	Callaway Golf Co.	596,847	7,061
*^	Under Armour, Inc.	274,918	7,049
^	Genesco, Inc.	216,472	6,683
^	Dillard’s Inc.	573,138	6,631
	The Buckle, Inc.	142,145	6,500
	Ethan Allen Interiors, Inc.	261,235	6,426
*	Skechers U.S.A., Inc.	312,343	6,172
*	The Dress Barn, Inc.	457,200	6,117
*^	Hibbett Sports Inc.	288,995	6,098
	Belo Corp. Class A	833,820	6,095
	Stewart Enterprises, Inc. Class A	834,704	6,010
	Penske Automotive Group Inc.	405,133	5,972
*	Tenneco Automotive, Inc.	440,860	5,965
*	Pinnacle Entertainment, Inc.	566,915	5,947
*^	Crocs, Inc.	740,303	5,930
*^	Iconix Brand Group Inc.	486,622	5,878
	Furniture Brands International Inc.	437,891	5,850
	CKE Restaurants Inc.	466,718	5,820
*	Papa John’s International, Inc.	218,294	5,804
	UniFirst Corp.	129,579	5,787
*^	Blue Nile Inc.	134,863	5,734
*	Pacific Sunwear of California, Inc.	670,590	5,720

	American Greetings Corp. Class A	461,689	5,697
*	Valassis Communications, Inc.	454,825	5,694
*	JAKKS Pacific, Inc.	254,842	5,568
*^	True Religion Apparel, Inc.	204,266	5,444
*^	DineEquity, Inc.	145,548	5,438
	Brown Shoe Co., Inc.	398,548	5,400
^	Tempur-Pedic International Inc.	674,863	5,271
*	Jo-Ann Stores, Inc.	224,505	5,170
	CBRL Group, Inc.	210,443	5,158
*^	P.F. Chang’s China Bistro, Inc.	229,294	5,122
*	Charming Shoppes, Inc.	1,109,599	5,093
*	Sally Beauty Co. Inc.	770,410	4,977
^	Columbia Sportswear Co.	133,516	4,907
*^	Domino’s Pizza, Inc.	425,167	4,889
*	ATC Technology Corp.	209,595	4,879
	Hearst-Argyle Television Inc.	248,565	4,772
*	Texas Roadhouse, Inc.	529,828	4,753
	Harte-Hanks, Inc.	410,253	4,697
*^	Jos. A. Bank Clothiers, Inc.	172,878	4,625
^	Circuit City Stores, Inc.	1,595,885	4,612
	Stage Stores, Inc.	393,743	4,595
*^	Cabela’s Inc.	404,886	4,458
*	Helen of Troy Ltd.	275,827	4,446
*	CSK Auto Corp.	418,868	4,390
^	NutriSystem, Inc.	307,699	4,351
	Group 1 Automotive, Inc.	218,559	4,343
*	Champion Enterprises, Inc.	733,098	4,289
	The Pep Boys (Manny, Moe & Jack)	489,060	4,265
	National CineMedia Inc.	397,931	4,242
	Cooper Tire & Rubber Co.	535,915	4,202
*	Red Robin Gourmet Burgers, Inc.	150,715	4,181
*	Steiner Leisure Ltd.	144,626	4,100
*	Finish Line, Inc.	470,969	4,097
*^	Overstock.com, Inc.	157,595	4,090
	Fred’s, Inc.	361,873	4,067
	Cato Corp. Class A	278,638	3,968
	Cinemark Holdings Inc.	302,104	3,946
*^	Meritage Corp.	258,540	3,922
*	Tween Brands, Inc.	233,288	3,840
	Asbury Automotive Group, Inc.	298,488	3,836
*	RCN Corp.	355,648	3,834
*	Buffalo Wild Wings Inc.	152,897	3,796
	Sinclair Broadcast Group, Inc.	499,157	3,794
*^	Charter Communications, Inc.	3,576,870	3,756
*	thinkorswim Group, Inc.	529,665	3,734
^	La-Z-Boy Inc.	486,062	3,718
	K-Swiss, Inc.	252,357	3,710
^	The McClatchy Co. Class A	540,553	3,665
	Movado Group, Inc.	183,882	3,641
	Modine Manufacturing Co.	293,458	3,630
	CKX, Inc.	413,577	3,619
	Superior Industries International, Inc.	213,936	3,611
*	Pre-Paid Legal Services, Inc.	88,709	3,603
*	Volcom, Inc.	149,598	3,580
	Sauer-Danfoss, Inc.	113,763	3,544
	Sonic Automotive, Inc.	272,591	3,514
*	Cox Radio, Inc.	297,391	3,509

*	Charlotte Russe Holding Inc.	197,529	3,508
	Jackson Hewitt Tax Service Inc.	285,036	3,483
	American Axle & Manufacturing Holdings, Inc.	429,959	3,435
^	Ameristar Casinos, Inc.	242,992	3,358
^	Borders Group, Inc.	555,447	3,333
	Idearc Inc.	1,387,920	3,262
*	Visteon Corp.	1,234,368	3,246
	World Wrestling Entertainment, Inc.	204,695	3,167
*	Coldwater Creek Inc.	599,599	3,166
	Churchill Downs, Inc.	90,491	3,155
*	RC2 Corp.	169,599	3,148
*	Knology, Inc.	283,566	3,116
*^	Raser Technologies, Inc.	316,803	3,086
*	99 Cents Only Stores	463,673	3,060
	Triarc Cos., Inc. Class B	474,635	3,004
*	Drew Industries, Inc.	186,582	2,976
	The Marcus Corp.	198,963	2,975
*	American Public Education, Inc.	75,842	2,961
	Blyth, Inc.	245,745	2,956
*^	Zumiez Inc.	178,282	2,956
	Speedway Motorsports, Inc.	144,279	2,940
*	California Pizza Kitchen, Inc.	262,102	2,933
*	Pier 1 Imports Inc.	837,086	2,880
*	Universal Electronics, Inc.	137,669	2,877
*	Morgans Hotel Group	272,759	2,809
*	Dolan Media Co.	154,185	2,806
*^	Mediacom Communications Corp.	519,353	2,773
*	Steven Madden, Ltd.	148,998	2,739
*^	Hovnanian Enterprises Inc. Class A	498,320	2,731
^	Talbots Inc.	233,189	2,703
	National Presto Industries, Inc.	41,969	2,694
*	Leapfrog Enterprises, Inc.	321,744	2,677
^	Winnebago Industries, Inc.	260,325	2,653
	Ruby Tuesday, Inc.	488,865	2,640
*^	Krispy Kreme Doughnuts, Inc.	527,706	2,633
	FTD Group, Inc.	197,417	2,632
	Oxford Industries, Inc.	136,498	2,614
*^	Peet’s Coffee & Tea Inc.	131,702	2,610
*^	Blockbuster Inc. Class A	1,031,403	2,579
*	Denny’s Corp.	891,163	2,531
*	Universal Technical Institute Inc.	202,880	2,528
	Warner Music Group Corp.	353,425	2,523
^	Sealy Corp.	429,385	2,465
	Monro Muffler Brake, Inc.	157,016	2,432
	bebe stores, inc.	251,909	2,421
*	Ulta Salon, Cosmetics & Fragrance, Inc.	214,852	2,415
*	Fisher Communications, Inc.	70,004	2,411
^	Systemax Inc.	136,561	2,410
	Ambassadors Group, Inc.	156,604	2,337
*	Core-Mark Holding Co., Inc.	88,830	2,327
^	Standard Pacific Corp.	688,082	2,326
*	New York & Co., Inc.	252,572	2,306
	Christopher & Banks Corp.	336,255	2,287
^	Media General, Inc. Class A	190,145	2,272
*	Entravision Communications Corp.	563,993	2,267
*	Hot Topic, Inc.	412,048	2,229

	Spartan Motors, Inc.	292,976	2,189
	Journal Communications, Inc.	445,533	2,147
*	Gaiam, Inc.	158,809	2,146
	Citadel Broadcasting Corp.	1,746,518	2,131
*	Citi Trends Inc.	93,419	2,117
*	AFC Enterprises, Inc.	264,451	2,113
	O’Charley’s Inc.	209,765	2,110
*^	iRobot Corp.	150,682	2,070
*	R.H. Donnelley Corp.	673,855	2,022
*	Stamps.com Inc.	159,253	1,987
	Entercom Communications Corp.	280,654	1,970
*	Smith & Wesson Holding Corp.	376,597	1,962
^	Beazer Homes USA, Inc.	352,157	1,962
*	K12 Inc.	90,740	1,945
^	Landry’s Restaurants, Inc.	106,865	1,920
*^	Fleetwood Enterprises, Inc.	722,000	1,892
	M/I Homes, Inc.	119,856	1,885
*	Shutterfly, Inc.	152,527	1,862
*^	Orbitz Worldwide, Inc.	352,303	1,765
*^	Martha Stewart Living Omnimedia, Inc.	227,938	1,687
	CSS Industries, Inc.	69,516	1,684
*^	Shuffle Master, Inc.	333,890	1,649
*^	Conn’s, Inc.	102,077	1,640
*	1-800-FLOWERS.COM, Inc.	249,887	1,612
*	BJ’s Restaurants Inc.	162,144	1,578
*	DSW Inc. Class A	130,869	1,542
*	Lin TV Corp.	258,173	1,539
*	Steak n Shake Co.	242,373	1,534
^	Lee Enterprises, Inc.	383,613	1,531
*	hhgregg, Inc.	152,488	1,525
	Big 5 Sporting Goods Corp.	198,975	1,506
^	Brookfield Homes Corp.	113,210	1,390
	Kenneth Cole Productions, Inc.	108,225	1,374
*	Monarch Casino & Resort, Inc.	115,377	1,361
*	Lumber Liquidators, Inc.	100,915	1,312
*	Blockbuster Inc. Class B	648,004	1,309
*	Retail Ventures, Inc.	276,321	1,271
*	Great Wolf Resorts, Inc.	274,381	1,199
*^	MarineMax, Inc.	165,172	1,184
	Stein Mart, Inc.	255,926	1,154
*	Build-A-Bear-Workshop, Inc.	154,696	1,125
*	Cumulus Media Inc.	277,507	1,093
*^	American Apparel, Inc.	162,156	1,078
*	MTR Gaming Group Inc.	221,886	1,058
*	Town Sports International Holdings, Inc.	111,788	1,044
	Gray Television, Inc.	360,286	1,034
*	ValueVision Media, Inc.	289,272	1,033
	Triarc Cos., Inc. Class A	155,773	997
*	Playboy Enterprises, Inc. Class B	201,683	996
	AH Belo Corp.	166,750	950
*^	Six Flags, Inc.	803,750	924
	Dover Downs Gaming & Entertainment, Inc.	140,769	904
*	Ruth’s Hospitality Group Inc.	174,083	902
*	Westwood One, Inc.	698,125	873
*	Tuesday Morning Corp.	202,241	831
^	Marine Products Corp.	124,006	818

	Monaco Coach Corp.	266,954	812
*	Bluegreen Corp.	132,701	803
	PRIMEDIA Inc.	166,935	778
*^	Isle of Capri Casinos, Inc.	160,337	768
^	GateHouse Media, Inc.	300,901	740
	Lithia Motors, Inc.	143,387	705
*	Select Comfort Corp.	420,343	689
*^	Crown Media Holdings, Inc.	140,213	665
*^	WCI Communities, Inc.	299,171	434
*	Nexcen Brands, Inc.	459,636	257
			1,745,098
Consumer Staples (3.3%)
	Corn Products International, Inc.	708,970	34,818
*	Central European Distribution Corp.	389,841	28,907
*	BJ’s Wholesale Club, Inc.	607,606	23,514
	Flowers Foods, Inc.	784,577	22,235
	Alberto-Culver Co.	842,221	22,125
	J.M. Smucker Co.	503,460	20,461
*	NBTY, Inc.	570,295	18,284
	Herbalife Ltd.	454,600	17,616
	Del Monte Foods Co.	1,902,271	13,506
	Longs Drug Stores, Inc.	304,055	12,804
*	Darling International, Inc.	770,559	12,730
	Ruddick Corp.	365,686	12,547
	Universal Corp. (VA)	257,995	11,667
*^	Ralcorp Holdings, Inc.	234,067	11,572
	Casey’s General Stores, Inc.	456,012	10,566
*^	Chattem, Inc.	154,212	10,031
*	Hain Celestial Group, Inc.	379,499	8,911
*^	Rite Aid Corp.	5,272,954	8,384
*	Winn-Dixie Stores, Inc.	511,790	8,199
*	United Natural Foods, Inc.	385,915	7,518
*	The Great Atlantic & Pacific Tea Co., Inc.	324,252	7,399
	Nu Skin Enterprises, Inc.	490,537	7,319
*	TreeHouse Foods Inc.	295,543	7,170
^	Vector Group Ltd.	401,243	6,472
	Lancaster Colony Corp.	207,838	6,293
*	Chiquita Brands International, Inc.	405,688	6,154
*^	Green Mountain Coffee Roasters, Inc.	158,002	5,936
^	Pilgrim’s Pride Corp.	455,746	5,920
	The Andersons, Inc.	144,461	5,881
*	American Oriental Bioengineering, Inc.	570,160	5,627
	Sanderson Farms, Inc.	162,882	5,623
^	Tootsie Roll Industries, Inc.	210,908	5,300
	Spartan Stores, Inc.	207,167	4,765
	WD-40 Co.	153,172	4,480
*	Alliance One International, Inc.	869,722	4,444
	Lance, Inc.	236,084	4,431
	Nash-Finch Co.	127,840	4,381
*	Boston Beer Co., Inc. Class A	92,234	3,752
*	Elizabeth Arden, Inc.	246,112	3,736
^	Cal-Maine Foods, Inc.	110,778	3,655
	J & J Snack Foods Corp.	132,594	3,634
*	Prestige Brands Holdings Inc.	330,916	3,528
	Weis Markets, Inc.	101,980	3,311
	B&G Foods Inc.	350,014	3,269
	Reddy Ice Holdings, Inc.	206,685	2,827

	Ingles Markets, Inc.	117,075	2,731
*	The Pantry, Inc.	210,052	2,239
	PriceSmart, Inc.	111,077	2,197
	Inter Parfums, Inc.	145,276	2,179
*^	USANA Health Sciences, Inc.	76,244	2,049
*	Central Garden & Pet Co. Class A	429,763	1,762
	Farmer Brothers, Inc.	68,449	1,448
	Coca-Cola Bottling Co.	37,675	1,393
*	Revlon, Inc. Class A	1,586,038	1,348
	Alico, Inc.	34,840	1,208
*	Central Garden and Pet Co.	210,584	958
*^	Spectrum Brands Inc.	373,381	952
^	Mannatech, Inc.	150,389	818
	National Beverage Corp.	86,190	627
			463,611
Energy (10.8%)
*	Alpha Natural Resources, Inc.	657,532	68,574
*	Whiting Petroleum Corp.	400,128	42,446
*	Superior Energy Services, Inc.	765,211	42,194
*	Oceaneering International, Inc.	521,763	40,202
	St. Mary Land & Exploration Co.	597,018	38,591
*	Patriot Coal Corp.	251,682	38,580
	Foundation Coal Holdings, Inc.	428,213	37,931
*	Unit Corp.	446,545	37,050
*	Encore Acquisition Co.	488,089	36,699
*	Comstock Resources, Inc.	420,889	35,536
*	Helix Energy Solutions Group, Inc.	822,431	34,246
*	Atwood Oceanics, Inc.	270,457	33,629
*	Hercules Offshore, Inc.	841,545	31,996
*	Dresser Rand Group, Inc.	813,054	31,790
*	EXCO Resources, Inc.	842,687	31,104
	Tidewater Inc.	473,363	30,783
	Penn Virginia Corp.	394,310	29,739
*	Oil States International, Inc.	467,866	29,681
*	Core Laboratories N.V.	206,514	29,397
*	W-H Energy Services, Inc.	290,705	27,832
*	Mariner Energy Inc.	743,255	27,478
	Overseas Shipholding Group Inc.	280,921	22,339
	Berry Petroleum Class A	343,266	20,211
*	Swift Energy Co.	285,389	18,853
*	SEACOR Holdings Inc.	203,327	18,200
*	Dril-Quip, Inc.	287,631	18,121
*	Arena Resources, Inc.	336,273	17,762
*	Bill Barrett Corp.	297,373	17,667
*	Carrizo Oil & Gas, Inc.	258,280	17,586
*	Concho Resources, Inc.	466,604	17,404
	W&T Offshore, Inc.	289,111	16,916
*	Stone Energy Corp.	254,896	16,800
*	TETRA Technologies, Inc.	704,639	16,707
*	Global Industries Ltd.	928,680	16,651
*	Complete Production Services, Inc.	449,876	16,384
*	Delta Petroleum Corp.	632,269	16,136
*^	International Coal Group, Inc.	1,233,038	16,091
*	Willbros Group, Inc.	360,685	15,802
*	Grey Wolf, Inc.	1,736,295	15,679
	Atlas America, Inc.	344,420	15,516

	Holly Corp.	410,893	15,170
*^	Goodrich Petroleum Corp.	182,388	15,124
*^	BPZ Energy, Inc.	490,700	14,427
*	ION Geophysical Corp.	802,178	13,998
*	James River Coal Co.	236,223	13,864
*	Rosetta Resources, Inc.	482,520	13,752
	Crosstex Energy, Inc.	370,964	12,858
*^	Oilsands Quest, Inc.	1,941,462	12,619
*	Bristow Group, Inc.	254,070	12,574
*	Hornbeck Offshore Services, Inc.	221,147	12,497
*	Contango Oil & Gas Co.	129,004	11,987
	Lufkin Industries, Inc.	139,220	11,594
	CARBO Ceramics Inc.	198,323	11,572
*^	McMoRan Exploration Co.	403,853	11,114
*	ATP Oil & Gas Corp.	270,537	10,678
*	Parker Drilling Co.	1,059,598	10,607
*	PetroQuest Energy, Inc.	389,692	10,483
*	Gulfmark Offshore, Inc.	174,314	10,142
*	Petroleum Development Corp.	141,443	9,405
*	NATCO Group Inc.	168,175	9,171
*	Pioneer Drilling Co.	471,339	8,866
*	T-3 Energy Services, Inc.	109,853	8,730
*	Warren Resources Inc.	524,553	7,700
*^	GMX Resources Inc.	101,975	7,556
*	Parallel Petroleum Corp.	371,361	7,475
*	Clayton Williams Energy, Inc.	64,702	7,114
	General Maritime Corp.	270,624	7,031
*	Basic Energy Services Inc.	213,668	6,731
*	Newpark Resources, Inc.	855,612	6,725
*	Brigham Exploration Co.	412,560	6,531
*	Cal Dive International, Inc.	447,537	6,395
*^	USEC Inc.	1,047,371	6,368
*^	Enbridge Energy Management LLC	115,823	5,924
*	Matrix Service Co.	252,932	5,833
	World Fuel Services Corp.	256,797	5,634
	Gulf Island Fabrication, Inc.	114,423	5,599
	RPC Inc.	324,332	5,449
*	PHI Inc. Non-Voting Shares	117,495	4,720
*	CVR Energy, Inc.	244,333	4,703
*	Bronco Drilling Co., Inc.	253,528	4,660
*	Bois d’Arc Energy, Inc.	188,504	4,583
*	Veneco Inc.	190,349	4,418
*	Gulfport Energy Corp.	260,785	4,295
*	Energy Partners, Ltd.	284,950	4,251
*	Superior Well Services, Inc.	133,688	4,239
*^	Trico Marine Services, Inc.	113,469	4,133
*	Dawson Geophysical Co.	68,821	4,092
*^	Allis-Chalmers Energy Inc.	199,239	3,546
*	Harvest Natural Resources, Inc.	313,277	3,465
*	TXCO Resources Inc.	292,489	3,440
^	Western Refining, Inc.	289,654	3,430
*^	Rentech, Inc.	1,483,892	2,819
^	APCO Argentina Inc.	97,217	2,814
*^	VeraSun Energy Corp.	671,749	2,774
*	OYO Geospace Corp.	44,744	2,637
*	Approach Resources Inc.	77,997	2,090
*^	Cheniere Energy, Inc.	413,541	1,807
*^	Uranium Resources Inc.	469,777	1,733

*^	Clean Energy Fuels Corp.	146,516	1,683
^	Alon USA Energy, Inc.	110,809	1,325
*^	Evergreen Energy, Inc.	757,645	1,318
*^	Aventine Renewable Energy Holdings, Inc.	297,811	1,310
	Delek US Holdings, Inc.	127,024	1,170
*^	SulphCo, Inc.	496,882	1,128
*^	GeoGlobal Resources Inc.	374,488	798
*^	Pacific Ethanol, Inc.	345,566	625
*^	Verenium Corp.	297,911	575
			1,530,181
Financials (17.1%)
	Rayonier Inc. REIT	742,708	31,535
*	Affiliated Managers Group, Inc.	345,169	31,086
	Alexandria Real Estate Equities, Inc. REIT	303,258	29,519
	Nationwide Health Properties, Inc. REIT	901,940	28,402
	Waddell & Reed Financial, Inc.	750,762	26,284
	Essex Property Trust, Inc. REIT	235,672	25,099
	Cullen/Frost Bankers, Inc.	500,828	24,966
	Taubman Co. REIT	498,256	24,240
	Digital Realty Trust, Inc. REIT	589,103	24,100
	Bank of Hawaii Corp.	456,898	21,840
^	Realty Income Corp. REIT	959,494	21,838
	StanCorp Financial Group, Inc.	464,656	21,820
	Mack-Cali Realty Corp. REIT	622,585	21,274
	Arthur J. Gallagher & Co.	872,781	21,034
	BRE Properties Inc. Class A REIT	483,319	20,918
	The Hanover Insurance Group Inc.	492,179	20,918
	Senior Housing Properties Trust REIT	1,059,871	20,699
	Douglas Emmett, Inc. REIT	911,472	20,025
*	Philadelphia Consolidated Holding Corp.	580,200	19,709
	Apollo Investment Corp.	1,342,347	19,236
	Aspen Insurance Holdings Ltd.	793,736	18,788
	Jones Lang LaSalle Inc.	300,712	18,100
^	Valley National Bancorp	1,133,273	17,872
^	Jefferies Group, Inc.	1,057,191	17,782
*	Conseco, Inc.	1,766,416	17,523
	Highwood Properties, Inc. REIT	542,149	17,034
*	Alleghany Corp.	51,266	17,023
	Wilmington Trust Corp.	640,583	16,937
	Potlatch Corp. REIT	371,712	16,772
	BioMed Realty Trust, Inc. REIT	674,733	16,551
	Fulton Financial Corp.	1,644,796	16,530
	Platinum Underwriters Holdings, Ltd.	499,053	16,274
*	Knight Capital Group, Inc. Class A	874,608	15,725
	Astoria Financial Corp.	771,536	15,492
	Corporate Office Properties Trust, Inc. REIT	449,055	15,416
*	MSCI, Inc.-Class A Shares	416,811	15,126
	Erie Indemnity Co. Class A	325,384	15,016
	Washington Federal Inc.	829,173	15,008
	Endurance Specialty Holdings Ltd.	486,595	14,982
*^	SVB Financial Group	309,792	14,904
	Home Properties, Inc. REIT	308,555	14,829
	Kilroy Realty Corp. REIT	312,000	14,673
	Allied World Assurance Holdings, Ltd.	369,852	14,654
	HRPT Properties Trust REIT	2,137,271	14,469
	IPC Holdings Ltd.	544,784	14,464
	Westamerica Bancorporation	273,504	14,384
	National Retail Properties REIT	687,590	14,371

	Hilb, Rogal and Hamilton Co.	330,644	14,370
	Entertainment Properties Trust REIT	287,402	14,209
	Washington REIT	468,548	14,080
	UMB Financial Corp.	274,323	14,065
*	ProAssurance Corp.	290,135	13,958
*	Investment Technology Group, Inc.	411,447	13,767
*^	E*TRADE Financial Corp.	4,375,346	13,739
	CBL & Associates Properties, Inc. REIT	591,873	13,518
	DCT Industrial Trust Inc. REIT	1,596,480	13,219
	Brandywine Realty Trust REIT	824,481	12,994
	Montpelier Re Holdings Ltd.	873,953	12,891
	Unitrin, Inc.	457,020	12,600
	Mid-America Apartment Communities, Inc. REIT	244,542	12,481
	FirstMerit Corp.	763,120	12,446
	Zenith National Insurance Corp.	351,983	12,376
	Post Properties, Inc. REIT	415,619	12,365
	BancorpSouth, Inc.	702,163	12,281
*	Interactive Brokers Group, Inc.	380,299	12,219
	Mercury General Corp.	259,634	12,130
	First Niagara Financial Group, Inc.	939,336	12,080
^	Whitney Holdings Corp.	642,043	11,749
	NewAlliance Bancshares, Inc.	926,841	11,567
	Healthcare Realty Trust Inc. REIT	481,112	11,436
^	First Industrial Realty Trust REIT	413,208	11,351
	International Bancshares Corp.	520,816	11,130
	Susquehanna Bancshares, Inc.	807,147	11,050
	Extra Space Storage Inc. REIT	714,762	10,979
	Omega Healthcare Investors, Inc. REIT	653,279	10,877
	Tanger Factory Outlet Centers, Inc. REIT	296,549	10,655
	Odyssey Re Holdings Corp.	296,765	10,535
	American Campus Communities, Inc. REIT	377,515	10,510
	MFA Mortgage Investments, Inc. REIT	1,607,683	10,482
^	Assured Guaranty Ltd.	567,255	10,205
	Prosperity Bancshares, Inc.	376,375	10,061
	DiamondRock Hospitality Co. REIT	897,236	9,771
*	Argo Group International Holdings	290,945	9,764
	Employers Holdings, Inc.	469,922	9,727
	EastGroup Properties, Inc. REIT	225,859	9,689
	Equity Lifestyle Properties, Inc. REIT	219,432	9,655
	F.N.B. Corp.	816,522	9,619
	Delphi Financial Group, Inc.	413,996	9,580
	LaSalle Hotel Properties REIT	379,694	9,542
	Selective Insurance Group	502,690	9,430
	Sunstone Hotel Investors, Inc. REIT	565,872	9,393
*^	AmeriCredit Corp.	1,085,398	9,356
	optionsXpress Holdings Inc.	417,580	9,329
	Ares Capital Corp.	917,596	9,249
	Webster Financial Corp.	496,850	9,241
	Old National Bancorp	628,492	8,962
	United Bankshares, Inc.	389,157	8,931
	Hancock Holding Co.	223,197	8,769
	R.L.I. Corp.	176,207	8,717
	National Penn Bancshares Inc.	651,396	8,651
	Cash America International Inc.	277,083	8,590
	Pennsylvania REIT	370,514	8,574
	Sovran Self Storage, Inc. REIT	206,085	8,565
	First Midwest Bancorp, Inc.	458,761	8,556
	Colonial Properties Trust REIT	424,580	8,500

	Max Re Capital Ltd.	398,407	8,498
^	PrivateBancorp, Inc.	278,726	8,468
^	Cousins Properties, Inc. REIT	364,182	8,413
	Lexington Realty Trust REIT	603,305	8,223
^	Greenhill & Co., Inc.	151,873	8,180
	Trustmark Corp.	461,137	8,139
	Inland Real Estate Corp. REIT	560,223	8,078
	Equity One, Inc. REIT	385,039	7,913
	Capitol Federal Financial	210,329	7,910
*	PHH Corp.	512,113	7,861
	The Phoenix Cos., Inc.	1,028,121	7,824
	Glacier Bancorp, Inc.	482,758	7,719
	PS Business Parks, Inc. REIT	144,892	7,476
^	Colonial BancGroup, Inc.	1,648,079	7,285
*	Signature Bank	281,804	7,259
	Franklin Street Properties Corp. REIT	567,652	7,175
	Provident Financial Services Inc.	508,836	7,129
^	National Financial Partners Corp.	354,368	7,024
*	PICO Holdings, Inc.	160,463	6,972
*	Navigators Group, Inc.	128,206	6,930
^	MGIC Investment Corp.	1,130,278	6,906
^	Umpqua Holdings Corp.	568,602	6,897
	National Health Investors REIT	237,139	6,761
	First Financial Bankshares, Inc.	147,512	6,758
	Acadia Realty Trust REIT	289,563	6,703
	Strategic Hotels and Resorts, Inc. REIT	704,227	6,599
*	FCStone Group, Inc.	236,219	6,598
*^	Enstar Group Ltd.	74,841	6,549
*	Stifel Financial Corp.	189,045	6,501
	S & T Bancorp, Inc.	222,379	6,462
*	Forestar Real Estate Group, Inc.	336,182	6,404
	Infinity Property & Casualty Corp.	153,922	6,391
	City Holding Co.	155,540	6,341
	Sterling Bancshares, Inc.	693,506	6,304
	DuPont Fabros Technology Inc.	336,231	6,267
	FelCor Lodging Trust, Inc. REIT	591,750	6,213
	Medical Properties Trust Inc. REIT	613,068	6,204
*^	MF Global Ltd.	965,509	6,092
	GFI Group Inc.	672,822	6,062
*	Investors Bancorp, Inc.	461,997	6,034
	NBT Bancorp, Inc.	290,898	5,995
*	Alexander’s, Inc. REIT	19,159	5,951
	First Commonwealth Financial Corp.	623,971	5,822
	First Citizens BancShares Class A	41,358	5,769
^	Park National Corp.	106,390	5,734
^	Pacific Capital Bancorp	415,132	5,721
	MB Financial, Inc.	250,547	5,630
	CVB Financial Corp.	593,280	5,601
	U-Store-It Trust REIT	466,194	5,571
^	Redwood Trust, Inc. REIT	244,009	5,561
	United Fire & Casualty Co.	205,144	5,525
	Saul Centers, Inc. REIT	117,562	5,524
	Community Bank System, Inc.	267,565	5,517
	Horace Mann Educators Corp.	385,987	5,412
*^	Portfolio Recovery Associates, Inc.	143,868	5,395
	TrustCo Bank NY	714,033	5,298
	Wintrust Financial Corp.	221,575	5,285
	Brookline Bancorp, Inc.	551,413	5,266

*	Piper Jaffray Cos., Inc.	178,913	5,248
*^	KBW Inc.	250,230	5,150
	Investors Real Estate Trust REIT	538,879	5,141
	Capstead Mortgage Corp. REIT	470,816	5,108
	Financial Federal Corp.	231,210	5,077
	Ashford Hospitality Trust REIT	1,086,975	5,022
	National Western Life Insurance Co. Class A	22,699	4,960
	Cedar Shopping Centers, Inc. REIT	418,031	4,899
	Parkway Properties Inc. REIT	144,734	4,882
*	World Acceptance Corp.	144,616	4,869
	Harleysville Group, Inc.	143,362	4,850
	First BanCorp Puerto Rico	744,991	4,723
	Gramercy Capital Corp. REIT	407,264	4,720
	LTC Properties, Inc. REIT	184,115	4,706
	Safety Insurance Group, Inc.	130,606	4,656
	OneBeacon Insurance Group Ltd.	262,926	4,620
^	NorthStar Realty Finance Corp. REIT	553,914	4,609
	IBERIABANK Corp.	102,371	4,552
	Bank Mutual Corp.	447,597	4,494
	Anworth Mortgage Asset Corp. REIT	679,050	4,421
*	Hilltop Holdings Inc.	427,048	4,403
^	Maguire Properties, Inc. REIT	356,869	4,343
*	Tejon Ranch Co.	119,846	4,322
^	Cathay General Bancorp	396,430	4,309
^	East West Bancorp, Inc.	597,359	4,217
^	Anthracite Capital Inc. REIT	597,195	4,204
*	Greenlight Capital Re. Ltd.	183,348	4,191
	Tower Group, Inc.	197,275	4,180
	American Physicians Capital, Inc.	86,116	4,171
*	EZCORP, Inc.	326,606	4,164
	Chemical Financial Corp.	203,723	4,156
	SWS Group, Inc.	247,196	4,106
^	RAIT Financial Trust REIT	547,969	4,066
	Northwest Bancorp, Inc.	184,118	4,017
^	Glimcher Realty Trust REIT	356,322	3,984
*	First Cash Financial Services, Inc.	261,363	3,918
	American Equity Investment Life Holding Co.	478,697	3,901
	Flagstone Reinsurance Holdings Ltd.	323,802	3,818
*	Texas Capital Bancshares, Inc.	237,626	3,802
	Provident New York Bancorp, Inc.	341,612	3,778
*	FPIC Insurance Group, Inc.	82,892	3,757
	PacWest Bancorp	251,142	3,737
	Dime Community Bancshares	224,618	3,708
*	LaBranche & Co. Inc.	523,201	3,704
	WesBanco, Inc.	214,724	3,683
	Ramco-Gershenson Properties Trust REIT	174,617	3,587
^	Newcastle Investment Corp. REIT	498,982	3,498
	First Potomac REIT	229,232	3,493
	Independent Bank Corp. (MA)	145,876	3,478
*	Dollar Financial Corp.	228,793	3,457
^	Ambac Financial Group, Inc.	2,576,156	3,452
*	Beneficial Mutual Bancorp, Inc.	311,095	3,444
	Calamos Asset Management, Inc.	201,577	3,433
^	Cohen & Steers, Inc.	131,700	3,420
^	Frontier Financial Corp.	399,920	3,407
^	First Busey Corp.	257,516	3,404
	Community Trust Bancorp Inc.	127,941	3,360
	Columbia Banking System, Inc.	169,722	3,281

	Kite Realty Group Trust REIT	260,297	3,254
	Presidential Life Corp.	209,418	3,229
	Amtrust Financial Services Inc.	255,045	3,214
	State Auto Financial Corp.	133,956	3,206
	Universal Health Realty Income REIT	106,247	3,187
	Harleysville National Corp.	281,508	3,142
	Education Realty Trust, Inc. REIT	268,817	3,132
^	United Community Banks, Inc.	365,169	3,115
	Stewart Information Services Corp.	160,536	3,105
	LandAmerica Financial Group, Inc.	139,758	3,101
*	BGC Partners, Inc.	410,323	3,098
	CapLease, Inc. REIT	398,322	2,983
*	TradeStation Group, Inc.	292,285	2,967
	Simmons First National Corp.	105,927	2,963
	Castlepoint Holdings Ltd.	325,797	2,961
	Oriental Financial Group Inc.	206,633	2,947
^	TowneBank	194,100	2,923
	Chimera Investment Corp.	321,822	2,900
	Central Pacific Financial Co.	271,824	2,898
	Capital Southwest Corp.	27,612	2,878
	First Financial Corp. (IN)	92,881	2,843
	Sun Communities, Inc. REIT	155,162	2,829
	MCG Capital Corp.	708,709	2,821
	First Merchants Corp.	153,168	2,780
	Renasant Corp.	188,539	2,777
	First Financial Bancorp	300,274	2,763
*	Pinnacle Financial Partners, Inc.	136,891	2,750
	FBL Financial Group, Inc. Class A	136,950	2,723
*	United America Indemnity, Ltd.	202,045	2,701
^	The South Financial Group, Inc.	685,002	2,685
	Gamco Investors Inc. Class A	52,662	2,613
	WSFS Financial Corp.	58,132	2,593
	Sandy Spring Bancorp, Inc.	154,831	2,567
*^	Credit Acceptance Corp.	100,168	2,560
^	Capital Trust Class A REIT	133,270	2,560
^	Citizens Banking Corp.	906,455	2,556
	Getty Realty Holding Corp. REIT	175,610	2,531
	First Community Bancshares, Inc.	88,909	2,507
	BankFinancial Corp.	189,279	2,463
	BancFirst Corp.	57,494	2,461
*	eHealth, Inc.	137,373	2,426
	Nara Bancorp, Inc.	222,821	2,391
	Compass Diversified Trust	208,571	2,384
	Tompkins Trustco, Inc.	63,405	2,359
^	S.Y. Bancorp, Inc.	109,222	2,333
	Kearny Financial Corp.	202,533	2,228
^	UCBH Holdings, Inc.	986,976	2,221
	Advance America, Cash Advance Centers, Inc.	434,497	2,207
^	Capital City Bank Group, Inc.	99,586	2,167
*	Oritani Financial Corp.	134,192	2,147
	Washington Trust Bancorp, Inc.	107,303	2,114
*	CNA Surety Corp.	166,854	2,109
	Republic Bancorp, Inc. Class A	85,244	2,097
*	MarketAxess Holdings, Inc.	276,862	2,093
	Urstadt Biddle Properties Class A REIT	141,165	2,069
*^	Northfield Bancorp, Inc.	190,166	2,044
	Univest Corp. of Pennsylvania	102,726	2,040
	Sterling Financial Corp.	488,522	2,022

	First Source Corp.	125,219	2,016
	Nelnet, Inc.	179,438	2,015
	Boston Private Financial Holdings, Inc.	353,786	2,006
*	Darwin Professional Underwriters, Inc.	64,436	1,985
	Friedman, Billings, Ramsey Group, Inc. REIT	1,322,907	1,984
^	Heartland Financial USA, Inc.	108,914	1,981
	Hanmi Financial Corp.	368,518	1,920
^	Provident Bankshares Corp.	298,902	1,907
	Kansas City Life Insurance Co.	44,694	1,866
*	NewStar Financial, Inc.	308,049	1,821
*^	Guaranty Financial Group, Inc.	335,144	1,800
	First Financial Holdings, Inc.	104,625	1,797
^	Union Bankshares Corp.	120,613	1,796
*	Guaranty Bancorp	497,507	1,791
	Donegal Group Inc. Class A	111,676	1,772
	Bank of the Ozarks, Inc.	119,252	1,772
^	Asset Acceptance Capital Corp.	144,566	1,767
^	Arbor Realty Trust, Inc. REIT	184,259	1,653
*	Ocwen Financial Corp.	354,600	1,649
^	Cascade Bancorp	214,018	1,648
	ViewPoint Financial Group	107,827	1,587
*	Penson Worldwide, Inc.	131,986	1,577
^	The First Marblehead Corp.	607,469	1,561
	Advanta Corp. Class B	246,378	1,550
*^	Avatar Holding, Inc.	50,951	1,543
	Grubb & Ellis Co.	395,029	1,521
	The PMI Group Inc.	766,967	1,496
^	JER Investors Trust Inc. REIT	233,123	1,469
	Integra Bank Corp.	184,706	1,446
*^	Western Alliance Bancorp	185,634	1,441
	Wilshire Bancorp Inc.	166,993	1,431
	Resource America, Inc.	151,238	1,410
	TriCo Bancshares	128,077	1,402
	First Place Financial Corp.	139,607	1,312
^	Corus Bankshares Inc.	312,123	1,298
	Capitol Bancorp Ltd.	139,156	1,248
	Baldwin & Lyons, Inc. Class B	71,385	1,248
	BlackRock Kelso Capital Corp.	130,413	1,234
*	FBR Capital Markets Corp.	242,701	1,221
	West Coast Bancorp	140,332	1,217
	Anchor Bancorp Wisconsin Inc.	171,809	1,204
	Old Second Bancorp, Inc.	103,375	1,201
^	Roma Financial Corp.	90,212	1,182
	CoBiz Inc.	172,697	1,136
*	Cardtronics Inc.	127,641	1,132
	Amcore Financial, Inc.	200,020	1,132
^	Life Partners Holdings	56,598	1,131
^	Radian Group, Inc.	760,195	1,102
^	City Bank Lynnwood (WA)	126,197	1,085
^	Seacoast Banking Corp. of Florida	135,733	1,053
	First State Bancorporation	189,473	1,042
*^	First Federal Financial Corp.	128,873	1,036
^	Flagstar Bancorp, Inc.	342,372	1,031
	National Interstate Corp.	54,372	999
^	W Holding Co., Inc.	1,136,820	978
	Midwest Banc Holdings, Inc.	200,242	975
*	Virginia Commerce Bancorp, Inc.	187,151	971
*	Wauwatosa Holdings, Inc.	88,813	943

	Banner Corp.	106,043	940
	United Community Financial Corp.	241,997	907
^	ASTA Funding, Inc.	98,824	895
*^	CompuCredit Corp.	149,080	894
*	Meruelo Maddux Properties Inc.	406,597	886
^	Crystal River Capital Inc. REIT	234,585	859
	Independent Bank Corp. (MI)	191,043	764
	Urstadt Biddle Properties REIT	48,111	734
	BankAtlantic Bancorp, Inc. Class A	412,097	725
	Great Southern Bancorp, Inc.	84,630	687
*^	Primus Guaranty, Ltd.	234,221	682
	TierOne Corp.	145,417	667
*	First Acceptance Corp.	180,478	578
^	Downey Financial Corp.	202,874	562
	Advanta Corp. Class A	101,106	552
^	IndyMac Bancorp, Inc.	749,773	465
*	Thomas Weisel Partners Group, Inc.	83,477	457
	Taylor Capital Group, Inc.	53,830	403
^	Thornburg Mortgage, Inc. REIT	1,504,788	301
*	FX Real Estate and Entertainment Inc.	100,430	191
*	Guaranty Financial Group Rights Exp. 7/21/08	344,103	45
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			2,417,357
Health Care (11.4%)
*	Edwards Lifesciences Corp.	537,189	33,327
	PerkinElmer, Inc.	1,122,907	31,273
	Universal Health Services Class B	473,755	29,951
*	IDEXX Laboratories Corp.	577,370	28,141
*	Techne Corp.	351,108	27,172
*	BioMarin Pharmaceutical Inc.	922,475	26,733
*	ResMed Inc.	735,711	26,294
*	Watson Pharmaceuticals, Inc.	932,580	25,338
*	Tenet Healthcare Corp.	4,494,277	24,988
*	Alexion Pharmaceuticals, Inc.	338,124	24,514
*	Gen-Probe Inc.	511,114	24,268
*	Inverness Medical Innovations, Inc.	697,425	23,134
*	OSI Pharmaceuticals, Inc.	549,888	22,721
*	Pediatrix Medical Group, Inc.	459,606	22,626
*	VCA Antech, Inc.	797,838	22,164
*	United Therapeutics Corp.	210,890	20,614
*	Psychiatric Solutions, Inc.	521,069	19,717
*	Myriad Genetics, Inc.	411,142	18,715
*	Onyx Pharmaceuticals, Inc.	522,433	18,599
*	HLTH Corp.	1,640,106	18,566
	Owens & Minor, Inc. Holding Co.	387,170	17,690
*	Immucor Inc.	662,435	17,144
	STERIS Corp.	587,647	16,901
	Cooper Cos., Inc.	430,043	15,976
	Hill-Rom Holdings, Inc.	560,760	15,129
*	Masimo Corp.	440,438	15,129
*	Health Management Associates Class A	2,305,483	15,009
*	Nuvasive, Inc.	334,531	14,940
*	Cepheid, Inc.	526,242	14,798
*^	Valeant Pharmaceuticals International	862,650	14,760
*	Varian, Inc.	287,217	14,665
*	LifePoint Hospitals, Inc.	511,377	14,472
*	Bio-Rad Laboratories, Inc. Class A	175,693	14,212
*	PAREXEL International Corp.	532,891	14,020

*	Magellan Health Services, Inc.	377,500	13,979
*^	HealthSouth Corp.	833,575	13,862
*	Haemonetics Corp.	240,552	13,341
	West Pharmaceutical Services, Inc.	306,244	13,254
*^	Savient Pharmaceuticals Inc.	507,221	12,833
*	Amedisys Inc.	251,145	12,663
*	Auxilium Pharmaceuticals, Inc.	362,663	12,193
*^	Isis Pharmaceuticals, Inc.	877,459	11,960
	PDL BioPharma Inc.	1,106,477	11,751
*	Dionex Corp.	176,171	11,692
*	Alkermes, Inc.	944,157	11,670
	Medicis Pharmaceutical Corp.	532,813	11,072
*^	ArthroCare Corp.	264,907	10,811
*^	Advanced Medical Optics, Inc.	574,619	10,768
*	AMERIGROUP Corp.	506,546	10,536
*	Martek Biosciences Corp.	311,196	10,490
*^	American Medical Systems Holdings, Inc.	686,269	10,260
	Meridian Bioscience Inc.	379,551	10,217
*	Healthways, Inc.	340,361	10,075
*	Wright Medical Group, Inc.	346,992	9,858
*	PSS World Medical, Inc.	603,984	9,845
*	The Medicines Co.	491,057	9,733
*	HealthExtras, Inc.	322,346	9,715
*	Sunrise Senior Living, Inc.	430,213	9,671
*	Cubist Pharmaceuticals, Inc.	531,672	9,496
*	Acorda Therapeutics Inc.	287,322	9,433
*	Alpharma, Inc. Class A	418,132	9,421
*	Thoratec Corp.	512,498	8,912
^	Mentor Corp.	319,663	8,893
*	Applera Corp.-Celera Genomics Group	754,282	8,569
*	inVentiv Health, Inc.	306,069	8,506
*	Eclipsys Corp.	457,441	8,399
*	Regeneron Pharmaceuticals, Inc.	581,247	8,393
	Chemed Corp.	228,570	8,368
*	Kindred Healthcare, Inc.	290,622	8,358
*	Xenoport Inc.	213,782	8,344
*^	Integra LifeSciences Holdings	187,178	8,326
*^	Alnylam Pharmaceuticals Inc.	309,285	8,267
*	The TriZetto Group, Inc.	385,926	8,251
*	Healthspring, Inc.	482,713	8,148
*	Apria Healthcare Group Inc.	414,887	8,045
	Analogic Corp.	126,459	7,976
*	Rigel Pharmaceuticals, Inc.	341,977	7,749
*	Medarex, Inc.	1,147,002	7,582
*^	Luminex Corp.	366,455	7,531
*	ViroPharma Inc.	664,173	7,346
*	AmSurg Corp.	297,248	7,238
*	CONMED Corp.	271,835	7,217
*	Centene Corp.	413,697	6,946
*	Phase Forward Inc.	381,061	6,848
*	Affymetrix, Inc.	654,160	6,731
*	eResearch Technology, Inc.	384,591	6,707
*	Allscripts Healthcare Solutions, Inc.	539,254	6,692
*^	SurModics, Inc.	147,520	6,615
*	Zoll Medical Corp.	196,213	6,606
*	PharMerica Corp.	287,939	6,505
*	Human Genome Sciences, Inc.	1,221,493	6,364
*^	APP Pharmaceuticals, Inc.	379,376	6,343

^	Sciele Pharma, Inc.	321,252	6,216
	Vital Signs, Inc.	106,792	6,064
	Datascope Corp.	124,724	5,862
*^	Align Technology, Inc.	558,352	5,857
	Invacare Corp.	277,858	5,679
*	Cyberonics, Inc.	259,648	5,634
*	Incyte Corp.	720,188	5,481
*	AMAG Pharmaceuticals, Inc.	160,564	5,475
*	Symmetry Medical Inc.	335,126	5,436
*	AMN Healthcare Services, Inc.	319,829	5,411
*^	Theravance, Inc.	441,248	5,238
*	Par Pharmaceutical Cos. Inc.	321,589	5,219
*^	ev3 Inc.	549,325	5,208
*^	Conceptus, Inc.	279,484	5,168
*	AthenaHealth Inc.	167,658	5,157
*	Bruker BioSciences Corp.	398,945	5,126
*	K-V Pharmaceutical Co. Class A	262,342	5,071
*	Natus Medical Inc.	241,893	5,065
*	Exelixis, Inc.	998,910	4,995
*	Abaxis, Inc.	205,591	4,961
*	Seattle Genetics, Inc.	586,244	4,960
	Landauer, Inc.	88,025	4,951
*	Sun Healthcare Group Inc.	369,007	4,941
*	Abraxis BioScience	76,040	4,825
*	Gentiva Health Services, Inc.	251,835	4,797
*	CV Therapeutics, Inc.	574,724	4,730
*^	Sirona Dental Systems Inc.	181,262	4,698
*	HMS Holdings Corp.	218,629	4,694
*^	ABIOMED, Inc.	262,214	4,654
*	Quidel Corp.	278,058	4,594
*	Kendle International Inc.	125,026	4,542
*	SonoSite, Inc.	157,745	4,418
*	Universal American Corp.	421,993	4,313
*	Omnicell, Inc.	326,070	4,298
*	Orthofix International N.V.	144,062	4,171
*	Res-Care, Inc.	234,420	4,168
*	Cross Country Healthcare, Inc.	286,607	4,130
*^	Progenics Pharmaceuticals, Inc.	252,771	4,011
*	MedAssets, Inc.	230,644	3,932
*^	Dendreon Corp.	881,243	3,922
*^	InterMune Inc.	294,780	3,868
*	RTI Biologics, Inc.	431,597	3,776
*	Cougar Biotechnology Inc.	155,465	3,705
*	Greatbatch, Inc.	213,509	3,694
*	Allos Therapeutics Inc.	522,038	3,607
*	Merit Medical Systems, Inc.	245,224	3,605
*	Arena Pharmaceuticals, Inc.	682,283	3,541
*	Enzo Biochem, Inc.	312,415	3,505
*	MWI Veterinary Supply Inc.	103,229	3,418
*	LHC Group Inc.	145,830	3,391
*^	Halozyme Therapeutics Inc.	623,699	3,355
*^	Molina Healthcare Inc.	134,516	3,274
*^	Zymogenetics, Inc.	388,699	3,273
*	Volcano Corp.	265,540	3,240
*^	Sangamo BioSciences, Inc.	322,584	3,210
*	Salix Pharmaceuticals, Ltd.	449,887	3,163
*	Albany Molecular Research, Inc.	234,025	3,105
*	MedCath Corp.	170,987	3,074

*	Odyssey Healthcare, Inc.	309,209	3,012
*^	Momenta Pharmaceuticals, Inc.	241,382	2,969
*	Emeritus Corp.	202,754	2,964
*	Assisted Living Concepts Inc.	532,652	2,930
*	Nektar Therapeutics	871,136	2,918
*^	Accuray Inc.	391,692	2,855
*	Pharmanet Development Group, Inc.	179,223	2,826
*^	Medivation Inc.	231,689	2,741
	National Healthcare Corp.	59,199	2,713
*	ICU Medical, Inc.	117,027	2,678
*	CorVel Corp.	77,902	2,639
*	Air Methods Corp.	102,615	2,565
*^	Insulet Corp.	162,341	2,554
*^	Genomic Health, Inc.	133,319	2,553
*	Cypress Bioscience, Inc.	353,546	2,542
*^	Geron Corp.	720,154	2,485
*	Triple-S Management Corp.	151,833	2,482
*	Noven Pharmaceuticals, Inc.	232,057	2,481
*	Skilled Healthcare Group Inc.	182,216	2,445
*	Omrix Biopharmaceuticals, Inc.	136,229	2,144
*	Questcor Pharmaceuticals, Inc.	457,311	2,122
*	XOMA Ltd.	1,246,663	2,107
*	Ligand Pharmaceuticals Inc. Class B	809,697	2,105
*	Alliance Imaging, Inc.	241,189	2,091
*	Array BioPharma Inc.	425,527	2,000
*^	Hansen Medical Inc.	118,030	1,973
*^	GTx, Inc.	136,957	1,965
*	Nabi Biopharmaceuticals	497,810	1,961
*	Vital Images, Inc.	154,306	1,920
*	TomoTherapy, Inc.	211,361	1,887
*^	Osiris Therapeutics, Inc.	138,125	1,775
*^	MannKind Corp.	572,525	1,718
*^	Akorn, Inc.	503,792	1,668
*	OraSure Technologies, Inc.	441,379	1,651
*	Palomar Medical Technologies, Inc.	164,595	1,643
*	Cambrex Corp.	274,864	1,613
*^	Affymax Inc.	99,920	1,590
*	Cynosure Inc.	79,791	1,581
*^	Clinical Data, Inc.	110,155	1,572
*	Senomyx, Inc.	289,017	1,425
*^	Stereotaxis Inc.	263,230	1,411
*	Chindex International, Inc.	96,064	1,409
*	Nighthawk Radiology Holdings, Inc.	188,062	1,331
*	Orexigen Therapeutics Inc.	160,964	1,270
*	Neurocrine Biosciences, Inc.	287,100	1,203
*	Genoptix, Inc.	38,057	1,201
*	Caraco Pharmaceutical Laboratories, Ltd.	87,486	1,155
*	Lexicon Pharmaceuticals Inc.	712,755	1,140
*^	Opko Health, Inc.	747,374	1,136
*	Acadia Pharmaceuticals Inc.	297,024	1,096
*	K-V Pharmaceutical Co. Class B	53,281	1,034
*^	Indevus Pharmaceuticals, Inc.	628,575	987
*^	Virtual Radiologic Corp.	69,796	925
*^	Cadence Pharmaceuticals, Inc.	149,347	910
^	LCA-Vision Inc.	174,673	833
*^	Amicus Therapeutics, Inc.	74,329	794
*	Sucampo Pharmaceuticals Inc.	66,112	709

*	MAP Pharmaceuticals Inc.	67,032	692
*	Emergent BioSolutions Inc.	56,364	560
*	BioForm Medical, Inc.	109,349	442
			1,611,051
Industrials (17.1%)
	Walter Industries, Inc.	523,920	56,987
*	URS Corp.	790,628	33,183
*	Corrections Corp. of America	1,183,716	32,517
*	Kansas City Southern	730,582	32,138
	Lincoln Electric Holdings, Inc.	406,929	32,025
*	Alliant Techsystems, Inc.	310,720	31,594
*	FTI Consulting, Inc.	455,200	31,163
	DRS Technologies, Inc.	391,783	30,841
*	General Cable Corp.	497,370	30,265
	Donaldson Co., Inc.	674,296	30,101
*	Gardner Denver Inc.	507,125	28,805
	IDEX Corp.	771,987	28,440
	The Brink’s Co.	432,493	28,294
*^	Energy Conversion Devices, Inc.	381,779	28,114
	Landstar System, Inc.	497,455	27,469
	Trinity Industries, Inc.	771,667	26,769
*	GrafTech International Ltd.	971,268	26,059
	The Timken Co.	771,094	25,400
	Kennametal, Inc.	730,979	23,793
*	Kirby Corp.	483,283	23,198
	Graco, Inc.	578,780	22,034
	Wabtec Corp.	438,663	21,328
	Watson Wyatt & Co. Holdings	400,393	21,177
	Nordson Corp.	287,037	20,922
*	Thomas & Betts Corp.	550,945	20,853
	Teleflex Inc.	373,962	20,789
	Woodward Governor Co.	578,131	20,616
*	BE Aerospace, Inc.	882,455	20,552
	Con-way, Inc.	430,017	20,323
*	Waste Connections, Inc.	635,349	20,287
	GATX Corp.	454,488	20,147
*	Aecom Technology Corp.	617,017	20,072
	MSC Industrial Direct Co., Inc. Class A	448,050	19,763
	Curtiss-Wright Corp.	423,371	18,942
	Hubbell Inc. Class B	470,585	18,762
	Acuity Brands, Inc.	388,347	18,672
	Alexander & Baldwin, Inc.	405,706	18,480
	Valmont Industries, Inc.	172,206	17,959
	Crane Co.	458,376	17,661
*	EMCOR Group, Inc.	617,596	17,620
*	Hexcel Corp.	908,248	17,529
	Carlisle Co., Inc.	587,882	17,049
	UTI Worldwide, Inc.	847,304	16,904
^	Genco Shipping and Trading Ltd.	256,187	16,703
*	WESCO International, Inc.	415,422	16,634
	Brady Corp. Class A	481,558	16,628
	Actuant Corp.	529,222	16,591
	CLARCOR Inc.	459,107	16,115
*	Teledyne Technologies, Inc.	317,679	15,500
	Lennox International Inc.	515,562	14,931
	Belden Inc.	429,129	14,539
	The Corporate Executive Board Co.	335,752	14,118
*	Clean Harbors Inc.	195,484	13,891

	Robbins & Myers, Inc.	276,223	13,775
*	Esterline Technologies Corp.	278,904	13,739
	Baldor Electric Co.	391,639	13,700
*	Moog Inc.	365,332	13,605
	Kaydon Corp.	263,905	13,567
*^	United Rentals, Inc.	690,542	13,542
*^	American Superconductor Corp.	373,917	13,405
	Herman Miller, Inc.	536,858	13,362
	Eagle Bulk Shipping Inc.	443,177	13,105
*	Orbital Sciences Corp.	554,078	13,054
*	Chart Industries, Inc.	266,152	12,946
*	Tetra Tech, Inc.	557,403	12,608
	Regal-Beloit Corp.	297,347	12,563
	The Toro Co.	362,891	12,073
*	EnerSys	351,098	12,018
*	Hub Group, Inc.	350,107	11,949
*	ESCO Technologies Inc.	244,394	11,467
	Mine Safety Appliances Co.	286,722	11,466
	Mueller Industries Inc.	351,816	11,328
*	Geo Group Inc.	483,266	10,873
*	Continental Airlines, Inc. Class B	1,040,300	10,517
^	Knight Transportation, Inc.	573,908	10,503
	Otter Tail Corp.	268,995	10,445
	Macquarie Infrastructure Co. LLC	404,841	10,238
*	Genesee & Wyoming Inc. Class A	296,728	10,095
	Barnes Group, Inc.	435,829	10,063
	IKON Office Solutions, Inc.	886,646	10,001
	Ameron International Corp.	82,518	9,901
	Granite Construction Co.	313,584	9,887
	Watsco, Inc.	230,482	9,634
*	MPS Group, Inc.	903,666	9,606
	ABM Industries Inc.	426,792	9,496
	Forward Air Corp.	273,231	9,454
*^	Evergreen Solar, Inc.	974,282	9,441
^	Lindsay Manufacturing Co.	106,298	9,032
*	Navigant Consulting, Inc.	454,724	8,894
	Resources Connection, Inc.	434,762	8,847
	Heartland Express, Inc.	592,216	8,830
	Applied Industrial Technology, Inc.	363,581	8,788
	Titan International, Inc.	246,624	8,785
^	Simpson Manufacturing Co.	367,563	8,726
*	Superior Essex Inc.	194,451	8,678
	Deluxe Corp.	486,475	8,669
*	Ceradyne, Inc.	245,728	8,428
*	II-VI, Inc.	238,599	8,332
*	TransDigm Group, Inc.	247,378	8,309
^	Arkansas Best Corp.	226,209	8,288
*	Avis Budget Group, Inc.	983,252	8,230
*	United Stationers, Inc.	221,728	8,193
	Werner Enterprises, Inc.	434,964	8,082
*	Perini Corp.	244,061	8,066
*^	YRC Worldwide, Inc.	536,279	7,974
*	Layne Christensen Co.	181,736	7,958
*	Old Dominion Freight Line, Inc.	264,921	7,953
*	CoStar Group, Inc.	173,449	7,710
*	EnPro Industries, Inc.	204,739	7,645
*	Huron Consulting Group Inc.	168,601	7,644
	Triumph Group, Inc.	158,344	7,458

	EnergySolutions	329,647	7,368
	CIRCOR International, Inc.	149,729	7,335
	Skywest, Inc.	574,620	7,269
	Watts Water Technologies, Inc.	289,890	7,218
	Albany International Corp.	248,676	7,212
	Pacer International, Inc.	328,427	7,064
*	Korn/Ferry International	441,913	6,951
	Mueller Water Products, Inc.	813,463	6,947
*	NCI Building Systems, Inc.	186,913	6,865
*	RBC Bearings Inc.	205,763	6,856
	Franklin Electric, Inc.	175,332	6,799
^	HNI Corp.	379,082	6,695
*	The Advisory Board Co.	169,452	6,665
*^	The Middleby Corp.	151,708	6,662
*	Atlas Air Worldwide Holdings, Inc.	133,200	6,588
*	Mobile Mini, Inc.	327,428	6,549
	Rollins, Inc.	432,558	6,411
	Administaff, Inc.	221,711	6,184
	A.O. Smith Corp.	186,415	6,120
^	Briggs & Stratton Corp.	472,129	5,987
	Interface, Inc.	474,091	5,940
	Steelcase Inc.	589,937	5,917
	Badger Meter, Inc.	116,845	5,904
	Healthcare Services Group, Inc.	386,687	5,882
*	Polypore International Inc.	231,361	5,860
*	Sykes Enterprises, Inc.	309,882	5,844
	Knoll, Inc.	476,691	5,792
*	Acco Brands Corp.	513,708	5,769
	G & K Services, Inc. Class A	188,821	5,752
*	American Reprographics Co.	344,712	5,739
*	School Specialty, Inc.	192,235	5,715
	Gorman-Rupp Co.	142,860	5,692
*	Dycom Industries, Inc.	389,140	5,650
*	Team, Inc.	164,162	5,634
*	JetBlue Airways Corp.	1,491,976	5,565
*	Alaska Air Group, Inc.	360,854	5,536
	Armstrong Worldwide Industries, Inc.	189,077	5,525
*	TrueBlue, Inc.	416,781	5,506
	Seaboard Corp.	3,539	5,489
*	Astec Industries, Inc.	169,236	5,439
	Federal Signal Corp.	453,120	5,437
	McGrath RentCorp	216,751	5,330
	Kaman Corp. Class A	232,871	5,300
	Quanex Building Products Corp.	353,385	5,251
*	M&F Worldwide Corp.	131,083	5,153
	Comfort Systems USA, Inc.	379,132	5,096
	Raven Industries, Inc.	154,820	5,075
*	TBS International Ltd.	124,586	4,977
*^	RSC Holdings Inc.	536,769	4,970
*	AAR Corp.	360,576	4,879
	Viad Corp.	185,739	4,790
	Tennant Co.	159,069	4,783
*	Mastec Inc.	447,081	4,766
*^	Cenveo Inc.	486,015	4,748
*	Consolidated Graphics, Inc.	94,744	4,668
	Kelly Services, Inc. Class A	237,483	4,591
	American Ecology Corp.	155,296	4,586
	Universal Forest Products, Inc.	151,981	4,553

*	Axsys Technologies, Inc.	87,345	4,545
	Heidrick & Struggles International, Inc.	163,326	4,514
	Apogee Enterprises, Inc.	276,146	4,463
*	Beacon Roofing Supply, Inc.	418,597	4,441
*	Blount International, Inc.	382,059	4,436
^	American Science & Engineering, Inc.	85,821	4,422
*	Tecumseh Products Co. Class A	134,313	4,403
*	Interline Brands, Inc.	275,164	4,383
*	Exponent, Inc.	137,476	4,318
*^	American Commercial Lines Inc.	379,415	4,147
*^	FuelCell Energy, Inc.	582,028	4,132
*	Columbus McKinnon Corp.	170,283	4,100
	NACCO Industries, Inc. Class A	53,956	4,012
	Freightcar America Inc.	112,410	3,991
*	Insituform Technologies Inc. Class A	259,662	3,955
	Tredegar Corp.	266,004	3,910
	Ennis, Inc.	242,636	3,797
	Dynamic Materials Corp.	114,811	3,783
	Sun Hydraulics Corp.	116,953	3,774
*	Powell Industries, Inc.	74,850	3,773
*	CRA International Inc.	104,131	3,764
*	Titan Machinery, Inc.	119,843	3,753
	Aircastle Ltd.	445,664	3,748
*	DynCorp International Inc. Class A	242,476	3,674
^	HEICO Corp.	112,862	3,673
*	CBIZ Inc.	458,310	3,644
	Ampco-Pittsburgh Corp.	81,866	3,641
	Gibraltar Industries Inc.	226,002	3,609
	TAL International Group, Inc.	157,210	3,575
*^	Innerworkings, Inc.	295,014	3,528
	Encore Wire Corp.	165,654	3,510
	Cascade Corp.	81,745	3,459
	CDI Corp.	134,482	3,421
	Cubic Corp.	151,504	3,376
*	L.B. Foster Co. Class A	101,477	3,369
	Bowne & Co., Inc.	252,283	3,217
*	Stanley Inc.	95,413	3,198
*^	Amerco, Inc.	66,350	3,164
*^	Metalico, Inc.	179,886	3,152
*	Aerovironment Inc.	114,307	3,107
*	GenCorp, Inc.	430,634	3,083
*	Paragon Shipping, Inc.	183,438	3,080
*	Argon ST, Inc.	123,433	3,061
*^	Fuel-Tech N.V.	169,394	2,985
	The Greenbrier Cos., Inc.	147,001	2,984
*	Rush Enterprises, Inc. Class A	246,408	2,959
^	Houston Wire & Cable Co.	147,380	2,933
*	Kforce Inc.	341,397	2,898
*	Pike Electric Corp.	172,235	2,861
*^	Taser International Inc.	567,288	2,831
*	Ladish Co., Inc.	137,351	2,828
*	GeoEye Inc.	158,021	2,799
*	Republic Airways Holdings Inc.	308,820	2,674
^	Horizon Lines Inc.	268,467	2,671
*	H&E Equipment Services, Inc.	217,108	2,610
*^	Fushi Copperweld, Inc.	107,168	2,543
*	Hudson Highland Group, Inc.	241,802	2,532
*	Spherion Corp.	529,332	2,446
*	Hill International Inc.	145,262	2,388

	Great Lakes Dredge & Dock Co.	385,677	2,357
*^	EnerNOC Inc.	126,280	2,267
*	Griffon Corp.	254,294	2,228
*^	AirTran Holdings, Inc.	1,083,650	2,211
	Wabash National Corp.	290,827	2,199
	Textainer Group Holdings Ltd.	112,218	2,192
*	Allegiant Travel Co.	117,693	2,188
*^	Force Protection, Inc.	645,139	2,135
^	Mueller Water Products, Inc. Class A	262,211	2,116
^	American Woodmark Corp.	95,586	2,020
	Courier Corp.	100,023	2,008
*	LECG Corp.	228,621	1,998
*	US Airways Group Inc.	781,627	1,954
*	Dollar Thrifty Automotive Group, Inc.	202,853	1,917
*	Commercial Vehicle Group Inc.	203,533	1,903
	Kimball International, Inc. Class B	226,994	1,880
	Vicor Corp.	183,175	1,828
*	Volt Information Sciences Inc.	144,385	1,720
	American Railcar Industries, Inc.	100,826	1,692
	Schawk, Inc.	140,425	1,684
	HEICO Corp. Class A	62,772	1,668
*	Plug Power, Inc.	705,957	1,659
*^	Orion Energy Systems Inc.	165,649	1,657
*	Duff & Phelps Corp.	92,656	1,534
*^	3D Systems Corp.	157,042	1,492
*^	China Architectural Engineering Inc.	146,874	1,435
*	First Advantage Corp. Class A	86,258	1,367
*	Universal Truckload Services, Inc.	61,030	1,344
*^	Power-One, Inc.	619,381	1,171
	Lawson Products, Inc.	40,242	997
*	Accuride Corp.	233,906	994
*	TriMas Corp.	157,995	946
*	Rush Enterprises, Inc. Class B	82,713	898
*^	Builders FirstSource, Inc.	169,052	898
*^	TurboChef Technologies, Inc.	180,927	865
	The Standard Register Co.	90,636	855
*^	Medis Technology Ltd.	231,439	780
*^	Applied Energetics, Inc.	452,127	719
*	Tecumseh Products Co. Class B	22,008	638
*	Air Transport Services Group Inc.	573,341	573
			2,412,073
Information Technology (17.2%)
	Global Payments Inc.	752,931	35,087
*	ANSYS, Inc.	742,128	34,969
*	CommScope, Inc.	637,198	33,625
*	SAIC, Inc.	1,580,612	32,893
*	ON Semiconductor Corp.	3,558,981	32,636
*	Itron, Inc.	323,768	31,843
*	Mettler-Toledo International Inc.	334,273	31,709
*	Brocade Communications Systems, Inc.	3,565,578	29,380
	Broadridge Financial Solutions LLC	1,325,814	27,908
*	Equinix, Inc.	312,359	27,869
*	Varian Semiconductor Equipment Associates, Inc.	714,525	24,880
*	Compuware Corp.	2,597,785	24,783
^	FactSet Research Systems Inc.	434,381	24,482
*	MICROS Systems, Inc.	776,392	23,672
*	F5 Networks, Inc.	806,352	22,917
	Diebold, Inc.	623,765	22,194

*	Sybase, Inc.	743,289	21,868
*	Zebra Technologies Corp. Class A	644,854	21,048
*	SINA.com	492,555	20,958
*	Polycom, Inc.	834,286	20,323
*	Novell, Inc.	3,336,002	19,649
*	Ciena Corp.	825,449	19,126
*	Metavante Technologies	844,533	19,103
*	Microsemi Corp.	741,464	18,670
*	QLogic Corp.	1,273,432	18,579
*	Parametric Technology Corp.	1,099,411	18,327
*	Teradyne, Inc.	1,652,780	18,296
*	Take-Two Interactive Software, Inc.	704,797	18,022
*	Convergys Corp.	1,200,287	17,836
*	Tech Data Corp.	525,833	17,820
*	Sohu.com Inc.	250,490	17,645
*	Integrated Device Technology Inc.	1,730,688	17,203
*	Silicon Laboratories Inc.	474,083	17,110
*	Rambus Inc.	896,294	17,092
*	Anixter International Inc.	286,337	17,034
*^	Cree, Inc.	730,571	16,664
*	ADC Telecommunications, Inc.	1,114,870	16,467
*	Atheros Communications, Inc.	538,513	16,155
*	Solera Holdings, Inc.	583,726	16,146
	Jack Henry & Associates Inc.	744,910	16,120
	National Instruments Corp.	567,030	16,087
*	Foundry Networks, Inc.	1,351,040	15,969
*	PMC Sierra Inc.	2,070,107	15,836
*	NeuStar, Inc. Class A	723,747	15,604
*	Skyworks Solutions, Inc.	1,535,061	15,151
*	Digital River, Inc.	383,230	14,785
*	Macrovision Solutions Corp.	973,249	14,560
*	Vishay Intertechnology, Inc.	1,630,664	14,464
*	ValueClick, Inc.	930,719	14,100
*	Atmel Corp.	4,040,653	14,061
*	Concur Technologies, Inc.	417,604	13,877
*	Fairchild Semiconductor International, Inc.	1,180,830	13,851
*	TIBCO Software Inc.	1,771,657	13,553
*	Gartner, Inc. Class A	654,002	13,551
	ADTRAN Inc.	566,212	13,498
*	Mentor Graphics Corp.	849,862	13,428
*	International Rectifier Corp.	686,769	13,186
*	Unisys Corp.	3,329,070	13,150
*	CACI International, Inc.	285,283	13,057
*	Verigy Ltd.	568,745	12,916
*	Perot Systems Corp.	854,504	12,826
*	THQ Inc.	630,624	12,776
*	Informatica Corp.	831,406	12,504
*	EchoStar Corp.	398,590	12,444
*	Plexus Corp.	440,807	12,202
*	Ariba, Inc.	803,187	11,815
*	Amkor Technology, Inc.	1,118,953	11,648
*	Comtech Telecommunications Corp.	227,948	11,169
*	Benchmark Electronics, Inc.	678,117	11,080
*	InterDigital, Inc.	449,939	10,943
*	Arris Group Inc.	1,282,641	10,838
*	j2 Global Communications, Inc.	461,517	10,615
*^	VistaPrint Ltd.	395,714	10,589
*	Genpact, Ltd.	702,838	10,486

	Plantronics, Inc.	462,493	10,323
*	CyberSource Corp.	614,285	10,277
*	Progress Software Corp.	400,842	10,250
*	Blackboard Inc.	263,030	10,056
*	MKS Instruments, Inc.	456,113	9,989
*	Intermec, Inc.	462,167	9,742
	Fair Isaac, Inc.	462,862	9,614
*	Quest Software, Inc.	639,068	9,465
*	Mercadolibre Inc.	272,015	9,382
*	SRA International, Inc.	416,465	9,354
*	Emulex Corp.	796,934	9,284
*	Omniture, Inc.	498,077	9,249
*	ManTech International Corp.	191,935	9,236
*	Wright Express Corp.	371,721	9,219
*	Lawson Software, Inc.	1,264,873	9,196
	Cognex Corp.	390,044	8,991
	Blackbaud, Inc.	418,898	8,964
*	EarthLink, Inc.	1,035,900	8,961
*	ATMI, Inc.	314,261	8,774
*^	Sonus Networks, Inc.	2,541,651	8,692
*	Semtech Corp.	608,087	8,556
*	Rofin-Sinar Technologies Inc.	280,480	8,471
*	Tekelec	575,726	8,469
*	Net 1 UEPS Technologies, Inc.	348,187	8,461
*	Harmonic, Inc.	883,927	8,406
*	The Ultimate Software Group, Inc.	233,766	8,329
*^	Synaptics Inc.	216,231	8,158
*	TriQuint Semiconductor, Inc.	1,339,903	8,120
*	Wind River Systems Inc.	744,360	8,106
*	3Com Corp.	3,811,827	8,081
*^	L-1 Identity Solutions Inc.	606,018	8,072
*	FormFactor Inc.	437,785	8,068
*	Avocent Corp.	432,877	8,052
	Acxiom Corp.	693,214	7,965
	Syntel, Inc.	235,972	7,957
*	TeleTech Holdings, Inc.	398,506	7,954
*	Diodes Inc.	285,381	7,888
*	Checkpoint Systems, Inc.	376,339	7,858
*	Electronics for Imaging, Inc.	537,618	7,849
*	FEI Co.	343,719	7,830
*	Cymer, Inc.	287,239	7,721
*	RF Micro Devices, Inc.	2,623,460	7,608
*^	VeriFone Holdings, Inc.	632,116	7,554
*	Cabot Microelectronics Corp.	224,326	7,436
*	Tessera Technologies, Inc.	453,294	7,420
	Imation Corp.	316,416	7,252
*	Websense, Inc.	430,385	7,248
*	Entegris Inc.	1,094,430	7,169
*	Riverbed Technology, Inc.	507,256	6,960
*	Littelfuse, Inc.	215,027	6,784
*	Euronet Worldwide, Inc.	392,291	6,630
*	ScanSource, Inc.	245,839	6,579
*	Commvault Systems, Inc.	394,457	6,564
	Daktronics, Inc.	321,157	6,478
	United Online, Inc.	643,396	6,453
*	Sanmina-SCI Corp.	5,031,520	6,440
*	Rogers Corp.	169,606	6,375
*	RealNetworks, Inc.	964,066	6,363

*	OmniVision Technologies, Inc.	525,521	6,354
*	Advent Software, Inc.	174,362	6,291
	Technitrol, Inc.	369,062	6,270
*	Infinera Corp.	697,888	6,155
*	SPSS, Inc.	168,807	6,140
*	Avid Technology, Inc.	359,793	6,113
	MAXIMUS, Inc.	175,112	6,097
*	Sycamore Networks, Inc.	1,877,604	6,046
*	ACI Worldwide, Inc.	341,003	5,998
*	Standard Microsystem Corp.	219,248	5,953
*^	ANADIGICS, Inc.	594,719	5,858
*	Silicon Image, Inc.	799,567	5,797
*	Hittite Microwave Corp.	161,996	5,770
*	Zoran Corp.	486,663	5,694
*	Data Domain, Inc.	241,303	5,630
*	MicroStrategy Inc.	86,813	5,621
*	Ansoft Corp.	154,359	5,619
*	Manhattan Associates, Inc.	232,701	5,522
	AVX Corp.	488,203	5,522
*^	TiVo Inc.	891,100	5,498
*	Insight Enterprises, Inc.	463,128	5,432
	MTS Systems Corp.	151,025	5,419
*	Netlogic Microsystems Inc.	161,198	5,352
*^	UTStarcom, Inc.	974,951	5,333
*	TTM Technologies, Inc.	400,749	5,294
*	Applied Micro Circuits Corp.	617,761	5,288
*^	Powerwave Technologies, Inc.	1,238,542	5,264
*	DTS Inc.	167,450	5,245
*	ViaSat, Inc.	259,305	5,241
*^	Palm, Inc.	964,496	5,199
*	Interwoven Inc.	429,997	5,164
*	Brooks Automation, Inc.	623,118	5,153
*	Cogent Inc.	448,411	5,098
*	Vocus, Inc.	158,362	5,095
^	Heartland Payment Systems, Inc.	215,475	5,085
*	Blue Coat Systems, Inc.	359,348	5,070
^	Quality Systems, Inc.	169,286	4,957
*	TNS Inc.	206,019	4,936
*	JDA Software Group, Inc.	272,470	4,932
*	Sapient Corp.	765,865	4,917
*^	Bankrate, Inc.	124,937	4,881
*	Monolithic Power Systems	221,388	4,786
*	Cavium Networks, Inc.	226,552	4,758
*	Forrester Research, Inc.	152,901	4,722
*	Axcelis Technologies, Inc.	966,681	4,717
*	CMGI, Inc.	442,654	4,692
*	Advanced Energy Industries, Inc.	342,436	4,691
	Micrel, Inc.	508,611	4,654
*	NETGEAR, Inc.	334,458	4,636
*	MSC Software Corp.	421,745	4,631
*	Tyler Technologies, Inc.	340,941	4,627
*	Veeco Instruments, Inc.	286,095	4,600
*	DealerTrack Holdings Inc.	323,267	4,561
	Black Box Corp.	167,405	4,552
*	Hughes Communications Inc.	91,286	4,481
	Park Electrochemical Corp.	183,457	4,460
*	Actel Corp.	250,994	4,229
*	Cirrus Logic, Inc.	758,114	4,215

*	SYNNEX Corp.	166,639	4,181
*	S1 Corp.	536,531	4,062
*	EPIQ Systems, Inc.	283,682	4,028
*	Taleo Corp. Class A	202,160	3,960
*	Art Technology Group, Inc.	1,219,956	3,904
*^	Sigma Designs, Inc.	279,650	3,884
*	SonicWALL, Inc.	587,168	3,787
*	FARO Technologies, Inc.	149,430	3,761
	Methode Electronics, Inc. Class A	358,939	3,751
*	Kenexa Corp.	198,942	3,748
*	Rackable Systems Inc.	278,752	3,735
*	Electro Scientific Industries, Inc.	263,589	3,735
*^	Universal Display Corp.	300,090	3,697
*	Kulicke & Soffa Industries, Inc.	504,540	3,678
*	Adaptec, Inc.	1,143,198	3,658
*	Brightpoint, Inc.	499,817	3,649
*	Newport Corp.	315,554	3,594
*^	SAVVIS, Inc.	275,759	3,560
*	CSG Systems International, Inc.	319,329	3,519
*	Stratasys, Inc.	188,478	3,479
*	ComScore Inc.	158,282	3,454
*	Epicor Software Corp.	497,198	3,436
*	Novatel Wireless, Inc.	307,413	3,422
*	Lattice Semiconductor Corp.	1,088,267	3,406
*	Ness Technologies Inc.	333,546	3,375
*	Hutchinson Technology, Inc.	249,505	3,353
*^	Starent Networks Corp.	259,727	3,267
*	AsiaInfo Holdings, Inc.	275,930	3,261
*	Move, Inc.	1,395,731	3,252
*	Global Cash Access, Inc.	471,565	3,235
*	Ciber, Inc.	519,036	3,223
	CTS Corp.	318,884	3,205
*	EMS Technologies, Inc.	145,136	3,170
*^	SuccessFactors Inc.	286,079	3,133
*^	Finisar Corp.	2,627,332	3,127
*^	LoopNet, Inc.	275,810	3,117
*	Netezza Corp.	271,000	3,111
^	Marchex, Inc.	250,014	3,080
	Cohu, Inc.	207,037	3,039
*	Switch and Data Inc.	176,306	2,995
*^	VASCO Data Security International, Inc.	281,413	2,963
*	Extreme Networks, Inc.	1,043,296	2,963
*^	Echelon Corp.	269,564	2,938
*	Vignette Corp.	243,727	2,925
*^	NetSuite Inc.	141,817	2,903
*	Internet Capital Group Inc.	366,228	2,831
*	Exar Corp.	374,105	2,821
*	GSI Group, Inc.	363,452	2,820
*	IPG Photonics Corp.	145,534	2,738
*	GSI Commerce, Inc.	199,315	2,717
	InfoSpace, Inc.	325,594	2,712
*	Ixia	386,653	2,687
*^	Perficient, Inc.	277,335	2,679
*	Photronics, Inc.	376,149	2,648
*	The Knot, Inc.	268,557	2,626
*	Quantum Corp.	1,942,913	2,623
	NIC Inc.	381,267	2,604
*	Radiant Systems, Inc.	241,488	2,591

*^	Multi-Fineline Electronix, Inc.	93,620	2,590
*	RightNow Technologies Inc.	189,316	2,588
*^	Aruba Networks, Inc.	492,454	2,576
*	KEMET Corp.	794,064	2,573
*	Supertex, Inc.	109,503	2,556
*	Spansion Inc. Class A	1,122,254	2,525
	Agilysys, Inc.	222,367	2,522
*	Silicon Storage Technology, Inc.	888,365	2,461
*	SiRF Technology Holdings, Inc.	543,819	2,349
*	Cogo Group, Inc.	253,907	2,313
	Electro Rent Corp.	183,794	2,305
*	Harris Stratex Networks, Inc. Class A	241,147	2,288
*^	WebMD Health Corp. Class A	81,018	2,260
	Bel Fuse, Inc. Class B	90,300	2,231
*	Secure Computing Corp.	537,406	2,225
*	Mattson Technology, Inc.	466,518	2,221
*	Monotype Imaging Holdings Inc.	178,717	2,177
*	Magma Design Automation, Inc.	357,277	2,169
*^	Internap Network Services Corp.	462,751	2,166
*	DSP Group Inc.	306,518	2,146
*	Rudolph Technologies, Inc.	272,738	2,100
*	Conexant Systems, Inc.	466,460	2,099
*	Symyx Technologies, Inc.	300,599	2,098
*	Trident Microsystems, Inc.	572,060	2,088
*	Loral Space and Communications Ltd.	115,138	2,029
*^	FalconStor Software, Inc.	284,969	2,018
*	3PAR, Inc.	256,781	2,013
*	Intervoice, Inc.	348,744	1,988
*^	Constant Contact, Inc.	104,431	1,969
*^	Nextwave Wireless Inc.	481,787	1,946
*	ExlService Holdings, Inc.	135,515	1,901
*^	Comverge Inc.	135,557	1,895
*^	Synchronoss Technologies, Inc.	200,601	1,811
*	Neutral Tandem, Inc.	101,891	1,783
*	MRV Communications Inc.	1,496,079	1,780
*	Acme Packet, Inc.	227,744	1,767
*	Dice Holdings Inc.	204,704	1,691
*	Liquidity Services, Inc.	145,614	1,679
*^	BearingPoint, Inc.	2,034,860	1,669
*	iGATE Corp.	203,176	1,652
*	Chordiant Software, Inc.	314,645	1,573
*	Rubicon Technology, Inc.	72,603	1,475
*^	Sonic Solutions, Inc.	236,697	1,411
*	Lionbridge Technologies, Inc.	546,446	1,410
	infoGROUP, Inc.	321,132	1,410
*	Advanced Analogic Technologies, Inc.	340,218	1,405
*^	Orbcomm, Inc.	237,019	1,351
*	Eagle Test Systems, Inc.	119,654	1,340
*^	Limelight Networks Inc.	349,202	1,334
*	PDF Solutions, Inc.	223,952	1,333
*	Smart Modular Technologies Inc.	345,519	1,323
*	DivX, Inc.	179,988	1,321
	Gevity HR, Inc.	220,658	1,187
	Openwave Systems Inc.	789,587	1,176
*	OpNext, Inc.	214,309	1,153
*	Internet Brands Inc.	172,648	1,145
*^	Airvana, Inc.	210,273	1,127
*	TechTarget	95,572	1,009

*	Compellent Technologies, Inc.	86,524	981
*	Optium Corp.	132,359	964
*^	Isilon Systems Inc.	204,888	910
*	BigBand Networks Inc.	171,838	813
^	Renaissance Learning, Inc.	68,725	770
*	Deltek, Inc.	100,723	763
	Bel Fuse, Inc. Class A	9,304	261
			2,429,726
Materials (4.9%)
	Nalco Holding Co.	1,330,315	28,136
	AptarGroup Inc.	646,871	27,136
	Compass Minerals International, Inc.	306,365	24,681
	RPM International, Inc.	1,154,607	23,785
	Schnitzer Steel Industries, Inc. Class A	205,527	23,553
	Cytec Industries, Inc.	428,854	23,398
	Packaging Corp. of America	989,018	21,274
*	Century Aluminum Co.	310,931	20,674
	Carpenter Technology Corp.	434,488	18,965
	Olin Corp.	707,122	18,513
	Hercules, Inc.	1,021,978	17,302
	Valspar Corp.	902,055	17,058
*	W.R. Grace & Co.	666,587	15,658
	Cabot Corp.	617,027	15,000
*	Rockwood Holdings, Inc.	420,585	14,636
	Greif Inc. Class A	225,539	14,441
*^	Coeur d’Alene Mines Corp.	4,695,343	13,617
	Chemtura Corp.	2,293,666	13,395
	Worthington Industries, Inc.	647,781	13,280
	Silgan Holdings, Inc.	250,502	12,711
	Texas Industries, Inc.	220,628	12,384
	Sensient Technologies Corp.	427,100	12,027
	H.B. Fuller Co.	533,522	11,972
	Minerals Technologies, Inc.	181,210	11,523
	Temple-Inland Inc.	1,006,149	11,339
*^	Hecla Mining Co.	1,149,722	10,646
	Eagle Materials, Inc.	411,496	10,423
	Rock-Tenn Co.	342,473	10,271
*	Smurfit-Stone Container Corp.	2,419,346	9,847
*	OM Group, Inc.	285,305	9,355
	Louisiana-Pacific Corp.	979,730	8,318
	NewMarket Corp.	124,544	8,249
	Royal Gold, Inc.	256,512	8,044
	Kaiser Aluminum Corp.	146,158	7,824
	Arch Chemicals, Inc.	235,115	7,794
*	RTI International Metals, Inc.	218,622	7,787
	Ferro Corp.	412,166	7,732
	Scotts Miracle-Gro Co.	425,962	7,484
*	Esmark, Inc.	373,074	7,133
	Koppers Holdings, Inc.	167,944	7,032
	Olympic Steel, Inc.	86,199	6,544
*	Haynes International, Inc.	112,761	6,489
*^	Zoltek Cos., Inc.	257,157	6,236
	AMCOL International Corp.	214,164	6,095
*	PolyOne Corp.	839,774	5,853
	Glatfelter	427,826	5,780
	A. Schulman Inc.	237,921	5,479
	Deltic Timber Corp.	100,352	5,370
*^	Calgon Carbon Corp.	346,136	5,351

*^	Stillwater Mining Co.	437,350	5,174
*^	AbitibiBowater, Inc.	516,001	4,814
*	Brush Engineered Materials Inc.	192,770	4,708
*	Headwaters Inc.	397,011	4,673
	A.M. Castle & Co.	156,681	4,483
	Innophos Holdings Inc.	138,491	4,425
	Innospec, Inc.	225,535	4,245
*	Horsehead Holding Corp.	329,168	4,003
*^	Flotek Industries, Inc.	171,439	3,535
	Wausau Paper Corp.	451,381	3,480
*^	General Moly, Inc.	404,057	3,180
*	Buckeye Technology, Inc.	371,209	3,140
	Westlake Chemical Corp.	185,675	2,759
	Spartech Corp.	284,308	2,681
	American Vanguard Corp.	203,201	2,499
*^	Apex Silver Mines Ltd.	500,480	2,457
	Neenah Paper Inc.	141,305	2,361
	Schweitzer-Mauduit International, Inc.	139,801	2,356
	Myers Industries, Inc.	266,068	2,169
*	Graphic Packaging Holding Co.	1,045,128	2,111
^	Georgia Gulf Corp.	308,135	894
	NL Industries, Inc.	91,997	877
	Tronox Inc. Class B	222,040	671
	Tronox Inc.	175,693	555
			689,844
Telecommunication Services (1.2%)
*	SBA Communications Corp.	924,884	33,305
*	TW telecom, Inc.	1,322,520	21,200
*	Cincinnati Bell Inc.	2,352,755	9,364
*	Premiere Global Services, Inc.	555,951	8,106
*^	Clearwire Corp.	578,419	7,496
*	Syniverse Holdings Inc.	420,599	6,814
^	FairPoint Communications, Inc.	844,553	6,089
*^	Cogent Communications Group, Inc.	431,540	5,783
*^	Rural Cellular Corp. Class A	124,445	5,539
*	Centennial Communications Corp. Class A	768,313	5,371
*	PAETEC Holding Corp.	828,672	5,262
	Iowa Telecommunications Services Inc.	298,290	5,253
	Alaska Communications Systems Holdings, Inc.	404,982	4,835
*^	Global Crossing Ltd.	231,837	4,159
*	iPCS, Inc.	137,267	4,067
	NTELOS Holdings Corp.	158,956	4,033
*	Cbeyond Inc.	214,295	3,433
*	ICO Global Communications (Holdings) Ltd.	1,028,154	3,352
	Consolidated Communications Holdings, Inc.	222,635	3,315
*^	TerreStar Corp.	743,875	2,961
*	General Communication, Inc.	425,040	2,920
	Shenandoah Telecommunications Co.	210,155	2,736
	Atlantic Tele-Network, Inc.	93,530	2,573
	USA Mobility, Inc.	220,122	1,662
*^	Vonage Holdings Corp.	738,223	1,225
	SureWest Communications	129,842	1,095
*^	Fibertower Corp.	689,227	965
	IDT Corp. Class B	430,712	732
*^	Globalstar, Inc.	235,097	665
	IDT Corp.	131,584	199
			164,509

Utilities (4.1%)
	Puget Energy, Inc.	1,228,385	29,469
	UGI Corp. Holding Co.	1,011,318	29,035
	Southern Union Co.	1,022,982	27,641
	OGE Energy Corp.	869,749	27,580
	AGL Resources Inc.	724,129	25,040
	ITC Holdings Corp.	459,836	23,502
	Atmos Energy Corp.	852,155	23,494
	Vectren Corp.	723,932	22,594
	Westar Energy, Inc.	993,782	21,376
	Great Plains Energy, Inc.	815,992	20,628
^	Aqua America, Inc.	1,264,725	20,198
	Hawaiian Electric Industries Inc.	790,034	19,538
	Nicor Inc.	427,973	18,227
^	Piedmont Natural Gas, Inc.	694,872	18,178
	WGL Holdings Inc.	468,316	16,269
*	Aquila, Inc.	3,559,873	13,421
	Portland General Electric Co.	592,894	13,352
	Cleco Corp.	570,550	13,311
	New Jersey Resources Corp.	396,829	12,956
	IDACORP, Inc.	427,344	12,346
	Southwest Gas Corp.	404,371	12,022
	Northwest Natural Gas Co.	249,916	11,561
	Black Hills Corp.	357,456	11,460
	Avista Corp.	502,140	10,776
	South Jersey Industries, Inc.	280,463	10,478
	ALLETE, Inc.	248,544	10,439
	UniSource Energy Corp.	334,707	10,379
	Ormat Technologies Inc.	193,584	9,520
	NorthWestern Corp.	369,140	9,384
	PNM Resources Inc.	727,615	8,702
*	El Paso Electric Co.	427,399	8,463
	The Laclede Group, Inc.	195,938	7,910
	MGE Energy, Inc.	207,993	6,785
	UIL Holdings Corp.	226,608	6,665
^	California Water Service Group	186,505	6,112
	Empire District Electric Co.	318,175	5,899
	American States Water Co.	163,427	5,710
	CH Energy Group, Inc.	149,951	5,334
	SJW Corp.	130,201	3,437
	EnergySouth, Inc.	68,996	3,385
*^	Synthesis Energy Systems, Inc.	307,367	2,766
			575,342

Total Common Stocks (Cost $13,574,039)			14,038,792
Temporary Cash Investments (6.9%)[1]
Money Market Fund (6.8%)
2	Vanguard Market Liquidity Fund, 2.405%	53,027,597	53,028
2	Vanguard Market Liquidity Fund, 2.405%	902,629,960	902,630
			955,658

		Face
		Amount
		($000)
U.S. Agency Obligations (0.1%)
3	Federal Home Loan Bank
4	2.030%, 8/8/08	3,000	2,993
3	Federal Home Loan Mortgage Corp.
4	2.114%, 7/21/08	5,500	5,493
			8,486
Total Temporary Cash Investments (Cost $964,145)			964,144
Total Investments (106.4%) (Cost $14,538,184)			15,002,936
Other Assets and Liabilities—Net (–6.4%)			(904,209)
Net Assets (100%)			14,098,727

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 6.4%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

4 Securities with a value of $8,486,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

June 30, 2008

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.5%)
	DeVry, Inc.	362,441	19,434
	Strayer Education, Inc.	81,358	17,010
*	Big Lots Inc.	509,779	15,925
*	Hanesbrands Inc.	537,024	14,575
*	LKQ Corp.	682,647	12,335
*	Aeropostale, Inc.	377,372	11,823
*	Scientific Games Corp.	392,730	11,633
*	The Warnaco Group, Inc.	254,520	11,217
	John Wiley & Sons Class A	246,356	11,093
	Orient-Express Hotel Ltd.	239,390	10,399
*	Liberty Media Corp.-Capital Series A	694,351	9,999
*	Deckers Outdoor Corp.	69,589	9,687
*	Bally Technologies Inc.	278,177	9,402
*	Marvel Entertainment, Inc.	285,808	9,186
*	WMS Industries, Inc.	285,445	8,498
*	Dick’s Sporting Goods, Inc.	477,630	8,473
*	Fossil, Inc.	275,121	7,998
	Matthews International Corp.	175,288	7,934
^	Polaris Industries, Inc.	192,912	7,790
	Arbitron Inc.	159,136	7,559
*	Jack in the Box Inc.	336,140	7,533
*^	Panera Bread Co.	161,879	7,489
	Hillenbrand Inc.	349,519	7,480
*	Chipotle Mexican Grill, Inc. Class B	99,180	7,474
*	J. Crew Group, Inc.	225,296	7,437
*^	Netflix.com, Inc.	275,989	7,195
*	Lions Gate Entertainment Corp.	668,421	6,925
*^	Chipotle Mexican Grill, Inc.	82,003	6,775
*^	Vail Resorts Inc.	152,763	6,543
	Sotheby’s	247,228	6,519
*	The Gymboree Corp.	161,603	6,475
*	Morningstar, Inc.	86,836	6,255
*	The Cheesecake Factory Inc.	381,880	6,076
*	Corinthian Colleges, Inc.	479,630	5,568
*^	Life Time Fitness, Inc.	187,370	5,537
*	Tractor Supply Co.	190,411	5,530
	Aaron Rents, Inc.	242,808	5,422
*	Chico’s FAS, Inc.	993,679	5,336
	Choice Hotels International, Inc.	194,845	5,163
*	Coinstar, Inc.	157,639	5,156
*	The Children’s Place Retail Stores, Inc.	139,344	5,030
*	Sonic Corp.	325,541	4,818
^	Pool Corp.	267,782	4,756
*^	Lululemon Athletica, Inc.	152,273	4,425
*	Capella Education Co.	73,425	4,380
^	Thor Industries, Inc.	204,635	4,351
*	Live Nation, Inc.	401,623	4,249
*	CEC Entertainment Inc.	150,216	4,208
*^	Under Armour, Inc.	163,459	4,191

	Gentex Corp.	284,592	4,109
	MDC Holdings, Inc.	103,839	4,056
*^	Hibbett Sports Inc.	171,877	3,627
*	Gaylord Entertainment Co.	151,058	3,619
*^	Crocs, Inc.	440,865	3,531
*^	Iconix Brand Group Inc.	288,657	3,487
	CKE Restaurants Inc.	277,595	3,462
*	Papa John’s International, Inc.	130,120	3,460
*^	Blue Nile Inc.	80,003	3,402
*^	True Religion Apparel, Inc.	121,510	3,238
*^	P.F. Chang’s China Bistro, Inc.	136,302	3,045
*	Sally Beauty Co. Inc.	459,498	2,968
*	Texas Roadhouse, Inc.	314,264	2,819
*^	Jos. A. Bank Clothiers, Inc.	102,463	2,741
*	CSK Auto Corp.	248,090	2,600
^	NutriSystem, Inc.	183,622	2,596
*	Champion Enterprises, Inc.	437,429	2,559
	National CineMedia Inc.	236,601	2,522
*	Red Robin Gourmet Burgers, Inc.	90,084	2,499
*	Steiner Leisure Ltd.	86,438	2,451
*^	Overstock.com, Inc.	94,140	2,443
*	Skechers U.S.A., Inc.	120,704	2,385
*	Meritage Corp.	154,437	2,343
*	RCN Corp.	212,326	2,289
*	Buffalo Wild Wings Inc.	91,113	2,262
*^	Charter Communications, Inc.	2,136,482	2,243
*	thinkorswim Group, Inc.	315,894	2,227
	CKX, Inc.	246,920	2,161
*	Pre-Paid Legal Services, Inc.	52,720	2,141
*	Volcom, Inc.	89,344	2,138
*	Visteon Corp.	732,348	1,926
*	Coldwater Creek Inc.	358,572	1,893
*	Knology, Inc.	169,445	1,862
*	99 Cents Only Stores	276,954	1,828
*	Drew Industries, Inc.	111,443	1,777
*	American Public Education, Inc.	45,307	1,769
*^	Zumiez Inc.	106,462	1,765
*	California Pizza Kitchen, Inc.	156,578	1,752
*	Universal Electronics, Inc.	82,304	1,720
*	Pacific Sunwear of California, Inc.	199,804	1,704
*	Morgans Hotel Group	163,019	1,679
*	Dolan Media Co.	91,826	1,671
*	Mediacom Communications Corp.	310,231	1,657
*^	DineEquity, Inc.	43,445	1,623
	Men’s Wearhouse, Inc.	98,365	1,602
*	Peet’s Coffee & Tea Inc.	78,414	1,554
*	Denny’s Corp.	532,205	1,511
	Warner Music Group Corp.	211,297	1,509
	bebe stores, inc.	150,676	1,448
*^	Ulta Salon, Cosmetics & Fragrance, Inc.	128,469	1,444
	Systemax Inc.	81,434	1,437
	Ambassadors Group, Inc.	93,265	1,391
*	New York & Co., Inc.	150,300	1,372
	Christopher & Banks Corp.	200,985	1,367
*	Entravision Communications Corp.	337,261	1,356
	Spartan Motors, Inc.	175,293	1,309
*^	Gaiam, Inc.	94,601	1,278
*	The Dress Barn, Inc.	95,015	1,271

*	Citi Trends Inc.	55,610	1,260
*	AFC Enterprises, Inc.	157,011	1,255
*	Tenneco Automotive, Inc.	92,115	1,246
*^	iRobot Corp.	89,824	1,234
*^	Raser Technologies, Inc.	122,773	1,196
*	Stamps.com Inc.	94,902	1,184
*	Smith & Wesson Holding Corp.	225,459	1,175
*	K12 Inc.	54,110	1,160
*	Shutterfly, Inc.	90,869	1,109
*	Shuffle Master, Inc.	198,748	982
*	Universal Technical Institute Inc.	78,637	980
*	1-800-FLOWERS.COM, Inc.	148,939	961
*	BJ’s Restaurants Inc.	96,456	939
*	hhgregg, Inc.	90,890	909
*	Pier 1 Imports Inc.	250,425	861
*	Monarch Casino & Resort, Inc.	68,026	803
*	Leapfrog Enterprises, Inc.	95,752	797
*^	Krispy Kreme Doughnuts, Inc.	157,739	787
*	Lumber Liquidators, Inc.	60,404	785
*	Fleetwood Enterprises, Inc.	280,022	734
*^	Martha Stewart Living Omnimedia, Inc.	88,298	653
*	Cumulus Media Inc.	165,491	652
*^	American Apparel, Inc.	96,841	644
*	MTR Gaming Group Inc.	132,029	630
*	Town Sports International Holdings, Inc.	66,586	622
*	Playboy Enterprises, Inc. Class B	120,078	593
*	Ruth’s Hospitality Group Inc.	104,504	541
	Triarc Cos., Inc. Class B	78,480	497
	PRIMEDIA Inc.	99,560	464
*	Select Comfort Corp.	251,467	412
*^	Crown Media Holdings, Inc.	82,923	393
	Triarc Cos., Inc. Class A	53,059	340
*	DSW Inc. Class A	27,474	324
*^	WCI Communities, Inc.	179,677	261
	Stein Mart, Inc.	52,957	239
*	Isle of Capri Casinos, Inc.	33,146	159
*	Nexcen Brands, Inc.	181,404	102
			548,047
Consumer Staples (2.8%)
*	Central European Distribution Corp.	231,952	17,199
	Alberto-Culver Co.	501,036	13,162
*	NBTY, Inc.	339,118	10,872
	Herbalife Ltd.	270,769	10,492
*	Darling International, Inc.	458,819	7,580
	Casey’s General Stores, Inc.	271,464	6,290
*^	Chattem, Inc.	91,666	5,963
*	BJ’s Wholesale Club, Inc.	126,445	4,894
*	Winn-Dixie Stores, Inc.	303,797	4,867
	Flowers Foods, Inc.	163,423	4,631
*	United Natural Foods, Inc.	229,518	4,471
*^	Green Mountain Coffee Roasters, Inc.	94,099	3,535
*^	Ralcorp Holdings, Inc.	69,619	3,442
*	American Oriental Bioengineering, Inc.	338,033	3,336
*^	Rite Aid Corp.	2,043,020	3,248
*	Boston Beer Co., Inc. Class A	55,129	2,243
*	The Great Atlantic & Pacific Tea Co., Inc.	96,596	2,204
^	Cal-Maine Foods, Inc.	65,975	2,177

	Spartan Stores, Inc.	80,316	1,847
^	Tootsie Roll Industries, Inc.	62,676	1,575
*	Alliance One International, Inc.	259,942	1,328
	Inter Parfums, Inc.	87,215	1,308
*^	USANA Health Sciences, Inc.	45,497	1,223
	Coca-Cola Bottling Co.	22,539	834
*	Revlon, Inc. Class A	946,313	804
	PriceSmart, Inc.	33,101	655
*^	Spectrum Brands Inc.	223,149	569
			120,749
Energy (16.3%)
*	Alpha Natural Resources, Inc.	391,388	40,818
*	Superior Energy Services, Inc.	455,529	25,118
*	Oceaneering International, Inc.	310,571	23,929
	St. Mary Land & Exploration Co.	355,306	22,967
*	Patriot Coal Corp.	149,812	22,965
	Foundation Coal Holdings, Inc.	254,881	22,577
*	Unit Corp.	265,851	22,058
*	Comstock Resources, Inc.	250,493	21,149
*	Helix Energy Solutions Group, Inc.	489,566	20,385
*	Atwood Oceanics, Inc.	161,007	20,020
*	Dresser Rand Group, Inc.	483,936	18,922
*	EXCO Resources, Inc.	501,258	18,501
	Penn Virginia Corp.	234,719	17,702
*	Oil States International, Inc.	278,496	17,668
*	Core Laboratories N.V.	122,990	17,508
*	W-H Energy Services, Inc.	173,058	16,569
*	Encore Acquisition Co.	188,931	14,206
	Berry Petroleum Class A	204,082	12,016
*	Dril-Quip, Inc.	171,008	10,773
*	Arena Resources, Inc.	199,854	10,556
*	Bill Barrett Corp.	176,866	10,508
*	Carrizo Oil & Gas, Inc.	153,673	10,464
*	Concho Resources, Inc.	277,856	10,364
*	TETRA Technologies, Inc.	419,018	9,935
*	Global Industries Ltd.	552,340	9,903
*	Complete Production Services, Inc.	267,555	9,744
*^	Delta Petroleum Corp.	375,820	9,591
*^	International Coal Group, Inc.	733,314	9,570
*	Willbros Group, Inc.	214,476	9,396
*	Grey Wolf, Inc.	1,032,845	9,327
	Atlas America, Inc.	204,783	9,225
	Holly Corp.	244,331	9,021
*^	Goodrich Petroleum Corp.	108,648	9,009
*^	BPZ Energy, Inc.	291,730	8,577
*	ION Geophysical Corp.	477,259	8,328
*	James River Coal Co.	140,453	8,243
*	Hornbeck Offshore Services, Inc.	131,354	7,423
*	Contango Oil & Gas Co.	76,803	7,137
	CARBO Ceramics Inc.	117,861	6,877
*	Hercules Offshore, Inc.	175,319	6,666
*^	McMoRan Exploration Co.	240,462	6,617
*	ATP Oil & Gas Corp.	160,684	6,342
*	PetroQuest Energy, Inc.	231,990	6,241
*	Petroleum Development Corp.	84,065	5,589
*	NATCO Group Inc.	99,910	5,448
*	Pioneer Drilling Co.	280,571	5,278

	Crosstex Energy, Inc.	143,344	4,968
*	Warren Resources Inc.	311,569	4,574
*	GMX Resources Inc.	60,735	4,500
*	Parallel Petroleum Corp.	220,905	4,447
*	Clayton Williams Energy, Inc.	38,359	4,218
*	Basic Energy Services Inc.	126,876	3,997
*	Cal Dive International, Inc.	265,707	3,797
*	SEACOR Holdings Inc.	42,361	3,792
*	Matrix Service Co.	150,426	3,469
	Lufkin Industries, Inc.	41,454	3,452
*	T-3 Energy Services, Inc.	42,422	3,371
	World Fuel Services Corp.	153,222	3,362
	Gulf Island Fabrication, Inc.	68,037	3,329
	RPC Inc.	193,513	3,251
*	Parker Drilling Co.	315,521	3,158
*	Gulfmark Offshore, Inc.	51,751	3,011
*	PHI Inc. Non-Voting Shares	70,092	2,816
*	CVR Energy, Inc.	145,510	2,801
*	Bois d’Arc Energy, Inc.	112,274	2,729
*	Veneco Inc.	113,773	2,641
*^	Oilsands Quest, Inc.	405,161	2,634
*	Superior Well Services, Inc.	79,582	2,524
*	Dawson Geophysical Co.	40,994	2,437
*	TXCO Resources Inc.	173,696	2,043
*	Newpark Resources, Inc.	254,487	2,000
*	Bronco Drilling Co., Inc.	98,090	1,803
*^	Rentech, Inc.	886,744	1,685
*	Energy Partners, Ltd.	110,672	1,651
*	OYO Geospace Corp.	26,638	1,570
*	Approach Resources Inc.	46,498	1,246
*^	Cheniere Energy, Inc.	246,516	1,077
*	Uranium Resources Inc.	280,081	1,033
*^	Clean Energy Fuels Corp.	87,261	1,003
*	Gulfport Energy Corp.	54,440	897
*^	VeraSun Energy Corp.	200,265	827
^	Alon USA Energy, Inc.	65,951	789
*	Allis-Chalmers Energy Inc.	41,652	741
^	Western Refining, Inc.	60,522	717
	APCO Argentina Inc.	20,317	588
*^	Evergreen Energy, Inc.	226,093	393
*^	Pacific Ethanol, Inc.	205,649	372
*^	GeoGlobal Resources Inc.	145,256	309
	Delek US Holdings, Inc.	26,240	242
*^	SulphCo, Inc.	102,716	233
*^	Verenium Corp.	117,504	227
			711,954
Financials (4.4%)
*	Affiliated Managers Group, Inc.	205,438	18,502
	Taubman Co. REIT	296,705	14,435
	Jones Lang LaSalle Inc.	178,970	10,772
*	MSCI, Inc.-Class A Shares	247,924	8,997
*	Investment Technology Group, Inc.	245,177	8,204
*^	E*TRADE Financial Corp.	2,605,304	8,181
*	Interactive Brokers Group, Inc.	226,321	7,272
	Equity Lifestyle Properties, Inc. REIT	130,358	5,736
	optionsXpress Holdings Inc.	248,465	5,551
	Cash America International Inc.	164,644	5,104

^	Greenhill & Co., Inc.	90,474	4,873
*	Signature Bank	167,265	4,309
*	PICO Holdings, Inc.	95,537	4,151
*	Philadelphia Consolidated Holding Corp.	120,802	4,104
*	FCStone Group, Inc.	140,524	3,925
*^	Enstar Group Ltd.	44,527	3,896
*	Forestar Real Estate Group, Inc.	200,180	3,813
	GFI Group Inc.	400,845	3,612
*	Alexander’s, Inc. REIT	11,384	3,536
^	PrivateBancorp, Inc.	107,919	3,279
*^	Portfolio Recovery Associates, Inc.	85,506	3,206
*	World Acceptance Corp.	86,059	2,898
*^	Tejon Ranch Co.	71,541	2,580
	Tower Group, Inc.	117,849	2,497
*	EZCORP, Inc.	194,897	2,485
	DuPont Fabros Technology Inc.	130,101	2,425
	NewAlliance Bancshares, Inc.	193,342	2,413
*	First Cash Financial Services, Inc.	156,122	2,340
*	Investors Bancorp, Inc.	178,516	2,331
	Tanger Factory Outlet Centers, Inc. REIT	61,951	2,226
*	Dollar Financial Corp.	136,676	2,065
*	Beneficial Mutual Bancorp, Inc.	185,881	2,058
	Calamos Asset Management, Inc.	120,364	2,050
*^	KBW Inc.	97,198	2,000
	Amtrust Financial Services Inc.	152,445	1,921
*	TradeStation Group, Inc.	174,627	1,772
*	Pinnacle Financial Partners, Inc.	81,441	1,636
*^	Credit Acceptance Corp.	59,708	1,526
*	eHealth, Inc.	82,186	1,451
*	LaBranche & Co. Inc.	202,815	1,436
*	Oritani Financial Corp.	80,079	1,281
*^	MF Global Ltd.	201,529	1,272
*	MarketAxess Holdings, Inc.	165,083	1,248
*	Darwin Professional Underwriters, Inc.	38,427	1,183
	Saul Centers, Inc. REIT	24,397	1,146
*^	Guaranty Financial Group, Inc.	199,409	1,071
	Bank of the Ozarks, Inc.	71,052	1,056
	Gamco Investors Inc. Class A	20,536	1,019
	ViewPoint Financial Group	64,241	946
*	BGC Partners, Inc.	123,025	929
*	Hilltop Holdings Inc.	89,186	919
	First Potomac REIT	47,933	730
*	Cardtronics Inc.	76,376	677
^	Life Partners Holdings	33,650	672
*	Virginia Commerce Bancorp, Inc.	111,713	580
*	Wauwatosa Holdings, Inc.	53,140	564
*	FBR Capital Markets Corp.	94,571	476
Roma Financial Corp.		26,701	350
*^	Avatar Holding, Inc.	10,778	326
Grubb & Ellis Co.		83,066	320
*^	FX Real Estate and Entertainment Inc.	57,139	108
*	Guaranty Financial Group Rights Exp. 7/21/08	198,193	26
			192,467
Health Care (16.4%)
*	Edwards Lifesciences Corp.	319,760	19,838
*	IDEXX Laboratories Corp.	343,690	16,751
*	Techne Corp.	209,012	16,175

*	BioMarin Pharmaceutical Inc.	549,155	15,914
*	ResMed Inc.	438,017	15,655
*	Alexion Pharmaceuticals, Inc.	201,321	14,596
*	Gen-Probe Inc.	304,287	14,448
*	OSI Pharmaceuticals, Inc.	327,424	13,529
*	VCA Antech, Inc.	475,129	13,199
*	United Therapeutics Corp.	125,359	12,254
*	Psychiatric Solutions, Inc.	309,902	11,727
*^	Myriad Genetics, Inc.	244,764	11,142
*	Onyx Pharmaceuticals, Inc.	310,774	11,064
*	HLTH Corp.	975,702	11,045
*	Immucor Inc.	394,574	10,212
*	Tenet Healthcare Corp.	1,738,859	9,668
*	Masimo Corp.	261,883	8,996
*	Nuvasive, Inc.	199,168	8,895
*	Cepheid, Inc.	312,892	8,799
*	Pediatrix Medical Group, Inc.	177,760	8,751
*	Varian, Inc.	170,897	8,726
*	PAREXEL International Corp.	317,286	8,348
*^	HealthSouth Corp.	496,360	8,254
*	Haemonetics Corp.	143,324	7,949
*	Amedisys Inc.	149,343	7,530
*	Auxilium Pharmaceuticals, Inc.	216,128	7,266
*^	Isis Pharmaceuticals, Inc.	522,722	7,125
	PDL BioPharma Inc.	659,131	7,000
*	Dionex Corp.	104,707	6,949
*	Alkermes, Inc.	562,232	6,949
	Medicis Pharmaceutical Corp.	317,378	6,595
*^	ArthroCare Corp.	157,494	6,427
*	Advanced Medical Optics, Inc.	342,228	6,413
*	Martek Biosciences Corp.	185,178	6,242
*^	American Medical Systems Holdings, Inc.	408,456	6,106
	Meridian Bioscience Inc.	225,960	6,083
*	Healthways, Inc.	202,671	5,999
*	Wright Medical Group, Inc.	206,598	5,869
*	PSS World Medical, Inc.	358,795	5,848
*	The Medicines Co.	292,303	5,793
*	HealthExtras, Inc.	191,791	5,781
*	Sunrise Senior Living, Inc.	256,222	5,760
*	Cubist Pharmaceuticals, Inc.	316,445	5,652
*	Acorda Therapeutics Inc.	171,017	5,614
*	Bio-Rad Laboratories, Inc. Class A	68,077	5,507
*	Thoratec Corp.	304,941	5,303
^	Mentor Corp.	190,414	5,297
*	Applera Corp.-Celera Genomics Group	448,916	5,100
*	inVentiv Health, Inc.	182,111	5,061
*	Eclipsys Corp.	272,180	4,997
	Chemed Corp.	136,056	4,981
*	Xenoport Inc.	127,319	4,969
*^	Savient Pharmaceuticals Inc.	196,367	4,968
*^	Integra LifeSciences Holdings	111,448	4,957
*^	Alnylam Pharmaceuticals Inc.	183,959	4,917
*	The TriZetto Group, Inc.	229,753	4,912
*^	Inverness Medical Innovations, Inc.	145,183	4,816
*	Rigel Pharmaceuticals, Inc.	203,180	4,604
*	Medarex, Inc.	683,482	4,518
*^	Luminex Corp.	217,799	4,476

*	ViroPharma Inc.	394,306	4,361
*	Phase Forward Inc.	226,496	4,070
*	Affymetrix, Inc.	389,766	4,011
*	eResearch Technology, Inc.	228,331	3,982
*	Allscripts Healthcare Solutions, Inc.	320,099	3,972
*	Zoll Medical Corp.	117,001	3,939
*^	SurModics, Inc.	87,624	3,929
*	PharMerica Corp.	171,213	3,868
*	Human Genome Sciences, Inc.	726,133	3,783
*^	APP Pharmaceuticals, Inc.	225,614	3,772
	Sciele Pharma, Inc.	190,917	3,694
*	Align Technology, Inc.	331,319	3,476
*	Cyberonics, Inc.	154,318	3,349
*	Incyte Corp.	427,343	3,252
*	Regeneron Pharmaceuticals, Inc.	225,083	3,250
*	Symmetry Medical Inc.	199,924	3,243
*	AMN Healthcare Services, Inc.	190,789	3,228
*^	Theravance, Inc.	262,371	3,114
*	K-V Pharmaceutical Co. Class A	160,988	3,112
	Analogic Corp.	49,010	3,091
*^	ev3 Inc.	325,893	3,089
*^	Conceptus, Inc.	166,903	3,086
*	AthenaHealth Inc.	100,088	3,079
*	Bruker BioSciences Corp.	238,149	3,060
*	Natus Medical Inc.	144,142	3,018
*	Exelixis, Inc.	592,101	2,960
*	Seattle Genetics, Inc.	349,498	2,957
*	Abaxis, Inc.	122,316	2,951
*	Sun Healthcare Group Inc.	218,962	2,932
*	Magellan Health Services, Inc.	78,634	2,912
*	Abraxis BioScience	45,155	2,866
*	Gentiva Health Services, Inc.	150,372	2,865
*	CV Therapeutics, Inc.	342,325	2,817
*^	Sirona Dental Systems Inc.	108,180	2,804
*	HMS Holdings Corp.	130,455	2,801
*^	ABIOMED, Inc.	156,545	2,779
*	Quidel Corp.	166,016	2,743
*	Kendle International Inc.	74,056	2,690
*	SonoSite, Inc.	94,277	2,641
*	Omnicell, Inc.	194,671	2,566
*	Orthofix International N.V.	86,064	2,492
*	Progenics Pharmaceuticals, Inc.	150,970	2,396
*	MedAssets, Inc.	137,745	2,349
*^	InterMune Inc.	175,957	2,309
*	RTI Biologics, Inc.	256,979	2,249
*	Cougar Biotechnology Inc.	92,738	2,210
*	Allos Therapeutics Inc.	311,842	2,155
*	Merit Medical Systems, Inc.	146,502	2,154
*	AMAG Pharmaceuticals, Inc.	62,333	2,126
*	MWI Veterinary Supply Inc.	61,036	2,021
*	Halozyme Therapeutics Inc.	372,697	2,005
*	LHC Group Inc.	86,161	2,003
*	Alpharma, Inc. Class A	87,378	1,969
*	Volcano Corp.	158,607	1,935
*^	Sangamo BioSciences, Inc.	192,825	1,919
*	Salix Pharmaceuticals, Ltd.	268,835	1,890
*	MedCath Corp.	102,224	1,838
*	Emeritus Corp.	121,133	1,771
*	Assisted Living Concepts Inc.	316,974	1,743
	Datascope Corp.	36,968	1,737

*^	Accuray Inc.	233,420	1,702
*	Pharmanet Development Group, Inc.	106,841	1,685
*	ICU Medical, Inc.	69,706	1,595
*	CorVel Corp.	46,407	1,572
*	Air Methods Corp.	61,172	1,529
*^	Insulet Corp.	97,165	1,528
*^	Genomic Health, Inc.	79,619	1,525
*^	Dendreon Corp.	342,476	1,524
*	Cypress Bioscience, Inc.	211,443	1,520
*	Noven Pharmaceuticals, Inc.	138,868	1,484
*^	Geron Corp.	429,576	1,482
*	Enzo Biochem, Inc.	121,128	1,359
*	Omrix Biopharmaceuticals, Inc.	81,221	1,278
*	Questcor Pharmaceuticals, Inc.	274,455	1,273
	Vital Signs, Inc.	22,378	1,271
*	Zymogenetics, Inc.	150,403	1,266
*	Alliance Imaging, Inc.	143,521	1,244
*^	Hansen Medical Inc.	70,420	1,177
*^	GTx, Inc.	81,732	1,173
*	Momenta Pharmaceuticals, Inc.	93,541	1,151
*	Vital Images, Inc.	91,905	1,143
*	Nektar Therapeutics	337,958	1,132
*	TomoTherapy, Inc.	125,745	1,123
*^	Medivation Inc.	89,871	1,063
*	Arena Pharmaceuticals, Inc.	203,428	1,056
*^	Osiris Therapeutics, Inc.	81,597	1,049
*^	MannKind Corp.	340,615	1,022
*	Akorn, Inc.	300,320	994
*	OraSure Technologies, Inc.	263,936	987
*	Palomar Medical Technologies, Inc.	98,009	978
*	Affymax Inc.	59,621	949
*	Neurocrine Biosciences, Inc.	215,717	904
*	Odyssey Healthcare, Inc.	92,202	898
*^	Stereotaxis Inc.	157,368	843
*	Ligand Pharmaceuticals Inc. Class B	314,674	818
*	XOMA Ltd.	483,006	816
*	Array BioPharma Inc.	164,901	775
*	Nabi Biopharmaceuticals	192,563	759
*	Orexigen Therapeutics Inc.	95,615	754
*	Genoptix, Inc.	22,795	719
*	Caraco Pharmaceutical Laboratories, Ltd.	52,274	690
*^	Opko Health, Inc.	445,876	678
*	Clinical Data, Inc.	42,658	609
*	Indevus Pharmaceuticals, Inc.	367,264	577
*^	Virtual Radiologic Corp.	41,915	555
*	Senomyx, Inc.	111,750	551
*	Cadence Pharmaceuticals, Inc.	90,117	549
*	K-V Pharmaceutical Co. Class B	26,991	524
*^	Amicus Therapeutics, Inc.	44,583	476
*	Lexicon Pharmaceuticals Inc.	276,895	443
*	Chindex International, Inc.	28,790	422
*	Sucampo Pharmaceuticals Inc.	39,170	420
*	MAP Pharmaceuticals Inc.	39,648	410
*	Nighthawk Radiology Holdings, Inc.	56,062	397
*	Emergent BioSolutions Inc.	33,799	336
*^	Acadia Pharmaceuticals Inc.	88,617	327
*	BioForm Medical, Inc.	64,588	261
			719,047

Industrials (19.2%)
	Walter Industries, Inc.	311,910	33,926
*	Corrections Corp. of America	704,606	19,356
*	Kansas City Southern	434,892	19,131
*	Alliant Techsystems, Inc.	184,961	18,807
*	FTI Consulting, Inc.	270,914	18,547
	DRS Technologies, Inc.	233,231	18,360
*	General Cable Corp.	296,060	18,015
	Donaldson Co., Inc.	401,450	17,921
*	Gardner Denver Inc.	301,881	17,147
	IDEX Corp.	459,486	16,927
	The Brink’s Co.	257,434	16,841
*	Energy Conversion Devices, Inc.	227,215	16,732
	Landstar System, Inc.	296,090	16,350
*	GrafTech International Ltd.	578,364	15,518
*	Kirby Corp.	287,759	13,812
	Graco, Inc.	344,631	13,120
	Wabtec Corp.	261,291	12,704
	Nordson Corp.	170,815	12,451
*	Thomas & Betts Corp.	327,683	12,403
*	BE Aerospace, Inc.	524,869	12,224
*	Waste Connections, Inc.	378,113	12,073
*	Aecom Technology Corp.	367,241	11,946
	MSC Industrial Direct Co., Inc. Class A	266,464	11,754
	Acuity Brands, Inc.	231,347	11,123
	Valmont Industries, Inc.	102,412	10,681
*	Hexcel Corp.	540,264	10,427
	UTI Worldwide, Inc.	504,140	10,058
	Actuant Corp.	314,734	9,867
*	Teledyne Technologies, Inc.	189,126	9,227
	The Corporate Executive Board Co.	199,948	8,408
*	Clean Harbors Inc.	116,278	8,263
	Robbins & Myers, Inc.	164,066	8,182
*	Esterline Technologies Corp.	165,764	8,166
*^	American Superconductor Corp.	222,265	7,968
	Herman Miller, Inc.	319,348	7,949
*	Orbital Sciences Corp.	329,479	7,763
*	Chart Industries, Inc.	158,126	7,691
*	Tetra Tech, Inc.	331,444	7,497
	The Toro Co.	215,848	7,181
*	Hub Group, Inc.	208,405	7,113
	Mine Safety Appliances Co.	170,845	6,832
*	ESCO Technologies Inc.	145,527	6,828
*	Geo Group Inc.	287,271	6,464
	Watson Wyatt & Co. Holdings	119,058	6,297
^	Knight Transportation, Inc.	341,676	6,253
	CLARCOR Inc.	177,497	6,230
*	Genesee & Wyoming Inc. Class A	176,378	6,000
*^	Evergreen Solar, Inc.	579,802	5,618
	Forward Air Corp.	162,300	5,616
^	Lindsay Manufacturing Co.	63,212	5,371
*	Navigant Consulting, Inc.	270,654	5,294
	Resources Connection, Inc.	258,739	5,265
*	EMCOR Group, Inc.	184,095	5,252
	Titan International, Inc.	146,839	5,230
^	Genco Shipping and Trading Ltd.	76,180	4,967
*	II-VI, Inc.	142,046	4,960
*	WESCO International, Inc.	123,698	4,953

*	TransDigm Group, Inc.	147,304	4,948
*	Perini Corp.	145,350	4,804
*	Old Dominion Freight Line, Inc.	157,686	4,734
*	Layne Christensen Co.	108,049	4,731
*	CoStar Group, Inc.	103,257	4,590
*	Huron Consulting Group Inc.	100,344	4,550
	EnergySolutions	196,094	4,383
*	RBC Bearings Inc.	122,552	4,083
*	Continental Airlines, Inc. Class B	402,658	4,071
*	The Advisory Board Co.	100,953	3,970
*^	The Middleby Corp.	90,416	3,970
*	Mobile Mini, Inc.	194,880	3,898
	Rollins, Inc.	256,593	3,803
	Administaff, Inc.	131,658	3,672
	Interface, Inc.	281,357	3,525
	Badger Meter, Inc.	69,405	3,507
	Healthcare Services Group, Inc.	229,937	3,497
*	Polypore International Inc.	137,421	3,481
*	Sykes Enterprises, Inc.	184,156	3,473
	Heartland Express, Inc.	229,332	3,419
*	American Reprographics Co.	205,351	3,419
^	Gorman-Rupp Co.	84,818	3,379
*	Team, Inc.	97,991	3,363
*	Dycom Industries, Inc.	230,849	3,352
*^	JetBlue Airways Corp.	884,549	3,299
*	TrueBlue, Inc.	247,331	3,267
	Seaboard Corp.	2,098	3,254
*	Astec Industries, Inc.	100,699	3,236
*	M&F Worldwide Corp.	78,274	3,077
	Raven Industries, Inc.	91,830	3,010
*	AAR Corp.	213,841	2,893
^	HEICO Corp.	84,943	2,764
	American Ecology Corp.	92,689	2,737
*	Axsys Technologies, Inc.	52,022	2,707
	Heidrick & Struggles International, Inc.	97,520	2,695
*	Blount International, Inc.	227,036	2,636
	American Science & Engineering, Inc.	51,145	2,636
*	American Commercial Lines Inc.	226,391	2,474
	Freightcar America Inc.	66,745	2,369
	Dynamic Materials Corp.	68,576	2,260
	Sun Hydraulics Corp.	69,833	2,254
*	CRA International Inc.	62,224	2,249
*	Titan Machinery, Inc.	71,437	2,237
*	Powell Industries, Inc.	44,293	2,233
	Triumph Group, Inc.	47,152	2,221
*	DynCorp International Inc. Class A	144,853	2,195
*	CBIZ Inc.	273,701	2,176
	Ampco-Pittsburgh Corp.	48,718	2,167
*^	Innerworkings, Inc.	176,174	2,107
*	Korn/Ferry International	131,771	2,073
	Cubic Corp.	90,282	2,011
*	L.B. Foster Co. Class A	60,056	1,994
*	Atlas Air Worldwide Holdings, Inc.	39,646	1,961
*	Stanley Inc.	56,824	1,905
*	Aerovironment Inc.	68,018	1,849
*	GenCorp, Inc.	257,324	1,842
^	Simpson Manufacturing Co.	76,737	1,822
*	Superior Essex Inc.	40,469	1,806

*^	Fuel-Tech N.V.	100,905	1,778
*	Ceradyne, Inc.	51,340	1,761
^	Houston Wire & Cable Co.	88,126	1,754
*	Beacon Roofing Supply, Inc.	162,612	1,725
*	Pike Electric Corp.	103,042	1,712
*	Ladish Co., Inc.	82,117	1,691
*^	Taser International Inc.	338,653	1,690
*	Exponent, Inc.	53,205	1,671
*^	FuelCell Energy, Inc.	226,062	1,605
*	Fushi Copperweld, Inc.	63,885	1,516
*	Hudson Highland Group, Inc.	144,653	1,515
*	Hill International Inc.	86,685	1,425
	Encore Wire Corp.	64,168	1,360
*^	EnerNOC Inc.	75,219	1,350
*	AirTran Holdings, Inc.	647,264	1,320
*	Allegiant Travel Co.	70,446	1,310
	Steelcase Inc.	123,278	1,236
*	Amerco, Inc.	25,680	1,224
*	US Airways Group Inc.	467,029	1,168
^	American Railcar Industries, Inc.	60,077	1,008
*^	Orion Energy Systems Inc.	98,704	987
*^	Metalico, Inc.	53,473	937
*	Duff & Phelps Corp.	55,320	916
*^	3D Systems Corp.	93,734	890
	The Greenbrier Cos., Inc.	43,836	890
*^	China Architectural Engineering Inc.	87,710	857
*	Columbus McKinnon Corp.	35,532	856
*^	Force Protection, Inc.	251,077	831
*	First Advantage Corp. Class A	51,428	815
*^	Universal Truckload Services, Inc.	36,317	800
*	H&E Equipment Services, Inc.	64,573	776
*	Power-One, Inc.	369,253	698
*^	Plug Power, Inc.	273,947	644
*	Accuride Corp.	139,501	593
*	Commercial Vehicle Group Inc.	60,777	568
^	Horizon Lines Inc.	56,050	558
	HEICO Corp. Class A	19,482	518
*	TurboChef Technologies, Inc.	107,654	515
*^	Medis Technology Ltd.	138,314	466
*^	Applied Energetics, Inc.	270,552	430
*^	Builders FirstSource, Inc.	49,877	265
			842,726
Information Technology (23.4%)
*	ANSYS, Inc.	441,736	20,815
*	CommScope, Inc.	379,306	20,016
*	Itron, Inc.	192,699	18,952
*	Mettler-Toledo International Inc.	198,901	18,868
*	Brocade Communications Systems, Inc.	2,123,209	17,495
*	Equinix, Inc.	185,970	16,592
*	Varian Semiconductor Equipment Associates, Inc.	425,057	14,800
	FactSet Research Systems Inc.	258,331	14,560
*	MICROS Systems, Inc.	462,311	14,096
*	F5 Networks, Inc.	480,163	13,646
	Global Payments Inc.	291,279	13,574
*	ON Semiconductor Corp.	1,377,241	12,629
*	Zebra Technologies Corp. Class A	383,559	12,519
*	SINA.com	292,961	12,465

*	Polycom, Inc.	496,900	12,104
*	Ciena Corp.	490,761	11,371
*	Metavante Technologies	502,291	11,362
*	Microsemi Corp.	440,966	11,104
*	Parametric Technology Corp.	654,048	10,903
	Broadridge Financial Solutions LLC	513,166	10,802
*	Sohu.com Inc.	149,026	10,497
*	Silicon Laboratories Inc.	282,366	10,191
*	Rambus Inc.	533,084	10,166
*^	Cree, Inc.	434,474	9,910
*	Atheros Communications, Inc.	320,165	9,605
*	Solera Holdings, Inc.	347,152	9,602
	Jack Henry & Associates Inc.	442,828	9,583
	National Instruments Corp.	337,284	9,569
*	NeuStar, Inc. Class A	430,867	9,290
*	Digital River, Inc.	227,867	8,791
*	Macrovision Solutions Corp.	579,034	8,662
*	ValueClick, Inc.	553,908	8,392
*	Atmel Corp.	2,405,984	8,373
*	Concur Technologies, Inc.	248,526	8,259
*	TIBCO Software Inc.	1,055,298	8,073
*	Gartner, Inc. Class A	389,195	8,064
	ADTRAN Inc.	336,714	8,027
*	Verigy Ltd.	338,173	7,680
*	Perot Systems Corp.	508,897	7,639
*	THQ Inc.	375,231	7,602
*	Informatica Corp.	494,447	7,436
*	EchoStar Corp.	237,156	7,404
*	Plexus Corp.	262,303	7,261
*	QLogic Corp.	492,331	7,183
*	Teradyne, Inc.	639,266	7,077
*	Comtech Telecommunications Corp.	135,445	6,637
*	Sybase, Inc.	221,316	6,511
*	InterDigital, Inc.	267,451	6,504
*^	VistaPrint Ltd.	235,797	6,310
*	j2 Global Communications, Inc.	274,297	6,309
*	Foundry Networks, Inc.	522,561	6,177
*	CyberSource Corp.	365,736	6,119
*	Blackboard Inc.	156,682	5,990
*	Intermec, Inc.	275,333	5,804
*	Quest Software, Inc.	380,827	5,640
*	Mercadolibre Inc.	162,221	5,595
*	SRA International, Inc.	247,944	5,569
*	Omniture, Inc.	296,603	5,508
*	Wright Express Corp.	221,401	5,491
*	ManTech International Corp.	114,070	5,489
*	Take-Two Interactive Software, Inc.	209,520	5,357
	Cognex Corp.	232,281	5,354
	Blackbaud, Inc.	249,421	5,338
*	EarthLink, Inc.	617,012	5,337
*	ATMI, Inc.	187,015	5,221
*^	Sonus Networks, Inc.	1,513,961	5,178
*	Rofin-Sinar Technologies Inc.	166,636	5,032
*	Harmonic, Inc.	525,868	5,001
*	The Ultimate Software Group, Inc.	139,327	4,964
*^	Synaptics Inc.	128,754	4,858
*	TriQuint Semiconductor, Inc.	797,025	4,830
*	Wind River Systems Inc.	442,778	4,822

*	L-1 Identity Solutions Inc.	360,467	4,801
*	FormFactor Inc.	260,377	4,799
	Acxiom Corp.	412,496	4,740
*	TeleTech Holdings, Inc.	237,249	4,735
	Syntel, Inc.	140,052	4,723
*	Diodes Inc.	169,786	4,693
*	Cymer, Inc.	170,898	4,594
*	Cabot Microelectronics Corp.	133,578	4,428
*	Tessera Technologies, Inc.	270,128	4,422
*	Riverbed Technology, Inc.	301,557	4,137
*	Novell, Inc.	694,254	4,089
*	Genpact, Ltd.	272,024	4,059
*	Euronet Worldwide, Inc.	233,333	3,943
*	ScanSource, Inc.	146,314	3,915
*	Commvault Systems, Inc.	234,199	3,897
	Daktronics, Inc.	190,917	3,851
*	Rogers Corp.	100,984	3,796
*	RealNetworks, Inc.	573,210	3,783
*	OmniVision Technologies, Inc.	312,498	3,778
*	Advent Software, Inc.	103,829	3,746
*^	Infinera Corp.	415,907	3,668
*	SPSS, Inc.	100,037	3,638
*	Sycamore Networks, Inc.	1,116,669	3,596
*^	ANADIGICS, Inc.	353,354	3,481
*	Amkor Technology, Inc.	333,022	3,467
*	Silicon Image, Inc.	475,479	3,447
*	Hittite Microwave Corp.	96,163	3,425
*	Data Domain, Inc.	144,042	3,361
*	MicroStrategy Inc.	51,825	3,356
*	Ansoft Corp.	92,133	3,354
*	Semtech Corp.	235,227	3,310
*	Manhattan Associates, Inc.	138,142	3,278
*	Net 1 UEPS Technologies, Inc.	134,737	3,274
*^	TiVo Inc.	529,700	3,268
	MTS Systems Corp.	89,679	3,218
*	Netlogic Microsystems Inc.	95,513	3,171
*	TTM Technologies, Inc.	239,004	3,157
*	ViaSat, Inc.	154,647	3,125
*	DTS Inc.	99,503	3,116
*^	Palm, Inc.	572,629	3,086
*	Interwoven Inc.	255,485	3,068
*	Progress Software Corp.	119,369	3,052
*	Cogent Inc.	267,406	3,040
*	Vocus, Inc.	94,506	3,040
^	Heartland Payment Systems, Inc.	128,687	3,037
*	FEI Co.	133,128	3,033
*	Blue Coat Systems, Inc.	214,247	3,023
^	Quality Systems, Inc.	100,457	2,941
*	Sapient Corp.	456,834	2,933
*^	VeriFone Holdings, Inc.	244,510	2,922
*^	Bankrate, Inc.	74,624	2,916
	Fair Isaac, Inc.	138,048	2,867
*	Monolithic Power Systems	132,044	2,855
*	Cavium Networks, Inc.	134,447	2,823
*	Forrester Research, Inc.	91,226	2,817
*	Websense, Inc.	166,703	2,807
*	Advanced Energy Industries, Inc.	204,389	2,800
	Micrel, Inc.	303,440	2,776

*	MSC Software Corp.	251,634	2,763
*	Tyler Technologies, Inc.	203,443	2,761
*	Veeco Instruments, Inc.	170,828	2,747
*	NETGEAR, Inc.	198,130	2,746
*	Unisys Corp.	693,643	2,740
*	Lawson Software, Inc.	376,567	2,738
*	DealerTrack Holdings Inc.	191,643	2,704
*	Hughes Communications Inc.	54,299	2,666
	Park Electrochemical Corp.	109,119	2,653
*	Cirrus Logic, Inc.	452,211	2,514
*	EPIQ Systems, Inc.	169,248	2,403
*	Taleo Corp. Class A	120,751	2,366
*	Art Technology Group, Inc.	727,843	2,329
*	ACI Worldwide, Inc.	132,025	2,322
*^	Sigma Designs, Inc.	166,818	2,317
*	SonicWALL, Inc.	350,362	2,260
*	FARO Technologies, Inc.	89,297	2,248
*	Rackable Systems Inc.	166,551	2,232
*	Kenexa Corp.	118,415	2,231
*^	Universal Display Corp.	179,190	2,208
*	Kulicke & Soffa Industries, Inc.	301,360	2,197
*^	SAVVIS, Inc.	164,590	2,125
*	Stratasys, Inc.	112,626	2,079
*	ComScore Inc.	94,522	2,062
*	Epicor Software Corp.	296,841	2,051
*	Littelfuse, Inc.	63,914	2,016
*^	Starent Networks Corp.	155,094	1,951
*	AsiaInfo Holdings, Inc.	164,782	1,948
*	Move, Inc.	832,949	1,941
*	Global Cash Access, Inc.	281,766	1,933
*	TNS Inc.	79,766	1,911
*	EMS Technologies, Inc.	86,660	1,893
*^	SuccessFactors Inc.	170,341	1,865
*^	Finisar Corp.	1,567,371	1,865
*^	LoopNet, Inc.	164,753	1,862
*	Netezza Corp.	161,338	1,852
^	Marchex, Inc.	149,381	1,840
	Cohu, Inc.	123,711	1,816
*	Switch and Data Inc.	104,960	1,783
*	VASCO Data Security International, Inc.	168,195	1,771
*	Extreme Networks, Inc.	621,992	1,766
*^	Echelon Corp.	161,081	1,756
*^	NetSuite Inc.	83,745	1,714
*	Internet Capital Group Inc.	218,166	1,686
*	IPG Photonics Corp.	87,103	1,638
*	GSI Commerce, Inc.	119,198	1,625
*	Ixia	231,102	1,606
*	Perficient, Inc.	164,752	1,592
*	Applied Micro Circuits Corp.	183,692	1,572
*	The Knot, Inc.	160,520	1,570
	NIC Inc.	227,833	1,556
*	Radiant Systems, Inc.	144,464	1,550
*	RightNow Technologies Inc.	113,258	1,548
*^	Multi-Fineline Electronix, Inc.	55,779	1,543
*^	Aruba Networks, Inc.	294,346	1,539
*	Supertex, Inc.	65,500	1,529
*	Axcelis Technologies, Inc.	288,993	1,410
*	Newport Corp.	122,719	1,398

*	Cogo Group, Inc.	151,849	1,383
*^	WebMD Health Corp. Class A	48,484	1,353
*	Novatel Wireless, Inc.	119,153	1,326
*	Mattson Technology, Inc.	278,131	1,324
*	Lattice Semiconductor Corp.	421,707	1,320
	Technitrol, Inc.	76,684	1,303
*	Monotype Imaging Holdings Inc.	106,465	1,297
*	Symyx Technologies, Inc.	179,241	1,251
*	Trident Microsystems, Inc.	342,181	1,249
*	3PAR, Inc.	154,083	1,208
*^	FalconStor Software, Inc.	170,132	1,205
*	Intervoice, Inc.	207,984	1,186
*	Constant Contact, Inc.	62,322	1,175
*	Vignette Corp.	94,953	1,139
*	ExlService Holdings, Inc.	80,808	1,134
*^	Comverge Inc.	80,876	1,131
*	GSI Group, Inc.	140,884	1,093
*^	Synchronoss Technologies, Inc.	119,344	1,078
*	Neutral Tandem, Inc.	60,830	1,065
*	Acme Packet, Inc.	135,809	1,054
	InfoSpace, Inc.	125,896	1,049
*	Dice Holdings Inc.	122,352	1,011
*	Ness Technologies Inc.	99,456	1,007
*^	BearingPoint, Inc.	1,218,001	999
*	Liquidity Services, Inc.	86,509	997
*	iGATE Corp.	120,918	983
*	Chordiant Software, Inc.	187,182	936
*	Rubicon Technology, Inc.	43,416	882
*	Actel Corp.	52,327	882
*	S1 Corp.	112,064	848
*^	Sonic Solutions, Inc.	141,105	841
*	Lionbridge Technologies, Inc.	325,120	839
*	Advanced Analogic Technologies, Inc.	202,884	838
	Bel Fuse, Inc. Class B	33,191	820
*^	Orbcomm, Inc.	140,595	801
*	Limelight Networks Inc.	208,511	797
*	Eagle Test Systems, Inc.	71,086	796
*	DivX, Inc.	107,279	787
*	OpNext, Inc.	127,538	686
*	Internet Brands Inc.	101,775	675
*^	Airvana, Inc.	125,688	674
*^	Internap Network Services Corp.	138,140	647
*	Conexant Systems, Inc.	138,865	625
*	TechTarget	57,093	603
*	Exar Corp.	78,381	591
*	Compellent Technologies, Inc.	51,759	587
*	Optium Corp.	78,979	575
*^	Isilon Systems Inc.	122,342	543
*	MRV Communications Inc.	446,102	531
*	Spansion Inc. Class A	234,123	527
*	BigBand Networks Inc.	102,285	484
*	Deltek, Inc.	60,551	459
	Openwave Systems Inc.	306,919	457
*	Smart Modular Technologies Inc.	103,509	396
	Renaissance Learning, Inc.	20,351	228
	Bel Fuse, Inc. Class A	1,739	49
			1,025,460

Materials (3.2%)
	Nalco Holding Co.	791,899	16,749
	Carpenter Technology Corp.	258,369	11,278
	Hercules, Inc.	607,957	10,293
*	W.R. Grace & Co.	397,056	9,327
	Greif Inc. Class A	134,090	8,586
	Texas Industries, Inc.	131,148	7,361
*^	Hecla Mining Co.	684,707	6,340
	Eagle Materials, Inc.	244,676	6,198
*^	Coeur d’Alene Mines Corp.	1,816,235	5,267
	Compass Minerals International, Inc.	63,857	5,144
	NewMarket Corp.	74,028	4,903
	Kaiser Aluminum Corp.	87,069	4,661
*	RTI International Metals, Inc.	130,436	4,646
	Scotts Miracle-Gro Co.	253,606	4,456
	Olympic Steel, Inc.	51,354	3,899
*	Haynes International, Inc.	67,198	3,867
*^	Zoltek Cos., Inc.	153,029	3,711
	Deltic Timber Corp.	59,918	3,206
*^	Stillwater Mining Co.	260,860	3,086
*	Brush Engineered Materials Inc.	115,118	2,811
	Silgan Holdings, Inc.	52,185	2,648
	Royal Gold, Inc.	76,230	2,390
*^	Flotek Industries, Inc.	102,411	2,112
	Koppers Holdings, Inc.	49,861	2,088
*^	Calgon Carbon Corp.	133,756	2,068
*	Graphic Packaging Holding Co.	624,519	1,261
*^	General Moly, Inc.	156,631	1,233
	American Vanguard Corp.	60,510	744
	Myers Industries, Inc.	79,389	647
*	Apex Silver Mines Ltd.	104,544	513
			141,493
Telecommunication Services (1.6%)
*	SBA Communications Corp.	550,546	19,825
*	TW telecom, Inc.	786,781	12,612
*^	Clearwire Corp.	343,818	4,456
*	Cogent Communications Group, Inc.	256,477	3,437
*^	Rural Cellular Corp. Class A	74,040	3,296
*	Centennial Communications Corp. Class A	455,386	3,183
*	PAETEC Holding Corp.	494,550	3,140
*	Premiere Global Services, Inc.	214,797	3,132
*^	Global Crossing Ltd.	138,463	2,484
*	iPCS, Inc.	82,010	2,430
	NTELOS Holdings Corp.	94,969	2,409
*	Cbeyond Inc.	127,986	2,050
*	ICO Global Communications (Holdings) Ltd.	612,740	1,998
*^	TerreStar Corp.	288,300	1,147
*	General Communication, Inc.	126,759	871
	Shenandoah Telecommunications Co.	62,653	816
*^	Vonage Holdings Corp.	439,211	729
*	Fibertower Corp.	412,592	578
*^	Globalstar, Inc.	140,318	397
			68,990
Utilities (0.2%)
	Ormat Technologies Inc.	115,002	5,656
*	Synthesis Energy Systems, Inc.	183,231	1,649
			7,305

Total Common Stocks (Cost $4,331,887)			4,378,238

Temporary Cash Investments (6.7%)
Money Market Fund (6.7%)
1	Vanguard Market Liquidity Fund, 2.405%	291,497,391	291,497

		Face
		Amount
		($000)

U.S. Agency Obligation (0.0%)
2	Federal Home Loan Mortgage Corp. 2.105%, 8/25/08	1,000	997
Total Temporary Cash Investments (Cost $292,494)			292,494
Total Investments (106.7%) (Cost $4,624,381)			4,670,732
Other Assets and Liabilities—Net (–6.7%)			(291,951)
Net Assets (100%)			4,378,781

^ Part of security position is on loan to broker-dealers.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

REIT—Real Estate Investment Trust.

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

June 30, 2008

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (12.3%)
	Snap-On Inc.	366,443	19,059
	Service Corp. International	1,770,998	17,462
	Tupperware Brands Corp.	391,323	13,391
	Phillips-Van Heusen Corp.	358,729	13,137
*	DreamWorks Animation SKG, Inc.	440,268	13,124
*	Getty Images, Inc.	341,125	11,574
*^	Saks Inc.	854,924	9,387
*	AnnTaylor Stores Corp.	389,601	9,335
*	Rent-A-Center, Inc.	425,020	8,743
	Gentex Corp.	594,745	8,588
	Wolverine World Wide, Inc.	319,860	8,531
*	Career Education Corp.	578,521	8,452
*	Jarden Corp.	439,145	8,010
*	Exide Technologies	477,901	8,010
*	Quiksilver, Inc.	801,358	7,869
	Barnes & Noble, Inc.	313,542	7,788
	Jones Apparel Group, Inc.	549,477	7,555
	Regal Entertainment Group Class A	494,240	7,552
	International Speedway Corp.	189,299	7,388
	Regis Corp.	258,582	6,814
	Meredith Corp.	240,756	6,811
	OfficeMax, Inc.	481,853	6,698
*	TRW Automotive Holdings Corp.	351,927	6,500
*	Scholastic Corp.	210,420	6,031
	Interactive Data Corp.	239,207	6,011
	Bob Evans Farms, Inc.	210,147	6,010
*	Lear Corp.	416,527	5,906
	Brunswick Corp.	556,067	5,894
	Ryland Group, Inc.	268,070	5,847
	ArvinMeritor, Inc.	439,341	5,483
*^	Zale Corp.	283,246	5,350
*	Timberland Co.	314,351	5,140
*	Carter’s, Inc.	367,042	5,073
*	Collective Brands, Inc.	415,586	4,833
	Callaway Golf Co.	399,732	4,729
	MDC Holdings, Inc.	116,801	4,562
	Genesco, Inc.	144,738	4,468
^	Dillard’s Inc.	383,953	4,442
	The Buckle, Inc.	95,411	4,363
	Ethan Allen Interiors, Inc.	174,851	4,301
	Belo Corp. Class A	557,827	4,078
	Stewart Enterprises, Inc. Class A	557,309	4,013
	Penske Automotive Group Inc.	271,941	4,008
*^	Pinnacle Entertainment, Inc.	379,742	3,983
	Sotheby’s	150,279	3,963
	Furniture Brands International Inc.	293,502	3,921
	UniFirst Corp.	86,583	3,867
	American Greetings Corp. Class A	309,091	3,814
*	Valassis Communications, Inc.	304,463	3,812

*	JAKKS Pacific, Inc.	170,220	3,719
	Brown Shoe Co., Inc.	267,807	3,629
^	Tempur-Pedic International Inc.	452,414	3,533
*	Jo-Ann Stores, Inc.	150,563	3,467
	CBRL Group, Inc.	140,956	3,455
*	Charming Shoppes, Inc.	739,793	3,396
	Men’s Wearhouse, Inc.	204,990	3,339
*	ATC Technology Corp.	141,334	3,290
^	Columbia Sportswear Co.	89,435	3,287
*	Domino’s Pizza, Inc.	283,565	3,261
	Hearst-Argyle Television Inc.	167,353	3,213
	Harte-Hanks, Inc.	275,215	3,151
^	Circuit City Stores, Inc.	1,068,774	3,089
	Stage Stores, Inc.	262,611	3,065
*^	Cabela’s Inc.	271,765	2,992
*	Helen of Troy Ltd.	184,791	2,979
	Group 1 Automotive, Inc.	146,686	2,915
	The Pep Boys (Manny, Moe & Jack)	328,436	2,864
	Cooper Tire & Rubber Co.	359,445	2,818
*	Finish Line, Inc.	317,151	2,759
	Fred’s, Inc.	243,269	2,734
	Cato Corp. Class A	188,029	2,678
*	The Dress Barn, Inc.	199,009	2,663
	Cinemark Holdings Inc.	203,181	2,654
*	Tenneco Automotive, Inc.	191,898	2,596
*	Tween Brands, Inc.	156,537	2,577
	Asbury Automotive Group, Inc.	200,253	2,573
	Sinclair Broadcast Group, Inc.	334,761	2,544
^	La-Z-Boy Inc.	325,984	2,494
	K-Swiss, Inc.	169,335	2,489
^	The McClatchy Co. Class A	362,241	2,456
	Movado Group, Inc.	123,391	2,443
	Modine Manufacturing Co.	197,004	2,437
	Superior Industries International, Inc.	143,647	2,425
	Sauer-Danfoss, Inc.	76,340	2,378
	Sonic Automotive, Inc.	182,981	2,359
*	Cox Radio, Inc.	199,681	2,356
*	Charlotte Russe Holding Inc.	132,649	2,356
	Jackson Hewitt Tax Service Inc.	191,324	2,338
	American Axle & Manufacturing Holdings, Inc.	288,193	2,303
^	Ameristar Casinos, Inc.	163,733	2,263
^	Borders Group, Inc.	372,667	2,236
*	Gaylord Entertainment Co.	91,583	2,194
	Idearc Inc.	931,582	2,189
	World Wrestling Entertainment, Inc.	137,518	2,127
*	RC2 Corp.	114,325	2,122
	Churchill Downs, Inc.	60,788	2,120
	The Marcus Corp.	134,494	2,011
	Blyth, Inc.	164,904	1,984
	Speedway Motorsports, Inc.	96,970	1,976
*	Pacific Sunwear of California, Inc.	224,569	1,916
*	Steven Madden, Ltd.	100,193	1,842
*	Hovnanian Enterprises Inc. Class A	334,891	1,835
*^	DineEquity, Inc.	48,807	1,823
	National Presto Industries, Inc.	28,241	1,812
^	Talbots Inc.	156,140	1,810
^	Winnebago Industries, Inc.	174,933	1,783

	Ruby Tuesday, Inc.	328,191	1,772
	FTD Group, Inc.	132,169	1,762
	Oxford Industries, Inc.	91,846	1,759
*^	Blockbuster Inc. Class A	697,186	1,743
^	Sealy Corp.	287,975	1,653
	Monro Muffler Brake, Inc.	105,427	1,633
*	Fisher Communications, Inc.	47,338	1,630
*	Core-Mark Holding Co., Inc.	59,998	1,572
^	Standard Pacific Corp.	461,511	1,560
^	Media General, Inc. Class A	126,857	1,516
*	Hot Topic, Inc.	278,820	1,508
*	Skechers U.S.A., Inc.	72,880	1,440
	Journal Communications, Inc.	297,954	1,436
^	Citadel Broadcasting Corp.	1,170,221	1,428
	O’Charley’s Inc.	140,684	1,415
*	R.H. Donnelley Corp.	453,060	1,359
	Entercom Communications Corp.	187,797	1,318
^	Beazer Homes USA, Inc.	235,538	1,312
^	Landry’s Restaurants, Inc.	71,604	1,287
^	M/I Homes, Inc.	80,215	1,262
	Triarc Cos., Inc. Class B	197,191	1,248
*	Orbitz Worldwide, Inc.	236,052	1,183
	CSS Industries, Inc.	46,615	1,129
*^	Conn’s, Inc.	68,390	1,099
*	Steak n Shake Co.	164,362	1,040
*	Lin TV Corp.	173,072	1,031
^	Lee Enterprises, Inc.	256,027	1,022
	Big 5 Sporting Goods Corp.	134,819	1,021
*	Pier 1 Imports Inc.	280,414	965
^	Brookfield Homes Corp.	76,967	945
*	Leapfrog Enterprises, Inc.	112,555	936
	Kenneth Cole Productions, Inc.	72,962	927
*	Blockbuster Inc. Class B	440,086	889
*^	Krispy Kreme Doughnuts, Inc.	175,311	875
*	Retail Ventures, Inc.	183,678	845
*	Tuesday Morning Corp.	202,001	830
*	Great Wolf Resorts, Inc.	187,814	821
*^	MarineMax, Inc.	109,736	787
*	Build-A-Bear-Workshop, Inc.	106,566	775
*^	Raser Technologies, Inc.	73,816	719
	Gray Television, Inc.	239,870	688
*	ValueVision Media, Inc.	192,241	686
*	DSW Inc. Class A	56,526	666
	Dover Downs Gaming & Entertainment, Inc.	98,775	634
	AH Belo Corp.	110,628	631
*^	Six Flags, Inc.	536,351	617
*	Westwood One, Inc.	487,404	609
*	Universal Technical Institute Inc.	47,281	589
	Marine Products Corp.	87,139	575
	Monaco Coach Corp.	188,010	572
*	Bluegreen Corp.	88,266	534
	Stein Mart, Inc.	110,713	499
^	GateHouse Media, Inc.	200,264	493
	Triarc Cos., Inc. Class A	76,941	492
	Lithia Motors, Inc.	95,437	470
*	Fleetwood Enterprises, Inc.	169,127	443
*^	Martha Stewart Living Omnimedia, Inc.	53,004	392
*^	Isle of Capri Casinos, Inc.	69,376	332
*	Nexcen Brands, Inc.	110,064	62
			553,233

Consumer Staples (3.9%)
	Corn Products International, Inc.	475,229	23,339
	J.M. Smucker Co.	337,211	13,704
*	BJ’s Wholesale Club, Inc.	264,566	10,239
	Flowers Foods, Inc.	341,791	9,686
	Del Monte Foods Co.	1,275,795	9,058
	Longs Drug Stores, Inc.	203,723	8,579
	Ruddick Corp.	245,077	8,409
	Universal Corp. (VA)	172,800	7,814
*	Hain Celestial Group, Inc.	254,434	5,974
	Nu Skin Enterprises, Inc.	328,486	4,901
*	TreeHouse Foods Inc.	198,096	4,806
	Vector Group Ltd.	268,770	4,335
	Lancaster Colony Corp.	139,045	4,210
*	Chiquita Brands International, Inc.	272,000	4,126
	Pilgrim’s Pride Corp.	305,405	3,967
	The Andersons, Inc.	96,384	3,924
*^	Ralcorp Holdings, Inc.	78,676	3,890
	Sanderson Farms, Inc.	109,101	3,766
	WD-40 Co.	102,113	2,987
	Lance, Inc.	158,400	2,973
	Nash-Finch Co.	86,174	2,953
*	Elizabeth Arden, Inc.	165,229	2,508
*^	The Great Atlantic & Pacific Tea Co., Inc.	108,617	2,479
	J & J Snack Foods Corp.	89,098	2,442
*	Prestige Brands Holdings Inc.	222,066	2,367
	Weis Markets, Inc.	68,520	2,225
	B&G Foods Inc.	233,312	2,179
*^	Rite Aid Corp.	1,236,154	1,965
	Reddy Ice Holdings, Inc.	138,752	1,898
	Ingles Markets, Inc.	78,875	1,840
^	Tootsie Roll Industries, Inc.	71,240	1,790
*	The Pantry, Inc.	141,046	1,504
*	Alliance One International, Inc.	291,500	1,490
*	Central Garden & Pet Co. Class A	288,216	1,182
	Spartan Stores, Inc.	49,222	1,132
	Farmer Brothers, Inc.	45,880	970
	Alico, Inc.	24,226	840
	PriceSmart, Inc.	36,924	730
*	Central Garden and Pet Co.	145,952	664
^	Mannatech, Inc.	99,946	544
	National Beverage Corp.	57,441	418
			174,807
Energy (5.0%)
*	Whiting Petroleum Corp.	268,244	28,455
	Tidewater Inc.	317,469	20,645
*	Mariner Energy Inc.	498,474	18,429
	Overseas Shipholding Group Inc.	188,306	14,974
*	Hercules Offshore, Inc.	366,683	13,941
*	Swift Energy Co.	191,190	12,630
	W&T Offshore, Inc.	193,563	11,325
*	Stone Energy Corp.	170,637	11,247
*	Rosetta Resources, Inc.	323,331	9,215
*	Encore Acquisition Co.	114,434	8,604
*	Bristow Group, Inc.	170,249	8,426
*	SEACOR Holdings Inc.	88,538	7,925
*^	Oilsands Quest, Inc.	845,253	5,494

	General Maritime Corp.	181,373	4,712
*	Brigham Exploration Co.	275,856	4,367
*^	USEC Inc.	701,356	4,264
*^	Enbridge Energy Management LLC	77,287	3,953
	Lufkin Industries, Inc.	46,621	3,883
*	Parker Drilling Co.	354,657	3,550
*	Gulfmark Offshore, Inc.	58,260	3,390
	Crosstex Energy, Inc.	87,185	3,022
*^	Trico Marine Services, Inc.	76,190	2,775
*	Harvest Natural Resources, Inc.	210,351	2,326
*	Newpark Resources, Inc.	286,045	2,248
*	T-3 Energy Services, Inc.	25,944	2,062
*	Gulfport Energy Corp.	114,669	1,889
*	Allis-Chalmers Energy Inc.	86,834	1,546
^	Western Refining, Inc.	127,526	1,510
^	APCO Argentina Inc.	42,467	1,229
*	Bronco Drilling Co., Inc.	60,115	1,105
*	Energy Partners, Ltd.	67,773	1,011
*^	VeraSun Energy Corp.	223,582	923
*^	Aventine Renewable Energy Holdings, Inc.	198,256	872
	Delek US Holdings, Inc.	54,888	506
*^	SulphCo, Inc.	215,035	488
*^	Evergreen Energy, Inc.	264,381	460
*^	GeoGlobal Resources Inc.	86,783	185
*^	Verenium Corp.	75,292	145
			223,731
Financials (31.2%)
	Rayonier Inc. REIT	497,872	21,140
	Alexandria Real Estate Equities, Inc. REIT	203,314	19,791
	Nationwide Health Properties, Inc. REIT	604,938	19,049
	Waddell & Reed Financial, Inc.	503,540	17,629
	Essex Property Trust, Inc. REIT	157,951	16,822
	Cullen/Frost Bankers, Inc.	335,537	16,726
	Digital Realty Trust, Inc. REIT	394,592	16,143
^	Realty Income Corp. REIT	643,225	14,640
	Bank of Hawaii Corp.	306,024	14,628
	StanCorp Financial Group, Inc.	311,335	14,620
	Mack-Cali Realty Corp. REIT	416,862	14,244
	Arthur J. Gallagher & Co.	584,352	14,083
	BRE Properties Inc. Class A REIT	323,763	14,012
	The Hanover Insurance Group Inc.	329,622	14,009
	Senior Housing Properties Trust REIT	710,700	13,880
	Douglas Emmett, Inc. REIT	610,642	13,416
	Apollo Investment Corp.	899,423	12,889
	Aspen Insurance Holdings Ltd.	531,736	12,586
^	Valley National Bancorp	758,968	11,969
^	Jefferies Group, Inc.	708,336	11,914
*	Conseco, Inc.	1,184,692	11,752
	Highwood Properties, Inc. REIT	362,945	11,404
*	Alleghany Corp.	34,335	11,401
	Wilmington Trust Corp.	429,697	11,361
	Potlatch Corp. REIT	249,340	11,250
	BioMed Realty Trust, Inc. REIT	452,617	11,103
	Fulton Financial Corp.	1,102,017	11,075
	Platinum Underwriters Holdings, Ltd.	334,488	10,908
*	Knight Capital Group, Inc. Class A	585,952	10,535
	Astoria Financial Corp.	516,913	10,380
	Corporate Office Properties Trust, Inc. REIT	300,710	10,323

	Washington Federal Inc.	555,655	10,057
	Erie Indemnity Co. Class A	217,832	10,053
	Endurance Specialty Holdings Ltd.	325,713	10,029
*^	SVB Financial Group	207,401	9,978
	Home Properties, Inc. REIT	206,968	9,947
	Kilroy Realty Corp. REIT	208,833	9,821
	Allied World Assurance Holdings, Ltd.	247,673	9,813
	IPC Holdings Ltd.	364,973	9,690
	HRPT Properties Trust REIT	1,430,722	9,686
	Hilb, Rogal and Hamilton Co.	221,784	9,639
	National Retail Properties REIT	460,705	9,629
	Westamerica Bancorporation	183,055	9,627
	Entertainment Properties Trust REIT	192,377	9,511
	Washington REIT	313,854	9,431
	UMB Financial Corp.	183,654	9,416
*	ProAssurance Corp.	194,244	9,345
	CBL & Associates Properties, Inc. REIT	396,628	9,059
	DCT Industrial Trust Inc. REIT	1,070,658	8,865
	Brandywine Realty Trust REIT	553,041	8,716
	Montpelier Re Holdings Ltd.	585,783	8,640
*	Philadelphia Consolidated Holding Corp.	253,083	8,597
	Unitrin, Inc.	305,892	8,433
	Mid-America Apartment Communities, Inc. REIT	163,698	8,355
	FirstMerit Corp.	511,321	8,340
	Zenith National Insurance Corp.	235,683	8,287
	Post Properties, Inc. REIT	278,338	8,281
	BancorpSouth, Inc.	470,435	8,228
	Mercury General Corp.	173,940	8,126
	First Niagara Financial Group, Inc.	629,544	8,096
	Whitney Holdings Corp.	429,645	7,862
	Healthcare Realty Trust Inc. REIT	322,085	7,656
^	First Industrial Realty Trust REIT	276,540	7,597
	International Bancshares Corp.	348,875	7,455
	Susquehanna Bancshares, Inc.	541,102	7,408
	Extra Space Storage Inc. REIT	478,922	7,356
	Omega Healthcare Investors, Inc. REIT	437,300	7,281
	American Campus Communities, Inc. REIT	253,179	7,048
	Odyssey Re Holdings Corp.	198,495	7,047
	MFA Mortgage Investments, Inc. REIT	1,078,060	7,029
^	Assured Guaranty Ltd.	380,296	6,841
	Prosperity Bancshares, Inc.	252,164	6,740
	DiamondRock Hospitality Co. REIT	601,041	6,545
*	Argo Group International Holdings	194,701	6,534
	Employers Holdings, Inc.	315,544	6,532
	EastGroup Properties, Inc. REIT	151,047	6,480
	F.N.B. Corp.	547,661	6,451
	Delphi Financial Group, Inc.	277,662	6,425
	LaSalle Hotel Properties REIT	255,022	6,409
	Selective Insurance Group	336,840	6,319
	Sunstone Hotel Investors, Inc. REIT	379,390	6,298
*^	AmeriCredit Corp.	727,443	6,271
	Ares Capital Corp.	614,860	6,198
	Webster Financial Corp.	333,093	6,195
	Old National Bancorp	421,289	6,008
	United Bankshares, Inc.	260,935	5,988
	Hancock Holding Co.	149,195	5,862
	R.L.I. Corp.	118,050	5,840

	National Penn Bancshares Inc.	436,641	5,799
	First Midwest Bancorp, Inc.	308,394	5,752
	Pennsylvania REIT	248,406	5,748
	Sovran Self Storage, Inc. REIT	138,131	5,741
	Max Re Capital Ltd.	267,067	5,697
	Colonial Properties Trust REIT	284,496	5,696
^	Cousins Properties, Inc. REIT	244,785	5,654
	Lexington Realty Trust REIT	404,038	5,507
	Trustmark Corp.	309,774	5,467
	Inland Real Estate Corp. REIT	375,553	5,415
	Capitol Federal Financial	140,966	5,302
	Equity One, Inc. REIT	257,959	5,301
*	PHH Corp.	343,256	5,269
	The Phoenix Cos., Inc.	689,155	5,244
	Glacier Bancorp, Inc.	323,511	5,173
	NewAlliance Bancshares, Inc.	403,591	5,037
	PS Business Parks, Inc. REIT	97,477	5,030
^	Colonial BancGroup, Inc.	1,103,625	4,878
	Franklin Street Properties Corp. REIT	380,229	4,806
	Provident Financial Services Inc.	340,383	4,769
^	National Financial Partners Corp.	237,587	4,709
	Tanger Factory Outlet Centers, Inc. REIT	129,240	4,644
*	Navigators Group, Inc.	85,803	4,638
^	MGIC Investment Corp.	757,750	4,630
^	Umpqua Holdings Corp.	380,987	4,621
	National Health Investors REIT	158,767	4,526
^	First Financial Bankshares, Inc.	98,801	4,526
	Acadia Realty Trust REIT	193,839	4,487
	Strategic Hotels and Resorts, Inc. REIT	471,483	4,418
*	Stifel Financial Corp.	126,626	4,355
	S & T Bancorp, Inc.	149,010	4,330
	Infinity Property & Casualty Corp.	102,841	4,270
	City Holding Co.	104,522	4,261
	Sterling Bancshares, Inc.	465,877	4,235
	FelCor Lodging Trust, Inc. REIT	396,300	4,161
	Medical Properties Trust Inc. REIT	411,047	4,160
	NBT Bancorp, Inc.	194,149	4,001
	First Citizens BancShares Class A	27,917	3,894
	First Commonwealth Financial Corp.	417,307	3,893
^	Park National Corp.	71,632	3,861
^	Pacific Capital Bancorp	277,980	3,831
	MB Financial, Inc.	167,711	3,768
	CVB Financial Corp.	397,209	3,750
	U-Store-It Trust REIT	312,476	3,734
^	Redwood Trust, Inc. REIT	163,557	3,727
	United Fire & Casualty Co.	137,544	3,704
	Community Bank System, Inc.	178,632	3,683
	Horace Mann Educators Corp.	257,947	3,616
	Wintrust Financial Corp.	149,375	3,563
TrustCo Bank NY		479,093	3,555
Brookline Bancorp, Inc.		369,499	3,529
*	Piper Jaffray Cos., Inc.	120,106	3,523
Investors Real Estate Trust REIT		361,525	3,449
Capstead Mortgage Corp. REIT		314,038	3,407
Financial Federal Corp.		154,780	3,399
Ashford Hospitality Trust REIT		724,788	3,348
National Western Life Insurance Co. Class A		15,262	3,335

	Cedar Shopping Centers, Inc. REIT	280,648	3,289
	Parkway Properties Inc. REIT	96,757	3,264
	Harleysville Group, Inc.	96,128	3,252
	First BanCorp Puerto Rico	500,881	3,176
	LTC Properties, Inc. REIT	123,653	3,161
	Gramercy Capital Corp. REIT	271,437	3,146
	OneBeacon Insurance Group Ltd.	177,020	3,110
	Safety Insurance Group, Inc.	87,230	3,110
^	NorthStar Realty Finance Corp. REIT	371,694	3,092
	IBERIABANK Corp.	68,737	3,057
	Bank Mutual Corp.	300,400	3,016
	Anworth Mortgage Asset Corp. REIT	455,503	2,965
^	Maguire Properties, Inc. REIT	239,538	2,915
^	Cathay General Bancorp	265,944	2,891
^	Anthracite Capital Inc. REIT	400,655	2,821
^	East West Bancorp, Inc.	399,395	2,820
*	Greenlight Capital Re. Ltd.	123,165	2,816
	American Physicians Capital, Inc.	57,740	2,797
	Chemical Financial Corp.	136,699	2,789
	SWS Group, Inc.	166,202	2,761
^	RAIT Financial Trust REIT	367,826	2,729
	Northwest Bancorp, Inc.	123,505	2,695
	Glimcher Realty Trust REIT	240,471	2,688
*	MF Global Ltd.	420,359	2,652
	American Equity Investment Life Holding Co.	319,087	2,601
	Flagstone Reinsurance Holdings Ltd.	216,437	2,552
*	Texas Capital Bancshares, Inc.	159,384	2,550
	Provident New York Bancorp, Inc.	229,325	2,536
*	FPIC Insurance Group, Inc.	55,648	2,522
	PacWest Bancorp	168,381	2,505
	Dime Community Bancshares	150,718	2,488
	WesBanco, Inc.	143,668	2,464
	Saul Centers, Inc. REIT	51,139	2,403
	Ramco-Gershenson Properties Trust REIT	116,957	2,402
^	Newcastle Investment Corp. REIT	334,619	2,346
	Independent Bank Corp. (MA)	98,389	2,346
^	Ambac Financial Group, Inc.	1,727,547	2,315
^	Frontier Financial Corp.	269,852	2,299
^	Cohen & Steers, Inc.	88,388	2,295
^	First Busey Corp.	172,731	2,283
	Community Trust Bancorp Inc.	85,880	2,255
	Columbia Banking System, Inc.	113,910	2,202
	Kite Realty Group Trust REIT	174,875	2,186
	Presidential Life Corp.	140,549	2,167
	State Auto Financial Corp.	90,360	2,162
	Universal Health Realty Income REIT	71,381	2,141
	Harleysville National Corp.	188,958	2,109
	Education Realty Trust, Inc. REIT	180,445	2,102
^	United Community Banks, Inc.	244,609	2,086
	LandAmerica Financial Group, Inc.	93,863	2,083
	Stewart Information Services Corp.	107,572	2,080
	CapLease, Inc. REIT	269,194	2,016
	Castlepoint Holdings Ltd.	218,726	1,988
	PrivateBancorp, Inc.	65,357	1,986

Simmons First National Corp.		70,821	1,981
Oriental Financial Group Inc.		138,718	1,978
^	Chimera Investment Corp.	217,050	1,956
^	TowneBank	129,669	1,953
	Central Pacific Financial Co.	182,499	1,945
*	Hilltop Holdings Inc.	187,557	1,934
	Capital Southwest Corp.	18,467	1,925
	First Financial Corp. (IN)	62,329	1,908
	Sun Communities, Inc. REIT	104,448	1,904
	MCG Capital Corp.	475,898	1,894
	Renasant Corp.	127,144	1,873
	First Merchants Corp.	102,913	1,868
	First Financial Bancorp	201,462	1,853
	FBL Financial Group, Inc. Class A	92,052	1,830
*	United America Indemnity, Ltd.	135,606	1,813
^	The South Financial Group, Inc.	460,442	1,805
	WSFS Financial Corp.	39,080	1,743
^	Citizens Banking Corp.	611,031	1,723
	Sandy Spring Bancorp, Inc.	103,718	1,720
^	Capital Trust Class A REIT	89,475	1,719
	Getty Realty Holding Corp. REIT	118,785	1,712
	First Community Bancshares, Inc.	59,959	1,691
	BancFirst Corp.	38,964	1,668
	BankFinancial Corp.	127,986	1,665
	Nara Bancorp, Inc.	149,193	1,601
	Tompkins Trustco, Inc.	42,897	1,596
	Compass Diversified Trust	139,456	1,594
	S.Y. Bancorp, Inc.	73,086	1,561
	First Potomac REIT	100,848	1,537
^	UCBH Holdings, Inc.	659,843	1,485
	Kearny Financial Corp.	134,626	1,481
	Advance America, Cash Advance Centers, Inc.	291,272	1,480
	DuPont Fabros Technology Inc.	79,282	1,478
^	Capital City Bank Group, Inc.	66,560	1,448
*	CNA Surety Corp.	112,941	1,428
	Washington Trust Bancorp, Inc.	71,873	1,416
	Republic Bancorp, Inc. Class A	57,458	1,413
*	Investors Bancorp, Inc.	107,797	1,408
*	Northfield Bancorp, Inc.	128,174	1,378
	Univest Corp. of Pennsylvania	69,314	1,377
	Sterling Financial Corp.	327,693	1,357
	Nelnet, Inc.	120,657	1,355
	First Source Corp.	83,700	1,348
	Boston Private Financial Holdings, Inc.	237,267	1,345
	Urstadt Biddle Properties Class A REIT	91,700	1,344
^	Heartland Financial USA, Inc.	72,904	1,326
	Friedman, Billings, Ramsey Group, Inc. REIT	879,590	1,319
^	Provident Bankshares Corp.	202,507	1,292
	Hanmi Financial Corp.	247,208	1,288
	Kansas City Life Insurance Co.	30,035	1,254
*^	KBW Inc.	59,306	1,220
*	NewStar Financial, Inc.	206,269	1,219
	Union Bankshares Corp.	81,525	1,214
	First Financial Holdings, Inc.	70,144	1,205
*	Guaranty Bancorp	333,494	1,201
	Donegal Group Inc. Class A	75,155	1,193
	Asset Acceptance Capital Corp.	96,858	1,184

^	Arbor Realty Trust, Inc. REIT	123,623	1,109
*	Ocwen Financial Corp.	237,856	1,106
^	Cascade Bancorp	142,147	1,094
*	Penson Worldwide, Inc.	89,541	1,070
^	The First Marblehead Corp.	406,247	1,044
*	BGC Partners, Inc.	137,664	1,039
	The PMI Group Inc.	515,176	1,005
	Integra Bank Corp.	125,765	985
^	JER Investors Trust Inc. REIT	155,989	983
*^	Western Alliance Bancorp	125,876	977
	Resource America, Inc.	104,167	971
	Wilshire Bancorp Inc.	111,932	959
	TriCo Bancshares	85,716	939
	First Place Financial Corp.	94,822	891
*	LaBranche & Co. Inc.	124,609	882
	Advanta Corp. Class B	138,233	869
^	Corus Bankshares Inc.	207,815	864
^	Capitol Bancorp Ltd.	94,609	849
	Baldwin & Lyons, Inc. Class B	48,394	846
	BlackRock Kelso Capital Corp.	89,285	845
	West Coast Bancorp	95,345	827
	Anchor Bancorp Wisconsin Inc.	116,756	818
	Old Second Bancorp, Inc.	69,333	806
	Amcore Financial, Inc.	138,517	784
	CoBiz Inc.	118,366	779
^	Radian Group, Inc.	509,907	739
^	Seacoast Banking Corp. of Florida	94,659	735
	City Bank Lynnwood (WA)	83,974	722
	First State Bancorporation	129,708	713
^	National Interstate Corp.	38,161	701
*^	First Federal Financial Corp.	85,814	690
^	Flagstar Bancorp, Inc.	227,178	684
*^	Avatar Holding, Inc.	22,081	669
	Grubb & Ellis Co.	171,150	659
^	W Holding Co., Inc.	754,163	649
	Midwest Banc Holdings, Inc.	132,093	643
	United Community Financial Corp.	168,709	633
^	ASTA Funding, Inc.	69,032	625
	Banner Corp.	70,540	625
*	Meruelo Maddux Properties Inc.	283,883	619
*^	CompuCredit Corp.	101,793	611
	Gamco Investors Inc. Class A	12,285	610
^	Crystal River Capital Inc. REIT	163,760	599
	Urstadt Biddle Properties REIT	35,580	543
	Independent Bank Corp. (MI)	134,481	538
	Advanta Corp. Class A	97,118	530
	BankAtlantic Bancorp, Inc. Class A	288,107	507
	Great Southern Bancorp, Inc.	57,751	469
	TierOne Corp.	101,038	464
*^	Primus Guaranty, Ltd.	155,915	454
*	First Acceptance Corp.	125,727	402
^	Roma Financial Corp.	29,887	391
^	Downey Financial Corp.	138,161	383
^	IndyMac Bancorp, Inc.	505,852	314
*	Thomas Weisel Partners Group, Inc.	55,608	304
	Taylor Capital Group, Inc.	38,937	292
*	FBR Capital Markets Corp.	56,439	284
^	Thornburg Mortgage, Inc. REIT	998,935	200
			1,404,108

Health Care (6.0%)
	PerkinElmer, Inc.	752,575	20,959
	Universal Health Services Class B	317,516	20,073
*	Watson Pharmaceuticals, Inc.	625,284	16,989
	Owens & Minor, Inc. Holding Co.	259,254	11,845
	STERIS Corp.	394,609	11,349
	Cooper Cos., Inc.	287,880	10,695
	Hill-Rom Holdings, Inc.	375,643	10,135
*	Inverness Medical Innovations, Inc.	303,772	10,076
*	Health Management Associates Class A	1,546,275	10,066
*^	Valeant Pharmaceuticals International	578,012	9,890
*	LifePoint Hospitals, Inc.	342,432	9,691
	West Pharmaceutical Services, Inc.	204,942	8,870
*	AMERIGROUP Corp.	339,505	7,062
*	Magellan Health Services, Inc.	164,582	6,094
*	Tenet Healthcare Corp.	1,054,184	5,861
*	Kindred Healthcare, Inc.	194,543	5,595
*	Healthspring, Inc.	323,576	5,462
*	Apria Healthcare Group Inc.	278,031	5,391
*	Pediatrix Medical Group, Inc.	107,858	5,310
*	AmSurg Corp.	199,106	4,848
*	CONMED Corp.	181,712	4,824
*	Centene Corp.	276,902	4,649
*	Alpharma, Inc. Class A	182,064	4,102
	Invacare Corp.	186,447	3,811
*	Par Pharmaceutical Cos. Inc.	214,585	3,483
*	Bio-Rad Laboratories, Inc. Class A	41,448	3,353
	Landauer, Inc.	58,743	3,304
*	Savient Pharmaceuticals Inc.	118,928	3,009
*	Universal American Corp.	284,719	2,910
*	Res-Care, Inc.	157,235	2,796
*	Cross Country Healthcare, Inc.	192,347	2,772
	Vital Signs, Inc.	46,640	2,648
*	Greatbatch, Inc.	143,336	2,480
*	Molina Healthcare Inc.	90,338	2,199
*	Albany Molecular Research, Inc.	156,640	2,079
	Datascope Corp.	41,793	1,964
*	Regeneron Pharmaceuticals, Inc.	135,982	1,964
	Analogic Corp.	29,720	1,874
	National Healthcare Corp.	40,113	1,838
*	Triple-S Management Corp.	102,337	1,673
*	Skilled Healthcare Group Inc.	121,607	1,632
*	AMAG Pharmaceuticals, Inc.	37,597	1,282
*	Arena Pharmaceuticals, Inc.	228,760	1,187
*	Cambrex Corp.	186,256	1,093
*	Cynosure Inc.	54,071	1,072
*	Odyssey Healthcare, Inc.	103,954	1,013
*^	Dendreon Corp.	206,740	920
*	Enzo Biochem, Inc.	76,943	863
*^	Zymogenetics, Inc.	90,970	766
*	Momenta Pharmaceuticals, Inc.	56,231	692
*	Nektar Therapeutics	203,064	680
*^	Medivation Inc.	53,876	637
^	LCA-Vision Inc.	116,357	555
*	Ligand Pharmaceuticals Inc. Class B	189,169	492
*	XOMA Ltd.	290,450	491
*	Chindex International, Inc.	31,975	469
*	Array BioPharma Inc.	99,146	466

*	Nabi Biopharmaceuticals	115,962	457
*	Nighthawk Radiology Holdings, Inc.	62,947	446
*	Acadia Pharmaceuticals Inc.	104,124	384
*	Clinical Data, Inc.	25,574	365
*	Senomyx, Inc.	70,058	345
*	Lexicon Pharmaceuticals Inc.	165,724	265
			270,565
Industrials (14.8%)
*	URS Corp.	529,934	22,241
	Lincoln Electric Holdings, Inc.	272,783	21,468
	Trinity Industries, Inc.	516,859	17,930
	The Timken Co.	517,202	17,037
	Kennametal, Inc.	489,741	15,941
	Teleflex Inc.	250,771	13,940
	Woodward Governor Co.	387,157	13,806
	Con-way, Inc.	287,935	13,608
	GATX Corp.	304,413	13,495
	Curtiss-Wright Corp.	284,009	12,707
	Hubbell Inc. Class B	315,152	12,565
	Alexander & Baldwin, Inc.	271,696	12,376
	Crane Co.	306,982	11,828
	Carlisle Co., Inc.	393,645	11,416
	Brady Corp. Class A	323,143	11,158
	Lennox International Inc.	345,127	9,995
	Belden Inc.	287,209	9,731
	Baldor Electric Co.	262,451	9,180
*	Moog Inc.	244,498	9,105
*	United Rentals, Inc.	463,328	9,086
	Kaydon Corp.	176,669	9,083
	Eagle Bulk Shipping Inc.	296,958	8,781
	Regal-Beloit Corp.	199,094	8,412
*	EnerSys	235,269	8,053
	Mueller Industries Inc.	235,373	7,579
	Watson Wyatt & Co. Holdings	134,182	7,097
	Otter Tail Corp.	180,141	6,995
	Macquarie Infrastructure Co. LLC	271,169	6,858
	Barnes Group, Inc.	292,254	6,748
	IKON Office Solutions, Inc.	594,104	6,701
	Granite Construction Co.	210,421	6,635
	Ameron International Corp.	55,254	6,629
^	Watsco, Inc.	154,436	6,455
*	MPS Group, Inc.	605,817	6,440
	ABM Industries Inc.	286,186	6,368
*	EMCOR Group, Inc.	207,098	5,908
	Applied Industrial Technology, Inc.	243,681	5,890
	Deluxe Corp.	326,125	5,812
^	Genco Shipping and Trading Ltd.	86,029	5,609
*	WESCO International, Inc.	139,245	5,575
^	Arkansas Best Corp.	151,757	5,560
*	Avis Budget Group, Inc.	659,150	5,517
*	United Stationers, Inc.	148,392	5,483
	Werner Enterprises, Inc.	291,378	5,414
*^	YRC Worldwide, Inc.	359,385	5,344
*	EnPro Industries, Inc.	137,238	5,124
	CIRCOR International, Inc.	100,427	4,920
	Skywest, Inc.	385,505	4,877
	Albany International Corp.	166,924	4,841

	Watts Water Technologies, Inc.	194,317	4,838
	Pacer International, Inc.	219,996	4,732
	Mueller Water Products, Inc.	544,718	4,652
*	NCI Building Systems, Inc.	125,276	4,601
	Franklin Electric, Inc.	117,247	4,547
^	HNI Corp.	253,962	4,485
	A.O. Smith Corp.	124,400	4,084
	Briggs & Stratton Corp.	315,403	3,999
	Knoll, Inc.	320,379	3,893
*	Acco Brands Corp.	343,097	3,853
	G & K Services, Inc. Class A	126,479	3,853
*	School Specialty, Inc.	128,682	3,826
^	Simpson Manufacturing Co.	160,616	3,813
	CLARCOR Inc.	107,902	3,787
*	Superior Essex Inc.	84,607	3,776
*	Alaska Air Group, Inc.	242,435	3,719
	Armstrong Worldwide Industries, Inc.	126,513	3,697
*	Ceradyne, Inc.	107,320	3,681
	Federal Signal Corp.	303,397	3,641
	McGrath RentCorp	145,252	3,572
	Kaman Corp. Class A	156,200	3,555
	Quanex Building Products Corp.	235,781	3,504
	Comfort Systems USA, Inc.	254,389	3,419
*^	RSC Holdings Inc.	360,134	3,335
*	TBS International Ltd.	83,078	3,319
	Tennant Co.	106,408	3,200
	Viad Corp.	123,763	3,192
*	Mastec Inc.	298,157	3,178
*	Cenveo Inc.	323,994	3,165
*	Consolidated Graphics, Inc.	63,287	3,118
	Kelly Services, Inc. Class A	160,004	3,093
	Universal Forest Products, Inc.	101,986	3,055
	Apogee Enterprises, Inc.	184,706	2,985
*	Interline Brands, Inc.	185,723	2,959
*	Tecumseh Products Co. Class A	89,705	2,940
	NACCO Industries, Inc. Class A	36,013	2,678
*	Insituform Technologies Inc. Class A	174,893	2,664
	Tredegar Corp.	179,042	2,632
	Steelcase Inc.	256,553	2,573
	Ennis, Inc.	162,645	2,545
^	Aircastle Ltd.	299,210	2,516
	Triumph Group, Inc.	53,088	2,500
*	Continental Airlines, Inc. Class B	243,895	2,466
	Gibraltar Industries Inc.	151,813	2,424
	TAL International Group, Inc.	105,528	2,400
*	Korn/Ferry International	148,035	2,329
	Cascade Corp.	54,923	2,324
	CDI Corp.	90,325	2,298
*	Atlas Air Worldwide Holdings, Inc.	44,717	2,212
	Bowne & Co., Inc.	169,354	2,159
	Heartland Express, Inc.	139,080	2,074
*	Argon ST, Inc.	83,049	2,060
*	Paragon Shipping, Inc.	122,367	2,055
*	Rush Enterprises, Inc. Class A	165,538	1,988
*	Kforce Inc.	228,824	1,943
*^	GeoEye Inc.	105,991	1,877
*	Republic Airways Holdings Inc.	207,348	1,796
*	Columbus McKinnon Corp.	74,474	1,793
*	Spherion Corp.	357,488	1,652

	Great Lakes Dredge & Dock Co.	258,524	1,580
*	Griffon Corp.	172,060	1,507
	Textainer Group Holdings Ltd.	75,359	1,472
	Wabash National Corp.	194,395	1,470
^	Mueller Water Products, Inc. Class A	175,761	1,418
^	American Woodmark Corp.	64,014	1,353
	Courier Corp.	67,075	1,347
*	LECG Corp.	153,437	1,341
*	Dollar Thrifty Automotive Group, Inc.	137,416	1,299
	Kimball International, Inc. Class B	151,985	1,258
	Vicor Corp.	122,260	1,220
^	Horizon Lines Inc.	117,429	1,168
*	Volt Information Sciences Inc.	97,749	1,164
	Schawk, Inc.	94,224	1,130
*^	Metalico, Inc.	60,841	1,066
*	Beacon Roofing Supply, Inc.	98,596	1,046
*	Exponent, Inc.	32,078	1,008
	The Greenbrier Cos., Inc.	49,275	1,000
*^	FuelCell Energy, Inc.	138,374	982
*	H&E Equipment Services, Inc.	73,627	885
	Encore Wire Corp.	40,511	858
*	Amerco, Inc.	16,211	773
	Lawson Products, Inc.	26,759	663
*	Commercial Vehicle Group Inc.	67,751	633
*	TriMas Corp.	105,199	630
*	Rush Enterprises, Inc. Class B	54,249	589
	The Standard Register Co.	60,323	569
*	Force Protection, Inc.	150,336	498
*	Tecumseh Products Co. Class B	14,625	424
*	Air Transport Services Group Inc.	391,167	391
*	Plug Power, Inc.	164,461	386
*^	Builders FirstSource, Inc.	56,149	298
			667,771
Information Technology (10.5%)
*	SAIC, Inc.	1,059,443	22,047
*	Compuware Corp.	1,740,965	16,609
	Diebold, Inc.	417,806	14,866
*	Convergys Corp.	804,770	11,959
*	Tech Data Corp.	352,244	11,938
*	Integrated Device Technology Inc.	1,159,426	11,525
*	Anixter International Inc.	191,742	11,407
*	ADC Telecommunications, Inc.	747,021	11,034
*	PMC Sierra Inc.	1,386,586	10,607
*	Skyworks Solutions, Inc.	1,030,604	10,172
*	Vishay Intertechnology, Inc.	1,091,467	9,681
*	Fairchild Semiconductor International, Inc.	790,344	9,271
*	Mentor Graphics Corp.	569,513	8,998
*	International Rectifier Corp.	460,679	8,845
*	CACI International, Inc.	191,009	8,742
*	Novell, Inc.	1,451,712	8,551
	Global Payments Inc.	176,796	8,239
*	Ariba, Inc.	538,391	7,920
*	ON Semiconductor Corp.	835,101	7,658
*	Benchmark Electronics, Inc.	453,906	7,417

*	Sybase, Inc.	249,065	7,328
*	Arris Group Inc.	859,645	7,264
	Plantronics, Inc.	310,415	6,928
*	MKS Instruments, Inc.	305,832	6,698
	Broadridge Financial Solutions LLC	311,084	6,548
*	Emulex Corp.	534,056	6,222
*	Take-Two Interactive Software, Inc.	235,878	6,031
*	Unisys Corp.	1,450,438	5,729
*	Tekelec	385,958	5,677
*	3Com Corp.	2,554,835	5,416
*	Avocent Corp.	290,117	5,396
*	Checkpoint Systems, Inc.	252,342	5,269
*	Electronics for Imaging, Inc.	360,802	5,268
*	RF Micro Devices, Inc.	1,757,769	5,098
	Imation Corp.	212,010	4,859
*	Entegris Inc.	732,707	4,799
*	QLogic Corp.	298,918	4,361
	United Online, Inc.	430,678	4,320
*	Sanmina-SCI Corp.	3,369,097	4,312
*	Teradyne, Inc.	387,238	4,287
*	Avid Technology, Inc.	240,857	4,092
	MAXIMUS, Inc.	117,265	4,083
*	Standard Microsystem Corp.	147,051	3,992
*	Amkor Technology, Inc.	376,359	3,918
*	Zoran Corp.	325,812	3,812
*	Foundry Networks, Inc.	316,146	3,737
	AVX Corp.	327,249	3,701
*	Insight Enterprises, Inc.	310,408	3,641
*^	UTStarcom, Inc.	653,558	3,575
*	Powerwave Technologies, Inc.	834,851	3,548
*	Brooks Automation, Inc.	415,638	3,437
*	Progress Software Corp.	134,267	3,433
*	JDA Software Group, Inc.	181,762	3,290
	Fair Isaac, Inc.	155,087	3,221
*	CMGI, Inc.	295,225	3,129
*	Lawson Software, Inc.	423,671	3,080
	Black Box Corp.	112,273	3,053
*	SYNNEX Corp.	111,138	2,788
	Technitrol, Inc.	160,283	2,723
	Methode Electronics, Inc. Class A	240,956	2,518
*	Electro Scientific Industries, Inc.	176,881	2,506
*	Brightpoint, Inc.	337,379	2,463
*	Adaptec, Inc.	767,273	2,455
*	Genpact, Ltd.	164,548	2,455
*	CSG Systems International, Inc.	214,263	2,361
*	Littelfuse, Inc.	72,028	2,272
*	Hutchinson Technology, Inc.	167,590	2,252
*	Ciber, Inc.	348,485	2,164
	CTS Corp.	214,084	2,152
*	Semtech Corp.	142,776	2,009
*	Net 1 UEPS Technologies, Inc.	81,780	1,987
*	Actel Corp.	109,429	1,844
*	FEI Co.	80,761	1,840
*	Photronics, Inc.	252,853	1,780
*	VeriFone Holdings, Inc.	148,487	1,774

*	Quantum Corp.	1,312,886	1,772
*	S1 Corp.	233,947	1,771
*	Applied Micro Circuits Corp.	205,724	1,761
*	KEMET Corp.	533,513	1,729
*	Websense, Inc.	101,382	1,707
	Agilysys, Inc.	149,223	1,692
*	Silicon Storage Technology, Inc.	599,598	1,661
*	Axcelis Technologies, Inc.	323,599	1,579
*	SiRF Technology Holdings, Inc.	365,228	1,578
	Electro Rent Corp.	123,489	1,549
*	Harris Stratex Networks, Inc. Class A	161,525	1,533
*	Secure Computing Corp.	359,283	1,487
*	Magma Design Automation, Inc.	238,565	1,448
*	DSP Group Inc.	204,782	1,433
*	Rudolph Technologies, Inc.	182,890	1,408
*	ACI Worldwide, Inc.	79,797	1,404
*	Loral Space and Communications Ltd.	77,688	1,369
*^	Nextwave Wireless Inc.	321,994	1,301
*	Exar Corp.	163,079	1,230
*	TNS Inc.	48,406	1,160
*	Ness Technologies Inc.	112,128	1,135
*	Spansion Inc. Class A	486,758	1,095
	infoGROUP, Inc.	217,671	956
*	PDF Solutions, Inc.	150,037	893
*	Newport Corp.	75,144	856
	Gevity HR, Inc.	150,203	808
*	Novatel Wireless, Inc.	71,639	797
*	Lattice Semiconductor Corp.	253,505	793
*	Internap Network Services Corp.	154,013	721
*	Conexant Systems, Inc.	154,939	697
*	Vignette Corp.	56,825	682
*	GSI Group, Inc.	84,601	657
	InfoSpace, Inc.	75,696	631
*	MRV Communications Inc.	497,973	593
	Bel Fuse, Inc. Class B	20,162	498
*	Smart Modular Technologies Inc.	114,967	440
	Openwave Systems Inc.	183,612	274
	Renaissance Learning, Inc.	22,797	256
	Bel Fuse, Inc. Class A	8,375	235
			473,970
Materials (6.7%)
	AptarGroup Inc.	433,862	18,201
	RPM International, Inc.	773,323	15,930
	Schnitzer Steel Industries, Inc. Class A	137,794	15,791
	Cytec Industries, Inc.	287,450	15,683
	Packaging Corp. of America	663,366	14,269
*	Century Aluminum Co.	208,163	13,841
	Olin Corp.	473,467	12,395
	Valspar Corp.	604,962	11,440
	Compass Minerals International, Inc.	133,460	10,752
	Cabot Corp.	413,175	10,044
*	Rockwood Holdings, Inc.	281,520	9,797
	Chemtura Corp.	1,538,353	8,984
	Worthington Industries, Inc.	433,630	8,889
	Sensient Technologies Corp.	286,095	8,056
	H.B. Fuller Co.	357,622	8,025
	Minerals Technologies, Inc.	121,242	7,710
	Temple-Inland Inc.	674,684	7,604
	Rock-Tenn Co.	229,118	6,871
*	Smurfit-Stone Container Corp.	1,621,882	6,601

*	OM Group, Inc.	191,124	6,267
	Louisiana-Pacific Corp.	656,692	5,575
	Silgan Holdings, Inc.	109,247	5,543
	Arch Chemicals, Inc.	157,636	5,226
	Ferro Corp.	275,993	5,178
*	Esmark, Inc.	249,341	4,767
	AMCOL International Corp.	143,325	4,079
*	PolyOne Corp.	561,379	3,913
	Glatfelter	286,021	3,864
	A. Schulman Inc.	159,448	3,672
*^	AbitibiBowater, Inc.	346,478	3,233
*^	Coeur d’Alene Mines Corp.	1,105,780	3,207
*	Headwaters Inc.	266,451	3,136
	A.M. Castle & Co.	105,065	3,006
	Innophos Holdings Inc.	92,876	2,967
	Innospec, Inc.	150,865	2,839
	Royal Gold, Inc.	85,846	2,692
*	Horsehead Holding Corp.	221,058	2,688
	Koppers Holdings, Inc.	56,435	2,363
	Wausau Paper Corp.	302,708	2,334
*	Buckeye Technology, Inc.	249,159	2,108
^	Westlake Chemical Corp.	124,839	1,855
	Spartech Corp.	191,174	1,803
	Neenah Paper Inc.	95,036	1,588
	Schweitzer-Mauduit International, Inc.	93,461	1,575
*	Calgon Carbon Corp.	80,709	1,248
*	Apex Silver Mines Ltd.	220,456	1,082
	American Vanguard Corp.	69,252	852
*	General Moly, Inc.	94,126	741
	Myers Industries, Inc.	88,620	722
^	Georgia Gulf Corp.	216,442	628
	NL Industries, Inc.	64,726	617
	Tronox Inc. Class B	147,252	445
	Tronox Inc.	116,776	369
			303,065
Telecommunication Services (0.7%)
*	Cincinnati Bell Inc.	1,576,667	6,275
*	Syniverse Holdings Inc.	281,591	4,562
^	FairPoint Communications, Inc.	565,638	4,078
	Iowa Telecommunications Services Inc.	199,132	3,507
	Alaska Communications Systems Holdings, Inc.	271,804	3,245
	Consolidated Communications Holdings, Inc.	149,541	2,227
*	Premiere Global Services, Inc.	130,514	1,903
	Atlantic Tele-Network, Inc.	63,092	1,736
	USA Mobility, Inc.	150,521	1,136
*	General Communication, Inc.	144,288	991
	Shenandoah Telecommunications Co.	70,547	919
	SureWest Communications	86,430	729
*^	TerreStar Corp.	173,245	689
^	IDT Corp. Class B	287,578	489
	IDT Corp.	90,984	137
			32,623
Utilities (8.4%)
	Puget Energy, Inc.	823,452	19,755
	UGI Corp. Holding Co.	677,954	19,464
	Southern Union Co.	686,054	18,537
	OGE Energy Corp.	582,929	18,485

	AGL Resources Inc.	485,302	16,782
	Atmos Energy Corp.	571,344	15,752
	ITC Holdings Corp.	307,995	15,742
	Vectren Corp.	484,808	15,131
	Westar Energy, Inc.	665,636	14,318
	Great Plains Energy, Inc.	547,259	13,835
^	Aqua America, Inc.	847,203	13,530
	Hawaiian Electric Industries Inc.	529,883	13,104
	Nicor Inc.	286,637	12,208
^	Piedmont Natural Gas, Inc.	465,392	12,175
	WGL Holdings Inc.	314,210	10,916
*	Aquila, Inc.	2,385,536	8,993
	Portland General Electric Co.	397,280	8,947
	Cleco Corp.	382,360	8,920
	New Jersey Resources Corp.	265,838	8,680
	IDACORP, Inc.	286,069	8,264
	Southwest Gas Corp.	270,791	8,051
	Northwest Natural Gas Co.	167,766	7,761
	Black Hills Corp.	239,910	7,691
	Avista Corp.	336,438	7,220
	South Jersey Industries, Inc.	187,869	7,019
	ALLETE, Inc.	166,572	6,996
	UniSource Energy Corp.	224,410	6,959
	NorthWestern Corp.	247,370	6,288
	PNM Resources Inc.	487,576	5,831
*	El Paso Electric Co.	286,897	5,680
	The Laclede Group, Inc.	131,324	5,301
	MGE Energy, Inc.	139,463	4,549
	UIL Holdings Corp.	151,782	4,464
	California Water Service Group	124,789	4,089
	Empire District Electric Co.	212,686	3,943
	American States Water Co.	109,416	3,823
	CH Energy Group, Inc.	100,048	3,559
	SJW Corp.	87,463	2,309
	EnergySouth, Inc.	46,240	2,268
			377,339
Total Common Stocks (Cost $4,961,993)			4,481,212
Temporary Cash Investments (5.2%)[1]
Money Market Fund (5.2%)
2	Vanguard Market Liquidity Fund, 2.405%	22,942,425	22,942
2	Vanguard Market Liquidity Fund, 2.405%	212,730,782	212,731
			235,673

		Face
		Amount
		($000)

U.S. Agency Obligations (0.0%)
3	Federal Home Loan Mortgage Corp.
4	2.105%, 8/25/08	1,000	997
3	Federal Home Loan Mortgage Corp.
4	2.114%, 7/21/08	1,000	999
			1,996

Total Temporary Cash Investments (Cost $237,669)			237,669
Total Investments (104.7%) (Cost $5,199,662)			4,718,881
Other Assets and Liabilities—Net (–4.7%)			(213,089)
Net Assets (100%)			4,505,792

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.7%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

4 Securities with a value of $1,996,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

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© 2008 Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA482 082008

>  During the six months ended June 30, 2008, returns for Investor Shares of Vanguard’s mid-capitalization funds ranged from –6.2% for the Mid-Cap Growth Index Fund to –9.6% for the Mid-Cap Value Index Fund.

>  All four funds achieved their objectives of closely tracking their respective target indexes. The Mid-Cap Growth Index Fund was the only one of the group to best the average return of its peers.

>  Stocks lost ground across all market-capitalization ranges during the period, but mid-cap stocks outperformed both large- and small-caps.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Extended Market Index Fund	10
Mid-Cap Index Fund	27
Mid-Cap Growth Index Fund	47
Mid-Cap Value Index Fund	60
About Your Fund’s Expenses	73
Trustees Approve Advisory Arrangement	75
Glossary	76

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Extended Market Index Fund
Investor Shares	VEXMX	–7.3%
Admiral™ Shares[1]	VEXAX	–7.3
Signal® Shares[2]	VEMSX	–7.3
Institutional Shares[3]	VIEIX	–7.3
ETF Shares[4]	VXF
Market Price		–7.1
Net Asset Value		–7.3
S&P Completion Index		–7.4
Average Mid-Cap Core Fund[5]		–6.5

Vanguard Mid-Cap Index Fund
Investor Shares	VIMSX	–7.9%
Admiral Shares[1]	VIMAX	–7.8
Signal Shares[2]	VMISX	–7.9
Institutional Shares[3]	VMCIX	–7.8
ETF Shares[4]	VO
Market Price		–7.8
Net Asset Value		–7.9
MSCI® US Mid Cap 450 Index		–7.8
Average Mid-Cap Core Fund[5]		–6.5

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3  This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4  Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5  Derived from data provided by Lipper Inc.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	VMGIX	–6.2%
ETF Shares[1]	VOT
Market Price		–6.2
Net Asset Value		–6.2
MSCI US Mid Cap Growth Index		–6.2
Average Mid-Cap Growth Fund[2]		–8.5

Vanguard Mid-Cap Value Index Fund
Investor Shares	VMVIX	–9.6%
ETF Shares[1]	VOE
Market Price		–9.5
Net Asset Value		–9.6
MSCI US Mid Cap Value Index		–9.5
Average Mid-Cap Value Fund[2]		–9.4

1  Vanguard ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

2  Derived from data provided by Lipper Inc.

2

Your Fund’s Performance at a Glance

December 31, 2007–June 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$39.89	$36.95	$0.011	$0.000
Admiral Shares	39.90	36.99	0.012	0.000
Signal Shares	34.29	31.79	0.010	0.000
Institutional Shares	39.91	37.00	0.012	0.000
ETF Shares	52.62[1]	48.78	0.017[1]	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$20.70	$19.06	$0.004	$0.000
Admiral Shares	93.93	86.54	0.022	0.000
Signal Shares	29.66	27.32	0.007	0.000
Institutional Shares	20.76	19.13	0.005	0.000
ETF Shares	75.90	69.92	0.018	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$25.50	$23.91	$0.002	$0.000
ETF Shares	64.85	60.84	0.005	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$20.95	$18.91	$0.019	$0.000
ETF Shares	53.16	48.02	0.048	0.000

1  Adjusted to reflect a 2-for-1 share split as of close of business on June 13, 2008.

3

Chairman’s Letter

Dear Shareholder,

Many of the negative market trends that emerged in the second half of 2007 gained further momentum in the first half of 2008, deepening pessimism among stock investors. The credit crunch continued, while commodity prices—especially for oil, foodstuffs, and precious metals—soared, fanning concerns that stalling global economic growth might be accompanied by accelerating inflation.

During the period, Vanguard’s four mid-capitalization index funds produced negative returns, but met their primary objective of closely tracking their target indexes. The fund with the broadest reach of holdings, Vanguard Extended Market Index Fund (containing both small- and mid-cap stocks), lost –7.3% for the fiscal half-year. Vanguard Mid-Cap Index Fund, which holds only medium-sized companies, retreated –7.9%. (Both returns are for Investor Shares.)

The growth and value portions of the mid-cap market fared a bit differently in the period. Vanguard Mid-Cap Growth Index Fund had the strongest second quarter among the four funds and posted a half-year return of –6.2% for Investor Shares, compared with –9.6% for the Mid-Cap Value Index Fund.

Please note: On June 13, ETF Shares in Vanguard Extended Market Index fund were split 2-for-1. The split lowered the share price by half and doubled the number of shares outstanding. The split

4

is expected to at least double the shares’ average daily trading volume. It had no effect on net assets or total return.

Stocks worldwide struggled in downbeat economic environment

The broad U.S. stock market faltered during the half-year as investors digested a series of dispiriting economic developments. Prices for oil and other commodities soared to new highs, the housing market further deteriorated, consumer confidence wavered, and unresolved problems in the credit markets haunted the financial sector.

Against that backdrop, the U.S. stock market grew increasingly volatile, falling in the first three months, then rallying in April and

May before falling again (sharply) in June. For the six months ended June 30, the broad U.S. stock market returned –10.9%. Small-capitalization stocks performed better than large-caps, and growth stocks outpaced their value-oriented counterparts.

International stocks traced a similar path, and only a handful of major foreign markets posted positive results for the period.

Bond investors flocked to high-quality issues

Bonds fared better than stocks during the six months but managed only modest returns. Fixed income investors showed a marked preference for the safety of short-term, high-quality issues, most notably U.S. Treasury securities. The

Market Barometer
	Total Returns
	Periods Ended June 30, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–11.2%	–12.4%	8.2%
Russell 2000 Index (Small-caps)	–9.4	–16.2	10.3
Dow Jones Wilshire 5000 Index (Entire market)	–10.9	–12.5	8.8
MSCI All Country World Index ex USA (International)	–9.8	–6.2	19.4

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.1%	7.1%	3.9%
Lehman Municipal Bond Index	0.0	3.2	3.5
Citigroup 3-Month Treasury Bill Index	1.1	3.3	3.1

CPI
Consumer Price Index	4.2%	5.0%	3.6%

1  Annualized.

5

broad taxable bond market returned 1.1%. The tax-exempt bond market experienced unusual turbulence en route to a flat return for the period.

At its June meeting, the Federal Reserve Board voted to leave its target for the federal funds rate unchanged at 2.00%, marking the end of an aggressive rate-cutting campaign that began in September 2007. The central bank’s decision to hold rates steady signaled its growing concern about near-term inflation.

Energy’s gains were not enough to offset losses in most other sectors

The energy sector was the sole standout performer among the four mid-cap funds. Energy prices continued to surge, lifting

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Ratio
Extended Market Index Fund
Investor Shares	0.24%
Admiral Shares	0.09
Signal Shares	0.09
Institutional Shares	0.06
ETF Shares	0.08
Average Mid-Cap Core Fund	1.33

Mid-Cap Index Fund
Investor Shares	0.21%
Admiral Shares	0.10
Signal Shares	0.10
Institutional Shares	0.07
ETF Shares	0.12
Average Mid-Cap Core Fund	1.33

Mid-Cap Growth Index Fund
Investor Shares	0.24%
ETF Shares	0.12
Average Mid-Cap Growth Fund	1.50

Mid-Cap Value Index
Investor Shares	0.24%
ETF Shares	0.12
Average Mid-Cap Value Fund	1.41

1  Fund expense ratios reflect the six months ended June 30, 2008. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

6

the stock prices of production and exploration companies, as well as those of equipment suppliers.

In the materials sector, chemical and mining companies fared well, benefiting from the global boom in commodities prices. Among the four mid-cap funds, materials stocks gained modest amounts or treaded water. Otherwise, returns were negative across the sectors. Although mid-cap companies fared better than large-caps during the period, they could not escape the woes of the financial sector, which proved to be among the worst performers in each of our mid-cap funds.

In all four funds, financials dropped –17% or more as the sector was troubled by continuing credit market woes, including risky loans and sizeable write-offs among commercial banks and other financiers. Insurance companies—particularly property and casualty firms—posted negative returns as well.

In most of the funds, information technology, health care, and consumer discretionary stocks also posted double-digit declines. Businesses and individuals—wary about the uncertain economy and facing budgets strained by higher fuel costs—scaled back or postponed spending in many areas.

Looking beyond short-term trends is helpful when returns turn negative

When the economic outlook is uncertain and markets are unsteady, we always encourage investors to maintain a long-term focus. We believe the key to investment success is to ignore the distractions of the market’s “noise.” Instead, stick with a diversified mix of stock, bond, and money market funds consistent with your long-term goals, time horizon, and risk tolerance. And always pay attention to costs.

Whether markets are rising or falling, the hallmark of a successful index fund is to deliver market-tracking returns. Meeting this challenge requires skilled portfolio management—the kind demonstrated by Vanguard Quantitative Equity Group, the funds’ advisor, which has developed sophisticated risk-control and trading systems. The funds’ low expenses can give them an additional performance edge.

For more than 30 years, indexing has proven its worth in helping investors capture returns from all corners of the U.S. stock market. Vanguard’s four mid-cap index funds, which offer broad diversification at low cost, can play a valuable role within a balanced portfolio consistent with your needs.

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the funds’ board elected

7

him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume later this year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 18, 2008

Vanguard Extended Market ETF
Premium/Discount: June 30, 2003–June 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	568	45.08%	665	52.78%
25–49.9	13	1.03	12	0.95
50–74.9	0	0.00	2	0.16
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	581	46.11%	679	53.89%

1  One basis point equals 1/100 of a percentage point.

8

Vanguard Mid-Cap ETF
Premium/Discount: January 26, 2004[1]–June 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	594	53.18%	513	45.92%
25–49.9	1	0.09	6	0.54
50–74.9	0	0.00	1	0.09
75–100.0	0	0.00	1	0.09
>100.0	1	0.09	0	0.00
Total	596	53.36%	521	46.64%

Vanguard Mid-Cap Growth ETF
Premium/Discount: August 17, 20061—June 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	256	54.35%	212	45.02%
25–49.9	0	0.00	1	0.21
50–74.9	1	0.21	1	0.21
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	257	54.56%	214	45.44%

Vanguard Mid-Cap Value ETF
Premium/Discount: August 17, 20061—June 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	276	58.60%	187	39.71%
25–49.9	3	0.64	2	0.42
50–74.9	0	0.00	1	0.21
75–100.0	0	0.00	0	0.00
>100.0	2	0.42	0	0.00
Total	281	59.66%	190	40.34%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

9

Extended Market Index Fund

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	3,167	3,885	4,746
Median Market Cap	$2.7B	$2.7B	$32.3B
Price/Earnings Ratio	22.0x	22.1x	17.0x
Price/Book Ratio	2.2x	2.2x	2.4x
Yield[3]		1.2%	2.1%
Investor Shares	0.9%
Admiral Shares	1.0%
Signal Shares	1.0%
Institutional Shares	1.1%
ETF Shares	1.0%
Return on Equity	14.8%	14.9%	19.7%
Earnings Growth Rate	20.2%	20.8%	19.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	12%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.24%
Admiral Shares	0.09%
Signal Shares	0.09%
Institutional Shares	0.06%
ETF Shares	0.08%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11.2%	11.3%	8.7%
Consumer Staples	3.0	3.0	9.2
Energy	11.7	11.7	15.6
Financials	16.5	16.3	15.2
Health Care	11.6	11.7	11.7
Industrials	15.7	15.9	11.5
Information Technology	16.0	15.8	16.5
Materials	6.9	6.9	4.4
Telecommunication
Services	1.8	1.8	3.0
Utilities	5.6	5.6	4.2

Volatility Measures[5]
	Fund Versus	Fund Versus
	Spliced Index[6]	Broad Index[2]
R-Squared	1.00	0.89
Beta	1.00	1.13

Ten Largest Holdings[7]	(% of total net assets)

Visa Inc.	data processing and
	outsourced services	1.4%
Genentech, Inc.	biotechnology	1.3
The Mosaic Co.	fertilizers and
	agricultural chemicals	0.8
MasterCard, Inc. Class A	data processing and
	outsourced services	0.6
Ultra Petroleum Corp.	oil and gas
	exploration
	and production	0.6
McDermott	industrial
International, Inc.	conglomerates	0.5
Bunge Ltd.	agricultural products	0.5
Arch Coal, Inc.	coal and
	consumable fuels	0.4
Cleveland-Cliffs Inc.	steel	0.4
Foster Wheeler Ltd.	construction
	and engineering	0.4
Top Ten		6.9%

Investment Focus

1  S&P Completion Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 76–77.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 76–77.

6  Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

7  The holdings listed exclude any temporary cash investments and equity index products.

10

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1997–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	12/21/1987	–11.81%	12.08%	5.84%
Admiral Shares	11/13/2000	–11.67	12.23	5.36[4]
Signal Shares	9/1/2006	–11.67	3.19[4]	—
Institutional Shares	7/7/1997	–11.66	12.27	6.01
ETF Shares	12/27/2001
Market Price		–11.61	12.23	8.63[4]
Net Asset Value		–11.67	12.23	8.63[4]

1  Six months ended June 30, 2008.

2  Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

3  Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 18–22 for dividend and capital gains information.

11

Extended Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2008

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Liberty Global, Inc. Series C	1,054,881	32,026	0.3%
*	DISH Network Corp.	1,025,097	30,015	0.2%
*	Discovery Holding Co. Class A	1,365,326	29,983	0.2%
†	Other—Consumer Discretionary		1,359,907	10.5%
			1,451,931	11.2%
Consumer Staples
	Bunge Ltd.	589,583	63,492	0.5%
†	Other—Consumer Staples		330,374	2.5%
			393,866	3.0%
Energy
*	Ultra Petroleum Corp.	741,250	72,791	0.6%
	Arch Coal, Inc.	699,337	52,471	0.4%
*	Petrohawk Energy Corp.	1,058,089	49,000	0.4%
*	FMC Technologies Inc.	621,356	47,801	0.4%
	Diamond Offshore Drilling, Inc.	330,368	45,967	0.4%
	Pioneer Natural Resources Co.	580,090	45,409	0.3%
*	Denbury Resources, Inc.	1,193,847	43,575	0.3%
*	Newfield Exploration Co.	639,411	41,722	0.3%
*	Pride International, Inc.	814,266	38,507	0.3%
*	Plains Exploration & Production Co.	521,782	38,074	0.3%
	Helmerich & Payne, Inc.	506,399	36,471	0.3%
*	Alpha Natural Resources, Inc.	341,228	35,587	0.3%
*	SandRidge Energy, Inc.	525,209	33,918	0.3%
*	Forest Oil Corp.	430,909	32,103	0.2%
†	Other—Energy		900,133	6.9%
			1,513,529	11.7%
Financials
	Invesco, Ltd.	1,881,366	45,115	0.4%
	Nymex Holdings Inc.	460,008	38,861	0.3%

12

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	New York Community Bancorp, Inc.	1,654,774	29,521	0.2%
	Ventas, Inc. REIT	672,303	28,620	0.2%
†	Other—Financials		1,974,643	15.2%
			2,116,760	16.3%
Health Care
*	Genentech, Inc.	2,242,155	170,180	1.3%
†	Other—Health Care		1,335,245	10.3%
			1,505,425	11.6%
Industrials
*	McDermott International, Inc.	1,098,568	67,990	0.5%
*	Foster Wheeler Ltd.	699,451	51,165	0.4%
*	First Solar, Inc.	177,996	48,561	0.4%
	Joy Global Inc.	525,313	39,834	0.3%
	Flowserve Corp.	279,620	38,224	0.3%
	SPX Corp.	259,287	34,156	0.3%
	KBR Inc.	824,348	28,778	0.2%
†	Other—Industrials		1,725,735	13.3%
			2,034,443	15.7%
Information Technology
*	Visa Inc.	2,207,420	179,485	1.4%
	MasterCard, Inc. Class A	308,957	82,034	0.6%
*	Activision, Inc.	1,439,894	49,057	0.4%
	Amphenol Corp.	851,064	38,196	0.3%
*	Western Digital Corp.	1,074,628	37,107	0.3%
*	NAVTEQ Corp.	480,283	36,982	0.3%
	Harris Corp.	653,937	33,017	0.2%
†	Other—Information Technology		1,614,726	12.5%
			2,070,604	16.0%
Materials
*	The Mosaic Co.	752,923	108,948	0.8%
	Cleveland-Cliffs Inc.	438,988	52,323	0.4%
	CF Industries Holdings, Inc.	235,290	35,952	0.3%
	Steel Dynamics, Inc.	916,824	35,820	0.3%
*	Owens-Illinois, Inc.	809,320	33,741	0.3%
	Celanese Corp. Series A	630,387	28,783	0.2%
†	Other—Materials		596,912	4.6%
			892,479	6.9%
Telecommunication Services
*	NII Holdings Inc.	813,291	38,623	0.3%
*	Crown Castle International Corp.	959,480	37,161	0.3%
†	Other—Telecommunication Services		154,061	1.2%
			229,845	1.8%
Utilities
*	NRG Energy, Inc.	1,144,781	49,111	0.4%
	Equitable Resources, Inc.	629,602	43,480	0.3%
*	Mirant Corp.	1,004,860	39,340	0.3%
*	Reliant Energy, Inc.	1,679,603	35,725	0.3%
	MDU Resources Group, Inc.	887,763	30,947	0.2%
†	Other—Utilities		524,232	4.1%
			722,835	5.6%
Total Common Stocks (Cost $11,670,247)			12,931,717	99.8%[1]

13

Extended Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund, 2.405%	19,632,055	19,632	0.2%
2 Vanguard Market Liquidity Fund, 2.405%—Note E	636,564,536	636,565	4.9%
		656,197	5.1%

†[3]U.S. Agency Obligation		2,990	0.0%
Total Temporary Cash Investments (Cost $659,187)		659,187	5.1%[1]
Total Investments (Cost $12,329,434)		13,590,904	104.9%
Other Assets and Liabilities
Other Assets—Note B		156,116	1.2%
Security Lending Collateral Payable to Brokers—Note E		(636,565)	(4.9%)
Other Liabilities		(156,342)	(1.2%)
		(636,791)	(4.9%)
Net Assets		12,954,113	100.0%

At June 30, 2008, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	12,308,249
Undistributed Net Investment Income	52,719
Accumulated Net Realized Losses	(666,772)
Unrealized Appreciation (Depreciation)
Investment Securities	1,261,470
Futures Contracts	(1,553)
Net Assets	12,954,113

Investor Shares—Net Assets
Applicable to 127,327,910 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,704,534
Net Asset Value Per Share—Investor Shares	$36.95

Admiral Shares—Net Assets
Applicable to 70,534,319 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,608,845
Net Asset Value Per Share—Admiral Shares	$36.99

Signal Shares—Net Assets
Applicable to 61,398,404 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,951,652
Net Asset Value Per Share—Signal Shares	$31.79

14

Extended Market Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 84,089,412 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,111,532
Net Asset Value Per Share—Institutional Shares	$37.00

ETF Shares—Net Assets
Applicable to 11,840,307 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	577,550
Net Asset Value Per Share—ETF Shares	$48.78

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.9%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Securities with a value of $2,990,000 have been segregated as initial margin for open futures contracts.

4  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

15

Extended Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	61,886
Interest[1]	554
Security Lending	13,749
Total Income	76,189
Expenses
The Vanguard Group—Note B
Investment Advisory Services	158
Management and Administrative—Investor Shares	4,897
Management and Administrative—Admiral Shares	779
Management and Administrative—Signal Shares	583
Management and Administrative—Institutional Shares	366
Management and Administrative—ETF Shares	124
Marketing and Distribution—Investor Shares	603
Marketing and Distribution—Admiral Shares	282
Marketing and Distribution—Signal Shares	204
Marketing and Distribution—Institutional Shares	389
Marketing and Distribution—ETF Shares	73
Custodian Fees	336
Shareholders’ Reports—Investor Shares	95
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Signal Shares	26
Shareholders’ Reports—Institutional Shares	17
Shareholders’ Reports—ETF Shares	11
Trustees’ Fees and Expenses	10
Total Expenses	8,957
Net Investment Income	67,232
Realized Net Gain (Loss)
Investment Securities Sold	40,040
Futures Contracts	(1,313)
Realized Net Gain (Loss)	38,727
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,129,377)
Futures Contracts	(1,547)
Change in Unrealized Appreciation (Depreciation)	(1,130,924)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,024,965)

1  Interest income from an affiliated company of the fund was $497,000.

16

Extended Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,232	171,576
Realized Net Gain (Loss)	38,727	766,273
Change in Unrealized Appreciation (Depreciation)	(1,130,924)	(367,954)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,024,965)	569,895
Distributions
Net Investment Income
Investor Shares	(1,423)	(60,098)
Admiral Shares	(841)	(36,683)
Signal Shares	(609)	(26,614)
Institutional Shares	(953)	(41,426)
ETF Shares	(194)	(8,626)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(4,020)	(173,447)
Capital Share Transactions—Note F
Investor Shares	(160,391)	(1,167,446)
Admiral Shares	4,854	(476,305)
Signal Shares	27,878	1,757,708
Institutional Shares	171,271	483,777
ETF Shares	61,457	136,419
Net Increase (Decrease) from Capital Share Transactions	105,069	734,153
Total Increase (Decrease)	(923,916)	1,130,601
Net Assets
Beginning of Period	13,878,029	12,747,428
End of Period[1]	12,954,113	13,878,029

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $52,719,000 and ($10,493,000).

17

Extended Market Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$39.89	$38.68	$34.26	$31.36	$26.66	$18.74
Investment Operations
Net Investment Income	.172	.453	.447	.35	.284	.207
Net Realized and Unrealized Gain (Loss)
on Investments	(3.101)	1.214	4.440	2.88	4.701	7.926
Total from Investment Operations	(2.929)	1.667	4.887	3.23	4.985	8.133
Distributions
Dividends from Net Investment Income	(.011)	(.457)	(.467)	(.33)	(.285)	(.213)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.011)	(.457)	(.467)	(.33)	(.285)	(.213)
Net Asset Value, End of Period	$36.95	$39.89	$38.68	$34.26	$31.36	$26.66

Total Return[1]	–7.34%	4.33%	14.27%	10.29%	18.71%	43.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,705	$5,254	$6,172	$5,441	$5,484	$4,259
Ratio of Total Expenses to
Average Net Assets	0.24%*	0.24%	0.25%	0.25%	0.25%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.08%*	1.13%	1.22%	1.12%	1.05%	1.01%
Portfolio Turnover Rate[2]	12%*	14%	16%	27%[3]	17%	8%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

18

Extended Market Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$39.90	$38.70	$34.28	$31.36	$26.66	$18.74
Investment Operations
Net Investment Income	.201	.510	.503	.409	.315	.221
Net Realized and Unrealized Gain (Loss)
on Investments	(3.099)	1.214	4.440	2.880	4.701	7.926
Total from Investment Operations	(2.898)	1.724	4.943	3.289	5.016	8.147
Distributions
Dividends from Net Investment Income	(.012)	(.524)	(.523)	(.369)	(.316)	(.227)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.012)	(.524)	(.523)	(.369)	(.316)	(.227)
Net Asset Value, End of Period	$36.99	$39.90	$38.70	$34.28	$31.36	$26.66

Total Return	–7.26%	4.48%	14.43%	10.47%	18.82%	43.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,609	$2,811	$3,137	$2,379	$1,353	$1,075
Ratio of Total Expenses to
Average Net Assets	0.09%*	0.09%	0.10%	0.10%	0.15%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.23%*	1.28%	1.37%	1.27%	1.15%	1.07%
Portfolio Turnover Rate[1]	12%*	14%	16%	27%[2]	17%	8%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

19

Extended Market Index Fund

Signal Shares
	Six Months	Year	Sept. 1,
	Ended	Ended	2006[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$34.29	$33.26	$30.79
Investment Operations
Net Investment Income	.17	.443	.173
Net Realized and Unrealized Gain (Loss) on Investments	(2.66)	1.035	2.698
Total from Investment Operations	(2.49)	1.478	2.871
Distributions
Dividends from Net Investment Income	(.01)	(.448)	(.401)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.01)	(.448)	(.401)
Net Asset Value, End of Period	$31.79	$34.29	$33.26

Total Return	–7.26%	4.46%	9.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,952	$2,079	$408
Ratio of Total Expenses to Average Net Assets	0.09%*	0.09%	0.10%*
Ratio of Net Investment Income to Average Net Assets	1.23%*	1.28%	1.37%*
Portfolio Turnover Rate[2]	12%*	14%	16%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

20

Extended Market Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$39.91	$38.71	$34.29	$31.38	$26.67	$18.74
Investment Operations
Net Investment Income	.207	.523	.513	.419	.343	.247
Net Realized and Unrealized Gain (Loss)
on Investments	(3.105)	1.214	4.440	2.880	4.701	7.926
Total from Investment Operations	(2.898)	1.737	4.953	3.299	5.044	8.173
Distributions
Dividends from Net Investment Income	(.012)	(.537)	(.533)	(.389)	(.334)	(.243)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.012)	(.537)	(.533)	(.389)	(.334)	(.243)
Net Asset Value, End of Period	$37.00	$39.91	$38.71	$34.29	$31.38	$26.67

Total Return	–7.26%	4.51%	14.46%	10.50%	18.92%	43.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,112	$3,175	$2,621	$2,361	$2,136	$1,524
Ratio of Total Expenses to
Average Net Assets	0.06%*	0.06%	0.07%	0.07%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.26%*	1.31%	1.40%	1.30%	1.22%	1.17%
Portfolio Turnover Rate[1]	12%*	14%	16%	27%[2]	17%	8%

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

21

Extended Market Index Fund

ETF Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period[1]	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$52.62	$51.03	$45.20	$41.37	$35.19	$24.73
Investment Operations
Net Investment Income	.268	.695	.669	.532	.398	.304
Net Realized and Unrealized Gain (Loss)
on Investments	(4.091)	1.592	5.858	3.806	6.189	10.462
Total from Investment Operations	(3.823)	2.287	6.527	4.338	6.587	10.766
Distributions
Dividends from Net Investment Income	(.017)	(.697)	(.697)	(.508)	(.407)	(.306)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.017)	(.697)	(.697)	(.508)	(.407)	(.306)
Net Asset Value, End of Period	$48.78	$52.62	$51.03	$45.20	$41.37	$35.19

Total Return	–7.26%	4.49%	14.46%	10.48%	18.75%	43.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$578	$559	$409	$368	$231	$107
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.08%	0.08%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.24%*	1.29%	1.39%	1.29%	1.12%	1.07%
Portfolio Turnover Rate[2]	12%*	14%	16%	27%[3]	17%	8%

1  Adjusted to reflect a 2-for-1 share split as of close of business on June 13, 2008. See Note F in Notes to Financial Statements.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

23

Extended Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $1,141,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2008, the fund realized $372,335,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $329,299,000 to offset future net capital gains of $100,407,000 through December 31, 2011, $60,375,000 through December 31, 2014, and $168,517,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $12,329,434,000. Net unrealized appreciation of investment securities for tax purposes was $1,261,470,000, consisting of unrealized gains of $3,515,580,000 on securities that had risen in value since their purchase and $2,254,110,000 in unrealized losses on securities that had fallen in value since their purchase.

24

Extended Market Index Fund

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Russell 2000 Index	37	12,796	(849)
S&P MidCap 400 Index	26	10,676	(704)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2008, the fund purchased $1,607,376,000 of investment securities and sold $1,406,991,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $567,002,000, for which the fund received cash collateral of $636,565,000.

F. During the six months ended June 30, 2008, the fund’s ETF Shares underwent a 2-for-1 split. Each shareholder of record on June 13, 2008, received one additional share for every ETF Share held on that date. The additional shares were distributed to shareholders on June 17, 2008. The split had no effect on net assets or total return.

Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	393,013	10,465	1,131,083	27,672
Issued in Lieu of Cash Distributions	1,377	39	58,396	1,486
Redeemed	(554,781)	(14,897)	(2,356,925)	(57,003)
Net Increase (Decrease)—Investor Shares	(160,391)	(4,393)	(1,167,446)	(27,845)
Admiral Shares
Issued	169,356	4,497	766,744	18,662
Issued in Lieu of Cash Distributions	740	21	32,343	823
Redeemed	(165,242)	(4,435)	(1,275,392)	(30,100)
Net Increase (Decrease)—Admiral Shares	4,854	83	(476,305)	(10,615)
Signal Shares
Issued	256,315	7,897	1,965,106	54,169
Issued in Lieu of Cash Distributions	585	19	25,403	752
Redeemed	(229,022)	(7,142)	(232,801)	(6,576)
Net Increase (Decrease)—Signal Shares	27,878	774	1,757,708	48,345

25

Extended Market Index Fund

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	538,170	14,390	1,021,388	24,831
Issued in Lieu of Cash Distributions	885	25	38,081	969
Redeemed	(367,784)	(9,871)	(575,692)	(13,953)
Net Increase (Decrease)—Institutional Shares	171,271	4,544	483,777	11,847
ETF Shares[1]
Issued	729,098	14,622	2,295,098	42,206
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(667,641)	(13,400)	(2,158,679)	(39,600)
Net Increase (Decrease)—ETF Shares	61,457	1,222	136,419	2,606

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	13,587,914	(1,553)
Level 2—Other significant observable inputs	2,990	—
Level 3—Significant unobservable inputs	—	—
Total	13,590,904	(1,553)

1  Shares adjusted to reflect a 2-for-1 split as of close of business on June 13, 2008.

26

Mid-Cap Index Fund

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	451	449	4,746
Median Market Cap	$6.2B	$6.2B	$32.3B
Price/Earnings Ratio	18.8x	18.8x	17.0x
Price/Book Ratio	2.4x	2.4x	2.4x
Yield[3]		1.5%	2.1%
Investor Shares	1.4%
Admiral Shares	1.5%
Signal Shares	1.5%
Institutional Shares	1.6%
ETF Shares	1.5%
Return on Equity	17.8%	17.8%	19.7%
Earnings Growth Rate	21.9%	21.8%	19.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	25%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.21%
Admiral Shares	0.10%
Signal Shares	0.10%
Institutional Shares	0.07%
ETF Shares	0.12%
Short-Term Reserves	–0.1%[5]	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12.0%	12.0%	8.7%
Consumer Staples	4.6	4.6	9.2
Energy	15.9	15.8	15.6
Financials	14.4	14.5	15.2
Health Care	8.8	8.8	11.7
Industrials	15.2	15.2	11.5
Information Technology	13.1	13.1	16.5
Materials	6.4	6.4	4.4
Telecommunication
Services	2.5	2.5	3.0
Utilities	7.1	7.1	4.2

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.91
Beta	1.00	1.10

Ten Largest Holdings[7]	(% of total net assets)

CONSOL Energy, Inc.	coal and
	consumable fuels	0.9%
Murphy Oil Corp.	integrated oil
	and gas	0.8
Noble Corp.	oil and gas drilling	0.8
Noble Energy, Inc.	oil and gas
	exploration
	and production	0.8
Smith International, Inc.	oil and gas
	equipment
	and services	0.8
Fluor Corp.	construction
	and engineering	0.8
Southwestern Energy Co.	oil and gas
	exploration
	and production	0.7
El Paso Corp.	oil and gas
	storage and
	transportation	0.7
Ultra Petroleum Corp.	oil and gas
	exploration
	and production	0.7
McDermott	industrial
International, Inc.	conglomerates	0.6
Top Ten		7.6%

Investment Focus

1  MSCI US Mid Cap 450 Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 76–77.

4  Annualized.

5  The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 76–77.

7  The holdings listed exclude any temporary cash investments and equity index products.

27

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 21, 1998–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	5/21/1998	–11.91%	12.92%	10.03%
Admiral Shares	11/12/2001	–11.81	13.02	10.11[4]
Signal Shares	3/30/2007	–11.81	–5.21[4]	—
Institutional Shares	5/21/1998	–11.78	13.08	10.20
ETF Shares	1/26/2004
Market Price		–11.79	8.92[4]	—
Net Asset Value		–11.84	8.93[4]	—

1  Six months ended June 30, 2008.

2  S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

3  Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 38–42 for dividend and capital gains information.

28

Mid-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (12.0%)
	H & R Block, Inc.	2,899,829	62,056
	Genuine Parts Co.	1,498,014	59,441
*	Apollo Group, Inc. Class A	1,266,662	56,062
	VF Corp.	782,581	55,704
	Mattel, Inc.	3,223,858	55,192
*	GameStop Corp. Class A	1,364,281	55,117
*	Discovery Holding Co.
	Class A	2,401,491	52,737
	Tiffany & Co.	1,210,209	49,316
	Abercrombie & Fitch Co.	768,671	48,180
	Limited Brands, Inc.	2,835,522	47,779
*	AutoZone Inc.	394,798	47,775
	Tim Hortons, Inc.	1,658,219	47,574
*	Cablevision Systems
	NY Group Class A	2,059,974	46,555
	BorgWarner, Inc.	1,038,442	46,086
	Wynn Resorts Ltd.	554,312	45,093
	Nordstrom, Inc.	1,478,832	44,809
	Ross Stores, Inc.	1,208,675	42,932
	Sherwin-Williams Co.	931,338	42,776
	Newell Rubbermaid, Inc.	2,491,824	41,838
	Whirlpool Corp.	676,559	41,764
	Hasbro, Inc.	1,145,006	40,900
	Darden Restaurants Inc.	1,214,463	38,790
*^	Priceline.com, Inc.	324,916	37,515
	Eastman Kodak Co.	2,570,773	37,096
*	The Goodyear Tire &
	Rubber Co.	2,035,678	36,296
*	Interpublic Group of
	Cos., Inc.	4,205,453	36,167
	Virgin Media Inc.	2,482,748	33,790
*^	Mohawk Industries, Inc.	518,332	33,225
	E.W. Scripps Co. Class A	788,985	32,774
	Polo Ralph Lauren Corp.	521,775	32,757
	Advance Auto Parts, Inc.	843,249	32,743
*	IAC/InterActiveCorp	1,687,920	32,543
*	Urban Outfitters, Inc.	1,036,849	32,339
	Washington Post Co.
	Class B	54,974	32,264
*	Expedia, Inc.	1,739,691	31,976

	Black & Decker Corp.	543,605	31,263
	Autoliv, Inc.	656,365	30,600
*	ITT Educational Services, Inc.	354,198	29,267
	Wyndham Worldwide Corp.	1,587,341	28,429
	The Stanley Works	628,517	28,176
	Royal Caribbean
	Cruises, Ltd.	1,236,729	27,789
*^	CarMax, Inc.	1,948,239	27,646
	D. R. Horton, Inc.	2,530,454	27,455
*	Dollar Tree, Inc.	820,383	26,818
*	Office Depot, Inc.	2,435,349	26,643
	WABCO Holdings Inc.	539,926	25,085
	Leggett & Platt, Inc.	1,495,294	25,076
*^	Lamar Advertising Co.
	Class A	664,259	23,933
	Family Dollar Stores, Inc.	1,191,076	23,750
	American Eagle
	Outfitters, Inc.	1,715,933	23,388
	PetSmart, Inc.	1,147,833	22,899
*^	Sirius Satellite Radio, Inc.	11,796,323	22,649
	Burger King Holdings Inc.	841,877	22,554
*	Toll Brothers, Inc.	1,201,758	22,509
*	O’Reilly Automotive, Inc.	975,688	21,807
	Harman International
	Industries, Inc.	512,455	21,211
	Wendy’s International, Inc.	778,781	21,198
*	Penn National Gaming, Inc.	658,891	21,183
*	XM Satellite Radio
	Holdings, Inc.	2,680,766	21,017
	Guess ?, Inc.	503,988	18,874
	Pulte Homes, Inc.	1,950,547	18,784
	^New York Times Co.
	Class A	1,210,104	18,624
*	NVR, Inc.	35,159	17,582
	Foot Locker, Inc.	1,378,953	17,168
	Brinker International, Inc.	901,614	17,041
	^Williams-Sonoma, Inc.	803,376	15,939

29

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Centex Corp.	1,092,771	14,610
	RadioShack Corp.	1,112,000	13,644
	Lennar Corp. Class A	1,093,747	13,497
	Liz Claiborne, Inc.	888,310	12,570
*	AutoNation, Inc.	1,205,581	12,080
	KB Home	679,564	11,505
	Weight Watchers
	International, Inc.	319,207	11,367
*	CTC Media, Inc.	406,920	10,035
*	Clear Channel Outdoor
	Holdings, Inc. Class A	361,871	6,452
	^Boyd Gaming Corp.	508,955	6,393
	Lennar Corp. Class B	63,528	705
			2,349,176
Consumer Staples (4.6%)
	Bunge Ltd.	1,078,087	116,099
	UST, Inc.	1,333,555	72,825
	The Clorox Co.	1,238,888	64,670
	Molson Coors Brewing Co.
	Class B	1,092,949	59,380
	SuperValu Inc.	1,887,180	58,295
*	Dr. Pepper Snapple
	Group, Inc.	2,257,211	47,356
	Coca-Cola Enterprises, Inc.	2,608,820	45,133
	The Estee Lauder Cos. Inc.
	Class A	917,134	42,601
	Brown-Forman Corp.
	Class B	506,696	38,291
	McCormick & Co., Inc.	1,027,112	36,627
	Tyson Foods, Inc.	2,420,057	36,156
	The Pepsi Bottling
	Group, Inc.	1,283,274	35,829
*	Energizer Holdings, Inc.	487,059	35,599
*	Constellation Brands, Inc.
	Class A	1,711,442	33,989
	Church & Dwight, Inc.	592,134	33,367
	Whole Foods Market, Inc.	1,244,699	29,487
*	Dean Foods Co.	1,350,305	26,493
	Hormel Foods Corp.	664,994	23,015
*	Smithfield Foods, Inc.	1,077,047	21,412
*^	Hansen Natural Corp.	657,655	18,954
	PepsiAmericas, Inc.	573,981	11,353
*^	Bare Escentuals, Inc.	488,784	9,155
			896,086
Energy (15.8%)
	CONSOL Energy, Inc.	1,628,200	182,961
	Murphy Oil Corp.	1,604,054	157,278
	Noble Corp.	2,392,966	155,447
	Noble Energy, Inc.	1,533,031	154,162
	Smith International, Inc.	1,787,181	148,586
*	Southwestern Energy Co.	3,041,136	144,789
	El Paso Corp.	6,250,048	135,876
*	Ultra Petroleum Corp.	1,360,054	133,557
*	Nabors Industries, Inc.	2,525,644	124,337
*	Cameron International Corp.	1,951,168	107,997
	ENSCO International, Inc.	1,284,089	103,677

	Arch Coal, Inc.	1,276,599	95,783
*	Petrohawk Energy Corp.	1,944,977	90,072
*	FMC Technologies Inc.	1,160,588	89,284
	Range Resources Corp.	1,337,382	87,652
	BJ Services Co.	2,613,484	83,475
	Pioneer Natural
	Resources Co.	1,065,202	83,384
*	Denbury Resources, Inc.	2,179,321	79,545
*	Newfield Exploration Co.	1,167,921	76,207
*	Plains Exploration &
	Production Co.	1,006,065	73,413
*	Pride International, Inc.	1,489,139	70,421
	Helmerich & Payne, Inc.	924,908	66,612
	Massey Energy Co.	710,478	66,607
	Cabot Oil & Gas Corp.	872,288	59,080
*	Forest Oil Corp.	746,611	55,623
	Cimarex Energy Co.	735,971	51,275
	Patterson-UTI Energy, Inc.	1,374,178	49,525
	Rowan Cos., Inc.	992,860	46,416
	Sunoco, Inc.	1,049,282	42,695
*	SandRidge Energy, Inc.	632,837	40,869
*	Exterran Holdings, Inc.	557,123	39,829
*	Quicksilver Resources, Inc.	919,120	35,515
*	Kinder Morgan
	Management, LLC	592,001	31,879
*	Continental Resources, Inc.	449,833	31,182
	Tesoro Corp.	1,222,168	24,162
*	IHS Inc. Class A	326,225	22,705
	Frontier Oil Corp.	922,392	22,054
*	CNX Gas Corp.	269,382	11,325
			3,075,256
Financials (14.4%)
	Leucadia National Corp.	1,588,080	74,545
	Annaly Mortgage
	Management Inc. REIT	4,716,934	73,160
	Kimco Realty Corp. REIT	2,030,351	70,088
	Hudson City Bancorp, Inc.	4,162,227	69,426
	HCP, Inc. REIT	2,091,203	66,521
	Nymex Holdings Inc.	787,150	66,498
	Plum Creek Timber
	Co. Inc. REIT	1,536,998	65,645
	Unum Group	3,095,303	63,299
	Avalonbay
	Communities, Inc. REIT	689,875	61,509
	Host Hotels &
	Resorts Inc. REIT	4,437,238	60,568
	Assurant, Inc.	893,392	58,928
*	IntercontinentalExchange Inc.	500,615	57,070
	Safeco Corp.	800,640	53,771
	Ventas, Inc. REIT	1,233,958	52,530
	Torchmark Corp.	822,395	48,234
	People’s United
	Financial Inc.	3,074,443	47,961

30

Mid-Cap Index Fund

		Market
		Value•
	Shares	($000)
New York Community
Bancorp, Inc.	2,600,004	46,384
Everest Re Group, Ltd.	561,170	44,731
AMB Property Corp. REIT	883,550	44,513
SL Green Realty Corp. REIT	525,338	43,456
The Macerich Co. REIT	645,359	40,096
Willis Group Holdings Ltd.	1,278,089	40,094
^American Capital
Strategies, Ltd.	1,674,850	39,811
Eaton Vance Corp.	980,184	38,972
Janus Capital Group Inc.	1,464,373	38,762
* TD Ameritrade
Holding Corp.	2,121,978	38,387
Axis Capital Holdings Ltd.	1,282,619	38,235
Developers Diversified
Realty Corp. REIT	1,066,385	37,014
Regency Centers
Corp. REIT	620,868	36,706
Federal Realty Investment
Trust REIT	524,268	36,175
Cincinnati Financial Corp.	1,407,002	35,738
Sovereign Bancorp, Inc.	4,844,151	35,653
W.R. Berkley Corp.	1,447,916	34,982
Comerica, Inc.	1,342,857	34,417
PartnerRe Ltd.	496,004	34,289
Health Care Inc. REIT	765,112	34,048
Marshall & Ilsley Corp.	2,148,365	32,934
* Nasdaq Stock Market Inc.	1,235,860	32,812
XL Capital Ltd. Class A	1,587,155	32,632
* CB Richard Ellis Group, Inc.	1,622,411	31,150
White Mountains Insurance
Group Inc.	72,502	31,103
* Markel Corp.	84,396	30,973
Duke Realty Corp. REIT	1,304,547	29,287
Apartment Investment &
Management Co.
Class A REIT	852,735	29,044
^Zions Bancorp	908,140	28,597
SEI Investments Co.	1,214,243	28,559
Federated Investors, Inc.	816,841	28,116
^The St. Joe Co.	818,524	28,092
Liberty Property Trust REIT	816,977	27,083
* Arch Capital Group Ltd.	407,844	27,048
UDR, Inc. REIT	1,197,063	26,790
^National City Corp.	5,375,438	25,641
RenaissanceRe
Holdings Ltd.	556,744	24,870
Old Republic
International Corp.	1,953,427	23,129
Fidelity National
Financial, Inc. Class A	1,825,875	23,006
Raymond James
Financial, Inc.	865,752	22,847
Protective Life Corp.	594,603	22,625

^	Allied Capital Corp.	1,592,301	22,117
	^Synovus Financial Corp.	2,498,469	21,812
	HCC Insurance
	Holdings, Inc.	1,023,791	21,643
	Commerce Bancshares, Inc.	544,862	21,609
	Associated Banc-Corp.	1,077,785	20,791
	Camden Property Trust REIT	469,506	20,780
	Hospitality Properties
	Trust REIT	836,660	20,465
	Weingarten Realty
	Investors REIT	671,905	20,372
	Nationwide Financial
	Services, Inc.	421,122	20,218
	Brown & Brown, Inc.	1,065,477	18,529
	^CapitalSource Inc. REIT	1,662,228	18,418
	First American Corp.	694,187	18,327
	Forest City Enterprise
	Class A	557,697	17,969
	Huntington Bancshares Inc.	3,100,322	17,889
	American Financial
	Group, Inc.	658,104	17,604
	UnionBanCal Corp.	429,867	17,375
	CIT Group Inc.	2,517,533	17,144
	iStar Financial Inc. REIT	1,195,489	15,792
	^Popular, Inc.	2,374,776	15,650
	City National Corp.	365,012	15,356
	Transatlantic Holdings, Inc.	236,201	13,338
	First Horizon National Corp.	1,667,734	12,391
	TCF Financial Corp.	1,015,248	12,213
	Reinsurance Group of
	America, Inc.	276,837	12,048
	TFS Financial Corp.	1,038,661	12,038
	BOK Financial Corp.	210,211	11,236
	Countrywide Financial Corp.	1,886,111	8,016
	^MBIA, Inc.	1,697,450	7,452
	Student Loan Corp.	35,699	3,501
			2,820,647
Health Care (8.8%)
*	Intuitive Surgical, Inc.	343,231	92,466
	C.R. Bard, Inc.	895,180	78,731
	Quest Diagnostics, Inc.	1,472,355	71,365
*	Laboratory Corp. of
	America Holdings	985,912	68,649
*	Humana Inc.	1,518,290	60,382
*	Varian Medical
	Systems, Inc.	1,121,314	58,140
	AmerisourceBergen Corp.	1,450,721	58,014
*	Waters Corp.	895,984	57,791
*	Hospira, Inc.	1,405,710	56,383
*	DaVita, Inc.	955,815	50,782
	Applera Corp.-Applied
	Biosystems Group	1,493,311	49,996
*	Hologic, Inc.	2,279,775	49,699
*	Covance, Inc.	569,616	48,998
	DENTSPLY International Inc.	1,279,362	47,081
*	Illumina, Inc.	497,124	43,305

31

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Coventry Health Care Inc.	1,381,789	42,034
*	Vertex Pharmaceuticals, Inc.	1,238,994	41,469
*	Henry Schein, Inc.	799,667	41,239
*	Barr Pharmaceuticals Inc.	913,298	41,172
	Pharmaceutical Product
	Development, Inc.	958,237	41,108
*	Cephalon, Inc.	603,726	40,262
*	Charles River
	Laboratories, Inc.	608,314	38,883
	IMS Health, Inc.	1,635,737	38,113
	Beckman Coulter, Inc.	559,708	37,797
*	Millipore Corp.	486,950	33,044
*	Patterson Cos.	1,122,754	32,998
	^Mylan Inc.	2,715,173	32,772
*	Invitrogen Corp.	834,278	32,754
*^	Amylin
	Pharmaceuticals, Inc.	1,207,102	30,648
*	Endo Pharmaceuticals
	Holdings, Inc.	1,196,783	28,950
	Omnicare, Inc.	1,086,450	28,487
*	Community Health
	Systems, Inc.	853,240	28,140
*^	Cerner Corp.	609,982	27,559
*	Health Net Inc.	984,145	23,679
*	King Pharmaceuticals, Inc.	2,178,079	22,805
	Perrigo Co.	705,870	22,426
*	ImClone Systems, Inc.	537,980	21,767
*	Sepracor Inc.	995,300	19,826
*	Kinetic Concepts, Inc.	483,162	19,283
*	Lincare Holdings, Inc.	652,181	18,522
*	Warner Chilcott Ltd.	894,853	15,168
*	WellCare Health Plans Inc.	372,412	13,463
	Brookdale Senior Living Inc.	317,344	6,461
			1,712,611
Industrials (15.2%)
Fluor Corp.		789,362	146,885
*	McDermott
International, Inc.		2,013,991	124,646
Cummins Inc.		1,713,762	112,286
Parker Hannifin Corp.		1,503,341	107,218
L-3 Communications
Holdings, Inc.		1,092,005	99,231
ITT Industries, Inc.		1,538,877	97,457
*	Foster Wheeler Ltd.	1,285,789	94,055
*	Jacobs Engineering
Group Inc.		1,082,614	87,367
C.H. Robinson
Worldwide Inc.		1,513,955	83,025
Dover Corp.		1,712,301	82,824
Expeditors International of
Washington, Inc.		1,900,299	81,713
Joy Global Inc.		965,057	73,180
Flowserve Corp.		511,510	69,923
Rockwell Collins, Inc.		1,448,868	69,488
Pitney Bowes, Inc.		1,934,969	65,982
Cooper Industries, Inc.

	Class A	1,572,524	62,115
	SPX Corp.	467,533	61,588
	R.R. Donnelley & Sons Co.	1,916,885	56,912
	Rockwell Automation, Inc.	1,257,430	54,987
	Goodrich Corp.	1,115,943	52,963
	KBR Inc.	1,514,344	52,866
	Roper Industries Inc.	791,109	52,118
*	Quanta Services, Inc.	1,518,197	50,510
	W.W. Grainger, Inc.	598,809	48,983
	Fastenal Co.	1,130,884	48,809
	Bucyrus International, Inc.	667,598	48,748
	Republic Services, Inc.
	Class A	1,637,437	48,632
*	Terex Corp.	906,464	46,565
*	Shaw Group, Inc.	743,735	45,955
	Ametek, Inc.	955,926	45,139
	The Dun & Bradstreet Corp.	505,326	44,287
	Pall Corp.	1,093,817	43,403
*	AGCO Corp.	817,148	42,827
	Manpower Inc.	711,001	41,409
	Harsco Corp.	751,402	40,884
*	Stericycle, Inc.	779,902	40,321
	Equifax, Inc.	1,156,711	38,889
	The Manitowoc Co., Inc.	1,158,319	37,680
*	Allied Waste Industries, Inc.	2,980,499	37,614
	Avery Dennison Corp.	855,032	37,562
	Ryder System, Inc.	518,008	35,680
	Cintas Corp.	1,233,954	32,712
	Robert Half
	International, Inc.	1,346,243	32,269
	Pentair, Inc.	841,551	29,471
*	Covanta Holding Corp.	1,098,647	29,323
*	ChoicePoint Inc.	605,487	29,184
*	Copart, Inc.	675,408	28,921
	J.B. Hunt Transport
	Services, Inc.	722,447	24,043
*^	SunPower Corp. Class A	332,937	23,965
*	Monster Worldwide Inc.	1,022,320	21,070
*^	USG Corp.	661,922	19,573
*	Spirit Aerosystems
	Holdings Inc.	915,245	17,554
*	Owens Corning Inc.	703,909	16,014
*	Delta Air Lines Inc.	2,609,244	14,873
	Oshkosh Truck Corp.	662,470	13,707
*	Hertz Global Holdings Inc.	1,293,336	12,416
*^	AMR Corp.	2,227,132	11,403
	UAL Corp.	1,037,499	5,416
			2,974,640
Information Technology (13.1%)
*	Activision, Inc.	2,622,196	89,338
*	Cognizant Technology
	Solutions Corp.	2,590,483	84,217
*	Marvell Technology
	Group Ltd.	4,495,618	79,393

32

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	VeriSign, Inc.	1,988,166	75,153
	Amphenol Corp.	1,579,687	70,896
*	Flextronics
	International Ltd.	7,444,339	69,977
*	Autodesk, Inc.	2,060,016	69,649
*	Western Digital Corp.	1,980,608	68,390
*	NAVTEQ Corp.	878,843	67,671
*	Fiserv, Inc.	1,466,914	66,554
*	Computer Sciences Corp.	1,415,904	66,321
	KLA-Tencor Corp.	1,606,357	65,395
	Xilinx, Inc.	2,554,390	64,498
	Linear Technology Corp.	1,971,303	64,205
	Fidelity National Information
	Services, Inc.	1,730,509	63,873
*	BMC Software, Inc.	1,714,160	61,710
*	salesforce.com, inc.	903,523	61,647
	Harris Corp.	1,217,854	61,489
	Altera Corp.	2,741,667	56,753
*	Akamai Technologies, Inc.	1,482,440	51,574
	Microchip Technology, Inc.	1,684,432	51,443
*	McAfee Inc.	1,447,980	49,275
*	Citrix Systems, Inc.	1,653,111	48,618
*	FLIR Systems, Inc.	1,163,289	47,195
	National
	Semiconductor Corp.	2,273,978	46,708
*	Iron Mountain, Inc.	1,698,744	45,102
*	Affiliated Computer
	Services, Inc. Class A	797,406	42,653
*	Micron Technology, Inc.	6,783,315	40,700
*	LAM Research Corp.	1,112,998	40,235
*	Alliance Data Systems Corp.	706,016	39,925
*	NCR Corp.	1,582,762	39,886
*	LSI Corp.	6,297,944	38,669
*	Trimble Navigation Ltd.	1,080,953	38,590
*	SanDisk Corp.	2,000,760	37,414
*	Teradata Corp.	1,614,838	37,367
*	Avnet, Inc.	1,341,487	36,596
*	Red Hat, Inc.	1,734,478	35,886
*	Cypress
	Semiconductor Corp.	1,420,277	35,152
*	Arrow Electronics, Inc.	1,097,128	33,704
	Total System Services, Inc.	1,501,244	33,358
*	Hewitt Associates, Inc.	827,045	31,701
*^	Advanced Micro
	Devices, Inc.	5,402,486	31,497
*	Synopsys, Inc.	1,281,704	30,646
*	Lexmark International, Inc.	847,192	28,322
	Intersil Corp.	1,130,501	27,494
	Jabil Circuit, Inc.	1,577,905	25,893
*	Cadence Design
	Systems, Inc.	2,482,051	25,069
*	Ingram Micro, Inc. Class A	1,402,862	24,901
*^	DST Systems, Inc.	429,069	23,620
*	Nuance
	Communications, Inc.	1,491,977	23,379
*	JDS Uniphase Corp.	1,912,148	21,722

*	Novellus Systems, Inc.	908,564	19,253
	Molex, Inc.	762,199	18,605
*	Dolby Laboratories Inc.	447,218	18,023
*	Tellabs, Inc.	3,509,363	16,319
	Molex, Inc. Class A	500,688	11,471
			2,555,094
Materials (6.4%)
	Cleveland-Cliffs Inc.	806,027	96,070
	CF Industries Holdings, Inc.	476,795	72,854
	AK Steel Holding Corp.	998,427	68,891
	Sigma-Aldrich Corp.	1,154,455	62,179
	Celanese Corp. Series A	1,349,126	61,601
*	Owens-Illinois, Inc.	1,398,610	58,308
	^Vulcan Materials Co.	964,107	57,634
	Steel Dynamics, Inc.	1,429,952	55,868
	FMC Corp.	636,836	49,317
	Eastman Chemical Co.	712,012	49,029
	Allegheny Technologies Inc.	810,584	48,051
	Reliance Steel &
	Aluminum Co.	601,514	46,371
	Terra Industries, Inc.	809,861	39,967
	Ball Corp.	826,817	39,472
	Commercial Metals Co.	1,040,171	39,214
	Airgas, Inc.	662,352	38,675
	^Martin Marietta
	Materials, Inc.	368,116	38,133
*	Crown Holdings, Inc.	1,430,048	37,167
	MeadWestvaco Corp.	1,551,103	36,978
	Lubrizol Corp.	610,385	28,279
	Sonoco Products Co.	887,091	27,455
	Sealed Air Corp.	1,440,921	27,392
	Albemarle Corp.	683,978	27,298
	International Flavors &
	Fragrances, Inc.	650,643	25,414
*	Domtar Corp.	4,606,404	25,105
*	Pactiv Corp.	1,164,199	24,716
	Ashland, Inc.	505,162	24,349
	Bemis Co., Inc.	895,550	20,078
	Huntsman Corp.	1,462,545	16,673
	Titanium Metals Corp.	1,062,598	14,866
			1,257,404
Telecommunication Services (2.5%)
*	Crown Castle
	International Corp.	2,385,040	92,373
*	NII Holdings Inc.	1,515,896	71,990
	Embarq Corp.	1,363,373	64,447
	Windstream Corp.	4,256,573	52,526
*^	Level 3
	Communications, Inc.	13,710,456	40,446
	CenturyTel, Inc.	935,627	33,299
	Citizens
	Communications Co.	2,924,294	33,162
*	Metropcs
	Communications Inc.	1,859,759	32,936

33

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Telephone & Data
	Systems, Inc.	521,690	24,660
*	Leap Wireless
	International, Inc.	486,226	20,990
	Telephone & Data
	Systems, Inc. –
	Special Common Shares	421,987	18,610
*	U.S. Cellular Corp.	170,895	9,664
			495,103
Utilities (7.1%)
	Questar Corp.	1,541,622	109,517
*	NRG Energy, Inc.	2,003,950	85,969
	Xcel Energy, Inc.	3,828,715	76,842
	Equitable Resources, Inc.	1,099,658	75,942
	Allegheny Energy, Inc.	1,491,934	74,761
*	Mirant Corp.	1,909,161	74,744
*	Reliant Energy, Inc.	3,081,156	65,536
	DTE Energy Co.	1,447,431	61,429
	MDU Resources
	Group, Inc.	1,546,440	53,909
	Energen Corp.	607,612	47,412
	Wisconsin Energy Corp.	1,043,285	47,177
	CenterPoint Energy Inc.	2,774,391	44,529
	Pepco Holdings, Inc.	1,728,756	44,343
	NiSource, Inc.	2,446,074	43,834
	ONEOK, Inc.	882,003	43,068
	TECO Energy, Inc.	1,879,640	40,393
	National Fuel Gas Co.	670,659	39,891
*	Dynegy, Inc.	4,463,299	38,161
	SCANA Corp.	988,871	36,588
	Northeast Utilities	1,383,579	35,323
	Energy East Corp.	1,412,100	34,907
	Integrys Energy Group, Inc.	681,879	34,660
	Alliant Energy Corp.	985,496	33,763
	NSTAR	952,912	32,228
	CMS Energy Corp.	2,008,938	29,933
	Pinnacle West Capital Corp.	896,666	27,590
	DPL Inc.	1,013,545	26,737
	Sierra Pacific Resources	2,086,657	26,521
			1,385,707
Total Common Stocks
(Cost $18,279,606)			19,521,724
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.9%)
2	Vanguard Market
	Liquidity Fund,
	2.405%—Note E	382,342,200	382,342

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Agency Obligation (0.0%)
3 Federal Home Loan Bank
4 2.076%, 7/30/08	2,000	1,997
Total Temporary Cash Investments
(Cost $384,339)		384,339
Total Investments (101.8%)
(Cost $18,663,945)		19,906,063
Other Assets and Liabilities (–1.8%)
Other Assets—Note B		104,793
Security Lending Collateral
Payable to Brokers—Note E		(382,342)
Other Liabilities		(82,367)
		(359,916)
Net Assets (100%)		19,546,147

At June 30, 2008, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	19,326,502
Undistributed Net Investment Income	92,425
Accumulated Net Realized Losses	(1,113,055)
Unrealized Appreciation (Depreciation)
Investment Securities	1,242,118
Futures Contracts	(1,843)
Net Assets	19,546,147

Investor Shares—Net Assets
Applicable to 386,750,053 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,372,990
Net Asset Value Per Share—
Investor Shares	$19.06

Admiral Shares—Net Assets
Applicable to 31,553,637 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,730,806
Net Asset Value Per Share—
Admiral Shares	$86.54

Signal Shares—Net Assets
Applicable to 89,219,588 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,437,772
Net Asset Value Per Share—
Signal Shares	$27.32

34

Mid-Cap Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 308,237,699 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,895,257
Net Asset Value Per Share—
Institutional Shares	$19.13

ETF Shares—Net Assets
Applicable to 15,864,769 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,109,322
Net Asset Value Per Share—
ETF Shares	$69.92

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

4  Securities with a value of $1,997,000 have been segregated as initial margin for open futures contracts.

5  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

35

Mid-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	105,466
Interest[1]	478
Security Lending	7,605
Total Income	113,549
Expenses
The Vanguard Group—Note B
Investment Advisory Services	221
Management and Administrative—Investor Shares	6,488
Management and Administrative—Admiral Shares	920
Management and Administrative—Signal Shares	878
Management and Administrative—Institutional Shares	1,084
Management and Administrative—ETF Shares	435
Marketing and Distribution—Investor Shares	978
Marketing and Distribution—Admiral Shares	361
Marketing and Distribution—Signal Shares	209
Marketing and Distribution—Institutional Shares	757
Marketing and Distribution—ETF Shares	139
Custodian Fees	282
Shareholders’ Reports—Investor Shares	146
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Signal Shares	37
Shareholders’ Reports—Institutional Shares	46
Shareholders’ Reports—ETF Shares	36
Trustees’ Fees and Expenses	15
Total Expenses	13,036
Net Investment Income	100,513
Realized Net Gain (Loss)
Investment Securities Sold	(66,777)
Futures Contracts	1,100
Realized Net Gain (Loss)	(65,677)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,693,444)
Futures Contracts	(2,049)
Change in Unrealized Appreciation (Depreciation)	(1,695,493)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,660,657)

1  Interest income from an affiliated company of the fund was $438,000.

36

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	100,513	282,394
Realized Net Gain (Loss)	(65,677)	1,720,110
Change in Unrealized Appreciation (Depreciation)	(1,695,493)	(859,628)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,660,657)	1,142,876
Distributions
Net Investment Income
Investor Shares	(1,531)	(102,894)
Admiral Shares	(690)	(41,575)
Signal Shares	(602)	(33,651)
Institutional Shares	(1,514)	(86,246)
ETF Shares	(271)	(15,991)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(4,608)	(280,357)
Capital Share Transactions—Note F
Investor Shares	(57,566)	20,900
Admiral Shares	(6,398)	(1,410,420)
Signal Shares	178,314	2,601,769
Institutional Shares	229,740	1,334,261
ETF Shares	111,478	(620,564)
Net Increase (Decrease) from Capital Share Transactions	455,568	1,925,946
Total Increase (Decrease)	(1,209,697)	2,788,465
Net Assets
Beginning of Period	20,755,844	17,967,379
End of Period[1]	19,546,147	20,755,844

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $92,425,000 and ($3,480,000).

37

Mid-Cap Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$20.70	$19.78	$17.63	$15.64	$13.13	$9.88
Investment Operations
Net Investment Income	.091	.269	.253	.198	.159	.122
Net Realized and Unrealized Gain (Loss)
on Investments	(1.727)	.918	2.144	1.983	2.512	3.250
Total from Investment Operations	(1.636)	1.187	2.397	2.181	2.671	3.372
Distributions
Dividends from Net Investment Income	(.004)	(.267)	(.247)	(.191)	(.161)	(.122)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.267)	(.247)	(.191)	(.161)	(.122)
Net Asset Value, End of Period	$19.06	$20.70	$19.78	$17.63	$15.64	$13.13

Total Return[1]	–7.90%	6.02%	13.60%	13.93%	20.35%	34.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,373	$8,075	$7,677	$6,399	$5,234	$3,610
Ratio of Total Expenses to
Average Net Assets	0.21%*	0.21%	0.22%	0.22%	0.22%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.09%*	1.30%	1.43%	1.36%	1.26%	1.20%
Portfolio Turnover Rate[2]	25%*	19%	18%	18%	16%	73%[3]

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

38

Mid-Cap Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$93.93	$89.73	$79.98	$70.92	$59.55	$44.81
Investment Operations
Net Investment Income	.460	1.327	1.226	.946	.771	.593
Net Realized and Unrealized Gain (Loss)
on Investments	(7.828)	4.188	9.725	9.022	11.383	14.742
Total from Investment Operations	(7.368)	5.515	10.951	9.968	12.154	15.335
Distributions
Dividends from Net Investment Income	(.022)	(1.315)	(1.201)	(.908)	(.784)	(.595)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.022)	(1.315)	(1.201)	(.908)	(.784)	(.595)
Net Asset Value, End of Period	$86.54	$93.93	$89.73	$79.98	$70.92	$59.55

Total Return	–7.84%	6.17%	13.69%	14.04%	20.42%	34.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,731	$2,975	$4,075	$2,852	$1,196	$842
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.13%	0.13%	0.13%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.20%*	1.41%	1.52%	1.45%	1.35%	1.31%
Portfolio Turnover Rate[1]	25%*	19%	18%	18%	16%	73%[2]

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

39

Mid-Cap Index Fund

Signal Shares
	Six Months	March 30,
	Ended	2007[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$29.66	$29.63
Investment Operations
Net Investment Income	.146	.300
Net Realized and Unrealized Gain (Loss) on Investments	(2.479)	.138
Total from Investment Operations	(2.333)	.438
Distributions
Dividends from Net Investment Income	(.007)	(.408)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.007)	(.408)
Net Asset Value, End of Period	$27.32	$29.66

Total Return	–7.87%	1.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,438	$2,458
Ratio of Total Expenses to Average Net Assets	0.10%*	0.10%*
Ratio of Net Investment Income to Average Net Assets	1.20%*	1.41%*
Portfolio Turnover Rate[2]	25%*	19%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

40

Mid-Cap Index Fund

Institutional Shares
	Six Months
	Ended

For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$20.76	$19.83	$17.67	$15.67	$13.16	$ 9.90
Investment Operations
Net Investment Income	.105	.300	.286	.228	.18	.147
Net Realized and Unrealized Gain (Loss)
on Investments	(1.730)	.928	2.149	1.983	2.51	3.250
Total from Investment Operations	(1.625)	1.228	2.435	2.211	2.69	3.397
Distributions
Dividends from Net Investment Income	(.005)	(.298)	(.275)	(.211)	(.18)	(.137)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.298)	(.275)	(.211)	(.18)	(.137)
Net Asset Value, End of Period	$19.13	$20.76	$19.83	$17.67	$15.67	$13.16

Total Return	–7.83%	6.22%	13.78%	14.09%	20.45%	34.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,895	$6,162	$4,633	$2,905	$2,056	$1,071
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.23%*	1.44%	1.57%	1.50%	1.40%	1.36%
Portfolio Turnover Rate[1]	25%*	19%	18%	18%	16%	73%[2]

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

41

Mid-Cap Index Fund

ETF Shares

	Six Months				Jan. 26,
	Ended				2004[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$75.90	$72.48	$64.61	$57.32	$50.34
Investment Operations
Net Investment Income	.365	1.042	.992	.785	.617
Net Realized and Unrealized Gain (Loss)
on Investments	(6.327)	3.403	7.851	7.258	7.004
Total from Investment Operations	(5.962)	4.445	8.843	8.043	7.621
Distributions
Dividends from Net Investment Income	(.018)	(1.025)	(.973)	(.753)	(.641)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.018)	(1.025)	(.973)	(.753)	(.641)
Net Asset Value, End of Period	$69.92	$75.90	$72.48	$64.61	$57.32

Total Return	–7.85%	6.14%	13.69%	14.03%	15.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,109	$1,087	$1,582	$1,044	$58
Ratio of Total Expenses to
Average Net Assets	0.12%*	0.13%	0.13%	0.13%	0.18%*
Ratio of Net Investment Income to
Average Net Assets	1.18%*	1.38%	1.52%	1.45%	1.30%*
Portfolio Turnover Rate[2]	25%*	19%	18%	18%	16%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

43

Mid-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $1,723,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.72% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2008, the fund realized $648,104,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $375,316,000 to offset future net capital gains of $14,378,000 through December 31, 2011, $63,490,000 through December 31, 2014, and $297,448,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $18,663,945,000. Net unrealized appreciation of investment securities for tax purposes was $1,242,118,000, consisting of unrealized gains of $3,658,170,000 on securities that had risen in value since their purchase and $2,416,052,000 in unrealized losses on securities that had fallen in value since their purchase.

44

Mid-Cap Index Fund

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P MidCap 400 Index	66	27,100	(1,750)
E-mini S&P MidCap 400 Index	20	1,642	(93)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2008, the fund purchased $4,390,065,000 of investment securities and sold $3,779,565,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $345,779,000, for which the fund received cash collateral of $382,342,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	930,537	47,751	2,607,525	123,455
Issued in Lieu of Cash Distributions	1,426	77	96,421	4,727
Redeemed	(989,529)	(51,132)	(2,683,046)	(126,339)
Net Increase (Decrease)—Investor Shares	(57,566)	(3,304)	20,900	1,843
Admiral Shares
Issued	209,462	2,354	1,369,227	14,249
Issued in Lieu of Cash Distributions	603	7	36,461	394
Redeemed	(216,463)	(2,475)	(2,816,108)	(28,390)
Net Increase (Decrease)—Admiral Shares	(6,398)	(114)	(1,410,420)	(13,747)
Signal Shares
Issued	498,983	17,887	2,783,750	88,837
Issued in Lieu of Cash Distributions	504	19	30,095	1,030
Redeemed	(321,173)	(11,557)	(212,076)	(6,996)
Net Increase (Decrease)—Signal Shares	178,314	6,349	2,601,769	82,871
Institutional Shares
Issued	859,537	43,645	2,224,483	104,983
Issued in Lieu of Cash Distributions	1,403	75	79,174	3,872
Redeemed	(631,200)	(32,340)	(969,396)	(45,646)
Net Increase (Decrease)—Institutional Shares	229,740	11,380	1,334,261	63,209

45

Mid-Cap Index Fund

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	1,474,481	20,042	4,416,222	56,093
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,363,003)	(18,500)	(5,036,786)	(63,600)
Net Increase (Decrease)—ETF Shares	111,478	1,542	(620,564)	(7,507)

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	19,904,066	(1,843)
Level 2—Other significant observable inputs	1,997	—
Level 3—Significant unobservable inputs	—	—
Total	19,906,063	(1,843)

46

Mid-Cap Growth Index Fund

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	220	219	4,746
Median Market Cap	$7.4B	$7.4B	$32.3B
Price/Earnings Ratio	23.2x	23.2x	17.0x
Price/Book Ratio	3.9x	3.9x	2.4x
Yield[3]		0.4%	2.1%
Investor Shares	0.3%
ETF Shares	0.4%
Return on Equity	21.0%	21.0%	19.7%
Earnings Growth Rate	30.8%	30.8%	19.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	47%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.24%
ETF Shares	0.12%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.2%	9.2%	8.7%
Consumer Staples	2.9	2.9	9.2
Energy	21.6	21.6	15.6
Financials	3.7	3.7	15.2
Health Care	12.1	12.1	11.7
Industrials	19.9	19.9	11.5
Information Technology	17.6	17.6	16.5
Materials	6.5	6.5	4.4
Telecommunication
Services	2.4	2.4	3.0
Utilities	4.1	4.1	4.2

Ten Largest Holdings[5] (% of total net assets)

CONSOL Energy, Inc.	coal and
	consumable fuels	1.8%
Murphy Oil Corp.	integrated oil and gas	1.6
Noble Corp.	oil and gas drilling	1.6
Smith International, Inc.	oil and gas
	equipment
	and services	1.5
Fluor Corp.	construction
	and engineering	1.5
Southwestern Energy Co.	oil and gas
	exploration
	and production	1.4
Ultra Petroleum Corp.	oil and gas
	exploration
	and production	1.3
McDermott	industrial
International, Inc.	conglomerates	1.2
Cummins Inc.	construction,
	farm machinery,
	and heavy trucks	1.1
Cameron	oil and gas
International Corp.	equipment
	and services	1.1
Top Ten		14.1%

Investment Focus

1  MSCI US Mid Cap Growth Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 76–77.

4  Annualized.

5  The holdings listed exclude any temporary cash investments and equity index products.

47

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

			Since
	Inception Date	One year	Inception
Investor Shares[2]	8/24/2006	–3.61%	10.47%
ETF Shares	8/17/2006
Market Price		–3.51	9.61
Net Asset Value		–3.51	9.63

1  Six months ended June 30, 2008.

2  Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights tables on pages 55–56 for dividend and capital gains information.

48

Mid-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (9.2%)
*	Apollo Group, Inc. Class A	120,594	5,338
*	GameStop Corp. Class A	129,887	5,247
*	Discovery Holding Co.
	Class A	228,639	5,021
	Abercrombie & Fitch Co.	73,181	4,587
*	AutoZone Inc.	37,587	4,548
	Tim Hortons, Inc.	157,875	4,529
*	Cablevision Systems
	NY Group Class A	196,121	4,432
	Wynn Resorts Ltd.	52,771	4,293
	Nordstrom, Inc.	140,788	4,266
*	Priceline.com, Inc.	30,935	3,572
*	The Goodyear Tire &
	Rubber Co.	193,819	3,456
	Polo Ralph Lauren Corp.	49,681	3,119
*	Urban Outfitters, Inc.	98,724	3,079
*	ITT Educational
	Services, Inc.	33,701	2,785
*^	CarMax, Inc.	185,403	2,631
	Tiffany & Co.	57,590	2,347
*^	Lamar Advertising Co.
	Class A	63,225	2,278
*^	Sirius Satellite Radio, Inc.	1,122,891	2,156
	Burger King Holdings Inc.	80,135	2,147
	Harman International
	Industries, Inc.	48,850	2,022
*	Penn National Gaming, Inc.	62,730	2,017
*	XM Satellite Radio
	Holdings, Inc.	255,548	2,003
	Guess ?, Inc.	48,048	1,799
*	NVR, Inc.	3,352	1,676
*	Expedia, Inc.	82,830	1,522
*	Interpublic Group
	of Cos., Inc.	140,071	1,205
	Pulte Homes, Inc.	120,916	1,164
	Weight Watchers
	International, Inc.	30,346	1,081
*	Toll Brothers, Inc.	57,143	1,070

*	CTC Media, Inc.	38,660	953
	American Eagle Outfitters, Inc.	57,223	780
*	Clear Channel Outdoor
	Holdings, Inc. Class A	34,411	614
	WABCO Holdings Inc.	41	2
			87,739
Consumer Staples (2.9%)
*	Dr. Pepper Snapple
	Group, Inc.	214,898	4,509
	The Estee Lauder
	Cos. Inc. Class A	87,314	4,056
*	Energizer Holdings, Inc.	46,373	3,389
	Church & Dwight, Inc.	56,383	3,177
	The Clorox Co.	58,983	3,079
	Whole Foods Market, Inc.	118,445	2,806
*	Dean Foods Co.	128,516	2,521
*^	Hansen Natural Corp.	62,699	1,807
	Brown-Forman Corp. Class B	16,875	1,275
*^	Bare Escentuals, Inc.	46,480	871
			27,490
Energy (21.7%)
	CONSOL Energy, Inc.	155,015	17,419
	Murphy Oil Corp.	152,715	14,974
	Noble Corp.	227,825	14,800
	Smith International, Inc.	170,146	14,146
*	Southwestern Energy Co.	289,530	13,785
*	Ultra Petroleum Corp.	129,479	12,715
*	Cameron International Corp.	185,765	10,282
	ENSCO International, Inc.	122,254	9,871
	Arch Coal, Inc.	121,539	9,119
*	Petrohawk Energy Corp.	185,171	8,575
*	FMC Technologies Inc.	110,496	8,500
	Range Resources Corp.	127,327	8,345
*	Denbury Resources, Inc.	207,481	7,573
*	Pride International, Inc.	141,773	6,704
	Helmerich & Payne, Inc.	88,051	6,341
	Massey Energy Co.	67,634	6,341
*	Nabors Industries, Inc.	120,228	5,919
*	SandRidge Energy, Inc.	60,244	3,891
*	Exterran Holdings, Inc.	53,036	3,792

49

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Cabot Oil & Gas Corp.	53,982	3,656
*	Plains Exploration &
	Production Co.	47,895	3,495
*	Quicksilver Resources, Inc.	87,517	3,382
*	Continental Resources, Inc.	42,804	2,967
	Rowan Cos., Inc.	61,416	2,871
*	IHS Inc. Class A	31,060	2,162
	Frontier Oil Corp.	87,911	2,102
	Patterson-UTI Energy, Inc.	45,796	1,650
*	CNX Gas Corp.	25,611	1,077
			206,454
Financials (3.7%)
	Nymex Holdings Inc.	74,940	6,331
*	IntercontinentalExchange Inc.	47,659	5,433
	Eaton Vance Corp.	93,322	3,710
	Janus Capital Group Inc.	139,414	3,690
*	TD Ameritrade Holding Corp.	202,028	3,655
*	Nasdaq Stock Market Inc.	117,673	3,124
*	CB Richard Ellis Group, Inc.	154,481	2,966
	SEI Investments Co.	115,554	2,718
	Brown & Brown, Inc.	101,567	1,766
	The St. Joe Co.	27,246	935
	Forest City Enterprise Class A	18,588	599
			34,927
Health Care (12.1%)
*	Intuitive Surgical, Inc.	32,678	8,803
	C.R. Bard, Inc.	85,222	7,495
*	Laboratory Corp. of
	America Holdings	93,858	6,535
*	Varian Medical Systems, Inc.	106,749	5,535
*	Waters Corp.	85,301	5,502
*	DaVita, Inc.	90,996	4,835
*	Hologic, Inc.	217,052	4,732
*	Covance, Inc.	54,228	4,665
	DENTSPLY International Inc.	121,801	4,482
*	Illumina, Inc.	47,330	4,123
*	Coventry Health Care Inc.	131,555	4,002
*	Vertex Pharmaceuticals, Inc.	117,962	3,948
*	Henry Schein, Inc.	76,131	3,926
	Pharmaceutical Product
	Development, Inc.	91,233	3,914
	IMS Health, Inc.	155,738	3,629
*	Millipore Corp.	46,362	3,146
*	Patterson Cos.	106,900	3,142
	Applera Corp.-Applied
	Biosystems Group	92,427	3,094
*	Amylin Pharmaceuticals, Inc.	114,873	2,917
*	Endo Pharmaceuticals
	Holdings, Inc.	113,898	2,755
*	Hospira, Inc.	66,891	2,683
*	Cerner Corp.	58,049	2,623
	Perrigo Co.	67,189	2,135
*	ImClone Systems, Inc.	51,285	2,075
*	Humana Inc.	50,593	2,012
*	Barr Pharmaceuticals Inc.	43,476	1,960
*	Sepracor Inc.	94,883	1,890

*	Charles River Laboratories, Inc.	28,956	1,851
*	Kinetic Concepts, Inc.	46,064	1,838
*	Warner Chilcott Ltd.	85,160	1,443
*	Cephalon, Inc.	20,123	1,342
Beckman Coulter, Inc.		18,630	1,258
*	WellCare Health Plans Inc.	23,017	832
			115,122
Industrials (19.9%)
	Fluor Corp.	75,151	13,984
*	McDermott International, Inc.	191,744	11,867
	Cummins Inc.	163,153	10,690
	L-3 Communications
	Holdings, Inc.	103,965	9,447
	ITT Industries, Inc.	146,512	9,279
*	Foster Wheeler Ltd.	122,409	8,954
*	Jacobs Engineering
	Group Inc.	103,068	8,318
	C.H. Robinson Worldwide Inc.	144,134	7,904
	Expeditors International
	of Washington, Inc.	180,918	7,779
	Joy Global Inc.	91,876	6,967
	Flowserve Corp.	48,691	6,656
	Rockwell Collins, Inc.	137,937	6,615
	KBR Inc.	144,174	5,033
	Roper Industries Inc.	75,312	4,962
*	Quanta Services, Inc.	144,536	4,809
	Fastenal Co.	107,664	4,647
	Bucyrus International, Inc.	63,559	4,641
*	Terex Corp.	86,299	4,433
*	Shaw Group, Inc.	70,807	4,375
	Ametek, Inc.	91,007	4,297
	The Dun & Bradstreet Corp.	48,104	4,216
*	AGCO Corp.	77,793	4,077
	Harsco Corp.	71,531	3,892
*	Stericycle, Inc.	74,248	3,839
	The Manitowoc Co., Inc.	110,277	3,587
	Robert Half International, Inc.	128,185	3,073
*	Covanta Holding Corp.	104,552	2,790
*	ChoicePoint Inc.	57,618	2,777
*	Copart, Inc.	64,269	2,752
	J.B. Hunt Transport
	Services, Inc.	68,760	2,288
*^	SunPower Corp. Class A	31,684	2,281
*	Monster Worldwide Inc.	97,453	2,009
	Equifax, Inc.	55,063	1,851
*	Spirit Aerosystems
	Holdings Inc.	87,251	1,673
*	AMR Corp.	211,751	1,084
*	USG Corp.	22,078	653
	UAL Corp.	98,747	515
*	Delta Air Lines Inc.	86,844	495
			189,509
Information Technology (17.6%)
*	Activision, Inc.	249,647	8,506
*	Cognizant Technology
Solutions Corp.		246,630	8,018

50

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Marvell Technology
	Group Ltd.	428,009	7,559
*	VeriSign, Inc.	189,286	7,155
	Amphenol Corp.	150,398	6,750
*	Autodesk, Inc.	196,125	6,631
*	NAVTEQ Corp.	83,672	6,443
*	Fiserv, Inc.	139,654	6,336
	Linear Technology Corp.	187,680	6,113
*	BMC Software, Inc.	163,195	5,875
*	salesforce.com, inc.	86,013	5,869
	Harris Corp.	115,942	5,854
	Altera Corp.	261,026	5,403
*	Akamai Technologies, Inc.	141,140	4,910
*	Citrix Systems, Inc.	157,384	4,629
*	FLIR Systems, Inc.	110,752	4,493
	National Semiconductor Corp.	216,501	4,447
*	Iron Mountain, Inc.	161,733	4,294
*	Affiliated Computer
	Services, Inc. Class A	75,915	4,061
*	Micron Technology, Inc.	645,819	3,875
*	LAM Research Corp.	105,966	3,831
*	Alliance Data Systems Corp.	67,218	3,801
*	Trimble Navigation Ltd.	102,917	3,674
*	SanDisk Corp.	190,488	3,562
*	Teradata Corp.	153,750	3,558
*	Red Hat, Inc.	165,139	3,417
*	Cypress Semiconductor Corp.	135,225	3,347
	Total System Services, Inc.	142,946	3,176
*	McAfee Inc.	89,620	3,050
*	Hewitt Associates, Inc.	78,753	3,019
*	Western Digital Corp.	65,979	2,278
*	DST Systems, Inc.	40,838	2,248
*	Nuance Communications, Inc.	142,010	2,225
*	JDS Uniphase Corp.	182,235	2,070
*	Advanced Micro Devices, Inc.	334,341	1,949
*	Dolby Laboratories Inc.	42,634	1,718
	Molex, Inc.	54,504	1,330
*	NCR Corp.	52,762	1,330
*	Avnet, Inc.	44,723	1,220
			168,024
Materials (6.5%)
	Cleveland-Cliffs Inc.	76,731	9,146
	CF Industries Holdings, Inc.	45,394	6,936
	AK Steel Holding Corp.	95,058	6,559
	Sigma-Aldrich Corp.	109,906	5,920
*	Owens-Illinois, Inc.	133,158	5,551
	Allegheny Technologies Inc.	77,172	4,575
	Terra Industries, Inc.	77,100	3,805
	^Martin Marietta Materials, Inc.	35,043	3,630
*	Crown Holdings, Inc.	136,148	3,538
	Albemarle Corp.	65,092	2,598
	Reliance Steel &
	Aluminum Co.	28,633	2,207
	Celanese Corp. Series A	44,947	2,052
	FMC Corp.	21,223	1,644
	Titanium Metals Corp.	101,117	1,415

*	Pactiv Corp.	55,391	1,176
	Huntsman Corp.	69,509	792
			61,544
Telecommunication Services (2.4%)
*	Crown Castle
	International Corp.	227,073	8,795
*	NII Holdings Inc.	144,320	6,854
*	Metropcs
	Communications Inc.	177,094	3,136
*	Leap Wireless
	International, Inc.	46,350	2,001
*^Level 3 Communications, Inc.		652,510	1,925
			22,711
Utilities (4.1%)
*	NRG Energy, Inc.	190,790	8,185
	Equitable Resources, Inc.	104,695	7,230
	Allegheny Energy, Inc.	142,039	7,118
	Questar Corp.	95,402	6,777
*	Reliant Energy, Inc.	293,344	6,239
	Energen Corp.	28,922	2,257
*	Dynegy, Inc.	148,798	1,272
			39,078
Total Common Stocks
(Cost $980,952)			952,598
Temporary Cash Investments (1.3%)
1	Vanguard Market
	Liquidity Fund, 2.405%	737,066	737
1	Vanguard Market
	Liquidity Fund,
	2.405%—Note E	11,663,000	11,663
Total Temporary Cash Investments
(Cost $12,400)			12,400
Total Investments (101.4%)
(Cost $993,352)			964,998
Other Assets and Liabilities (–1.4%)
Other Assets—Note B			1,317
Liabilities—Note E			(14,177)
			(12,860)
Net Assets (100%)			952,138

51

Mid-Cap Growth Index Fund

At June 30, 2008, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	1,018,614
Undistributed Net Investment Income	1,524
Accumulated Net Realized Losses	(39,646)
Unrealized Depreciation	(28,354)
Net Assets	952,138

Investor Shares—Net Assets
Applicable to 19,431,465 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	464,606
Net Asset Value Per Share—
Investor Shares	$23.91

ETF Shares—Net Assets
Applicable to 8,013,126 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	487,532
Net Asset Value Per Share—
ETF Shares	$60.84

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

52

Mid-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	2,160
Interest[1]	37
Security Lending	242
Total Income	2,439
Expenses
The Vanguard Group—Note B
Investment Advisory Services	23
Management and Administrative
Investor Shares	384
ETF Shares	149
Marketing and Distribution
Investor Shares	50
ETF Shares	53
Custodian Fees	88
Shareholders’ Reports
Investor Shares	9
ETF Shares	15
Trustees’ Fees and Expenses	1
Total Expenses	772
Net Investment Income	1,667
Realized Net Gain (Loss)
Investment Securities Sold	18,803
Futures Contracts	72
Realized Net Gain (Loss)	18,875
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(54,981)
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	(54,981)
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,439)

1  Interest income from an affiliated company of the fund was $37,000.

53

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,667	1,393
Realized Net Gain (Loss)	18,875	12,048
Change in Unrealized Appreciation (Depreciation)	(54,981)	25,337
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,439)	38,778
Distributions
Net Investment Income
Investor Shares	(36)	(640)
ETF Shares	(34)	(840)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	(70)	(1,480)
Capital Share Transactions—Note F
Investor Shares	100,395	346,924
ETF Shares	120,834	334,802
Net Increase (Decrease) from Capital Share Transactions	221,229	681,726
Total Increase (Decrease)	186,720	719,024
Net Assets
Beginning of Period	765,418	46,394
End of Period[1]	952,138	765,418

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,524,000 and ($73,000).

54

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares
	Six Months	Year	Aug. 24,
	Ended	Ended	2006[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$25.50	$21.78	$20.00
Investment Operations
Net Investment Income	.036	.081[2]	.09
Net Realized and Unrealized Gain (Loss) on Investments	(1.624)	3.686	1.77
Total from Investment Operations	(1.588)	3.767	1.86
Distributions
Dividends from Net Investment Income	(.002)	(.047)	(.08)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.002)	(.047)	(.08)
Net Asset Value, End of Period	$23.91	$25.50	$21.78

Total Return[3]	–6.23%	17.30%	9.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$465	$389	$24
Ratio of Total Expenses to Average Net Assets	0.24%*	0.24%	0.26%*
Ratio of Net Investment Income to Average Net Assets	0.32%*	0.33%	1.00%*
Portfolio Turnover Rate[4]	47%*	56%	20%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances under $10,000.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

55

Mid-Cap Growth Index Fund

ETF Shares
	Six Months	Year	Aug. 17,
	Ended	Ended	2006[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$64.85	$55.35	$51.55
Investment Operations
Net Investment Income	.124	.275[2]	.228
Net Realized and Unrealized Gain (Loss) on Investments	(4.129)	9.378	3.783
Total from Investment Operations	(4.005)	9.653	4.011
Distributions
Dividends from Net Investment Income	(.005)	(.153)	(.211)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.005)	(.153)	(.211)
Net Asset Value, End of Period	$60.84	$64.85	$55.35

Total Return	–6.18%	17.44%	7.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$488	$377	$22
Ratio of Total Expenses to Average Net Assets	0.12%*	0.13%	0.13%*
Ratio of Net Investment Income to Average Net Assets	0.44%*	0.44%	1.13%*
Portfolio Turnover Rate[3]	47%*	56%	20%

1  Inception.

2  Calculated based on average shares outstanding.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

57

Mid-Cap Growth Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $82,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2008, the fund realized $45,604,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $12,413,000 to offset future net capital gains of $35,000 through December 31, 2014, $480,000 through December 31, 2015, and $11,898,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $993,352,000. Net unrealized depreciation of investment securities for tax purposes was $28,354,000, consisting of unrealized gains of $83,592,000 on securities that had risen in value since their purchase and $111,946,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2008, the fund purchased $672,308,000 of investment securities and sold $448,009,000 of investment securities other than temporary cash investments.

58

Mid-Cap Growth Index Fund

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $9,805,000, for which the fund received cash collateral of $11,663,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	191,098	8,072	422,163	17,170
Issued in Lieu of Cash Distributions	33	1	587	24
Redeemed	(90,736)	(3,881)	(75,826)	(3,067)
Net Increase (Decrease)—Investor Shares	100,395	4,192	346,924	14,127
ETF Shares
Issued	373,401	6,303	469,155	7,510
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(252,567)	(4,100)	(134,353)	(2,100)
Net Increase (Decrease)—ETF Shares	120,834	2,203	334,802	5,410

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

59

Mid-Cap Value Index Fund

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	270	270	4,746
Median Market Cap	$5.3B	$5.3B	$32.3B
Price/Earnings Ratio	15.6x	15.6x	17.0x
Price/Book Ratio	1.7x	1.7x	2.4x
Yield[3]		2.7%	2.1%
Investor Shares	2.6%
ETF Shares	2.7%
Return on Equity	14.8%	14.8%	19.7%
Earnings Growth Rate	14.9%	14.7%	19.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	45%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.24%
ETF Shares	0.12%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	15.0%	15.0%	8.7%
Consumer Staples	6.4	6.4	9.2
Energy	9.5	9.5	15.6
Financials	25.9	25.9	15.2
Health Care	5.3	5.3	11.7
Industrials	10.3	10.3	11.5
Information Technology	8.3	8.3	16.5
Materials	6.4	6.4	4.4
Telecommunication
Services	2.7	2.7	3.0
Utilities	10.2	10.2	4.2

Ten Largest Holdings[5] (% of total net assets)

Noble Energy, Inc.	oil and gas
	exploration
	and production	1.6%
El Paso Corp.	oil and gas
	storage and
	transportation	1.4
Bunge Ltd.	agricultural products	1.2
Parker Hannifin Corp.	industrial machinery	1.1
BJ Services Co.	oil and gas
	equipment
	and services	0.9
Pioneer Natural	oil and gas
Resources Co.	exploration
	and production	0.9
Dover Corp.	industrial machinery	0.9
Xcel Energy, Inc.	multi-utilities	0.8
Newfield Exploration Co.	oil and gas
	exploration
	and production	0.8
Mirant Corp.	independent power
	producers and
	energy traders	0.8
Top Ten		10.4%

Investment Focus

1  MSCI US Mid Cap Value Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 76–77.

4  Annualized.

5  The holdings listed exclude any temporary cash investments and equity index products.

60

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

			Since
	Inception Date	One Year	Inception
Investor Shares[2]	8/24/2006	–19.82%	–1.57%
ETF Shares	8/17/2006
Market Price		–19.74	–1.73
Net Asset Value		–19.70	–1.72

1  Six months ended June 30, 2008.

2  Total return figures do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights tables on pages 68–69 for dividend and capital gains information.

61

Mid-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.0%)
	H & R Block, Inc.	178,080	3,811
	Genuine Parts Co.	91,989	3,650
	VF Corp.	48,057	3,421
	Mattel, Inc.	197,981	3,389
	Limited Brands, Inc.	174,133	2,934
	BorgWarner, Inc.	63,772	2,830
	Ross Stores, Inc.	74,225	2,636
	Sherwin-Williams Co.	57,190	2,627
	Newell Rubbermaid, Inc.	153,024	2,569
	Whirlpool Corp.	41,547	2,565
	Hasbro, Inc.	70,316	2,512
	Darden Restaurants Inc.	74,577	2,382
	Eastman Kodak Co.	157,871	2,278
	Virgin Media Inc.	152,469	2,075
*^	Mohawk Industries, Inc.	31,827	2,040
	E.W. Scripps Co. Class A	48,448	2,013
	Advance Auto Parts, Inc.	51,785	2,011
*	IAC/InterActiveCorp	103,659	1,999
	Washington Post Co. Class B	3,376	1,981
	Black & Decker Corp.	33,380	1,920
	Autoliv, Inc.	40,309	1,879
	Wyndham Worldwide Corp.	97,482	1,746
	The Stanley Works	38,598	1,730
	Royal Caribbean Cruises, Ltd.	75,949	1,707
	D. R. Horton, Inc.	155,401	1,686
*	Dollar Tree, Inc.	50,378	1,647
*	Office Depot, Inc.	149,556	1,636
	WABCO Holdings Inc.	33,153	1,540
	Leggett & Platt, Inc.	91,829	1,540
	Tiffany & Co.	37,159	1,514
	Family Dollar Stores, Inc.	73,190	1,459
*	Interpublic Group of Cos., Inc.	167,882	1,444
	PetSmart, Inc.	70,495	1,406
*	O’Reilly Automotive, Inc.	60,034	1,342
	Wendy’s International, Inc.	47,924	1,304
	New York Times Co. Class A	74,473	1,146
	Foot Locker, Inc.	84,750	1,055
	Brinker International, Inc.	55,298	1,045
*	Expedia, Inc.	53,258	979

	^Williams-Sonoma, Inc.	49,274	978
	American Eagle Outfitters, Inc.	68,359	932
	Centex Corp.	66,955	895
	Lennar Corp. Class A	70,846	874
	RadioShack Corp.	68,262	838
	Liz Claiborne, Inc.	54,555	772
*	AutoNation, Inc.	73,939	741
	KB Home	41,552	703
*	Toll Brothers, Inc.	36,795	689
	Pulte Homes, Inc.	41,748	402
	Boyd Gaming Corp.	31,052	390
			87,662
Consumer Staples (6.4%)
	Bunge Ltd.	66,204	7,130
	UST, Inc.	81,892	4,472
	Molson Coors Brewing Co.
	Class B	67,114	3,646
	SuperValu Inc.	115,889	3,580
	Coca-Cola Enterprises, Inc.	160,211	2,772
	McCormick & Co., Inc.	63,075	2,249
	Tyson Foods, Inc.	148,618	2,220
	The Pepsi Bottling Group, Inc.	78,804	2,200
*	Constellation Brands, Inc.
	Class A	105,101	2,087
	The Clorox Co.	38,040	1,986
	Brown-Forman Corp. Class B	20,225	1,528
	Hormel Foods Corp.	40,864	1,414
*	Smithfield Foods, Inc.	66,250	1,317
	PepsiAmericas, Inc.	35,124	695
			37,296
Energy (9.5%)
	Noble Energy, Inc.	94,144	9,467
	El Paso Corp.	383,820	8,344
	BJ Services Co.	160,495	5,126
	Pioneer Natural Resources Co.	65,411	5,120
*	Newfield Exploration Co.	71,720	4,680
*	Nabors Industries, Inc.	77,550	3,818
*	Forest Oil Corp.	45,850	3,416
	Cimarex Energy Co.	45,195	3,149

62

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Sunoco, Inc.	64,436	2,622
*	Plains Exploration &
	Production Co.	30,891	2,254
	Patterson-UTI Energy, Inc.	54,854	1,977
*	Kinder Morgan
	Management, LLC	36,355	1,958
	Tesoro Corp.	75,058	1,484
	Cabot Oil & Gas Corp.	18,762	1,271
	Rowan Cos., Inc.	21,325	997
			55,683
Financials (25.8%)
	Leucadia National Corp.	97,521	4,578
	Annaly Mortgage
	Management Inc. REIT	289,668	4,493
	Kimco Realty Corp. REIT	124,681	4,304
	Hudson City Bancorp, Inc.	255,603	4,263
	HCP, Inc. REIT	128,423	4,085
	Plum Creek
	Timber Co. Inc. REIT	94,387	4,031
	Unum Group	190,082	3,887
	Avalonbay
	Communities, Inc. REIT	42,362	3,777
	Host Hotels &
	Resorts Inc. REIT	272,493	3,720
	Assurant, Inc.	54,863	3,619
	Safeco Corp.	49,168	3,302
	Ventas, Inc. REIT	75,779	3,226
	Torchmark Corp.	50,504	2,962
	People’s United Financial Inc.	188,803	2,945
	New York Community
	Bancorp, Inc.	159,670	2,849
	Everest Re Group, Ltd.	34,462	2,747
	AMB Property Corp. REIT	54,260	2,734
	SL Green Realty Corp. REIT	32,258	2,668
	The Macerich Co. REIT	39,633	2,462
	Willis Group Holdings Ltd.	78,488	2,462
	American Capital
	Strategies, Ltd.	102,853	2,445
	Axis Capital Holdings Ltd.	78,767	2,348
	Developers Diversified
	Realty Corp. REIT	65,488	2,273
	Regency Centers Corp. REIT	38,127	2,254
	Federal Realty Investment
	Trust REIT	32,191	2,221
	Cincinnati Financial Corp.	86,401	2,195
	Sovereign Bancorp, Inc.	297,485	2,189
	W.R. Berkley Corp.	88,916	2,148
	Comerica, Inc.	82,465	2,114
	PartnerRe Ltd.	30,457	2,105
	Health Care Inc. REIT	46,987	2,091
	Marshall & Ilsley Corp.	131,934	2,023
	XL Capital Ltd. Class A	97,469	2,004
	White Mountains Insurance
	Group Inc.	4,453	1,910
*	Markel Corp.	5,183	1,902
	Duke Realty Corp. REIT	80,114	1,799

	Apartment Investment &
	Management Co.
	Class A REIT	52,369	1,784
	Zions Bancorp	55,766	1,756
	Federated Investors, Inc.	50,159	1,726
	Liberty Property Trust REIT	50,170	1,663
*	Arch Capital Group Ltd.	25,044	1,661
	UDR, Inc. REIT	73,513	1,645
	^National City Corp.	332,672	1,587
	RenaissanceRe Holdings Ltd.	34,190	1,527
	Old Republic
	International Corp.	119,961	1,420
	Fidelity National Financial, Inc.
	Class A	112,275	1,415
	Raymond James
	Financial, Inc.	53,175	1,403
	Protective Life Corp.	36,532	1,390
	Allied Capital Corp.	97,926	1,360
	Synovus Financial Corp.	153,735	1,342
	HCC Insurance Holdings, Inc.	63,029	1,332
	Commerce Bancshares, Inc.	33,381	1,324
	Associated Banc-Corp.	66,302	1,279
	Camden Property Trust REIT	28,887	1,279
	Hospitality Properties
	Trust REIT	51,515	1,260
	Weingarten Realty
	Investors REIT	41,340	1,253
	Nationwide Financial
	Services, Inc.	25,913	1,244
	^CapitalSource Inc. REIT	102,139	1,132
	First American Corp.	42,729	1,128
	The St. Joe Co.	32,709	1,123
	Huntington Bancshares Inc.	190,800	1,101
	American Financial Group, Inc.	40,513	1,084
	UnionBanCal Corp.	26,463	1,070
	CIT Group Inc.	154,402	1,052
	iStar Financial Inc. REIT	73,492	971
	^Popular, Inc.	145,986	962
	City National Corp.	22,379	942
	Transatlantic Holdings, Inc.	14,512	819
	First Horizon National Corp.	102,475	761
	TCF Financial Corp.	62,402	751
	Reinsurance Group of
	America, Inc.	16,941	737
	TFS Financial Corp.	63,512	736
	Forest City Enterprise
	Class A	22,214	716
	BOK Financial Corp.	12,880	688
	Countrywide Financial Corp.	115,574	491
	MBIA, Inc.	104,601	459
	Student Loan Corp.	2,204	216
			150,724
Health Care (5.3%)
	Quest Diagnostics, Inc.	90,415	4,382
	AmerisourceBergen Corp.	89,089	3,563
*	Humana Inc.	60,603	2,410

63

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Mylan Inc.	166,740	2,013
*	Invitrogen Corp.	51,232	2,011
	Omnicare, Inc.	66,718	1,749
*	Hospira, Inc.	43,163	1,731
*	Community Health
	Systems, Inc.	52,398	1,728
*	Cephalon, Inc.	24,097	1,607
	Beckman Coulter, Inc.	22,341	1,509
*	Health Net Inc.	60,435	1,454
*	King Pharmaceuticals, Inc.	133,956	1,403
*	Barr Pharmaceuticals Inc.	28,059	1,265
*	Charles River Laboratories, Inc.	18,692	1,195
*	Lincare Holdings, Inc.	40,001	1,136
	Applera Corp.-Applied
	Biosystems Group	32,020	1,072
	Brookdale Senior Living Inc.	19,370	394
*	WellCare Health Plans Inc.	7,972	288
			30,910
Industrials (10.3%)
	Parker Hannifin Corp.	92,317	6,584
	Dover Corp.	105,152	5,086
	Pitney Bowes, Inc.	118,829	4,052
	Cooper Industries, Inc.
	Class A	96,568	3,814
	SPX Corp.	28,707	3,782
	R.R. Donnelley & Sons Co.	117,718	3,495
	Rockwell Automation, Inc.	77,220	3,377
	Goodrich Corp.	68,526	3,252
	W.W. Grainger, Inc.	36,774	3,008
	Republic Services, Inc.
	Class A	100,557	2,987
	Pall Corp.	67,170	2,665
	Manpower Inc.	43,661	2,543
*	Allied Waste Industries, Inc.	183,038	2,310
	Avery Dennison Corp.	52,506	2,307
	Ryder System, Inc.	31,806	2,191
	Cintas Corp.	75,779	2,009
	Pentair, Inc.	51,678	1,810
	Equifax, Inc.	35,544	1,195
*	Owens Corning Inc.	43,205	983
	Oshkosh Truck Corp.	40,555	839
*^	USG Corp.	26,491	783
*	Hertz Global Holdings Inc.	79,434	763
*	Delta Air Lines Inc.	104,113	594
			60,429
Information Technology (8.3%)
*	Flextronics International Ltd.	457,163	4,297
*	Computer Sciences Corp.	86,948	4,073
	KLA-Tencor Corp.	98,646	4,016
	Xilinx, Inc.	156,867	3,961
	Fidelity National Information
	Services, Inc.	106,270	3,922
	Microchip Technology, Inc.	103,442	3,159
*	Western Digital Corp.	79,060	2,730
*	LSI Corp.	386,763	2,375
*	Arrow Electronics, Inc.	67,372	2,070

*	Synopsys, Inc.	78,712	1,882
*	Lexmark International, Inc.	52,027	1,739
	Intersil Corp.	69,425	1,688
*	NCR Corp.	63,178	1,592
	Jabil Circuit, Inc.	96,900	1,590
*	Cadence Design Systems, Inc.	152,427	1,540
*	Ingram Micro, Inc. Class A	86,148	1,529
*	Avnet, Inc.	53,549	1,461
*	Novellus Systems, Inc.	55,913	1,185
*	McAfee Inc.	31,172	1,061
*	Tellabs, Inc.	215,712	1,003
	Molex, Inc. Class A	42,310	969
*	Advanced Micro Devices, Inc.	115,731	675
			48,517
Materials (6.4%)
	^Vulcan Materials Co.	59,205	3,539
	Steel Dynamics, Inc.	87,814	3,431
	Eastman Chemical Co.	43,721	3,011
	Celanese Corp. Series A	53,854	2,459
	Ball Corp.	50,773	2,424
	Commercial Metals Co.	63,874	2,408
	Airgas, Inc.	40,674	2,375
	MeadWestvaco Corp.	95,252	2,271
	FMC Corp.	25,418	1,968
	Lubrizol Corp.	37,483	1,737
	Sonoco Products Co.	54,474	1,686
	Sealed Air Corp.	88,490	1,682
	International Flavors &
	Fragrances, Inc.	39,952	1,561
*	Domtar Corp.	282,889	1,542
	Ashland, Inc.	31,018	1,495
	Reliance Steel &
	Aluminum Co.	18,471	1,424
	Bemis Co., Inc.	55,102	1,235
*	Pactiv Corp.	35,625	756
	Huntsman Corp.	44,765	510
			37,514
Telecommunication Services (2.7%)
	Embarq Corp.	83,721	3,957
	Windstream Corp.	261,399	3,226
	CenturyTel, Inc.	57,454	2,045
	Citizens Communications Co.	179,584	2,036
	Telephone & Data
	Systems, Inc.	29,047	1,373
	Telephone & Data
	Systems, Inc. – Special
	Common Shares	28,846	1,272
*	Level 3 Communications, Inc.	421,325	1,243
*	U.S. Cellular Corp.	10,515	595
			15,747
Utilities (10.3%)
	Xcel Energy, Inc.	235,121	4,719
*	Mirant Corp.	117,240	4,590
	DTE Energy Co.	88,884	3,772
	MDU Resources Group, Inc.	94,969	3,311

64

Mid-Cap Value Index Fund

		Market
		Value•
	Shares	($000)
Wisconsin Energy Corp.	64,066	2,897
CenterPoint Energy Inc.	170,380	2,735
Pepco Holdings, Inc.	106,162	2,723
NiSource, Inc.	150,217	2,692
ONEOK, Inc.	54,163	2,645
TECO Energy, Inc.	115,427	2,481
National Fuel Gas Co.	41,186	2,450
Questar Corp.	33,136	2,354
SCANA Corp.	60,724	2,247
Northeast Utilities	84,966	2,169
Energy East Corp.	86,719	2,144
Integrys Energy Group, Inc.	41,872	2,128
Alliant Energy Corp.	60,517	2,073
NSTAR	58,519	1,979
CMS Energy Corp.	123,372	1,838
Pinnacle West Capital Corp.	55,063	1,694
DPL Inc.	62,241	1,642
Sierra Pacific Resources	128,146	1,629
* Dynegy, Inc.	178,165	1,523
Energen Corp.	18,659	1,456
		59,891
Total Common Stocks
(Cost $656,128)		584,373
Temporary Cash Investment (1.2%)
1 Vanguard Market
Liquidity Fund,
2.405%—Note E
(Cost $6,637)	6,637,300	6,637
Total Investments (101.2%)
(Cost $662,765)		591,010
Other Assets and Liabilities (–1.2%)
Other Assets—Note B		7,762
Liabilities—Note E		(14,587)
		(6,825)
Net Assets (100%)		584,185

At June 30, 2008, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	695,512
Undistributed Net Investment Income	5,141
Accumulated Net Realized Losses	(44,713)
Unrealized Depreciation	(71,755)
Net Assets	584,185

Investor Shares—Net Assets
Applicable to 11,472,845 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	216,990
Net Asset Value Per Share—
Investor Shares	$18.91

ETF Shares—Net Assets
Applicable to 7,646,915 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	367,195
Net Asset Value Per Share—
ETF Shares	$48.02

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

65

Mid-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	5,414
Interest[1]	12
Security Lending	158
Total Income	5,584
Expenses
The Vanguard Group—Note B
Investment Advisory Services	21
Management and Administrative
Investor Shares	175
ETF Shares	81
Marketing and Distribution
Investor Shares	26
ETF Shares	32
Custodian Fees	71
Shareholders’ Reports
Investor Shares	5
ETF Shares	13
Total Expenses	424
Net Investment Income	5,160
Realized Net Gain (Loss)
Investment Securities Sold	(15,906)
Futures Contracts	(32)
Realized Net Gain (Loss)	(15,938)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(35,492)
Futures Contracts	(5)
Change in Unrealized Appreciation (Depreciation)	(35,497)
Net Increase (Decrease) in Net Assets Resulting from Operations	(46,275)

1  Interest income from an affiliated company of the fund was $12,000.

66

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,160	8,580
Realized Net Gain (Loss)	(15,938)	(2,661)
Change in Unrealized Appreciation (Depreciation)	(35,497)	(40,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	(46,275)	(34,745)
Distributions
Net Investment Income
Investor Shares	(198)	(3,809)
ETF Shares	(218)	(4,390)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	(416)	(8,199)
Capital Share Transactions—Note F
Investor Shares	43,178	149,699
ETF Shares	177,315	192,161
Net Increase (Decrease) from Capital Share Transactions	220,493	341,860
Total Increase (Decrease)	173,802	298,916
Net Assets
Beginning of Period	410,383	111,467
End of Period[1]	584,185	410,383

1  Net Assets—End of Period includes undistributed net investment income of $5,141,000 and $397,000.

67

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares
	Six Months	Year	Aug. 24,
	Ended	Ended	2006[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$20.95	$22.34	$20.00
Investment Operations
Net Investment Income	.197[2]	.427	.14
Net Realized and Unrealized Gain (Loss) on Investments	(2.218)	(1.407)	2.34
Total from Investment Operations	(2.021)	(.980)	2.48
Distributions
Dividends from Net Investment Income	(.019)	(.410)	(.14)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.019)	(.410)	(.14)
Net Asset Value, End of Period	$18.91	$20.95	$22.34

Total Return[3]	–9.65%	–4.37%	12.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$217	$195	$65
Ratio of Total Expenses to Average Net Assets	0.24%*	0.24%	0.26%*
Ratio of Net Investment Income to Average Net Assets	2.15%*	2.48%	2.50%*
Portfolio Turnover Rate[4]	45%*	46%	16%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

68

Mid-Cap Value Index Fund

ETF Shares
	Six Months	Year	Aug. 17,
	Ended	Ended	2006[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$53.16	$56.67	$51.00
Investment Operations
Net Investment Income	.531[2]	1.133	.373
Net Realized and Unrealized Gain (Loss) on Investments	(5.623)	(3.553)	5.661
Total from Investment Operations	(5.092)	(2.420)	6.034
Distributions
Dividends from Net Investment Income	(.048)	(1.090)	(.364)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.048)	(1.090)	(.364)
Net Asset Value, End of Period	$48.02	$53.16	$56.67

Total Return	–9.58%	–4.27%	11.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$367	$215	$46
Ratio of Total Expenses to Average Net Assets	0.12%*	0.13%	0.13%*
Ratio of Net Investment Income to Average Net Assets	2.27%*	2.59%	2.63%*
Portfolio Turnover Rate[3]	45%*	46%	16%

1  Inception.

2  Calculated based on average shares outstanding.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

69

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

70

Mid-Cap Value Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $51,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2008, the fund realized $11,465,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $16,686,000 to offset future net capital gains of $11,000 through December 31, 2014, $390,000 through December 31, 2015, and $16,285,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2008, the cost of investment securities for tax purposes was $662,765,000. Net unrealized depreciation of investment securities for tax purposes was $71,755,000, consisting of unrealized gains of $25,762,000 on securities that had risen in value since their purchase and $97,517,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2008, the fund purchased $386,889,000 of investment securities and sold $158,980,000 of investment securities other than temporary cash investments.

71

Mid-Cap Value Index Fund

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $6,244,000, for which the fund received cash collateral of $6,637,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	85,821	4,303	230,376	9,922
Issued in Lieu of Cash Distributions	180	9	3,464	167
Redeemed	(42,823)	(2,160)	(84,141)	(3,692)
Net Increase (Decrease)—Investor Shares	43,178	2,152	149,699	6,397
ETF Shares
Issued	224,885	4,500	297,171	5,033
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(47,570)	(900)	(105,010)	(1,800)
Net Increase (Decrease)—ETF Shares	177,315	3,600	192,161	3,233

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

72

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples, for the funds and share classes of funds that have at least six months of operating history, are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 74 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on the next page are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

73

Six Months Ended June 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Stock Index Fund	12/31/2007	6/30/2008	Period[1]
Based on Actual Fund Return
Extended Market
Investor Shares	$1,000.00	$926.58	$1.15
Admiral Shares	1,000.00	927.38	0.43
Signal Shares	1,000.00	927.40	0.43
Institutional Shares	1,000.00	927.40	0.29
ETF Shares	1,000.00	927.36	0.38
Mid-Cap
Investor Shares	$1,000.00	$920.97	$1.00
Admiral Shares	1,000.00	921.57	0.48
Signal Shares	1,000.00	921.35	0.48
Institutional Shares	1,000.00	921.73	0.33
ETF Shares	1,000.00	921.46	0.57
Mid-Cap Growth
Investor Shares	$1,000.00	$937.73	$1.16
ETF Shares	1,000.00	938.25	0.58
Mid-Cap Value
Investor Shares	$1,000.00	$903.52	$1.14
ETF Shares	1,000.00	904.21	0.57
Based on Hypothetical 5% Yearly Return
Extended Market
Investor Shares	$1,000.00	$1,023.67	$1.21
Admiral Shares	1,000.00	1,024.42	0.45
Signal Shares	1,000.00	1,024.42	0.45
Institutional Shares	1,000.00	1,024.57	0.30
ETF Shares	1,000.00	1,024.47	0.40
Mid-Cap
Investor Shares	$1,000.00	$1,023.82	$1.06
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.52	0.35
ETF Shares	1,000.00	1,024.27	0.60
Mid-Cap Growth
Investor Shares	$1,000.00	$1,023.67	$1.21
ETF Shares	1,000.00	1,024.27	0.60
Mid-Cap Value
Investor Shares	$1,000.00	$1,023.67	$1.21
ETF Shares	1,000.00	1,024.27	0.60

1  The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.24% for the Extended Market Index Fund Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.06% for Institutional Shares, and 0.08% for ETF Shares; 0.21% for the Mid-Cap Index Fund Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, and 0.12% for ETF Shares; 0.24% for the Mid-Cap Growth Index Fund Investor Shares and 0.12% for ETF Shares; 0.24% for the Mid-Cap Value Index Fund Investor Shares and 0.12% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

74

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Extended Market Index Fund, Mid-Cap Index Fund, Mid-Cap Growth Index Fund, and Mid-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

75

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

76

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan1

Born 1954  Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Trustee Since May 1987;  Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment Chairman of the Board and companies served by The Vanguard Group; Director of Vanguard Marketing Corporation. Chief Executive Officer 156 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis

Born 1937  Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures Trustee Since January 2001 in education); Senior Advisor to Greenwich Associates (international business strategy 156 Vanguard Funds Overseen consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948  Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Trustee Since January 2008 Officer for North America since 2004 and Corporate Vice President of Xerox Corporation 156 Vanguard Funds Overseen (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta

Born 1945  Principal Occupation(s) During the Past Five Years: Chairman, President, and Trustee Since December 20012 Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of 156 Vanguard Funds Overseen the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann

Born 1949  Principal Occupation(s) During the Past Five Years: President of the University of

Trustee Since June 2006  Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School 156 Vanguard Funds Overseen for Communication, and Graduate

School of Education of the University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the University Center for Human Values (1990–2004), Princeton University; Director of Carnegie Corporation of New York since 2005 and of Schuylkill River Development Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen

Born 1950  Principal Occupation(s) During the Past Five Years: Corporate Vice President and Trustee Since July 1998  Chief Global Diversity Officer since 2006, Vice President and Chief Information 156 Vanguard Funds Overseen Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952  Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance Trustee Since December 2004 and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty 156 Vanguard Funds Overseen Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.

Born 1941  Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Trustee Since January 1993 Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director 156 Vanguard Funds Overseen of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936  Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Trustee Since April 1985  Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and 156 Vanguard Funds Overseen AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers1

Thomas J. Higgins

Born 1957  Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer Since July 1998  Treasurer of each of the investment companies served by The Vanguard Group. 156 Vanguard Funds Overseen

F. William McNabb III

Born 1957  Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc., President Since March 2008 and of each of the investment companies served by The Vanguard Group since 2008; 156 Vanguard Funds Overseen Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam

Born 1956  Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Secretary Since July 2005  Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of 156 Vanguard Funds Overseen The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Signal, ETF, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
The funds or securities referred to herein are not	either www.vanguard.com or www.sec.gov.
sponsored, endorsed, or promoted by MSCI, and
MSCI bears no liability with respect to any such funds
or securities. For any such funds or securities, the	You can review and copy information about your fund
prospectus or the Statement of Additional Information	at the SEC’s Public Reference Room in Washington, D.C.
contains a more detailed description of the limited	To find out more about this public service, call the SEC
relationship MSCI has with The Vanguard Group and	at 202-551-8090. Information about your fund is also
any related funds.	available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q982 082008

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2008
				Market
				Value
			Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (11.2%)
*		Liberty Global, Inc. Series C	1,054,881	32,026
*		DISH Network Corp.	1,025,097	30,015
*		Discovery Holding Co. Class A	1,365,326	29,983
*		Cablevision Systems NY Group Class A	1,123,750	25,397
		BorgWarner, Inc.	563,670	25,016
*	^	Las Vegas Sands Corp.	500,418	23,740
		Ross Stores, Inc.	644,838	22,905
		Wynn Resorts Ltd.	271,470	22,084
*	^	Priceline.com, Inc.	187,046	21,596
*		MGM Mirage, Inc.	595,520	20,182
*		Time Warner Cable, Inc.	758,899	20,096
		Advance Auto Parts, Inc.	462,688	17,966
*	^	Mohawk Industries, Inc.	269,049	17,246
*		Urban Outfitters, Inc.	551,666	17,206
*		Liberty Global, Inc. Class A	540,182	16,978
		DeVry, Inc.	290,921	15,599
*	^	CarMax, Inc.	1,061,331	15,060
		Strayer Education, Inc.	69,016	14,429
*		Dollar Tree, Inc.	435,976	14,252
*	^	Sirius Satellite Radio, Inc.	7,278,526	13,975
		American Eagle Outfitters, Inc.	999,264	13,620
*	^	Lamar Advertising Co. Class A	376,689	13,572
*		NVR, Inc.	25,684	12,844
*		O’Reilly Automotive, Inc.	561,038	12,539
		Service Corp. International	1,267,813	12,501
*		Hanesbrands Inc.	456,694	12,395
		PetSmart, Inc.	618,151	12,332
*		XM Satellite Radio Holdings, Inc.	1,551,093	12,161
*		Penn National Gaming, Inc.	363,061	11,672
*		Toll Brothers, Inc.	622,452	11,659
*		ITT Educational Services, Inc.	139,557	11,532
*		DreamWorks Animation SKG, Inc.	385,489	11,491
*	^	Chipotle Mexican Grill, Inc.	134,015	11,072
		Royal Caribbean Cruises, Ltd.	476,800	10,714
		Tupperware Brands Corp.	301,013	10,301
*		Aeropostale, Inc.	323,993	10,151
*		LKQ Corp.	559,014	10,101
		Guess ?, Inc.	267,534	10,019
		Gentex Corp.	693,352	10,012
		John Wiley & Sons Class A	218,247	9,828
*		The Warnaco Group, Inc.	220,977	9,738
		Foot Locker, Inc.	751,508	9,356
*		Scientific Games Corp.	314,773	9,324
		Brinker International, Inc.	491,668	9,293
		Phillips-Van Heusen Corp.	249,288	9,129
*		Bally Technologies Inc.	265,658	8,979
*		Deckers Outdoor Corp.	63,108	8,785
		Sotheby’s	327,080	8,625
	^	Williams-Sonoma, Inc.	425,426	8,440
*		Getty Images, Inc.	230,950	7,836
*	^	Saks Inc.	695,156	7,633
*		Marvel Entertainment, Inc.	237,332	7,628
*		Dick’s Sporting Goods, Inc.	405,977	7,202

*		J. Crew Group, Inc.	211,539	6,983
*		AnnTaylor Stores Corp.	285,858	6,849
		Matthews International Corp.	150,892	6,829
*	^	Panera Bread Co.	147,229	6,811
		MDC Holdings, Inc.	170,499	6,660
*		Rent-A-Center, Inc.	323,024	6,645
*		Fossil, Inc.	224,640	6,530
		Hillenbrand Inc.	302,323	6,470
*	^	Vail Resorts Inc.	150,520	6,447
	^	Polaris Industries, Inc.	159,488	6,440
		Wolverine World Wide, Inc.	240,959	6,426
*		Jack in the Box Inc.	284,535	6,376
*		Career Education Corp.	435,139	6,357
		Arbitron Inc.	132,026	6,271
		Weight Watchers International, Inc.	171,910	6,122
*		Exide Technologies	364,582	6,110
*		WMS Industries, Inc.	201,788	6,007
*		Jarden Corp.	327,939	5,982
*		Quiksilver, Inc.	608,875	5,979
		Regal Entertainment Group Class A	378,945	5,790
		Aaron Rents, Inc.	255,819	5,712
*	^	Netflix.com, Inc.	217,920	5,681
		International Speedway Corp.	144,401	5,636
*		The Gymboree Corp.	139,950	5,608
		Regis Corp.	208,151	5,485
		Barnes & Noble, Inc.	219,477	5,452
*		Lear Corp.	374,246	5,307
*		The Cheesecake Factory Inc.	324,691	5,166
		OfficeMax, Inc.	368,800	5,126
*	^	Life Time Fitness, Inc.	164,517	4,861
*		Corinthian Colleges, Inc.	412,264	4,786
*		Gaylord Entertainment Co.	197,740	4,738
*		Morningstar, Inc.	64,251	4,628
*		Chico’s FAS, Inc.	854,345	4,588
*		Tractor Supply Co.	157,265	4,567
		Brunswick Corp.	425,000	4,505
*	^	Under Armour, Inc.	175,393	4,497
		Ryland Group, Inc.	205,196	4,475
		Interactive Data Corp.	177,500	4,461
		ArvinMeritor, Inc.	356,707	4,452
*		Coinstar, Inc.	135,437	4,430
*		Sonic Corp.	290,106	4,294
		Bob Evans Farms, Inc.	149,958	4,289
*		The Children’s Place Retail Stores, Inc.	114,652	4,139
	^	Pool Corp.	231,524	4,112
		Choice Hotels International, Inc.	153,288	4,062
		Men’s Wearhouse, Inc.	248,981	4,056
		Burger King Holdings Inc.	150,056	4,020
*		TRW Automotive Holdings Corp.	210,711	3,892
*		Live Nation, Inc.	366,842	3,881
*		Timberland Co.	233,486	3,817
		Callaway Golf Co.	321,506	3,803
*		Carter’s, Inc.	273,997	3,787
*		Scholastic Corp.	126,218	3,617
*		Collective Brands, Inc.	309,530	3,600
	^	Thor Industries, Inc.	166,432	3,538
		Ethan Allen Interiors, Inc.	139,277	3,426
	^	Boyd Gaming Corp.	272,774	3,426
*		Clear Channel Outdoor Holdings, Inc. Class A	189,448	3,378

*	^	Iconix Brand Group Inc.	279,472	3,376
*		CEC Entertainment Inc.	118,941	3,332
		Stewart Enterprises, Inc. Class A	449,443	3,236
*	^	Zale Corp.	171,083	3,232
*	^	Crocs, Inc.	402,889	3,227
		CKE Restaurants Inc.	254,434	3,173
		The Buckle, Inc.	69,338	3,171
		Furniture Brands International Inc.	236,824	3,164
*		Skechers U.S.A., Inc.	158,366	3,129
		Belo Corp. Class A	426,585	3,118
*	^	Blue Nile Inc.	72,767	3,094
		UniFirst Corp.	69,264	3,093
*		Tenneco Automotive, Inc.	226,073	3,059
*		Pinnacle Entertainment, Inc.	290,825	3,051
*		The Dress Barn, Inc.	219,447	2,936
		Penske Automotive Group Inc.	198,921	2,932
*		Valassis Communications, Inc.	232,965	2,917
		American Greetings Corp. Class A	236,207	2,915
*	^	Hibbett Sports Inc.	137,917	2,910
*		JAKKS Pacific, Inc.	132,571	2,897
	^	Genesco, Inc.	92,986	2,870
*		Pacific Sunwear of California, Inc.	334,323	2,852
	^	Tempur-Pedic International Inc.	362,363	2,830
*		Jo-Ann Stores, Inc.	122,623	2,824
*	^	DineEquity, Inc.	74,774	2,794
		Brown Shoe Co., Inc.	204,982	2,778
*		Papa John’s International, Inc.	99,891	2,656
		CBRL Group, Inc.	107,356	2,631
*	^	P.F. Chang’s China Bistro, Inc.	117,257	2,620
*		Sally Beauty Co. Inc.	396,023	2,558
		Hearst-Argyle Television Inc.	131,957	2,534
*		Charming Shoppes, Inc.	550,216	2,525
*	^	Blockbuster Inc. Class A	957,154	2,393
*		ATC Technology Corp.	102,725	2,391
		Harte-Hanks, Inc.	208,387	2,386
*		Domino’s Pizza, Inc.	206,370	2,373
	^	Circuit City Stores, Inc.	818,950	2,367
*	^	Jos. A. Bank Clothiers, Inc.	88,230	2,360
	^	Columbia Sportswear Co.	63,896	2,348
*		Texas Roadhouse, Inc.	259,902	2,331
		Cooper Tire & Rubber Co.	295,338	2,315
		Fred’s, Inc.	205,787	2,313
*		CSK Auto Corp.	218,963	2,295
*		Red Robin Gourmet Burgers, Inc.	81,662	2,265
*		Finish Line, Inc.	260,001	2,262
*	^	Meritage Corp.	148,790	2,257
		CKX, Inc.	255,393	2,235
		Group 1 Automotive, Inc.	112,380	2,233
		Cato Corp. Class A	155,117	2,209
*		thinkorswim Group, Inc.	312,298	2,202
*		Champion Enterprises, Inc.	376,107	2,200
*		Charlotte Russe Holding Inc.	123,160	2,187
		National CineMedia Inc.	204,061	2,175
		Stage Stores, Inc.	186,194	2,173
		K-Swiss, Inc.	146,070	2,147
*		Pre-Paid Legal Services, Inc.	52,831	2,146
*	^	Cabela’s Inc.	194,639	2,143
*	^	True Religion Apparel, Inc.	79,849	2,128
		Sauer-Danfoss, Inc.	68,196	2,124

	^	NutriSystem, Inc.	148,289	2,097
*	^	Charter Communications, Inc.	1,991,936	2,092
		World Wrestling Entertainment, Inc.	131,859	2,040
*		Steven Madden, Ltd.	110,494	2,031
*		RCN Corp.	188,312	2,030
*		Tween Brands, Inc.	122,155	2,011
*	^	Overstock.com, Inc.	77,449	2,010
	^	La-Z-Boy Inc.	260,328	1,992
		Modine Manufacturing Co.	160,447	1,985
*		Chipotle Mexican Grill, Inc. Class B	26,200	1,974
*		RC2 Corp.	105,920	1,966
		Movado Group, Inc.	99,212	1,964
	^	Talbots Inc.	166,167	1,926
*	^	Raser Technologies, Inc.	197,457	1,923
*		Volcom, Inc.	79,632	1,906
		Churchill Downs, Inc.	53,790	1,876
		Superior Industries International, Inc.	110,972	1,873
*	^	Buffalo Wild Wings Inc.	75,374	1,872
		Sonic Automotive, Inc.	145,013	1,869
		The Pep Boys (Manny, Moe & Jack)	211,653	1,846
*		Cox Radio, Inc.	154,658	1,825
		Speedway Motorsports, Inc.	89,330	1,821
		Jackson Hewitt Tax Service Inc.	147,899	1,807
		American Axle & Manufacturing Holdings, Inc.	221,761	1,772
	^	Ameristar Casinos, Inc.	125,657	1,737
	^	Borders Group, Inc.	288,081	1,728
*		Fuel Systems Solutions, Inc.	44,876	1,728
*		The Wet Seal, Inc. Class A	361,772	1,726
*		Mediacom Communications Corp.	320,099	1,709
*	^	Quantum Fuel Systems Technologies Worldwide, Inc.	550,940	1,697
		Idearc Inc.	720,452	1,693
*		Visteon Corp.	642,301	1,689
		National Presto Industries, Inc.	26,315	1,689
		Triarc Cos., Inc. Class B	265,863	1,683
*	^	Peet’s Coffee & Tea Inc.	84,467	1,674
*		Denny’s Corp.	585,941	1,664
*		California Pizza Kitchen, Inc.	147,971	1,656
*		99 Cents Only Stores	248,924	1,643
		Ambassadors Group, Inc.	108,708	1,622
*		Entravision Communications Corp.	402,220	1,617
	^	Landry’s Restaurants, Inc.	87,751	1,577
*		Universal Technical Institute Inc.	126,240	1,573
		Blyth, Inc.	128,647	1,548
*		Morgans Hotel Group	149,387	1,539
*		Capella Education Co.	25,654	1,530
		Sinclair Broadcast Group, Inc.	200,947	1,527
	^	Warner Music Group Corp.	211,755	1,512
*		Pier 1 Imports Inc.	437,194	1,504
		Oxford Industries, Inc.	77,649	1,487
*		Hayes Lemmerz International, Inc.	518,114	1,471
*	^	Zumiez Inc.	88,074	1,460
*		Steinway Musical Instruments Inc.	54,862	1,448
	^	Winnebago Industries, Inc.	141,948	1,446
		Asbury Automotive Group, Inc.	111,844	1,437
*		Drew Industries, Inc.	89,820	1,433
		Ruby Tuesday, Inc.	256,711	1,386
	^	Media General, Inc. Class A	115,136	1,376
*		Midas Inc.	101,320	1,368
*		Universal Electronics, Inc.	65,363	1,366

		Spartan Motors, Inc.	182,713	1,365
	^	The McClatchy Co. Class A	199,756	1,354
		bebe stores, inc.	139,841	1,344
*		Stamps.com Inc.	107,676	1,344
	^	Sealy Corp.	232,329	1,334
		Cinemark Holdings Inc.	101,745	1,329
		The Marcus Corp.	86,043	1,286
*		Rentrak Corp.	88,074	1,240
*		Dolan Media Co.	67,900	1,236
*		Maidenform Brands, Inc.	91,200	1,231
		Christopher & Banks Corp.	180,246	1,226
*		Audiovox Corp.	124,614	1,224
*		Hot Topic, Inc.	226,075	1,223
*		PC Mall, Inc.	89,893	1,219
*		AFC Enterprises, Inc.	148,633	1,188
*		Knology, Inc.	107,494	1,181
*		Learning Tree International, Inc.	68,749	1,176
*		1-800-FLOWERS.COM, Inc.	180,375	1,163
		Monro Muffler Brake, Inc.	74,645	1,156
		Systemax Inc.	64,019	1,130
		Citadel Broadcasting Corp.	909,751	1,110
	^	Standard Pacific Corp.	322,171	1,089
*		Coldwater Creek Inc.	205,556	1,085
*		Citi Trends Inc.	47,719	1,081
*	^	Hovnanian Enterprises Inc. Class A	196,742	1,078
*		Hawk Corp. Class A	57,843	1,076
*		Leapfrog Enterprises, Inc.	128,491	1,069
*	^	Martha Stewart Living Omnimedia, Inc.	144,183	1,067
*		Perry Ellis International Corp.	50,145	1,064
*	^	Krispy Kreme Doughnuts, Inc.	211,840	1,057
*		R.H. Donnelley Corp.	350,965	1,053
		FTD Group, Inc.	78,941	1,052
		Entercom Communications Corp.	148,077	1,040
*		Gaiam, Inc.	76,414	1,032
*		New York & Co., Inc.	109,908	1,003
*		PetMed Express, Inc.	81,473	998
	^	Brookfield Homes Corp.	80,809	992
*		A.C. Moore Arts & Crafts, Inc.	139,604	984
	^	Beazer Homes USA, Inc.	176,650	984
*		Cavco Industries, Inc.	29,750	974
		Kenneth Cole Productions, Inc.	74,761	949
*		The Princeton Review, Inc.	139,455	943
		M/I Homes, Inc.	59,526	936
*		Shuffle Master, Inc.	186,740	922
*	^	Crown Media Holdings, Inc.	194,504	922
		Journal Communications, Inc.	188,224	907
		CSS Industries, Inc.	36,948	895
*		Nobel Learning Communities, Inc.	63,095	889
		Nautilus Inc.	174,690	887
*	^	iRobot Corp.	64,515	886
*		hhgregg, Inc.	88,568	886
*		Steak n Shake Co.	139,740	885
*		Stoneridge, Inc.	50,516	862
		Cherokee Inc.	42,701	860
*		Fisher Communications, Inc.	24,786	854
		Bassett Furniture Industries, Inc.	72,304	853
	^	Marine Products Corp.	129,077	852
*		Fleetwood Enterprises, Inc.	322,313	844
		Dover Motorsports, Inc.	164,004	835

		CPI Corp.	43,708	819
*		Lin TV Corp.	134,775	803
		O’Charley’s Inc.	79,789	803
*		Amerigon Inc.	111,980	796
	^	Lee Enterprises, Inc.	199,440	796
*	^	Smith & Wesson Holding Corp.	147,623	769
*		America’s Car-Mart, Inc.	42,864	768
*		Bluegreen Corp.	126,458	765
*		Hollywood Media Corp.	310,259	760
*		Sturm, Ruger & Co., Inc.	107,312	758
		AH Belo Corp.	131,896	752
*		Saga Communications, Inc.	148,907	746
*		BJ’s Restaurants Inc.	73,585	716
*		MTR Gaming Group Inc.	148,812	710
*	^	Core-Mark Holding Co., Inc.	26,883	704
*		Mothers Work, Inc.	67,520	680
*		Franklin Covey Co.	77,983	677
*		Tuesday Morning Corp.	163,135	670
		Haverty Furniture Cos., Inc.	66,379	666
		Libbey, Inc.	89,327	665
		Stanley Furniture Co., Inc.	61,417	663
*		Russ Berrie and Co., Inc.	83,021	662
*		Design Within Reach Inc.	188,952	658
*		Unifi, Inc.	255,707	644
*		Luby’s, Inc.	105,439	643
*		4Kids Entertainment Inc.	85,214	631
*		Red Lion Hotels Corp.	78,800	628
*		Cache, Inc.	58,041	621
		Big 5 Sporting Goods Corp.	81,885	620
		PRIMEDIA Inc.	132,709	618
*		Cumulus Media Inc.	156,214	615
*		Monarch Casino & Resort, Inc.	51,748	611
*		drugstore.com, Inc.	318,507	605
		Weyco Group, Inc.	22,786	605
	^	Stein Mart, Inc.	134,004	604
*		Lodgian, Inc.	77,000	603
*	^	MarineMax, Inc.	84,021	602
*	^	LodgeNet Interactive Corp.	122,254	600
*	^	Conn’s, Inc.	37,316	600
*		ValueVision Media, Inc.	167,500	598
		Frisch’s Restaurants, Inc.	25,701	597
*		Rubio’s Restaurants, Inc.	118,426	593
*		Youbet.com, Inc.	467,035	593
*		Build-A-Bear-Workshop, Inc.	81,039	589
*		Culp, Inc.	82,428	579
*		American Public Education, Inc.	14,775	577
*	^	Empire Resorts Inc.	192,357	564
*		Famous Dave’s of America, Inc.	72,918	561
*		DEI Holdings, Inc.	322,343	548
		Skyline Corp.	23,087	543
		Gray Television, Inc.	182,842	525
		Strattec Security Corp.	14,793	518
*		Lakes Entertainment, Inc.	78,676	518
*		Great Wolf Resorts, Inc.	117,042	511
*		Nexstar Broadcasting Group, Inc.	124,875	511
*		Shoe Carnival, Inc.	43,291	510
*		Town Sports International Holdings, Inc.	54,278	507
		Shiloh Industries, Inc.	53,686	504
*	^	Orbitz Worldwide, Inc.	99,800	500

*	^	WorldSpace, Inc. Class A	263,574	493
*		Ruth’s Hospitality Group Inc.	94,882	491
*		DSW Inc. Class A	41,718	491
		Dover Downs Gaming & Entertainment, Inc.	76,182	489
*		Emmis Communications, Inc.	193,473	488
*	^	VCG Holding Corp	129,258	485
*		Multimedia Games Inc.	109,410	484
*	^	Rocky Brands Inc	99,876	482
*	^	Palm Harbor Homes, Inc.	86,930	481
*		G-III Apparel Group, Ltd.	38,762	478
*		Dorman Products, Inc.	58,318	470
		Hooker Furniture Corp.	26,843	465
*		Joe’s Jeans, Inc.	389,951	460
*		Lumber Liquidators, Inc.	35,290	459
*		Trans World Entertainment Corp.	160,482	456
*		E Com Ventures, Inc.	27,035	452
*	^	Forward Industries, Inc.	168,288	451
*		Playboy Enterprises, Inc. Class B	91,178	450
*		Cosi, Inc.	179,081	449
		Monaco Coach Corp.	147,121	447
*		Casual Male Retail Group, Inc.	145,726	444
*	^	American Apparel, Inc.	65,800	438
		Escalade, Inc.	80,318	435
*	^	Isle of Capri Casinos, Inc.	90,167	432
*		Westwood One, Inc.	334,932	419
		Books-a-Million Inc.	54,504	418
*		Retail Ventures, Inc.	90,164	415
*		K12 Inc.	19,130	410
*		Interstate Hotels & Resorts, Inc.	155,581	403
*		Shutterfly, Inc.	33,000	403
*	^	Source Interlink Cos., Inc.	180,748	399
*	^	Premier Exhibitions Inc.	86,968	395
		Arctic Cat, Inc.	50,072	393
		Beasley Broadcast Group, Inc.	85,961	393
*		Select Comfort Corp.	239,402	393
*		Riviera Holdings Corp.	38,655	392
*		Outdoor Channel Holdings Inc.	55,965	391
*		McCormick & Schmick’s Seafood Restaurants, Inc.	40,173	387
		Lithia Motors, Inc.	78,384	386
*		Eddie Bauer Holding, Inc.	92,038	382
*		Insignia Systems, Inc.	213,749	363
*		Spanish Broadcasting System, Inc.	309,888	353
*	^	Jamba Inc.	189,850	351
*		Benihana Inc. Class A	54,980	349
		Craftmade International, Inc.	53,419	348
		Flexsteel Industries, Inc.	30,581	344
		Nobility Homes, Inc.	20,807	332
	^	Lifetime Brands, Inc.	39,254	320
		J. Alexander’s Corp.	45,600	319
*		Tandy Leather Factory, Inc.	101,305	309
*	^	WCI Communities, Inc.	208,355	302
*		Century Casinos, Inc.	91,400	300
*		Harris Interactive Inc.	146,880	295
		Standard Motor Products, Inc.	36,004	294
		Triarc Cos., Inc. Class A	45,566	292
		Collectors Universe, Inc.	35,293	286
*		Progressive Gaming International Corp.	226,600	283
		ARK Restaurants Corp.	10,803	280
*		Hartmarx Corp.	127,709	277

*		CoActive Marketing Group, Inc.	90,899	276
*	^	Rick’s Cabaret International, Inc.	16,335	274
		Noble International, Ltd.	60,630	271
*		Mac-Gray Corp.	22,799	268
*		REX Stores Corp.	23,108	267
*		Carrols Restaurant Group Inc.	49,616	258
*		Cost Plus, Inc.	102,258	256
*		Pomeroy IT Solutions, Inc.	54,009	248
*		New Motion, Inc.	58,245	242
		Carmike Cinemas, Inc.	40,752	239
*		E. Gottschalk & Co., Inc.	105,896	238
*		Meade Instruments Corp.	249,555	225
*	^	Ambassadors International, Inc.	51,143	224
*		Franklin Electronic Publishers, Inc.	109,761	223
	^	Bon-Ton Stores, Inc.	41,606	217
*		Carriage Services, Inc.	32,285	213
*	^	Trump Entertainment Resorts, Inc.	111,347	213
*		Regent Communications, Inc.	231,837	208
*	^	Charles & Colvard Ltd.	179,486	201
*		West Marine, Inc.	48,185	198
*		Nexcen Brands, Inc.	347,063	194
*		Emerson Radio Corp.	146,755	191
*		Radio One, Inc. Class D	147,500	190
*		Gaming Partners International	48,997	190
*	^	InfoSonics Corp.	253,167	190
*		Navarre Corp.	112,691	185
	^	Orleans Homebuilders, Inc.	50,004	183
*		Woodbridge Holdings Corp.	156,983	182
*		Rockford Corp.	168,328	178
*		Coachmen Industries, Inc.	83,518	177
*		Ashworth, Inc.	50,656	177
*		The Dixie Group, Inc.	26,360	173
*		Benihana Inc.	27,540	172
*		Silverleaf Resorts, Inc.	76,000	171
*		The Walking Co. Holdings, Inc.	29,163	168
*		Alloy, Inc.	22,775	165
*		Fairchild Corp.	77,735	164
*		Celebrate Express, Inc.	43,378	164
*		Radio One, Inc.	112,893	159
		GateHouse Media, Inc.	63,500	156
*	^	WPT Enterprises Inc.	150,745	155
		Delta Apparel, Inc.	40,646	150
*	^	Nitches Inc.	136,011	132
*		Kirkland’s, Inc.	58,213	131
*	^	Amerityre Corp.	99,178	129
*		Proliance International Inc.	133,284	127
*		Lincoln Educational Services	10,635	124
*	^	Playboy Enterprises, Inc. Class A	22,850	121
*	^	Medialink Worldwide, Inc.	113,009	120
*		Concord Camera Corp.	32,844	118
		Johnson Outdoors Inc.	7,174	111
*		Hallwood Group Inc.	1,600	111
		Salem Communications Corp.	54,562	107
*	^	Six Flags, Inc.	92,946	107
*	^	Bluefly, Inc.	25,263	104
*		Morton’s Restaurant Group Inc.	15,060	104
*	^	Syntax-Brillian Corp.	188,677	98
*		California Coastal Communities, Inc.	24,348	93
*		NTN Communications, Inc.	273,189	93

*	^	Heelys Inc.	21,401	87
*		Golfsmith International Holdings, Inc.	37,250	85
*		Ulta Salon, Cosmetics & Fragrance, Inc.	7,500	84
*		Gander Mountain Co.	21,005	78
		Aldila, Inc.	12,255	70
*		Bakers Footwear Group Inc.	67,036	68
*	^	Caribou Coffee Co.	35,776	65
*		Duckwall-ALCO Stores, Inc.	6,717	62
*		Acme Communications, Inc.	40,468	56
		ILX Resorts Inc.	18,700	49
*		Cavalier Homes, Inc.	24,500	48
*		Max & Erma’s Restaurant, Inc.	11,405	44
*		Triple Crown Media, Inc.	86,766	41
		Aaron Rents, Inc. Class A	2,025	40
*		Buca, Inc.	100,544	39
		Sport Supply Group Inc.	3,578	37
*		Young Broadcasting Inc.	232,572	33
*		SPEEDUS Corp.	19,899	25
*		Tarragon Corp.	11,944	21
*	^	Comstock Homebuilding Cos., Inc.	52,058	19
*		Wilsons The Leather Experts Inc.	215,631	17
*		Shoe Pavilion, Inc.	61,918	14
*		SPAR Group, Inc.	7,650	6
*		Finlay Enterprises, Inc.	8,246	4
		Syms Corp.	200	3
*		Singing Machine Co., Inc.	6,000	1
*	^	Gadzooks, Inc.	92,160	—
				1,451,931
Consumer Staples (3.0%)
		Bunge Ltd.	589,583	63,492
*		Dr. Pepper Snapple Group, Inc.	1,230,584	25,818
*		Energizer Holdings, Inc.	279,156	20,404
		Church & Dwight, Inc.	322,793	18,189
		Corn Products International, Inc.	359,886	17,674
		Hormel Foods Corp.	349,140	12,084
*		BJ’s Wholesale Club, Inc.	291,791	11,292
*		Smithfield Foods, Inc.	567,690	11,286
		Alberto-Culver Co.	420,426	11,045
		J.M. Smucker Co.	269,899	10,969
		Flowers Foods, Inc.	379,243	10,748
*	^	Hansen Natural Corp.	295,962	8,530
*		NBTY, Inc.	251,502	8,063
		Del Monte Foods Co.	958,376	6,804
*		Darling International, Inc.	394,464	6,517
*	^	Rite Aid Corp.	4,033,664	6,414
		Ruddick Corp.	179,879	6,172
*	^	Ralcorp Holdings, Inc.	124,526	6,157
		Longs Drug Stores, Inc.	145,491	6,127
*	^	Chattem, Inc.	92,768	6,035
		Universal Corp. (VA)	130,566	5,904
		Casey’s General Stores, Inc.	245,494	5,688
		PepsiAmericas, Inc.	284,265	5,623
*		Hain Celestial Group, Inc.	196,122	4,605
*		United Natural Foods, Inc.	207,552	4,043
*		TreeHouse Foods Inc.	151,391	3,673
		Nu Skin Enterprises, Inc.	240,490	3,588
		The Andersons, Inc.	87,799	3,574
	^	Tootsie Roll Industries, Inc.	130,809	3,287
*	^	Chiquita Brands International, Inc.	210,079	3,187

*		Green Mountain Coffee Roasters, Inc.	83,787	3,148
		Vector Group Ltd.	190,395	3,071
		Lancaster Colony Corp.	100,276	3,036
		Lance, Inc.	152,049	2,854
		Pilgrim’s Pride Corp.	219,249	2,848
*		Winn-Dixie Stores, Inc.	167,920	2,690
		Sanderson Farms, Inc.	74,694	2,578
*		The Great Atlantic & Pacific Tea Co., Inc.	112,838	2,575
		Nash-Finch Co.	72,868	2,497
		Spartan Stores, Inc.	104,485	2,403
		J & J Snack Foods Corp.	87,087	2,387
		WD-40 Co.	79,446	2,324
		Weis Markets, Inc.	69,055	2,242
*		Prestige Brands Holdings Inc.	207,359	2,210
*		Alliance One International, Inc.	431,818	2,207
*	^	Smart Balance Inc.	303,782	2,190
*	^	Bare Escentuals, Inc.	113,903	2,133
*		Boston Beer Co., Inc. Class A	52,319	2,128
	^	Cal-Maine Foods, Inc.	59,405	1,960
*		Elizabeth Arden, Inc.	123,210	1,870
*		Central Garden & Pet Co. Class A	385,807	1,582
*	^	USANA Health Sciences, Inc.	56,941	1,530
		PriceSmart, Inc.	75,522	1,494

		Diamond Foods, Inc.	63,223	1,457
		Ingles Markets, Inc.	54,184	1,264
		Farmer Brothers, Inc.	55,700	1,178
*		The Pantry, Inc.	109,483	1,167
		B&G Foods Inc.	122,771	1,147
*	^	Lifeway Foods, Inc.	83,769	996
*		Omega Protein Corp.	66,496	994
		Inter Parfums, Inc.	61,324	920
		National Beverage Corp.	123,838	900
		Coca-Cola Bottling Co.	23,210	858
		Arden Group Inc. Class A	6,188	784
		Reddy Ice Holdings, Inc.	54,800	750
*		Revlon, Inc. Class A	873,355	742
		Alico, Inc.	20,636	715
*	^	Spectrum Brands Inc.	273,967	699
		United Guardian, Inc.	59,589	694
		Imperial Sugar Co.	41,909	651
*		Natural Alternatives International, Inc.	75,737	605
*		Nutraceutical International Corp.	47,412	569
*		Monterey Pasta Co.	277,861	561
*		John B. Sanfilippo & Son, Inc.	63,824	558
*		Susser Holdings Corp.	48,750	472
*		Zapata Corp.	56,072	392
		Rocky Mountain Chocolate Factory, Inc.	37,288	359
		Calavo Growers, Inc.	28,974	355
		MGP Ingredients, Inc.	59,959	348
*		Medifast, Inc.	59,209	311
*	^	Jones Soda Co.	89,499	288
	^	Mannatech, Inc.	49,720	270
*	^	Star Scientific, Inc.	210,333	252
*		Parlux Fragrances, Inc.	46,240	231
		Schiff Nutrition International, Inc.	40,607	227
*		Physicians Formula Holdings, Inc.	24,205	226
		Reliv International, Inc.	38,664	211
*		Cusine Solutions, Inc.	94,240	203

		Village Super Market Inc. Class A	4,722	182
*		IGI, Inc.	71,700	168
*		Integrated Biopharma, Inc.	59,810	149
*		Overhill Farms Inc.	4,800	33
*		Diedrich Coffee, Inc.	13,950	30
*		Vermont Pure Holdings, Ltd.	600	1
				393,866
Energy (11.7%)
*		Ultra Petroleum Corp.	741,250	72,791
		Arch Coal, Inc.	699,337	52,471
*		Petrohawk Energy Corp.	1,058,089	49,000
*		FMC Technologies Inc.	621,356	47,801
		Diamond Offshore Drilling, Inc.	330,368	45,967
		Pioneer Natural Resources Co.	580,090	45,409
*		Denbury Resources, Inc.	1,193,847	43,575
*		Newfield Exploration Co.	639,411	41,722
*		Pride International, Inc.	814,266	38,507
*		Plains Exploration & Production Co.	521,782	38,074
		Helmerich & Payne, Inc.	506,399	36,471
*		Alpha Natural Resources, Inc.	341,228	35,587
*		SandRidge Energy, Inc.	525,209	33,918
*		Forest Oil Corp.	430,909	32,103
		Cimarex Energy Co.	402,230	28,023
		Patterson-UTI Energy, Inc.	749,775	27,022
*		Exterran Holdings, Inc.	318,701	22,784
*		Whiting Petroleum Corp.	205,520	21,802
*		Superior Energy Services, Inc.	392,062	21,618
*		Oceaneering International, Inc.	267,590	20,618
*		Patriot Coal Corp.	129,892	19,911
		Foundation Coal Holdings, Inc.	220,274	19,512
*		Encore Acquisition Co.	258,734	19,454
*		Quicksilver Resources, Inc.	500,394	19,335
		St. Mary Land & Exploration Co.	298,672	19,306
*		Unit Corp.	229,012	19,001
*		Comstock Resources, Inc.	221,136	18,671
*		Helix Energy Solutions Group, Inc.	445,011	18,530
*		Atwood Oceanics, Inc.	135,238	16,815
*		Dresser Rand Group, Inc.	417,604	16,328
		Tidewater Inc.	249,828	16,246
*		Mariner Energy Inc.	426,507	15,768
*		Oil States International, Inc.	240,669	15,268
		Penn Virginia Corp.	202,329	15,260
*		EXCO Resources, Inc.	398,455	14,707
*		W-H Energy Services, Inc.	149,674	14,330
*		Hercules Offshore, Inc.	366,742	13,944
		Berry Petroleum Class A	215,166	12,669
		Frontier Oil Corp.	504,691	12,067
*		Key Energy Services, Inc.	608,391	11,815
*		IHS Inc. Class A	154,154	10,729
		Overseas Shipholding Group Inc.	129,632	10,308
*		Continental Resources, Inc.	147,271	10,209
*		Swift Energy Co.	147,751	9,760
*		Bill Barrett Corp.	163,328	9,703
*		SEACOR Holdings Inc.	106,238	9,509
*	^	BPZ Energy, Inc.	316,337	9,300
*		Stone Energy Corp.	137,800	9,082
*		Carrizo Oil & Gas, Inc.	128,934	8,779
*		Arena Resources, Inc.	163,156	8,618
*		Complete Production Services, Inc.	236,004	8,595

*		TETRA Technologies, Inc.	362,295	8,590
*		Dril-Quip, Inc.	132,241	8,331
*		Delta Petroleum Corp.	323,695	8,261
*	^	International Coal Group, Inc.	617,713	8,061
		Atlas America, Inc.	175,698	7,915
*		Global Industries Ltd.	440,960	7,906
*		Grey Wolf, Inc.	865,877	7,819
		W&T Offshore, Inc.	132,989	7,781
*	^	Goodrich Petroleum Corp.	88,752	7,359
*		James River Coal Co.	122,527	7,191
*		Rosetta Resources, Inc.	248,998	7,096
		Holly Corp.	191,540	7,072
*		ION Geophysical Corp.	400,726	6,993
		Crosstex Energy, Inc.	199,313	6,908
*		Bristow Group, Inc.	135,707	6,716
*		Gulfmark Offshore, Inc.	111,602	6,493
*		Hornbeck Offshore Services, Inc.	111,975	6,328
*	^	McMoRan Exploration Co.	223,433	6,149
*		Contango Oil & Gas Co.	65,836	6,117
		Lufkin Industries, Inc.	71,693	5,971
*		CNX Gas Corp.	138,757	5,833
		CARBO Ceramics Inc.	98,767	5,763
*		PetroQuest Energy, Inc.	211,447	5,688
*		Parker Drilling Co.	548,434	5,490
*		NATCO Group Inc.	96,701	5,273
*		ATP Oil & Gas Corp.	124,762	4,924
*		Petroleum Development Corp.	71,810	4,775
*		Pioneer Drilling Co.	241,250	4,538
*		GMX Resources Inc.	55,887	4,141
*		Warren Resources Inc.	281,783	4,137
*		Parallel Petroleum Corp.	200,695	4,040
*		Concho Resources, Inc.	106,848	3,985
		General Maritime Corp.	151,769	3,943
*		Basic Energy Services Inc.	109,953	3,464
*		Newpark Resources, Inc.	435,989	3,427
*		Clayton Williams Energy, Inc.	30,388	3,341
*	^	USEC Inc.	539,303	3,279
		World Fuel Services Corp.	139,479	3,060
*		Brigham Exploration Co.	187,997	2,976
*		Matrix Service Co.	126,125	2,908
*		T-3 Energy Services, Inc.	35,029	2,784
*		Callon Petroleum Co.	101,620	2,780
*		Trico Marine Services, Inc.	75,096	2,735
		RPC Inc.	157,915	2,653
*		Bois d’Arc Energy, Inc.	108,913	2,648
*		Gasco Energy Inc.	627,955	2,606
		Gulf Island Fabrication, Inc.	53,071	2,597
*		Vaalco Energy, Inc.	286,938	2,430
*		Superior Well Services, Inc.	76,601	2,429
*		Allis-Chalmers Energy Inc.	131,650	2,343
*		Energy Partners, Ltd.	156,231	2,331
*		Dawson Geophysical Co.	38,109	2,266
*		Harvest Natural Resources, Inc.	199,213	2,203
*		Cal Dive International, Inc.	135,647	1,938
*		CVR Energy, Inc.	99,605	1,917
*		Bronco Drilling Co., Inc.	101,790	1,871
*		TXCO Resources Inc.	153,732	1,808
*	^	Rentech, Inc.	946,280	1,798
*		PHI Inc.	44,038	1,770

*		ENGlobal Corp.	121,631	1,732
*		Abraxas Petroleum Corp.	313,139	1,694
*	^	Quest Resource Corp.	146,949	1,677
*		Gulfport Energy Corp.	97,530	1,606
	^	Western Refining, Inc.	133,685	1,583
*	^	VeraSun Energy Corp.	379,890	1,569
*		Natural Gas Services Group	50,000	1,524
*		Westmoreland Coal Co.	71,654	1,513
*		Cano Petroleum Inc.	184,887	1,468
*		OYO Geospace Corp.	23,929	1,410
*		Bolt Technology Corp.	61,350	1,385
*		Union Drilling, Inc.	63,467	1,376
*		Ngas Resources Inc.	147,032	1,364
*	^	GeoResources Inc.	73,406	1,352
*	^	Tri-Valley Corp.	180,236	1,339
*	^	FX Energy, Inc.	244,651	1,289
*		Endeavor International Corp.	561,903	1,219
*		Mitcham Industries, Inc.	67,711	1,157
*		American Oil & Gas Inc.	290,132	1,137
*		Veneco Inc.	48,182	1,118
*		Double Eagle Petroleum Co.	59,436	1,084
*	^	Northern Oil and Gas, Inc.	79,600	1,057
		Panhandle Royalty Co.	30,500	1,033
*		Syntroleum Corp.	582,860	997
*	^	Uranium Resources Inc.	263,875	974
*		RAM Energy Resources, Inc.	150,640	949
*	^	Cheniere Energy, Inc.	216,602	947
*		Rex Energy Corp.	35,509	937
*		Geomet, Inc.	96,418	914
*	^	Royale Energy, Inc.	72,648	910
*		OMNI Energy Services Corp.	137,006	878
*		Credo Pete Corp.	62,975	868
*	^	Edge Petroleum Corp.	156,390	843
*		The Meridian Resource Corp.	247,174	729
*	^	Evergreen Energy, Inc.	389,748	678
*	^	SulphCo, Inc.	292,387	664
*	^	Verenium Corp.	341,815	660
*		Harken Energy Corp.	54,945	635
*	^	Toreador Resources Corp.	73,180	624
	^	Alon USA Energy, Inc.	43,840	524
*		PHI Inc. Non-Voting Shares	12,172	489
*	^	Hyperdynamics Corp.	283,694	479
*	^	Nova Biosource Fuels, Inc.	650,419	436
*	^	Aventine Renewable Energy Holdings, Inc.	98,537	434
*		Approach Resources Inc.	16,100	431
*	^	Transmeridian Exploration Inc.	659,506	415
*		National Coal Corp.	42,250	375
*		Geokinetics Inc.	19,900	360
*		Tengasco, Inc.	131,050	349
*		Clean Energy Fuels Corp.	29,236	336
*	^	Aurora Oil & Gas Corp.	606,300	261
*	^	Dune Energy, Inc.	244,700	252
*		Boots & Coots International Well Control, Inc.	88,580	211
		Barnwell Industries, Inc.	14,266	187
*		Houston American Energy Corp.	12,996	146
*		Crusader Energy Group Inc.	19,800	129
*		Green Plains Renewable Energy, Inc.	10,900	65
*		Pacific Ethanol, Inc.	6,281	11
*		Teton Energy Corp.	1,000	5

				1,513,529
Financials (16.3%)
		Invesco, Ltd.	1,881,366	45,115
		Nymex Holdings Inc.	460,008	38,861
		New York Community Bancorp, Inc.	1,654,774	29,521
		Ventas, Inc. REIT	672,303	28,620
		People’s United Financial Inc.	1,679,640	26,202
*		Nasdaq Stock Market Inc.	969,390	25,737
		AMB Property Corp. REIT	475,707	23,966
		Everest Re Group, Ltd.	300,654	23,965
		SL Green Realty Corp. REIT	283,373	23,441
		The Macerich Co. REIT	362,849	22,544
		Eaton Vance Corp.	562,134	22,350
		Regency Centers Corp. REIT	339,608	20,078
*		TD Ameritrade Holding Corp.	1,093,854	19,788
		Federal Realty Investment Trust REIT	285,407	19,693
		Health Care Inc. REIT	436,006	19,402
		White Mountains Insurance Group Inc.	43,062	18,474
*		Affiliated Managers Group, Inc.	198,784	17,902
*		Markel Corp.	48,166	17,677
		W.R. Berkley Corp.	719,812	17,391
		BlackRock, Inc.	96,871	17,146
		Rayonier Inc. REIT	380,959	16,176
		Duke Realty Corp. REIT	712,145	15,988
	^	The St. Joe Co.	448,918	15,407
		Alexandria Real Estate Equities, Inc. REIT	155,203	15,107
		Liberty Property Trust REIT	450,321	14,928
		Nationwide Health Properties, Inc. REIT	468,107	14,741
		Waddell & Reed Financial, Inc.	420,839	14,734
		SEI Investments Co.	608,763	14,318
		Cullen/Frost Bankers, Inc.	285,521	14,233
	^	Synovus Financial Corp.	1,602,537	13,990
		UDR, Inc. REIT	622,577	13,933
		Old Republic International Corp.	1,119,058	13,250
		Essex Property Trust, Inc. REIT	123,513	13,154
		Fidelity National Financial, Inc. Class A	1,038,439	13,084
		Digital Realty Trust, Inc. REIT	319,569	13,074
		Protective Life Corp.	338,948	12,897
		Taubman Co. REIT	256,532	12,480
		Nationwide Financial Services, Inc.	258,309	12,401
		Raymond James Financial, Inc.	458,631	12,103
		Commerce Bancshares, Inc.	304,085	12,060
		Associated Banc-Corp.	618,466	11,930
		First American Corp.	449,418	11,865
		Douglas Emmett, Inc. REIT	529,968	11,643
	^	Allied Capital Corp.	823,870	11,444
		Camden Property Trust REIT	258,046	11,421
		HCC Insurance Holdings, Inc.	536,784	11,348
		Forest City Enterprise Class A	349,874	11,273
	^	Realty Income Corp. REIT	490,444	11,163
		StanCorp Financial Group, Inc.	237,702	11,162
		Hospitality Properties Trust REIT	456,088	11,156
		Bank of Hawaii Corp.	232,743	11,125
		Weingarten Realty Investors REIT	362,755	10,999
		Mack-Cali Realty Corp. REIT	318,990	10,900
		Arthur J. Gallagher & Co.	450,510	10,857
		BRE Properties Inc. Class A REIT	247,669	10,719
		Senior Housing Properties Trust REIT	543,414	10,613
		The Hanover Insurance Group Inc.	249,607	10,608

		Apollo Investment Corp.	690,451	9,894
		Erie Indemnity Co. Class A	213,802	9,867
	^	Jefferies Group, Inc.	577,094	9,707
		Valley National Bancorp	611,568	9,644
		Brown & Brown, Inc.	553,419	9,624
*		Philadelphia Consolidated Holding Corp.	280,884	9,542
		UnionBanCal Corp.	234,525	9,480
		Jones Lang LaSalle Inc.	154,143	9,278
		American Financial Group, Inc.	342,888	9,172
	^	Popular, Inc.	1,360,672	8,967
*		Conseco, Inc.	896,483	8,893
		UMB Financial Corp.	172,374	8,838
		Highwood Properties, Inc. REIT	278,307	8,744
		iStar Financial Inc. REIT	652,527	8,620
		Wilmington Trust Corp.	325,784	8,614
		Potlatch Corp. REIT	190,593	8,600
		BioMed Realty Trust, Inc. REIT	348,393	8,546
		Fulton Financial Corp.	844,885	8,491
*		Alleghany Corp.	25,115	8,339
*		Knight Capital Group, Inc. Class A	456,331	8,205
		City National Corp.	194,852	8,197
		Mercury General Corp.	172,191	8,045
		Astoria Financial Corp.	396,588	7,963
		Corporate Office Properties Trust, Inc. REIT	230,501	7,913
		Washington Federal Inc.	424,981	7,692
		Hilb, Rogal and Hamilton Co.	176,145	7,655
*		ProAssurance Corp.	155,142	7,464
*		SVB Financial Group	154,932	7,454
		Kilroy Realty Corp. REIT	158,367	7,448
		Transatlantic Holdings, Inc.	131,794	7,442
		National Retail Properties REIT	355,542	7,431
		HRPT Properties Trust REIT	1,094,975	7,413
		Westamerica Bancorporation	140,907	7,410
		CBL & Associates Properties, Inc. REIT	322,156	7,358
		Home Properties, Inc. REIT	153,061	7,356
		Entertainment Properties Trust REIT	148,163	7,325
		Washington REIT	239,302	7,191
*		Investment Technology Group, Inc.	212,462	7,109
		DCT Industrial Trust Inc. REIT	831,262	6,883

		First Niagara Financial Group, Inc.	532,969	6,854
		Unitrin, Inc.	243,157	6,704
		Brandywine Realty Trust REIT	424,122	6,684
		NewAlliance Bancshares, Inc.	525,698	6,561
		Mid-America Apartment Communities, Inc. REIT	127,013	6,483
		FirstMerit Corp.	391,460	6,385
		Post Properties, Inc. REIT	213,552	6,353
		TCF Financial Corp.	526,661	6,336
		Zenith National Insurance Corp.	179,988	6,328
		Reinsurance Group of America, Inc.	144,654	6,295
*		Interactive Brokers Group, Inc.	194,229	6,241
		BancorpSouth, Inc.	346,920	6,068
		TFS Financial Corp.	513,184	5,948
		Extra Space Storage Inc. REIT	384,683	5,909
	^	First Industrial Realty Trust REIT	214,447	5,891
		Healthcare Realty Trust Inc. REIT	245,586	5,838
		BOK Financial Corp.	107,967	5,771
		Susquehanna Bancshares, Inc.	416,267	5,699
		American Campus Communities, Inc. REIT	204,327	5,688
	^	Whitney Holdings Corp.	310,560	5,683
		Omega Healthcare Investors, Inc. REIT	334,053	5,562
		Tanger Factory Outlet Centers, Inc. REIT	152,621	5,484
		International Bancshares Corp.	246,027	5,258
		Equity Lifestyle Properties, Inc. REIT	119,125	5,242
		EastGroup Properties, Inc. REIT	120,665	5,177
		National Penn Bancshares Inc.	385,521	5,120
		DiamondRock Hospitality Co. REIT	460,404	5,014
		Prosperity Bancshares, Inc.	187,065	5,000
		Employers Holdings, Inc.	239,666	4,961
		F.N.B. Corp.	416,404	4,905
		LaSalle Hotel Properties REIT	194,157	4,879
		Selective Insurance Group	258,142	4,843
*	^	AmeriCredit Corp.	557,902	4,809
		Ares Capital Corp.	470,424	4,742
		Webster Financial Corp.	254,174	4,728
	^	Greenhill & Co., Inc.	87,638	4,720
		Sunstone Hotel Investors, Inc. REIT	284,337	4,720
		Delphi Financial Group, Inc.	203,909	4,718
		Odyssey Re Holdings Corp.	131,506	4,668
		First Financial Bankshares, Inc.	100,518	4,605
		Colonial Properties Trust REIT	229,636	4,597
		Hancock Holding Co.	116,891	4,593
		Old National Bancorp	320,487	4,570
		optionsXpress Holdings Inc.	203,866	4,554
		Sovran Self Storage, Inc. REIT	106,016	4,406
		Pennsylvania REIT	190,382	4,405
		First Midwest Bancorp, Inc.	235,835	4,398
		Cash America International Inc.	140,916	4,368
	^	Colonial BancGroup, Inc.	977,297	4,320
		R.L.I. Corp.	86,860	4,297
		United Bankshares, Inc.	186,344	4,277
		The Phoenix Cos., Inc.	553,846	4,215
		Trustmark Corp.	238,617	4,212
		Glacier Bancorp, Inc.	261,203	4,177
	^	PrivateBancorp, Inc.	136,023	4,132
	^	Cousins Properties, Inc. REIT	178,725	4,129
		Inland Real Estate Corp. REIT	284,086	4,097
		Capitol Federal Financial	107,545	4,045
*		PHH Corp.	262,074	4,023
		Lexington Realty Trust REIT	292,110	3,981
*		Stifel Financial Corp.	114,079	3,923

		PS Business Parks, Inc. REIT	74,124	3,825
	^	National Financial Partners Corp.	191,166	3,789
		MB Financial, Inc.	168,494	3,786
*		Signature Bank	144,420	3,720
		Equity One, Inc. REIT	179,215	3,683
		Franklin Street Properties Corp. REIT	287,280	3,631
		Acadia Realty Trust REIT	156,116	3,614
		CNA Financial Corp.	143,310	3,604
		Provident Financial Services Inc.	254,646	3,568
	^	Umpqua Holdings Corp.	291,471	3,536
		First Citizens BancShares Class A	25,180	3,512
*		Navigators Group, Inc.	64,202	3,470
*		PICO Holdings, Inc.	78,492	3,410
		Strategic Hotels and Resorts, Inc. REIT	360,989	3,382
*		Forestar Real Estate Group, Inc.	172,734	3,291
		National Health Investors REIT	114,724	3,271
		Infinity Property & Casualty Corp.	78,648	3,265
		Medical Properties Trust Inc. REIT	321,339	3,252
		S & T Bancorp, Inc.	111,300	3,234
		Sterling Bancshares, Inc.	354,963	3,227
		NBT Bancorp, Inc.	155,614	3,207
		DuPont Fabros Technology Inc.	171,978	3,206
		FelCor Lodging Trust, Inc. REIT	305,078	3,203
*		FCStone Group, Inc.	114,387	3,195
		City Holding Co.	77,988	3,180
*		Investors Bancorp, Inc.	241,315	3,152
		Pacific Capital Bancorp	223,666	3,082
*	^	Doral Financial Corp.	227,070	3,075
*		Alexander’s, Inc. REIT	9,795	3,042
		CVB Financial Corp.	321,854	3,038
		Community Bank System, Inc.	144,940	2,989
*	^	KBW Inc.	142,891	2,941
		First Commonwealth Financial Corp.	308,854	2,882
		United Fire & Casualty Co.	105,028	2,828
		GFI Group Inc.	313,584	2,825
		U-Store-It Trust REIT	235,778	2,818
*		MSCI, Inc.-Class A Shares	77,604	2,816
		Safety Insurance Group, Inc.	78,712	2,806
		Horace Mann Educators Corp.	197,111	2,763
*	^	Portfolio Recovery Associates, Inc.	73,587	2,760
	^	Park National Corp.	50,696	2,733
		Wintrust Financial Corp.	114,439	2,729
		TrustCo Bank NY	367,006	2,723
		Financial Federal Corp.	123,762	2,718
		Brookline Bancorp, Inc.	282,641	2,699
*		World Acceptance Corp.	79,228	2,668
		Investors Real Estate Trust REIT	278,022	2,652
	^	Cathay General Bancorp	239,848	2,607
*		Texas Capital Bancshares, Inc.	160,096	2,562
*		EZCORP, Inc.	200,361	2,555
*		Tejon Ranch Co.	70,443	2,540
		Cedar Shopping Centers, Inc. REIT	215,780	2,529
		LTC Properties, Inc. REIT	98,399	2,515
		American Physicians Capital, Inc.	51,804	2,509
		Gramercy Capital Corp. REIT	216,256	2,506
		Dime Community Bancshares	151,578	2,503
		IBERIABANK Corp.	56,203	2,499
		Parkway Properties Inc. REIT	74,064	2,498
		Saul Centers, Inc. REIT	52,639	2,474

		National Western Life Insurance Co. Class A	10,927	2,388
		Maguire Properties, Inc. REIT	195,142	2,375
		Chemical Financial Corp.	115,637	2,359
		Bank Mutual Corp.	234,125	2,351
		Community Trust Bancorp Inc.	89,427	2,348
	^	First BanCorp Puerto Rico	368,146	2,334
		Ashford Hospitality Trust REIT	498,521	2,303
		OneBeacon Insurance Group Ltd.	130,079	2,285
		Harleysville Group, Inc.	67,507	2,284
		SWS Group, Inc.	136,152	2,261
		Provident New York Bancorp, Inc.	201,508	2,229
*		LaBranche & Co. Inc.	312,957	2,216
		WesBanco, Inc.	128,834	2,210
	^	Cohen & Steers, Inc.	84,786	2,202
*		Pinnacle Financial Partners, Inc.	109,511	2,200
		Universal Health Realty Income REIT	73,085	2,193
	^	East West Bancorp, Inc.	310,479	2,192
*		Piper Jaffray Cos., Inc.	74,103	2,173
		American Equity Investment Life Holding Co.	264,710	2,157
		Simmons First National Corp.	76,997	2,154
		Student Loan Corp.	21,871	2,145
*		FPIC Insurance Group, Inc.	47,265	2,142
		Tower Group, Inc.	99,550	2,109
		State Auto Financial Corp.	87,709	2,099
		Glimcher Realty Trust REIT	186,476	2,085
*		First Cash Financial Services, Inc.	139,026	2,084
		Northwest Bancorp, Inc.	95,065	2,074
*		Hilltop Holdings Inc.	200,468	2,067
		Flushing Financial Corp.	108,247	2,051
		Independent Bank Corp. (MA)	83,351	1,987
		First Potomac REIT	125,191	1,908
		Mainsource Financial Group, Inc.	122,009	1,891
	^	Ambac Financial Group, Inc.	1,394,082	1,868
		WSFS Financial Corp.	41,173	1,836
		Suffolk Bancorp	62,471	1,835
		Ramco-Gershenson Properties Trust REIT	88,004	1,808
		PacWest Bancorp	121,257	1,804
		Columbia Banking System, Inc.	92,831	1,794
		Calamos Asset Management, Inc.	104,958	1,787
		FBL Financial Group, Inc. Class A	87,937	1,748
		BancFirst Corp.	40,730	1,743
	^	Frontier Financial Corp.	203,180	1,731
	^	United Community Banks, Inc.	202,200	1,725
		Oriental Financial Group Inc.	120,595	1,720
		First Financial Bancorp	186,516	1,716
		Stewart Information Services Corp.	88,596	1,713
		First Financial Corp. (IN)	55,367	1,695
	^	LandAmerica Financial Group, Inc.	75,728	1,680
		Kearny Financial Corp.	152,093	1,673
	^	S.Y. Bancorp, Inc.	77,216	1,649
		Gamco Investors Inc. Class A	33,196	1,647
	^	First Busey Corp.	124,532	1,646
		Harleysville National Corp.	145,380	1,622
		BankFinancial Corp.	124,573	1,621
		First Merchants Corp.	88,399	1,604
		Sun Communities, Inc. REIT	87,549	1,596
		Univest Corp. of Pennsylvania	79,688	1,583
		Presidential Life Corp.	101,743	1,569
	^	Prospect Energy Corp.	118,851	1,566

*		TradeStation Group, Inc.	152,844	1,551
		Republic Bancorp, Inc. Class A	62,853	1,546
		Mission West Properties Inc. REIT	139,907	1,533
		Kite Realty Group Trust REIT	122,610	1,533
*		SCPIE Holdings Inc.	54,739	1,532
		Central Pacific Financial Co.	142,873	1,523
		CapLease, Inc. REIT	202,609	1,518
*		CNA Surety Corp.	117,106	1,480
		MCG Capital Corp.	368,091	1,465
		Washington Trust Bancorp, Inc.	73,362	1,445
		Getty Realty Holding Corp. REIT	100,290	1,445
*		Beneficial Mutual Bancorp, Inc.	128,395	1,421
	^	The South Financial Group, Inc.	357,623	1,402
		First Source Corp.	86,896	1,399
*		Riskmetrics Group Inc.	71,000	1,394
		MVC Capital, Inc.	100,200	1,372
		Kohlberg Capital Corp.	136,031	1,360
	^	Heartland Financial USA, Inc.	74,648	1,358
		ProCentury Corp.	85,498	1,354
	^	U.S. Global Investors, Inc. Class A	80,300	1,345
*		eHealth, Inc.	74,391	1,314
	^	Home Bancshares Inc.	58,399	1,313
		National Interstate Corp.	71,382	1,312
		Sterling Bancorp	108,156	1,292
		Education Realty Trust, Inc. REIT	110,516	1,288
		Advance America, Cash Advance Centers, Inc.	252,157	1,281
		BlackRock Kelso Capital Corp.	135,377	1,281
		Hersha Hospitality Trust REIT	168,767	1,274
*		Crawford & Co. Class B	159,369	1,273
		Westwood Holdings Group, Inc.	31,926	1,271
*		PMA Capital Corp. Class A	137,052	1,262
		Associated Estates Realty Corp. REIT	116,894	1,252
*		Guaranty Bancorp	345,778	1,245
		Lakeland Bancorp, Inc.	101,482	1,236
		Hanmi Financial Corp.	235,713	1,228
		StellarOne Corp.	83,403	1,218
	^	UCBH Holdings, Inc.	541,059	1,217
		OceanFirst Financial Corp.	66,272	1,196
		Hercules Technology Growth Capital, Inc.	133,390	1,191
*	^	Citizens, Inc.	192,848	1,182
		Financial Institutions, Inc.	73,367	1,178
		First Financial Holdings, Inc.	68,218	1,172
		Essa Bancorp Inc.	93,517	1,171
*	^	Diamond Hill Investment Group	14,004	1,169
*		Sun Bancorp, Inc. (NJ)	114,887	1,166
		Renasant Corp.	79,092	1,165
		Amtrust Financial Services Inc.	92,046	1,160
*		MarketAxess Holdings, Inc.	152,095	1,150
		Donegal Group Inc. Class B	63,194	1,141
		Capital Southwest Corp.	10,764	1,122
		Peoples Bancorp, Inc.	59,008	1,120
	^	NGP Capital Resources Co.	72,560	1,118
		West Bancorporation	128,134	1,115
*		Seabright Insurance Holdings, Inc.	76,943	1,114
*		BGC Partners, Inc.	147,482	1,113
		Federal Agricultural Mortgage Corp. Class C	44,730	1,108
	^	Asset Acceptance Capital Corp.	90,501	1,106
		Nara Bancorp, Inc.	102,754	1,103
	^	Cascade Bancorp	142,880	1,100

*		Dollar Financial Corp.	72,647	1,098
		Gladstone Capital Corp.	71,759	1,094
		Sandy Spring Bancorp, Inc.	65,761	1,090
		First Bancorp (NC)	86,144	1,089
*	^	Avatar Holding, Inc.	35,812	1,085
		Sterling Financial Corp.	255,092	1,056
		German American Bancorp	90,940	1,056
*	^	Western Alliance Bancorp	135,700	1,053
	^	Citizens Banking Corp.	371,394	1,047
		Baldwin & Lyons, Inc. Class B	59,824	1,046
		Boston Private Financial Holdings, Inc.	183,146	1,038
		Nelnet, Inc.	92,468	1,038
		Cardinal Financial Corp.	165,519	1,036
	^	Capital City Bank Group, Inc.	47,267	1,029
*		Ocwen Financial Corp.	220,666	1,026
	^	Provident Bankshares Corp.	156,371	998
	^	Pzena Investment Management CL A	77,300	986
		Arrow Financial Corp.	54,116	981
		SCBT Financial Corp.	33,737	964
		Thomas Properties Group, Inc.	97,826	963
*		Republic First Bancorp, Inc.	131,266	953
*		Pennsylvania Commerce Bancorp, Inc.	39,532	951
*		Guaranty Financial Group, Inc.	176,992	950
		MetroCorp Bancshares, Inc.	79,068	944
		Bank of the Ozarks, Inc.	63,285	940
		Tompkins Trustco, Inc.	25,069	933
		First Community Bancshares, Inc.	33,061	932
		Consolidated-Tomoka Land Co.	22,073	928
		Union Bankshares Corp.	62,222	926
		Clifton Savings Bancorp, Inc.	94,702	922
		Abington Community Bancorp Inc.	100,842	920
		Massbank Corp.	23,209	919
*		Oritani Financial Corp.	57,336	917
*		Amerisafe Inc.	56,713	904
		First United Corp.	49,614	901
*		Encore Capital Group, Inc.	102,040	901
*		Penson Worldwide, Inc.	75,367	901
*		First Mercury Financial Corp.	49,900	880
*		Darwin Professional Underwriters, Inc.	28,500	878
		NewBridge Bancorp.	126,829	875
	^	Smithtown Bancorp, Inc.	53,713	873
		Westfield Financial, Inc.	95,139	861
		PennantPark Investment Corp.	117,919	850
		Wilshire Bancorp Inc.	99,171	850
		Bank of Granite Corp.	118,597	843
		Integra Bank Corp.	107,241	840
		ViewPoint Financial Group	56,704	835
		Pacific Mercantile Bancorp	108,896	833
		Lakeland Financial Corp.	43,639	833
	^	Enterprise Financial Services Corp.	44,104	831
		Heritage Financial Corp.	52,119	826
		United Western Bancorp. Inc.	65,761	826
	^	The First Marblehead Corp.	319,051	820
		Berkshire Hills Bancorp, Inc.	34,510	816
*		Ameriserv Financial Inc.	275,915	814
		Southside Bancshares, Inc.	43,474	802
	^	Macatawa Bank Corp.	100,147	801
*		Wauwatosa Holdings, Inc.	74,911	796
*		Bridge Capital Holdings	65,959	777

		The PMI Group Inc.	398,083	776
		Southwest Bancorp, Inc.	66,918	770
		Kansas City Life Insurance Co.	18,429	769
*		Bank of Florida Corp.	105,675	766
		One Liberty Properties, Inc. REIT	45,700	745
		AmREIT, Inc. REIT	103,107	737
	^	Corus Bankshares Inc.	176,950	736
		First Place Financial Corp.	77,966	733
		CFS Bancorp, Inc.	62,058	732
	^	Sierra Bancorp	44,072	727
	^	PremierWest Bancorp	124,317	726
		Urstadt Biddle Properties Class A REIT	49,307	723
*		The Bancorp Inc.	94,803	722
		Citizens & Northern Corp.	43,521	721
		Center Bancorp, Inc.	81,709	715
	^	Capitol Bancorp Ltd.	79,654	714
		Merchants Bancshares, Inc.	31,813	714
*	^	CompuCredit Corp.	118,958	714
*		AmCOMP, Inc.	73,270	712
		Camco Financial Corp.	70,111	710
		Shore Bancshares, Inc.	37,933	710
		Century Bancorp, Inc. Class A	39,922	709
*		Southcoast Financial Corp	51,525	707
*		Danvers Bancorp, Inc.	64,090	705
*		Virginia Commerce Bancorp, Inc.	135,643	704
		Gladstone Investment Corp.	108,613	698
		Center Financial Corp.	82,422	698
		Hawthorn Bancshares Inc.	27,608	698
	^	Seacoast Banking Corp. of Florida	89,862	697
		United Community Financial Corp.	185,038	694
		TriCo Bancshares	63,139	691
		Amcore Financial, Inc.	122,097	691
		Old Second Bancorp, Inc.	59,304	689
*		NewStar Financial, Inc.	113,576	671
		Meadowbrook Insurance Group, Inc.	126,564	671
		Sanders Morris Harris Group Inc.	98,719	669
		Meta Financial Group, Inc.	25,359	669
		Northrim Bancorp Inc.	36,802	669
		Monmouth Real Estate Investment Corp. REIT	104,202	667
		Friedman, Billings, Ramsey Group, Inc. REIT	441,984	663
		Indiana Community Bancorp	39,931	655
	^	Flagstar Bancorp, Inc.	216,935	653
		Pacific Continental Corp.	59,113	650
*		Rewards Network Inc.	156,407	643
		Heritage Commerce Corp.	64,576	639
		Advanta Corp. Class A	116,032	634
		EMC Insurance Group, Inc.	26,272	633
		MutualFirst Financial Inc.	64,444	632
		Provident Financial Holdings, Inc.	66,922	632
		Millennium Bankshares Corp.	140,277	631
		West Coast Bancorp	72,800	631
		Banner Corp.	71,163	631
*		Thomas Weisel Partners Group, Inc.	115,068	629
*	^	Superior Bancorp	74,008	628
		Peoples Bancorp of North Carolina	57,591	627
		Wainwright Bank & Trust Co.	68,169	626
		NYMAGIC, Inc.	32,639	625
		Yadkin Valley Bank and Trust Co.	52,308	625
	^	United Security Bancshares, Inc.	39,227	618

		American Land Lease, Inc. REIT	32,411	616
		Home Federal Bancorp, Inc.	62,277	614
	^	Greene County Bancshares	43,678	612
		Jefferson Bancshares, Inc.	63,688	603
		Great Southern Bancorp, Inc.	73,891	600
	^	W Holding Co., Inc.	696,802	599
*	^	First Federal Financial Corp.	74,401	598
	^	Kayne Anderson Energy Development Co.	26,000	597
		Willow Grove Bancorp, Inc.	72,968	595
		Anchor Bancorp Wisconsin Inc.	84,677	594
		Patriot Capital Funding Inc.	94,717	592
		Urstadt Biddle Properties REIT	38,700	590
		American National Bankshares Inc.	32,444	590
		MBT Financial Corp.	98,828	588
		Camden National Corp.	25,128	585
		National Bankshares, Inc.	32,178	579
		Brooklyn Federal Bancorp	48,000	578
		Supertel Hospitality, Inc. REIT	116,383	577
	^	Radian Group, Inc.	394,484	572
		Independent Bank Corp. (MI)	142,953	572
*		Maui Land & Pineapple Co., Inc.	19,374	571
	^	Vineyard National Bancorp Co.	150,800	570
	^	United Security Bancshares (CA)	39,170	570
		Cogdell Spencer Inc. REIT	34,900	567
*	^	EuroBancshares, Inc.	157,880	567
		State Bancorp, Inc.	45,068	563
		HMN Financial, Inc.	36,082	557
*		Harris & Harris Group, Inc.	92,678	556
		United Financial Bancorp, Inc.	49,709	555
		American Bancorp of New Jersey, Inc.	53,882	554
	^	K-Fed Bancorp	51,019	554
*	^	Credit Acceptance Corp.	21,647	553
	^	Temecula Valley Bancorp, Inc.	91,826	550
		Guaranty Federal Bancshares, Inc.	27,070	548
		Ameris Bancorp	62,969	548
*		Dearborn Bancorp, Inc.	111,170	540
		Winthrop Realty Trust Inc. REIT	149,233	537
		Cooperative Bankshares, Inc.	77,213	533
	^	ASTA Funding, Inc.	58,591	531
		North Valley Bancorp	81,437	530
		Peapack Gladstone Financial Corp.	24,119	530
		WSB Holdings, Inc.	96,839	529
		Community Capital Corp.	42,144	523
		Bancorp Rhode Island Inc.	18,228	521
		TF Financial Corp.	23,289	512
		Medallion Financial Corp.	54,250	511
		TIB Financial Corp.	84,120	510
		Cadence Financial Corp.	46,958	509
*		Clayton Holdings, Inc.	84,525	505
		Agree Realty Corp. REIT	22,621	499
		FNB Corp. (NC)	64,377	496
*		Specialty Underwriters’ Alliance, Inc.	92,293	496
		Irwin Financial Corp.	183,730	494
		Capital Bank Corp.	55,893	494
		MicroFinancial Inc.	132,214	491
		Southern Community Financial Corp.	79,721	490
*		HouseValues, Inc.	172,707	475
		Beverly Hills Bancorp Inc.	282,239	474
		Citizens South Banking Corp.	62,613	473

*		First Regional Bancorp	83,818	470
		TierOne Corp.	100,961	463
		Affirmative Insurance Holdings, Inc.	68,073	463
		PMC Commercial Trust REIT	56,904	455
*		First Financial Northwest, Inc.	45,626	453
	^	First South Bancorp, Inc.	35,062	452
		Timberland Bancorp, Inc.	55,811	448
		Evercore Partners Inc.	47,000	447
	^	Colony Bankcorp, Inc.	39,477	444
*		FBR Capital Markets Corp.	88,270	444
		City Bank Lynnwood (WA)	51,157	440
		Farmers Capital Bank Corp.	24,946	440
		Grubb & Ellis Co.	113,800	438
		Summit Financial Group, Inc.	34,810	435
		Northern States Financial Corp.	24,645	433
		First State Bancorporation	78,591	432
	^	BancTrust Financial Group, Inc.	65,580	432
		First Security Group Inc.	77,183	431
		Penns Woods Bancorp, Inc.	13,466	427
		QC Holdings Inc.	54,699	426
*		Meruelo Maddux Properties Inc.	192,371	419
		Advanta Corp. Class B	66,617	419
*		Wilshire Enterprises, Inc.	109,616	417
		1st Independence Financial Group, Inc.	25,802	416
*	^	Community Bancorp	82,437	413
		Capital Corp. of the West	108,569	413
		BankAtlantic Bancorp, Inc. Class A	232,062	408
		21st Century Holding Co.	49,831	407
		Centrue Financial Corp.	36,873	406
		AmericanWest Bancorporation	178,672	406
		TICC Capital Corporation	74,233	405
	^	BRT Realty Trust REIT	33,405	401
*		International Assets Holding Corp.	13,302	400
	^	Security Bank Corp.	67,834	398
		CoBiz Inc.	60,201	396
*		Penn Treaty American Corp.	81,500	394
		Horizon Financial Corp.	63,121	394
		Pulaski Financial Corp.	41,127	391
*		HFF Inc. Class A	68,364	389
		ESB Financial Corp.	39,712	386
		Rockville Financial, Inc.	30,572	384
		Bank of Marin Bancorp	15,494	380
	^	Life Partners Holdings	18,580	371
		Ocean Shore Holding Co.	38,272	362
		Epoch Holding Corp.	39,651	361
*		Broadpoint Securities Group	180,448	361
*		First Acceptance Corp.	111,666	357
		Bryn Mawr Bank Corp.	20,342	356
		Highland Distressed Opportunities, Inc.	60,376	347
		Mercer Insurance Group, Inc.	19,856	345
*	^	Ladenburg Thalmann Financial Services, Inc.	227,685	344
		Atlantic Coast Federal Corp.	45,532	337
		Rainier Pacific Financial Group Inc.	34,963	334
*		Stratus Properties Inc.	18,671	325
*		Marlin Business Services Inc.	46,117	320
		Midwest Banc Holdings, Inc.	65,404	319
		Cascade Financial Corp.	48,485	316
*		Central Jersy Bancorp	38,685	310
		Mercantile Bank Corp.	42,927	308

		Gateway Financial Holdings, Inc.	40,010	307
		Gladstone Commercial Corp. REIT	17,654	306
*		ZipRealty, Inc.	75,182	303
*		Reis, Inc.	54,774	301
		Legacy Bancorp, Inc.	25,985	300
	^	Royal Bancshares of Pennsylvania, Inc.	31,321	295
		Independence Holding Co.	29,549	289
		PAB Bankshares, Inc.	33,917	278
		UMH Properties, Inc. REIT	30,906	270
	^	Downey Financial Corp.	96,882	268
		Presidential Realty Corp. REIT	46,000	267
	^	NASB Financial Inc.	14,892	265
*		FirstCity Financial Corp.	58,577	262
	^	IndyMac Bancorp, Inc.	419,764	260
		Columbia Bancorp (OR)	36,317	260
	^	Centerstate Banks of Florida	23,208	256
		Pamrapo Bancorp, Inc.	16,095	249
*		Sun American Bancorp	91,047	246
	^	Ames National Corp.	14,657	245
		Fidelity Southern Corp.	51,301	240
		Princeton National Bancorp, Inc.	8,484	231
		Firstbank Corp.	25,522	229
		Eagle Bancorp, Inc.	24,637	228
		VIST Financial Corp.	16,812	225
		Imperial Capital Bancorp Inc.	39,289	225
		Donegal Group Inc. Class A	13,755	218
		Roma Financial Corp.	16,534	217
*	^	FX Real Estate and Entertainment Inc.	111,317	212
		Preferred Bank	40,712	211
*		Nicholas Financial Inc.	41,100	209
*		Cowen Group, Inc.	26,574	205
		Alliance financial Corp.	9,555	201
		Federal Agricultural Mortgage Corp. Class A	12,788	185
*	^	Franklin Bank Corp.	300,675	183
		Middleburg Financial Corp.	9,488	182
		Eastern Insurance Holdings, Inc.	11,443	179
		Prudential Bancorp, Inc. of Pennsylvania	15,408	177
		American River Bankshares	17,516	173
		Riverview Bancorp Inc.	21,821	161
		First Defiance Financial Corp.	10,055	161
	^	Thornburg Mortgage, Inc. REIT	795,583	159
		Taylor Capital Group, Inc.	21,167	159
		Intervest Bancshares Corp.	30,839	158
		Citizens First Bancorp, Inc.	26,096	157
	^	BankUnited Financial Corp.	162,143	156
		Universal Insurance Holdings, INC.	43,500	154
		Heritage Financial Group	12,943	152
		American Physicians Service Group, Inc.	6,884	152
	^	PFF Bancorp, Inc.	128,495	139
*		Northfield Bancorp, Inc.	12,240	132
*		Consumer Portfolio Services, Inc.	85,663	126
*		National Atlantic Holdings Corp	18,075	109
		Investors Capital Holdings, Ltd.	25,100	108
*	^	Triad Guaranty, Inc.	98,841	103
		Washington Banking Co.	12,471	99
*		United PanAm Financial Corp.	42,206	95
		Tortoise Capital Resources Corp.	6,700	80
	^	Mercantile Bancorp, Inc	4,650	76
		First Citizens Banc Corp.	6,200	68

		Peoples Community Bancorp	28,820	66
*		Feldman Mall Properties, Inc. REIT	53,175	58
*	^	Cash Systems, Inc.	119,011	57
		Hampton Roads Bankshares, Inc.	4,398	55
		Commonwealth Bankshares, Inc.	4,095	52
		Brooke Corp.	58,923	42
*		Encore Bancshares, Inc.	2,426	38
		Parkvale Financial Corp.	1,399	33
*		Guaranty Financial Group Rights Exp. 7/21/08	175,174	23
*		AMV Liquidating Trust	94,702	11
*		Malan Realty Investors, Inc. REIT	49,200	1
				2,116,760
Health Care (11.6%)
*		Genentech, Inc.	2,242,155	170,180
*		DaVita, Inc.	512,165	27,211
*		Hologic, Inc.	1,242,122	27,078
		DENTSPLY International Inc.	722,553	26,590
*		Covance, Inc.	305,202	26,253
*		Illumina, Inc.	273,987	23,867
*		Vertex Pharmaceuticals, Inc.	682,409	22,840
*		Henry Schein, Inc.	438,251	22,601
*		Cephalon, Inc.	328,908	21,935
		Pharmaceutical Product Development, Inc.	511,164	21,929
*		Charles River Laboratories, Inc.	330,805	21,145
		Beckman Coulter, Inc.	305,281	20,616
*		Invitrogen Corp.	434,472	17,057
*		Edwards Lifesciences Corp.	266,327	16,523
		Universal Health Services Class B	246,954	15,612
		Omnicare, Inc.	590,552	15,484
*		Community Health Systems, Inc.	467,201	15,408
*		Cerner Corp.	324,646	14,668
*		Techne Corp.	187,664	14,523
*		Amylin Pharmaceuticals, Inc.	565,625	14,361
*		IDEXX Laboratories Corp.	292,757	14,269
*		Endo Pharmaceuticals Holdings, Inc.	583,689	14,119
*		BioMarin Pharmaceutical Inc.	478,448	13,865
*		Alexion Pharmaceuticals, Inc.	186,556	13,525
*		ResMed Inc.	375,133	13,407
*		Health Net Inc.	520,915	12,533
*		Inverness Medical Innovations, Inc.	376,674	12,494
*		Gen-Probe Inc.	262,161	12,447
		Perrigo Co.	376,994	11,977
*		ImClone Systems, Inc.	289,998	11,733
*		OSI Pharmaceuticals, Inc.	276,891	11,441
*		VCA Antech, Inc.	409,515	11,376
*		Pediatrix Medical Group, Inc.	229,102	11,279
*		United Therapeutics Corp.	108,934	10,648
*		Kinetic Concepts, Inc.	263,587	10,520
*		Sepracor Inc.	523,348	10,425
*		Psychiatric Solutions, Inc.	269,057	10,181
*		Lincare Holdings, Inc.	355,464	10,095
*		HLTH Corp.	891,391	10,091
*		Myriad Genetics, Inc.	216,788	9,868
*		Onyx Pharmaceuticals, Inc.	269,883	9,608
		Owens & Minor, Inc. Holding Co.	199,016	9,093
*		Immucor Inc.	340,111	8,802
		STERIS Corp.	283,492	8,153
		Hill-Rom Holdings, Inc.	301,911	8,146
		Cooper Cos., Inc.	218,565	8,120

*		Cepheid, Inc.	275,666	7,752
*		Health Management Associates Class A	1,181,583	7,692
*		Nuvasive, Inc.	172,124	7,687
*		LifePoint Hospitals, Inc.	263,289	7,451
*	^	Valeant Pharmaceuticals International	433,814	7,423
*		Bio-Rad Laboratories, Inc. Class A	90,515	7,322
*		WellCare Health Plans Inc.	201,866	7,297
*		Varian, Inc.	142,858	7,294
*		Magellan Health Services, Inc.	195,904	7,254
*		PAREXEL International Corp.	274,074	7,211
*		Haemonetics Corp.	124,454	6,902
		West Pharmaceutical Services, Inc.	156,458	6,772
*		Amedisys Inc.	128,207	6,464
*	^	HealthSouth Corp.	382,908	6,368
*	^	Isis Pharmaceuticals, Inc.	461,750	6,294
		PDL BioPharma Inc.	579,408	6,153
*		Dionex Corp.	88,586	5,879
*		Auxilium Pharmaceuticals, Inc.	171,255	5,758
*		Alkermes, Inc.	462,555	5,717
		Medicis Pharmaceutical Corp.	273,293	5,679
*	^	Advanced Medical Optics, Inc.	294,439	5,518
*		HealthExtras, Inc.	181,157	5,460
*	^	Savient Pharmaceuticals Inc.	215,308	5,447
*		AMERIGROUP Corp.	259,218	5,392
*		Martek Biosciences Corp.	159,799	5,387
*	^	ArthroCare Corp.	129,287	5,276
*	^	American Medical Systems Holdings, Inc.	352,199	5,265
		Meridian Bioscience Inc.	194,415	5,234
*		Wright Medical Group, Inc.	179,949	5,112
*		Healthways, Inc.	170,037	5,033
*		The Medicines Co.	252,613	5,007
*		Sunrise Senior Living, Inc.	217,610	4,892
*		PSS World Medical, Inc.	299,821	4,887
*		Bruker BioSciences Corp.	379,579	4,878
*		Cubist Pharmaceuticals, Inc.	273,039	4,876
*		Alpharma, Inc. Class A	214,363	4,830
*		Thoratec Corp.	264,262	4,596
	^	Mentor Corp.	163,333	4,544
*		Acorda Therapeutics Inc.	135,895	4,461
*		The TriZetto Group, Inc.	208,535	4,458
*		inVentiv Health, Inc.	159,943	4,445
*		Regeneron Pharmaceuticals, Inc.	303,524	4,383
*		Eclipsys Corp.	232,000	4,260
*	^	Alnylam Pharmaceuticals Inc.	158,128	4,227
		Chemed Corp.	114,836	4,204
*		Kindred Healthcare, Inc.	145,536	4,186
*		Apria Healthcare Group Inc.	212,300	4,116
*		Integra LifeSciences Holdings	92,520	4,115
*		Healthspring, Inc.	242,343	4,091
		Analogic Corp.	64,852	4,090
*		Medarex, Inc.	617,886	4,084
*		Rigel Pharmaceuticals, Inc.	176,543	4,000
		Brookdale Senior Living Inc.	188,056	3,829
*		ViroPharma Inc.	339,286	3,753
*		Phase Forward Inc.	207,519	3,729
*		AmSurg Corp.	152,674	3,718
*		CONMED Corp.	139,009	3,691
*	^	Luminex Corp.	178,567	3,670
*		Xenoport Inc.	92,573	3,613

*		eResearch Technology, Inc.	204,059	3,559
*		K-V Pharmaceutical Co. Class A	183,759	3,552
*		Align Technology, Inc.	337,327	3,539
*		Centene Corp.	210,159	3,529
*		Affymetrix, Inc.	336,788	3,466
*		Allscripts Healthcare Solutions, Inc.	276,838	3,436
*		Human Genome Sciences, Inc.	657,168	3,424
*		Zoll Medical Corp.	101,335	3,412
*	^	SurModics, Inc.	74,477	3,340
*		PharMerica Corp.	147,570	3,334
		Sciele Pharma, Inc.	169,680	3,283
		Invacare Corp.	155,705	3,183
*		Incyte Corp.	410,687	3,125
		Datascope Corp.	63,657	2,992
*		Symmetry Medical Inc.	172,141	2,792
		Vital Signs, Inc.	48,160	2,735
*		Natus Medical Inc.	130,365	2,730
*		Par Pharmaceutical Cos. Inc.	167,459	2,718
*	^	Conceptus, Inc.	146,569	2,710
*		Gentiva Health Services, Inc.	138,044	2,630
*	^	Theravance, Inc.	219,655	2,607
*		Exelixis, Inc.	509,994	2,550
*		Abaxis, Inc.	105,126	2,537
		Landauer, Inc.	44,933	2,527
*		Vivus, Inc.	374,191	2,500
*		AMAG Pharmaceuticals, Inc.	72,473	2,471
*		AMN Healthcare Services, Inc.	145,736	2,466
*		CV Therapeutics, Inc.	294,633	2,425
*	^	ABIOMED, Inc.	135,066	2,397
*		Third Wave Technologies	214,050	2,389
*		Cyberonics, Inc.	108,925	2,364
*		Seattle Genetics, Inc.	277,182	2,345
*		Quidel Corp.	141,157	2,332
*		Universal American Corp.	227,148	2,321
*		SonoSite, Inc.	82,869	2,321
*		Kensey Nash Corp.	72,331	2,318
*		Merit Medical Systems, Inc.	157,612	2,317
*		HMS Holdings Corp.	107,695	2,312
*	^	APP Pharmaceuticals, Inc.	136,656	2,285
*		Kendle International Inc.	62,742	2,279
*		RTI Biologics, Inc.	260,141	2,276
*		Omnicell, Inc.	169,904	2,239
*		Res-Care, Inc.	124,873	2,220
*		Sun Healthcare Group Inc.	163,447	2,189
*	^	InterMune Inc.	162,183	2,128
*		Halozyme Therapeutics Inc.	384,183	2,067
*	^	Abraxis BioScience	32,385	2,055
*		Albany Molecular Research, Inc.	153,640	2,039
*	^	Dendreon Corp.	457,595	2,036
*		Hanger Orthopedic Group, Inc.	123,250	2,032
*		Sequenom, Inc.	124,464	1,986
*		Greatbatch, Inc.	112,007	1,938
*		Arena Pharmaceuticals, Inc.	365,727	1,898
*		CryoLife Inc.	162,645	1,861
*		Spectranetics Corp.	187,253	1,846
*		Odyssey Healthcare, Inc.	189,288	1,844
*		CorVel Corp.	54,171	1,835
*		Cross Country Healthcare, Inc.	125,651	1,811
*		Masimo Corp.	51,990	1,786

*		IRIS International, Inc.	114,107	1,786
*		Adolor Corp.	325,812	1,785
*		VNUS Medical Technologies, Inc.	88,093	1,763
*		Molina Healthcare Inc.	71,151	1,732
*		ICU Medical, Inc.	75,522	1,728
*		Salix Pharmaceuticals, Ltd.	244,796	1,721
*	^	Assisted Living Concepts Inc.	310,953	1,710
*	^	Sangamo BioSciences, Inc.	170,736	1,699
*		Durect Corp.	462,794	1,698
*	^	Pozen Inc.	152,438	1,659
*		Emeritus Corp.	111,873	1,636
*		Progenics Pharmaceuticals, Inc.	102,862	1,632
*		RehabCare Group, Inc.	99,997	1,603
*		LHC Group Inc.	68,835	1,600
*		Momenta Pharmaceuticals, Inc.	129,462	1,592
*		Allos Therapeutics Inc.	229,880	1,588
*		Noven Pharmaceuticals, Inc.	148,128	1,583
*	^	ev3 Inc.	166,036	1,574
*	^	Enzon Pharmaceuticals, Inc.	220,866	1,573
*		Nektar Therapeutics	453,659	1,520
*	^	Accuray Inc.	204,084	1,488
*	^	Zymogenetics, Inc.	176,057	1,482
*		Pharmanet Development Group, Inc.	93,453	1,474
*		Skilled Healthcare Group Inc.	109,574	1,470
*		Cypress Bioscience, Inc.	202,920	1,459
*		US Physical Therapy, Inc.	88,176	1,447
		National Healthcare Corp.	31,454	1,442
*		NPS Pharmaceuticals Inc.	317,906	1,415
*		Enzo Biochem, Inc.	124,546	1,397
*		Idenix Pharmaceuticals Inc.	188,023	1,367
*		Ligand Pharmaceuticals Inc. Class B	520,984	1,355
*	^	Columbia Laboratories Inc.	405,678	1,339
*	^	Medivation Inc.	111,749	1,322
*	^	GTx, Inc.	91,520	1,313
*		Air Methods Corp.	51,822	1,296
*		Volcano Corp.	104,580	1,276
*		Bio-Reference Laboratories, Inc.	56,555	1,262
*		Inspire Pharmaceuticals, Inc.	289,091	1,237
*		Neogen Corp.	52,090	1,192
*		Nabi Biopharmaceuticals	299,514	1,180
*	^	Hansen Medical Inc.	70,500	1,179
*		Providence Service Corp.	55,806	1,178
*		XOMA Ltd.	696,533	1,177
*		MWI Veterinary Supply Inc.	35,225	1,166
*	^	Geron Corp.	332,289	1,146
*		Amicas, Inc.	399,666	1,135
*		Chindex International, Inc.	75,957	1,114
*		Almost Family Inc.	41,594	1,106
*		Somanetics Corp.	52,042	1,103
*		Dyax Corp.	353,484	1,096
*	^	Discovery Laboratories, Inc.	655,238	1,081
*		Pain Therapeutics, Inc.	135,662	1,072
*		Repligen Corp.	226,701	1,070
*	^	Monogram Biosciences, Inc.	970,832	1,068
*		Dexcom Inc.	175,714	1,061
*		Angiodynamics, Inc.	77,612	1,057
*		Immunomedics Inc.	493,919	1,052
*	^	Idera Pharmaceuticals, Inc.	71,491	1,044
*		Medical Action Industries Inc.	99,860	1,036

*		Bentley Pharmaceuticals, Inc.	63,970	1,033
*	^	Cell Genesys, Inc.	391,516	1,018
*		Curis, Inc.	683,767	1,005
*		I-Flow Corp.	98,878	1,004
*	^	RadNet, Inc.	160,705	996
*		Omrix Biopharmaceuticals, Inc.	63,112	993
*		OraSure Technologies, Inc.	260,741	975
*		Micrus Endovascular Corp.	69,523	975
*		Accelrys Inc.	200,350	968
*		Cerus Corp.	235,136	962
*	^	NexMed, Inc.	739,703	962
*		Matrixx Initiatives, Inc.	57,058	951
*	^	Optimer Pharmaceuticals Inc.	113,964	924
*		Array BioPharma Inc.	195,944	921
*		ARIAD Pharmaceuticals, Inc.	383,512	920
*		Vital Images, Inc.	73,868	919
*		Palomar Medical Technologies, Inc.	91,879	917
*		Repros Therapeutics, Inc.	96,499	914
*		Cougar Biotechnology Inc.	38,252	912
*		Synovis Life Technologies, Inc.	48,300	909
*	^	Questcor Pharmaceuticals, Inc.	196,000	909
*		Poniard Pharmaceuticals, Inc.	213,363	905
*		Icad Inc.	305,341	904
*		Life Sciences Research, Inc.	31,991	903
*	^	SIGA Technologies, Inc.	288,857	901
*	^	GenVec, Inc.	623,020	897
*	^	Aspect Medical Systems, Inc.	141,825	892
*		AspenBio Pharma, Inc.	138,637	885
*		Osteotech, Inc.	155,219	883
*		Harvard Bioscience, Inc.	189,028	879
*		Five Star Quality Care, Inc.	185,194	876
*		Lexicon Pharmaceuticals Inc.	539,900	864
*		Alliance Imaging, Inc.	99,471	862
		Psychemedics Corp.	52,503	861
*	^	Stereotaxis Inc.	159,906	857
*		MedCath Corp.	46,448	835
*		Cambrex Corp.	141,288	829
*	^	Genomic Health, Inc.	42,935	822
*		ImmunoGen, Inc.	261,924	801
*		Orthovita, Inc.	390,740	801
*	^	Introgen Therapeutics, Inc.	514,288	797
*		Medtox Scientific, Inc.	57,254	795
		Computer Programs and Systems, Inc.	45,825	794
*	^	Clarient, Inc.	392,032	792
*		Tercica, Inc.	89,520	790
*	^	CombiMatrix Corp.	78,624	785
*		Theragenics Corp.	213,691	776
*		Akorn, Inc.	233,395	773
*		Allion Healthcare Inc.	132,942	758
*		Insulet Corp.	47,984	755
*		Genoptix, Inc.	23,746	749
*		STAAR Surgical Co.	241,010	747
*		Caraco Pharmaceutical Laboratories, Ltd.	56,300	743
*		Cardiac Science Corp.	90,574	743
*		Titan Pharmaceuticals, Inc.	535,310	739
*		Avigen, Inc.	255,093	737
*		DepoMed, Inc.	229,329	736
*	^	Antigenics, Inc.	380,489	734
*		Biomimetic Therapeutics, Inc.	61,118	729

*		National Dentex Corp.	57,327	725
*	^	Javelin Pharmaceuticals, Inc.	303,275	704
*		SuperGen, Inc.	342,557	702
*		Anika Resh Inc.	81,043	696
*		AtriCure, Inc.	64,202	693
*		Exactech, Inc.	26,624	685
		Trimeris, Inc.	143,285	676
*		ThermoGenesis Corp.	481,455	674
*		Pharmacopeia Drug Discovery Inc.	174,392	668
*		NMT Medical, Inc.	141,599	661
*	^	MannKind Corp.	216,714	650
*		ArQule, Inc.	197,912	643
*		Emergency Medical Services LP Class A	28,410	643
*	^	ATS Medical, Inc.	294,520	627
*		BioLase Technology, Inc.	182,802	625
*		PDI, Inc.	71,630	624
*	^	Minrad International, Inc.	304,107	617
*		Senomyx, Inc.	124,334	613
*		America Service Group Inc.	66,752	611
*	^	Penwest Pharmaceuticals Co.	223,776	604
*		Maxygen Inc.	177,918	603
*		Osiris Therapeutics, Inc.	46,604	599
*	^	Hythiam Inc.	244,971	593
*		Novavax, Inc.	237,626	592
*		Health Grades, Inc	130,627	587
*		Hi-Tech Pharmacal Co., Inc.	58,045	580
*		Rural/Metro Corp.	286,985	580
*		BioScrip Inc.	223,744	579
*		SciClone Pharmaceuticals, Inc.	377,706	578
*	^	Metabolix Inc.	58,275	571
*		StemCells, Inc.	466,378	569
*		MedAssets, Inc.	33,240	567
*		American Dental Partners, Inc.	47,339	562
*		Vascular Solutions, Inc.	86,337	561
*	^	BioCryst Pharmaceuticals, Inc.	199,343	558
*		Capital Senior Living Corp.	73,813	557
*	^	Novamed, Inc.	147,212	555
*		Cytokinetics, Inc.	148,963	553
*		Acadia Pharmaceuticals Inc.	149,092	550
*	^	Peregrine Pharmaceuticals, Inc.	1,308,631	550

*		Metabasis Therapeutics, Inc.	348,111	540
*		Heska Corp.	447,038	536
*		Exact Sciences Corp.	291,960	526
*		Clinical Data, Inc.	36,149	516
*	^	Oscient Pharmaceuticals Corp.	362,089	514
*		Cantel Medical Corp.	50,650	513
*		Indevus Pharmaceuticals, Inc.	324,769	510
*		Emisphere Technologies, Inc.	189,650	508
*	^	AthenaHealth Inc.	16,400	504
*		Caliper Life Sciences, Inc.	194,455	504
	^	Cytrx Corp.	767,613	499
*		Medical Staffing Network Holdings, Inc.	128,661	497
*		Avanir Pharmaceuticals Class A	490,723	491
*		Digirad Corp.	231,278	488
*		Anadys Pharmaceuticals Inc.	213,903	481
*		PhotoMedex, Inc.	668,212	481
*		Dialysis Corp. of America	65,850	479
*		Nighthawk Radiology Holdings, Inc.	67,579	478
*		Mediware Information Systems, Inc.	81,582	477
	^	LCA-Vision Inc.	99,798	476
*		Vanda Parmaceuticals, Inc.	143,702	473
*		Emageon Inc.	218,846	471
*		Sonic Innovations, Inc.	137,889	461
*		Corcept Therapeutics Inc.	232,993	457
*		Endologix, Inc.	195,978	453
*	^	MiddleBrook Pharmaceuticals Inc.	133,316	451
*	^	Rochester Medical Corp.	42,755	446
		Young Innovations, Inc.	21,351	445
*		CardioNet, Inc.	16,401	437
*	^	Telik, Inc.	359,450	435
*		Bioanalytical Systems, Inc.	84,596	431
*		La Jolla Pharmaceutical Co.	193,468	422
*		Cynosure Inc.	21,100	418
*		Bovie Medical Corp.	58,260	417
*		BioSphere Medical Inc.	120,616	416
*		Cutera, Inc.	45,941	415
*		SenoRx, Inc.	53,041	409
*		HealthTronics Surgical Services, Inc.	123,464	404
*	^	Opko Health, Inc.	263,172	400
*		Neurocrine Biosciences, Inc.	95,018	398
*		Urologix, Inc.	212,418	389
*	^	Synergetics USA, Inc.	143,674	379
*	^	AVANT Immunotherapeutics, Inc.	25,780	375
*	^	Insmed Inc.	940,341	372
*		CuraGen Corp.	374,387	359
*	^	Altus Pharmaceuticals, Inc.	80,002	356
*		Nuvelo, Inc.	627,835	352
*		Allied Healthcare International Inc.	175,832	350
*	^	Bionovo Inc.	284,855	348
*		Orthologic Corp.	331,417	331
*		SRI/Surgical Express, Inc.	91,061	330
*		Orchid Cellmark, Inc.	124,435	324
*		Orexigen Therapeutics Inc.	40,914	323
*		Obagi Medical Products, Inc.	37,655	322
*		NxStage Medical, Inc.	82,567	317
*	^	Santarus Inc.	155,996	314
*	^	Aastrom Biosciences, Inc.	838,008	310
*		Barrier Therapeutics Inc.	75,536	304
*		DUSA Pharmaceuticals, Inc.	149,400	300
*		Sunlink Health Systems, Inc.	59,100	296
*		Vical, Inc.	86,572	292

*	^	Chelsea Therapeutics International, Ltd.	59,319	289
*	^	RXi Pharmaceuticals Corp.	35,461	284
*	^	Ista Pharmaceuticals Inc.	140,179	283
*	^	AVI BioPharma, Inc.	251,647	282
		National Research Corp.	10,540	279
*		LeMaitre Vascular Inc.	95,442	279
*		Hooper Holmes, Inc.	270,088	275
*		Neurometrix Inc.	196,723	275
		Merge Healthcare Inc.	236,402	274
*		Encorium Group, Inc.	182,215	273
*		Home Diagnostics Inc.	29,900	271
		Atrion Corp.	2,752	264
*		Iridex Corp.	105,868	264
*		Escalon Medical Corp.	91,117	263
*		Animal Health International, Inc.	41,395	258
*	^	Molecular Insight Pharmaceuticals, Inc.	45,733	252
*	^	Genelabs Technologies, Inc.	395,506	245
*		Memory Pharmaceuticals Corp.	607,078	237
*		Cytori Therapeutics, Inc.	36,216	235
*		TomoTherapy, Inc.	26,200	234
*		AP Pharma, Inc.	198,932	229
*		Trans1, Inc.	15,037	227
*		The Quigley Corp.	43,797	226
*	^	Jazz Pharmaceuticals Inc.	30,306	225
*		Inhibitex Inc.	326,688	216
*		Pharmacyclics, Inc.	121,429	215
*		Ardea Biosciences, Inc.	16,410	210
*	^	Synta Pharmaceuticals Corp.	34,239	209
*		Spectrum Pharmaceuticals Inc.	149,360	208
*		Combinatorx, Inc.	58,478	208
*		Icagen, Inc.	129,984	203
*		Cadence Pharmaceuticals, Inc.	33,100	202
*		Cyclacel Pharmaceuticals Inc.	105,191	201
*		Oxigene, Inc.	151,876	190
*	^	Accentia Biopharmaceuticals Inc.	181,792	187
*	^	Alfacell Corp.	420,076	185
*		Candela Corp.	78,168	182
*	^	GTC Biotherapeutics, Inc.	455,051	182
*		EntreMed, Inc.	330,654	182
*		Panacos Pharmaceuticals Inc.	401,337	181
*		Dynavax Technologies Corp.	122,692	179
*		Hemispherx Biopharma, Inc.	212,892	179
*	^	Northfield Laboratories, Inc.	251,618	179
*	^	MDRNA Inc.	144,905	177
*		Cortex Pharmaceuticals, Inc.	202,102	166
*	^	Acusphere, Inc.	235,221	165
*	^	Hollis-Eden Pharmaceuticals, Inc.	107,128	164
*		IPC The Hospitalist Co.	8,700	164
*		Lipid Sciences, Inc.	389,300	164
*		Iomai Corp.	25,000	162
*		Transcend Services, Inc.	18,030	161
*	^	Continucare Corp.	68,148	160
*	^	Cell Therapeutics, Inc.	333,265	160
*		Alphatec Holdings, Inc.	38,024	155
*	^	Nutrition 21 Inc.	360,490	153
*	^	AtheroGenics, Inc.	257,560	151
*		Neurogen Corp.	138,985	143
*		TorreyPines Therapeutics Inc.	115,041	143
*	^	Nanogen, Inc.	349,227	133

*	^	Insite Vision, Inc.	240,685	130
*	^	Arcadia Resources, Inc.	229,920	129
*		Affymax Inc.	8,000	127
*		SCOLR Pharma Inc.	126,866	127
*		Alexza Pharmaceuticals, Inc.	32,051	126
*		Genaera Corp.	66,870	125
*		NeoPharm, Inc.	228,750	121
*	^	Targeted Genetics Corp.	195,595	115
*		ADVENTRX Pharmaceuticals, Inc.	287,844	107
*		CardioDynamics International Corp.	77,676	107
*		Keryx Biopharmaceuticals, Inc.	215,560	106
*		Sucampo Pharmaceuticals Inc.	9,700	104
*	^	Fonar Corp.	43,715	97
*		Vermillion, Inc.	43,016	97
*		Infinity Pharmaceuticals, Inc.	11,533	90
*		Immtech Pharmaceuticals Inc.	91,399	90
*	^	BioSante Pharmaceuticals, Inc.	18,816	89
*		Neurobiological Technolgoies, Inc.	61,965	88
*	^	Threshold Pharmaceuticals, Inc.	229,255	85
*	^	Electro-Optical Sciences, Inc.	10,934	84
*	^	Epicept Corp.	314,767	76
*	^	Trubion Pharmaceuticals, Inc.	15,378	69
*		Northstar Neuroscience, Inc.	40,520	64
*		Pharmasset, Inc.	3,400	64
*		Interleukin Genetics, Inc.	53,901	64
*	^	Vion Pharmaceuticals, Inc.	55,255	63
*		Hana Biosciences, Inc.	86,495	62
*		United American Healthcare Corp.	30,666	61
*		CardioTech International, Inc.	86,454	61
		Utah Medical Products, Inc.	2,100	60
*		Retractable Technologies, Inc.	39,406	58
*		SONUS Pharmaceuticals, Inc.	164,938	51
*	^	Proxymed Pharmacy, Inc.	140,091	50
*		Biopure Corp.	92,129	45
*		Zila, Inc.	147,526	44
*	^	Critical Therapeutics, Inc.	117,479	43
*		EPIX Pharmaceuticals Inc.	22,894	40
*		Neose Technologies, Inc.	129,014	39
*		North American Scientific, Inc.	35,973	37
*		Metropolitan Health Networks Inc.	20,058	36
*	^	Dyadic International Inc.	45,200	34
*		Inovio Biomedical Corp.	26,005	28
*		Somaxon Pharmaceuticals, Inc.	5,809	28
*		ULURU Inc.	28,716	24
*		Sunesis Pharmaceuticals, Inc.	15,915	23
*		Palatin Technologies, Inc.	118,190	22
*		Pure Bioscience	5,200	21
*		IVAX Diagnostics, Inc.	27,208	19
*		Cytomedix, Inc.	21,700	16
*		Ore Pharmaceuticals, Inc.	11,059	15
*	^	Genitope Corp.	49,084	2
*	^	Favrille, Inc.	20,695	1
*		NitroMed, Inc.	1,040	1
*		Synvista Therapuetics Inc.	522	1
				1,505,425
Industrials (15.7%)
*		McDermott International, Inc.	1,098,568	67,990
*		Foster Wheeler Ltd.	699,451	51,165
*		First Solar, Inc.	177,996	48,561

		Joy Global Inc.	525,313	39,834
		Flowserve Corp.	279,620	38,224
		SPX Corp.	259,287	34,156
		KBR Inc.	824,348	28,778
		Roper Industries Inc.	434,119	28,600
*		Quanta Services, Inc.	836,816	27,841
		Bucyrus International, Inc.	363,578	26,548
		Fastenal Co.	608,120	26,246
*		Shaw Group, Inc.	402,502	24,871
		Ametek, Inc.	518,028	24,461
		The Dun & Bradstreet Corp.	270,980	23,749
*		AGCO Corp.	445,368	23,342
		Republic Services, Inc. Class A	759,559	22,559
		Manpower Inc.	385,356	22,443
		Harsco Corp.	409,115	22,260
*		Stericycle, Inc.	418,556	21,639
*		URS Corp.	409,836	17,201
		Pentair, Inc.	481,131	16,849
*		Corrections Corp. of America	607,004	16,674
*		FTI Consulting, Inc.	243,509	16,671
*		Kansas City Southern	377,752	16,617
		Lincoln Electric Holdings, Inc.	207,492	16,330
*		Alliant Techsystems, Inc.	159,882	16,257
*		ChoicePoint Inc.	332,579	16,030
		DRS Technologies, Inc.	201,166	15,836
*		Covanta Holding Corp.	584,127	15,590
*		General Cable Corp.	256,078	15,582
		The Timken Co.	466,275	15,359
		Donaldson Co., Inc.	340,160	15,185
		The Brink’s Co.	230,143	15,056
		IDEX Corp.	399,650	14,723
*		Energy Conversion Devices, Inc.	196,708	14,486
*		Gardner Denver Inc.	254,891	14,478
		Landstar System, Inc.	256,062	14,140
*		Copart, Inc.	330,101	14,135
		J.B. Hunt Transport Services, Inc.	418,060	13,913
		Trinity Industries, Inc.	393,014	13,634
*		GrafTech International Ltd.	501,117	13,445
*		Kirby Corp.	261,887	12,571
		Kennametal, Inc.	372,954	12,140
		Nordson Corp.	163,629	11,927
*	^	USG Corp.	389,626	11,521
		Wabtec Corp.	234,991	11,425
		Graco, Inc.	293,275	11,165
		Watson Wyatt & Co. Holdings	207,229	10,960
		Hubbell Inc. Class B	271,488	10,824
		Teleflex Inc.	192,303	10,690
*		Owens Corning Inc.	466,760	10,619
*		BE Aerospace, Inc.	451,897	10,525
		Con-way, Inc.	221,428	10,465
*		Waste Connections, Inc.	322,435	10,295
		Woodward Governor Co.	282,638	10,079
		GATX Corp.	222,938	9,883
*	^	SunPower Corp. Class A	135,736	9,770
		MSC Industrial Direct Co., Inc. Class A	221,044	9,750
		Curtiss-Wright Corp.	217,282	9,721
		Crane Co.	246,163	9,485
		Acuity Brands, Inc.	197,188	9,481
*		Thomas & Betts Corp.	248,454	9,404

*		EMCOR Group, Inc.	329,552	9,402
		Alexander & Baldwin, Inc.	200,642	9,139
		Brady Corp. Class A	263,835	9,110
*		Hexcel Corp.	465,850	8,991
		Valmont Industries, Inc.	84,827	8,847
		CLARCOR Inc.	245,242	8,608
		Carlisle Co., Inc.	296,348	8,594
		Actuant Corp.	271,372	8,508
*		Teledyne Technologies, Inc.	171,499	8,367
		Robbins & Myers, Inc.	166,909	8,324
*		WESCO International, Inc.	204,612	8,193
		Lennox International Inc.	274,152	7,939
		Baldor Electric Co.	224,030	7,837
*		Moog Inc.	206,998	7,709
*		Northwest Airlines Corp.	1,144,704	7,624
		Oshkosh Truck Corp.	361,790	7,485
*		United Rentals, Inc.	369,413	7,244
		Belden Inc.	212,576	7,202
*		Esterline Technologies Corp.	142,741	7,031
*		Aecom Technology Corp.	215,640	7,015
		The Corporate Executive Board Co.	165,029	6,939
		Kaydon Corp.	133,942	6,886
		Herman Miller, Inc.	272,593	6,785
*		Clean Harbors Inc.	94,820	6,738
		Eagle Bulk Shipping Inc.	226,372	6,694
*		Orbital Sciences Corp.	283,334	6,675
*		Spirit Aerosystems Holdings Inc.	345,760	6,632
		Regal-Beloit Corp.	155,630	6,575
*		Tetra Tech, Inc.	285,854	6,466
	^	Genco Shipping and Trading Ltd.	98,452	6,419
*		Delta Air Lines Inc.	1,123,027	6,401
*		Hub Group, Inc.	182,105	6,215
*	^	AMR Corp.	1,211,925	6,205
		The Toro Co.	181,514	6,039
*		ESCO Technologies Inc.	125,500	5,888
*		Genesee & Wyoming Inc. Class A	172,397	5,865
		Mueller Industries Inc.	179,553	5,782
*	^	Evergreen Solar, Inc.	590,008	5,717
		Mine Safety Appliances Co.	141,793	5,670
		Otter Tail Corp.	145,477	5,649
*	^	American Superconductor Corp.	155,234	5,565
*		Geo Group Inc.	246,893	5,555
		Macquarie Infrastructure Co. LLC	217,506	5,501
		Ameron International Corp.	44,355	5,322
		IKON Office Solutions, Inc.	453,323	5,113
		Barnes Group, Inc.	220,576	5,093
	^	Knight Transportation, Inc.	277,535	5,079
		Watsco, Inc.	120,328	5,030
		Granite Construction Co.	155,643	4,907
	^	Lindsay Manufacturing Co.	57,651	4,899
*		MPS Group, Inc.	456,515	4,853
*		Continental Airlines, Inc. Class B	478,167	4,834
		Forward Air Corp.	139,490	4,826
		ABM Industries Inc.	215,520	4,795
*		EnerSys	134,637	4,609
		Resources Connection, Inc.	220,614	4,489
		Arkansas Best Corp.	122,199	4,477
		Deluxe Corp.	250,103	4,457
*		Ceradyne, Inc.	128,106	4,394

*		Perini Corp.	131,509	4,346
*		Navigant Consulting, Inc.	221,141	4,326
	^	Simpson Manufacturing Co.	181,128	4,300
*		Superior Essex Inc.	96,128	4,290
		Applied Industrial Technology, Inc.	174,383	4,215
*		Huron Consulting Group Inc.	92,959	4,215
*		Hertz Global Holdings Inc.	438,861	4,213
		Titan International, Inc.	118,159	4,209
*		CoStar Group, Inc.	94,656	4,207
*		United Stationers, Inc.	113,408	4,190
*		II-VI, Inc.	118,202	4,128
*		Old Dominion Freight Line, Inc.	137,121	4,116
*	^	YRC Worldwide, Inc.	276,432	4,111
*		Avis Budget Group, Inc.	489,417	4,096
		Heartland Express, Inc.	274,713	4,096
		Mueller Water Products, Inc.	476,369	4,068
		CIRCOR International, Inc.	81,611	3,998
		Werner Enterprises, Inc.	215,013	3,995
	^	HNI Corp.	215,613	3,808
		Triumph Group, Inc.	79,969	3,767
		Albany International Corp.	127,795	3,706
*		EnPro Industries, Inc.	97,789	3,651
*		Layne Christensen Co.	82,943	3,632
		Pacer International, Inc.	168,258	3,619
*		The Middleby Corp.	82,286	3,613
	^	Badger Meter, Inc.	70,747	3,575
		Watts Water Technologies, Inc.	143,564	3,575
		Skywest, Inc.	282,547	3,574
		Franklin Electric, Inc.	91,780	3,559
*		Korn/Ferry International	225,071	3,540
*		RBC Bearings Inc.	105,611	3,519
*		NCI Building Systems, Inc.	94,889	3,485
*		Chart Industries, Inc.	71,392	3,473
		A.O. Smith Corp.	104,723	3,438
		Interface, Inc.	271,470	3,402
*		Mobile Mini, Inc.	167,915	3,358
*	^	JetBlue Airways Corp.	886,710	3,307
*		The Advisory Board Co.	83,746	3,294
*		Atlas Air Worldwide Holdings, Inc.	66,085	3,269
		EnergySolutions	145,388	3,249
		Healthcare Services Group, Inc.	208,740	3,175
		Steelcase Inc.	313,941	3,149
		Administaff, Inc.	111,313	3,105
		Briggs & Stratton Corp.	240,372	3,048
		Rollins, Inc.	205,599	3,047
*		Sykes Enterprises, Inc.	160,605	3,029
		UAL Corp.	576,130	3,007
*		Astec Industries, Inc.	93,231	2,996
*	^	Capstone Turbine Corp.	706,632	2,961
*		Acco Brands Corp.	262,769	2,951
		G & K Services, Inc. Class A	95,681	2,914
*		American Reprographics Co.	174,845	2,911
		Knoll, Inc.	234,816	2,853
*		TrueBlue, Inc.	214,636	2,835
		McGrath RentCorp	114,713	2,821
*		Dycom Industries, Inc.	194,196	2,820
		Kaman Corp. Class A	122,874	2,797
		Federal Signal Corp.	232,830	2,794
		Gorman-Rupp Co.	69,689	2,776

		Universal Forest Products, Inc.	91,979	2,756
		Armstrong Worldwide Industries, Inc.	94,272	2,755
*		Team, Inc.	79,728	2,736
*		Alaska Air Group, Inc.	176,431	2,706
		Tennant Co.	89,762	2,699
		Quanex Building Products Corp.	180,941	2,689
*		American Commercial Lines Inc.	244,712	2,675
*		Consolidated Graphics, Inc.	53,636	2,643
		Seaboard Corp.	1,690	2,621
		Comfort Systems USA, Inc.	194,501	2,614
		Viad Corp.	100,424	2,590
*		Cenveo Inc.	261,210	2,552
*		AAR Corp.	187,759	2,540
		Raven Industries, Inc.	76,839	2,519
		Freightcar America Inc.	70,807	2,514
*		School Specialty, Inc.	83,683	2,488
*		M&F Worldwide Corp.	62,930	2,474
*		Northwest Pipe Co.	44,207	2,467
		Gibraltar Industries Inc.	150,546	2,404
*		CBIZ Inc.	300,465	2,389
*	^	FuelCell Energy, Inc.	333,608	2,369
*		Mastec Inc.	221,932	2,366
		American Ecology Corp.	78,759	2,326
*		Beacon Roofing Supply, Inc.	219,089	2,325
		Heidrick & Struggles International, Inc.	83,414	2,306
	^	American Science & Engineering, Inc.	44,215	2,278
*		TransDigm Group, Inc.	67,766	2,276
*		Interline Brands, Inc.	142,889	2,276
*		Insituform Technologies Inc. Class A	148,525	2,262
		Apogee Enterprises, Inc.	139,328	2,252
*		Tecumseh Products Co. Class A	67,979	2,228
*		Axsys Technologies, Inc.	42,691	2,222
*		Columbus McKinnon Corp.	92,185	2,220
		Cascade Corp.	52,098	2,205
*		Exponent, Inc.	70,120	2,202
		Kelly Services, Inc. Class A	113,901	2,202
*		Blount International, Inc.	189,210	2,197
		NACCO Industries, Inc. Class A	28,716	2,135
		HEICO Corp.	65,454	2,130
		Sun Hydraulics Corp.	65,959	2,128
*	^	Innerworkings, Inc.	174,208	2,084
		Ampco-Pittsburgh Corp.	46,097	2,050
		Bowne & Co., Inc.	160,570	2,047
*		CRA International Inc.	56,575	2,045
*		GenCorp, Inc.	277,493	1,987
*		Rush Enterprises, Inc. Class A	164,722	1,978
		Dynamic Materials Corp.	60,005	1,977
		Tredegar Corp.	133,262	1,959
		Encore Wire Corp.	89,745	1,902
*		Kadant Inc.	83,477	1,887
		CDI Corp.	72,805	1,852
*		DynCorp International Inc. Class A	121,660	1,843
*		Amerco, Inc.	38,645	1,843
*		AZZ Inc.	45,468	1,814
		Ennis, Inc.	113,221	1,772
*		Orion Marine Group, Inc.	124,979	1,766
		Cubic Corp.	78,641	1,752
*		Argon ST, Inc.	69,223	1,717
		AAON, Inc.	87,970	1,694

*	^	Valence Technology Inc.	381,663	1,691
*	^	Taser International Inc.	336,188	1,678
*		On Assignment, Inc.	200,200	1,606
*		Hawaiian Holdings, Inc.	230,100	1,599
*		Casella Waste Systems, Inc.	130,094	1,586
*	^	C & D Technologies, Inc.	184,209	1,558
*		Kforce Inc.	183,492	1,558
*		GeoEye Inc.	87,015	1,541
*		L.B. Foster Co. Class A	46,147	1,532
*		Lydall, Inc.	119,417	1,499
*	^	Peerless Manufacturing Co.	31,592	1,481
*		Polypore International Inc.	58,382	1,479
*		Ladish Co., Inc.	71,416	1,470
	^	Horizon Lines Inc.	147,073	1,463
*	^	Beacon Power Corp.	700,639	1,457
*		Michael Baker Corp.	64,498	1,411
*		Dynamex Inc.	52,169	1,399
*		PRG-Schultz International, Inc.	147,798	1,391
*		Pike Electric Corp.	83,585	1,388
*		Republic Airways Holdings Inc.	158,387	1,372
		Vicor Corp.	137,435	1,372
		Kimball International, Inc. Class B	165,194	1,368
		Standex International Corp.	65,569	1,360
*		Powell Industries, Inc.	26,896	1,356
*		Spherion Corp.	290,374	1,342
*		Furmanite Corp.	167,994	1,341
		TAL International Group, Inc.	58,400	1,328
	^	American Woodmark Corp.	62,741	1,326
*	^	Metalico, Inc.	73,883	1,294
*		Hudson Highland Group, Inc.	122,933	1,287
		The Greenbrier Cos., Inc.	62,609	1,271
		Wabash National Corp.	163,860	1,239
		Graham Corp.	16,680	1,236
*		Cornell Cos., Inc.	51,263	1,236
*		Integrated Electrical Services, Inc.	71,604	1,232
*	^	Force Protection, Inc.	359,216	1,189
*		Herley Industries Inc.	89,317	1,186
*		Standard Parking Corp.	64,688	1,177
*	^	SatCon Technology Corp.	413,131	1,173
*		Duff & Phelps Corp.	70,500	1,167
*		Ducommun, Inc.	50,704	1,164
*		Odyssey Marine Exploration, Inc.	291,112	1,153
*		Griffon Corp.	131,484	1,152
*	^	Microvision, Inc.	418,607	1,151
*		Volt Information Sciences Inc.	96,459	1,149
*	^	Fuel-Tech N.V.	63,747	1,123
*	^	3D Systems Corp.	116,628	1,108
*		Magnatek, Inc.	261,116	1,105
		HEICO Corp. Class A	41,440	1,101
		Met-Pro Corp.	80,626	1,076
*		Celadon Group Inc.	106,577	1,065
	^	Houston Wire & Cable Co.	52,969	1,054
*		Universal Truckload Services, Inc.	47,823	1,053
*		Sterling Construction Co., Inc.	52,797	1,049
		The Standard Register Co.	110,899	1,046
*		Flow International Corp.	132,001	1,030
*		Dollar Thrifty Automotive Group, Inc.	107,781	1,019
		Insteel Industries, Inc.	55,118	1,009
*		US Airways Group Inc.	401,015	1,003

*	^	Power-One, Inc.	525,226	993
*		Hurco Cos., Inc.	31,971	988
*		LECG Corp.	110,735	968
		Multi-Color Corp.	45,796	961
*		K-Tron International, Inc	7,412	961
		NN, Inc.	67,926	947
*		Commercial Vehicle Group Inc.	100,328	938
*		AirTran Holdings, Inc.	450,749	920
		Angelica Corp.	42,462	903
*	^	Arrowhead Research Corp.	355,964	886
*		Hill International Inc.	53,330	877
*		Gehl Co.	59,155	875
*	^	Plug Power, Inc.	372,239	875
*		A.T. Cross Co. Class A	104,001	866
*		Altra Holdings Inc.	51,323	863
*	^	Trex Co., Inc.	72,509	851
*	^	EnerNOC Inc.	46,920	842
*		USA Truck, Inc.	69,670	838
*		Aerovironment Inc.	30,706	835
*		LMI Aerospace, Inc.	47,061	827
	^	Xerium Technologies Inc.	205,075	812
		L.S. Starrett Co. Class A	34,332	812
*		Intersections Inc.	73,428	803
*		Marten Transport, Ltd.	49,800	795
*		Park-Ohio Holdings Corp.	53,538	790
*		GP Strategies Corp.	78,560	790
*		COMSYS IT Partners Inc.	85,870	783
		Virco Manufacturing Corp.	156,734	782
*	^	Ener1, Inc.	103,700	769
*		Ultralife Corp.	71,698	766
*		H&E Equipment Services, Inc.	63,508	763
		LSI Industries Inc.	91,445	743
*		BTU International, Inc.	62,148	739
*		Flanders Corp.	118,593	717
		Aceto Corp.	91,789	701
*		Astronics Corp.	49,301	686
*		CPI Aerostructures, Inc.	88,065	684
*		Willis Lease Finance Corp.	63,320	676
	^	Mueller Water Products, Inc. Class A	82,600	667
*	^	Innovative Solutions and Support, Inc.	103,249	666
		Courier Corp.	33,101	665
*		TurboChef Technologies, Inc.	131,751	630
*		UQM Technologies, Inc.	284,918	627
*		Saia, Inc.	56,798	620
		Lawson Products, Inc.	24,841	616
*		Ceco Environmental Corp.	104,058	613
		Hardinge, Inc.	46,463	612
*		United Capital Corp.	31,865	612
*	^	Basin Water, Inc.	130,483	611
*		P.A.M. Transportation Services, Inc.	57,289	610
*	^	Ocean Power Technologies, Inc.	67,376	606
	^	AMREP Corp.	12,689	604
*		PeopleSupport Inc.	70,725	601
*		Accuride Corp.	136,010	578
		Schawk, Inc.	48,096	577
*		Miller Industries, Inc.	57,500	573
*	^	Advanced Battery Technologies Inc.	98,436	568
*		Perma-Fix Environmental Services, Inc.	193,197	558
		Twin Disc, Inc.	26,592	557

*	^	Coleman Cable Inc.	53,472	552
		Supreme Industries, Inc. Class A	111,530	543
*	^	PowerSecure International, Inc.	74,700	542
*		DXP Enterprises Inc	12,880	536
		Diamond Management and Technology Consultants,Inc.	102,915	536
*		MAIR Holdings, Inc.	131,267	532
*		RSC Holdings Inc.	56,300	521
*		Stanley Inc.	15,439	518
*		APAC Teleservices, Inc.	322,192	515
*		Patriot Transportation Holding, Inc.	6,178	494
		Great Lakes Dredge & Dock Co.	80,675	493
		Applied Signal Technology, Inc.	35,393	483
*	^	Applied Energetics, Inc.	302,745	481
		Preformed Line Products Co.	11,933	481
		American Railcar Industries, Inc.	28,609	480
*		Allegiant Travel Co.	25,455	473
*		The Allied Defense Group, Inc.	84,035	469
*		Titan Machinery, Inc.	14,625	458
*		WCA Waste Corp.	70,553	448
*	^	Builders FirstSource, Inc.	84,318	448
		Todd Shipyards Corp.	31,317	445
*		La Barge, Inc.	32,877	427
*	^	Hudson Technology, Inc.	168,971	426
*		Nashua Corp.	42,021	420
		Barrett Business Services, Inc.	34,900	413
*		Baldwin Technology Class A	170,845	406
*		Allied Motion Technologies, Inc.	69,705	404
	^	Bluelinx Holdings Inc.	112,164	397
*	^	Daystar Technologies, Inc.	83,587	382
*		Sifco Industries, Inc.	36,750	371
		Alamo Group, Inc.	17,937	369
		Quixote Corp.	44,500	366
*		CAI International Inc.	20,800	362
*		U.S. Home Systems, Inc.	88,063	346
*		Tecumseh Products Co. Class B	11,900	345
*		Key Technology, Inc.	10,286	327
*		ICF International, Inc.	19,400	322
*	^	Akeena Solar, Inc.	57,003	320
		Omega Flex Inc.	20,504	312
		Ecology and Environment, Inc.	27,106	309
*		Air Transport Services Group Inc.	304,209	304
*		ICT Group, Inc.	36,852	302
*		Arotech Corp.	147,166	296
		Providence and Worcester Railroad Co.	14,300	287
*	^	Pinnacle Airlines Corp.	90,300	285
*	^	Medis Technology Ltd.	79,450	268
*		COMFORCE Corp.	129,816	264
	^	Building Materials Holding Corp.	147,548	261
*		Energy Focus Inc.	109,263	257
*	^	Hoku Scientific, Inc.	50,500	254
*		Innotrac Corp.	67,627	251
		Frozen Food Express Industries, Inc.	36,616	247
*		TriMas Corp.	40,300	241
*		Active Power, Inc.	195,109	228
*		TRC Cos., Inc.	56,211	226
*		First Advantage Corp. Class A	13,867	220
		VSE Corp.	7,900	217
*	^	Spire Corp.	16,819	210
*		American Electric Tech. Inc.	36,928	203

*	^	Gencor Industries, Inc.	18,785	196
*		TVI Corp.	494,807	193
*	^	ExpressJet Holdings, Inc.	319,273	179
*		Huttig Building Products, Inc.	97,839	177
		Empire Resources Inc.	46,286	176
*		Peco II, Inc.	50,920	170
*		Competitive Technologies, Inc.	71,692	151
*		LGL Group	16,300	140
*		MFRI, Inc.	9,244	140
*		Quality Distribution Inc.	56,369	136
*		Spherix Inc.	197,035	128
*	^	Document Security Systems, Inc.	25,900	126
		Sypris Solutions, Inc.	28,286	119
		Superior Uniform Group, Inc.	12,486	108
*		International Shipholding Corp.	3,938	92
*		Covenant Transport, Inc.	26,676	89
		Chase Corp.	4,700	88
*	^	Mesa Air Group Inc.	149,965	76
		The Eastern Co.	5,000	76
*		PGT, Inc.	20,561	71
*	^	Ascent Solar Technologies, Inc.	6,155	64
*		Rush Enterprises, Inc. Class B	5,550	60
*		Thermadyne Holdings Corp.	3,600	53
*		TeamStaff, Inc.	17,157	34
*		Modtech Holdings, Inc.	252,801	26
*		Argan Inc.	1,686	23
		Hubbell Inc. Class A	500	23
*		Kaiser Ventures LLC Class A	36,800	—
*		BMC Industries, Inc.	126,104	—
				2,034,443
Information Technology (16.0%)
*		Visa Inc.	2,207,420	179,485
		MasterCard, Inc. Class A	308,957	82,034
*		Activision, Inc.	1,439,894	49,057
		Amphenol Corp.	851,064	38,196
*		Western Digital Corp.	1,074,628	37,107
*		NAVTEQ Corp.	480,283	36,982
		Harris Corp.	653,937	33,017
*		salesforce.com, inc.	402,538	27,465
*		FLIR Systems, Inc.	666,394	27,036
*		McAfee Inc.	781,464	26,593
*		Iron Mountain, Inc.	868,688	23,064
*		LAM Research Corp.	606,815	21,936
*		Alliance Data Systems Corp.	384,982	21,771
*		Trimble Navigation Ltd.	588,295	21,002
*		NCR Corp.	813,161	20,492
*		Avnet, Inc.	730,187	19,920
*		Red Hat, Inc.	925,469	19,148
*		Arrow Electronics, Inc.	595,774	18,302
*		Hewitt Associates, Inc.	472,860	18,125
*		Cypress Semiconductor Corp.	731,003	18,092
		Global Payments Inc.	386,282	18,001
*		ANSYS, Inc.	380,744	17,941
*		CommScope, Inc.	339,150	17,897
*		SAIC, Inc.	810,059	16,857
*		Synopsys, Inc.	693,053	16,571
*		Itron, Inc.	166,375	16,363
*		Mettler-Toledo International Inc.	168,639	15,997
*		Equinix, Inc.	178,519	15,927

*		Brocade Communications Systems, Inc.	1,797,908	14,815
*		ON Semiconductor Corp.	1,598,348	14,657
		Intersil Corp.	600,901	14,614
		Broadridge Financial Solutions LLC	680,014	14,314
*		Nuance Communications, Inc.	832,595	13,047
*		Cadence Design Systems, Inc.	1,251,876	12,644
*		Varian Semiconductor Equipment Associates, Inc.	360,020	12,536
*		Ingram Micro, Inc. Class A	694,695	12,331
*	^	DST Systems, Inc.	222,331	12,239
*		MICROS Systems, Inc.	395,401	12,056
		FactSet Research Systems Inc.	203,889	11,491
		Diebold, Inc.	319,447	11,366
*		F5 Networks, Inc.	397,632	11,301
*		Sybase, Inc.	383,771	11,291
*		Polycom, Inc.	425,030	10,354
*		Zebra Technologies Corp. Class A	315,722	10,305
*	^	Cree, Inc.	435,370	9,931
*		Metavante Technologies	434,706	9,833
*		Microsemi Corp.	381,769	9,613
*		Take-Two Interactive Software, Inc.	374,991	9,589
*		Parametric Technology Corp.	559,092	9,320
*		Anixter International Inc.	147,326	8,764
*		Tech Data Corp.	256,069	8,678
*		Atheros Communications, Inc.	288,128	8,644
*		Silicon Laboratories Inc.	236,650	8,541
*		ADC Telecommunications, Inc.	571,542	8,442
*		Foundry Networks, Inc.	708,198	8,371
*		Rambus Inc.	436,185	8,318
*		Integrated Device Technology Inc.	829,326	8,244
*		PMC Sierra Inc.	1,061,784	8,123
*		NeuStar, Inc. Class A	376,640	8,120
		Jack Henry & Associates Inc.	373,848	8,090
*		Vishay Intertechnology, Inc.	904,669	8,024
*		Dolby Laboratories Inc.	194,654	7,845
*		Skyworks Solutions, Inc.	791,918	7,816
		National Instruments Corp.	274,020	7,774
*		Atmel Corp.	2,163,734	7,530
*		Fairchild Semiconductor International, Inc.	603,099	7,074
*		ValueClick, Inc.	462,343	7,004
*		Mentor Graphics Corp.	439,940	6,951
*		Concur Technologies, Inc.	208,588	6,931
*		Digital River, Inc.	179,627	6,930
*		TIBCO Software Inc.	902,758	6,906
*		International Rectifier Corp.	352,273	6,764
*		CACI International, Inc.	145,762	6,672
*		THQ Inc.	323,655	6,557
		ADTRAN Inc.	273,470	6,520
*		Informatica Corp.	429,989	6,467
*		EchoStar Corp.	204,185	6,375
*		Gartner, Inc. Class A	302,181	6,261
*		Perot Systems Corp.	415,253	6,233
*		Ariba, Inc.	413,872	6,088
*		Macrovision Solutions Corp.	404,689	6,054
*		Amkor Technology, Inc.	557,009	5,798
*		Comtech Telecommunications Corp.	117,313	5,748
*		Blackboard Inc.	150,019	5,735
*		Plexus Corp.	205,206	5,680
*		CyberSource Corp.	334,004	5,588
*	^	InterDigital, Inc.	219,565	5,340

*		Benchmark Electronics, Inc.	326,581	5,336
		Plantronics, Inc.	236,992	5,290
*		Progress Software Corp.	201,034	5,140
*		Arris Group Inc.	593,362	5,014
*		Quest Software, Inc.	337,198	4,994
*		Intermec, Inc.	235,352	4,961
*		j2 Global Communications, Inc.	214,945	4,944
		Fair Isaac, Inc.	235,846	4,899
*		Emulex Corp.	408,557	4,760
		Cognex Corp.	202,819	4,675
*		Wright Express Corp.	187,780	4,657
*		MKS Instruments, Inc.	212,253	4,648
*		Tekelec	315,751	4,645
		Blackbaud, Inc.	216,556	4,634
*		ManTech International Corp.	96,148	4,627
*		SRA International, Inc.	205,923	4,625
*		EarthLink, Inc.	532,815	4,609
*	^	Sonus Networks, Inc.	1,312,747	4,490
*		FormFactor Inc.	237,031	4,368
*		Rofin-Sinar Technologies Inc.	143,922	4,346
*		Harmonic, Inc.	455,686	4,334
*		The Ultimate Software Group, Inc.	119,286	4,250
*		Diodes Inc.	153,211	4,235
*		Lawson Software, Inc.	581,226	4,226
*		ATMI, Inc.	151,067	4,218
*		Semtech Corp.	299,338	4,212
*		TriQuint Semiconductor, Inc.	693,977	4,206
*		3Com Corp.	1,952,265	4,139
*	^	Synaptics Inc.	109,682	4,138
*		Power Integrations, Inc.	129,643	4,098
*		L-1 Identity Solutions Inc.	304,264	4,053
*		Avocent Corp.	216,569	4,028
*		Euronet Worldwide, Inc.	238,195	4,025
*		FEI Co.	176,430	4,019
*		Checkpoint Systems, Inc.	192,367	4,017
*		Cymer, Inc.	146,844	3,947
*		Tessera Technologies, Inc.	234,119	3,833
*		TeleTech Holdings, Inc.	190,239	3,797
		Acxiom Corp.	330,459	3,797
*		Electronics for Imaging, Inc.	258,163	3,769
*		Cabot Microelectronics Corp.	113,518	3,763
*		Omniture, Inc.	201,749	3,746
*		RF Micro Devices, Inc.	1,273,813	3,694
*		Websense, Inc.	218,549	3,680
*		Entegris Inc.	553,046	3,622
*		Wind River Systems Inc.	327,930	3,571
*		VeriFone Holdings, Inc.	295,830	3,535
*		Solera Holdings, Inc.	125,681	3,476
		Imation Corp.	151,351	3,469
*		Commvault Systems, Inc.	206,974	3,444
*		ScanSource, Inc.	127,408	3,409
		Technitrol, Inc.	198,527	3,373
		United Online, Inc.	333,323	3,343
*		Littelfuse, Inc.	104,994	3,313
		Daktronics, Inc.	163,659	3,301
*		Sanmina-SCI Corp.	2,575,389	3,296
*		Rogers Corp.	87,041	3,272
*		Sapient Corp.	504,924	3,242
*		Advent Software, Inc.	87,983	3,174

*		SPSS, Inc.	86,569	3,149
		MAXIMUS, Inc.	90,410	3,148
		MTS Systems Corp.	85,126	3,054
*	^	TiVo Inc.	493,866	3,047
*		RealNetworks, Inc.	456,963	3,016
*		Standard Microsystem Corp.	110,194	2,992
*	^	ANADIGICS, Inc.	303,633	2,991
*		OmniVision Technologies, Inc.	247,132	2,988
*		Zoran Corp.	251,087	2,938
*	^	ACI Worldwide, Inc.	166,555	2,930
*		Sycamore Networks, Inc.	908,859	2,927
*	^	UTStarcom, Inc.	533,827	2,920
*		MicroStrategy Inc.	44,783	2,900
*		Hittite Microwave Corp.	80,234	2,858
*		TNS Inc.	118,670	2,843
*		Manhattan Associates, Inc.	119,503	2,836
*	^	Palm, Inc.	520,218	2,804
*		Ansoft Corp.	76,944	2,801
*		TTM Technologies, Inc.	206,551	2,729
		AVX Corp.	240,766	2,723
*	^	Netlogic Microsystems Inc.	81,973	2,722
*		Powerwave Technologies, Inc.	637,278	2,708
*		DTS Inc.	86,431	2,707
*		Forrester Research, Inc.	87,570	2,704
*		Applied Micro Circuits Corp.	314,348	2,691
*		Insight Enterprises, Inc.	227,382	2,667
*		Interwoven Inc.	220,372	2,647
*		Monolithic Power Systems	121,849	2,634
*		Blue Coat Systems, Inc.	185,386	2,616
*		ViaSat, Inc.	128,657	2,600
*		Avid Technology, Inc.	152,529	2,591
*		Silicon Image, Inc.	355,517	2,577
*		Brooks Automation, Inc.	307,994	2,547
*		CMGI, Inc.	237,970	2,522
*	^	Bankrate, Inc.	64,134	2,506
	^	Quality Systems, Inc.	85,072	2,491

*		Veeco Instruments, Inc.	154,654	2,487
*		Axcelis Technologies, Inc.	496,963	2,425
*		Advanced Energy Industries, Inc.	175,905	2,410
		Park Electrochemical Corp.	98,725	2,400
*		MSC Software Corp.	217,979	2,393
*		Kulicke & Soffa Industries, Inc.	327,614	2,388
*		NETGEAR, Inc.	171,492	2,377
*		JDA Software Group, Inc.	130,606	2,364
*		Kenexa Corp.	125,311	2,361
		Black Box Corp.	84,711	2,303
*		Stratasys, Inc.	123,568	2,281
		Micrel, Inc.	248,467	2,273
*	^	Cogent Inc.	199,007	2,263
*		Tyler Technologies, Inc.	166,726	2,262
*		Ixia	322,936	2,244
*		Cirrus Logic, Inc.	402,296	2,237
*		Actel Corp.	128,416	2,164
*		Newport Corp.	186,967	2,130
		Integral Systems, Inc.	54,350	2,103
*		DealerTrack Holdings Inc.	147,313	2,079
*		FARO Technologies, Inc.	81,669	2,056
*		Art Technology Group, Inc.	634,182	2,029

*		Electro Scientific Industries, Inc.	142,452	2,019
*		EPIQ Systems, Inc.	140,215	1,991
		Methode Electronics, Inc. Class A	189,428	1,980
*		Epicor Software Corp.	286,254	1,978
*		CSG Systems International, Inc.	179,423	1,977
	^	Marchex, Inc.	160,105	1,972
*		SonicWALL, Inc.	303,184	1,956
*		Pericom Semiconductor Corp.	131,726	1,955
*		IXYS Corp.	160,945	1,922
		CTS Corp.	189,766	1,907
*		Vignette Corp.	157,752	1,893
*		Adaptec, Inc.	590,997	1,891
*		S1 Corp.	249,289	1,887
*		Brightpoint, Inc.	256,792	1,875
*		Rackable Systems Inc.	139,638	1,871
*	^	Sigma Designs, Inc.	132,402	1,839
*	^	Terremark Worldwide, Inc.	336,807	1,839
*		Ultratech, Inc.	117,827	1,829
*	^	Finisar Corp.	1,523,760	1,813
*		Novatel Wireless, Inc.	162,794	1,812
*		Taleo Corp. Class A	92,401	1,810
*		EMS Technologies, Inc.	82,601	1,804
*	^	SAVVIS, Inc.	138,915	1,793
*		Vocus, Inc.	55,658	1,791
*		Ciber, Inc.	283,650	1,761
*		Hutchinson Technology, Inc.	130,981	1,760
		Agilysys, Inc.	154,533	1,752
*		Lattice Semiconductor Corp.	559,235	1,750
*		GSI Commerce, Inc.	128,091	1,746
*		Radiant Systems, Inc.	161,100	1,729
*		Volterra Semiconductor Corp.	99,928	1,725
*	^	Echelon Corp.	155,264	1,692
*		Riverbed Technology, Inc.	122,547	1,681
		Syntel, Inc.	48,436	1,633
*		Photon Dynamics, Inc.	106,282	1,603
		Cohu, Inc.	109,129	1,602
*	^	EMCORE Corp.	253,787	1,589
*		Excel Technology, Inc.	70,591	1,576
*		SYNNEX Corp.	62,187	1,560
*	^	ParkerVision, Inc.	156,905	1,558

*	^	WebMD Health Corp. Class A	55,495	1,548
*		Gerber Scientific, Inc.	134,511	1,531
*		Exar Corp.	202,123	1,524
*		Actuate Software Corp.	384,007	1,501
*		Photronics, Inc.	212,477	1,496
*		Perficient, Inc.	153,299	1,481
*	^	FalconStor Software, Inc.	208,438	1,476
*		The Knot, Inc.	150,785	1,475
*		iGATE Corp.	180,809	1,470
		Pegasystems Inc.	108,928	1,466
*	^	Universal Display Corp.	118,611	1,461
	^	Heartland Payment Systems, Inc.	61,574	1,453
*		RightNow Technologies Inc.	105,165	1,438
*		VASCO Data Security International, Inc.	136,514	1,437
*		Extreme Networks, Inc.	496,621	1,410
*		Quantum Corp.	1,033,676	1,395
*		KEMET Corp.	429,259	1,391
		NIC Inc.	203,563	1,390
*		Keynote Systems Inc.	107,142	1,380
*		Magma Design Automation, Inc.	226,074	1,372
*		Avanex Corp.	1,200,205	1,356
*		Internet Capital Group Inc.	175,356	1,356
*		Phoenix Technologies Ltd.	122,971	1,353
*		Mattson Technology, Inc.	282,447	1,344
*		Digimarc Corp.	94,408	1,337
*		Switch and Data Inc.	77,603	1,318
*		SeaChange International, Inc.	182,616	1,308
*		Silicon Storage Technology, Inc.	471,698	1,307
*		Move, Inc.	551,541	1,285
*		Multi-Fineline Electronix, Inc.	46,369	1,283
*		SiRF Technology Holdings, Inc.	294,870	1,274
*		Greenfield Online, Inc.	83,415	1,245
*		Hughes Communications Inc.	25,104	1,232
*		Supertex, Inc.	52,063	1,215
*		Anaren, Inc.	112,819	1,192
*	^	Zix Corp.	427,684	1,189
*		OSI Systems Inc.	55,425	1,187
*		STEC Inc.	115,508	1,186
*		GSE Systems, Inc.	131,680	1,173
*		Symyx Technologies, Inc.	167,968	1,172
*		Hypercom Corp.	264,862	1,165
*		Global Cash Access, Inc.	166,363	1,141
*		Intevac, Inc.	100,041	1,128
*	^	Orbcomm, Inc.	194,710	1,110
*		Rudolph Technologies, Inc.	143,652	1,106
*		MRV Communications Inc.	929,084	1,106
*	^	LoopNet, Inc.	97,700	1,104
*	^	Presstek, Inc.	220,625	1,094
*		Secure Computing Corp.	263,366	1,090
*		AXT, Inc.	259,075	1,085
*		DSP Group Inc.	154,033	1,078
*		Intervoice, Inc.	186,377	1,062
*		Microtune, Inc.	302,196	1,046
*		Trident Microsystems, Inc.	285,579	1,042
*		Ramtron International Corp.	247,156	1,041
*		Interactive Intelligence Inc.	88,792	1,034
*		NetScout Systems, Inc.	96,090	1,026
*		Kopin Corp.	356,597	1,023
*		Entrust, Inc.	345,813	1,017
*		Asyst Technologies, Inc.	284,308	1,015
*		ComScore Inc.	45,883	1,001

*		Semitool, Inc.	132,859	998
*		Spansion Inc. Class A	440,601	991
*		SI International Inc.	46,915	982
*		Versant Corp.	37,447	981
*		Synchronoss Technologies, Inc.	107,662	972
*		IPG Photonics Corp.	51,342	966
*	^	Bidz.com, Inc.	110,191	960
		Cass Information Systems, Inc.	29,937	959
*	^	Research Frontiers, Inc.	151,931	959
*		OPNET Technologies, Inc.	105,964	954
*		Online Resources Corp.	113,799	950
*		Conexant Systems, Inc.	210,751	948
*	^	i2 Technologies, Inc.	75,291	936
*	^	Constant Contact, Inc.	49,317	930
*		Information Services Group, Inc.	192,539	924
*	^	NVE Corp.	29,191	924
*		Computer Task Group, Inc.	179,848	921
*		Tumbleweed Communications Corp.	348,441	913
*		Harris Stratex Networks, Inc. Class A	95,229	904
*		Safeguard Scientifics, Inc.	725,274	899
		Electro Rent Corp.	71,301	894
		InfoSpace, Inc.	106,888	890
*		Callidus Software Inc.	177,316	887
*		DivX, Inc.	120,529	885
*		RadiSys Corp.	96,304	873
*		PROS Holdings, Inc.	77,100	866
*		SupportSoft, Inc.	265,666	863
*		DG FastChannel Inc.	50,045	863
*		Mercury Computer Systems, Inc.	114,504	862
*		Limelight Networks Inc.	224,700	858
	^	Renaissance Learning, Inc.	75,901	851
*		Startek, Inc.	90,338	849
*		Bitstream Inc.	128,803	844
*		MIPS Technologies, Inc.	222,737	835
*	^	TranSwitch Corp.	904,875	832
		Gevity HR, Inc.	154,461	831
	^	Imergent, Inc.	69,800	826
*	^	Maxwell Technologies, Inc.	77,640	825
*		Catapult Communications Corp.	115,095	819
*		TechTeam Global, Inc.	76,528	818
		Keithley Instruments Inc.	86,055	818
*		Telecommunication Systems, Inc.	175,567	813
*		Data I/O Corp.	140,966	811
*		MoSys, Inc.	163,086	801
		Bel Fuse, Inc. Class B	32,400	801
*		Performance Technologies, Inc.	157,275	796
*		Pervasive Software Inc.	186,283	795
*		Lionbridge Technologies, Inc.	307,275	793
*		Telular Corp.	205,604	785
*		Measurement Specialties, Inc.	44,491	783
*		Bookham, Inc.	457,007	772
*		Bottomline Technologies, Inc.	79,160	770
*		Datalink Corp.	165,917	767
*		KVH Industries, Inc.	90,987	758
*		Integrated Silicon Solution, Inc.	134,613	748
*		Zhone Technologies	956,412	746
*		Oplink Communications, Inc.	77,660	746
*	^	Comverge Inc.	53,219	744
		infoGROUP, Inc.	168,576	740

*		Digi International, Inc.	93,469	734
*		Virage Logic Corp.	102,304	732
*		Micronetics Inc.	86,314	732
*		NMS Communications Corp.	651,331	723
*		The Hackett Group Inc.	125,686	721
*		Dynamics Research Corp.	68,047	714
*		LoJack Corp.	89,713	714
		PC-Tel, Inc.	74,262	712
*	^	Sonic Solutions, Inc.	119,020	709
		TheStreet.com, Inc.	108,887	709
*		Spectrum Control, Inc.	86,345	708
*		Ultra Clean Holdings, Inc.	88,853	707
*		Immersion Corp.	103,446	704
*		Napco Security Systems, Inc.	155,260	703
*		Website Pros, Inc.	84,176	701
*		Cray, Inc.	150,508	698
*		Chordiant Software, Inc.	139,528	698
*		Globecomm Systems, Inc.	83,820	692
*		iGo, Inc.	540,345	681
*		BigBand Networks Inc.	143,066	677
*		SM&A Corp.	141,687	676
*		DDi Corp.	112,175	674
*		Loral Space and Communications Ltd.	38,247	674
*	^	Nextwave Wireless Inc.	164,226	663
*		BSQUARE Corp.	136,643	660
		MOCON, Inc.	60,543	659
*		Neutral Tandem, Inc.	37,530	657
		CAM Commerce Solutions, Inc.	16,389	651
*	^	Convera Corp.	453,594	644
*		Radyne Comstream Inc.	56,345	644
*		Zones, Inc.	81,787	640
*		ZiLOG, Inc.	202,394	640
*	^	Mindspeed Technologies, Inc.	737,195	634
*	^	Local.com Corp	169,877	630
*		Nu Horizons Electronics Corp.	129,310	628
*	^	On2 Technologies, Inc.	1,026,995	626
*		PC Connection, Inc.	66,806	622
*		Ebix, Inc.	7,968	619
*		Entropic Communications Inc.	130,121	618
*		Double-Take Software Inc.	44,945	618
*		Monotype Imaging Holdings Inc.	50,622	617
*		LTX Corp.	277,869	611
*		Captaris Inc.	150,348	609
*		ExlService Holdings, Inc.	43,373	609
*		Digital Angel Corp.	797,925	606
		American Software, Inc. Class A	107,257	605
*		PLX Technology, Inc.	79,227	605
*		Optical Cable Corp.	88,146	604
*		Symmetricom Inc.	156,451	601
		Astro-Med, Inc.	64,839	600
*		Zygo Corp.	60,408	594
		Communications Systems, Inc.	55,204	593
*		Aetrium, Inc.	198,919	593
*		Electroglas, Inc.	310,851	591
*		Smith Micro Software, Inc.	102,325	583
*		InsWeb Corp.	61,961	580
*		Rubicon Technology, Inc.	28,000	569
		QAD Inc.	83,858	568
*		Innodata Isogen, Inc.	199,897	560

*		Lasercard Corp.	117,124	559
*		iPass Inc.	268,871	557
*		Aware, Inc.	184,000	556
*		Autobytel Inc.	390,776	555
*		Acme Packet, Inc.	71,266	553
*		Dot Hill Systems Corp.	218,320	552
*		Advanced Analogic Technologies, Inc.	132,334	547
*	^	Network Equipment Technologies, Inc.	153,817	546
*		Sumtotal Systems Inc.	115,866	542
*		Network Engines, Inc.	462,970	542
*		Endwave Corp.	85,227	541
*		Rimage Corp.	43,154	535
*	^	Transmeta Corp.	38,643	534
*		White Electronic Designs Corp.	115,241	529
*		Enliven Marketing Technologies Corp.	625,688	526
*		Liquidity Services, Inc.	45,149	521
*	^	BearingPoint, Inc.	631,217	518
*		InFocus Corp.	343,567	515
*		Saba Software, Inc.	157,901	507
*		OpNext, Inc.	93,951	505
*		OpenTV Corp.	383,290	502
*		SCM Microsystems, Inc.	167,096	501
*		Management Network Group Inc.	347,479	500
*		SRS Labs, Inc.	77,319	499
*	^	American Technology Corp.	268,929	498
*		I.D. Systems, Inc.	76,192	491
*		Pfsweb Inc.	101,573	488
*		Techwell, Inc.	39,500	487
*		I-many, Inc.	476,082	476
*		PDF Solutions, Inc.	79,887	475
*		Internap Network Services Corp.	99,595	466
*		ActivIdentity Corp.	170,469	465
*		Catalyst Semiconductor, Inc.	106,713	463
*		Westell Technologies, Inc.	339,883	459
*		CallWave, Inc.	176,408	459
*		CyberOptics Corp.	46,589	457
*		LivePerson, Inc.	162,559	457
*		Key Tronic Corp.	131,723	452
*		LeCroy Corp.	49,738	444
*		Optium Corp.	60,155	438
*		Data Domain, Inc.	18,705	436
*		Borland Software Corp.	319,957	435
*		Concurrent Computer Corp.	637,883	434
*		Tier Technologies, Inc.	53,411	428
*		Peerless Systems Corp.	228,453	420
*	^	X-Rite Inc.	162,588	416
*		COMARCO, Inc.	112,532	410
*		EFJ, Inc.	233,964	409
*		Infinera Corp.	46,321	409
*		TransAct Technologies Inc.	48,416	401
*		Onvia.com, Inc.	74,878	388
*		Cherokee International Corp.	214,993	381
*		Starent Networks Corp.	29,900	376
		MoneyGram International, Inc.	411,294	374
*		Internet Brands Inc.	56,300	373
*		Aruba Networks, Inc.	70,800	370
*		Tollgrade Communications, Inc.	79,767	358
*		Rainmaker Systems, Inc.	121,230	355
*		LookSmart, Ltd.	87,842	353

*		Video Display Corp.	46,589	352
*		Calamp Corp.	170,744	350
*		SteelCloud Inc.	234,983	348
*		QuickLogic Corp.	202,760	339
*		hi/fn, Inc.	73,079	337
*		Nanometrics Inc.	57,838	337
*		Dice Holdings Inc.	40,404	334
*		ShoreTel, Inc.	74,662	330
*	^	Telkonet, Inc.	584,582	328
*		ESS Technology, Inc.	197,602	322
		Openwave Systems Inc.	211,260	315
*		Goldleaf Financial Solutions, Inc.	143,032	309
*		Intelli-Check Inc.	152,380	308
*	^	Midway Games Inc.	139,488	307
*		Evolving Systems, Inc.	135,174	307
*		SourceForge Inc.	186,341	298
		Mesa Laboratories, Inc.	12,300	295
*	^	Lumera Corp.	299,265	293
*		Cavium Networks, Inc.	13,615	286
*		AuthenTec, Inc.	27,400	286
*		CPI International, Inc.	22,586	278
*		En Pointe Technologies, Inc.	122,089	277
*	^	Superconductor Technologies Inc.	120,988	277
*		Elixir Gaming Technologies, Inc.	226,350	272
*		Selectica, Inc.	199,325	269
*		Simulations Plus, Inc.	156,710	266
*		NCI, Inc.	11,500	263
*		Planar Systems, Inc.	101,145	263
*		RF Monolithics, Inc.	160,383	260
*		PAR Technology Corp.	33,869	253
*		Ditech Networks Inc.	116,323	250
*		California Micro Devices Corp.	79,885	248
*		Napster, Inc.	173,389	246
*		Travelzoo, Inc.	27,582	236
*		Centillium Communications, Inc.	356,151	231
*		FSI International, Inc.	172,453	231
*		Amtech Systems, Inc.	21,449	230
*		Hauppage Digital, Inc.	153,081	230
*		Netezza Corp.	19,181	220
*		RAE Systems, Inc.	153,133	219
*		Kintera Inc.	191,236	212
*		Cascade Microtech, Inc.	32,100	211
*		Soapstone Networks Inc.	54,797	210
*		Pixelworks, Inc.	118,026	208
		TSR, Inc.	54,086	207
*		Lantronix, Inc.	306,807	206
*		Newtek Business Services, Inc.	200,989	203
*		Salary.com, Inc.	50,144	201
*	^	Wave Systems Corp. Class A	195,358	193
*		Entertainment Distribution Company Inc.	382,593	187
*		Unica Corp.	23,233	187
*		Think Partnership Inc.	416,166	183
*		Smart Modular Technologies Inc.	45,055	173
*		TII Network Technologies, Inc.	107,178	171
*		Occam Networks, Inc.	42,481	169
		Bel Fuse, Inc. Class A	5,719	160
*		Deltek, Inc.	20,978	159
*		PLATO Learning, Inc.	59,707	158
*		Majesco Entertainment Co.	176,715	157

*		Airspan Networks Inc.	205,124	154
*	^	Silicon Graphics Inc.	26,142	149
*		NYFIX, Inc.	34,100	143
*		Ciprico Inc.	93,049	141
*		Miva Inc.	127,525	135
*		Ikanos Communications, Inc.	39,964	135
*	^	Access Intergrated Technologies Inc.	61,852	131
*		NetSuite Inc.	5,900	121
*		Isilon Systems Inc.	26,004	115
*		LogicVision, Inc.	94,461	111
*		SuccessFactors Inc.	10,002	110
*		Evans & Sutherland Computer Corp.	107,101	108
*		Jupitermedia Corp.	75,427	106
*		TechTarget	9,818	104
*		AuthentiDate Holding Corp.	264,399	103
*		Eagle Test Systems, Inc.	8,994	101
*		Entorian Technologies Inc.	129,651	100
*		Sonic Foundry, Inc.	161,520	99
*		Merix Corp.	40,537	93
*	^	FOCUS Enhancements, Inc.	388,012	93
*		Credence Systems Corp.	69,134	90
*		Digital Ally, Inc.	9,925	85
*	^	LightPath Technologies, Inc. Class A	55,757	84
*		Leadis Technology Inc.	50,620	81
*		Intraware, Inc.	17,473	73
		Richardson Electronics, Ltd.	11,890	71
*		Innovex, Inc.	106,590	64
*		Glu Mobile Inc.	13,100	63
*	^	Mechanical Technology Inc.	49,492	62
*		Technology Solutions Co.	9,671	46
*	^	NeoMagic Corp.	123,502	42
*		DataTRAK International Inc.	85,096	38
*		Atari, Inc.	21,962	36
*		Sourcefire Inc.	4,400	34
		Frequency Electronics, Inc.	5,000	33
*		MakeMusic! Inc.	3,956	31
*		Procera Networks, Inc.	22,500	30
*		PlanetOut, Inc.	12,670	26
*		Overland Storage, Inc.	21,120	25
*	^	Ibis Technology Corp.	101,314	11
*		CNET Networks, Inc.	677	8
*		ISCO International, Inc.	18,000	2
				2,070,604
Materials (6.9%)
*		The Mosaic Co.	752,923	108,948
		Cleveland-Cliffs Inc.	438,988	52,323
		CF Industries Holdings, Inc.	235,290	35,952
		Steel Dynamics, Inc.	916,824	35,820
*		Owens-Illinois, Inc.	809,320	33,741
		Celanese Corp. Series A	630,387	28,783
		FMC Corp.	363,311	28,135
		Reliance Steel & Aluminum Co.	308,021	23,745
		Airgas, Inc.	401,983	23,472
		Terra Industries, Inc.	443,642	21,894
		Commercial Metals Co.	554,005	20,886
	^	Martin Marietta Materials, Inc.	200,648	20,785
*		Crown Holdings, Inc.	779,304	20,254
		Lubrizol Corp.	330,824	15,327
		Sonoco Products Co.	483,049	14,950

	Albemarle Corp.	368,582	14,710
	Nalco Holding Co.	685,805	14,505
*	Domtar Corp.	2,594,783	14,142
	AptarGroup Inc.	329,249	13,812
	Compass Minerals International, Inc.	157,389	12,679
	RPM International, Inc.	591,927	12,194
	Schnitzer Steel Industries, Inc. Class A	100,738	11,545
	Cytec Industries, Inc.	203,566	11,107
	Greif Inc. Class A	163,386	10,462
	Carpenter Technology Corp.	232,153	10,133
*	Intrepid Potash, Inc.	145,344	9,561
	Packaging Corp. of America	443,574	9,541
	Olin Corp.	362,906	9,501
*	Century Aluminum Co.	141,828	9,430
	Valspar Corp.	482,999	9,134

*	^	Coeur d’Alene Mines Corp.	2,674,914	7,757
		Cabot Corp.	313,045	7,610
	^	Texas Industries, Inc.	133,391	7,487
*		W.R. Grace & Co.	294,257	6,912
		Chemtura Corp.	1,172,518	6,848
		Sensient Technologies Corp.	232,577	6,549
		Worthington Industries, Inc.	310,958	6,375
		Silgan Holdings, Inc.	120,734	6,126
		Minerals Technologies, Inc.	91,424	5,814
		Temple-Inland Inc.	514,291	5,796
		H.B. Fuller Co.	255,950	5,744
*	^	Hecla Mining Co.	616,722	5,711
		Eagle Materials, Inc.	210,259	5,326
		Huntsman Corp.	465,397	5,306
*		Smurfit-Stone Container Corp.	1,238,630	5,041
		Rock-Tenn Co.	162,442	4,872
*		OM Group, Inc.	147,773	4,845
		NewMarket Corp.	66,668	4,415
		Royal Gold, Inc.	139,788	4,384
		Louisiana-Pacific Corp.	500,090	4,246
*		Rockwood Holdings, Inc.	117,986	4,106
		Arch Chemicals, Inc.	120,300	3,988
		Ferro Corp.	211,921	3,976
*		RTI International Metals, Inc.	111,295	3,964
		Kaiser Aluminum Corp.	72,757	3,895
		Scotts Miracle-Gro Co.	215,890	3,793
*		Solutia Inc.	295,600	3,790
		Koppers Holdings, Inc.	85,809	3,593
		Olympic Steel, Inc.	43,488	3,302
*		PolyOne Corp.	452,532	3,154
		AMCOL International Corp.	108,169	3,078
*	^	Calgon Carbon Corp.	198,512	3,069
		A. Schulman Inc.	131,131	3,020
		Glatfelter	219,518	2,966
*	^	Zoltek Cos., Inc.	121,556	2,948
		Deltic Timber Corp.	51,234	2,742
*	^	General Moly, Inc.	343,512	2,703
*	^	AbitibiBowater, Inc.	272,566	2,543
*		Haynes International, Inc.	43,141	2,483
*	^	Stillwater Mining Co.	206,926	2,448
*		Brush Engineered Materials Inc.	98,958	2,417
*		Headwaters Inc.	203,815	2,399
		A.M. Castle & Co.	81,572	2,334

		Wausau Paper Corp.	300,983	2,321
*	^	Flotek Industries, Inc.	102,930	2,122
*		Esmark, Inc.	104,958	2,007
*		Buckeye Technology, Inc.	197,641	1,672
*		LSB Industries, Inc.	82,237	1,628
	^	Westlake Chemical Corp.	108,454	1,612
*		Horsehead Holding Corp.	132,183	1,607
		Zep, Inc.	106,824	1,590
		Balchem Corp.	66,818	1,546
		Spartech Corp.	161,450	1,522
*		Universal Stainless & Alloy Products, Inc.	39,287	1,455
		Schweitzer-Mauduit International, Inc.	81,601	1,375
*		GenTek, Inc.	47,005	1,264
		Neenah Paper Inc.	71,422	1,193
		Innophos Holdings Inc.	36,517	1,167
		Myers Industries, Inc.	142,006	1,157
		Stepan Co.	23,107	1,054
		Quaker Chemical Corp.	37,122	990
*		Graphic Packaging Holding Co.	482,413	974
		American Vanguard Corp.	78,953	971
*		U.S. Concrete, Inc.	196,150	934
*		Omnova Solutions Inc.	331,761	922
*	^	Mercer International Inc.	113,088	846
		NL Industries, Inc.	84,380	804
*		ICO, Inc.	128,380	773
*		U.S. Gold Corp.	328,602	762
		Penford Corp.	50,427	750
		Nevada Chemicals, Inc.	70,857	705
*		AEP Industries, Inc.	39,166	680
*		ADA-ES Inc.	74,640	672
*		Allied Nevada Gold Corp.	113,825	670
*		Material Sciences Corp.	78,240	634
*	^	Boise, Inc.	158,945	612
		Tronox Inc. Class B	199,550	603
		Great Northern Iron Ore Properties	5,100	573
*		Landec Corp.	82,482	534
		U.S. Energy Corp.	167,994	517
	^	Georgia Gulf Corp.	172,145	499
*	^	Nonophase Technologies Corp.	213,753	494
*	^	Kapstone Paper and Packaging Corp.	63,289	422
		Hawkins, Inc.	21,355	319
*		Rock of Ages Corp.	91,696	304
*		American Pacific Corp.	17,545	302
*		TOR Minerals International, Inc.	160,090	296
*		Solitario Exploration & Royalty Corp.	49,600	244
*		United States Lime & Mineral	5,351	212
*		Chesapeake Corp. of Virginia	88,775	209
*		Mod-Pac Corp.	49,498	205
		Synalloy Corp.	12,138	187
*		Caraustar Industries, Inc.	31,483	92
*	^	Clean Diesel Technologies, Inc.	3,825	45
		AK Steel Holding Corp.	651	45
*		Eden Bioscience Corp.	26,908	40
				892,479
Telecommunication Services (1.8%)
*		NII Holdings Inc.	813,291	38,623
*		Crown Castle International Corp.	959,480	37,161
*	^	Level 3 Communications, Inc.	7,533,932	22,225
*		SBA Communications Corp.	527,576	18,998

		Telephone & Data Systems, Inc.	369,331	17,458
*		TW telecom, Inc.	714,127	11,447
*		Leap Wireless International, Inc.	254,591	10,991
		Telephone & Data Systems, Inc. - Special Common Shares	147,351	6,498
*		Cincinnati Bell Inc.	1,176,388	4,682
*		U.S. Cellular Corp.	80,466	4,550
*		Premiere Global Services, Inc.	299,972	4,374
*		Metropcs Communications Inc.	236,195	4,183
*		PAETEC Holding Corp.	511,801	3,250
		FairPoint Communications, Inc.	431,998	3,115
*		Clearwire Corp.	238,985	3,097
*		Cogent Communications Group, Inc.	230,334	3,086
*		Rural Cellular Corp. Class A	65,532	2,917
		Iowa Telecommunications Services Inc.	155,226	2,734
		Alaska Communications Systems Holdings, Inc.	209,633	2,503
*		Centennial Communications Corp. Class A	328,918	2,299
		NTELOS Holdings Corp.	87,916	2,230
*		Syniverse Holdings Inc.	135,252	2,191
*		iPCS, Inc.	67,838	2,010
*		Cbeyond Inc.	116,613	1,868
*		General Communication, Inc.	255,384	1,754
		Shenandoah Telecommunications Co.	109,297	1,423
		Consolidated Communications Holdings, Inc.	90,248	1,344
*		ICO Global Communications (Holdings) Ltd.	395,757	1,290
		USA Mobility, Inc.	144,321	1,090
		Atlantic Tele-Network, Inc.	32,104	883
*		FiberNet Telecom Group, Inc.	99,166	838
		Hickory Tech Corp.	97,265	804
*	^	8X8 Inc.	697,676	795
*	^	Vonage Holdings Corp.	477,040	792
*		Kratos Defense & Security Inc.	358,133	702
*	^	TerreStar Corp.	157,200	626
*		Virgin Mobile USA, Inc.-A	213,150	586
		SureWest Communications	68,643	579
*		XETA Technologies Inc.	173,482	557
*		Fibertower Corp.	370,307	518
		IDT Corp. Class B	277,875	472
*		iBasis, Inc.	136,114	446
*		LCC International, Inc. Class A	447,612	430
		Warwick Valley Telephone Co.	29,511	312
		D&E Communications, Inc.	34,092	303
		Arbinet Holdings, Inc.	75,960	295
*		Globalstar, Inc.	103,235	292
*		GoAmerica, Inc.	9,986	75
*		UCN Inc.	21,050	49
*		Multiband Corp.	33,188	42
*		Metro One Telecommunications, Inc.	62,638	37
		IDT Corp.	7,368	11
*		Fusion Telecommunications International, Inc.	36,100	10
				229,845
Utilities (5.6%)
*		NRG Energy, Inc.	1,144,781	49,111
		Equitable Resources, Inc.	629,602	43,480
*		Mirant Corp.	1,004,860	39,340
*		Reliant Energy, Inc.	1,679,603	35,725
		MDU Resources Group, Inc.	887,763	30,947
		Energen Corp.	348,160	27,167
		Wisconsin Energy Corp.	567,637	25,669

		ONEOK, Inc.	506,315	24,723
		National Fuel Gas Co.	394,450	23,462
		SCANA Corp.	566,434	20,958
		Northeast Utilities	754,856	19,271
		Energy East Corp.	768,841	19,006
		Alliant Energy Corp.	536,136	18,368
		NSTAR	518,533	17,537
		Southern Union Co.	602,052	16,267
		Puget Energy, Inc.	629,499	15,102
		UGI Corp. Holding Co.	518,324	14,881
		DPL Inc.	551,591	14,551
		Sierra Pacific Resources	1,135,735	14,435
		OGE Energy Corp.	446,802	14,168
		AGL Resources Inc.	371,537	12,848
		ITC Holdings Corp.	239,944	12,264
		Atmos Energy Corp.	436,593	12,037
		Vectren Corp.	369,647	11,537
		Westar Energy, Inc.	509,284	10,955
		Great Plains Energy, Inc.	419,283	10,599
	^	Aqua America, Inc.	648,759	10,361
		Hawaiian Electric Industries Inc.	408,175	10,094
		Piedmont Natural Gas, Inc.	355,305	9,295
		WGL Holdings Inc.	240,305	8,348
*		American Water Works Co., Inc.	310,700	6,891
*		Aquila, Inc.	1,820,657	6,864
		Cleco Corp.	291,435	6,799
		New Jersey Resources Corp.	203,283	6,637
		IDACORP, Inc.	218,971	6,326
		Southwest Gas Corp.	209,514	6,229
		Black Hills Corp.	185,947	5,961
		Northwest Natural Gas Co.	127,868	5,915
		Avista Corp.	256,905	5,513
		South Jersey Industries, Inc.	144,206	5,388
		ALLETE, Inc.	125,345	5,264
		UniSource Energy Corp.	166,680	5,169
		PNM Resources Inc.	417,932	4,998
		NorthWestern Corp.	189,220	4,810
*		El Paso Electric Co.	216,768	4,292
		The Laclede Group, Inc.	105,838	4,273
		Ormat Technologies Inc.	78,969	3,884
		UIL Holdings Corp.	122,219	3,594
		MGE Energy, Inc.	107,065	3,492
		Portland General Electric Co.	148,636	3,347
		California Water Service Group	100,453	3,292
		Empire District Electric Co.	163,681	3,035
		American States Water Co.	83,566	2,920
		CH Energy Group, Inc.	65,972	2,347
		EnergySouth, Inc.	38,009	1,865
		SJW Corp.	69,493	1,835
*	^	Cadiz Inc.	83,178	1,341
		Southwest Water Co.	133,646	1,339
		Connecticut Water Services, Inc.	53,269	1,193
*		Maine & Maritimes Corp.	20,903	886
		Chesapeake Utilities Corp.	31,382	807
		Middlesex Water Co.	46,177	766
		Central Vermont Public Service Corp.	36,717	711
*		Synthesis Energy Systems, Inc.	74,600	671
		Unitil Corp.	23,826	646
*		Pure Cycle Corp.	50,876	326

	The York Water Co.	21,822	318
	Artesian Resources Corp Class A	15,410	283
*	Renegy Holdings, Inc.	26,965	102
			722,835
Total Common Stocks (Cost $11,670,247)			12,931,717
Temporary Cash Investments (5.1%)[1]
Money Market Fund (5.1%)
2	Vanguard Market Liquidity Fund, 2.405%	19,632,055	19,632
2	Vanguard Market Liquidity Fund, 2.405%	636,564,536	636,565
			656,197

		Face
		Amount
		($000)
U.S.	Agency Obligation (0.0%)
3	Federal Home Loan Mortgage Corp.
4	2.105%, 8/25/08	3,000	2,990

Total Temporary Cash Investments (Cost $659,187)			659,187
Total Investments (104.9%) (Cost $12,329,434)			13,590,904
Other Assets and Liabilities—Net (–4.9%)			(636,791)
Net Assets (100%)			12,954,113

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.9%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the
U.S. government.
4	Securities with a value of $2,990,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

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© 2008 Vanguard Group. Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA982 082008

>  In the first half of 2008, all four Vanguard large-capitalization index funds closely tracked their target indexes.

>  After a springtime rally, equities fell sharply in June. The broad U.S. stock market returned –10.9% for the half-year; large-cap growth stocks fared better than their value-oriented counterparts.

>  With oil prices soaring, energy stocks were the market’s best performers. Financials remained the worst.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Growth Index Fund	11
Value Index Fund	30
Large-Cap Index Fund	49
Total Stock Market Index Fund	63
About Your Fund’s Expenses	77
Trustees Approve Advisory Arrangement	80
Glossary	81

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Growth Index Fund
Investor Shares	VIGRX	–7.9%
Admiral™ Shares[1]	VIGAX	–7.8
Signal® Shares[2]	VIGSX	–7.8
Institutional Shares[3]	VIGIX	–7.8
ETF Shares[4]	VUG
Market Price		–7.8
Net Asset Value		–7.8
MSCI US Prime Market Growth Index		–7.8
Average Large-Cap Growth Fund[5]		–10.1

Vanguard Value Index Fund
Investor Shares	VIVAX	–14.6%
Admiral Shares[1]	VVIAX	–14.6
Signal Shares[2]	VVISX	–14.6
Institutional Shares[3]	VIVIX	–14.6
ETF Shares[4]	VTV
Market Price		–14.7
Net Asset Value		–14.6
MSCI US Prime Market Value Index		–14.6
Average Large-Cap Value Fund[5]		–13.0

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders that meet specific administrative, service, and account-size criteria.

3  This class of shares also carries lower costs and is available for a minimum initial investment of $5 million.

4  These Vanguard ETF® Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5  Derived from data provided by Lipper Inc.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Large-Cap Index Fund
Investor Shares	VLACX	–11.2%
Admiral Shares[1]	VLCAX	–11.1
Signal Shares[2]	VLCSX	–11.1
Institutional Shares[3]	VLISX	–11.1
ETF Shares[4]	VV
Market Price		–11.0
Net Asset Value		–11.1
MSCI US Prime Market 750 Index		–11.1
Average Large-Cap Core Fund[5]		–11.5

Vanguard Total Stock Market Index Fund
Investor Shares	VTSMX	–10.9%
Admiral Shares[1]	VTSAX	–10.9
Signal Shares[2]	VTSSX	–10.9
Institutional Shares[3]	VITSX	–10.8
ETF Shares[4]	VTI
Market Price		–10.8
Net Asset Value		–10.9
MSCI US Broad Market Index		–10.9
Average Multi-Cap Core Fund[5]		–10.6

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders that meet specific administrative, service, and account-size criteria.

3  This class of shares also carries lower costs and is available for a minimum initial investment of $5 million.

4  These Vanguard ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5  Derived from data provided by Lipper Inc.

2

Your Fund’s Performance at a Glance

December 31, 2007–June 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Growth Index Fund
Investor Shares	$33.23	$30.49	$0.121	$0.000
Admiral Shares	33.23	30.49	0.139	0.000
Signal Shares	30.77	28.23	0.129	0.000
Institutional Shares	33.23	30.49	0.144	0.000
ETF Shares	64.56	59.23	0.271	0.000
Value Index Fund
Investor Shares	$25.94	$21.84	$0.321	$0.000
Admiral Shares	25.94	21.84	0.333	0.000
Signal Shares	27.00	22.73	0.347	0.000
Institutional Shares	25.94	21.84	0.337	0.000
ETF Shares	66.51	56.00	0.855	0.000
Large-Cap Index Fund
Investor Shares	$26.59	$23.42	$0.198	$0.000
Admiral Shares	33.25	29.29	0.265	0.000
Signal Shares	29.00	25.55	0.231	0.000
Institutional Shares	136.82	120.53	1.099	0.000
ETF Shares	65.83	57.99	0.530	0.000
Total Stock Market Index Fund
Investor Shares	$35.36	$31.22	$0.291	$0.000
Admiral Shares	35.36	31.22	0.305	0.000
Signal Shares	34.13	30.14	0.294	0.000
Institutional Shares	35.36	31.23	0.307	0.000
ETF Shares	72.64[1]	64.14	0.625[1]	0.000

1  Adjusted to reflect a 2-for-1 share split as of close of business on June 13, 2008.

3

Chairman’s Letter

Dear Shareholder,

During the first half of 2008, U.S. equities faced stiff headwinds from surging prices for oil and other commodities, the ongoing credit crunch, and fears of a global economic slowdown. Stocks rallied in April and May on some positive news from the credit markets, but sank in June—the worst monthly performance since September 2002. Despite the market seesaw, Vanguard’s four large-capitalization index funds met their primary objective of closely tracking their target indexes.

Returns for Investor Shares ranged from –7.9% for the Growth Index Fund to –14.6% for the Value Index Fund, as large-cap growth stocks continued to outperform their value-oriented counterparts. Returns for the Total Stock Market Index Fund (–10.9%) and the Large-Cap Index Fund (–11.2%) fell in between, as is customary, because these funds hold both growth and value stocks.

Please note: On June 13, Vanguard Total Stock Market ETF Shares were split 2 for 1, lowering the share price by half and doubling the number of shares outstanding. The split is expected to at least double the average daily trading volume. The split had no effect on net assets or total return.

Stocks worldwide struggled in downbeat economic environment

During the half-year, U.S. stock investors had to digest a series of dispiriting economic developments. Prices for oil and other commodities soared to new highs,

4

the housing market further deteriorated, consumer confidence wavered, and unresolved issues in the credit markets haunted the financials sector.

Against that backdrop, stocks grew increasingly volatile, particularly in the whiplash-producing second quarter. For the six months ended June 30, the broad U.S. market returned –10.9%. Small-capitalization stocks performed better than large-caps, and growth stocks outpaced their value-oriented counterparts.

International stocks traced a similar path, and only a handful of major foreign markets posted positive results for the period.

Bond investors continued to prefer short-term, high-quality issues

Bonds fared better than stocks during the six months but managed only modest returns. Fixed income investors showed a marked preference for the safety of short-term, high-quality issues, most notably U.S. Treasury securities. The broad taxable bond market returned 1.1%. The tax-exempt bond market experienced unusual turbulence en route to a flat return for the period.

At its June meeting, the Federal Reserve Board voted to leave its target for the federal funds rate unchanged at 2.00%, marking the end of an aggressive rate-cutting campaign that began in

Market Barometer
			Total Returns
	Periods Ended June 30, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–11.2%	–12.4%	8.2%
Russell 2000 Index (Small-caps)	–9.4	–16.2	10.3
Dow Jones Wilshire 5000 Index (Entire market)	–10.9	–12.5	8.8
MSCI All Country World Index ex USA (International)	–9.8	–6.2	19.4

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.1%	7.1%	3.9%
Lehman Municipal Bond Index	0.0	3.2	3.5
Citigroup 3-Month Treasury Bill Index	1.1	3.3	3.1

CPI
Consumer Price Index	4.2%	5.0%	3.6%

1  Annualized.

5

September 2007. The central bank’s decision to hold rates steady signaled its growing concern about near-term inflation.

Growth stocks outperformed in choppy markets

Of the four Vanguard large-cap index funds, the Growth Index Fund held up the best. The fund’s energy and materials sectors (representing about 14% of its assets, on average) notched double-digit gains as commodity prices soared—especially for oil, foodstuffs, and precious metals. The decline in all other sectors was led by financials, consumer discretionary, and information technology stocks, which together trimmed almost 7 percentage points from total return. Financial companies continued to struggle with credit concerns, while consumer-oriented and tech companies were hurt by belt-tightening by individuals and businesses.

The Value Index Fund was the laggard among the four funds. Energy was the fund’s only sector with a positive, albeit modest, return. Financials, the largest holding in this fund (with a weighting of 27%, on average), detracted the most from performance, trimming more than 8 percentage points from total return. Most financial firms—including commercial and investment banks, asset managers, mortgage lenders, and insurance companies—grappled with issues related to the liquidity crunch, debt rating concerns, and continued erosion in home values. Health care and industrials holdings (which accounted for 21% of the fund, on average) trimmed 3 percentage points from total return.

Echoing these themes, the Large-Cap Index Fund, basically a combination of the Growth and Value Index Funds, landed near the midpoint between them. Energy and materials holdings gained ground, while financials and information technology stocks led the decline in all other sectors.

Because the Total Stock Market Index Fund seeks to capture the overall return of U.S. equity markets, it also invests in mid- and smaller-sized companies, whose stocks generally outperformed their large-cap brethren. But large-company holdings dominate the portfolio, bringing its return close to that of the Large-Cap Index Fund.

Chart a balanced course, and then stick with it

When the economic outlook is uncertain and markets are unsteady, it can be tempting to alter your portfolio. But at Vanguard, we encourage investors to maintain a long-term focus. We believe the key to investment success is to determine a diversified mix of stock, bond, and money market funds that is consistent with your long-term goals, time horizon, and risk tolerance. Once you have made this important asset allocation decision, try to stick with it and ignore the many temptations and distractions in the marketplace. And, always, pay attention to costs.

6

Whether markets are rising or falling, the hallmark of a successful index fund is its ability to deliver market-tracking returns. Meeting this challenge requires skilled portfolio management, which is embodied in the sophisticated risk-control and trading systems developed by Vanguard Quantitative Equity Group, the funds’ advisor. And the low expense ratios of Vanguard’s large-cap index funds can give them a performance edge in more closely tracking their index benchmarks, which incur no expenses.

Over more than 30 years, indexing has proven its worth as a strategy to help investors capture market returns—whether those of the entire U.S. stock market or of a discrete market segment, such as large-cap growth stocks. Vanguard’s large-cap index funds, which offer broad diversification at low cost, can play a valuable role within a balanced portfolio that holds other assets, including bonds, consistent with your needs.

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the funds’ board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume later this year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets

to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 11, 2008

7

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Ratio
Growth Index Fund
Investor Shares	0.21%
Admiral Shares	0.10
Signal Shares	0.10
Institutional Shares	0.07
ETF Shares	0.10
Average Large-Cap Growth Fund	1.36

Value Index Fund
Investor Shares	0.20%
Admiral Shares	0.10
Signal Shares	0.10
Institutional Shares	0.07
ETF Shares	0.10
Average Large-Cap Value Fund	1.28

Large-Cap Index Fund
Investor Shares	0.20%
Admiral Shares	0.09
Signal Shares	0.09
Institutional Shares	0.07
ETF Shares	0.07
Average Large-Cap Core Fund	1.29

Total Stock Market Index Fund
Investor Shares	0.15%
Admiral Shares	0.07
Signal Shares	0.07
Institutional Shares	0.05
ETF Shares	0.07
Average Multi-Cap Core Fund	1.27

1  Fund expense ratios reflect the six months ended June 30, 2008. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

8

Vanguard Growth ETF
Premium/Discount: January 26, 2004[1]–June 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	612	54.79%	483	43.24%
25–49.9	6	0.54	4	0.36
50–74.9	4	0.36	1	0.09
75–100.0	1	0.09	0	0.00
>100.0	6	0.54	0	0.00
Total	629	56.32%	488	43.69%

Vanguard Value ETF
Premium/Discount: January 26, 2004[1]–June 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	610	54.61%	480	42.97%
25–49.9	5	0.45	5	0.45
50–74.9	0	0.00	3	0.27
75–100.0	0	0.00	1	0.09
>100.0	11	0.98	2	0.18
Total	626	56.04%	491	43.96%

Vanguard Large-Cap ETF
Premium/Discount: January 27, 2004[1]–June 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	600	53.76%	501	44.89%
25–49.9	4	0.36	3	0.27
50–74.9	1	0.09	1	0.09
75–100.0	0	0.00	1	0.09
>100.0	5	0.45	0	0.00
Total	610	54.66%	506	45.34%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

9

Vanguard Total Stock Market ETF
Premium/Discount: June 30, 2003–June 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	754	59.84%	504	40.00%
25–49.9	0	0.00	2	0.16
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	754	59.84%	506	40.16%

1  One basis point equals 1/100 of a percentage point.

10

Growth Index Fund

Fund Profile
As of June 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	400	397	4,746
Median Market Cap	$36.3B	$36.3B	$32.3B
Price/Earnings Ratio	19.6x	19.6x	17.0x
Price/Book Ratio	3.7x	3.7x	2.4x
Yield[3]		1.0%	2.1%
Investor Shares	0.8%
Admiral Shares	1.0%
Signal Shares	1.0%
Institutional Shares	1.0%
ETF Shares	1.0%
Return on Equity	21.7%	21.7%	19.7%
Earnings Growth Rate	25.2%	25.2%	19.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	24%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.21%
Admiral Shares	0.10%
Signal Shares	0.10%
Institutional Shares	0.07%
ETF Shares	0.10%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.4%	9.4%	8.7%
Consumer Staples	11.5	11.5	9.2
Energy	13.1	13.1	15.6
Financials	5.4	5.4	15.2
Health Care	11.3	11.3	11.7
Industrials	12.6	12.6	11.5
Information Technology	29.9	29.9	16.5
Materials	4.5	4.5	4.4
Telecommunication
Services	0.7	0.7	3.0
Utilities	1.6	1.6	4.2

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.92
Beta	1.00	0.98

Ten Largest Holdings[6] (% of total net assets)

Microsoft Corp.	systems software	3.6%
International Business
Machines Corp.	computer hardware	2.6
Apple Inc.	computer hardware	2.3
Cisco Systems, Inc.	communications
	equipment	2.2
Wal-Mart Stores, Inc.	hypermarkets
	and supercenters	2.1
Schlumberger Ltd.	oil and gas
	equipment	2.0
Google Inc.	Internet and
	software services	1.9
Intel Corp.	semiconductors	1.9
The Procter & Gamble Co.	household products	1.9
Hewlett-Packard Co.	computer hardware	1.8
Top Ten		22.3%

Investment Focus

1  MSCI US Prime Market Growth Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 81–82.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 81–82.

6  The holdings listed exclude any temporary cash investments and equity index products.

11

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1997–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

	Inception Date	One Year	Five Years	Ten Years
Growth Index Fund
Investor Shares[3]	11/2/1992	–3.94%	7.72%	2.13%
Admiral Shares	11/13/2000	–3.82	7.84	–0.11[4]
Signal Shares	6/4/2007	–3.84	–5.23[4]	—
Institutional Shares	5/14/1998	–3.79	7.87	2.25
ETF Shares	1/26/2004
Market Price		–3.82	4.65[4]	—
Net Asset Value		–3.83	4.66[4]	—

1  Six months ended June 30, 2008.

2  S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Since inception.

Note: See Financial Highlights tables on pages 21–25 for dividend and capital gains information.

12

Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (9.4%)
	Target Corp.	1,996,347	92,810
	McDonald’s Corp.	1,478,044	83,096
	Lowe’s Cos., Inc.	3,742,261	77,652
	Comcast Corp. Special
	Class A	3,741,547	70,191
	Comcast Corp. Class A	3,699,060	70,171
	News Corp., Class A	4,661,419	70,108
*	Amazon.com, Inc.	802,412	58,841
	NIKE, Inc. Class B	956,500	57,017
*	DIRECTV Group, Inc.	1,769,784	45,855
	Johnson Controls, Inc.	1,524,084	43,711
*	Viacom Inc. Class B	1,422,836	43,453
	Staples, Inc.	1,814,908	43,104
	Yum! Brands, Inc.	1,220,451	42,826
	Omnicom Group Inc.	822,951	36,934
	Best Buy Co., Inc.	915,227	36,243
	TJX Cos., Inc.	1,121,765	35,302
	The McGraw-Hill Cos., Inc.	844,481	33,881
*	Liberty Media Corp.	1,264,350	30,635
*	Kohl’s Corp.	764,928	30,628
*	Starbucks Corp.	1,861,172	29,295
*	Coach, Inc.	903,344	26,089
*	Liberty Media
	Corp.-Interactive Series A	1,485,596	21,927
	International
	Game Technology	802,873	20,056
	Starwood Hotels & Resorts
	Worldwide, Inc.	483,295	19,366
	Marriott International, Inc.
	Class A	726,460	19,062
*	Bed Bath & Beyond, Inc.	671,877	18,880
*	Liberty Global, Inc. Series C	584,773	17,754
	News Corp., Class B	1,126,391	17,290
*	Apollo Group, Inc. Class A	364,392	16,128
*	GameStop Corp. Class A	392,529	15,858
*	DISH Network Corp.	538,940	15,780
*	Discovery Holding Co.
	Class A	690,867	15,171
	Abercrombie & Fitch Co.	221,202	13,865
*	AutoZone Inc.	113,456	13,729
	Tim Hortons, Inc.	476,670	13,676
*	Cablevision Systems

	NY Group Class A	592,643	13,394
	^Garmin Ltd.	306,168	13,116
	Wynn Resorts Ltd.	159,451	12,971
*^	Las Vegas Sands Corp.	273,203	12,961
	Nordstrom, Inc.	425,410	12,890
*	Time Warner Cable, Inc.	462,982	12,260
*^	Priceline.com, Inc.	93,549	10,801
*^	Ford Motor Co.	2,218,759	10,672
*	The Goodyear
	Tire & Rubber Co.	585,630	10,442
	Polo Ralph Lauren Corp.	149,943	9,413
*	Urban Outfitters, Inc.	298,252	9,303
*	Liberty Global, Inc. Class A	278,573	8,756
*	MGM Mirage, Inc.	256,049	8,678
*	ITT Educational Services, Inc.	101,803	8,412
*^	CarMax, Inc.	560,893	7,959
*^	Sears Holdings Corp.	97,072	7,150
	Tiffany & Co.	174,225	7,100
*^	Lamar Advertising Co.
	Class A	191,007	6,882
	^General Motors Corp.	581,580	6,688
*^	Sirius Satellite Radio, Inc.	3,396,210	6,521
	Burger King Holdings Inc.	242,443	6,495
	Harman International
	Industries, Inc.	147,571	6,108
*	Penn National Gaming, Inc.	189,715	6,099
*	XM Satellite Radio
	Holdings, Inc.	772,764	6,059
	Guess ?, Inc.	145,056	5,432
*	NVR, Inc.	10,120	5,061
*	Expedia, Inc.	250,109	4,597
*	Interpublic Group
	of Cos., Inc.	423,215	3,640
	Pulte Homes, Inc.	364,979	3,515
	Weight Watchers
	International, Inc.	91,670	3,264
*	Toll Brothers, Inc.	172,716	3,235

13

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	CTC Media, Inc.	116,905	2,883
	American Eagle
	Outfitters, Inc.	172,814	2,355
*	Clear Channel Outdoor
	Holdings, Inc. Class A	104,002	1,854
			1,553,350
Consumer Staples (11.6%)
	Wal-Mart Stores, Inc.	6,167,528	346,615
	The Procter & Gamble Co.	5,134,392	312,222
	PepsiCo, Inc.	4,111,317	261,439
	The Coca-Cola Co.	3,489,556	181,387
	CVS/Caremark Corp.	3,675,264	145,430
	Colgate-Palmolive Co.	1,308,566	90,422
	Walgreen Co.	2,544,608	82,725
	Costco Wholesale Corp.	1,115,896	78,269
	Anheuser-Busch Cos., Inc.	1,224,353	76,057
	Archer-Daniels-Midland Co.	1,486,768	50,178
	Sysco Corp.	1,549,271	42,620
	Avon Products, Inc.	1,095,385	39,456
	Wm. Wrigley Jr. Co.	467,798	36,385
	The Kroger Co.	823,638	23,778
	Kellogg Co.	454,258	21,814
*	Lorillard, Inc.	223,037	15,425
*	Dr. Pepper Snapple
	Group, Inc.	648,889	13,614
	The Estee Lauder Cos. Inc.
	Class A	263,819	12,254
*	Energizer Holdings, Inc.	139,955	10,229
	Church & Dwight, Inc.	170,229	9,592
	The Clorox Co.	178,029	9,293
	Whole Foods Market, Inc.	357,778	8,476
*	Dean Foods Co.	388,139	7,615
	Campbell Soup Co.	206,950	6,925
*^	Hansen Natural Corp.	189,403	5,459
	Wm. Wrigley Jr. Co. Class B	62,668	4,876
	The Hershey Co.	141,979	4,654
	Brown-Forman Corp. Class B	50,972	3,852
*^	Bare Escentuals, Inc.	140,867	2,638
			1,903,699
Energy (13.1%)
	Schlumberger Ltd.	3,074,206	330,262
	Occidental Petroleum Corp.	2,111,341	189,725
*	Transocean, Inc.	815,597	124,289
	Halliburton Co.	2,259,083	119,890
*	National Oilwell Varco Inc.	1,062,849	94,296
	Hess Corp.	740,596	93,456
	XTO Energy, Inc.	1,309,897	89,741
*	Weatherford
	International Ltd.	1,741,449	86,358
	EOG Resources, Inc.	634,093	83,193
	Chesapeake Energy Corp.	1,253,349	82,671
	Baker Hughes, Inc.	794,162	69,362
	Williams Cos., Inc.	1,501,585	60,529
	Peabody Energy Corp.	682,315	60,078
	CONSOL Energy, Inc.	468,521	52,648
	Murphy Oil Corp.	461,542	45,254

	Noble Corp.	688,532	44,727
	Smith International, Inc.	514,200	42,751
*	Southwestern Energy Co.	874,964	41,657
*	Ultra Petroleum Corp.	391,303	38,426
*	Cameron International Corp.	561,410	31,074
	ENSCO International, Inc.	369,451	29,830
	Arch Coal, Inc.	367,365	27,563
*	Petrohawk Energy Corp.	559,558	25,913
*	FMC Technologies Inc.	333,942	25,690
	Range Resources Corp.	384,836	25,222
	Diamond Offshore
	Drilling, Inc.	178,228	24,799
*	Denbury Resources, Inc.	626,994	22,885
	Valero Energy Corp.	494,552	20,366
*	Pride International, Inc.	428,108	20,245
	Massey Energy Co.	204,456	19,168
	Helmerich & Payne, Inc.	266,104	19,165
*	Nabors Industries, Inc.	363,036	17,872
*	SandRidge Energy, Inc.	181,986	11,753
*	Exterran Holdings, Inc.	160,250	11,456
	Cabot Oil & Gas Corp.	162,962	11,037
*	Plains Exploration &
	Production Co.	144,692	10,558
*	Quicksilver Resources, Inc.	264,167	10,207
*	Continental Resources, Inc.	129,453	8,974
	Rowan Cos., Inc.	185,479	8,671
*	IHS Inc. Class A	93,821	6,530
	Frontier Oil Corp.	265,511	6,348
	Patterson-UTI Energy, Inc.	138,299	4,984
*	CNX Gas Corp.	77,411	3,254
			2,152,877
Financials (5.4%)
	Bank of New York
	Mellon Corp.	2,929,577	110,826
	American Express Co.	2,670,653	100,604
*	Berkshire Hathaway Inc.
	Class B	24,901	99,903
	AFLAC Inc.	1,248,862	78,429
	Charles Schwab Corp.	2,528,981	51,945
	CME Group, Inc.	125,911	48,248
	State Street Corp.	711,745	45,545
	Franklin Resources Corp.	428,115	39,237
	T. Rowe Price Group Inc.	643,226	36,323
	ProLogis REIT	662,737	36,020
	Simon Property
	Group, Inc. REIT	372,188	33,456
	Public Storage, Inc. REIT	328,422	26,533
	Northern Trust Corp.	331,238	22,713
	Moody’s Corp.	563,813	19,418
	Nymex Holdings Inc.	226,421	19,128
	Boston Properties, Inc. REIT	199,298	17,981
	NYSE Euronext	339,787	17,214
*	IntercontinentalExchange Inc.	144,020	16,418
	Eaton Vance Corp.	281,928	11,209
	Janus Capital Group Inc.	421,250	11,151
*	TD Ameritrade Holding Corp.	609,993	11,035

14

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Nasdaq Stock Market Inc.	355,203	9,431
*	CB Richard Ellis Group, Inc.	466,361	8,954
	SEI Investments Co.	349,607	8,223
	Brown & Brown, Inc.	307,358	5,345
	^The St. Joe Co.	82,606	2,835
	Forest City Enterprise
	Class A	56,258	1,813
			889,937
Health Care (11.3%)
	Medtronic, Inc.	2,902,089	150,183
*	Amgen, Inc.	2,791,607	131,652
*	Gilead Sciences, Inc.	2,384,182	126,242
	Baxter International, Inc.	1,628,416	104,121
*	Genentech, Inc.	1,216,428	92,327
	UnitedHealth Group Inc.	3,211,964	84,314
	Schering-Plough Corp.	4,157,350	81,858
	Abbott Laboratories	1,388,646	73,557
*	Celgene Corp.	1,116,777	71,329
*	Medco Health Solutions, Inc.	1,344,767	63,473
*	Thermo Fisher Scientific, Inc.	1,078,194	60,088
	Aetna Inc.	1,284,446	52,059
	Becton, Dickinson & Co.	626,467	50,932
*	Genzyme Corp.	682,766	49,173
	Stryker Corp.	738,854	46,459
*	Biogen Idec Inc.	764,239	42,713
	McKesson Corp.	741,201	41,441
*	Zimmer Holdings, Inc.	602,509	41,001
	Allergan, Inc.	785,261	40,873
*	St. Jude Medical, Inc.	883,003	36,097
*	Express Scripts Inc.	551,575	34,595
*	Intuitive Surgical, Inc.	98,751	26,604
*	WellPoint Inc.	486,879	23,205
	C.R. Bard, Inc.	257,606	22,656
*	Laboratory Corp. of
	America Holdings	283,589	19,746
*	Varian Medical Systems, Inc.	322,557	16,725
*	Waters Corp.	257,832	16,630
*	DaVita, Inc.	274,950	14,608
*	Hologic, Inc.	655,874	14,298
*	Covance, Inc.	163,802	14,090
*	Forest Laboratories, Inc.	399,603	13,882
	DENTSPLY International Inc.	367,713	13,532
*	Illumina, Inc.	143,038	12,460
*	Coventry Health Care Inc.	397,487	12,092
*	Vertex Pharmaceuticals, Inc.	356,469	11,931
*	Henry Schein, Inc.	229,838	11,853
	Pharmaceutical Product
	Development, Inc.	275,673	11,826
	IMS Health, Inc.	470,591	10,965
*	Millipore Corp.	140,072	9,505
*	Patterson Cos.	322,729	9,485
	Applera Corp.-Applied
	Biosystems Group	279,001	9,341
*	Amylin Pharmaceuticals, Inc.	346,942	8,809
*	Endo Pharmaceuticals
	Holdings, Inc.	344,046	8,323

*	Hospira, Inc.	202,176	8,109
*	Cerner Corp.	175,479	7,928
	Perrigo Co.	203,261	6,458
*	ImClone Systems, Inc.	154,850	6,265
*	Humana Inc.	153,013	6,085
*	Barr Pharmaceuticals Inc.	131,302	5,919
*	Sepracor Inc.	287,111	5,719
*	Charles River
	Laboratories, Inc.	87,630	5,601
*	Kinetic Concepts, Inc.	139,133	5,553
*	Warner Chilcott Ltd.	257,130	4,358
*	Cephalon, Inc.	60,790	4,054
	Beckman Coulter, Inc.	56,437	3,811
*	WellCare Health Plans Inc.	69,511	2,513
			1,859,426
Industrials (12.6%)
	United Technologies Corp.	2,390,045	147,466
	The Boeing Co.	1,864,936	122,564
	3M Co.	1,725,539	120,080
	Caterpillar, Inc.	1,601,618	118,231
	Emerson Electric Co.	2,017,221	99,752
	Honeywell International Inc.	1,815,105	91,264
	Burlington Northern
	Santa Fe Corp.	893,816	89,283
	Lockheed Martin Corp.	901,415	88,934
	Deere & Co.	1,119,212	80,729
	General Dynamics Corp.	877,617	73,895
	CSX Corp.	1,035,363	65,031
	Raytheon Co.	1,094,407	61,593
	FedEx Corp.	754,592	59,454
	Tyco International, Ltd.	1,272,147	50,937
	Danaher Corp.	653,602	50,523
	Fluor Corp.	227,129	42,264
	United Parcel Service, Inc.	621,342	38,194
	PACCAR, Inc.	894,167	37,403
*	McDermott International, Inc.	579,466	35,863
	Precision Castparts Corp.	356,668	34,372
	Cummins Inc.	493,025	32,303
	Textron, Inc.	638,395	30,598
	L-3 Communications
	Holdings, Inc.	314,161	28,548
	ITT Industries, Inc.	442,787	28,042
*	First Solar, Inc.	100,937	27,538
*	Foster Wheeler Ltd.	369,952	27,062
*	Jacobs Engineering
	Group Inc.	311,451	25,134
	Southwest Airlines Co.	1,888,229	24,623
	C.H. Robinson
	Worldwide Inc.	435,602	23,888
	Expeditors International
	of Washington, Inc.	546,720	23,509
	Joy Global Inc.	277,653	21,054
	Flowserve Corp.	147,056	20,103
	Rockwell Collins, Inc.	416,755	19,988
	KBR Inc.	435,291	15,196
	Roper Industries Inc.	227,566	14,992

15

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Quanta Services, Inc.	436,360	14,518
	Fastenal Co.	325,066	14,030
	Bucyrus International, Inc.	192,048	14,023
*	Terex Corp.	260,771	13,396
*	Shaw Group, Inc.	213,950	13,220
	Ametek, Inc.	274,723	12,972
	The Dun & Bradstreet Corp.	145,375	12,741
*	AGCO Corp.	235,011	12,317
	Harsco Corp.	216,154	11,761
*	Stericycle, Inc.	224,447	11,604
	The Manitowoc Co., Inc.	333,231	10,840
	Robert Half
	International, Inc.	386,980	9,276
*	Covanta Holding Corp.	315,745	8,427
*	ChoicePoint Inc.	173,994	8,387
*	Copart, Inc.	194,061	8,310
	J.B. Hunt Transport
	Services, Inc.	207,750	6,914
*^	SunPower Corp. Class A	95,677	6,887
*	Monster Worldwide Inc.	294,883	6,078
	Equifax, Inc.	166,636	5,602
*	Spirit Aerosystems
	Holdings Inc.	264,031	5,064
*^	AMR Corp.	639,729	3,275
*^	USG Corp.	66,526	1,967
	UAL Corp.	298,861	1,560
*	Delta Air Lines Inc.	262,371	1,496
	Ingersoll-Rand Co.	37	1
			2,085,076
Information Technology (29.8%)
	Microsoft Corp.	21,499,325	591,446
	International Business
	Machines Corp.	3,555,423	421,424
*	Apple Inc.	2,255,874	377,724
*	Cisco Systems, Inc.	15,300,000	355,878
*	Google Inc.	607,671	319,890
	Intel Corp.	14,855,965	319,106
	Hewlett-Packard Co.	6,557,410	289,903
*	Oracle Corp.	10,547,255	221,492
	QUALCOMM Inc.	4,138,307	183,617
*	Dell Inc.	5,464,393	119,561
	Texas Instruments, Inc.	3,404,287	95,865
	Corning, Inc.	4,041,668	93,160
*	Visa Inc.	1,042,095	84,733
*	EMC Corp.	5,385,562	79,114
*	eBay Inc.	2,779,261	75,957
	Applied Materials, Inc.	3,480,266	66,438
*	Yahoo! Inc.	3,088,872	63,816
	Accenture Ltd.	1,535,560	62,528
	Automatic Data
	Processing, Inc.	1,341,800	56,221
*	Adobe Systems, Inc.	1,414,305	55,710
	MasterCard, Inc. Class A	190,207	50,504
	Western Union Co.	1,924,123	47,564
*	Symantec Corp.	2,172,546	42,039
*	MEMC Electronic

	Materials, Inc.	588,129	36,193
*	Electronic Arts Inc.	813,153	36,128
*	Agilent Technologies, Inc.	951,419	33,813
*	Broadcom Corp.	1,203,556	32,845
*	Juniper Networks, Inc.	1,338,828	29,695
	Paychex, Inc.	840,116	26,279
*	Activision, Inc.	754,456	25,704
*	NVIDIA Corp.	1,354,763	25,361
	CA, Inc.	1,054,179	24,341
*	Cognizant Technology
	Solutions Corp.	745,283	24,229
	Analog Devices, Inc.	754,466	23,969
*	Marvell Technology
	Group Ltd.	1,293,449	22,842
*	Intuit, Inc.	811,350	22,369
*	Sun Microsystems, Inc.	2,034,826	22,139
*	VeriSign, Inc.	572,026	21,623
	Amphenol Corp.	454,498	20,398
*	Autodesk, Inc.	592,717	20,040
*	NAVTEQ Corp.	252,805	19,466
*	Fiserv, Inc.	422,012	19,147
*	NetApp, Inc.	882,798	19,121
	Linear Technology Corp.	567,066	18,469
*	BMC Software, Inc.	493,073	17,751
*	salesforce.com, inc.	259,832	17,728
	Harris Corp.	350,432	17,693
	Altera Corp.	788,799	16,328
*	Akamai Technologies, Inc.	426,101	14,824
*	Citrix Systems, Inc.	475,150	13,974
*	FLIR Systems, Inc.	334,677	13,578
	National
	Semiconductor Corp.	653,742	13,428
*	Iron Mountain, Inc.	488,675	12,974
*	Affiliated Computer
	Services, Inc. Class A	229,477	12,275
*	Micron Technology, Inc.	1,951,637	11,710
*	LAM Research Corp.	320,152	11,574
*	Alliance Data Systems Corp.	202,956	11,477
*	Trimble Navigation Ltd.	310,726	11,093
*	SanDisk Corp.	575,625	10,764
*	Teradata Corp.	464,229	10,742
*	Red Hat, Inc.	498,955	10,323
*	Cypress
	Semiconductor Corp.	408,292	10,105
	Total System Services, Inc.	431,922	9,597
*	McAfee Inc.	270,580	9,208
*	Hewitt Associates, Inc.	237,668	9,110
*	Western Digital Corp.	199,259	6,880
*^	DST Systems, Inc.	123,523	6,800
*	Nuance
	Communications, Inc.	429,611	6,732
*	JDS Uniphase Corp.	551,199	6,262
*^	Advanced Micro
	Devices, Inc.	1,011,022	5,894
*^	VMware Inc.	106,268	5,724

16

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Dolby Laboratories Inc.	128,783	5,190
*	NCR Corp.	159,543	4,021
*	Avnet, Inc.	135,060	3,684
	Molex, Inc. Class A	102,501	2,348
	Molex, Inc.	62,034	1,514
			4,919,166
Materials (4.5%)
	Monsanto Co.	1,406,550	177,844
	Praxair, Inc.	804,059	75,775
	Nucor Corp.	804,850	60,098
	Newmont Mining Corp.
	(Holding Co.)	1,118,673	58,350
*	The Mosaic Co.	398,099	57,605
	United States Steel Corp.	302,363	55,871
	Air Products &
	Chemicals, Inc.	550,492	54,422
	Cleveland-Cliffs Inc.	231,792	27,627
	CF Industries Holdings, Inc.	137,113	20,951
	Ecolab, Inc.	475,890	20,459
	AK Steel Holding Corp.	287,309	19,824
	Sigma-Aldrich Corp.	332,122	17,888
*	Owens-Illinois, Inc.	402,396	16,776
	Allegheny Technologies Inc.	233,119	13,819
	Terra Industries, Inc.	232,900	11,494
	^Martin Marietta
	Materials, Inc.	105,801	10,960
*	Crown Holdings, Inc.	411,012	10,682
	Albemarle Corp.	196,568	7,845
	Reliance Steel &
	Aluminum Co.	86,446	6,664
	Celanese Corp. Series A	135,792	6,200
	FMC Corp.	64,144	4,967
	Titanium Metals Corp.	305,892	4,279
*	Pactiv Corp.	167,377	3,553
	Huntsman Corp.	210,113	2,395
			746,348
Telecommunication Services (0.7%)
*	American Tower Corp.
	Class A	1,038,887	43,893
*	Crown Castle
	International Corp.	686,246	26,578
*	NII Holdings Inc.	436,090	20,710
*	Metropcs
	Communications Inc.	534,624	9,468
*	Leap Wireless
	International, Inc.	139,861	6,038
*^	Level 3
	Communications, Inc.	1,973,654	5,822
			112,509
Utilities (1.6%)
	Exelon Corp.	848,607	76,341
	Constellation Energy
	Group, Inc.	456,751	37,499
*	AES Corp.	1,717,809	32,999
*	NRG Energy, Inc.	576,531	24,733
	Equitable Resources, Inc.	316,462	21,855

	Allegheny Energy, Inc.	429,301	21,512
	Questar Corp.	288,297	20,481
*	Reliant Energy, Inc.	885,766	18,840
	Energen Corp.	87,357	6,816
*	Dynegy, Inc.	449,088	3,840
			264,916
Total Common Stocks
(Cost $13,308,946)			16,487,304
Temporary Cash Investments (0.7%)
1	Vanguard Market
	Liquidity Fund, 2.405%	14,274,190	14,274
1	Vanguard Market
	Liquidity Fund,
	2.405%—Note E	100,512,642	100,513
Total Temporary Cash Investments
(Cost $114,787)			114,787
Total Investments (100.7%)
(Cost $13,423,733)			16,602,091
Other Assets and Liabilities (–0.7%)
Other Assets—Note B			42,772
Liabilities—Note E			(155,628)
			(112,856)
Net Assets (100%)			16,489,235

17

Growth Index Fund

At June 30, 2008, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	16,175,008
Overdistributed Net Investment Income	(22,998)
Accumulated Net Realized Losses	(2,841,133)
Unrealized Appreciation	3,178,358
Net Assets	16,489,235

Investor Shares—Net Assets
Applicable to 211,897,617 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	6,459,918
Net Asset Value Per Share—
Investor Shares	$30.49

Admiral Shares—Net Assets
Applicable to 67,274,936 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,051,032
Net Asset Value Per Share—
Admiral Shares	$30.49

Signal Shares—Net Assets
Applicable to 50,577,249 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,427,954
Net Asset Value Per Share—
Signal Shares	$28.23

Institutional Shares—Net Assets
Applicable to 97,534,759 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,973,601
Net Asset Value Per Share—
Institutional Shares	$30.49

ETF Shares—Net Assets
Applicable to 60,384,984 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	3,576,730
Net Asset Value Per Share—
ETF Shares	$59.23

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

18

Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	77,549
Interest[1]	357
Security Lending	1,688
Total Income	79,594
Expenses
The Vanguard Group—Note B
Investment Advisory Services	178
Management and Administrative
Investor Shares	5,879
Admiral Shares	706
Signal Shares	516
Institutional Shares	547
ETF Shares	1,097
Marketing and Distribution
Investor Shares	725
Admiral Shares	257
Signal Shares	127
Institutional Shares	389
ETF Shares	412
Custodian Fees	262
Shareholders’ Reports
Investor Shares	151
Admiral Shares	3
Signal Shares	8
Institutional Shares	24
ETF Shares	66
Trustees’ Fees and Expenses	13
Total Expenses	11,360
Net Investment Income	68,234
Realized Net Gain (Loss) on Investment Securities Sold	287,559
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,715,502)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,359,709)

1  Interest income from an affiliated company of the fund was $357,000.

19

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	68,234	137,110
Realized Net Gain (Loss)	287,559	460,884
Change in Unrealized Appreciation (Depreciation)	(1,715,502)	1,141,910
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,359,709)	1,739,904
Distributions
Net Investment Income
Investor Shares	(25,525)	(58,403)
Admiral Shares	(9,326)	(25,834)
Signal Shares	(6,341)	(3,706)
Institutional Shares	(14,021)	(28,089)
ETF Shares	(15,747)	(24,495)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(70,960)	(140,527)
Capital Share Transactions—Note F
Investor Shares	50,613	(477,598)
Admiral Shares	30,715	(625,137)
Signal Shares	121,916	1,439,706
Institutional Shares	30,389	784,955
ETF Shares	624,124	1,660,934
Net Increase (Decrease) from Capital Share Transactions	857,757	2,782,860
Total Increase (Decrease)	(572,912)	4,382,237
Net Assets
Beginning of Period	17,062,147	12,679,910
End of Period[1]	16,489,235	17,062,147

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($22,998,000) and ($20,272,000).

20

Growth Index Fund

Financial Highlights

Investor Shares

	Six Months
For a Share Outstanding	Ended	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$33.23	$29.77	$27.54	$26.41	$24.92	$19.95
Investment Operations
Net Investment Income	.118	.27	.241	.196	.291[1]	.169
Net Realized and Unrealized
Gain (Loss) on Investments	(2.737)	3.46	2.228	1.139	1.494	4.977
Total from Investment Operations	(2.619)	3.73	2.469	1.335	1.785	5.146
Distributions
Dividends from Net Investment Income	(.121)	(.27)	(.239)	(.205)	(.295)	(.176)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.121)	(.27)	(.239)	(.205)	(.295)	(.176)
Net Asset Value, End of Period	$30.49	$33.23	$29.77	$27.54	$26.41	$24.92

Total Return[2]	–7.89%	12.56%	9.01%	5.09%	7.20%	25.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,460	$6,992	$6,707	$6,761	$7,711	$7,586
Ratio of Total Expenses to
Average Net Assets	0.21%*	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.77%*	0.83%	0.86%	0.75%	1.14%[1]	0.77%
Portfolio Turnover Rate[3]	24%*	23%	28%	23%	24%	42%[4]

1  Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4  Includes activity related to a change in the fund’s target index.

*  Annualized.

21

Growth Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$33.23	$29.77	$27.54	$26.41	$24.92	$19.95
Investment Operations
Net Investment Income	.136	.308	.272	.226	.32[1]	.188
Net Realized and Unrealized
Gain (Loss) on Investments	(2.737)	3.460	2.228	1.139	1.49	4.977
Total from Investment Operations	(2.601)	3.768	2.500	1.365	1.81	5.165
Distributions
Dividends from Net Investment Income	(.139)	(.308)	(.270)	(.235)	(.32)	(.195)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.139)	(.308)	(.270)	(.235)	(.32)	(.195)
Net Asset Value, End of Period	$30.49	$33.23	$29.77	$27.54	$26.41	$24.92

Total Return	–7.83%	12.70%	9.13%	5.21%	7.31%	26.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,051	$2,203	$2,505	$2,076	$1,214	$1,092
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.11%	0.11%	0.11%	0.15%
Ratio of Net Investment Income to
Average Net Assets	0.88%*	0.95%	0.97%	0.86%	1.27%[1]	0.84%
Portfolio Turnover Rate[2]	24%*	23%	28%	23%	24%	42%[3]

1  Net investment income per share and the ratio of net investment income to average net assets include $.14 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

22

Growth Index Fund

Signal Shares
	Six Months	June 4,
	Ended	2007[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$30.77	$30.26
Investment Operations
Net Investment Income	.126	.168
Net Realized and Unrealized Gain (Loss) on Investments	(2.537)	.563
Total from Investment Operations	(2.411)	.731
Distributions
Dividends from Net Investment Income	(.129)	(.221)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.129)	(.221)
Net Asset Value, End of Period	$28.23	$30.77

Total Return	–7.84%	2.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,428	$1,425
Ratio of Total Expenses to Average Net Assets	0.10%*	0.10%*
Ratio of Net Investment Income to Average Net Assets	0.88%*	0.95%*
Portfolio Turnover Rate[2]	24%*	23%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

23

Growth Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$33.23	$29.77	$27.54	$26.41	$24.92	$19.95
Investment Operations
Net Investment Income	.141	.318	.280	.234	.324[1]	.199
Net Realized and Unrealized Gain (Loss)
on Investments	(2.737)	3.460	2.228	1.139	1.494	4.977
Total from Investment Operations	(2.596)	3.778	2.508	1.373	1.818	5.176
Distributions
Dividends from Net Investment Income	(.144)	(.318)	(.278)	(.243)	(.328)	(.206)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.144)	(.318)	(.278)	(.243)	(.328)	(.206)
Net Asset Value, End of Period	$30.49	$33.23	$29.77	$27.54	$26.41	$24.92

Total Return	–7.82%	12.73%	9.16%	5.24%	7.34%	26.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,974	$3,210	$2,132	$1,448	$1,185	$782
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.91%*	0.98%	1.00%	0.89%	1.29%[1]	0.92%
Portfolio Turnover Rate[2]	24%*	23%	28%	23%	24%	42%[3]

1  Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

24

Growth Index Fund

ETF Shares

	Six Months				Jan. 26,
	Ended				2004[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$64.56	$57.85	$53.52	$51.33	$50.64
Investment Operations
Net Investment Income	.265	.60	.535	.444	.609[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(5.324)	6.71	4.323	2.206	.694
Total from Investment Operations	(5.059)	7.31	4.858	2.650	1.303
Distributions
Dividends from Net Investment Income	(.271)	(.60)	(.528)	(.460)	(.613)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.271)	(.60)	(.528)	(.460)	(.613)
Net Asset Value, End of Period	$59.23	$64.56	$57.85	$53.52	$51.33

Total Return	–7.84%	12.68%	9.13%	5.20%	2.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,577	$3,232	$1,336	$324	$104
Ratio of Total Expenses to Average Net Assets	0.10%*	0.10%	0.11%	0.11%	0.15%*
Ratio of Net Investment Income to
Average Net Assets	0.88%*	0.95%	0.97%	0.86%	1.22%2,*
Portfolio Turnover Rate[3]	24%*	23%	28%	23%	24%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.269 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

26

Growth Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $1,435,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.43% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2008, the fund realized $35,387,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $3,070,436,000 to offset future net capital gains of $1,580,110,000 through December 31, 2009, $747,930,000 through December 31, 2010, and $742,396,000 through December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $13,423,733,000. Net unrealized appreciation of investment securities for tax purposes was $3,178,358,000, consisting of unrealized gains of $3,874,930,000 on securities that had risen in value since their purchase and $696,572,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2008, the fund purchased $2,943,936,000 of investment securities and sold $2,087,329,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $91,186,000, for which the fund received cash collateral of $100,513,000.

27

Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	668,223	21,347	1,266,387	39,579
Issued in Lieu of Cash Distributions	24,481	793	55,983	1,745
Redeemed	(642,091)	(20,688)	(1,799,968)	(56,160)
Net Increase (Decrease)— Investor Shares	50,613	1,452	(477,598)	(14,836)

Admiral Shares
Issued	171,487	5,495	840,904	26,500
Issued in Lieu of Cash Distributions	7,844	254	21,898	683
Redeemed	(148,616)	(4,783)	(1,487,939)	(44,996)
Net Increase (Decrease)— Admiral Shares	30,715	966	(625,137)	(17,813)

Signal Shares
Issued	335,502	11,625	1,499,482	48,230
Issued in Lieu of Cash Distributions	5,628	197	3,379	111
Redeemed	(219,214)	(7,542)	(63,155)	(2,044)
Net Increase (Decrease)— Signal Shares	121,916	4,280	1,439,706	46,297

Institutional Shares
Issued	432,567	13,991	1,391,689	43,714
Issued in Lieu of Cash Distributions	12,664	410	24,937	776
Redeemed	(414,842)	(13,469)	(631,671)	(19,479)
Net Increase (Decrease)— Institutional Shares	30,389	932	784,955	25,011

ETF Shares
Issued	696,614	11,523	1,832,816	29,760
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(72,490)	(1,200)	(171,882)	(2,800)
Net Increase (Decrease)— ETF Shares	624,124	10,323	1,660,934	26,960

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

28

Growth Index Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

29

Value Index Fund

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	418	417	4,746
Median Market Cap	$46.4B	$46.4B	$32.3B
Price/Earnings Ratio	14.1x	14.1x	17.0x
Price/Book Ratio	1.8x	1.8x	2.4x
Yield[3]		3.3%	2.1%
Investor Shares	3.2%
Admiral Shares	3.3%
Signal Shares	3.3%
Institutional Shares	3.4%
ETF Shares	3.3%
Return on Equity	19.4%	19.4%	19.7%
Earnings Growth Rate	15.7%	15.7%	19.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	24%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.20%
Admiral Shares	0.10%
Signal Shares	0.10%
Institutional Shares	0.07%
ETF Shares	0.10%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	7.4%	7.4%	8.7%
Consumer Staples	8.5	8.5	9.2
Energy	18.8	18.8	15.6
Financials	23.7	23.7	15.2
Health Care	12.3	12.3	11.7
Industrials	9.3	9.3	11.5
Information Technology	2.6	2.6	16.5
Materials	4.2	4.2	4.4
Telecommunication
Services	6.1	6.1	3.0
Utilities	7.1	7.1	4.2

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.87
Beta	1.00	0.95

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	7.9%
General Electric Co.	industrial
	conglomerates	4.5
Chevron Corp.	integrated oil
	and gas	3.4
AT&T Inc.	integrated
	telecommunication
	services	3.4
Johnson & Johnson	pharmaceuticals	3.1
ConocoPhillips Co.	integrated oil
	and gas	2.3
Pfizer Inc.	pharmaceuticals	2.0
JPMorgan Chase & Co.	diversified financial
	services	2.0
Bank of America Corp.	diversified financial
	services	1.8
Philip Morris
International Inc.	tobacco	1.7
Top Ten		32.1%

Investment Focus

1  MSCI US Prime Market Value Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 81–82.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 81–82.

6  The holdings listed exclude any temporary cash investments and equity index products.

30

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1997–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

	Inception Date	One Year	Five Years	Ten Years
Value Index Fund
Investor Shares[3]	11/2/1992	–19.89%	8.46%	3.79%
Admiral Shares	11/13/2000	–19.81	8.57	2.78[4]
Signal Shares	6/4/2007	–19.81	–20.63[4]	—
Institutional Shares	7/2/1998	–19.79	8.60	3.75[4]
ETF Shares	1/26/2004
Market Price		–19.81	5.13[4]	—
Net Asset Value		–19.80	5.16[4]	—

1  Six months ended June 30, 2008.

2  S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Since inception.

Note: See Financial Highlights tables on pages 40–44 for dividend and capital gains information.

31

Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (7.4%)
	The Walt Disney Co.	3,237,442	101,008
	Time Warner, Inc.	6,472,444	95,792
	Home Depot, Inc.	3,054,243	71,530
	McDonald’s Corp.	1,042,155	58,590
	Clear Channel
	Communications, Inc.	856,029	30,132
	Carnival Corp.	790,093	26,041
	CBS Corp.	1,075,395	20,959
	Fortune Brands, Inc.	278,615	17,388
	The Gap, Inc.	951,679	15,865
	Harley-Davidson, Inc.	431,654	15,652
	Macy’s Inc.	759,576	14,751
	J.C. Penney Co., Inc.
	(Holding Co.)	381,205	13,834
	H & R Block, Inc.	588,312	12,590
	Genuine Parts Co.	303,936	12,060
	VF Corp.	158,841	11,306
	Mattel, Inc.	654,028	11,197
	Limited Brands, Inc.	575,298	9,694
	BorgWarner, Inc.	210,700	9,351
	Gannett Co., Inc.	415,897	9,013
	Ross Stores, Inc.	245,193	8,709
	Sherwin-Williams Co.	188,941	8,678
	Newell Rubbermaid, Inc.	505,520	8,488
	Whirlpool Corp.	137,336	8,478
	Hasbro, Inc.	232,334	8,299
	Darden Restaurants Inc.	246,392	7,870
	Eastman Kodak Co.	521,562	7,526
*^	Ford Motor Co.	1,564,462	7,525
	Virgin Media Inc.	503,648	6,855
*^	Mohawk Industries, Inc.	105,192	6,743
	E.W. Scripps Co. Class A	160,049	6,648
	Advance Auto Parts, Inc.	171,124	6,645
*	IAC/InterActiveCorp	342,443	6,602
	Washington Post Co.
	Class B	11,158	6,549
	Black & Decker Corp.	110,307	6,344
	Autoliv, Inc.	133,241	6,212
	Wyndham Worldwide Corp.	322,097	5,769
	The Stanley Works	127,496	5,716
	Royal Caribbean Cruises, Ltd.	250,955	5,639

	D. R. Horton, Inc.	513,370	5,570
*	Dollar Tree, Inc.	165,850	5,422
*	Office Depot, Inc.	492,396	5,387
	WABCO Holdings Inc.	109,520	5,088
	Leggett & Platt, Inc.	302,381	5,071
*^	Sears Holdings Corp.	68,597	5,053
	Tiffany & Co.	122,364	4,986
	Family Dollar Stores, Inc.	241,637	4,818
*	Interpublic Group of Cos., Inc.	553,175	4,757
	^General Motors Corp.	409,837	4,713
	PetSmart, Inc.	232,898	4,646
*	O’Reilly Automotive, Inc.	198,234	4,431
	Wendy’s International, Inc.	157,555	4,289
	^New York Times Co. Class A	245,832	3,783
	Foot Locker, Inc.	279,945	3,485
	Brinker International, Inc.	183,468	3,468
*	Expedia, Inc.	175,455	3,225
	^Williams-Sonoma, Inc.	162,458	3,223
	American Eagle
	Outfitters, Inc.	225,356	3,072
	Centex Corp.	220,564	2,949
	Lennar Corp. Class A	233,199	2,878
	RadioShack Corp.	224,398	2,753
	Liz Claiborne, Inc.	179,350	2,538
*	AutoNation, Inc.	243,169	2,437
	KB Home	137,423	2,327
*	Toll Brothers, Inc.	121,524	2,276
	Pulte Homes, Inc.	136,922	1,319
	^Boyd Gaming Corp.	101,920	1,280
	Idearc Inc.	288	1
			797,293
Consumer Staples (8.5%)
	Philip Morris
	International Inc.	3,812,054	188,277
	The Procter & Gamble Co.	1,949,387	118,542
	Kraft Foods Inc.	2,775,042	78,950
	Altria Group, Inc.	3,815,567	78,448

32

Value Index Fund

			Market
			Value•
		Shares	($000)
	The Coca-Cola Co.	1,324,921	68,869
	Kimberly-Clark Corp.	760,657	45,472
	General Mills, Inc.	610,732	37,114
	Anheuser-Busch Cos., Inc.	464,887	28,879
	H.J. Heinz Co.	570,361	27,292
	^Bunge Ltd.	218,721	23,554
	Safeway, Inc.	796,755	22,747
	ConAgra Foods, Inc.	882,440	17,013
	The Kroger Co.	580,772	16,767
	Sara Lee Corp.	1,288,968	15,790
	Reynolds American Inc.	320,340	14,950
	UST, Inc.	270,557	14,775
	Molson Coors Brewing Co.
	Class B	221,753	12,048
	SuperValu Inc.	382,850	11,826
*	Lorillard, Inc.	157,610	10,900
	Coca-Cola Enterprises, Inc.	529,223	9,156
	Campbell Soup Co.	270,783	9,060
	Kellogg Co.	172,483	8,283
	McCormick & Co., Inc.	208,360	7,430
	Tyson Foods, Inc.	490,986	7,335
	The Pepsi Bottling
	Group, Inc.	260,308	7,268
*	Constellation Brands, Inc.
	Class A	347,262	6,897
	The Clorox Co.	125,719	6,563
	The Hershey Co.	186,191	6,103
	Brown-Forman Corp. Class B	66,844	5,051
	Hormel Foods Corp.	134,630	4,660
*	Smithfield Foods, Inc.	218,036	4,335
	PepsiAmericas, Inc.	116,132	2,297
			916,651
Energy (18.8%)
	ExxonMobil Corp.	9,682,397	853,310
	Chevron Corp.	3,758,412	372,571
	ConocoPhillips Co.	2,684,730	253,412
	Devon Energy Corp.	764,092	91,813
	Apache Corp.	602,566	83,757
	Marathon Oil Corp.	1,285,501	66,679
	Anadarko Petroleum Corp.	844,072	63,170
	Spectra Energy Corp.	1,144,335	32,888
	Noble Energy, Inc.	311,021	31,276
	El Paso Corp.	1,267,895	27,564
	Valero Energy Corp.	647,605	26,668
	BJ Services Co.	530,215	16,935
	Pioneer Natural
	Resources Co.	216,122	16,918
*	Newfield Exploration Co.	237,000	15,464
*	Nabors Industries, Inc.	256,193	12,612
*	Forest Oil Corp.	151,472	11,285
	Cimarex Energy Co.	149,331	10,404
	Sunoco, Inc.	212,865	8,661
*	Plains Exploration &
	Production Co.	102,134	7,453
	Patterson-UTI Energy, Inc.	181,282	6,533
*	Kinder Morgan

	Management, LLC	120,179	6,472
	Tesoro Corp.	246,942	4,882
	Cabot Oil & Gas Corp.	61,999	4,199
	Rowan Cos., Inc.	70,189	3,281
			2,028,207
Financials (23.7%)
	JPMorgan Chase & Co.	6,249,376	214,416
	Bank of America Corp.	8,039,461	191,902
	Citigroup, Inc.	9,422,361	157,919
	Wells Fargo & Co.	5,767,245	136,972
	American International
	Group, Inc.	4,337,724	114,776
	The Goldman Sachs
	Group, Inc.	644,922	112,797
	U.S. Bancorp	3,130,511	87,310
	MetLife, Inc.	1,283,503	67,730
	Morgan Stanley	1,799,248	64,899
	Wachovia Corp.	3,868,901	60,084
	Merrill Lynch & Co., Inc.	1,666,086	52,832
	The Travelers Cos., Inc.	1,122,702	48,725
	Prudential Financial, Inc.	803,622	48,008
	The Allstate Corp.	963,552	43,928
	Fannie Mae	1,926,209	37,580
	The Hartford Financial
	Services Group Inc.	568,386	36,701
	PNC Financial
	Services Group	624,977	35,686
	ACE Ltd.	596,497	32,861
	The Chubb Corp.	670,104	32,842
	Loews Corp.	591,824	27,757
	Capital One Financial Corp.	675,118	25,661
	Marsh & McLennan Cos., Inc.	941,435	24,995
	Aon Corp.	497,725	22,866
	BB&T Corp.	988,137	22,500
	Lincoln National Corp.	487,269	22,083
	Vornado Realty Trust REIT	249,908	21,992
	SunTrust Banks, Inc.	607,014	21,986
	Progressive Corp. of Ohio	1,166,391	21,835
	Lehman Brothers
	Holdings, Inc.	1,071,744	21,231
	The Principal Financial
	Group, Inc.	467,575	19,624
	Freddie Mac	1,169,248	19,176
	Equity Residential REIT	488,002	18,676
	Invesco, Ltd.	759,568	18,214
	State Street Corp.	270,309	17,297
	Ameriprise Financial, Inc.	412,116	16,761
*	SLM Corp.	844,457	16,340
	Leucadia National Corp.	322,196	15,124
	Annaly Mortgage
	Management Inc. REIT	956,857	14,841
	Kimco Realty Corp. REIT	411,932	14,220
	Hudson City Bancorp, Inc.	844,373	14,084
	Genworth Financial Inc.	783,053	13,946

33

Value Index Fund

		Market
		Value•
	Shares	($000)
General Growth
Properties Inc. REIT	397,379	13,920
Regions Financial Corp.	1,255,291	13,695
HCP, Inc. REIT	424,679	13,509
Plum Creek
Timber Co. Inc. REIT	311,856	13,319
Unum Group	627,936	12,841
Simon Property
Group, Inc. REIT	141,336	12,705
Avalonbay
Communities, Inc. REIT	139,938	12,477
Host Hotels &
Resorts Inc. REIT	900,151	12,287
Assurant, Inc.	181,256	11,956
Safeco Corp.	162,430	10,909
Ventas, Inc. REIT	250,342	10,657
Legg Mason Inc.	240,416	10,475
Discover Financial Services	780,375	10,278
Torchmark Corp.	166,924	9,790
People’s United Financial Inc.	623,676	9,729
KeyCorp	878,742	9,649
Fifth Third Bancorp	936,421	9,533
New York Community
Bancorp, Inc.	527,514	9,411
M & T Bank Corp.	129,444	9,131
Everest Re Group, Ltd.	113,857	9,076
AMB Property Corp. REIT	179,237	9,030
SL Green Realty Corp. REIT	106,574	8,816
Northern Trust Corp.	125,817	8,627
Willis Group Holdings Ltd.	259,349	8,136
The Macerich Co. REIT	130,927	8,135
^American Capital
Strategies, Ltd.	339,806	8,077
Washington Mutual, Inc.	1,628,454	8,028
Axis Capital Holdings Ltd.	260,259	7,758
Developers Diversified
Realty Corp. REIT	216,408	7,512
Regency Centers Corp. REIT	125,955	7,446
Federal Realty Investment
Trust REIT	106,415	7,343
Cincinnati Financial Corp.	285,512	7,252
Sovereign Bancorp, Inc.	982,669	7,232
W.R. Berkley Corp.	293,802	7,098
Comerica, Inc.	272,611	6,987
PartnerRe Ltd.	100,649	6,958
Health Care Inc. REIT	155,280	6,910
Boston Properties, Inc. REIT	75,714	6,831
Marshall & Ilsley Corp.	436,101	6,685
XL Capital Ltd. Class A	322,031	6,621
White Mountains
Insurance Group Inc.	14,708	6,310
* Markel Corp.	17,121	6,283
Duke Realty Corp. REIT	264,810	5,945
Apartment Investment &
Management Co.
Class A REIT	173,000	5,892

Zions Bancorp	184,299	5,804
Federated Investors, Inc.	165,195	5,686
Liberty Property Trust REIT	165,924	5,500
* Arch Capital Group Ltd.	82,451	5,468
UDR, Inc. REIT	243,079	5,440
^National City Corp.	1,091,396	5,206
RenaissanceRe Holdings Ltd.	112,593	5,030
Old Republic
International Corp.	396,512	4,695
Fidelity National
Financial, Inc. Class A	369,591	4,657
Raymond James
Financial, Inc.	175,269	4,625
Protective Life Corp.	120,705	4,593
^Allied Capital Corp.	322,460	4,479
Countrywide Financial Corp.	1,044,284	4,438
^Synovus Financial Corp.	506,217	4,419
HCC Insurance Holdings, Inc.	207,972	4,397
Commerce Bancshares, Inc.	110,599	4,386
Camden Property Trust REIT	95,417	4,223
Associated Banc-Corp.	218,489	4,215
Hospitality Properties
Trust REIT	170,019	4,159
Weingarten Realty
Investors REIT	136,523	4,139
Nationwide Financial
Services, Inc.	85,554	4,107
^CapitalSource Inc. REIT	337,073	3,735
First American Corp.	141,075	3,724
^The St. Joe Co.	108,086	3,710
Huntington Bancshares Inc.	629,710	3,633
American Financial
Group, Inc.	133,867	3,581
UnionBanCal Corp.	87,412	3,533
CIT Group Inc.	511,401	3,483
iStar Financial Inc. REIT	242,611	3,205
^Popular, Inc.	481,639	3,174
City National Corp.	73,655	3,099
Transatlantic Holdings, Inc.	47,795	2,699
First Horizon National Corp.	336,909	2,503
TCF Financial Corp.	205,308	2,470
Reinsurance Group of
America, Inc.	56,085	2,441
TFS Financial Corp.	210,125	2,435
Forest City Enterprise
Class A	73,426	2,366
BOK Financial Corp.	42,593	2,277
^MBIA, Inc.	344,073	1,510
Student Loan Corp.	7,119	698
		2,564,378
Health Care (12.3%)
Johnson & Johnson	5,126,448	329,836
Pfizer Inc.	12,360,516	215,938
Merck & Co., Inc.	3,918,767	147,698
Wyeth	2,423,636	116,238
Abbott Laboratories	1,818,430	96,322

34

Value Index Fund

			Market
			Value•
		Shares	($000)
	Eli Lilly & Co.	1,847,554	85,283
	Bristol-Myers Squibb Co.	3,582,270	73,544
	Covidien Ltd.	896,952	42,955
	Cardinal Health, Inc.	645,362	33,288
*	WellPoint Inc.	637,613	30,389
*	Boston Scientific Corp.	2,430,733	29,874
	CIGNA Corp.	505,238	17,880
	Quest Diagnostics, Inc.	298,741	14,480
	AmerisourceBergen Corp.	294,330	11,770
*	Forest Laboratories, Inc.	281,815	9,790
*	Humana Inc.	200,226	7,963
	^Mylan Inc.	550,799	6,648
*	Invitrogen Corp.	169,328	6,648
	Omnicare, Inc.	220,580	5,784
*	Hospira, Inc.	142,698	5,724
*	Community Health
	Systems, Inc.	173,206	5,712
*	Cephalon, Inc.	79,655	5,312
	Beckman Coulter, Inc.	73,867	4,988
*	Health Net Inc.	199,678	4,804
*	King Pharmaceuticals, Inc.	442,438	4,632
*	Barr Pharmaceuticals Inc.	92,703	4,179
*	Charles River
	Laboratories, Inc.	61,723	3,945
*	Lincare Holdings, Inc.	131,810	3,743
	Applera Corp.-Applied
	Biosystems Group	106,203	3,556
	Brookdale Senior Living Inc.	63,613	1,295
*	WellCare Health Plans Inc.	26,109	944
			1,331,162
Industrials (9.3%)
	General Electric Co.	18,071,896	482,339
	Union Pacific Corp.	896,537	67,689
	United Parcel Service, Inc.	813,599	50,012
	Norfolk Southern Corp.	681,177	42,689
	Northrop Grumman Corp.	581,063	38,873
	Illinois Tool Works, Inc.	762,902	36,245
	Waste Management, Inc.	896,513	33,808
	Eaton Corp.	283,063	24,052
	Parker Hannifin Corp.	304,949	21,749
	Ingersoll-Rand Co.	575,776	21,551
	Dover Corp.	347,359	16,802
	Pitney Bowes, Inc.	392,592	13,387
	Cooper Industries, Inc.
	Class A	319,049	12,602
	SPX Corp.	94,866	12,497
	R.R. Donnelley & Sons Co.	388,908	11,547
	Rockwell Automation, Inc.	255,123	11,157
	Goodrich Corp.	226,456	10,748
	Masco Corp.	667,526	10,500
	W.W. Grainger, Inc.	121,496	9,938
	Republic Services, Inc.
	Class A	332,207	9,867
	Pall Corp.	221,891	8,805
	Manpower Inc.	144,280	8,403
*	Allied Waste Industries, Inc.	604,632	7,630

	Avery Dennison Corp.	173,515	7,623
	Ryder System, Inc.	105,128	7,241
	Cintas Corp.	250,386	6,638
	Pentair, Inc.	170,806	5,982
	Equifax, Inc.	116,835	3,928
*	Owens Corning Inc.	142,225	3,236
	Oshkosh Truck Corp.	134,528	2,783
*^	USG Corp.	87,161	2,577
*	Hertz Global Holdings Inc.	261,344	2,509
*	Delta Air Lines Inc.	343,392	1,957
			1,007,364
Information Technology (2.6%)
	Tyco Electronics Ltd.	900,264	32,247
	Motorola, Inc.	4,080,756	29,953
	Electronic Data
	Systems Corp.	921,331	22,702
	Xerox Corp.	1,660,627	22,518
	Seagate Technology	954,112	18,252
*	Flextronics International Ltd.	1,510,215	14,196
*	Computer Sciences Corp.	287,253	13,455
	KLA-Tencor Corp.	325,921	13,268
	Xilinx, Inc.	518,209	13,085
	Fidelity National Information
	Services, Inc.	351,103	12,959
	Microchip Technology, Inc.	341,739	10,437
*	Western Digital Corp.	261,242	9,021
*	LSI Corp.	1,277,662	7,845
*	Arrow Electronics, Inc.	222,552	6,837
*	Synopsys, Inc.	260,140	6,220
*	Lexmark International, Inc.	171,317	5,727
	Intersil Corp.	229,530	5,582
*	NCR Corp.	208,733	5,260
	Jabil Circuit, Inc.	320,161	5,254
*	Cadence Design
	Systems, Inc.	501,723	5,067
*	Ingram Micro, Inc. Class A	283,917	5,040
*	Avnet, Inc.	176,973	4,828
*	Novellus Systems, Inc.	184,766	3,915
*	McAfee Inc.	102,299	3,481
*	Tellabs, Inc.	707,715	3,291
	Molex, Inc. Class A	139,439	3,195
*	Advanced Micro
	Devices, Inc.	382,561	2,230
			285,865
Materials (4.2%)
	Freeport-McMoRan Copper
	& Gold, Inc. Class B	691,262	81,009
	E.I. du Pont de
	Nemours & Co.	1,627,619	69,809
	Dow Chemical Co.	1,700,523	59,365
	Alcoa Inc.	1,473,873	52,499
	Weyerhaeuser Co.	394,125	20,156
	International Paper Co.	736,158	17,152
	PPG Industries, Inc.	296,510	17,011
	^Vulcan Materials Co.	195,622	11,694
	Steel Dynamics, Inc.	290,157	11,336

35

Value Index Fund

		Market
		Value•
	Shares	($000)
Rohm & Haas Co.	230,473	10,703
Eastman Chemical Co.	144,514	9,951
Celanese Corp. Series A	177,910	8,123
Ball Corp.	167,737	8,008
Commercial Metals Co.	211,008	7,955
Airgas, Inc.	134,372	7,846
MeadWestvaco Corp.	314,674	7,502
FMC Corp.	83,774	6,487
Lubrizol Corp.	123,945	5,742
Sonoco Products Co.	180,188	5,577
Sealed Air Corp.	292,350	5,558
International Flavors &
Fragrances, Inc.	131,637	5,142
* Domtar Corp.	931,783	5,078
Ashland, Inc.	102,262	4,929
Reliance Steel &
Aluminum Co.	61,088	4,709
Bemis Co., Inc.	181,990	4,080
* Pactiv Corp.	117,720	2,499
Huntsman Corp.	147,606	1,683
		451,603
Telecommunication Services (6.1%)
AT&T Inc.	10,923,421	368,010
Verizon
Communications Inc.	5,206,818	184,321
Sprint Nextel Corp.	5,011,866	47,613
Embarq Corp.	276,572	13,074
Qwest Communications
International Inc.	2,878,562	11,313
Windstream Corp.	863,514	10,656
CenturyTel, Inc.	189,802	6,755
Citizens
Communications Co.	593,271	6,728
Telephone & Data
Systems, Inc.	95,458	4,512
Telephone & Data
Systems, Inc. - Special
Common Shares	95,293	4,202
*^ Level 3
Communications, Inc.	1,386,652	4,091
* U.S. Cellular Corp.	34,377	1,944
		663,219
Utilities (7.1%)
Exelon Corp.	598,374	53,830
Dominion Resources, Inc.	1,040,384	49,408
Southern Co.	1,384,050	48,331
FPL Group, Inc.	700,457	45,936
FirstEnergy Corp.	551,738	45,425
Public Service
Enterprise Group, Inc.	920,213	42,265
Entergy Corp.	349,498	42,108
Duke Energy Corp.	2,282,179	39,664
PPL Corp.	673,680	35,213
American Electric
Power Co., Inc.	724,689	29,154
Edison International	560,164	28,781
PG&E Corp.	654,090	25,961
Sempra Energy	449,312	25,364
Consolidated Edison Inc.	492,568	19,255
Progress Energy, Inc.	445,687	18,643
Ameren Corp.	376,997	15,921
Xcel Energy, Inc.	776,734	15,589
* Mirant Corp.	387,342	15,164
DTE Energy Co.	293,692	12,464
MDU Resources Group, Inc.	313,737	10,937
Wisconsin Energy Corp.	211,716	9,574
CenterPoint Energy Inc.	562,849	9,034
Pepco Holdings, Inc.	350,684	8,995
NiSource, Inc.	496,226	8,892
ONEOK, Inc.	178,983	8,740
TECO Energy, Inc.	381,298	8,194
National Fuel Gas Co.	136,147	8,098
Questar Corp.	109,486	7,778
SCANA Corp.	200,644	7,424
Northeast Utilities	280,695	7,166
Energy East Corp.	286,513	7,083
Integrys Energy Group, Inc.	138,349	7,032
Alliant Energy Corp.	199,948	6,850
NSTAR	193,374	6,540
CMS Energy Corp.	407,724	6,075
Pinnacle West Capital Corp.	182,065	5,602
DPL Inc.	205,799	5,429
Sierra Pacific Resources	422,209	5,366
* Dynegy, Inc.	586,961	5,019
Energen Corp.	61,700	4,814
		763,118
Total Common Stocks
(Cost $11,232,972)		10,808,860
Temporary Cash Investments (0.6%)
1 Vanguard Market
Liquidity Fund, 2.405%	1,433,162	1,433
1 Vanguard Market
Liquidity Fund,
2.405%—Note E	61,390,114	61,390
Total Temporary Cash Investments
(Cost $62,823)		62,823
Total Investments (100.6%)
(Cost $11,295,795)		10,871,683
Other Assets and Liabilities (–0.6%)
Other Assets—Note B		86,122
Liabilities—Note E		(149,095)
		(62,973)
Net Assets (100%)		10,808,710

36

Value Index Fund

At June 30, 2008, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	12,482,144
Overdistributed Net Investment Income	(5,450)
Accumulated Net Realized Losses	(1,243,872)
Unrealized Depreciation	(424,112)
Net Assets	10,808,710

Investor Shares—Net Assets
Applicable to 168,566,752 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	3,681,794
Net Asset Value Per Share—
Investor Shares	$21.84

Admiral Shares—Net Assets
Applicable to 80,762,878 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,764,071
Net Asset Value Per Share—
Admiral Shares	$21.84

Signal Shares—Net Assets
Applicable to 34,448,639 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	783,020
Net Asset Value Per Share—
Signal Shares	$22.73

Institutional Shares—Net Assets
Applicable to 108,129,221 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,361,848
Net Asset Value Per Share—
Institutional Shares	$21.84

ETF Shares—Net Assets
Applicable to 39,606,987 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,217,977
Net Asset Value Per Share—
ETF Shares	$56.00

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.
REIT—Real Estate Investment Trust.

37

Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	167,032
Interest[1]	49
Security Lending	985
Total Income	168,066
Expenses
The Vanguard Group—Note B
Investment Advisory Services	144
Management and Administrative
Investor Shares	3,192
Admiral Shares	635
Signal Shares	277
Institutional Shares	397
ETF Shares	705
Marketing and Distribution
Investor Shares	504
Admiral Shares	221
Signal Shares	81
Institutional Shares	330
ETF Shares	282
Custodian Fees	346
Shareholders’ Reports
Investor Shares	67
Admiral Shares	3
Signal Shares	4
Institutional Shares	21
ETF Shares	28
Trustees’ Fees and Expenses	8
Total Expenses	7,245
Net Investment Income	160,821
Realized Net Gain (Loss) on Investment Securities Sold	(9,249)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,954,670)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,803,098)

1  Interest income from an affiliated company of the fund was $49,000.

38

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	160,821	321,635
Realized Net Gain (Loss)	(9,249)	467,186
Change in Unrealized Appreciation (Depreciation)	(1,954,670)	(759,357)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,803,098)	29,464
Distributions
Net Investment Income
Investor Shares	(53,133)	(115,059)
Admiral Shares	(26,535)	(69,263)
Signal Shares	(11,352)	(8,338)
Institutional Shares	(34,955)	(73,247)
ETF Shares	(32,281)	(55,180)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(158,256)	(321,087)
Capital Share Transactions—Note F
Investor Shares	54,009	(9,448)
Admiral Shares	23,056	(547,512)
Signal Shares	57,858	934,233
Institutional Shares	129,776	527,216
ETF Shares	386,700	609,521
Net Increase (Decrease) from Capital Share Transactions	651,399	1,514,010
Total Increase (Decrease)	(1,309,955)	1,222,387
Net Assets
Beginning of Period	12,118,665	10,896,278
End of Period[1]	10,808,710	12,118,665

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($5,450,000) and ($8,015,000).

39

Value Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$25.94	$26.58	$22.29	$21.35	$18.95	$14.65
Investment Operations
Net Investment Income	.327	.687	.586	.559	.460	.378
Net Realized and Unrealized
Gain (Loss) on Investments	(4.106)	(.644)	4.295	.936	2.399	4.294
Total from Investment Operations	(3.779)	.043	4.881	1.495	2.859	4.672
Distributions
Dividends from Net Investment Income	(.321)	(.683)	(.591)	(.555)	(.459)	(.372)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.321)	(.683)	(.591)	(.555)	(.459)	(.372)
Net Asset Value, End of Period	$21.84	$25.94	$26.58	$22.29	$21.35	$18.95

Total Return[1]	–14.64%	0.09%	22.15%	7.09%	15.29%	32.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,682	$4,310	$4,417	$3,376	$3,592	$2,921
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.20%	0.21%	0.21%	0.21%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.76%*	2.49%	2.48%	2.63%	2.40%	2.38%
Portfolio Turnover Rate[2]	24%*	20%	20%	21%	18%	44%[3]

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

40

Value Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$25.94	$26.58	$22.29	$21.35	$18.95	$14.65
Investment Operations
Net Investment Income	.339	.71	.611	.581	.479	.392
Net Realized and Unrealized
Gain (Loss) on Investments	(4.106)	(.64)	4.295	.936	2.399	4.294
Total from Investment Operations	(3.767)	.07	4.906	1.517	2.878	4.686
Distributions
Dividends from Net Investment Income	(.333)	(.71)	(.616)	(.577)	(.478)	(.386)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.333)	(.71)	(.616)	(.577)	(.478)	(.386)
Net Asset Value, End of Period	$21.84	$25.94	$26.58	$22.29	$21.35	$18.95

Total Return	–14.59%	0.18%	22.27%	7.20%	15.40%	32.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,764	$2,069	$2,625	$1,880	$1,075	$773
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.11%	0.11%	0.11%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.86%*	2.59%	2.58%	2.72%	2.50%	2.48%
Portfolio Turnover Rate[1]	24%*	20%	20%	21%	18%	44%[2]

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

41

Value Index Fund

Signal Shares
	Six Months	June 4,
	Ended	2007[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$27.00	$30.14
Investment Operations
Net Investment Income	.354	.442
Net Realized and Unrealized Gain (Loss) on Investments	(4.277)	(3.017)
Total from Investment Operations	(3.923)	(2.575)
Distributions
Dividends from Net Investment Income	(.347)	(.565)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.347)	(.565)
Net Asset Value, End of Period	$22.73	$27.00

Total Return	–14.60%	–8.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$783	$864
Ratio of Total Expenses to Average Net Assets	0.10%*	0.10%*
Ratio of Net Investment Income to Average Net Assets	2.86%*	2.59%*
Portfolio Turnover Rate[2]	24%*	20%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

42

Value Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$25.94	$26.58	$22.29	$21.35	$18.95	$14.65
Investment Operations
Net Investment Income	.343	.722	.618	.588	.485	.400
Net Realized and Unrealized Gain (Loss)
on Investments	(4.106)	(.644)	4.295	.936	2.399	4.294
Total from Investment Operations	(3.763)	.078	4.913	1.524	2.884	4.694
Distributions
Dividends from Net Investment Income	(.337)	(.718)	(.623)	(.584)	(.484)	(.394)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.337)	(.718)	(.623)	(.584)	(.484)	(.394)
Net Asset Value, End of Period	$21.84	$25.94	$26.58	$22.29	$21.35	$18.95

Total Return	–14.58%	0.21%	22.31%	7.23%	15.43%	32.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,362	$2,660	$2,209	$1,224	$807	$534
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.89%*	2.62%	2.61%	2.76%	2.53%	2.46%
Portfolio Turnover Rate[1]	24%*	20%	20%	21%	18%	44%[2]

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

*  Annualized.

43

Value Index Fund

ETF Shares

	Six Months				Jan. 26,
	Ended				2004[1], to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$66.51	$68.14	$57.14	$54.74	$50.34
Investment Operations
Net Investment Income	.870	1.83	1.565	1.489	1.184
Net Realized and Unrealized Gain (Loss)
on Investments	(10.525)	(1.64)	11.016	2.392	4.437
Total from Investment Operations	(9.655)	.19	12.581	3.881	5.621
Distributions
Dividends from Net Investment Income	(.855)	(1.82)	(1.581)	(1.481)	(1.221)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.855)	(1.82)	(1.581)	(1.481)	(1.221)
Net Asset Value, End of Period	$56.00	$66.51	$68.14	$57.14	$54.74

Total Return	–14.59%	0.20%	22.28%	7.19%	11.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,218	$2,215	$1,646	$600	$406
Ratio of Total Expenses to Average Net Assets	0.10%*	0.10%	0.11%	0.11%	0.15%*
Ratio of Net Investment Income to
Average Net Assets	2.86%*	2.59%	2.58%	2.72%	2.46%*
Portfolio Turnover Rate[2]	24%*	20%	20%	21%	18%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

45

Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $965,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.96% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2008, the fund realized $291,367,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $939,044,000 to offset future net capital gains of $125,066,000 through December 31, 2010, $503,996,000 through December 31, 2011, $40,921,000 through December 31, 2014, $73,605,000 through December 31, 2015, and $195,456,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $11,295,795,000. Net unrealized depreciation of investment securities for tax purposes was $424,112,000, consisting of unrealized gains of $1,444,217,000 on securities that had risen in value since their purchase and $1,868,329,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2008, the fund purchased $2,612,080,000 of investment securities and sold $1,948,449,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $56,327,000, for which the fund received cash collateral of $61,390,000.

46

Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	487,583	20,321	1,243,599	45,924
Issued in Lieu of Cash Distributions	49,925	2,152	108,296	4,010
Redeemed	(483,499)	(20,057)	(1,361,343)	(49,970)
Net Increase (Decrease)— Investor Shares	54,009	2,416	(9,448)	(36)

Admiral Shares
Issued	179,568	7,458	748,614	27,493
Issued in Lieu of Cash Distributions	22,708	979	60,022	2,214
Redeemed	(179,220)	(7,437)	(1,356,148)	(48,702)
Net Increase (Decrease)— Admiral Shares	23,056	1,000	(547,512)	(18,995)

Signal Shares
Issued	168,523	6,837	1,008,680	34,686
Issued in Lieu of Cash Distributions	10,361	430	7,624	281
Redeemed	(121,026)	(4,839)	(82,071)	(2,946)
Net Increase (Decrease)— Signal Shares	57,858	2,428	934,233	32,021

Institutional Shares
Issued	314,277	13,233	996,416	36,844
Issued in Lieu of Cash Distributions	30,887	1,332	61,363	2,273
Redeemed	(215,388)	(8,959)	(530,563)	(19,696)
Net Increase (Decrease)— Institutional Shares	129,776	5,606	527,216	19,421

ETF Shares
Issued	990,956	16,009	2,399,525	34,844
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(604,256)	(9,700)	(1,790,004)	(25,700)
Net Increase (Decrease)— ETF Shares	386,700	6,309	609,521	9,144

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

47

Value Index Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

48

Large-Cap Index Fund

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	753	752	4,746
Median Market Cap	$39.6B	$39.6B	$32.3B
Price/Earnings Ratio	16.6x	16.6x	17.0x
Price/Book Ratio	2.5x	2.5x	2.4x
Yield[3]		2.1%	2.1%
Investor Shares	2.0%
Admiral Shares	2.1%
Signal Shares	2.1%
Institutional Shares	2.1%
ETF Shares	2.1%
Return on Equity	20.6%	20.6%	19.7%
Earnings Growth Rate	20.1%	20.1%	19.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	9%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.20%
Admiral Shares	0.09%
Signal Shares	0.09%
Institutional Shares	0.07%
ETF Shares	0.07%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.4%	8.4%	8.7%
Consumer Staples	10.1	10.1	9.2
Energy	15.8	15.8	15.6
Financials	14.2	14.2	15.2
Health Care	11.8	11.8	11.7
Industrials	11.0	11.0	11.5
Information Technology	16.8	16.8	16.5
Materials	4.4	4.4	4.4
Telecommunication
Services	3.3	3.3	3.0
Utilities	4.2	4.2	4.2

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.99
Beta	1.00	0.97

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	3.8%
General Electric Co.	industrial
	conglomerates	2.1
Microsoft Corp.	systems software	1.9
Chevron Corp.	integrated oil
	and gas	1.7
AT&T Inc.	integrated
	telecommunication
	services	1.6
The Procter & Gamble Co.	household products	1.5
Johnson & Johnson	pharmaceuticals	1.5
International Business
Machines Corp.	computer hardware	1.3
Apple Inc.	computer hardware	1.2
ConocoPhillips Co.	integrated oil
	and gas	1.1
Top Ten		17.7%

Investment Focus

1  MSCI US Prime Market 750 Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 81–82.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 81–82.

6  The holdings listed exclude any temporary cash investments and equity index products.

49

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 30, 2004–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

			Since
	Inception Date	One Year	Inception
Large-Cap Index Fund
Investor Shares[2]	1/30/2004	–12.00%	5.42%
Admiral Shares	2/2/2004	–11.86	5.45
Signal Shares	8/30/2007	–9.48[3]	—
Institutional Shares	6/30/2005	–11.88	5.13
ETF Shares	1/27/2004
Market Price		–11.88	5.25
Net Asset Value		–11.87	5.27

1  Six months ended June 30, 2008.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Since inception.

Note: See Financial Highlights tables on pages 53–57 for dividend and capital gains information.

50

Large-Cap Index Fund

Statement of Operations

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Large-Cap Index Fund—is included as an insert to this report.

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	20,904
Interest[1]	80
Security Lending	120
Total Income	21,104
Expenses
The Vanguard Group—Note B
Investment Advisory Services	43
Management and Administrative—Investor Shares	256
Management and Administrative—Admiral Shares	46
Management and Administrative—Signal Shares	10
Management and Administrative—Institutional Shares	21
Management and Administrative—ETF Shares	155
Marketing and Distribution—Investor Shares	44
Marketing and Distribution—Admiral Shares	25
Marketing and Distribution—Signal Shares	3
Marketing and Distribution—Institutional Shares	16
Marketing and Distribution—ETF Shares	159
Custodian Fees	173
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	6
Shareholders’ Reports—ETF Shares	23
Trustees’ Fees and Expenses	1
Total Expenses	989
Net Investment Income	20,115
Realized Net Gain (Loss)
Investment Securities Sold	(17,437)
Futures Contracts	(426)
Realized Net Gain (Loss)	(17,863)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(239,239)
Futures Contracts	(26)
Change in Unrealized Appreciation (Depreciation)	(239,265)
Net Increase (Decrease) in Net Assets Resulting from Operations	(237,013)
1 Interest income from an affiliated company of the fund was $73,000.

51

Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,115	26,892
Realized Net Gain (Loss)	(17,863)	3,839
Change in Unrealized Appreciation (Depreciation)	(239,265)	43,523
Net Increase (Decrease) in Net Assets Resulting from Operations	(237,013)	74,254
Distributions
Net Investment Income
Investor Shares	(2,823)	(4,931)
Admiral Shares	(1,984)	(3,840)
Signal Shares	(364)	(201)
Institutional Shares	(1,622)	(1,648)
ETF Shares	(13,007)	(16,482)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(19,800)	(27,102)
Capital Share Transactions—Note F
Investor Shares	45,036	126,254
Admiral Shares	34,571	45,042
Signal Shares	8,862	41,168
Institutional Shares	74,507	20,625
ETF Shares	525,089	549,534
Net Increase (Decrease) from Capital Share Transactions	688,065	782,623
Total Increase (Decrease)	431,252	829,775
Net Assets
Beginning of Period	1,869,937	1,040,162
End of Period[1]	2,301,189	1,869,937

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($105,000) and ($420,000).

52

Large-Cap Index Fund

Financial Highlights

Investor Shares

	Six Months				Jan. 30,
	Ended				2004[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$26.59	$25.42	$22.38	$21.41	$20.00
Investment Operations
Net Investment Income	.204	.426	.393	.328	.39[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(3.176)	1.171	3.044	.970	1.41
Total from Investment Operations	(2.972)	1.597	3.437	1.298	1.80
Distributions
Dividends from Net Investment Income	(.198)	(.427)	(.397)	(.328)	(.39)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.198)	(.427)	(.397)	(.328)	(.39)
Net Asset Value, End of Period	$23.42	$26.59	$25.42	$22.38	$21.41

Total Return[3]	–11.20%	6.29%	15.49%	6.12%	9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$348	$346	$211	$94	$44
Ratio of Total Expenses to Average Net Assets	0.20%*	0.20%	0.20%	0.20%	0.20%*
Ratio of Net Investment Income to
Average Net Assets	1.77%*	1.69%	1.74%	1.72%	1.92%2,*
Portfolio Turnover Rate[4]	9%*	8%	9%	9%	5%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.05 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

53

Large-Cap Index Fund

Admiral Shares

	Six Months				Feb. 2,
	Ended				2004[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$33.25	$31.78	$27.98	$26.77	$25.08
Investment Operations
Net Investment Income	.270	.57	.514	.431	.501[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(3.965)	1.47	3.806	1.209	1.692
Total from Investment Operations	(3.695)	2.04	4.320	1.640	2.193
Distributions
Dividends from Net Investment Income	(.265)	(.57)	(.520)	(.430)	(.503)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.265)	(.57)	(.520)	(.430)	(.503)
Net Asset Value, End of Period	$29.29	$33.25	$31.78	$27.98	$26.77

Total Return	–11.14%	6.43%	15.58%	6.19%	8.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$227	$220	$164	$71	$27
Ratio of Total Expenses to Average Net Assets	0.09%*	0.08%	0.12%	0.12%	0.12%*
Ratio of Net Investment Income to
Average Net Assets	1.88%*	1.81%	1.82%	1.80%	2.00%2,*
Portfolio Turnover Rate[3]	9%*	8%	9%	9%	5%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

54

Large-Cap Index Fund

Signal Shares
	Six Months	August 30,
	Ended	2007[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$29.00	$28.74
Investment Operations
Net Investment Income	.237	.173
Net Realized and Unrealized Gain (Loss) on Investments	(3.456)	.361
Total from Investment Operations	(3.219)	.534
Distributions
Dividends from Net Investment Income	(.231)	(.274)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.231)	(.274)
Net Asset Value, End of Period	$25.55	$29.00

Total Return	–11.13%	1.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43	$39
Ratio of Total Expenses to Average Net Assets	0.09%*	0.08%*
Ratio of Net Investment Income to Average Net Assets	1.88%*	1.81%*
Portfolio Turnover Rate[2]	9%*	8%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

55

Large-Cap Index Fund

Institutional Shares

	Six Months			June 30,
	Ended	Year Ended		2005[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$136.82	$130.78	$115.14	$109.32
Investment Operations
Net Investment Income	1.124	2.344	2.151	.989
Net Realized and Unrealized Gain (Loss) on Investments	(16.315)	6.047	15.660	5.863
Total from Investment Operations	(15.191)	8.391	17.811	6.852
Distributions
Dividends from Net Investment Income	(1.099)	(2.351)	(2.171)	(1.032)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.099)	(2.351)	(2.171)	(1.032)
Net Asset Value, End of Period	$120.53	$136.82	$130.78	$115.14

Total Return	–11.13%	6.42%	15.61%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$161	$103	$79	$83
Ratio of Total Expenses to Average Net Assets	0.07%*	0.08%	0.08%	0.08%*
Ratio of Net Investment Income to Average Net Assets	1.90%*	1.81%	1.86%	1.83%*
Portfolio Turnover Rate[2]	9%*	8%	9%	9%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

56

Large-Cap Index Fund

ETF Shares

	Six Months				Jan. 27,
	Ended				2004[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$65.83	$62.92	$55.40	$52.99	$50.01
Investment Operations
Net Investment Income	.54	1.136	1.044	.873	.958[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(7.85)	2.912	7.529	2.410	2.983
Total from Investment Operations	(7.31)	4.048	8.573	3.283	3.941
Distributions
Dividends from Net Investment Income	(.53)	(1.138)	(1.053)	(.873)	(.961)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.53)	(1.138)	(1.053)	(.873)	(.961)
Net Asset Value, End of Period	$57.99	$65.83	$62.92	$55.40	$52.99

Total Return	–11.13%	6.44%	15.61%	6.26%	8.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,522	$1,162	$587	$178	$48
Ratio of Total Expenses to Average Net Assets	0.07%*	0.07%	0.07%	0.07%	0.12%*
Ratio of Net Investment Income to
Average Net Assets	1.90%*	1.82%	1.87%	1.84%	2.00%2,*
Portfolio Turnover Rate[3]	9%*	8%	9%	9%	5%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.125 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

58

Large-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $198,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

59

Large-Cap Index Fund

During the six months ended June 30, 2008, the fund realized $1,308,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $7,090,000 to offset future net capital gains of $11,000 through December 31, 2013, $463,000 through December 31, 2014, $1,570,000 through December 31, 2015, and $5,046,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $2,448,650,000. Net unrealized depreciation of investment securities for tax purposes was $142,684,000, consisting of unrealized gains of $196,962,000 on securities that had risen in value since their purchase and $339,646,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-mini S&P 500 Index	20	1,281	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2008, the fund purchased $796,253,000 of investment securities and sold $104,502,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $4,395,000, for which the fund received cash collateral of $4,944,000.

60

Large-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	106,801	4,322	242,609	9,099
Issued in Lieu of Cash Distributions	2,577	106	4,380	164
Redeemed	(64,342)	(2,599)	(120,735)	(4,533)
Net Increase (Decrease)— Investor Shares	45,036	1,829	126,254	4,730

Admiral Shares
Issued	68,180	2,210	156,250	4,734
Issued in Lieu of Cash Distributions	1,713	56	3,299	99
Redeemed	(35,322)	(1,146)	(114,507)	(3,368)
Net Increase (Decrease)— Admiral Shares	34,571	1,120	45,042	1,465

Signal Shares
Issued	10,333	384	41,600	1,369
Issued in Lieu of Cash Distributions	280	11	153	5
Redeemed	(1,751)	(65)	(585)	(20)
Net Increase (Decrease)— Signal Shares	8,862	330	41,168	1,354

Institutional Shares
Issued	122,238	955	22,477	161
Issued in Lieu of Cash Distributions	1,622	13	1,648	12
Redeemed	(49,353)	(382)	(3,500)	(25)
Net Increase (Decrease)— Institutional Shares	74,507	586	20,625	148

ETF Shares
Issued	530,888	8,707	602,779	9,121
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,799)	(100)	(53,245)	(800)
Net Increase (Decrease)— ETF Shares	525,089	8,607	549,534	8,321

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

61

Large-Cap Index Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	2,305,268	—
Level 2—Other significant observable inputs	698	—
Level 3—Significant unobservable inputs	—	—
Total	2,305,966	—

62

Total Stock Market Index Fund

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	3,538	3,842
Median Market Cap	$32.5B	$32.5B
Price/Earnings Ratio	17.0x	17.0x
Price/Book Ratio	2.4x	2.4x
Yield[2]		2.1%
Investor Shares	2.0%
Admiral Shares	2.1%
Signal Shares	2.1%
Institutional Shares	2.1%
ETF Shares	2.1%
Return on Equity	19.8%	19.8%
Earnings Growth Rate	19.8%	19.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate[3]	3%	—
Expense Ratio[3]		—
Investor Shares	0.15%
Admiral Shares	0.07%
Signal Shares	0.07%
Institutional Shares	0.05%
ETF Shares	0.07%
Short-Term Reserves	0.3%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	8.9%	8.9%
Consumer Staples	9.3	9.3
Energy	15.2	15.2
Financials	14.6	14.6
Health Care	11.8	11.8
Industrials	11.7	11.7
Information Technology	16.8	16.8
Materials	4.4	4.4
Telecommunication Services	3.1	3.1
Utilities	4.2	4.2

Volatility Measures[4]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.00

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	3.3%
General Electric Co.	industrial
	conglomerates	1.9
Microsoft Corp.	systems software	1.6
Chevron Corp.	integrated oil
	and gas	1.5
AT&T Inc.	integrated
	telecommunication
	services	1.4
The Procter & Gamble Co.	household products	1.3
Johnson & Johnson	pharmaceuticals	1.3
International Business
Machines Corp.	computer hardware	1.2
Apple Inc.	computer hardware	1.0
ConocoPhillips Co.	integrated oil
	and gas	1.0
Top Ten		15.5%

Investment Focus

1  MSCI US Broad Market Index.

2  30-day SEC yield for the fund; annualized dividend yield for the index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 81–82.

5  The holdings listed exclude any temporary cash investments and equity index products.

63

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1997–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

	Inception Date	One Year	Five Years	Ten Years
Total Stock Market Index Fund
Investor Shares[3]	4/27/1992	–12.55%	8.55%	3.54%
Admiral Shares	11/13/2000	–12.49	8.65	2.11[4]
Signal Shares	9/1/2006	–12.49	1.37[4]	—
Institutional Shares	7/7/1997	–12.47	8.68	3.65
ETF Shares	5/24/2001
Market Price		–12.48	8.66	2.81[4]
Net Asset Value		–12.49	8.65	2.82[4]

1  Six months ended June 30, 2008.

2  Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Since inception.

Note: See Financial Highlights tables on pages 67–71 for dividend and capital gains information.

64

Total Stock Market Index Fund

Statement of Operations

The Statement of Net Assets—Investments Summary—an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund—is included as an insert to this report.

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	946,506
Interest[1]	11,283
Security Lending	25,449
Total Income	983,238
Expenses
The Vanguard Group—Note B
Investment Advisory Services	987
Management and Administrative—Investor Shares	29,631
Management and Administrative—Admiral Shares	6,357
Management and Administrative—Signal Shares	993
Management and Administrative—Institutional Shares	1,299
Management and Administrative—ETF Shares	1,917
Marketing and Distribution—Investor Shares	6,339
Marketing and Distribution—Admiral Shares	2,374
Marketing and Distribution—Signal Shares	459
Marketing and Distribution—Institutional Shares	1,689
Marketing and Distribution—ETF Shares	1,269
Custodian Fees	638
Shareholders’ Reports—Investor Shares	309
Shareholders’ Reports—Admiral Shares	33
Shareholders’ Reports—Signal Shares	15
Shareholders’ Reports—Institutional Shares	16
Shareholders’ Reports—ETF Shares	137
Trustees’ Fees and Expenses	68
Total Expenses	54,530
Net Investment Income	928,708
Realized Net Gain (Loss)
Investment Securities Sold	(632,840)
Futures Contracts	(67,549)
Realized Net Gain (Loss)	(700,389)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(12,159,329)
Futures Contracts	(26,415)
Change in Unrealized Appreciation (Depreciation)	(12,185,744)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,957,425)
1 Interest income from an affiliated company of the fund was $10,578,000.

65

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	928,708	1,718,920
Realized Net Gain (Loss)	(700,389)	2,244,679
Change in Unrealized Appreciation (Depreciation)	(12,185,744)	858,924
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,957,425)	4,822,523
Distributions
Net Investment Income
Investor Shares	(449,073)	(787,927)
Admiral Shares	(251,467)	(518,030)
Signal Shares	(41,296)	(32,426)
Institutional Shares	(123,994)	(233,151)
ETF Shares	(95,487)	(156,007)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(961,317)	(1,727,541)
Capital Share Transactions—Note F
Investor Shares	6,482,614	9,657,529
Admiral Shares	1,867,797	(154,149)
Signal Shares	175,691	4,460,045
Institutional Shares	1,455,284	699,595
ETF Shares	1,119,124	3,149,215
Net Increase (Decrease) from Capital Share Transactions	11,100,510	17,812,235
Total Increase (Decrease)	(1,818,232)	20,907,217
Net Assets
Beginning of Period	106,384,415	85,477,198
End of Period[1]	104,566,183	106,384,415

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($104,302,000) and ($71,693,000).

66

Total Stock Market Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$35.36	$34.09	$30.00	$28.77	$25.99	$20.07
Investment Operations
Net Investment Income	.284	.604	.523	.466	.445[1]	.325
Net Realized and Unrealized
Gain (Loss) on Investments	(4.133)	1.268	4.091	1.237	2.780	5.922
Total from Investment Operations	(3.849)	1.872	4.614	1.703	3.225	6.247
Distributions
Dividends from Net Investment Income	(.291)	(.602)	(.524)	(.473)	(.445)	(.327)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.291)	(.602)	(.524)	(.473)	(.445)	(.327)
Net Asset Value, End of Period	$31.22	$35.36	$34.09	$30.00	$28.77	$25.99

Total Return[2]	–10.91%	5.49%	15.51%	5.98%	12.52%	31.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,532	$50,183	$39,095	$29,785	$31,718	$24,059
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.15%	0.19%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.74%*	1.71%	1.66%	1.62%	1.70%[1]	1.49%
Portfolio Turnover Rate[3]	3%*	4%	4%	12%[4]	4%	2%

1  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4  Includes activity related to a change in the fund’s target index.

*  Annualized.

67

Total Stock Market Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$35.36	$34.09	$30.00	$28.77	$25.99	$20.07
Investment Operations
Net Investment Income	.298	.631	.555	.495	.468[1]	.336
Net Realized and Unrealized Gain (Loss)
on Investments	(4.133)	1.268	4.091	1.237	2.780	5.922
Total from Investment Operations	(3.835)	1.899	4.646	1.732	3.248	6.258
Distributions
Dividends from Net Investment Income	(.305)	(.629)	(.556)	(.502)	(.468)	(.338)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.305)	(.629)	(.556)	(.502)	(.468)	(.338)
Net Asset Value, End of Period	$31.22	$35.36	$34.09	$30.00	$28.77	$25.99

Total Return	–10.87%	5.57%	15.63%	6.09%	12.61%	31.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,401	$27,895	$26,853	$20,347	$10,856	$7,969
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.07%	0.09%	0.09%	0.10%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.82%*	1.79%	1.76%	1.72%	1.79%[1]	1.54%
Portfolio Turnover Rate[2]	3%*	4%	4%	12%[3]	4%	2%

1  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

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Total Stock Market Index Fund

Signal Shares
	Six Months	Year	Sept. 1,
	Ended	Ended	2006[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$34.13	$32.91	$30.47
Investment Operations
Net Investment Income	.287	.607	.181
Net Realized and Unrealized Gain (Loss) on Investments	(3.983)	1.220	2.536
Total from Investment Operations	(3.696)	1.827	2.717
Distributions
Dividends from Net Investment Income	(.294)	(.607)	(.277)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.294)	(.607)	(.277)
Net Asset Value, End of Period	$30.14	$34.13	$32.91

Total Return	–10.86%	5.55%	8.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,279	$4,655	$381
Ratio of Total Expenses to Average Net Assets	0.07%*	0.07%	0.09%*
Ratio of Net Investment Income to Average Net Assets	1.82%*	1.79%	1.76%*
Portfolio Turnover Rate[2]	3%*	4%	4%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

69

Total Stock Market Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$35.36	$34.10	$30.00	$28.77	$26.00	$20.07
Investment Operations
Net Investment Income	.300	.638	.573	.504	.465[1]	.360
Net Realized and Unrealized Gain (Loss)
on Investments	(4.123)	1.260	4.091	1.237	2.780	5.922
Total from Investment Operations	(3.823)	1.898	4.664	1.741	3.245	6.282
Distributions
Dividends from Net Investment Income	(.307)	(.638)	(.564)	(.511)	(.475)	(.352)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.307)	(.638)	(.564)	(.511)	(.475)	(.352)
Net Asset Value, End of Period	$31.23	$35.36	$34.10	$30.00	$28.77	$26.00

Total Return	–10.84%	5.56%	15.69%	6.12%	12.60%	31.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,238	$13,396	$12,262	$9,676	$10,181	$8,000
Ratio of Total Expenses to
Average Net Assets	0.05%*	0.05%	0.06%	0.06%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.84%*	1.81%	1.79%	1.75%	1.82%[1]	1.62%
Portfolio Turnover Rate[2]	3%*	4%	4%	12%[3]	4%	2%

1  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

*  Annualized.

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Total Stock Market Index Fund

ETF Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period[1]	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$72.64	$70.04	$61.63	$59.11	$53.41	$41.24
Investment Operations
Net Investment Income	.610	1.298	1.152	1.027	.947[2]	.691
Net Realized and Unrealized Gain (Loss)
on Investments	(8.485)	2.600	8.409	2.535	5.704	12.170
Total from Investment Operations	(7.875)	3.898	9.561	3.562	6.651	12.861
Distributions
Dividends from Net Investment Income	(.625)	(1.298)	(1.151)	(1.042)	(.951)	(.691)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.625)	(1.298)	(1.151)	(1.042)	(.951)	(.691)
Net Asset Value, End of Period	$64.14	$72.64	$70.04	$61.63	$59.11	$53.41

Total Return	–10.86%	5.56%	15.66%	6.10%	12.57%	31.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,116	$10,255	$6,885	$5,612	$4,259	$2,517
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.07%	0.07%	0.07%	0.13%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.82%*	1.79%	1.78%	1.74%	1.79%[2]	1.54%
Portfolio Turnover Rate[3]	3%*	4%	4%	12%[4]	4%	2%

1  Adjusted to reflect a 2-for-1 share split as of close of business on June 13, 2008. See Note F in Notes to Financial Statements.

2  Net investment income per share and the ratio of net investment income to average net assets include $.13 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4  Includes activity related to a change in the fund’s target index.

*Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

71

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

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Total Stock Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $9,107,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 9.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2008, the fund realized $278,273,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

In December 2007, the fund issued 17,301,549 capital shares for a value of $583,408,000 in connection with a nontaxable in-kind transfer of investment securities from a common trust fund. The securities received in the transfer had net unrealized appreciation, creating a difference between the cost of investments for financial statement and tax purposes that reverses when the securities are sold; $347,514,000 of this difference remained at December 31, 2007. Through June 30, 2008, the fund realized tax-based gains on the sale of these securities that were $61,113,000 greater than realized

73

Total Stock Market Index Fund

gains for financial statement purposes; accordingly, such gains have been reclassified from paid-in capital to accumulated net realized losses. The remaining difference of $286,401,000 between the securities’ cost for financial statement and tax purposes is reflected in unrealized appreciation.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $1,821,229,000 to offset future net capital gains of $60,790,000 through December 31, 2009, $439,204,000 through December 31, 2010, $411,583,000 through December 31, 2011, $762,181,000 through December 31, 2013, $19,516,000 through December 31, 2015, and $127,955,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $97,872,362,000. Net unrealized appreciation of investment securities for tax purposes was $8,414,758,000, consisting of unrealized gains of $21,928,964,000 on securities that had risen in value since their purchase and $13,514,206,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	1,273	407,710	(24,322)
S&P MidCap 400 Index	79	32,437	(2,052)
E-mini S&P 500 Index	300	19,217	27
Russell 2000 Index	24	8,300	(563)
E-mini S&P MidCap 400 Index	15	1,232	(36)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2008, the fund purchased $13,680,947,000 of investment securities and sold $2,301,953,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2008, was $1,261,938,000, for which the fund received cash collateral of $1,388,985,000.

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Total Stock Market Index Fund

F. During the six months ended June 30, 2008, the fund’s ETF Shares underwent a 2-for-1 split. Each shareholder of record on June 13, 2008, received one additional share for every ETF Share held on that date. The additional shares were distributed to shareholders on June 17, 2008. The split had no effect on net assets or total return.

Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	9,847,706	301,330	15,171,470	426,972
Issued in Lieu of Cash Distributions	443,054	13,710	775,156	21,762
Redeemed	(3,808,146)	(115,998)	(6,289,097)	(176,070)
Net Increase (Decrease)—Investor Shares	6,482,614	199,042	9,657,529	272,664

Admiral Shares
Issued	3,098,701	94,032	7,021,287	197,249
Issued in Lieu of Cash Distributions	220,642	6,827	456,865	12,812
Redeemed	(1,451,546)	(44,239)	(7,632,301)	(208,755)
Net Increase (Decrease)—Admiral Shares	1,867,797	56,620	(154,149)	1,306

Signal Shares
Issued	642,028	20,249	5,464,636	153,655
Issued in Lieu of Cash Distributions	37,302	1,196	29,550	869
Redeemed	(503,639)	(15,872)	(1,034,141)	(29,707)
Net Increase (Decrease)—Signal Shares	175,691	5,573	4,460,045	124,817

Institutional Shares
Issued	2,539,372	78,015	4,630,746	129,369
Issued in Lieu of Cash Distributions	103,387	3,199	193,599	5,431
Redeemed	(1,187,475)	(36,135)	(4,124,750)	(115,589)
Net Increase (Decrease)—Institutional Shares	1,455,284	45,079	699,595	19,211

ETF Shares[1]
Issued	1,657,673	24,525	6,126,390	83,176
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(538,549)	(8,000)	(2,977,175)	(40,300)
Net Increase (Decrease)—ETF Shares	1,119,124	16,525	3,149,215	42,876

1  Shares adjusted to reflect a 2-for-1 split as of close of business on June 13, 2008.

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Total Stock Market Index Fund

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	106,257,085	(26,946)
Level 2—Other significant observable inputs	30,035	—
Level 3—Significant unobservable inputs	—	—
Total	106,287,120	(26,946)

76

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples on the next two pages are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables on pages 78 and 79 illustrate your fund’s costs in two ways:

• Based on actual fund return. This table helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This table is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

77

Six Months Ended June 30, 2008

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2007	6/30/2008	Period[1]
Based on Actual Fund Return
Growth
Investor Shares	$1,000.00	$921.15	$1.00
Admiral Shares	1,000.00	921.68	0.48
Signal Shares	1,000.00	921.60	0.48
Institutional Shares	1,000.00	921.83	0.33
ETF Shares	1,000.00	921.59	0.48
Value
Investor Shares	$1,000.00	$853.63	$0.92
Admiral Shares	1,000.00	854.07	0.46
Signal Shares	1,000.00	846.00	0.46
Institutional Shares	1,000.00	854.22	0.32
ETF Shares	1,000.00	854.12	0.46
Large-Cap
Investor Shares	$1,000.00	$887.98	$0.94
Admiral Shares	1,000.00	888.61	0.42
Signal Shares	1,000.00	888.74	0.42
Institutional Shares	1,000.00	888.71	0.33
ETF Shares	1,000.00	888.70	0.33
Total Stock Market
Investor Shares	$1,000.00	$890.89	$0.71
Admiral Shares	1,000.00	891.27	0.33
Signal Shares	1,000.00	891.44	0.33
Institutional Shares	1,000.00	891.61	0.24
ETF Shares	1,000.00	891.38	0.33

1  The calculations are based on expenses incurred in the most recent six-month period.The funds’ annualized six-month expense ratios for that period are: 0.21% for the Growth Index Fund Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.20% for the Value Index Fund Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.20% for the Large-Cap Index Fund Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.07% for Institutional Shares, and 0.07% for ETF Shares; 0.15% for the Total Stock Market Index Fund Investor Shares, 0.07% for Admiral Shares, 0.07% for Signal Shares, 0.05% for Institutional Shares, and 0.07% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

78

Six Months Ended June 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2007	6/30/2008	Period[1]
Based on Hypothetical 5% Yearly Return
Growth
Investor Shares	$1,000.00	$1,023.82	$1.06
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.52	0.35
ETF Shares	1,000.00	1,024.37	0.50
Value
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.37	0.50
Signal Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.52	0.35
ETF Shares	1,000.00	1,024.37	0.50
Large-Cap
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.42	0.45
Signal Shares	1,000.00	1,024.42	0.45
Institutional Shares	1,000.00	1,024.52	0.35
ETF Shares	1,000.00	1,024.52	0.35
Total Stock Market
Investor Shares	$1,000.00	$1,024.12	$0.75
Admiral Shares	1,000.00	1,024.52	0.35
Signal Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.61	0.25
ETF Shares	1,000.00	1,024.52	0.35

1  The calculations are based on expenses incurred in the most recent six-month period.The funds’ annualized six-month expense ratios for that period are: 0.21% for the Growth Index Fund Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.20% for the Value Index Fund Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.20% for the Large-Cap Index Fund Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.07% for Institutional Shares, and 0.07% for ETF Shares; 0.15% for the Total Stock Market Index Fund Investor Shares, 0.07% for Admiral Shares, 0.07% for Signal Shares, 0.05% for Institutional Shares, and 0.07% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

79

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Growth Index Fund, Value Index Fund, Large-Cap Index Fund, and Total Stock Market Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

80

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

81

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

82

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee Since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
156 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee Since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
156 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee Since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
156 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee Since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
156 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee Since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
156 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee Since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
156 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee Since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
156 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee Since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
156 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee Since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
156 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer Since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
156 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President Since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
156 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary Since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
156 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Vanguard ETF, Signal, Connect
with Vanguard, Vanguard.com, and the ship logo are
Direct Investor Account Services > 800-662-2739	trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
The funds or securities referred to herein are not	fund voted the proxies for securities it owned during
sponsored, endorsed, or promoted by MSCI, and	the 12 months ended June 30. To get the report, visit
MSCI bears no liability with respect to any such funds	either www.vanguard.com or www.sec.gov.
or securities. For any such funds or securities, the
prospectus or the Statement of Additional Information
contains a more detailed description of the limited	You can review and copy information about your fund
relationship MSCI has with The Vanguard Group and	at the SEC’s Public Reference Room in Washington, D.C.
any related funds.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q852 082008

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2008
				Market
				Value
			Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (8.8%)
		McDonald's Corp.	8,560,886	481,293
		The Walt Disney Co.	13,297,710	414,889
		Time Warner, Inc.	26,585,094	393,459
		Comcast Corp. Class A	20,054,965	380,443
		Home Depot, Inc.	12,545,146	293,807
		Target Corp.	5,781,636	268,788
		News Corp., Class A	16,489,797	248,007
		Lowe's Cos., Inc.	10,838,250	224,894
*		Amazon.com, Inc.	2,323,875	170,410
		NIKE, Inc. Class B	2,770,012	165,120
*		DIRECTV Group, Inc.	5,125,674	132,806
		Johnson Controls, Inc.	4,413,915	126,591
		Staples, Inc.	5,256,376	124,839
		Yum! Brands, Inc.	3,534,667	124,031
		Clear Channel Communications, Inc.	3,516,043	123,765
*		Viacom Inc. Class B	3,933,446	120,127
		Omnicom Group Inc.	2,383,267	106,961
		Carnival Corp.	3,245,079	106,958
		Best Buy Co., Inc.	2,650,577	104,963
		TJX Cos., Inc.	3,248,673	102,236
		The McGraw-Hill Cos., Inc.	2,445,702	98,122
*		Liberty Media Corp.	3,661,589	88,720
*		Kohl's Corp.	2,215,169	88,695
*		Starbucks Corp.	5,390,230	84,842
		CBS Corp.	4,229,695	82,437
*		Coach, Inc.	2,616,046	75,551
		Fortune Brands, Inc.	1,144,056	71,401
		The Gap, Inc.	3,908,965	65,162
		Harley-Davidson, Inc.	1,772,996	64,289
*		Liberty Media Corp.-Interactive Series A	4,302,441	63,504
*	^	Ford Motor Co.	12,911,668	62,105
		Macy's Inc.	3,119,976	60,590
		International Game Technology	2,325,299	58,086
		J.C. Penney Co., Inc. (Holding Co.)	1,565,714	56,820
		Starwood Hotels & Resorts Worldwide, Inc.	1,399,694	56,086
		Marriott International, Inc. Class A	2,105,590	55,251
*		Bed Bath & Beyond, Inc.	1,947,437	54,723
		H & R Block, Inc.	2,416,342	51,710
		Genuine Parts Co.	1,248,168	49,527
*		Apollo Group, Inc. Class A	1,055,457	46,715
		VF Corp.	652,041	46,412
		Mattel, Inc.	2,686,614	45,995
*		GameStop Corp. Class A	1,136,868	45,929
*		DISH Network Corp.	1,562,433	45,748
*		Discovery Holding Co. Class A	2,001,175	43,946
*	^	Sears Holdings Corp.	562,931	41,465
		Tiffany & Co.	1,008,375	41,091
		Abercrombie & Fitch Co.	640,490	40,146
*		Liberty Global, Inc. Class A	1,268,942	39,883
		Limited Brands, Inc.	2,363,510	39,825
*		AutoZone Inc.	329,025	39,815
		Tim Hortons, Inc.	1,374,409	39,432
*		Cablevision Systems NY Group Class A	1,716,956	38,803

	^	General Motors Corp.	3,367,054	38,721
		BorgWarner, Inc.	865,637	38,417
	^	Garmin Ltd.	887,773	38,032
		Wynn Resorts Ltd.	461,928	37,578
*	^	Las Vegas Sands Corp.	792,075	37,576
		Nordstrom, Inc.	1,232,627	37,349
*		Liberty Global, Inc. Series C	1,225,007	37,191
		Gannett Co., Inc.	1,708,433	37,022
		Ross Stores, Inc.	1,007,588	35,790
		Sherwin-Williams Co.	776,261	35,654

*		Time Warner Cable, Inc.	1,341,250	35,516
		Newell Rubbermaid, Inc.	2,076,332	34,862
		Whirlpool Corp.	563,799	34,803
		Hasbro, Inc.	954,355	34,090
		Darden Restaurants Inc.	1,012,281	32,332
*	^	Priceline.com, Inc.	270,828	31,270
		Eastman Kodak Co.	2,142,866	30,922
*		The Goodyear Tire & Rubber Co.	1,696,653	30,251
*		Interpublic Group of Cos., Inc.	3,505,354	30,146
		Virgin Media Inc.	2,069,703	28,169
		Comcast Corp. Special Class A	1,494,501	28,037
*	^	Mohawk Industries, Inc.	432,099	27,698
		E.W. Scripps Co. Class A	657,800	27,325
		Polo Ralph Lauren Corp.	435,139	27,318
		Advance Auto Parts, Inc.	703,219	27,306
*		IAC/InterActiveCorp	1,407,234	27,131
*		Urban Outfitters, Inc.	864,567	26,966
		Washington Post Co. Class B	45,830	26,898
*		Expedia, Inc.	1,450,615	26,662
		Black & Decker Corp.	453,364	26,073
		DeVry, Inc.	478,029	25,632
		Autoliv, Inc.	547,309	25,516
*		MGM Mirage, Inc.	742,821	25,174
*		ITT Educational Services, Inc.	295,151	24,388
		Wyndham Worldwide Corp.	1,324,008	23,713
		The Stanley Works	524,296	23,504
		Royal Caribbean Cruises, Ltd.	1,031,311	23,174
*	^	CarMax, Inc.	1,624,850	23,057
		D. R. Horton, Inc.	2,110,142	22,895
		Strayer Education, Inc.	107,351	22,444
*		Dollar Tree, Inc.	684,214	22,367
		Snap-On Inc.	429,341	22,330
*		Office Depot, Inc.	2,030,029	22,209
*		Big Lots Inc.	672,394	21,006
		WABCO Holdings Inc.	450,090	20,911
		Leggett & Platt, Inc.	1,246,492	20,904
		Service Corp. International	2,073,021	20,440
*	^	Lamar Advertising Co. Class A	554,110	19,965
		Family Dollar Stores, Inc.	993,124	19,803
		American Eagle Outfitters, Inc.	1,432,210	19,521
*		Hanesbrands Inc.	708,384	19,226
		PetSmart, Inc.	956,879	19,090
*	^	Sirius Satellite Radio, Inc.	9,833,557	18,880
		Burger King Holdings Inc.	701,891	18,804
*		Toll Brothers, Inc.	1,001,843	18,765
*		O'Reilly Automotive, Inc.	814,398	18,202
		Harman International Industries, Inc.	427,786	17,706
		Wendy's International, Inc.	650,310	17,701
*		Penn National Gaming, Inc.	549,326	17,661
*		XM Satellite Radio Holdings, Inc.	2,238,546	17,550
*		LKQ Corp.	902,326	16,305
		Guess ?, Inc.	420,830	15,760
		Tupperware Brands Corp.	458,870	15,703
		Pulte Homes, Inc.	1,630,514	15,702
*		Aeropostale, Inc.	498,169	15,608
	^	New York Times Co. Class A	1,011,686	15,570
		Gentex Corp.	1,071,508	15,473
*		DreamWorks Animation SKG, Inc.	516,729	15,404
		Phillips-Van Heusen Corp.	420,294	15,391
*		Scientific Games Corp.	518,183	15,349
*		The Warnaco Group, Inc.	336,539	14,831

*	NVR, Inc.	29,397	14,701
	John Wiley & Sons Class A	324,965	14,633
	Foot Locker, Inc.	1,151,429	14,335
	Brinker International, Inc.	752,511	14,222
	Orient-Express Hotel Ltd.	315,720	13,715

*		Getty Images, Inc.	399,525	13,556
	^	Williams-Sonoma, Inc.	670,683	13,306
	^	Sotheby's	502,746	13,257
*		Liberty Media Corp.-Capital Series A	919,005	13,234
*		Deckers Outdoor Corp.	91,984	12,804
*		Bally Technologies Inc.	368,142	12,443
		Centex Corp.	913,790	12,217
*		Marvel Entertainment, Inc.	378,072	12,151
		Lennar Corp. Class A	949,767	11,720
		RadioShack Corp.	927,550	11,381
*		Dick's Sporting Goods, Inc.	633,199	11,233
*		WMS Industries, Inc.	376,900	11,220
*	^	Saks Inc.	1,003,094	11,014
*		AnnTaylor Stores Corp.	458,940	10,996
		MDC Holdings, Inc.	274,412	10,719
*		Fossil, Inc.	364,401	10,593
		Liz Claiborne, Inc.	741,297	10,489
		Matthews International Corp.	231,534	10,479
	^	Polaris Industries, Inc.	255,481	10,316
*		Rent-A-Center, Inc.	499,665	10,278
*		AutoNation, Inc.	1,005,773	10,078
		Arbitron Inc.	211,276	10,036
		Wolverine World Wide, Inc.	375,630	10,018
*		Jack in the Box Inc.	445,064	9,974
*	^	Panera Bread Co.	214,644	9,929
*	^	Career Education Corp.	677,891	9,904
*		Chipotle Mexican Grill, Inc. Class B	131,386	9,901
*	^	J. Crew Group, Inc.	298,802	9,863
		Hillenbrand Inc.	458,112	9,804
		KB Home	568,048	9,617
*	^	Netflix.com, Inc.	366,315	9,550
		Weight Watchers International, Inc.	267,524	9,527
*		Exide Technologies	563,133	9,438
*		Jarden Corp.	517,418	9,438
*		Quiksilver, Inc.	944,874	9,279
*		Lions Gate Entertainment Corp.	888,535	9,205
		Barnes & Noble, Inc.	369,270	9,173
*		Chipotle Mexican Grill, Inc.	108,972	9,003
		Regal Entertainment Group Class A	584,004	8,924
		Jones Apparel Group, Inc.	647,321	8,901
		International Speedway Corp.	223,256	8,714
*	^	Vail Resorts Inc.	203,296	8,707
*		The Gymboree Corp.	213,785	8,566
*		CTC Media, Inc.	339,970	8,384
*		Morningstar, Inc.	115,425	8,314
*		The Cheesecake Factory Inc.	507,276	8,071
		Regis Corp.	305,894	8,060
		Meredith Corp.	284,664	8,053
		OfficeMax, Inc.	568,351	7,900
*		TRW Automotive Holdings Corp.	415,708	7,678
*		Gaylord Entertainment Co.	309,867	7,424
*		Corinthian Colleges, Inc.	639,310	7,422
		Bob Evans Farms, Inc.	258,190	7,384
*	^	Life Time Fitness, Inc.	249,554	7,374
*		Scholastic Corp.	256,601	7,354
*	^	Tractor Supply Co.	253,168	7,352
		Interactive Data Corp.	283,709	7,130
*		Lear Corp.	491,700	6,972
		Brunswick Corp.	657,443	6,969
		Aaron Rents, Inc.	310,930	6,943
		Ryland Group, Inc.	317,311	6,921

		Choice Hotels International, Inc.	259,459	6,876
*		Coinstar, Inc.	207,093	6,774
*	^	Zale Corp.	358,508	6,772
	^	Pool Corp.	361,371	6,418
		ArvinMeritor, Inc.	510,180	6,367

*		Sonic Corp.	427,787	6,331
*		Carter's, Inc.	453,893	6,273
	^	Thor Industries, Inc.	294,399	6,259
		Men's Wearhouse, Inc.	371,538	6,052
*		CEC Entertainment Inc.	215,739	6,043
*		The Children's Place Retail Stores, Inc.	164,155	5,926
*	^	Hibbett Sports Inc.	279,376	5,895
*	^	Under Armour, Inc.	228,317	5,854
*		Viacom Inc. Class A	187,325	5,734
		Callaway Golf Co.	482,447	5,707
		The Buckle, Inc.	124,719	5,703
*		Live Nation, Inc.	525,404	5,559
	^	Ethan Allen Interiors, Inc.	221,664	5,453
*		Collective Brands, Inc.	465,392	5,413
*		Chico's FAS, Inc.	1,002,371	5,383
*	^	Lululemon Athletica, Inc.	184,192	5,353
*	^	Iconix Brand Group Inc.	436,715	5,276
	^	Boyd Gaming Corp.	416,386	5,230
*		Timberland Co.	319,412	5,222
*		The Dress Barn, Inc.	384,000	5,138
		CBRL Group, Inc.	209,612	5,138
	^	Dillard's Inc.	443,518	5,131
*		Papa John's International, Inc.	192,466	5,118
*		Valassis Communications, Inc.	393,417	4,926
*		Pinnacle Entertainment, Inc.	469,068	4,921
*		Tenneco Automotive, Inc.	352,789	4,773
	^	Columbia Sportswear Co.	129,526	4,760
*		Domino's Pizza, Inc.	411,774	4,735
		CKE Restaurants Inc.	378,207	4,716
		Stewart Enterprises, Inc. Class A	652,684	4,699
*	^	Crocs, Inc.	578,618	4,635
*		Capella Education Co.	77,438	4,619
		Brown Shoe Co., Inc.	339,039	4,594
		American Greetings Corp. Class A	370,764	4,575
*	^	P.F. Chang's China Bistro, Inc.	204,575	4,570
*		Clear Channel Outdoor Holdings, Inc. Class A	255,544	4,556
		Belo Corp. Class A	622,880	4,553
*		Skechers U.S.A., Inc.	226,043	4,467
*	^	Jos. A. Bank Clothiers, Inc.	165,589	4,429
		Harte-Hanks, Inc.	385,355	4,412
*	^	Blue Nile Inc.	103,467	4,399
*	^	DineEquity, Inc.	117,671	4,396
	^	Genesco, Inc.	141,706	4,374
*		Fuel Systems Solutions, Inc.	112,801	4,343
		Furniture Brands International Inc.	318,628	4,257
*		Helen of Troy Ltd.	262,879	4,238
		News Corp., Class B	275,117	4,223
*		JAKKS Pacific, Inc.	191,935	4,194
*		Pacific Sunwear of California, Inc.	482,643	4,117
*		Tween Brands, Inc.	243,566	4,009
*	^	Blockbuster Inc. Class A	1,571,764	3,929
*	^	True Religion Apparel, Inc.	145,382	3,874
*	^	Charter Communications, Inc.	3,638,191	3,820
		Penske Automotive Group Inc.	257,774	3,800
*		Charming Shoppes, Inc.	813,340	3,733
		CBS Corp. Class A	187,325	3,649
	^	NutriSystem, Inc.	250,403	3,541
		UniFirst Corp.	79,078	3,532
*		ATC Technology Corp.	150,911	3,513
*		Pre-Paid Legal Services, Inc.	85,721	3,482
		K-Swiss, Inc.	233,068	3,426

*		Champion Enterprises, Inc.	582,191	3,406
		Cato Corp. Class A	239,019	3,404
		Group 1 Automotive, Inc.	170,487	3,388
	^	Borders Group, Inc.	563,333	3,380
		Stage Stores, Inc.	286,439	3,343

*		Texas Roadhouse, Inc.	372,287	3,339
		Cooper Tire & Rubber Co.	424,431	3,328
*		Finish Line, Inc.	378,335	3,292
		Fred's, Inc.	290,923	3,270
	^	Tempur-Pedic International Inc.	418,228	3,266
*		CSK Auto Corp.	309,978	3,249
*		Charlotte Russe Holding Inc.	181,641	3,226
		National CineMedia Inc.	299,897	3,197
*	^	Cabela's Inc.	285,611	3,145
*		Jo-Ann Stores, Inc.	135,588	3,123
*		The Wet Seal, Inc. Class A	651,852	3,109
		Movado Group, Inc.	156,214	3,093
*		Coldwater Creek Inc.	582,336	3,075
		Hearst-Argyle Television Inc.	159,836	3,069
*		Pier 1 Imports Inc.	891,065	3,065
*		Sally Beauty Co. Inc.	469,052	3,030
		Modine Manufacturing Co.	242,143	2,995
		Jackson Hewitt Tax Service Inc.	240,485	2,939
		The Pep Boys (Manny, Moe & Jack)	334,146	2,914
	^	Standard Pacific Corp.	852,507	2,881
	^	Circuit City Stores, Inc.	996,001	2,878
*	^	Buffalo Wild Wings Inc.	115,502	2,868
*	^	Meritage Corp.	188,799	2,864
*		Visteon Corp.	1,086,615	2,858
*	^	Hovnanian Enterprises Inc. Class A	519,140	2,845
		CKX, Inc.	325,029	2,844
*		Cox Radio, Inc.	238,003	2,808
*		Red Robin Gourmet Burgers, Inc.	99,706	2,766
		Blyth, Inc.	229,202	2,757
*		Steiner Leisure Ltd.	96,106	2,725
*		Denny's Corp.	952,200	2,704
		American Axle & Manufacturing Holdings, Inc.	333,090	2,661
		Sinclair Broadcast Group, Inc.	349,253	2,654
*		Steven Madden, Ltd.	144,192	2,650
		Asbury Automotive Group, Inc.	204,310	2,625
	^	Landry's Restaurants, Inc.	143,753	2,583
	^	Superior Industries International, Inc.	152,571	2,575
	^	Winnebago Industries, Inc.	251,031	2,558
*		thinkorswim Group, Inc.	355,153	2,504
		Cinemark Holdings Inc.	191,440	2,500
*		Stoneridge, Inc.	144,445	2,464
		FTD Group, Inc.	183,351	2,444
	^	La-Z-Boy Inc.	319,372	2,443
*		American Public Education, Inc.	61,699	2,409
	^	Ameristar Casinos, Inc.	173,461	2,397
		Journal Communications, Inc.	496,340	2,392
	^	Systemax Inc.	134,546	2,375
*		Drew Industries, Inc.	147,631	2,355
*		99 Cents Only Stores	356,528	2,353
		World Wrestling Entertainment, Inc.	148,399	2,296
*	^	Overstock.com, Inc.	87,996	2,283
*		Leapfrog Enterprises, Inc.	270,895	2,254
		Sonic Automotive, Inc.	173,385	2,235
		Ruby Tuesday, Inc.	407,658	2,201
*		America's Car-Mart, Inc.	121,756	2,182
*		Hayes Lemmerz International, Inc.	766,621	2,177
		Churchill Downs, Inc.	61,666	2,150
*		Volcom, Inc.	89,609	2,144
*		RCN Corp.	195,742	2,110
	^	The McClatchy Co. Class A	308,358	2,091
*		Mediacom Communications Corp.	389,472	2,080

*	PetMed Express, Inc.	165,574	2,028
	The Marcus Corp.	135,343	2,023
*	Perry Ellis International Corp.	94,987	2,016
*	Midas Inc.	148,720	2,008
*	K12 Inc.	93,312	2,000

*		Rentrak Corp.	141,478	1,992
*		RC2 Corp.	105,565	1,959
		Triarc Cos., Inc. Class B	309,199	1,957
*	^	Universal Technical Institute Inc.	156,604	1,951
*		California Pizza Kitchen, Inc.	173,987	1,947
*		Entravision Communications Corp.	483,081	1,942
	^	Beazer Homes USA, Inc.	347,454	1,935
		Christopher & Banks Corp.	284,504	1,935
		Oxford Industries, Inc.	100,794	1,930
	^	Talbots Inc.	166,051	1,925
		Entercom Communications Corp.	271,989	1,909
		O'Charley's Inc.	188,562	1,897
		Sauer-Danfoss, Inc.	60,571	1,887
*		Steinway Musical Instruments Inc.	71,453	1,886
*		Learning Tree International, Inc.	110,173	1,884
*	^	Raser Technologies, Inc.	193,100	1,881
		Speedway Motorsports, Inc.	91,618	1,867
*		Universal Electronics, Inc.	89,157	1,863
*		Core-Mark Holding Co., Inc.	70,393	1,844
*	^	Quantum Fuel Systems Technologies Worldwide, Inc.	595,226	1,833
*		Knology, Inc.	165,993	1,824
*		drugstore.com, Inc.	940,106	1,786
*		Audiovox Corp.	181,439	1,782
*	^	Martha Stewart Living Omnimedia, Inc.	239,452	1,772
*		Cavco Industries, Inc.	54,012	1,768
*	^	Zumiez Inc.	106,492	1,766
*	^	Gaiam, Inc.	129,823	1,754
*		Cache, Inc.	163,302	1,747
*		Hot Topic, Inc.	322,295	1,744
		CPI Corp.	92,280	1,728
*		R.H. Donnelley Corp.	573,979	1,722
*		Peet's Coffee & Tea Inc.	86,409	1,713
		Bassett Furniture Industries, Inc.	144,672	1,707
*		PC Mall, Inc.	121,277	1,645
		bebe stores, inc.	171,084	1,644
		Warner Music Group Corp.	229,096	1,636
*		Morgans Hotel Group	157,157	1,619
*		Shutterfly, Inc.	129,166	1,577
*		Lumber Liquidators, Inc.	120,400	1,565
*		Alloy, Inc.	213,036	1,540
		Strattec Security Corp.	43,707	1,531
*		Shuffle Master, Inc.	309,802	1,530
		Monro Muffler Brake, Inc.	98,477	1,525
	^	Sealy Corp.	265,179	1,522
*		Unifi, Inc.	581,484	1,465
		National Presto Industries, Inc.	22,830	1,465
*		Sturm, Ruger & Co., Inc.	207,396	1,464
*		Maidenform Brands, Inc.	107,282	1,448
		Weyco Group, Inc.	54,065	1,434
		CSS Industries, Inc.	58,745	1,423
*		DSW Inc. Class A	120,529	1,420
		Ambassadors Group, Inc.	93,313	1,392
		Hooker Furniture Corp.	79,747	1,381
*		Carriage Services, Inc.	208,814	1,378
*		Monarch Casino & Resort, Inc.	116,178	1,371
*		Fisher Communications, Inc.	39,577	1,363
		Stanley Furniture Co., Inc.	125,883	1,360
		Standard Motor Products, Inc.	164,589	1,343
*		Great Wolf Resorts, Inc.	306,722	1,340
*		1-800-FLOWERS.COM, Inc.	207,560	1,339
	^	Media General, Inc. Class A	110,535	1,321

*	^	Heelys Inc.	321,118	1,304
	^	Brookfield Homes Corp.	105,217	1,292
		Big 5 Sporting Goods Corp.	167,487	1,268
*		Famous Dave's of America, Inc.	164,570	1,267
		AH Belo Corp.	220,042	1,254

*		Ulta Salon, Cosmetics & Fragrance, Inc.	111,318	1,251
*		Amerigon Inc.	175,687	1,249
*		Dolan Media Co.	67,970	1,237
*		New York & Co., Inc.	134,481	1,228
		Carmike Cinemas, Inc.	208,651	1,225
*		Stamps.com Inc.	97,175	1,213
	^	Cherokee Inc.	60,118	1,211
*		AFC Enterprises, Inc.	150,471	1,202
		Idearc Inc.	509,866	1,198
		Nautilus Inc.	233,078	1,184
*		A.C. Moore Arts & Crafts, Inc.	167,863	1,183
*		REX Stores Corp.	99,759	1,152
*		The Princeton Review, Inc.	169,728	1,147
*	^	Smith & Wesson Holding Corp.	215,760	1,124
		Spartan Motors, Inc.	150,459	1,124
		Stein Mart, Inc.	246,764	1,113
*		Red Lion Hotels Corp.	134,313	1,070
*		Steak n Shake Co.	166,419	1,053
*		Cumulus Media Inc.	267,031	1,052
		Arctic Cat, Inc.	133,319	1,047
*		BJ's Restaurants Inc.	106,405	1,035
*		Citi Trends Inc.	44,168	1,001
		Kenneth Cole Productions, Inc.	77,346	982
*		Town Sports International Holdings, Inc.	104,570	977
*		G-III Apparel Group, Ltd.	78,883	973
		Haverty Furniture Cos., Inc.	94,958	953
		Dover Downs Gaming & Entertainment, Inc.	146,927	943
*		MTR Gaming Group Inc.	196,627	938
*		Morton's Restaurant Group Inc.	132,981	915
*	^	Conn's, Inc.	56,748	912
*		Tuesday Morning Corp.	219,090	900
*		Russ Berrie and Co., Inc.	112,105	893
*		Hastings Entertainment, Inc.	110,957	889
*		Eddie Bauer Holding, Inc.	211,048	876
		Gray Television, Inc.	304,015	873
*		Lin TV Corp.	142,037	847
*	^	Premier Exhibitions Inc.	185,540	842
		Skyline Corp.	35,529	835
*		Multimedia Games Inc.	186,682	825
*		Casual Male Retail Group, Inc.	269,847	823
*		Spanish Broadcasting System, Inc.	721,111	822
*		Ruth's Hospitality Group Inc.	157,408	815
*	^	Empire Resorts Inc.	276,955	811
*		McCormick & Schmick's Seafood Restaurants, Inc.	83,802	808
*		Nexstar Broadcasting Group, Inc.	191,886	785
*		Retail Ventures, Inc.	170,345	784
*		Harris Interactive Inc.	388,366	781
*		Mac-Gray Corp.	66,133	776
	^	M/I Homes, Inc.	49,298	775
*		Orbitz Worldwide, Inc.	154,602	775
*		ValueVision Media, Inc.	215,986	771
		Dover Motorsports, Inc.	151,404	771
		Libbey, Inc.	102,496	763
*		Bluegreen Corp.	125,143	757
*		Build-A-Bear-Workshop, Inc.	102,930	748
*		Westwood One, Inc.	597,837	747
*		4Kids Entertainment Inc.	100,403	744
*	^	Krispy Kreme Doughnuts, Inc.	144,421	721
*	^	LodgeNet Interactive Corp.	145,590	715
*		Playboy Enterprises, Inc. Class B	142,225	703
*		Fleetwood Enterprises, Inc.	266,491	698

*		Outdoor Channel Holdings Inc.	97,130	678
*		Daily Journal Corp.	16,429	674
*		Cosi, Inc.	268,359	674
*		Luby's, Inc.	109,281	667
	^	Citadel Broadcasting Corp.	545,600	666

*		Design Within Reach Inc.	189,802	661
*		MarineMax, Inc.	91,527	656
*		hhgregg, Inc.	65,466	655
*		Dorman Products, Inc.	80,346	648
		PRIMEDIA Inc.	135,868	633
*		Ashworth, Inc.	177,641	620
*		Rubio's Restaurants, Inc.	121,717	610
		Marine Products Corp.	91,404	603
		Johnson Outdoors Inc.	38,263	592
*		Saga Communications, Inc.	117,562	589
		Noble International, Ltd.	130,354	583
*		Reading International Inc. Class A	74,141	575
*	^	Palm Harbor Homes, Inc.	102,033	564
*		New Motion, Inc.	135,281	563
*		Radio One, Inc. Class D	413,901	534
*	^	iRobot Corp.	38,822	533
*		Shoe Carnival, Inc.	44,471	524
*	^	Trump Entertainment Resorts, Inc.	273,540	522
	^	Bon-Ton Stores, Inc.	98,173	512
*		Hallwood Group Inc.	7,400	512
*		The Dixie Group, Inc.	76,344	502
*	^	Isle of Capri Casinos, Inc.	102,058	489
*		Lakes Entertainment, Inc.	73,901	486
*		Emmis Communications, Inc.	192,762	486
*		Riviera Holdings Corp.	47,000	477
*		Mothers Work, Inc.	46,907	472
*		Navarre Corp.	283,927	466
*		Lodgian, Inc.	59,256	464
*		Progressive Gaming International Corp.	370,872	464
*	^	Syntax-Brillian Corp.	891,418	464
		Escalade, Inc.	85,042	460
	^	GateHouse Media, Inc.	184,881	455
		Lifetime Brands, Inc.	55,386	451
*		Trans World Entertainment Corp.	158,191	449
		Triarc Cos., Inc. Class A	69,353	444
*		Youbet.com, Inc.	343,084	436
*	^	Jamba Inc.	232,726	431
*		Hartmarx Corp.	189,276	411
*		Benihana Inc. Class A	63,978	406
*		Century Casinos, Inc.	121,886	400
		Books-a-Million Inc.	51,338	393
*		Hollywood Media Corp.	158,236	388
*		California Coastal Communities, Inc.	100,609	384
*		dELiA*S, Inc.	186,345	375
*		Private Media Group, Inc.	217,289	367
*		Interstate Hotels & Resorts, Inc.	140,111	363
*		West Marine, Inc.	86,840	356
		Lithia Motors, Inc.	69,247	341
*		Carrols Restaurant Group Inc.	65,558	340
		Beasley Broadcast Group, Inc.	74,414	340
*		Cost Plus, Inc.	129,285	323
		Craftmade International, Inc.	49,016	319
*		Woodbridge Holdings Corp.	273,107	317
		Shiloh Industries, Inc.	32,722	307
*		Pomeroy IT Solutions, Inc.	64,211	295
*		Coachmen Industries, Inc.	135,845	288
*	^	Six Flags, Inc.	231,653	266
		Salem Communications Corp.	131,902	260
*	^	Gander Mountain Co.	68,621	253

*		Benihana Inc.	37,839	237
*	^	Ambassadors International, Inc.	54,040	237
*		Sport Chalet, Inc. Class A	48,300	228
*	^	Charles & Colvard Ltd.	198,947	223
		Canterbury Park Holding Corp.	23,700	216
*		Duckwall-ALCO Stores, Inc.	23,108	213
*		Blockbuster Inc. Class B	104,887	212

		Aaron Rents, Inc. Class A	10,125	203
*		Regent Communications, Inc.	223,813	201
		Lennar Corp. Class B	18,034	200
*	^	Tarragon Corp.	104,391	183
*		Kirkland's, Inc.	80,095	180
*		Emerson Radio Corp.	135,771	176
*		Joe's Jeans, Inc.	147,520	174
*		NTN Communications, Inc.	497,306	169
*		Select Comfort Corp.	99,910	164
		Lee Enterprises, Inc.	38,214	152
*		S&K Famous Brands Inc.	41,491	139
	^	Orleans Homebuilders, Inc.	37,570	137
*		Lazare Kaplan International, Inc.	13,858	123
*		Nevada Gold & Casinos, Inc.	101,103	121
		Cobra Electronics Corp.	43,655	119
*	^	Hovnanian Enterprises	19,300	106
*		Proliance International Inc.	106,628	101
*		Concord Camera Corp.	26,112	93
		Tandy Brands Accessories, Inc.	16,602	91
*		Buca, Inc.	233,806	91
*		Fairchild Corp.	42,272	89
*		Acme Communications, Inc.	63,501	88
*	^	Magna Entertainment Corp. Class A	118,552	66
*		Tarrant Apparel Group, Inc.	89,701	57
*		Meade Instruments Corp.	60,549	54
*		Rockford Corp.	24,690	26
*		Young Broadcasting Inc.	167,943	24
*		SPAR Group, Inc.	16,174	13
*		Nexcen Brands, Inc.	20,725	12
*		Sport Chalet, Inc.	1,825	9
*	^	Comstock Homebuilding Cos., Inc.	22,494	8
*	^	Source Interlink Cos., Inc.	3,123	7
		Monaco Coach Corp.	1,341	4
*		DEI Holdings, Inc.	1,352	2
*		IAC InterActiveCorp Warrants Exp. 2/4/09	38	—
*	^	Gadzooks, Inc.	257,226	—
				9,243,480
Consumer Staples (9.2%)
		The Procter & Gamble Co.	22,877,040	1,391,153
		Wal-Mart Stores, Inc.	17,862,138	1,003,852
		The Coca-Cola Co.	15,548,271	808,199
		Philip Morris International Inc.	15,657,631	773,330
		PepsiCo, Inc.	11,907,117	757,174
		CVS/Caremark Corp.	10,644,138	421,189
		Anheuser-Busch Cos., Inc.	5,455,063	338,869
		Kraft Foods Inc.	11,398,137	324,277
		Altria Group, Inc.	15,672,353	322,224
		Colgate-Palmolive Co.	3,789,883	261,881
		Walgreen Co.	7,369,568	239,585
		Costco Wholesale Corp.	3,231,879	226,684
		Kimberly-Clark Corp.	3,124,045	186,755
		General Mills, Inc.	2,508,319	152,431
		Archer-Daniels-Midland Co.	4,305,727	145,318
		The Kroger Co.	4,770,573	137,726
		Sysco Corp.	4,486,801	123,432
		Avon Products, Inc.	3,172,456	114,272
		H.J. Heinz Co.	2,342,726	112,099
		Wm. Wrigley Jr. Co.	1,364,473	106,129
		Kellogg Co.	2,024,007	97,193
	^	Bunge Ltd.	898,304	96,738
		Safeway, Inc.	3,272,264	93,423

*	Lorillard, Inc.	1,292,925	89,419
	ConAgra Foods, Inc.	3,624,587	69,882
	Sara Lee Corp.	5,294,100	64,853
	Reynolds American Inc.	1,315,825	61,410

		UST, Inc.	1,111,117	60,678
		Campbell Soup Co.	1,710,972	57,249
		The Clorox Co.	1,032,357	53,889
		Molson Coors Brewing Co. Class B	910,641	49,475
		SuperValu Inc.	1,572,580	48,577
*		Dr. Pepper Snapple Group, Inc.	1,881,452	39,473
		The Hershey Co.	1,175,989	38,549
		Coca-Cola Enterprises, Inc.	2,173,930	37,609
		The Estee Lauder Cos. Inc. Class A	764,286	35,501
		Brown-Forman Corp. Class B	422,371	31,919
		McCormick & Co., Inc.	856,080	30,528
		Tyson Foods, Inc.	2,017,290	30,138
		The Pepsi Bottling Group, Inc.	1,069,663	29,865
*		Energizer Holdings, Inc.	406,006	29,675
*		Constellation Brands, Inc. Class A	1,426,714	28,335
		Church & Dwight, Inc.	493,746	27,823
		Corn Products International, Inc.	556,772	27,343
		Whole Foods Market, Inc.	1,037,842	24,586
*		Central European Distribution Corp.	306,241	22,708
*		Dean Foods Co.	1,125,563	22,084
		Hormel Foods Corp.	554,347	19,186
*		BJ's Wholesale Club, Inc.	476,744	18,450
*		Smithfield Foods, Inc.	898,810	17,868
		Flowers Foods, Inc.	616,479	17,471
		Alberto-Culver Co.	661,009	17,365
		J.M. Smucker Co.	395,092	16,057
*	^	Hansen Natural Corp.	549,180	15,827
*		NBTY, Inc.	447,486	14,346
		Herbalife Ltd.	358,349	13,886
		Wm. Wrigley Jr. Co. Class B	171,685	13,357
		Del Monte Foods Co.	1,497,203	10,630
		Longs Drug Stores, Inc.	239,206	10,073
*		Darling International, Inc.	608,108	10,046
		Ruddick Corp.	288,227	9,889
		PepsiAmericas, Inc.	480,101	9,496
		Universal Corp. (VA)	203,400	9,198
*	^	Ralcorp Holdings, Inc.	184,511	9,122
		Casey's General Stores, Inc.	361,198	8,369
*	^	Chattem, Inc.	121,642	7,913
*	^	Bare Escentuals, Inc.	410,726	7,693
*		Hain Celestial Group, Inc.	301,244	7,073
*		Winn-Dixie Stores, Inc.	422,962	6,776
*	^	Rite Aid Corp.	4,099,270	6,518
		Nu Skin Enterprises, Inc.	397,737	5,934
*		United Natural Foods, Inc.	299,180	5,828
		Lancaster Colony Corp.	179,719	5,442
		The Andersons, Inc.	130,739	5,322
	^	Vector Group Ltd.	321,713	5,189
	^	Tootsie Roll Industries, Inc.	206,393	5,187
		Sanderson Farms, Inc.	146,774	5,067
*	^	Chiquita Brands International, Inc.	325,085	4,932
*		The Great Atlantic & Pacific Tea Co., Inc.	206,567	4,714
		Pilgrim's Pride Corp.	355,386	4,616
*		TreeHouse Foods Inc.	184,441	4,475
*	^	Green Mountain Coffee Roasters, Inc.	110,952	4,168
		Nash-Finch Co.	120,177	4,118
		WD-40 Co.	129,541	3,789
		Lance, Inc.	201,675	3,785
*		American Oriental Bioengineering, Inc.	338,000	3,336
*		Alliance One International, Inc.	650,849	3,326
		J & J Snack Foods Corp.	112,235	3,076

	Diamond Foods, Inc.	132,443	3,051
	Spartan Stores, Inc.	130,182	2,994
*	Elizabeth Arden, Inc.	192,775	2,926
*	Prestige Brands Holdings Inc.	271,162	2,891
*	Boston Beer Co., Inc. Class A	65,288	2,656

		Weis Markets, Inc.	81,538	2,648
*	^	USANA Health Sciences, Inc.	82,835	2,226
	^	Cal-Maine Foods, Inc.	63,570	2,097
*		The Pantry, Inc.	174,490	1,860
		PriceSmart, Inc.	86,726	1,715
	^	Imperial Sugar Co.	103,812	1,612
		Reddy Ice Holdings, Inc.	114,094	1,561
*		Nutraceutical International Corp.	122,891	1,475
*		Omega Protein Corp.	95,295	1,425
		B&G Foods Inc.	151,515	1,415
		Ingles Markets, Inc.	59,758	1,394
*		John B. Sanfilippo & Son, Inc.	157,967	1,381
*	^	Lifeway Foods, Inc.	106,472	1,266
*		Central Garden & Pet Co. Class A	278,018	1,140
		Tasty Baking Co. Class A	205,131	1,118
		Alico, Inc.	32,069	1,112
*		Smart Balance Inc.	148,835	1,073
*		Central Garden and Pet Co.	230,992	1,051
		Arden Group Inc. Class A	8,101	1,027
		Coca-Cola Bottling Co.	27,693	1,024
*		Revlon, Inc. Class A	1,125,393	957
		Inter Parfums, Inc.	63,699	955
		Oil-Dri Corp. of America	51,667	927
	^	Mannatech, Inc.	166,860	908
	^	Reliv International, Inc.	137,765	754
		Farmer Brothers, Inc.	35,298	747
*	^	Medifast, Inc.	131,808	693
		Village Super Market Inc. Class A	17,718	684
		MGP Ingredients, Inc.	112,453	652
*		Parlux Fragrances, Inc.	118,160	591
		Calavo Growers, Inc.	46,869	574
		National Beverage Corp.	76,231	554
		Schiff Nutrition International, Inc.	80,511	451
*	^	Jones Soda Co.	132,827	428
		Griffin Land & Nurseries, Inc.	12,715	390
*		Susser Holdings Corp.	30,274	293
*		Zapata Corp.	40,800	285
*	^	Star Scientific, Inc.	237,255	285
*		Seneca Foods Corp.	12,290	256
*		Inventure Group, Inc.	134,190	231
*		Physicians Formula Holdings, Inc.	21,900	205
*		Spectrum Brands Inc.	68,525	175
*		Integrated Biopharma, Inc.	19,300	48
*		Vermont Pure Holdings, Ltd.	29,700	40
				9,660,635
Energy (15.1%)
		ExxonMobil Corp.	39,745,718	3,502,790
		Chevron Corp.	15,437,315	1,530,301
		ConocoPhillips Co.	11,027,319	1,040,869
		Schlumberger Ltd.	8,903,362	956,488
		Occidental Petroleum Corp.	6,114,744	549,471
		Devon Energy Corp.	3,138,264	377,094
*		Transocean, Inc.	2,362,015	359,947
		Halliburton Co.	6,542,828	347,228
		Apache Corp.	2,474,871	344,007
		Marathon Oil Corp.	5,280,006	273,874
*		National Oilwell Varco Inc.	3,078,035	273,083
		Hess Corp.	2,144,959	270,672
		XTO Energy, Inc.	3,793,601	259,900
		Anadarko Petroleum Corp.	3,466,771	259,453
*		Weatherford International Ltd.	5,043,382	250,101

EOG Resources, Inc.	1,836,302	240,923
Chesapeake Energy Corp.	3,629,937	239,431
Baker Hughes, Inc.	2,300,001	200,882
Williams Cos., Inc.	4,348,868	175,303

	Peabody Energy Corp.	1,976,147	174,000
	Valero Energy Corp.	4,091,816	168,501
	CONSOL Energy, Inc.	1,356,689	152,451
	Spectra Energy Corp.	4,700,305	135,087
	Murphy Oil Corp.	1,336,580	131,052
	Noble Corp.	1,993,904	129,524
	Noble Energy, Inc.	1,277,416	128,457
	Smith International, Inc.	1,489,119	123,805
*	Southwestern Energy Co.	2,533,916	120,640
	El Paso Corp.	5,207,783	113,217
*	Ultra Petroleum Corp.	1,133,200	111,280
*	Nabors Industries, Inc.	2,104,422	103,601
*	Cameron International Corp.	1,625,800	89,988
	ENSCO International, Inc.	1,069,911	86,385
	Arch Coal, Inc.	1,063,697	79,809
*	Petrohawk Energy Corp.	1,620,637	75,052
*	FMC Technologies Inc.	967,078	74,397
	Range Resources Corp.	1,114,347	73,034
	Diamond Offshore Drilling, Inc.	516,170	71,820
	BJ Services Co.	2,177,650	69,554
	Pioneer Natural Resources Co.	887,541	69,477
*	Denbury Resources, Inc.	1,815,813	66,277
*	Newfield Exploration Co.	973,189	63,501
*	Plains Exploration & Production Co.	838,274	61,169
*	Pride International, Inc.	1,240,845	58,680
	Helmerich & Payne, Inc.	770,686	55,505
	Massey Energy Co.	591,994	55,499
*	Alpha Natural Resources, Inc.	516,006	53,814
	Cabot Oil & Gas Corp.	727,004	49,240
*	Forest Oil Corp.	622,324	46,363
	Cimarex Energy Co.	613,276	42,727
	Patterson-UTI Energy, Inc.	1,145,502	41,284
	Rowan Cos., Inc.	827,669	38,694
	Sunoco, Inc.	874,595	35,587
*	SandRidge Energy, Inc.	527,381	34,058
*	Whiting Petroleum Corp.	314,184	33,329
*	Exterran Holdings, Inc.	464,307	33,193
*	Superior Energy Services, Inc.	600,656	33,120
*	Oceaneering International, Inc.	409,589	31,559
*	Patriot Coal Corp.	197,629	30,295
	St. Mary Land & Exploration Co.	468,662	30,294
	Foundation Coal Holdings, Inc.	336,230	29,783
*	Quicksilver Resources, Inc.	766,272	29,609
*	Unit Corp.	350,635	29,092
*	Encore Acquisition Co.	383,315	28,821
*	Comstock Resources, Inc.	330,613	27,914
*	Helix Energy Solutions Group, Inc.	645,792	26,891
*	Kinder Morgan Management, LLC	493,608	26,581
*	Atwood Oceanics, Inc.	212,500	26,422
*	Continental Resources, Inc.	375,106	26,002
*	Hercules Offshore, Inc.	661,290	25,142
*	Dresser Rand Group, Inc.	638,664	24,972
*	EXCO Resources, Inc.	661,191	24,405
	Tidewater Inc.	371,612	24,166
	Penn Virginia Corp.	309,837	23,368
*	Oil States International, Inc.	367,349	23,305
*	Core Laboratories N.V.	162,375	23,114
*	W-H Energy Services, Inc.	228,243	21,852
*	Mariner Energy Inc.	583,766	21,582
	Tesoro Corp.	1,018,733	20,140
*	IHS Inc. Class A	272,124	18,940

	Frontier Oil Corp.	770,032	18,411
	Overseas Shipholding Group Inc.	220,617	17,543
	Berry Petroleum Class A	269,714	15,881
*	Swift Energy Co.	224,428	14,826
*	SEACOR Holdings Inc.	159,556	14,282

*		Dril-Quip, Inc.	225,740	14,222
*		Arena Resources, Inc.	264,666	13,980
*		Bill Barrett Corp.	233,346	13,863
*		Carrizo Oil & Gas, Inc.	202,652	13,799
*		Concho Resources, Inc.	367,191	13,696
		W&T Offshore, Inc.	227,736	13,325
*		Stone Energy Corp.	199,951	13,179
*		TETRA Technologies, Inc.	552,805	13,107
*		Global Industries Ltd.	729,953	13,088
*		Complete Production Services, Inc.	354,152	12,898
*	^	Delta Petroleum Corp.	495,843	12,654
*	^	International Coal Group, Inc.	969,425	12,651
*	^	Goodrich Petroleum Corp.	151,477	12,560
*		Willbros Group, Inc.	282,891	12,393
*		Grey Wolf, Inc.	1,365,310	12,329
		Atlas America, Inc.	270,812	12,200
*		James River Coal Co.	206,416	12,115
		Holly Corp.	322,689	11,914
*	^	BPZ Energy, Inc.	386,070	11,350
*		ION Geophysical Corp.	632,350	11,035
*		Rosetta Resources, Inc.	379,935	10,828
	^	Crosstex Energy, Inc.	292,590	10,141
*	^	Oilsands Quest, Inc.	1,555,287	10,109
*		Bristow Group, Inc.	199,035	9,850
*		Hornbeck Offshore Services, Inc.	173,922	9,828
*		CNX Gas Corp.	225,952	9,499
*		Contango Oil & Gas Co.	101,985	9,476
		CARBO Ceramics Inc.	161,134	9,402
		Lufkin Industries, Inc.	109,748	9,140
*	^	McMoRan Exploration Co.	326,054	8,973
*		ATP Oil & Gas Corp.	212,918	8,404
*		Parker Drilling Co.	838,520	8,394
*		PetroQuest Energy, Inc.	308,608	8,302
*		Gulfmark Offshore, Inc.	137,324	7,990
*		Pioneer Drilling Co.	421,200	7,923
*		Petroleum Development Corp.	111,827	7,435
*		NATCO Group Inc.	132,607	7,231
*	^	Warren Resources Inc.	485,996	7,134
*		Parallel Petroleum Corp.	293,950	5,917
		Gulf Island Fabrication, Inc.	119,265	5,836
*		T-3 Energy Services, Inc.	71,128	5,653
*	^	USEC Inc.	907,336	5,517
*		Newpark Resources, Inc.	693,463	5,451
*		Matrix Service Co.	234,702	5,412
*		GMX Resources Inc.	69,380	5,141
*		Clayton Williams Energy, Inc.	46,312	5,092
		General Maritime Corp.	188,084	4,886
		World Fuel Services Corp.	197,831	4,340
*		Basic Energy Services Inc.	133,991	4,221
*	^	Enbridge Energy Management LLC	80,884	4,137
*		Brigham Exploration Co.	259,379	4,106
*		Cal Dive International, Inc.	276,684	3,954
*		Callon Petroleum Co.	143,642	3,930
*		Gasco Energy Inc.	943,505	3,916
		RPC Inc.	224,088	3,765
*		TXCO Resources Inc.	317,910	3,739
*		Dawson Geophysical Co.	62,525	3,718
*		Harvest Natural Resources, Inc.	333,313	3,686
*		Allis-Chalmers Energy Inc.	200,650	3,572
*		Bois d'Arc Energy, Inc.	139,447	3,390
*	^	Trico Marine Services, Inc.	93,025	3,388

*		Veneco Inc.	141,334	3,280
*		Bronco Drilling Co., Inc.	177,645	3,265
*	^	Rentech, Inc.	1,697,811	3,226
*		Superior Well Services, Inc.	101,431	3,216
*		Energy Partners, Ltd.	214,707	3,203

	^	Western Refining, Inc.	253,724	3,004
*		PHI Inc. Non-Voting Shares	73,329	2,946
*		CVR Energy, Inc.	152,600	2,938
		Arlington Tankers Ltd.	126,007	2,926
*		ENGlobal Corp.	190,026	2,706
*		Vaalco Energy, Inc.	313,446	2,655
*		Kodiak Oil & Gas Corp.	561,978	2,563
*	^	Endeavor International Corp.	1,162,495	2,523
*		Natural Gas Services Group	81,853	2,495
*	^	Clean Energy Fuels Corp.	211,828	2,434
*		Abraxas Petroleum Corp.	439,542	2,378
*		Gulfport Energy Corp.	136,553	2,249
*	^	VeraSun Energy Corp.	539,095	2,226
*		Double Eagle Petroleum Co.	120,329	2,194
*		Union Drilling, Inc.	90,414	1,960
*	^	Edge Petroleum Corp.	360,269	1,942
*		The Meridian Resource Corp.	630,867	1,861
*		Westmoreland Coal Co.	86,652	1,829
	^	Alon USA Energy, Inc.	125,079	1,496
*		RAM Energy Resources, Inc.	236,423	1,489
*		Bolt Technology Corp.	64,611	1,458
*		Syntroleum Corp.	827,209	1,415
*		OYO Geospace Corp.	22,622	1,333
*	^	FX Energy, Inc.	247,896	1,306
*		Boots & Coots International Well Control, Inc.	533,688	1,270
*	^	Tri-Valley Corp.	157,282	1,169
		Panhandle Royalty Co.	33,272	1,127
*		Cano Petroleum Inc.	138,291	1,098
*		Credo Pete Corp.	78,315	1,080
*	^	Toreador Resources Corp.	119,822	1,022
*	^	SulphCo, Inc.	441,992	1,003
*		Uranium Resources Inc.	271,221	1,001
	^	APCO Argentina Inc.	32,497	941
		Delek US Holdings, Inc.	101,000	930
*	^	BMB Munai Inc.	135,960	808
*		Ngas Resources Inc.	84,091	780
*		Quest Resource Corp.	62,600	714
		Barnwell Industries, Inc.	50,047	656
*	^	Verenium Corp.	318,158	614
*		American Oil & Gas Inc.	154,760	607
*		Mitcham Industries, Inc.	32,811	560
*		Approach Resources Inc.	18,340	491
*	^	GeoGlobal Resources Inc.	221,245	471
*	^	Pacific Ethanol, Inc.	256,827	465
*	^	Aurora Oil & Gas Corp.	1,067,355	459
*		Harken Energy Corp.	34,314	396
*		Geomet, Inc.	40,796	387
*	^	CanArgo Energy Corp.	1,128,079	331
*		Geokinetics Inc.	13,371	242
*	^	Evergreen Energy, Inc.	74,586	130
*		Aventine Renewable Energy Holdings, Inc.	25,687	113
*		Houston American Energy Corp.	5,100	57
*		Cheniere Energy, Inc.	5,492	24
*		Transmeridian Exploration Inc.	22,541	14
				15,816,840
Financials (14.6%)
		JPMorgan Chase & Co.	25,669,213	880,711
		Bank of America Corp.	33,024,613	788,298
		Citigroup, Inc.	38,701,898	648,644
		Wells Fargo & Co.	23,688,423	562,600
		American International Group, Inc.	17,816,934	471,436

The Goldman Sachs Group, Inc.	2,648,718	463,261
U.S. Bancorp	12,858,258	358,617
Bank of New York Mellon Corp.	8,484,517	320,969
American Express Co.	7,734,586	291,362

	MetLife, Inc.	5,271,722	278,189
	Morgan Stanley	7,390,399	266,572
	Wachovia Corp.	15,891,293	246,792
	AFLAC Inc.	3,616,706	227,129
	Merrill Lynch & Co., Inc.	6,843,082	216,994
	State Street Corp.	3,171,147	202,922
	The Travelers Cos., Inc.	4,611,359	200,133
	Prudential Financial, Inc.	3,300,579	197,177
*	Berkshire Hathaway Inc. Class B	46,158	185,186
	The Allstate Corp.	3,957,677	180,430
	Fannie Mae	7,911,789	154,359
	The Hartford Financial Services Group Inc.	2,334,254	150,723
	Charles Schwab Corp.	7,324,304	150,441
	Simon Property Group, Inc. REIT	1,657,945	149,033
	PNC Financial Services Group	2,567,076	146,580
	CME Group, Inc.	364,647	139,729
	ACE Ltd.	2,450,079	134,975
	The Chubb Corp.	2,752,343	134,892
	Loews Corp.	2,429,691	113,953
	Franklin Resources Corp.	1,239,877	113,635
	Capital One Financial Corp.	2,772,695	105,390
	T. Rowe Price Group Inc.	1,862,641	105,183
	ProLogis REIT	1,919,404	104,320
	Marsh & McLennan Cos., Inc.	3,866,647	102,659
*	Berkshire Hathaway Inc. Class A	848	102,396
	Northern Trust Corp.	1,475,556	101,179
	Aon Corp.	2,044,122	93,907
	BB&T Corp.	4,058,436	92,411
	Lincoln National Corp.	2,001,361	90,702
	SunTrust Banks, Inc.	2,493,260	90,306
	Vornado Realty Trust REIT	1,026,149	90,301
	Progressive Corp. of Ohio	4,790,655	89,681
	Lehman Brothers Holdings, Inc.	4,401,871	87,201
	The Principal Financial Group, Inc.	1,920,608	80,608
	Boston Properties, Inc. REIT	888,340	80,146
	Freddie Mac	4,802,666	78,764
	Public Storage, Inc. REIT	950,943	76,827
	Equity Residential REIT	2,004,489	76,712
	Invesco, Ltd.	3,119,673	74,810
	Ameriprise Financial, Inc.	1,692,666	68,841
*	SLM Corp.	3,502,870	67,781
	Leucadia National Corp.	1,323,206	62,111
	Annaly Mortgage Management Inc. REIT	3,930,267	60,958
	Kimco Realty Corp. REIT	1,691,701	58,398
	Hudson City Bancorp, Inc.	3,468,145	57,849
	Genworth Financial Inc.	3,216,201	57,281
	General Growth Properties Inc. REIT	1,632,116	57,173
	Regions Financial Corp.	5,156,101	56,253
	Moody's Corp.	1,632,765	56,232
	HCP, Inc. REIT	1,742,520	55,430
	Nymex Holdings Inc.	655,855	55,407
	Plum Creek Timber Co. Inc. REIT	1,280,642	54,696
	Unum Group	2,579,307	52,747
	Avalonbay Communities, Inc. REIT	574,787	51,248
	Host Hotels & Resorts Inc. REIT	3,697,272	50,468
	NYSE Euronext	984,399	49,870
	Assurant, Inc.	744,432	49,103
*	IntercontinentalExchange Inc.	417,127	47,552
	Safeco Corp.	667,133	44,805
	Ventas, Inc. REIT	1,028,202	43,771
	Legg Mason Inc.	987,232	43,014

Discover Financial Services	3,205,362	42,215
Fifth Third Bancorp	3,958,885	40,301
Torchmark Corp.	685,288	40,192
People's United Financial Inc.	2,561,820	39,964
KeyCorp	3,609,328	39,630

		New York Community Bancorp, Inc.	2,166,562	38,651
		M & T Bank Corp.	531,564	37,497
		Everest Re Group, Ltd.	467,626	37,274
		AMB Property Corp. REIT	736,239	37,092
		SL Green Realty Corp. REIT	437,750	36,211
		The Macerich Co. REIT	538,133	33,434
		Willis Group Holdings Ltd.	1,065,085	33,412
	^	American Capital Strategies, Ltd.	1,396,314	33,190
	^	Washington Mutual, Inc.	6,692,167	32,992
		Eaton Vance Corp.	816,881	32,479
		Janus Capital Group Inc.	1,220,435	32,305
*		TD Ameritrade Holding Corp.	1,768,421	31,991
		Axis Capital Holdings Ltd.	1,068,790	31,861
		Developers Diversified Realty Corp. REIT	888,881	30,853
		Regency Centers Corp. REIT	517,507	30,595
		Federal Realty Investment Trust REIT	436,981	30,152
		Cincinnati Financial Corp.	1,172,802	29,789
		Sovereign Bancorp, Inc.	4,037,286	29,714
		W.R. Berkley Corp.	1,207,075	29,163
		Comerica, Inc.	1,119,380	28,690
		PartnerRe Ltd.	413,485	28,584
		Health Care Inc. REIT	637,860	28,385
		Marshall & Ilsley Corp.	1,790,886	27,454
*		Nasdaq Stock Market Inc.	1,030,220	27,352
		XL Capital Ltd. Class A	1,322,707	27,195
*		CB Richard Ellis Group, Inc.	1,352,597	25,970
*		Markel Corp.	70,342	25,816
		White Mountains Insurance Group Inc.	60,000	25,740
		Rayonier Inc. REIT	583,316	24,768
		Duke Realty Corp. REIT	1,088,082	24,427
*	^	Affiliated Managers Group, Inc.	271,146	24,419
		Apartment Investment & Management Co. Class A REIT	711,098	24,220
		Zions Bancorp	757,316	23,848
		SEI Investments Co.	1,012,796	23,821
		Federated Investors, Inc.	681,276	23,450
	^	The St. Joe Co.	682,245	23,415
		Alexandria Real Estate Equities, Inc. REIT	238,247	23,191
		Liberty Property Trust REIT	681,472	22,591
*		Arch Capital Group Ltd.	339,960	22,546
		UDR, Inc. REIT	997,784	22,330
		Nationwide Health Properties, Inc. REIT	708,713	22,317
	^	National City Corp.	4,493,817	21,436
		RenaissanceRe Holdings Ltd.	464,140	20,733
		Waddell & Reed Financial, Inc.	589,608	20,642
		Essex Property Trust, Inc. REIT	185,059	19,709
		Cullen/Frost Bankers, Inc.	392,991	19,591
		Old Republic International Corp.	1,628,289	19,279
		Fidelity National Financial, Inc. Class A	1,524,038	19,203
		Raymond James Financial, Inc.	721,636	19,044
		Taubman Co. REIT	391,414	19,042
		Digital Realty Trust, Inc. REIT	462,325	18,914
		Protective Life Corp.	495,737	18,863
	^	Allied Capital Corp.	1,329,103	18,461
		Countrywide Financial Corp.	4,287,901	18,224
	^	Synovus Financial Corp.	2,086,433	18,215
		HCC Insurance Holdings, Inc.	854,721	18,069
		Commerce Bancshares, Inc.	454,304	18,018
		Associated Banc-Corp.	899,793	17,357
		Camden Property Trust REIT	391,960	17,348
	^	Realty Income Corp. REIT	753,722	17,155
		Bank of Hawaii Corp.	358,539	17,138

StanCorp Financial Group, Inc.	364,721	17,127
Hospitality Properties Trust REIT	698,493	17,085
Weingarten Realty Investors REIT	560,970	17,009
Nationwide Financial Services, Inc.	351,731	16,887
Mack-Cali Realty Corp. REIT	488,665	16,698

		Arthur J. Gallagher & Co.	684,810	16,504
		The Hanover Insurance Group Inc.	386,483	16,426
		BRE Properties Inc. Class A REIT	379,324	16,417
		Senior Housing Properties Trust REIT	833,169	16,272
		Douglas Emmett, Inc. REIT	715,074	15,710
*		Philadelphia Consolidated Holding Corp.	456,251	15,499
		Brown & Brown, Inc.	890,921	15,493
	^	CapitalSource Inc. REIT	1,384,907	15,345
		First American Corp.	580,241	15,318
		Apollo Investment Corp.	1,053,947	15,103
		Forest City Enterprise Class A	466,281	15,024
		Huntington Bancshares Inc.	2,587,614	14,931
		Aspen Insurance Holdings Ltd.	623,726	14,764
		American Financial Group, Inc.	550,747	14,732
		UnionBanCal Corp.	359,192	14,519
		CIT Group Inc.	2,101,796	14,313
		Jones Lang LaSalle Inc.	236,589	14,240
	^	Valley National Bancorp	891,014	14,051
	^	Jefferies Group, Inc.	825,209	13,880
*		Conseco, Inc.	1,385,961	13,749
		Highwood Properties, Inc. REIT	425,163	13,359
		Wilmington Trust Corp.	504,495	13,339
*		Alleghany Corp.	39,874	13,240
		Potlatch Corp. REIT	292,967	13,219
	^	iStar Financial Inc. REIT	999,278	13,200
		BioMed Realty Trust, Inc. REIT	531,634	13,041
	^	Popular, Inc.	1,978,355	13,037
		Fulton Financial Corp.	1,290,414	12,969
		City National Corp.	304,190	12,797
		Platinum Underwriters Holdings, Ltd.	391,340	12,762
*		Knight Capital Group, Inc. Class A	686,004	12,334
		Astoria Financial Corp.	605,540	12,159
		Corporate Office Properties Trust, Inc. REIT	352,992	12,118
*		MSCI, Inc.-Class A Shares	328,076	11,906
		Washington Federal Inc.	653,778	11,833
		Erie Indemnity Co. Class A	256,050	11,817
		Endurance Specialty Holdings Ltd.	382,631	11,781
*		SVB Financial Group	244,469	11,761
		Home Properties, Inc. REIT	243,202	11,688
		Kilroy Realty Corp. REIT	245,054	11,525
		Allied World Assurance Holdings, Ltd.	290,754	11,520
		IPC Holdings Ltd.	428,011	11,364
		HRPT Properties Trust REIT	1,678,231	11,362
		Westamerica Bancorporation	215,351	11,325
		Hilb, Rogal and Hamilton Co.	259,746	11,289
		National Retail Properties REIT	539,996	11,286
		Entertainment Properties Trust REIT	225,648	11,156
		Washington REIT	369,558	11,105
		Transatlantic Holdings, Inc.	195,550	11,043
		UMB Financial Corp.	215,379	11,042
*		ProAssurance Corp.	228,362	10,986
*		Investment Technology Group, Inc.	324,489	10,857
*	^	E*TRADE Financial Corp.	3,441,186	10,805
		CBL & Associates Properties, Inc. REIT	464,698	10,614
		DCT Industrial Trust Inc. REIT	1,255,342	10,394
		First Horizon National Corp.	1,393,624	10,355
		Brandywine Realty Trust REIT	650,246	10,248
		TCF Financial Corp.	848,086	10,202
		Montpelier Re Holdings Ltd.	689,598	10,172
		Reinsurance Group of America, Inc.	232,009	10,097
		TFS Financial Corp.	867,926	10,059

Unitrin, Inc.	360,380	9,936
Mid-America Apartment Communities, Inc. REIT	193,050	9,853
FirstMerit Corp.	600,042	9,787
Post Properties, Inc. REIT	328,414	9,770
Zenith National Insurance Corp.	276,567	9,724

		BancorpSouth, Inc.	554,178	9,693
*		Interactive Brokers Group, Inc.	299,667	9,628
		Mercury General Corp.	204,705	9,564
		First Niagara Financial Group, Inc.	741,371	9,534
		BOK Financial Corp.	175,845	9,399
		Whitney Holdings Corp.	506,672	9,272
		NewAlliance Bancshares, Inc.	731,222	9,126
		Healthcare Realty Trust Inc. REIT	379,773	9,027
	^	First Industrial Realty Trust REIT	324,971	8,927
		International Bancshares Corp.	409,938	8,760
		Susquehanna Bancshares, Inc.	636,762	8,717
		Extra Space Storage Inc. REIT	564,148	8,665
		Omega Healthcare Investors, Inc. REIT	516,913	8,607
		Tanger Factory Outlet Centers, Inc. REIT	234,927	8,441
		MFA Mortgage Investments, Inc. REIT	1,272,862	8,299
		Odyssey Re Holdings Corp.	233,677	8,296
		American Campus Communities, Inc. REIT	297,812	8,291
	^	Assured Guaranty Ltd.	448,861	8,075
		Prosperity Bancshares, Inc.	298,704	7,984
		DiamondRock Hospitality Co. REIT	708,585	7,716
		EastGroup Properties, Inc. REIT	178,866	7,673
		Equity Lifestyle Properties, Inc. REIT	173,376	7,629
		optionsXpress Holdings Inc.	341,396	7,627
		F.N.B. Corp.	646,658	7,618
*		Argo Group International Holdings	226,827	7,612
		LaSalle Hotel Properties REIT	301,356	7,573
		Delphi Financial Group, Inc.	326,782	7,562
		Sunstone Hotel Investors, Inc. REIT	448,406	7,444
		Selective Insurance Group	396,231	7,433
*	^	AmeriCredit Corp.	857,495	7,392
		Ares Capital Corp.	727,641	7,335
		Webster Financial Corp.	393,730	7,323
		Old National Bancorp	499,493	7,123
		United Bankshares, Inc.	306,985	7,045
		R.L.I. Corp.	142,103	7,030
		Hancock Holding Co.	177,001	6,954
		National Penn Bancshares Inc.	517,289	6,870
		Lexington Realty Trust REIT	500,908	6,827
		Cash America International Inc.	219,301	6,798
		First Midwest Bancorp, Inc.	362,521	6,761
		Cousins Properties, Inc. REIT	290,748	6,716
*		Signature Bank	260,133	6,701
		Colonial Properties Trust REIT	333,421	6,675
		Employers Holdings, Inc.	320,126	6,627
		Pennsylvania REIT	286,160	6,622
		Max Re Capital Ltd.	308,992	6,591
		Inland Real Estate Corp. REIT	449,403	6,480
		Sovran Self Storage, Inc. REIT	148,431	6,169
	^	MBIA, Inc.	1,399,311	6,143
*		PHH Corp.	398,374	6,115
		Provident Financial Services Inc.	436,264	6,112
		The Phoenix Cos., Inc.	801,758	6,101
		Glacier Bancorp, Inc.	376,188	6,015
*		Navigators Group, Inc.	109,462	5,916
	^	Trustmark Corp.	332,733	5,873
	^	Greenhill & Co., Inc.	107,580	5,794
	^	Colonial BancGroup, Inc.	1,285,048	5,680
		NBT Bancorp, Inc.	275,111	5,670
	^	PrivateBancorp, Inc.	182,678	5,550
		Franklin Street Properties Corp. REIT	436,762	5,521
		FelCor Lodging Trust, Inc. REIT	521,053	5,471

	Capitol Federal Financial	144,513	5,435
^	MGIC Investment Corp.	887,207	5,421
	PS Business Parks, Inc. REIT	104,858	5,411
^	National Financial Partners Corp.	269,163	5,335
	First Citizens BancShares Class A	38,038	5,306

	^	Umpqua Holdings Corp.	436,003	5,289
		First Financial Bankshares, Inc.	113,889	5,217
		National Health Investors REIT	182,936	5,215
		Infinity Property & Casualty Corp.	125,451	5,209
*		Investors Bancorp, Inc.	395,260	5,162
		City Holding Co.	126,354	5,151
		Equity One, Inc. REIT	249,736	5,132
		Community Bank System, Inc.	247,159	5,096
		Strategic Hotels and Resorts, Inc. REIT	541,313	5,072
		S & T Bancorp, Inc.	174,326	5,066
*		Stifel Financial Corp.	144,421	4,967
*	^	MF Global Ltd.	783,898	4,946
		U-Store-It Trust REIT	411,895	4,922
		Acadia Realty Trust REIT	211,607	4,899
*		FCStone Group, Inc.	174,397	4,871
		MB Financial, Inc.	215,475	4,842
		Sterling Bancshares, Inc.	529,678	4,815
		Financial Federal Corp.	215,592	4,734
		First Commonwealth Financial Corp.	502,621	4,689
		TrustCo Bank NY	630,285	4,677
*		Forestar Real Estate Group, Inc.	243,170	4,632
		Cedar Shopping Centers, Inc. REIT	394,314	4,621
*		Greenlight Capital Re. Ltd.	199,040	4,550
	^	Redwood Trust, Inc. REIT	199,557	4,548
		GFI Group Inc.	499,052	4,496
	^	Pacific Capital Bancorp	318,717	4,392
*		PICO Holdings, Inc.	99,506	4,324
		Brookline Bancorp, Inc.	449,578	4,293
		CVB Financial Corp.	451,855	4,266
*		LaBranche & Co. Inc.	600,348	4,250
*		Hilltop Holdings Inc.	411,158	4,239
		Saul Centers, Inc. REIT	88,059	4,138
	^	NorthStar Realty Finance Corp. REIT	490,475	4,081
*	^	Enstar Group Ltd.	45,948	4,020
		Harleysville Group, Inc.	117,998	3,992
		Medical Properties Trust Inc. REIT	393,280	3,980
		Dime Community Bancshares	240,986	3,979
*		Piper Jaffray Cos., Inc.	134,656	3,949
	^	Park National Corp.	72,839	3,926
		American Physicians Capital, Inc.	80,513	3,900
*	^	KBW Inc.	187,919	3,867
		DuPont Fabros Technology Inc.	206,838	3,855
		Parkway Properties Inc. REIT	113,986	3,845
*		Texas Capital Bancshares, Inc.	239,143	3,826
*	^	Portfolio Recovery Associates, Inc.	101,728	3,815
		National Western Life Insurance Co. Class A	17,350	3,791
		Glimcher Realty Trust REIT	337,314	3,771
		Provident New York Bancorp, Inc.	338,582	3,745
*	^	Beneficial Mutual Bancorp, Inc.	338,045	3,742
		Ashford Hospitality Trust REIT	809,680	3,741
		Bank Mutual Corp.	372,290	3,738
*		Alexander's, Inc. REIT	12,034	3,738
		IBERIABANK Corp.	84,023	3,736
		Horace Mann Educators Corp.	266,029	3,730
		Wintrust Financial Corp.	154,566	3,686
		LTC Properties, Inc. REIT	142,187	3,634
		Gramercy Capital Corp. REIT	310,355	3,597
*		World Acceptance Corp.	105,836	3,563
		Kite Realty Group Trust REIT	284,847	3,561
*		BGC Partners, Inc.	465,868	3,517
		Maguire Properties, Inc. REIT	285,455	3,474

	WesBanco, Inc.	201,185	3,450
	United Fire & Casualty Co.	127,360	3,430
	First BanCorp Puerto Rico	536,400	3,401
^	Cathay General Bancorp	302,967	3,293
^	Anthracite Capital Inc. REIT	466,464	3,284

*		Tejon Ranch Co.	90,015	3,246
		Calamos Asset Management, Inc.	189,869	3,233
	^	East West Bancorp, Inc.	456,719	3,224
		Chemical Financial Corp.	157,572	3,214
		OneBeacon Insurance Group Ltd.	181,504	3,189
		Capstead Mortgage Corp. REIT	292,719	3,176
		SWS Group, Inc.	190,117	3,158
		Oriental Financial Group Inc.	219,587	3,131
	^	Frontier Financial Corp.	365,528	3,114
*		Amerisafe Inc.	192,000	3,060
	^	Citizens Banking Corp.	1,072,884	3,026
		Sun Communities, Inc. REIT	165,636	3,020
		Safety Insurance Group, Inc.	83,584	2,980
*		EZCORP, Inc.	232,782	2,968
		Investors Real Estate Trust REIT	310,044	2,958
	^	Northwest Bancorp, Inc.	134,627	2,938
		American Equity Investment Life Holding Co.	359,618	2,931
		Gamco Investors Inc. Class A	58,298	2,893
		PacWest Bancorp	192,679	2,867
	^	Newcastle Investment Corp. REIT	405,348	2,841
		Student Loan Corp.	28,847	2,829
		Tower Group, Inc.	132,459	2,807
		S.Y. Bancorp, Inc.	130,001	2,777
*		TradeStation Group, Inc.	273,404	2,775
*	^	Oritani Financial Corp.	171,432	2,743
		Anworth Mortgage Asset Corp. REIT	420,881	2,740
		State Auto Financial Corp.	113,888	2,725
		Flushing Financial Corp.	143,446	2,718
		Mission West Properties Inc. REIT	245,549	2,691
		Stewart Information Services Corp.	138,648	2,681
*		FPIC Insurance Group, Inc.	59,103	2,679
	^	Ambac Financial Group, Inc.	1,996,500	2,675
*		First Cash Financial Services, Inc.	177,550	2,661
		Harleysville National Corp.	237,650	2,652
		Mainsource Financial Group, Inc.	167,900	2,602
		Suffolk Bancorp	88,145	2,590
*		Seabright Insurance Holdings, Inc.	178,357	2,583
		Community Trust Bancorp Inc.	97,992	2,573
*		First Mercury Financial Corp.	145,681	2,570
		WSFS Financial Corp.	56,943	2,540
		First Financial Corp. (IN)	81,846	2,505
		CapLease, Inc. REIT	332,392	2,490
		Castlepoint Holdings Ltd.	272,366	2,476
		Getty Realty Holding Corp. REIT	169,087	2,437
*	^	Citizens, Inc.	397,240	2,435
	^	First Busey Corp.	183,484	2,426
	^	Cohen & Steers, Inc.	93,319	2,423
		First Merchants Corp.	133,436	2,422
		Presidential Life Corp.	156,922	2,420
		Central Pacific Financial Co.	225,229	2,401
*		CNA Surety Corp.	189,416	2,394
*		Dollar Financial Corp.	158,372	2,393
		Simmons First National Corp.	85,481	2,391
	^	LandAmerica Financial Group, Inc.	106,460	2,362
		Sterling Bancorp	193,244	2,309
*		Pinnacle Financial Partners, Inc.	113,577	2,282
		First Potomac REIT	145,725	2,221
	^	RAIT Financial Trust REIT	299,198	2,220
		Universal Health Realty Income REIT	73,859	2,216
		MCG Capital Corp.	551,632	2,195
		Capital Southwest Corp.	20,875	2,176

^	U.S. Global Investors, Inc. Class A	129,293	2,166
	Nara Bancorp, Inc.	200,578	2,152
	BankFinancial Corp.	165,193	2,149
	Republic Bancorp, Inc. Class A	87,301	2,148
	Hercules Technology Growth Capital, Inc.	240,276	2,146

		FBL Financial Group, Inc. Class A	107,326	2,134
*		Penson Worldwide, Inc.	177,960	2,127
		Columbia Banking System, Inc.	109,564	2,118
		BancFirst Corp.	49,354	2,112
*		Sun Bancorp, Inc. (NJ)	207,667	2,108
		Peoples Bancorp, Inc.	108,359	2,057
	^	The South Financial Group, Inc.	523,845	2,053
		First Source Corp.	127,321	2,050
		First Community Bancshares, Inc.	72,345	2,040
		Donegal Group Inc. Class A	128,387	2,037
	^	Lakeland Bancorp, Inc.	165,998	2,022
		Renasant Corp.	137,162	2,020
		Amtrust Financial Services Inc.	160,344	2,020
*		Guaranty Bancorp	558,746	2,011
		Advance America, Cash Advance Centers, Inc.	395,864	2,011
*		FBR Capital Markets Corp.	397,145	1,998
	^	United Community Banks, Inc.	233,390	1,991
		Kearny Financial Corp.	180,627	1,987
		Arrow Financial Corp.	108,882	1,974
		Sandy Spring Bancorp, Inc.	119,055	1,974
		ProCentury Corp.	124,584	1,973
		Independent Bank Corp. (MA)	82,451	1,966
		StellarOne Corp.	134,282	1,961
		Nelnet, Inc.	173,245	1,946
		Ramco-Gershenson Properties Trust REIT	94,381	1,939
	^	NGP Capital Resources Co.	124,958	1,926
		First Financial Bancorp	208,824	1,921
*		United America Indemnity, Ltd.	143,485	1,918
	^	Prospect Energy Corp.	144,273	1,902
		Flagstone Reinsurance Holdings Ltd.	161,240	1,901
		Meadowbrook Insurance Group, Inc.	358,533	1,900
		Washington Trust Bancorp, Inc.	96,322	1,898
*		PMA Capital Corp. Class A	203,053	1,870
		OceanFirst Financial Corp.	101,946	1,840
		MVC Capital, Inc.	134,250	1,838
		Kohlberg Capital Corp.	183,019	1,830
*	^	Western Alliance Bancorp	235,597	1,828
		Education Realty Trust, Inc. REIT	156,362	1,822
	^	UCBH Holdings, Inc.	792,473	1,783
		Consolidated-Tomoka Land Co.	42,350	1,781
		Medallion Financial Corp.	188,612	1,777
*		MarketAxess Holdings, Inc.	233,856	1,768
*	^	Guaranty Financial Group, Inc.	325,784	1,749
		Union Bankshares Corp.	116,591	1,736
*		Crawford & Co. Class B	216,927	1,733
		Compass Diversified Trust	149,646	1,710
	^	Clifton Savings Bancorp, Inc.	175,561	1,710
		Hersha Hospitality Trust REIT	225,748	1,704
		Quanta Capital Holdings Ltd.	634,419	1,675
*		Ocwen Financial Corp.	358,250	1,666
		First Financial Holdings, Inc.	95,998	1,649
	^	Provident Bankshares Corp.	257,595	1,643
		TriCo Bancshares	148,320	1,624
		Cardinal Financial Corp.	257,303	1,611
	^	Capital Trust Class A REIT	83,399	1,602
	^	JER Investors Trust Inc. REIT	249,638	1,573
		Tompkins Trustco, Inc.	41,975	1,561
		Lakeland Financial Corp.	81,787	1,560
		Associated Estates Realty Corp. REIT	145,664	1,560
	^	Resource Capital Corp. REIT	215,100	1,551
		Urstadt Biddle Properties Class A REIT	105,140	1,541

*		SCPIE Holdings Inc.	53,343	1,493
	^	Home Bancshares Inc.	66,284	1,490
		One Liberty Properties, Inc. REIT	90,933	1,483
	^	Southside Bancshares, Inc.	80,017	1,476
		First Bancorp (NC)	116,227	1,469

		American Land Lease, Inc. REIT	77,161	1,466
		Chimera Investment Corp.	162,518	1,464
		Hanmi Financial Corp.	277,381	1,445
*		Republic First Bancorp, Inc.	197,607	1,435
		Thomas Properties Group, Inc.	145,310	1,430
	^	Arbor Realty Trust, Inc. REIT	159,290	1,429
*		The Bancorp Inc.	187,098	1,426
*		Bank of Florida Corp.	196,535	1,425
		LSB Corp.	95,020	1,419
	^	Univest Corp. of Pennsylvania	71,346	1,417
		EMC Insurance Group, Inc.	57,969	1,396
		Agree Realty Corp. REIT	62,629	1,381
		Bank of the Ozarks, Inc.	92,655	1,377
*		Virginia Commerce Bancorp, Inc.	264,851	1,375
		Sterling Financial Corp.	331,491	1,372
	^	Asset Acceptance Capital Corp.	112,277	1,372
		Westfield Financial, Inc.	150,542	1,362
		Kayne Anderson Energy Development Co.	59,300	1,361
	^	Macatawa Bank Corp.	169,702	1,358
	^	Alesco Financial, Inc. REIT	673,123	1,346
		Monmouth Real Estate Investment Corp. REIT	210,332	1,346
		Smithtown Bancorp, Inc.	82,545	1,341
		Peapack Gladstone Financial Corp.	60,823	1,336
	^	TowneBank	87,594	1,319
*	^	Credit Acceptance Corp.	50,391	1,288
	^	Gladstone Capital Corp.	84,404	1,286
		Eastern Virginia Bankshares, Inc.	80,381	1,286
		West Bancorporation	147,783	1,286
		Boston Private Financial Holdings, Inc.	224,923	1,275
	^	TICC Capital Corporation	232,626	1,270
	^	W Holding Co., Inc.	1,472,999	1,267
	^	The First Marblehead Corp.	488,542	1,256
		SCBT Financial Corp.	43,889	1,253
		West Coast Bancorp	144,373	1,252
		Wilshire Bancorp Inc.	144,985	1,243
		Old Second Bancorp, Inc.	106,512	1,238
		Southwest Bancorp, Inc.	107,131	1,232
		Abington Community Bancorp Inc.	135,065	1,232
*	^	Ampal-American Israel Corp.	272,932	1,231
		Bancorp Rhode Island Inc.	42,768	1,222
		Federal Agricultural Mortgage Corp. Class C	48,956	1,213
		National Bankshares, Inc.	67,117	1,207
	^	Capitol Bancorp Ltd.	134,417	1,206
*		Wauwatosa Holdings, Inc.	113,478	1,205
		Gladstone Commercial Corp. REIT	69,143	1,198
*	^	Ladenburg Thalmann Financial Services, Inc.	791,960	1,196
	^	Cascade Bancorp	154,963	1,193
		Willow Grove Bancorp, Inc.	145,570	1,186
	^	Capital City Bank Group, Inc.	54,259	1,181
*		eHealth, Inc.	66,129	1,168
	^	Corus Bankshares Inc.	278,374	1,158
	^	Enterprise Financial Services Corp.	60,817	1,146
		The PMI Group Inc.	584,235	1,139
		NYMAGIC, Inc.	59,242	1,135
*		First Acceptance Corp.	350,913	1,123
		German American Bancorp	96,495	1,120
*	^	Harris & Harris Group, Inc.	186,660	1,120
		Berkshire Hills Bancorp, Inc.	47,224	1,117
		Anchor Bancorp Wisconsin Inc.	159,150	1,116
*		Clayton Holdings, Inc.	185,864	1,110
		CFS Bancorp, Inc.	93,813	1,106

	First of Long Island Corp.	55,366	1,100
	Winthrop Realty Trust Inc. REIT	304,151	1,095
	First Place Financial Corp.	116,155	1,092
^	Ames National Corp.	64,271	1,075

*		Rewards Network Inc.	257,570	1,059
		Center Financial Corp.	123,402	1,045
		Integra Bank Corp.	130,184	1,019
*		Thomas Weisel Partners Group, Inc.	184,141	1,007
		Merchants Bancshares, Inc.	44,736	1,004
		Greater Community Bancorp	62,016	1,000
		Friedman, Billings, Ramsey Group, Inc. REIT	664,950	997
	^	Cadence Financial Corp.	91,386	990
		Evercore Partners Inc.	104,000	988
		Massbank Corp.	24,891	985
*		Penn Treaty American Corp.	202,686	981
		Banner Corp.	110,382	978
		Bryn Mawr Bank Corp.	55,682	974
		MBT Financial Corp.	161,805	963
		Rome Bancorp, Inc.	86,343	958
		CBRE Realty Finance Inc. REIT	278,529	958
	^	Independent Bank Corp. (MI)	238,201	953
		Cogdell Spencer Inc. REIT	57,954	942
*	^	First Federal Financial Corp.	116,580	937
		Financial Institutions, Inc.	58,099	933
		Gladstone Investment Corp.	144,314	928
*		Maui Land & Pineapple Co., Inc.	31,383	924
	^	BRT Realty Trust REIT	76,865	922
	^	Centerstate Banks of Florida	83,508	921
		Resource America, Inc.	98,256	916
		Heritage Commerce Corp.	92,460	915
*	^	Community Bancorp	178,977	897
		National Interstate Corp.	48,274	887
*	^	Superior Bancorp	104,338	886
	^	Seacoast Banking Corp. of Florida	112,291	871
	^	Great Southern Bancorp, Inc.	107,120	870
		Pacific Mercantile Bancorp	112,277	859
*		Stratus Properties Inc.	49,053	853
		Bank of Granite Corp.	119,603	850
	^	State Bancorp, Inc.	66,767	835
		Ameris Bancorp	95,449	830
	^	ASTA Funding, Inc.	91,389	828
		Intervest Bancshares Corp.	159,652	817
*		First Regional Bancorp	145,475	816
		Advanta Corp. Class A	148,321	810
*	^	Avatar Holding, Inc.	26,732	810
		NewBridge Bancorp.	116,872	806
		Baldwin & Lyons, Inc. Class B	45,839	801
		TF Financial Corp.	36,316	799
	^	City Bank Lynnwood (WA)	92,847	798
		Amcore Financial, Inc.	141,033	798
		Parkvale Financial Corp.	34,073	795
*		Ameriserv Financial Inc.	264,997	782
		Sanders Morris Harris Group Inc.	114,185	774
*		Meruelo Maddux Properties Inc.	352,558	769
		Mercantile Bank Corp.	106,988	768
	^	K-Fed Bancorp	69,721	756
	^	Flagstar Bancorp, Inc.	250,330	753
		Patriot Capital Funding Inc.	120,542	753
	^	Radian Group, Inc.	519,349	753
	^	Greene County Bancshares	53,687	753
		Rainier Pacific Financial Group Inc.	78,551	750
		Eastern Insurance Holdings, Inc.	45,500	710
		Shore Bancshares, Inc.	37,589	704
		Heartland Financial USA, Inc.	38,555	701
		ViewPoint Financial Group	47,618	701

	United Community Financial Corp.	186,337	699
^	PremierWest Bancorp	118,936	695
	Camden National Corp.	29,612	689
^	Crystal River Capital Inc. REIT	187,608	687
	PMC Commercial Trust REIT	85,625	685
	HMN Financial, Inc.	44,163	682

		American National Bankshares Inc.	37,040	674
		ESB Financial Corp.	69,236	674
	^	United Security Bancshares, Inc.	42,556	670
		Provident Financial Holdings, Inc.	70,734	668
	^	Security Bank Corp.	113,234	664
		Midwest Banc Holdings, Inc.	136,191	663
		Heritage Financial Corp.	41,779	662
		First United Corp.	36,347	660
		Hawthorn Bancshares Inc.	26,069	659
*	^	Northfield Bancorp, Inc.	60,565	651
*	^	CompuCredit Corp.	107,966	648
		Camco Financial Corp.	62,976	638
		Capital Bank Corp.	71,479	632
		Codorus Valley Bancorp, Inc.	46,211	629
		UMH Properties, Inc. REIT	70,551	617
*		Encore Capital Group, Inc.	69,693	615
		Alliance Bancorp, Inc. of Pennsylvania	68,209	613
		Irwin Financial Corp.	225,589	607
		Advanta Corp. Class B	96,145	605
		PennantPark Investment Corp.	83,703	603
		North Valley Bancorp	92,641	603
		First M&F Corp.	48,052	603
	^	Royal Bancshares of Pennsylvania, Inc.	64,032	603
	^	First South Bancorp, Inc.	46,501	599
	^	Temecula Valley Bancorp, Inc.	99,906	598
		Citizens First Bancorp, Inc.	98,854	593
		Citizens South Banking Corp.	78,500	593
		Westwood Holdings Group, Inc.	14,842	591
	^	LNB Bancorp, Inc.	57,792	589
		TIB Financial Corp.	96,891	587
	^	IndyMac Bancorp, Inc.	944,698	586
		BankAtlantic Bancorp, Inc. Class A	332,074	584
		First State Bancorporation	105,659	581
		Indiana Community Bancorp	35,114	576
		Urstadt Biddle Properties REIT	37,652	574
	^	Life Partners Holdings	28,684	573
		BlackRock Kelso Capital Corp.	60,556	573
		Firstbank Corp.	63,287	568
		Pamrapo Bancorp, Inc.	36,708	568
		CoBiz Inc.	86,347	568
		Federal Agricultural Mortgage Corp. Class A	38,986	565
*		American Safety Insurance Holdings, Ltd.	38,948	560
		Comm Bancorp, Inc.	12,723	560
		First Defiance Financial Corp.	34,848	558
		Middleburg Financial Corp.	28,801	553
*		First Financial Northwest, Inc.	54,850	545
		Farmers Capital Bank Corp.	30,896	544
		Horizon Financial Corp.	86,388	539
	^	BancTrust Financial Group, Inc.	79,318	523
*		Pennsylvania Commerce Bancorp, Inc.	21,726	523
		Kansas City Life Insurance Co.	12,447	520
		TierOne Corp.	112,337	516
		Investors Title Co.	10,524	512
*		Marlin Business Services Inc.	72,230	501
		Taylor Capital Group, Inc.	66,143	495
		Yadkin Valley Bank and Trust Co.	40,928	489
		Columbia Bancorp (OR)	66,334	475
*		HouseValues, Inc.	169,531	466
		Center Bancorp, Inc.	53,102	465
		Team Financial, Inc.	77,250	463
	^	Citizens & Northern Corp.	27,762	460

	Jefferson Bancshares, Inc.	48,534	459
	Essa Bancorp Inc.	36,205	453
	Meta Financial Group, Inc.	16,907	446
	Pulaski Financial Corp.	46,306	440
*	NewStar Financial, Inc.	73,000	431

		Independence Holding Co.	42,503	415
		FNB Corp. (NC)	52,605	405
		Grubb & Ellis Co.	102,550	395
	^	Thornburg Mortgage, Inc. REIT	1,936,555	387
*		Cowen Group, Inc.	49,091	379
		First Pactrust Bancorp	29,258	377
	^	Sierra Bancorp	22,844	377
	^	Downey Financial Corp.	133,925	371
		Century Bancorp, Inc. Class A	20,873	370
	^	Capital Corp. of the West	97,002	369
*	^	Impac Mortgage Holdings, Inc. REIT	456,007	365
		Wainwright Bank & Trust Co.	39,484	363
		Cheviot Financial Corp.	44,479	361
		ECB Bancorp, Inc.	14,714	360
	^	Preferred Bank	67,827	351
		Penns Woods Bancorp, Inc.	11,090	351
	^	BankUnited Financial Corp.	360,568	346
		VIST Financial Corp.	25,728	345
		Southern Community Financial Corp.	56,056	345
*		First Keystone Financial, Inc.	35,644	344
	^	Deerfield Capital Corp.	434,223	343
*		First Mariner Bancorp, Inc.	108,962	339
	^	United Security Bancshares (CA)	22,174	322
		Unity Bancorp, Inc.	45,911	318
		Commercial National Financial Corp.	21,300	317
*		Darwin Professional Underwriters, Inc.	10,300	317
	^	PFF Bancorp, Inc.	291,976	315
*	^	Merriman Curhan Ford Group, Inc.	241,425	314
		HopFed Bancorp, Inc.	22,761	313
		WSB Holdings, Inc.	54,300	297
		Beverly Hills Bancorp Inc.	175,656	295
*		Consumer Portfolio Services, Inc.	200,272	294
		MutualFirst Financial Inc.	29,857	293
		Horizon Bancorp Indiana	15,935	279
		Imperial Capital Bancorp Inc.	47,966	275
*		United PanAm Financial Corp.	117,107	263
	^	Habersham Bancorp	34,919	260
*		Primus Guaranty, Ltd.	88,894	259
		Ameriana Bancorp	28,907	257
		First Federal Bancshares of Arkansas, Inc.	29,037	251
		Atlantic Coast Federal Corp.	32,232	239
*		First Bancorp, Inc.	17,440	238
		Hingham Institution for Savings	7,900	231
*		American Independence Corp.	35,213	225
*		Reis, Inc.	40,178	221
*		FX Real Estate and Entertainment Inc.	109,092	207
		Abigail Adams National Bancorp., Inc.	21,967	205
		Wayne Savings Bancshares, Inc.	21,551	202
*		BFC Financial Corp.	266,622	200
		Origen Financial, Inc. REIT	133,460	199
		Northern States Financial Corp.	11,261	198
		First Security Group Inc.	34,271	191
	^	Colony Bankcorp, Inc.	16,852	190
		Crescent Banking Co.	18,035	180
		Norwood Financial Corp.	6,091	177
		Cascade Financial Corp.	24,616	160
*		Diamond Hill Investment Group	1,865	156
*		Transcontinental Realty Investors, Inc. REIT	10,500	155
		Pacific Continental Corp.	12,292	135
*	^	Franklin Bank Corp.	219,683	134
		Vestin Realty Mortgage II, Inc.	43,139	130

*	^	Triad Guaranty, Inc.	120,386	125
*		Broadpoint Securities Group	62,531	125
		First Fed Bankshares Inc	20,250	125
*	^	RAM Holdings Ltd.	122,497	122
		California National Bancorp	12,307	118

	^	Vineyard National Bancorp Co.	25,969	98
*		BCSB Bancorp, Inc.	9,163	98
		Brooke Corp.	114,118	81
*		International Assets Holding Corp.	2,046	61
*		AmCOMP, Inc.	6,300	61
	^	American Mortgage Acceptance Co. REIT	86,040	54
	^	Security Capital Assurance, Ltd.	178,509	52
		Guaranty Financial Group Rights Exp. 7/21/08	325,784	42
		AMV Liquidating Trust	289,511	32
		AmericanWest Bancorporation	10,275	23
		PAB Bankshares, Inc.	2,724	22
				15,219,432
Health Care (11.8%)
		Johnson & Johnson	21,056,549	1,354,778
		Pfizer Inc.	50,770,316	886,957
		Abbott Laboratories	11,490,493	608,651
		Merck & Co., Inc.	16,095,994	606,658
		Wyeth	9,954,703	477,428
		Medtronic, Inc.	8,404,945	434,956
*		Amgen, Inc.	8,085,068	381,292
*		Gilead Sciences, Inc.	6,904,871	365,613
		Eli Lilly & Co.	7,588,723	350,295
		Bristol-Myers Squibb Co.	14,714,057	302,080
		Baxter International, Inc.	4,716,134	301,550
*		Genentech, Inc.	3,522,900	267,388
		UnitedHealth Group Inc.	9,302,341	244,186
		Schering-Plough Corp.	12,040,400	237,075
*		Celgene Corp.	3,234,166	206,566
*		WellPoint Inc.	4,028,610	192,004
*		Medco Health Solutions, Inc.	3,894,691	183,829
		Covidien Ltd.	3,684,204	176,437
*		Thermo Fisher Scientific, Inc.	3,122,634	174,024
		Aetna Inc.	3,719,795	150,763
		Becton, Dickinson & Co.	1,814,278	147,501
*		Genzyme Corp.	1,977,239	142,401
		Cardinal Health, Inc.	2,650,807	136,729
		Stryker Corp.	2,139,656	134,542
*		Biogen Idec Inc.	2,213,392	123,706
*		Boston Scientific Corp.	9,984,057	122,704
		McKesson Corp.	2,146,628	120,018
*		Zimmer Holdings, Inc.	1,744,928	118,742
		Allergan, Inc.	2,274,236	118,374
*		St. Jude Medical, Inc.	2,557,382	104,546
*		Express Scripts Inc.	1,597,413	100,190
*		Forest Laboratories, Inc.	2,314,675	80,412
*		Intuitive Surgical, Inc.	285,963	77,038
		CIGNA Corp.	2,075,276	73,444
		C.R. Bard, Inc.	745,915	65,603
		Quest Diagnostics, Inc.	1,226,805	59,463
*		Laboratory Corp. of America Holdings	821,501	57,201
*		Humana Inc.	1,265,061	50,311
*		Varian Medical Systems, Inc.	934,283	48,443
		AmerisourceBergen Corp.	1,208,967	48,347
*		Waters Corp.	746,699	48,162
*		Hospira, Inc.	1,171,511	46,989
*		DaVita, Inc.	796,458	42,316
		Applera Corp.-Applied Biosystems Group	1,238,782	41,474
*		Hologic, Inc.	1,900,285	41,426
*		Covance, Inc.	474,827	40,845
		DENTSPLY International Inc.	1,066,064	39,231
*		Illumina, Inc.	414,313	36,091

*	Coventry Health Care Inc.	1,151,576	35,031
*	Vertex Pharmaceuticals, Inc.	1,032,628	34,562
*	Henry Schein, Inc.	666,466	34,370
*	Barr Pharmaceuticals Inc.	761,282	34,319

		Pharmaceutical Product Development, Inc.	798,607	34,260
*		Cephalon, Inc.	503,132	33,554
*		Charles River Laboratories, Inc.	506,986	32,407
		IMS Health, Inc.	1,363,358	31,766
		Beckman Coulter, Inc.	466,556	31,507
*		Millipore Corp.	405,943	27,547
*		Patterson Cos.	936,013	27,509
		Mylan Inc.	2,263,873	27,325
*		Invitrogen Corp.	695,682	27,312
*		Edwards Lifesciences Corp.	421,949	26,178
*	^	Amylin Pharmaceuticals, Inc.	1,006,601	25,558
		PerkinElmer, Inc.	881,887	24,561
*		Endo Pharmaceuticals Holdings, Inc.	998,185	24,146
		Omnicare, Inc.	905,633	23,746
		Universal Health Services Class B	371,915	23,512
*		Community Health Systems, Inc.	711,604	23,469
*	^	Cerner Corp.	508,685	22,982
*		IDEXX Laboratories Corp.	453,268	22,092
*		Techne Corp.	275,800	21,344
*		BioMarin Pharmaceutical Inc.	724,271	20,989
*		ResMed Inc.	577,930	20,655
*		Watson Pharmaceuticals, Inc.	732,448	19,901
*		Health Net Inc.	820,299	19,736
*		Tenet Healthcare Corp.	3,528,978	19,621
*		Alexion Pharmaceuticals, Inc.	265,670	19,261
*		Gen-Probe Inc.	401,503	19,063
*		King Pharmaceuticals, Inc.	1,818,538	19,040
		Perrigo Co.	588,468	18,696
*		ImClone Systems, Inc.	449,248	18,177
*	^	Inverness Medical Innovations, Inc.	547,339	18,155
*		OSI Pharmaceuticals, Inc.	432,151	17,856
*		Pediatrix Medical Group, Inc.	360,977	17,771
*		VCA Antech, Inc.	626,795	17,412
*		Sepracor Inc.	832,013	16,574
*		United Therapeutics Corp.	165,518	16,179
*		Kinetic Concepts, Inc.	403,855	16,118
*		Psychiatric Solutions, Inc.	409,409	15,492
*		Lincare Holdings, Inc.	544,387	15,461
*	^	Myriad Genetics, Inc.	323,673	14,734
*		Onyx Pharmaceuticals, Inc.	410,900	14,628
*		HLTH Corp.	1,287,164	14,571
		Owens & Minor, Inc. Holding Co.	304,541	13,914
*		Immucor Inc.	522,187	13,514
		STERIS Corp.	461,713	13,279
*		Warner Chilcott Ltd.	748,362	12,685
		Cooper Cos., Inc.	338,507	12,576
		Hill-Rom Holdings, Inc.	440,874	11,895
*		Masimo Corp.	345,479	11,867
*		Health Management Associates Class A	1,809,790	11,782
*		Nuvasive, Inc.	263,080	11,749
*		Cepheid, Inc.	414,092	11,644
*	^	Valeant Pharmaceuticals International	678,794	11,614
*		Varian, Inc.	225,842	11,531
*		LifePoint Hospitals, Inc.	401,810	11,371
*		WellCare Health Plans Inc.	312,156	11,284
*		Bio-Rad Laboratories, Inc. Class A	138,230	11,181
*		PAREXEL International Corp.	420,416	11,061
*		Magellan Health Services, Inc.	296,540	10,981
*	^	HealthSouth Corp.	653,938	10,875
*		Haemonetics Corp.	189,631	10,517
		West Pharmaceutical Services, Inc.	241,271	10,442

*	^	Savient Pharmaceuticals Inc.	400,270	10,127
*		Amedisys Inc.	197,815	9,974
*		Auxilium Pharmaceuticals, Inc.	286,657	9,637
*	^	Isis Pharmaceuticals, Inc.	694,692	9,469
		PDL BioPharma Inc.	873,882	9,281

*		Alkermes, Inc.	748,324	9,249
*		Dionex Corp.	139,076	9,230
		Medicis Pharmaceutical Corp.	421,286	8,754
*	^	ArthroCare Corp.	209,424	8,547
*	^	Advanced Medical Optics, Inc.	454,169	8,511
*		AMERIGROUP Corp.	400,291	8,326
*		Martek Biosciences Corp.	246,323	8,304
*	^	American Medical Systems Holdings, Inc.	544,330	8,138
		Meridian Bioscience Inc.	299,359	8,059
*		Healthways, Inc.	268,540	7,949
*		Wright Medical Group, Inc.	275,040	7,814
*		PSS World Medical, Inc.	477,359	7,781
*		HealthExtras, Inc.	255,403	7,698
*		The Medicines Co.	387,868	7,688
*		Sunrise Senior Living, Inc.	341,044	7,667
*		Cubist Pharmaceuticals, Inc.	421,502	7,528
*		Alpharma, Inc. Class A	330,206	7,440
*		Acorda Therapeutics Inc.	220,140	7,227
*		Rigel Pharmaceuticals, Inc.	313,043	7,094
*		Thoratec Corp.	403,873	7,023
*		The TriZetto Group, Inc.	324,232	6,932
	^	Mentor Corp.	247,901	6,897
*		Kindred Healthcare, Inc.	238,034	6,846
*		Applera Corp.-Celera Genomics Group	591,557	6,720
*		inVentiv Health, Inc.	238,675	6,633
*		Eclipsys Corp.	359,619	6,603
*		Regeneron Pharmaceuticals, Inc.	454,466	6,562
*		eResearch Technology, Inc.	373,438	6,513
*		Apria Healthcare Group Inc.	332,558	6,448
		Chemed Corp.	174,871	6,402
*		Affymetrix, Inc.	609,282	6,270
		Analogic Corp.	98,496	6,212
*		Xenoport Inc.	156,325	6,101
*		ViroPharma Inc.	541,399	5,988
*		Human Genome Sciences, Inc.	1,147,863	5,980
*		Medarex, Inc.	894,506	5,913
*		Allscripts Healthcare Solutions, Inc.	475,525	5,901
*		PharMerica Corp.	259,242	5,856
*		CONMED Corp.	219,178	5,819
*	^	Integra LifeSciences Holdings	129,405	5,756
*		K-V Pharmaceutical Co. Class A	290,114	5,608
	^	Sciele Pharma, Inc.	285,441	5,523
*		Healthspring, Inc.	325,650	5,497
*	^	Alnylam Pharmaceuticals Inc.	202,244	5,406
*		Incyte Corp.	698,010	5,312
*		Bruker BioSciences Corp.	402,811	5,176
*		Centene Corp.	307,946	5,170
*	^	Theravance, Inc.	434,495	5,157
*		AmSurg Corp.	209,843	5,110
*	^	SurModics, Inc.	113,409	5,085
*		Cyberonics, Inc.	223,877	4,858
*		CV Therapeutics, Inc.	586,502	4,827
		Brookdale Senior Living Inc.	236,371	4,813
*	^	Luminex Corp.	230,838	4,744
*		Exelixis, Inc.	944,964	4,725
*		Kendle International Inc.	128,698	4,676
*	^	ev3 Inc.	492,624	4,670
*		Par Pharmaceutical Cos. Inc.	279,892	4,543
*		AMN Healthcare Services, Inc.	258,240	4,369
*		Sequenom, Inc.	273,302	4,362
*		AthenaHealth Inc.	140,883	4,334

		Invacare Corp.	211,962	4,332
*		Sun Healthcare Group Inc.	319,447	4,277
*		Phase Forward Inc.	237,800	4,273
*		Seattle Genetics, Inc.	498,757	4,219
*	^	Conceptus, Inc.	221,196	4,090

*		Zoll Medical Corp.	120,917	4,071
*		Quidel Corp.	242,720	4,010
*		Arena Pharmaceuticals, Inc.	771,790	4,006
*	^	InterMune Inc.	303,843	3,986
*	^	SonoSite, Inc.	138,761	3,887
*	^	Align Technology, Inc.	370,056	3,882
*		Res-Care, Inc.	214,319	3,811
*		Third Wave Technologies	340,627	3,801
*		Allos Therapeutics Inc.	545,096	3,767
*	^	APP Pharmaceuticals, Inc.	220,564	3,688
*		AMAG Pharmaceuticals, Inc.	108,077	3,685
		Vital Signs, Inc.	64,471	3,661
*	^	Sangamo BioSciences, Inc.	365,365	3,635
*		Cross Country Healthcare, Inc.	252,105	3,633
*	^	ABIOMED, Inc.	203,379	3,610
		Landauer, Inc.	64,109	3,605
*		Merit Medical Systems, Inc.	243,065	3,573
*	^	Dendreon Corp.	789,545	3,513
		Datascope Corp.	74,485	3,501
*	^	Progenics Pharmaceuticals, Inc.	218,809	3,472
*		Abaxis, Inc.	139,793	3,373
*		Halozyme Therapeutics Inc.	606,289	3,262
*		Bentley Pharmaceuticals, Inc.	201,083	3,247
*		Symmetry Medical Inc.	197,835	3,209
*		Universal American Corp.	313,040	3,199
*		Volcano Corp.	260,901	3,183
*		Salix Pharmaceuticals, Ltd.	444,120	3,122
*		Emeritus Corp.	213,112	3,116
*		HMS Holdings Corp.	143,966	3,091
*		CorVel Corp.	90,722	3,073
*		Orthofix International N.V.	105,424	3,052
*	^	Momenta Pharmaceuticals, Inc.	247,373	3,043
*		Natus Medical Inc.	142,651	2,987
*		Omnicell, Inc.	221,381	2,918
*		Albany Molecular Research, Inc.	214,991	2,853
*	^	Insulet Corp.	179,391	2,822
*		Gentiva Health Services, Inc.	148,035	2,820
*	^	Sirona Dental Systems Inc.	108,096	2,802
*		Angiodynamics, Inc.	201,413	2,743
*	^	TomoTherapy, Inc.	306,572	2,738
*		IRIS International, Inc.	174,050	2,724
*	^	Enzon Pharmaceuticals, Inc.	374,705	2,668
*		Adolor Corp.	485,996	2,663
*		Abraxis BioScience	41,792	2,652
*		Skilled Healthcare Group Inc.	195,635	2,625
*		Greatbatch, Inc.	150,385	2,602
*	^	Pozen Inc.	239,020	2,601
*		Spectranetics Corp.	261,471	2,578
*		MedAssets, Inc.	149,512	2,549
*		US Physical Therapy, Inc.	153,872	2,525
*		Cypress Bioscience, Inc.	346,432	2,491
*	^	Accuray Inc.	340,715	2,484
*		I-Flow Corp.	243,886	2,475
*		RTI Biologics, Inc.	282,502	2,472
*	^	Idenix Pharmaceuticals Inc.	339,730	2,470
*		RehabCare Group, Inc.	153,853	2,466
*		Somanetics Corp.	116,205	2,464
*		Nabi Biopharmaceuticals	617,915	2,435
*		Air Methods Corp.	96,340	2,408
*		CryoLife Inc.	207,028	2,368
*		Molina Healthcare Inc.	96,383	2,346

*	Odyssey Healthcare, Inc.	238,941	2,327
*	Assisted Living Concepts Inc.	413,945	2,277
*	Bio-Reference Laboratories, Inc.	101,321	2,260
*	Exactech, Inc.	86,821	2,232
*	MedCath Corp.	122,869	2,209

*	^	Geron Corp.	633,156	2,184
*		MWI Veterinary Supply Inc.	65,900	2,182
*		Pharmasset, Inc.	115,400	2,179
		Computer Programs and Systems, Inc.	123,557	2,141
*		Matrixx Initiatives, Inc.	127,789	2,129
*		Neogen Corp.	91,891	2,103
*		XOMA Ltd.	1,242,693	2,100
*		ICU Medical, Inc.	91,235	2,087
*		Pharmanet Development Group, Inc.	131,779	2,078
*		Neurocrine Biosciences, Inc.	491,626	2,060
*		Providence Service Corp.	97,298	2,054
*		Enzo Biochem, Inc.	181,203	2,033
*		Kensey Nash Corp.	63,090	2,022
		National Healthcare Corp.	42,809	1,962
*		Durect Corp.	533,848	1,959
*		Novavax, Inc.	785,103	1,955
*	^	Pain Therapeutics, Inc.	246,318	1,946
*		Repligen Corp.	411,926	1,944
*	^	Aspect Medical Systems, Inc.	308,378	1,940
*		Alliance Imaging, Inc.	222,355	1,928
*	^	Poniard Pharmaceuticals, Inc.	454,320	1,926
*		Noven Pharmaceuticals, Inc.	179,900	1,923
*		Cougar Biotechnology Inc.	80,254	1,912
*		Dexcom Inc.	315,703	1,907
*		NPS Pharmaceuticals Inc.	419,461	1,867
*	^	Zymogenetics, Inc.	216,226	1,821
*		Inspire Pharmaceuticals, Inc.	424,991	1,819
*		Hanger Orthopedic Group, Inc.	110,186	1,817
*		Synovis Life Technologies, Inc.	91,575	1,724
*		Five Star Quality Care, Inc.	363,350	1,719
*		Hi-Tech Pharmacal Co., Inc.	168,968	1,690
*		Vivus, Inc.	252,858	1,689
*	^	Discovery Laboratories, Inc.	1,004,742	1,658
*	^	Biodel Inc.	125,832	1,636
*	^	Monogram Biosciences, Inc.	1,468,196	1,615
*		Questcor Pharmaceuticals, Inc.	347,423	1,612
*		America Service Group Inc.	174,572	1,597
*		Accelrys Inc.	328,148	1,585
*	^	MannKind Corp.	524,067	1,572
*		Omrix Biopharmaceuticals, Inc.	97,625	1,537
*		Capital Senior Living Corp.	203,191	1,532
*	^	Medivation Inc.	128,129	1,516
		Psychemedics Corp.	91,527	1,501
*		LHC Group Inc.	63,673	1,480
*		Theragenics Corp.	407,136	1,478
*		Cytokinetics, Inc.	388,895	1,443
*	^	Cerus Corp.	350,737	1,435
*	^	Stereotaxis Inc.	261,940	1,404
*		OraSure Technologies, Inc.	372,696	1,394
*	^	American Dental Partners, Inc.	116,748	1,386
*		Palomar Medical Technologies, Inc.	138,559	1,383
*	^	Rochester Medical Corp.	132,214	1,378
*	^	ARIAD Pharmaceuticals, Inc.	571,901	1,373
*	^	GTx, Inc.	94,941	1,362
*		Nighthawk Radiology Holdings, Inc.	191,750	1,358
*		Ligand Pharmaceuticals Inc. Class B	512,834	1,333
*	^	Columbia Laboratories Inc.	401,673	1,326
*		Orthovita, Inc.	637,714	1,307
*		National Dentex Corp.	102,976	1,302
*		Cambrex Corp.	220,688	1,295
*		Endologix, Inc.	553,883	1,279

*		Lexicon Pharmaceuticals Inc.	796,523	1,274
*		Genomic Health, Inc.	65,669	1,258
*	^	Affymax Inc.	78,003	1,241
*		Cantel Medical Corp.	122,148	1,236
*	^	Immunomedics Inc.	560,439	1,194

*		ATS Medical, Inc.	555,775	1,184
*		Vital Images, Inc.	94,581	1,177
*	^	Cell Genesys, Inc.	447,688	1,164
*	^	EPIX Pharmaceuticals Inc.	668,721	1,157
*	^	Idera Pharmaceuticals, Inc.	79,044	1,155
*		Caraco Pharmaceutical Laboratories, Ltd.	86,628	1,143
		Young Innovations, Inc.	53,569	1,115
*		NxStage Medical, Inc.	289,537	1,112
*		Akorn, Inc.	330,427	1,094
*		Acadia Pharmaceuticals Inc.	295,740	1,091
*		BioLase Technology, Inc.	317,642	1,086
*		Indevus Pharmaceuticals, Inc.	691,863	1,086
*		Array BioPharma Inc.	229,293	1,078
*		Triple-S Management Corp.	65,142	1,065
*		Osteotech, Inc.	184,160	1,048
*		VNUS Medical Technologies, Inc.	52,240	1,045
*		Life Sciences Research, Inc.	36,522	1,031
*		BioScrip Inc.	394,797	1,023
*		Santarus Inc.	506,995	1,019
*		La Jolla Pharmaceutical Co.	465,554	1,015
*		Obagi Medical Products, Inc.	117,278	1,003
*		SuperGen, Inc.	486,446	997
*		StemCells, Inc.	812,893	992
*		Dyax Corp.	319,872	992
*		SciClone Pharmaceuticals, Inc.	647,749	991
*	^	Introgen Therapeutics, Inc.	636,044	986
*		Cynosure Inc.	49,500	981
*	^	Senomyx, Inc.	198,113	977
*		Amicas, Inc.	340,233	966
*		HealthTronics Surgical Services, Inc.	294,229	962
*		Strategic Diagnostics Inc.	262,855	957
*	^	AVANT Immunotherapeutics, Inc.	65,534	954
*		Alexza Pharmaceuticals, Inc.	241,276	951
*	^	Minrad International, Inc.	454,716	923
*		Anika Resh Inc.	107,050	920
*		ImmunoGen, Inc.	299,553	917
*		Medical Staffing Network Holdings, Inc.	236,073	911
*		Tercica, Inc.	101,885	900
*		Vical, Inc.	264,045	890
*		Medical Action Industries Inc.	84,462	876
*		STAAR Surgical Co.	276,576	857
*		PDI, Inc.	97,537	850
*		Harvard Bioscience, Inc.	179,685	836
*		Cutera, Inc.	92,440	835
*		Vascular Solutions, Inc.	125,722	817
*		Orexigen Therapeutics Inc.	97,014	765
*	^	Hythiam Inc.	315,631	764
*	^	Peregrine Pharmaceuticals, Inc.	1,747,004	734
*		ArQule, Inc.	224,047	728
*		Nektar Therapeutics	216,388	725
*	^	Generex Biotechnology Corp.	750,520	720
	^	LCA-Vision Inc.	148,672	709
*		Emergency Medical Services LP Class A	31,060	703
*	^	Synta Pharmaceuticals Corp.	113,899	695
*		Maxygen Inc.	203,573	690
*		Icad Inc.	222,674	659
*	^	Osiris Therapeutics, Inc.	49,092	631
*		Micrus Endovascular Corp.	44,826	628
*	^	GenVec, Inc.	433,506	624
*	^	AVI BioPharma, Inc.	553,381	620
*		Allied Healthcare International Inc.	311,357	620

*		NMT Medical, Inc.	131,718	615
*	^	Metabolix Inc.	62,644	614
*		Combinatorx, Inc.	172,845	614
*		Emageon Inc.	282,824	608
*	^	Penwest Pharmaceuticals Co.	225,207	608

*	^	BioCryst Pharmaceuticals, Inc.	216,982	608
		Utah Medical Products, Inc.	20,958	599
*		Candela Corp.	251,289	585
*	^	ThermoGenesis Corp.	412,292	577
*	^	RadNet, Inc.	93,022	577
*		Cardiac Science Corp.	69,331	569
*		Avigen, Inc.	192,822	557
*		Curis, Inc.	373,029	548
*		Sonic Innovations, Inc.	161,037	538
*	^	Hansen Medical Inc.	31,884	533
*		Allion Healthcare Inc.	91,805	523
*		Altus Pharmaceuticals, Inc.	116,340	518
*	^	BioSante Pharmaceuticals, Inc.	108,792	516
*	^	MiddleBrook Pharmaceuticals Inc.	152,443	515
*		BioSphere Medical Inc.	149,120	514
*		DepoMed, Inc.	157,430	505
*		Barrier Therapeutics Inc.	124,615	501
*		Infinity Pharmaceuticals, Inc.	63,823	500
*		Clinical Data, Inc.	34,210	488
*		Titan Pharmaceuticals, Inc.	333,972	461
*		Chindex International, Inc.	30,900	453
*	^	Continucare Corp.	184,921	435
*		Orchid Cellmark, Inc.	164,663	428
*	^	Aastrom Biosciences, Inc.	1,068,642	395
*	^	Avanir Pharmaceuticals Class A	394,586	395
		Trimeris, Inc.	81,891	387
*		Caliper Life Sciences, Inc.	143,726	372
*	^	Corcept Therapeutics Inc.	185,282	363
*		Pharmacopeia Drug Discovery Inc.	94,397	362
*		CuraGen Corp.	370,318	355
*		Javelin Pharmaceuticals, Inc.	146,934	341
*	^	BMP Sunstone Corp.	56,635	323
*	^	Telik, Inc.	260,976	316
*		PhotoMedex, Inc.	435,051	313
*		Rural/Metro Corp.	148,751	300
*		CombiMatrix Corp.	30,015	300
*		Heska Corp.	244,014	293
*		Hooper Holmes, Inc.	281,567	287
*		Clarient, Inc.	142,100	287
	^	Cytrx Corp.	420,920	274
*		Emisphere Technologies, Inc.	101,448	272
*		Hemispherx Biopharma, Inc.	315,885	265
*		Pharmacyclics, Inc.	142,790	253
*		Ista Pharmaceuticals Inc.	125,110	253
*		Daxor Corp.	15,600	250
*	^	Hollis-Eden Pharmaceuticals, Inc.	161,658	247
*		NitroMed, Inc.	246,347	246
*		Biomimetic Therapeutics, Inc.	20,636	246
*		Optimer Pharmaceuticals Inc.	29,873	242
*		Anadys Pharmaceuticals Inc.	106,165	239
*		Mediware Information Systems, Inc.	39,906	233
*	^	MDRNA Inc.	188,520	230
*		Cadence Pharmaceuticals, Inc.	37,254	227
*	^	Antigenics, Inc.	115,635	223
*		NexMed, Inc.	170,957	222
*		ADVENTRX Pharmaceuticals, Inc.	594,715	222
*		EntreMed, Inc.	395,759	218
*		Spectrum Pharmaceuticals Inc.	150,570	209
		Atrion Corp.	2,118	203
*		Northstar Neuroscience, Inc.	126,885	202
*		DUSA Pharmaceuticals, Inc.	100,194	201

*		Orthologic Corp.	195,946	196
*	^	Nanogen, Inc.	490,758	186
*		Exact Sciences Corp.	103,258	186
		Applied Biosystems Inc.	5,523	185
*		Oxigene, Inc.	138,527	173

*		RXi Pharmaceuticals Corp.	20,997	168
*	^	Opko Health, Inc.	110,369	168
*		Animal Health International, Inc.	26,906	168
*		SRI/Surgical Express, Inc.	45,728	166
*		Neurogen Corp.	157,245	162
*	^	deCODE genetics, Inc.	174,697	161
*	^	Insmed Inc.	393,333	155
*		Vanda Parmaceuticals, Inc.	46,731	154
*		Neurometrix Inc.	109,037	153
*		The Quigley Corp.	27,574	142
*		Nuvelo, Inc.	249,103	139
*		Dynavax Technologies Corp.	94,485	138
*	^	Lannett Co., Inc.	34,400	132
*		Alphatec Holdings, Inc.	31,605	129
*	^	Threshold Pharmaceuticals, Inc.	343,907	127
*		Insite Vision, Inc.	232,018	126
*		CardioDynamics International Corp.	88,746	122
*	^	Northfield Laboratories, Inc.	163,306	116
*		Genelabs Technologies, Inc.	176,821	110
*		Vion Pharmaceuticals, Inc.	89,814	102
*		Genaera Corp.	52,369	98
*	^	SONUS Pharmaceuticals, Inc.	307,993	95
*		Retractable Technologies, Inc.	63,009	93
*		NeoPharm, Inc.	171,106	91
*		SCOLR Pharma Inc.	82,225	82
*		Palatin Technologies, Inc.	423,746	80
*	^	GTC Biotherapeutics, Inc.	185,768	74
*		Digirad Corp.	35,183	74
*	^	Critical Therapeutics, Inc.	200,490	74
*		Acusphere, Inc.	103,950	73
*		Immtech Pharmaceuticals Inc.	71,807	70
*		Memory Pharmaceuticals Corp.	172,672	67
*		Micromet, Inc.	23,777	63
*		AspenBio Pharma, Inc.	9,400	60
*		North American Scientific, Inc.	54,337	57
*		Neose Technologies, Inc.	181,530	54
*	^	Fonar Corp.	22,896	51
*		Zila, Inc.	169,063	51
*		Panacos Pharmaceuticals Inc.	103,731	47
*		IVAX Diagnostics, Inc.	61,215	43
*		Celsion Corp.	11,000	42
*		Neurobiological Technolgoies, Inc.	27,198	39
*	^	Cell Therapeutics, Inc.	69,823	34
*	^	Hana Biosciences, Inc.	41,300	30
*		Lipid Sciences, Inc.	70,789	30
*		TorreyPines Therapeutics Inc.	20,930	26
*		Vermillion, Inc.	11,382	26
*		AtheroGenics, Inc.	31,247	18
*		Pharmos Corp.	46,141	18
*	^	Targeted Genetics Corp.	28,778	17
*		Inhibitex Inc.	24,180	16
*		Access Plans USA, Inc.	18,941	16
*		Proxymed Pharmacy, Inc.	39,097	14
*		K-V Pharmaceutical Co. Class B	500	10
*		Oscient Pharmaceuticals Corp.	4,168	6
				12,301,932
Industrials (11.7%)
		General Electric Co.	74,184,188	1,979,976
		United Technologies Corp.	6,921,959	427,085
		The Boeing Co.	5,401,233	354,969
		3M Co.	4,997,548	347,779

Caterpillar, Inc.	4,638,523	342,416
United Parcel Service, Inc.	5,141,116	316,024
Emerson Electric Co.	5,842,272	288,900
Union Pacific Corp.	3,682,174	278,004

	Honeywell International Inc.	5,256,822	264,313
	Burlington Northern Santa Fe Corp.	2,588,427	258,558
	Lockheed Martin Corp.	2,610,536	257,555
	Deere & Co.	3,241,382	233,801
	General Dynamics Corp.	2,541,533	213,997
	CSX Corp.	2,998,526	188,337
	Raytheon Co.	3,149,667	177,263
	Norfolk Southern Corp.	2,797,557	175,323
	FedEx Corp.	2,185,451	172,192
	Northrop Grumman Corp.	2,386,378	159,649
	Illinois Tool Works, Inc.	3,147,365	149,531
	Tyco International, Ltd.	3,683,611	147,492
	Danaher Corp.	1,892,895	146,321
	Waste Management, Inc.	3,682,280	138,859
	Fluor Corp.	657,709	122,386
	PACCAR, Inc.	2,589,462	108,317
*	McDermott International, Inc.	1,678,119	103,859
	Precision Castparts Corp.	1,032,833	99,534
	Eaton Corp.	1,162,436	98,772
	Cummins Inc.	1,427,921	93,557
	Parker Hannifin Corp.	1,252,611	89,336
	Textron, Inc.	1,848,698	88,608
	Ingersoll-Rand Co.	2,364,929	88,519
	L-3 Communications Holdings, Inc.	909,892	82,682
	ITT Industries, Inc.	1,282,288	81,207
*	First Solar, Inc.	292,306	79,747
*	Foster Wheeler Ltd.	1,071,161	78,355
*	Jacobs Engineering Group Inc.	902,052	72,796
	Southwest Airlines Co.	5,468,753	71,313
	C.H. Robinson Worldwide Inc.	1,261,453	69,178
	Dover Corp.	1,426,727	69,011
	Expeditors International of Washington, Inc.	1,583,350	68,084
	Joy Global Inc.	804,088	60,974
	Flowserve Corp.	426,165	58,257
	Rockwell Collins, Inc.	1,207,193	57,897
	Pitney Bowes, Inc.	1,612,414	54,983
	Cooper Industries, Inc. Class A	1,310,294	51,757
	SPX Corp.	389,570	51,318
	R.R. Donnelley & Sons Co.	1,597,407	47,427
	Rockwell Automation, Inc.	1,047,887	45,824
	Walter Industries, Inc.	411,380	44,746
	Goodrich Corp.	929,982	44,137
	KBR Inc.	1,261,837	44,051
	Roper Industries Inc.	659,168	43,426
	Masco Corp.	2,741,612	43,126
*	Quanta Services, Inc.	1,265,446	42,101
	W.W. Grainger, Inc.	499,195	40,834
	Fastenal Co.	942,300	40,670
	Bucyrus International, Inc.	556,538	40,638
	Republic Services, Inc. Class A	1,364,415	40,523
*	Terex Corp.	755,308	38,800
*	Shaw Group, Inc.	619,982	38,309
	Ametek, Inc.	796,751	37,623
	The Dun & Bradstreet Corp.	421,217	36,915
	Pall Corp.	911,480	36,168
*	AGCO Corp.	680,934	35,688
	Manpower Inc.	592,564	34,511
	Harsco Corp.	626,166	34,070
*	Stericycle, Inc.	649,870	33,598
	Equifax, Inc.	964,013	32,410
	The Manitowoc Co., Inc.	965,349	31,403

*	Allied Waste Industries, Inc.	2,483,725	31,345
	Avery Dennison Corp.	712,575	31,303
	Ryder System, Inc.	431,838	29,745
	Cintas Corp.	1,028,800	27,273
	Robert Half International, Inc.	1,122,541	26,907

*		URS Corp.	620,964	26,062
*		Corrections Corp. of America	929,264	25,527
*		Kansas City Southern	573,874	25,245
		Lincoln Electric Holdings, Inc.	319,702	25,161
*		Alliant Techsystems, Inc.	244,077	24,818
		Pentair, Inc.	701,822	24,578
*		FTI Consulting, Inc.	357,376	24,466
*		Covanta Holding Corp.	916,164	24,452
*		ChoicePoint Inc.	504,980	24,340
		DRS Technologies, Inc.	307,775	24,228
*		Copart, Inc.	563,157	24,114
*		General Cable Corp.	390,718	23,775
		Donaldson Co., Inc.	529,678	23,645
*		Gardner Denver Inc.	398,250	22,621
		IDEX Corp.	606,546	22,345
		The Brink's Co.	339,533	22,212
*	^	Energy Conversion Devices, Inc.	299,925	22,086
		Landstar System, Inc.	390,556	21,566
		Trinity Industries, Inc.	605,354	21,000
*		GrafTech International Ltd.	762,928	20,469
		J.B. Hunt Transport Services, Inc.	602,219	20,042
*	^	SunPower Corp. Class A	277,544	19,978
		The Timken Co.	605,674	19,951
		Kennametal, Inc.	574,031	18,685
*		Kirby Corp.	379,742	18,228
*		Monster Worldwide Inc.	853,611	17,593
		Graco, Inc.	454,780	17,313
		Wabtec Corp.	344,955	16,772
		Watson Wyatt & Co. Holdings	314,240	16,620
		Nordson Corp.	225,448	16,433
*		Thomas & Betts Corp.	432,464	16,369
		Teleflex Inc.	294,202	16,355
*	^	USG Corp.	552,667	16,342
		Woodward Governor Co.	453,626	16,176
*		BE Aerospace, Inc.	692,405	16,126
		Con-way, Inc.	337,443	15,948
*		Waste Connections, Inc.	498,913	15,930
		GATX Corp.	356,624	15,809
*		Aecom Technology Corp.	484,614	15,764
		MSC Industrial Direct Co., Inc. Class A	351,740	15,515
		Curtiss-Wright Corp.	332,683	14,884
		Acuity Brands, Inc.	305,163	14,672
*		Spirit Aerosystems Holdings Inc.	764,174	14,657
		Alexander & Baldwin, Inc.	318,607	14,513
		Hubbell Inc. Class B	361,564	14,416
		Valmont Industries, Inc.	135,142	14,094
*		EMCOR Group, Inc.	486,708	13,886
		Crane Co.	359,558	13,854
*		Hexcel Corp.	714,957	13,799
		Carlisle Co., Inc.	462,823	13,422
*		Owens Corning Inc.	589,092	13,402
		UTI Worldwide, Inc.	664,980	13,266
	^	Genco Shipping and Trading Ltd.	201,765	13,155
		Brady Corp. Class A	378,697	13,076
*		WESCO International, Inc.	326,394	13,069
		Actuant Corp.	416,395	13,054
		CLARCOR Inc.	360,726	12,661
*		Delta Air Lines Inc.	2,177,004	12,409
*		Teledyne Technologies, Inc.	249,902	12,193
		Lennox International Inc.	405,068	11,731
		Oshkosh Truck Corp.	553,858	11,459

	Belden Inc.	336,858	11,413
	The Corporate Executive Board Co.	264,098	11,105
*	Clean Harbors Inc.	153,839	10,932
	Robbins & Myers, Inc.	217,928	10,868
*	Esterline Technologies Corp.	219,766	10,826

		Baldor Electric Co.	308,359	10,786
*		Moog Inc.	287,227	10,696
*		United Rentals, Inc.	544,640	10,680
		Kaydon Corp.	207,475	10,666
*	^	American Superconductor Corp.	294,517	10,558
		Herman Miller, Inc.	423,123	10,532
*		Hertz Global Holdings Inc.	1,078,670	10,355
		Eagle Bulk Shipping Inc.	348,901	10,317
*		Orbital Sciences Corp.	436,308	10,279
*		Chart Industries, Inc.	209,726	10,201
*		Tetra Tech, Inc.	438,267	9,914
		Regal-Beloit Corp.	234,631	9,913
		The Toro Co.	286,229	9,523
*	^	AMR Corp.	1,859,366	9,520
*		EnerSys	277,847	9,511
*		Hub Group, Inc.	276,613	9,441
		Mine Safety Appliances Co.	226,699	9,066
*		ESCO Technologies Inc.	193,164	9,063
		Mueller Industries Inc.	277,638	8,940
*		Geo Group Inc.	381,425	8,582
		Ameron International Corp.	69,658	8,358
	^	Knight Transportation, Inc.	453,799	8,305
*		Continental Airlines, Inc. Class B	818,373	8,274
		Otter Tail Corp.	212,009	8,232
		Macquarie Infrastructure Co. LLC	320,013	8,093
		Barnes Group, Inc.	345,865	7,986
*		Genesee & Wyoming Inc. Class A	233,592	7,947
		IKON Office Solutions, Inc.	703,501	7,935
		Granite Construction Co.	248,720	7,842
		Watsco, Inc.	182,390	7,624
		Resources Connection, Inc.	373,197	7,595
*		MPS Group, Inc.	713,244	7,582
		ABM Industries Inc.	339,028	7,543
*	^	Evergreen Solar, Inc.	771,535	7,476
		Forward Air Corp.	215,156	7,444
	^	Lindsay Manufacturing Co.	83,952	7,133
		Titan International, Inc.	195,515	6,964
	^	Arkansas Best Corp.	190,016	6,962
		Applied Industrial Technology, Inc.	287,732	6,954
*		Navigant Consulting, Inc.	353,411	6,913
		Werner Enterprises, Inc.	369,992	6,874
		Deluxe Corp.	382,223	6,811
*		United Stationers, Inc.	183,546	6,782
	^	Simpson Manufacturing Co.	283,501	6,730
		Heartland Express, Inc.	449,540	6,703
*		Ceradyne, Inc.	195,118	6,693
*		II-VI, Inc.	188,649	6,588
*		Old Dominion Freight Line, Inc.	218,557	6,561
*		Avis Budget Group, Inc.	772,673	6,467
*		TransDigm Group, Inc.	192,100	6,453
*		Perini Corp.	188,571	6,232
*	^	YRC Worldwide, Inc.	416,916	6,200
		Albany International Corp.	213,628	6,195
		Pacer International, Inc.	286,025	6,152
		Triumph Group, Inc.	128,769	6,065
		Watts Water Technologies, Inc.	240,531	5,989
*	^	Capstone Turbine Corp.	1,382,029	5,791
*		Atlas Air Worldwide Holdings, Inc.	116,725	5,773
*		Superior Essex Inc.	127,497	5,690
*		Huron Consulting Group Inc.	124,156	5,629
	^	HNI Corp.	310,591	5,485

	Skywest, Inc.	427,231	5,404
	Administaff, Inc.	189,774	5,293
*	EnPro Industries, Inc.	141,215	5,273
*	Layne Christensen Co.	119,567	5,236
*	The Advisory Board Co.	129,985	5,112

*		Team, Inc.	148,250	5,088
		A.O. Smith Corp.	154,878	5,085
*	^	CoStar Group, Inc.	113,694	5,054
*	^	The Middleby Corp.	114,898	5,045
*		School Specialty, Inc.	168,933	5,022
		Armstrong Worldwide Industries, Inc.	171,040	4,998
		Franklin Electric, Inc.	128,436	4,981
*		Korn/Ferry International	312,268	4,912
*		Mobile Mini, Inc.	242,866	4,857
*		NCI Building Systems, Inc.	129,647	4,762
		EnergySolutions	212,000	4,738
		CIRCOR International, Inc.	96,222	4,714
*		TrueBlue, Inc.	355,041	4,690
*		RBC Bearings Inc.	136,923	4,562
		UAL Corp.	871,274	4,548
		Quanex Building Products Corp.	305,473	4,539
*		Acco Brands Corp.	403,986	4,537
	^	Briggs & Stratton Corp.	356,998	4,527
		Gorman-Rupp Co.	111,921	4,459
*		American Reprographics Co.	265,931	4,428
*		Alaska Air Group, Inc.	285,008	4,372
		Healthcare Services Group, Inc.	287,396	4,371
		Comfort Systems USA, Inc.	325,086	4,369
		Mueller Water Products, Inc.	507,035	4,330
		Steelcase Inc.	425,695	4,270
*		M&F Worldwide Corp.	108,453	4,263
*		JetBlue Airways Corp.	1,127,768	4,207
*		Altra Holdings Inc.	249,356	4,192
*		Tecumseh Products Co. Class A	127,757	4,188
		Rollins, Inc.	282,337	4,184
*		Dycom Industries, Inc.	287,078	4,168
		Knoll, Inc.	342,985	4,167
*	^	FuelCell Energy, Inc.	583,001	4,139
		Badger Meter, Inc.	81,435	4,115
		Kaman Corp. Class A	180,246	4,102
*		AAR Corp.	299,858	4,057
*	^	American Commercial Lines Inc.	366,722	4,008
		Freightcar America Inc.	111,059	3,943
*		Sykes Enterprises, Inc.	206,798	3,900
*		Interline Brands, Inc.	243,563	3,880
	^	American Science & Engineering, Inc.	73,821	3,804
*		Mastec Inc.	356,274	3,798
*		Polypore International Inc.	149,728	3,793
		Interface, Inc.	302,549	3,791
		Raven Industries, Inc.	115,250	3,778
		G & K Services, Inc. Class A	123,880	3,773
*	^	Metalico, Inc.	214,732	3,762
*		Consolidated Graphics, Inc.	76,153	3,752
		McGrath RentCorp	152,033	3,738
*	^	Innerworkings, Inc.	309,784	3,705
		Viad Corp.	140,970	3,636
*		Columbus McKinnon Corp.	150,227	3,617
*	^	Cenveo Inc.	361,957	3,536
		Dynamic Materials Corp.	106,940	3,524
		Federal Signal Corp.	292,390	3,509
*		CBIZ Inc.	437,907	3,481
*		Astec Industries, Inc.	106,261	3,415
		Universal Forest Products, Inc.	113,448	3,399
*		GenCorp, Inc.	471,987	3,379
*		Beacon Roofing Supply, Inc.	315,743	3,350
*		L.B. Foster Co. Class A	100,202	3,327

Apogee Enterprises, Inc.	205,771	3,325
Heidrick & Struggles International, Inc.	118,684	3,280
Encore Wire Corp.	154,353	3,271
Tennant Co.	108,574	3,265
CDI Corp.	127,533	3,244

		Seaboard Corp.	2,082	3,229
		Cascade Corp.	76,038	3,218
*		AZZ Inc.	80,396	3,208
	^	Aircastle Ltd.	380,983	3,204
*		TBS International Ltd.	80,001	3,196
		Kelly Services, Inc. Class A	164,603	3,182
*		Blount International, Inc.	273,811	3,179
*		Flow International Corp.	404,245	3,153
*		On Assignment, Inc.	379,530	3,044
*	^	Fuel-Tech N.V.	171,661	3,025
	^	Houston Wire & Cable Co.	149,029	2,966
*		Casella Waste Systems, Inc.	240,942	2,937
		American Ecology Corp.	99,436	2,936
*		Titan Machinery, Inc.	93,435	2,926
*		Axsys Technologies, Inc.	55,804	2,904
		Cubic Corp.	129,456	2,884
*	^	RSC Holdings Inc.	310,992	2,880
		Insteel Industries, Inc.	153,393	2,809
*		Furmanite Corp.	342,841	2,736
		Bowne & Co., Inc.	213,346	2,720
		Tredegar Corp.	184,503	2,712
*		Exponent, Inc.	85,789	2,695
*		Kadant Inc.	118,727	2,683
*		Northwest Pipe Co.	47,286	2,639
		Ampco-Pittsburgh Corp.	57,360	2,551
*		Insituform Technologies Inc. Class A	166,703	2,539
*	^	Waste Services, Inc.	351,437	2,474
*		Lydall, Inc.	195,957	2,459
		Gibraltar Industries Inc.	153,862	2,457
*	^	Valence Technology Inc.	553,735	2,453
*		Kforce Inc.	284,892	2,419
*		Spherion Corp.	521,517	2,409
*		Amerco, Inc.	50,502	2,408
*		CRA International Inc.	65,455	2,366
		Sun Hydraulics Corp.	72,902	2,353
		NACCO Industries, Inc. Class A	31,196	2,319
		The Greenbrier Cos., Inc.	113,000	2,294
*		Cornell Cos., Inc.	94,136	2,270
*		Pike Electric Corp.	136,620	2,269
*		Sterling Construction Co., Inc.	113,906	2,262
		Ennis, Inc.	144,183	2,256
	^	Horizon Lines Inc.	223,724	2,226
*		Hudson Highland Group, Inc.	210,440	2,203
		Met-Pro Corp.	165,006	2,203
*	^	EnerNOC Inc.	122,325	2,196
*		DynCorp International Inc. Class A	143,578	2,175
*		Argon ST, Inc.	86,559	2,147
*	^	Taser International Inc.	428,075	2,136
		Applied Signal Technology, Inc.	155,827	2,129
		Standex International Corp.	95,966	1,990
*		Ultralife Corp.	178,984	1,913
*	^	Odyssey Marine Exploration, Inc.	477,001	1,889
		NN, Inc.	135,107	1,883
*		H&E Equipment Services, Inc.	156,574	1,882
*		Ducommun, Inc.	81,760	1,877
*		Republic Airways Holdings Inc.	215,454	1,866
*		Powell Industries, Inc.	36,979	1,864
		TAL International Group, Inc.	80,326	1,827
*	^	Force Protection, Inc.	551,186	1,824
*	^	Power-One, Inc.	957,952	1,811
*		PRG-Schultz International, Inc.	192,122	1,808

*		GeoEye Inc.	101,333	1,795
*	^	AirTran Holdings, Inc.	870,636	1,776
*		Griffon Corp.	202,687	1,776
*		Volt Information Sciences Inc.	148,416	1,768
*	^	Plug Power, Inc.	746,683	1,755

*		Paragon Shipping, Inc.	103,978	1,746
*		Hawaiian Holdings, Inc.	248,464	1,727
*		GP Strategies Corp.	171,410	1,723
*		Allegiant Travel Co.	92,604	1,722
*		Ladish Co., Inc.	83,331	1,716
*		Miller Industries, Inc.	171,413	1,707
		HEICO Corp.	52,314	1,702
*		LECG Corp.	183,446	1,603
*		Dollar Thrifty Automotive Group, Inc.	168,847	1,596
	^	American Woodmark Corp.	74,624	1,577
		AAON, Inc.	81,226	1,564
*		Marten Transport, Ltd.	97,662	1,560
*		Dynamex Inc.	57,866	1,551
*	^	Microvision, Inc.	560,570	1,542
		Courier Corp.	76,659	1,539
*		Celadon Group Inc.	153,121	1,530
*		WCA Waste Corp.	239,770	1,523
*		Gehl Co.	102,221	1,512
		Great Lakes Dredge & Dock Co.	245,485	1,500
		Angelica Corp.	70,411	1,498
		HEICO Corp. Class A	55,520	1,476
*		Stanley Inc.	43,660	1,463
*		US Airways Group Inc.	580,402	1,451
		Aceto Corp.	189,631	1,449
*		Rush Enterprises, Inc. Class A	120,347	1,445
*		Michael Baker Corp.	65,480	1,433
		Graham Corp.	19,200	1,423
*		Accuride Corp.	330,462	1,404
		Wabash National Corp.	182,460	1,379
		Diamond Management and Technology Consultants,Inc.	263,579	1,373
		Lawson Products, Inc.	55,080	1,365
*		K-Tron International, Inc	10,432	1,352
*		Aerovironment Inc.	48,911	1,329
		LSI Industries Inc.	159,157	1,292
*		Standard Parking Corp.	70,448	1,282
*		Flanders Corp.	207,322	1,254
		The Standard Register Co.	131,169	1,237
*	^	Medis Technology Ltd.	364,812	1,229
*		Acacia Research - Acacia Technologies	273,070	1,223
*	^	C & D Technologies, Inc.	142,263	1,204
*		Peerless Manufacturing Co.	25,400	1,190
*		Herley Industries Inc.	86,703	1,151
		Kimball International, Inc. Class B	138,980	1,151
*		Magnatek, Inc.	270,527	1,144
*		LMI Aerospace, Inc.	64,829	1,139
*	^	Orion Energy Systems Inc.	111,430	1,114
*		La Barge, Inc.	85,024	1,105
*		Park-Ohio Holdings Corp.	74,609	1,101
		Frozen Food Express Industries, Inc.	161,030	1,087
		Xerium Technologies Inc.	274,217	1,086
		Twin Disc, Inc.	51,416	1,076
		Multi-Color Corp.	51,019	1,071
*		Innovative Solutions and Support, Inc.	165,548	1,068
		L.S. Starrett Co. Class A	44,983	1,063
*		COMSYS IT Partners Inc.	115,528	1,054
		Chase Corp.	55,898	1,048
*		International Shipholding Corp.	44,494	1,043
		Quixote Corp.	124,444	1,024
	^	Mueller Water Products, Inc. Class A	125,170	1,010
		Vicor Corp.	100,437	1,002
		Textainer Group Holdings Ltd.	50,696	990

*		Saia, Inc.	89,760	980
*		Hill International Inc.	59,078	971
*	^	3D Systems Corp.	101,487	964
		Alamo Group, Inc.	46,582	959
*		Hurco Cos., Inc.	30,912	955

*	^	Builders FirstSource, Inc.	179,608	954
*		Commercial Vehicle Group Inc.	99,985	935
*		Fushi Copperweld, Inc.	39,086	928
*		TurboChef Technologies, Inc.	193,757	926
*		Integrated Electrical Services, Inc.	53,463	920
*		Rush Enterprises, Inc. Class B	84,568	918
*		PeopleSupport Inc.	105,219	894
*	^	Arrowhead Research Corp.	349,767	871
		American Railcar Industries, Inc.	50,700	851
*		Willis Lease Finance Corp.	77,966	833
*	^	China BAK Battery, Inc.	168,454	793
*		MAIR Holdings, Inc.	190,346	771
		Todd Shipyards Corp.	53,942	767
		Superior Uniform Group, Inc.	88,189	764
*	^	Applied Energetics, Inc.	478,576	761
		Barrett Business Services, Inc.	63,390	750
		Virco Manufacturing Corp.	149,340	745
*		UQM Technologies, Inc.	334,662	736
*		Perma-Fix Environmental Services, Inc.	245,442	709
*	^	PowerSecure International, Inc.	94,442	686
	^	Bluelinx Holdings Inc.	192,732	682
		Hardinge, Inc.	51,394	677
*	^	Basin Water, Inc.	144,243	675
*		P.A.M. Transportation Services, Inc.	61,308	653
*		Intersections Inc.	58,343	638
*		USA Truck, Inc.	51,983	625
*		U.S. Home Systems, Inc.	155,683	612
*		TRC Cos., Inc.	151,353	608
*		Active Power, Inc.	495,128	579
*	^	Advanced Battery Technologies Inc.	99,103	572
		Schawk, Inc.	46,992	563
*		ICT Group, Inc.	66,560	546
*	^	Pinnacle Airlines Corp.	160,307	507
*		The Allied Defense Group, Inc.	90,020	502
*	^	China Architectural Engineering Inc.	51,000	498
		Omega Flex Inc.	31,471	478
*		Astronics Corp.	34,136	475
	^	AMREP Corp.	9,512	453
*		TriMas Corp.	74,390	446
*		Nashua Corp.	42,876	429
*		United Capital Corp.	21,238	408
*		DXP Enterprises Inc	9,700	404
*		Raytheon Co. Warrants Exp. 6/16/11	19,938	388
		Hubbell Inc. Class A	7,600	352
*	^	Protection One, Inc.	41,730	351
*		Universal Truckload Services, Inc.	15,231	335
*		APAC Teleservices, Inc.	204,689	327
*		SL Industries, Inc.	20,500	313
*		Covenant Transport, Inc.	90,912	305
*		First Advantage Corp. Class A	17,800	282
*		Air Transport Services Group Inc.	281,898	282
*		Paragon Technologies, Inc.	46,135	281
*	^	Trex Co., Inc.	23,698	278
*	^	ExpressJet Holdings, Inc.	419,591	235
*		Innotrac Corp.	62,932	233
*		Duff & Phelps Corp.	12,300	204
		Sypris Solutions, Inc.	44,764	188
*		Huttig Building Products, Inc.	99,946	181
*		Quality Distribution Inc.	73,196	177
*	^	Mesa Air Group Inc.	219,369	112
*		ICF International, Inc.	6,500	108

*	Aerosonic Corp.	32,574	100
	Building Materials Holding Corp.	45,902	81
*	Ascent Solar Technologies, Inc.	4,400	46
*	Advanced Environmental Recycling Technologies, Inc.	78,953	45
*	Spherix Inc.	59,160	38

*	Alabama Aircraft Industries, Inc.	20,714	36
*	Environmental Tectonics Corp.	19,900	27
*	Arotech Corp.	3,245	7
*	BMC Industries, Inc.	211,416	—
			12,185,689
Information Technology (16.7%)
	Microsoft Corp.	62,227,961	1,711,891
	International Business Machines Corp.	10,297,075	1,220,512
*	Apple Inc.	6,533,271	1,093,931
*	Cisco Systems, Inc.	44,311,833	1,030,693
*	Google Inc.	1,759,902	926,448
	Intel Corp.	43,025,823	924,195
	Hewlett-Packard Co.	18,991,641	839,620
*	Oracle Corp.	30,546,818	641,483
	QUALCOMM Inc.	11,985,209	531,784
*	Dell Inc.	15,825,739	346,267
	Texas Instruments, Inc.	9,859,367	277,640
	Corning, Inc.	11,705,295	269,807
*	Visa Inc.	3,018,111	245,403
*	EMC Corp.	15,597,477	229,127
*	eBay Inc.	8,049,326	219,988
	Applied Materials, Inc.	10,079,587	192,419
*	Yahoo! Inc.	8,946,027	184,825
	Accenture Ltd.	4,447,298	181,094
	Automatic Data Processing, Inc.	3,886,032	162,825
*	Adobe Systems, Inc.	4,096,138	161,347
	MasterCard, Inc. Class A	550,855	146,263
	Western Union Co.	5,572,585	137,754
	Tyco Electronics Ltd.	3,697,650	132,450
	Motorola, Inc.	16,761,290	123,028
*	Symantec Corp.	6,292,086	121,752
*	MEMC Electronic Materials, Inc.	1,703,174	104,813
*	Electronic Arts Inc.	2,354,816	104,624
*	Agilent Technologies, Inc.	2,755,297	97,923
*	Broadcom Corp.	3,485,671	95,124
	Electronic Data Systems Corp.	3,784,035	93,239
	Xerox Corp.	6,820,952	92,492
*	Juniper Networks, Inc.	3,877,464	86,002
	Paychex, Inc.	2,433,136	76,108
	Seagate Technology	3,918,982	74,970
*	Activision, Inc.	2,184,855	74,438
*	NVIDIA Corp.	3,923,494	73,448
	CA, Inc.	3,053,144	70,497
*	Cognizant Technology Solutions Corp.	2,158,445	70,171
	Analog Devices, Inc.	2,185,087	69,420
*	Marvell Technology Group Ltd.	3,745,888	66,152
*	Intuit, Inc.	2,349,677	64,781
*	Sun Microsystems, Inc.	5,789,960	62,995
*	VeriSign, Inc.	1,656,618	62,620
	Amphenol Corp.	1,316,268	59,074
*	Flextronics International Ltd.	6,202,860	58,307
*	Autodesk, Inc.	1,716,468	58,034
*	Western Digital Corp.	1,650,358	56,987
*	NAVTEQ Corp.	732,293	56,387
*	Fiserv, Inc.	1,222,266	55,454
*	NetApp, Inc.	2,558,648	55,420
*	Computer Sciences Corp.	1,179,862	55,265
	KLA-Tencor Corp.	1,338,556	54,493
	Xilinx, Inc.	2,128,590	53,747
	Linear Technology Corp.	1,642,756	53,505
	Fidelity National Information Services, Inc.	1,441,932	53,222

*	BMC Software, Inc.	1,428,436	51,424
*	salesforce.com, inc.	752,849	51,367
	Harris Corp.	1,014,805	51,237
	Altera Corp.	2,284,466	47,288

*		Akamai Technologies, Inc.	1,235,572	42,986
		Microchip Technology, Inc.	1,403,593	42,866
*		McAfee Inc.	1,206,838	41,069
*		Citrix Systems, Inc.	1,377,428	40,510
*		FLIR Systems, Inc.	969,759	39,343
		National Semiconductor Corp.	1,895,365	38,931
*		Iron Mountain, Inc.	1,416,071	37,597
*		Affiliated Computer Services, Inc. Class A	664,564	35,548
*		Micron Technology, Inc.	5,653,287	33,920
*		LAM Research Corp.	927,677	33,536
*		Alliance Data Systems Corp.	588,332	33,270
*		NCR Corp.	1,318,987	33,238
*		LSI Corp.	5,249,562	32,232
*		Trimble Navigation Ltd.	900,854	32,160
*		SanDisk Corp.	1,667,388	31,180
*		Teradata Corp.	1,345,888	31,144
*		Avnet, Inc.	1,117,939	30,497
*		Red Hat, Inc.	1,445,695	29,911
*		Cypress Semiconductor Corp.	1,183,650	29,295
*		Arrow Electronics, Inc.	914,752	28,101
		Total System Services, Inc.	1,251,613	27,811
		Global Payments Inc.	591,213	27,551
*		ANSYS, Inc.	582,748	27,459
*		Hewitt Associates, Inc.	689,598	26,432
*		CommScope, Inc.	500,456	26,409
*	^	Advanced Micro Devices, Inc.	4,502,797	26,251
*		SAIC, Inc.	1,241,265	25,831
*		ON Semiconductor Corp.	2,795,544	25,635
*		Synopsys, Inc.	1,068,273	25,542
*		Itron, Inc.	254,235	25,004
*		Mettler-Toledo International Inc.	262,542	24,905
*		Lexmark International, Inc.	706,548	23,620
*		Brocade Communications Systems, Inc.	2,801,451	23,084
		Intersil Corp.	942,843	22,930
		Broadridge Financial Solutions LLC	1,041,118	21,916
*		Equinix, Inc.	245,452	21,899
		Jabil Circuit, Inc.	1,315,439	21,586
*		Cadence Design Systems, Inc.	2,069,168	20,899
*		Ingram Micro, Inc. Class A	1,169,308	20,755
*	^	DST Systems, Inc.	357,690	19,691
*		Varian Semiconductor Equipment Associates, Inc.	560,965	19,533
*		Nuance Communications, Inc.	1,243,938	19,493
*		Compuware Corp.	2,039,488	19,457
		FactSet Research Systems Inc.	340,792	19,207
*		MICROS Systems, Inc.	609,765	18,592
*		JDS Uniphase Corp.	1,596,310	18,134
*		F5 Networks, Inc.	633,589	18,007
		Diebold, Inc.	489,444	17,414
*		Sybase, Inc.	583,708	17,173
		Molex, Inc.	681,642	16,639
*	^	VMware Inc.	308,406	16,611
*		Zebra Technologies Corp. Class A	506,007	16,516
*		SINA.com	386,602	16,450
*		Novellus Systems, Inc.	759,340	16,090
*		Polycom, Inc.	656,148	15,984
*		Novell, Inc.	2,620,774	15,436
*		Dolby Laboratories Inc.	373,696	15,060
*		Metavante Technologies	663,692	15,013
*		Microsemi Corp.	582,329	14,663
*		QLogic Corp.	1,001,794	14,616
*		Parametric Technology Corp.	864,229	14,407

*	Teradyne, Inc.	1,300,246	14,394
*	Take-Two Interactive Software, Inc.	552,814	14,135
*	Tech Data Corp.	413,532	14,015
*	Convergys Corp.	942,654	14,008
*	Sohu.com Inc.	196,966	13,874

*		Integrated Device Technology Inc.	1,357,685	13,495
*		Silicon Laboratories Inc.	373,462	13,478
*		Rambus Inc.	703,397	13,414
*		Anixter International Inc.	225,328	13,405
*	^	Cree, Inc.	573,045	13,071
*		Ciena Corp.	562,915	13,043
*		Atheros Communications, Inc.	424,281	12,728
*		Solera Holdings, Inc.	459,029	12,697
		Jack Henry & Associates Inc.	584,598	12,651
		National Instruments Corp.	445,505	12,639
*		PMC Sierra Inc.	1,628,601	12,459
*		NeuStar, Inc. Class A	568,810	12,264
*		Mentor Graphics Corp.	767,509	12,127
*		Skyworks Solutions, Inc.	1,208,385	11,927
*		Macrovision Solutions Corp.	781,559	11,692
*		Digital River, Inc.	300,966	11,611
*		Tellabs, Inc.	2,453,840	11,410
*		Vishay Intertechnology, Inc.	1,285,062	11,399
*		ValueClick, Inc.	732,606	11,099
*		Atmel Corp.	3,177,721	11,058
*		Concur Technologies, Inc.	329,380	10,945
*		Fairchild Semiconductor International, Inc.	929,319	10,901
*		TIBCO Software Inc.	1,397,423	10,690
*		Gartner, Inc. Class A	515,510	10,681
		ADTRAN Inc.	445,658	10,624
*		ADC Telecommunications, Inc.	715,233	10,564
*		Foundry Networks, Inc.	879,239	10,393
*		International Rectifier Corp.	540,072	10,369
*		Unisys Corp.	2,621,193	10,354
*		CACI International, Inc.	224,686	10,284
*		Verigy Ltd.	447,900	10,172
*		Perot Systems Corp.	673,851	10,114
*		THQ Inc.	497,327	10,076
*		Informatica Corp.	655,061	9,852
*		EchoStar Corp.	313,422	9,785
*		Plexus Corp.	346,711	9,597
*		Ariba, Inc.	634,486	9,333
*		Amkor Technology, Inc.	881,033	9,172
*		Comtech Telecommunications Corp.	179,466	8,794
*		Benchmark Electronics, Inc.	535,917	8,757
*		InterDigital, Inc.	354,043	8,610
*		Arris Group Inc.	1,014,267	8,571
*		j2 Global Communications, Inc.	365,296	8,402
*	^	VistaPrint Ltd.	313,666	8,394
		Molex, Inc. Class A	358,714	8,218
		Plantronics, Inc.	367,116	8,194
*		CyberSource Corp.	485,672	8,125
*		Genpact, Ltd.	544,285	8,121
*		Progress Software Corp.	317,181	8,110
*		Blackboard Inc.	208,101	7,956
*		MKS Instruments, Inc.	361,354	7,914
*		EarthLink, Inc.	895,232	7,744
*		Intermec, Inc.	366,452	7,725
		Fair Isaac, Inc.	367,923	7,642
*		Quest Software, Inc.	504,973	7,479
*		Wind River Systems Inc.	683,014	7,438
*		SRA International, Inc.	330,752	7,429
*		Mercadolibre Inc.	214,909	7,412
*		Emulex Corp.	632,310	7,366
*		Omniture, Inc.	394,476	7,325
*		ManTech International Corp.	151,936	7,311

*	Synaptics Inc.	193,378	7,296
*	Wright Express Corp.	293,542	7,280
*	Tekelec	493,978	7,266
*	Lawson Software, Inc.	999,048	7,263
	Blackbaud, Inc.	335,426	7,178

		Cognex Corp.	310,004	7,146
*		Avocent Corp.	382,977	7,123
*		ATMI, Inc.	250,353	6,990
*		Harmonic, Inc.	730,308	6,945
*	^	Sonus Networks, Inc.	2,017,139	6,899
*		3Com Corp.	3,177,856	6,737
*		Semtech Corp.	473,817	6,667
*		Net 1 UEPS Technologies, Inc.	273,890	6,656
*		Rofin-Sinar Technologies Inc.	218,050	6,585
*		FormFactor Inc.	338,990	6,248
*		TeleTech Holdings, Inc.	312,253	6,233
		Acxiom Corp.	541,566	6,223
		Imation Corp.	266,701	6,113
*		Checkpoint Systems, Inc.	292,206	6,101
*		Diodes Inc.	217,247	6,005
*		RF Micro Devices, Inc.	2,045,349	5,932
*		Cymer, Inc.	220,289	5,921
*	^	VeriFone Holdings, Inc.	490,951	5,867
*		Silicon Image, Inc.	805,454	5,840
*		Websense, Inc.	340,117	5,728
*		Electronics for Imaging, Inc.	391,438	5,715
*		TriQuint Semiconductor, Inc.	932,472	5,651
*		Tessera Technologies, Inc.	344,712	5,643
*		Advent Software, Inc.	156,254	5,638
		MAXIMUS, Inc.	161,552	5,625
*		Rogers Corp.	147,851	5,558
		Syntel, Inc.	163,028	5,497
*		The Ultimate Software Group, Inc.	152,735	5,442
*	^	UTStarcom, Inc.	992,088	5,427
*		Sanmina-SCI Corp.	4,153,191	5,316
*	^	L-1 Identity Solutions Inc.	395,235	5,265
*	^	TiVo Inc.	852,494	5,260
*		OmniVision Technologies, Inc.	434,445	5,252
		United Online, Inc.	523,383	5,250
*		Euronet Worldwide, Inc.	307,388	5,195
*		Littelfuse, Inc.	164,554	5,192
*		Powerwave Technologies, Inc.	1,221,354	5,191
*		Cabot Microelectronics Corp.	155,672	5,161
*		FEI Co.	222,197	5,062
*		Avid Technology, Inc.	295,639	5,023
*		RealNetworks, Inc.	753,196	4,971
		Technitrol, Inc.	291,793	4,958
*		ScanSource, Inc.	182,515	4,884
*		Entegris Inc.	744,153	4,874
*	^	Infinera Corp.	537,493	4,741
*		Ansoft Corp.	130,087	4,735
*		Brooks Automation, Inc.	561,337	4,642
*		Netlogic Microsystems Inc.	138,256	4,590
*		Riverbed Technology, Inc.	332,099	4,556
*		Commvault Systems, Inc.	272,924	4,541
*		TTM Technologies, Inc.	342,878	4,529
*		ACI Worldwide, Inc.	257,243	4,525
		MTS Systems Corp.	123,408	4,428
	^	Quality Systems, Inc.	151,098	4,424
*		MicroStrategy Inc.	66,717	4,320
*		Insight Enterprises, Inc.	362,565	4,253
*		Manhattan Associates, Inc.	178,600	4,238
	^	Heartland Payment Systems, Inc.	175,560	4,143
*		Blue Coat Systems, Inc.	289,393	4,083
		Daktronics, Inc.	201,788	4,070
*		S1 Corp.	535,236	4,052

*	Sapient Corp.	629,252	4,040
*	Cavium Networks, Inc.	191,976	4,031
	Micrel, Inc.	440,396	4,030
*	Sycamore Networks, Inc.	1,243,590	4,004
*	Forrester Research, Inc.	129,329	3,994

		AVX Corp.	348,322	3,940
*		Cogent Inc.	343,944	3,911
*	^	ANADIGICS, Inc.	393,565	3,877
*		SPSS, Inc.	106,540	3,875
*		Zoran Corp.	329,228	3,852
*		JDA Software Group, Inc.	211,374	3,826
*	^	Bankrate, Inc.	97,046	3,792
*		ComScore Inc.	171,745	3,747
*		Advanced Energy Industries, Inc.	273,519	3,747
*		Axcelis Technologies, Inc.	765,584	3,736
*		Cirrus Logic, Inc.	670,682	3,729
*		Veeco Instruments, Inc.	231,879	3,729
*		NETGEAR, Inc.	268,477	3,721
*		Ultratech, Inc.	239,203	3,712
*		ViaSat, Inc.	181,957	3,677
*	^	Sigma Designs, Inc.	259,522	3,605
*		Standard Microsystem Corp.	132,522	3,598
*		CSG Systems International, Inc.	324,992	3,581
*		Applied Micro Circuits Corp.	417,704	3,576
*		Stratasys, Inc.	191,540	3,536
*		DTS Inc.	112,126	3,512
*		Hittite Microwave Corp.	96,643	3,442
		Black Box Corp.	124,726	3,391
*		Data Domain, Inc.	141,990	3,313
*		DealerTrack Holdings Inc.	234,630	3,311
*		Monolithic Power Systems	150,840	3,261
*		Electro Scientific Industries, Inc.	228,530	3,238
*	^	Palm, Inc.	589,718	3,179
*		Actel Corp.	188,472	3,176
*	^	Echelon Corp.	289,679	3,157
*		Newport Corp.	276,099	3,145
*		EPIQ Systems, Inc.	218,919	3,109
*		Internet Capital Group Inc.	401,997	3,107
*	^	EMCORE Corp.	481,642	3,015
*		Kulicke & Soffa Industries, Inc.	413,408	3,014
*		The Knot, Inc.	307,596	3,008
*		RightNow Technologies Inc.	218,929	2,993
*		SonicWALL, Inc.	463,973	2,993
*		MSC Software Corp.	271,323	2,979
*		Greenfield Online, Inc.	199,387	2,975
*		Netezza Corp.	258,618	2,969
		InfoSpace, Inc.	353,411	2,944
*	^	Terremark Worldwide, Inc.	536,272	2,928
*		Tyler Technologies, Inc.	213,806	2,901
*		Novatel Wireless, Inc.	259,738	2,891
*		Pericom Semiconductor Corp.	193,529	2,872
*		TNS Inc.	119,824	2,871
*	^	LoopNet, Inc.	254,024	2,870
*		SYNNEX Corp.	113,707	2,853
*		Vocus, Inc.	88,463	2,846
*		FARO Technologies, Inc.	113,023	2,845
*		Spansion Inc. Class A	1,233,460	2,775
*		Brightpoint, Inc.	379,209	2,768
*	^	Finisar Corp.	2,309,577	2,748
*		Adaptec, Inc.	856,417	2,741
*		Switch and Data Inc.	161,006	2,735
*		Loral Space and Communications Ltd.	154,121	2,716
*		IXYS Corp.	221,657	2,647
*		Art Technology Group, Inc.	826,681	2,645
*	^	SAVVIS, Inc.	202,300	2,612
*		Gerber Scientific, Inc.	223,196	2,540

	Agilysys, Inc.	223,188	2,531
*	Volterra Semiconductor Corp.	146,019	2,520
*	OSI Systems Inc.	117,065	2,508
*	STEC Inc.	243,859	2,504
	Integral Systems, Inc.	64,465	2,495

*		VASCO Data Security International, Inc.	235,793	2,483
*	^	ParkerVision, Inc.	248,596	2,469
*		MRV Communications Inc.	2,072,232	2,466
		Park Electrochemical Corp.	100,976	2,455
*		Hughes Communications Inc.	49,925	2,451
*		Silicon Storage Technology, Inc.	865,864	2,398
*	^	Nextwave Wireless Inc.	590,148	2,384
*		Vignette Corp.	198,663	2,384
*		Global Cash Access, Inc.	347,504	2,384
*		Ixia	340,664	2,368
*		Extreme Networks, Inc.	831,922	2,363
*		Hypercom Corp.	529,995	2,332
*		Intervoice, Inc.	401,783	2,290
		CTS Corp.	226,998	2,281
*	^	Universal Display Corp.	185,124	2,281
*		Monotype Imaging Holdings Inc.	186,830	2,276
*		Entrust, Inc.	772,319	2,271
		Methode Electronics, Inc. Class A	216,558	2,263
*		Harris Stratex Networks, Inc. Class A	238,056	2,259
*		iGATE Corp.	277,588	2,257
*	^	Maxwell Technologies, Inc.	208,868	2,218
*		PROS Holdings, Inc.	196,075	2,202
*		Epicor Software Corp.	318,372	2,200
*		Supertex, Inc.	94,184	2,198
*		Ciber, Inc.	350,991	2,180
*		Hutchinson Technology, Inc.	162,150	2,179
*	^	Comverge Inc.	154,706	2,163
*		Photon Dynamics, Inc.	143,242	2,160
*	^	Starent Networks Corp.	169,930	2,138
*		KEMET Corp.	659,555	2,137
*		Intevac, Inc.	188,898	2,131
*		Taleo Corp. Class A	107,827	2,112
*		DG FastChannel Inc.	121,040	2,088
*		CMGI, Inc.	196,574	2,084
*		Exar Corp.	272,639	2,056
*	^	NVE Corp.	64,801	2,052
*		Kenexa Corp.	108,807	2,050
*		GSI Commerce, Inc.	149,522	2,038
*	^	Orbcomm, Inc.	355,612	2,027
*		3PAR, Inc.	258,395	2,026
*		Symyx Technologies, Inc.	286,570	2,000
*		Interwoven Inc.	165,450	1,987
*		SupportSoft, Inc.	606,594	1,971
*		Bottomline Technologies, Inc.	202,262	1,968
*		Lattice Semiconductor Corp.	626,021	1,959
*		FalconStor Software, Inc.	275,969	1,954
*		Avanex Corp.	1,727,764	1,952
*		DivX, Inc.	265,473	1,949
*	^	Multi-Fineline Electronix, Inc.	70,345	1,946
*		Magma Design Automation, Inc.	319,247	1,938
*	^	Synchronoss Technologies, Inc.	213,116	1,924
*		Phoenix Technologies Ltd.	174,711	1,922
*		Bookham, Inc.	1,130,731	1,911
*		Symmetricom Inc.	493,157	1,894
*		Telecommunication Systems, Inc.	407,864	1,888
*		KVH Industries, Inc.	226,676	1,888
*		Secure Computing Corp.	455,760	1,887
*		Tumbleweed Communications Corp.	719,814	1,886
*		Integrated Silicon Solution, Inc.	339,016	1,885
*		Digimarc Corp.	131,157	1,857
		NIC Inc.	271,081	1,851

	^	Imergent, Inc.	155,877	1,846
*		Rackable Systems Inc.	135,917	1,821
*		LeCroy Corp.	203,816	1,818
*		SI International Inc.	86,814	1,818
*	^	Limelight Networks Inc.	474,904	1,814

	^	Marchex, Inc.	145,976	1,798
*		SiRF Technology Holdings, Inc.	408,414	1,764
*		EMS Technologies, Inc.	80,706	1,763
*		ExlService Holdings, Inc.	123,496	1,733
*		Constant Contact, Inc.	90,901	1,713
*		RadiSys Corp.	188,288	1,706
		Cohu, Inc.	115,233	1,692
*		NetScout Systems, Inc.	157,601	1,683
		Electro Rent Corp.	134,213	1,683
*		Lionbridge Technologies, Inc.	650,427	1,678
*	^	Zix Corp.	602,905	1,676
*		Ness Technologies Inc.	165,395	1,674
*		LTX Corp.	742,383	1,633
*		Move, Inc.	700,789	1,633
		Bel Fuse, Inc. Class B	65,967	1,630
*		SourceForge Inc.	1,001,107	1,602
*		Chordiant Software, Inc.	318,259	1,591
*		Advanced Analogic Technologies, Inc.	383,610	1,584
*		Oplink Communications, Inc.	164,670	1,581
		PC-Tel, Inc.	164,587	1,578
*		Mattson Technology, Inc.	331,171	1,576
*		AsiaInfo Holdings, Inc.	133,100	1,573
*		Credence Systems Corp.	1,207,854	1,570
*		Excel Technology, Inc.	70,021	1,563
*		Actuate Software Corp.	389,970	1,525
*		Keynote Systems Inc.	118,294	1,524
*		DSP Group Inc.	215,547	1,509
*		Photronics, Inc.	212,372	1,495
*		Techwell, Inc.	119,611	1,474
*		Dynamics Research Corp.	139,611	1,466
*		Trident Microsystems, Inc.	395,621	1,444
*		Virage Logic Corp.	200,609	1,436
*	^	Aruba Networks, Inc.	273,233	1,429
*		Cogo Group, Inc.	155,704	1,418
*	^	Sonic Solutions, Inc.	237,745	1,417
*		Smith Micro Software, Inc.	247,147	1,409
*		Digi International, Inc.	178,578	1,402
*		LoJack Corp.	175,637	1,398
*		Mercury Computer Systems, Inc.	185,299	1,395
*		Catapult Communications Corp.	194,991	1,388
*		Globecomm Systems, Inc.	167,985	1,388
*		GSI Group, Inc.	176,957	1,373
*		Smart Modular Technologies Inc.	357,748	1,370
*		Kopin Corp.	477,253	1,370
*		OpNext, Inc.	254,194	1,368
*		Anaren, Inc.	129,016	1,364
*		Safeguard Scientifics, Inc.	1,097,825	1,361
*	^	Transmeta Corp.	98,129	1,355
*		Radiant Systems, Inc.	126,188	1,354
*		Online Resources Corp.	159,992	1,336
*		Rimage Corp.	107,621	1,333
*		Microtune, Inc.	378,848	1,311
*		The Hackett Group Inc.	228,179	1,310
*		IPG Photonics Corp.	68,197	1,283
*		Rudolph Technologies, Inc.	165,753	1,276
*		Startek, Inc.	135,691	1,275
*		Perficient, Inc.	130,762	1,263
*		iPass Inc.	608,767	1,260
*		SuccessFactors Inc.	114,863	1,258
*		DDi Corp.	208,774	1,255
		Pegasystems Inc.	90,269	1,215

*	Zygo Corp.	123,198	1,211
*	Nu Horizons Electronics Corp.	248,050	1,206
*	AuthenTec, Inc.	114,989	1,198
*	Neutral Tandem, Inc.	68,278	1,195
*	Captaris Inc.	293,124	1,187

*	^	NetSuite Inc.	57,966	1,187
*		Ramtron International Corp.	279,301	1,176
*		MoSys, Inc.	235,920	1,158
*		Asyst Technologies, Inc.	324,240	1,158
		infoGROUP, Inc.	261,985	1,150
*		Liquidity Services, Inc.	99,574	1,148
*		Telular Corp.	295,184	1,128
*	^	TranSwitch Corp.	1,188,770	1,094
*		Radyne Comstream Inc.	94,957	1,085
*		PC Connection, Inc.	115,082	1,071
*		Double-Take Software Inc.	77,107	1,059
*		Sumtotal Systems Inc.	225,925	1,057
		Keithley Instruments Inc.	110,902	1,054
*		BigBand Networks Inc.	222,265	1,051
*		CyberOptics Corp.	105,967	1,040
		American Software, Inc. Class A	179,090	1,010
*	^	Mindspeed Technologies, Inc.	1,173,602	1,010
*	^	Internap Network Services Corp.	213,535	999
*		RAE Systems, Inc.	696,498	996
*		Presstek, Inc.	200,422	994
*		Ceva, Inc.	124,277	990
*		PLX Technology, Inc.	128,843	983
*		SRS Labs, Inc.	151,754	979
*		OPNET Technologies, Inc.	108,435	976
		TheStreet.com, Inc.	149,172	971
*		TechTeam Global, Inc.	90,812	971
*		LivePerson, Inc.	344,062	967
*		OpenTV Corp.	733,483	961
*		Measurement Specialties, Inc.	54,611	961
*		TransAct Technologies Inc.	115,944	960
*		SM&A Corp.	196,013	935
		Gevity HR, Inc.	172,188	926
*		SeaChange International, Inc.	123,486	884
*	^	WebMD Health Corp. Class A	31,480	878
*		i2 Technologies, Inc.	70,593	877
*		Digital Angel Corp.	1,146,549	871
		MoneyGram International, Inc.	944,494	859
*	^	Isilon Systems Inc.	193,428	859
*	^	Research Frontiers, Inc.	132,837	838
*		White Electronic Designs Corp.	182,117	836
*		California Micro Devices Corp.	267,337	831
*		Semitool, Inc.	110,471	830
*		Ultra Clean Holdings, Inc.	103,930	827
*		PAR Technology Corp.	109,438	817
		Richardson Electronics, Ltd.	136,480	809
*		Soapstone Networks Inc.	210,515	806
*		Immersion Corp.	116,986	797
	^	Renaissance Learning, Inc.	70,988	796
*		Rainmaker Systems, Inc.	271,462	795
*		Performance Technologies, Inc.	156,625	793
*		Edgewater Technology, Inc.	163,133	785
*		Catalyst Semiconductor, Inc.	180,531	783
*		Interactive Intelligence Inc.	66,756	777
*		Saba Software, Inc.	238,530	766
*		Lasercard Corp.	160,150	764
*		Callidus Software Inc.	152,580	763
*		Zhone Technologies	951,565	742
*		Website Pros, Inc.	89,099	742
*		Eagle Test Systems, Inc.	65,625	735
*		MIPS Technologies, Inc.	195,718	734
*		Entropic Communications Inc.	149,326	709

*		Conexant Systems, Inc.	157,018	707
*		Quantum Corp.	511,352	690
*		Datalink Corp.	147,869	683
*		Computer Task Group, Inc.	133,387	683
*	^	On2 Technologies, Inc.	1,106,806	675

*		Aware, Inc.	223,097	674
*		Dot Hill Systems Corp.	263,225	666
*	^	BearingPoint, Inc.	803,803	659
		Cass Information Systems, Inc.	20,392	653
*		Napster, Inc.	450,247	639
*		Tollgrade Communications, Inc.	138,798	623
*		LookSmart, Ltd.	153,061	615
*		PDF Solutions, Inc.	102,133	608
*	^	Network Equipment Technologies, Inc.	167,744	595
*		Autobytel Inc.	418,439	594
*		NMS Communications Corp.	535,215	594
*		ActivIdentity Corp.	217,097	593
*		I.D. Systems, Inc.	90,202	581
*		Concurrent Computer Corp.	847,926	577
*		hi/fn, Inc.	124,867	576
*	^	Access Intergrated Technologies Inc.	272,266	574
*		Ikanos Communications, Inc.	170,347	574
*		ESS Technology, Inc.	347,656	567
*		Cray, Inc.	118,024	548
*		BSQUARE Corp.	112,094	541
*		Endwave Corp.	84,919	539
*		ShoreTel, Inc.	121,891	539
*		Spectrum Control, Inc.	62,787	515
		QAD Inc.	75,393	510
*		Travelzoo, Inc.	56,670	486
*		Pervasive Software Inc.	110,723	473
*		EFJ, Inc.	264,692	463
*	^	X-Rite Inc.	180,715	463
*		Acme Packet, Inc.	55,300	429
*		Kintera Inc.	375,103	416
*		GSE Systems, Inc.	45,811	408
		Openwave Systems Inc.	272,057	405
		Frequency Electronics, Inc.	60,216	397
*		Enliven Marketing Technologies Corp.	471,337	396
*		Westell Technologies, Inc.	278,068	375
*		Planar Systems, Inc.	143,430	373
*		Super Micro Computer Inc.	49,723	367
*		Network Engines, Inc.	310,753	364
*		QuickLogic Corp.	216,214	361
*		InFocus Corp.	238,345	358
*		Calamp Corp.	173,611	356
*		Ditech Networks Inc.	163,458	351
*		COMARCO, Inc.	94,810	345
*		SCM Microsystems, Inc.	111,648	335
*	^	American Technology Corp.	178,297	330
*	^	Convera Corp.	227,551	323
*		Leadis Technology Inc.	191,644	307
*		Rubicon Technology, Inc.	14,682	298
		Bel Fuse, Inc. Class A	10,580	296
*		Evolving Systems, Inc.	124,707	283
*		Ebix, Inc.	3,500	272
*		Video Display Corp.	35,665	269
*		PLATO Learning, Inc.	99,919	265
*		Cherokee International Corp.	149,242	264
*	^	Telkonet, Inc.	454,738	255
*		Airspan Networks Inc.	325,387	244
*		FSI International, Inc.	172,534	231
*		iGo, Inc.	183,415	231
*		GTSI Corp.	30,134	228
*		Nanometrics Inc.	38,340	223
*		Miva Inc.	209,629	222

*	Selectica, Inc.	161,391	218
*	Dice Holdings Inc.	26,288	217
*	Newtek Business Services, Inc.	201,851	204
*	Analysts International Corp.	146,421	201
*	Merix Corp.	83,404	192

*		Management Network Group Inc.	126,767	183
*	^	Wave Systems Corp. Class A	183,885	182
*		Entertainment Distribution Company Inc.	356,838	175
*	^	Silicon Graphics Inc.	28,283	161
*		Lantronix, Inc.	209,434	140
*		Intraware, Inc.	32,054	135
*		Wireless Telecom Group, Inc.	98,330	128
*		Overland Storage, Inc.	105,681	124
*		Jupitermedia Corp.	87,870	123
*		Allen Organ Co. Escrow Shares	11,462	118
*		NCI, Inc.	5,094	117
*		Intelli-Check Inc.	47,951	97
*	^	Superconductor Technologies Inc.	30,270	69
*	^	FOCUS Enhancements, Inc.	285,800	68
*		Centillium Communications, Inc.	91,743	60
*		Henry Bros. Electronics, Inc.	9,700	57
*		Pixelworks, Inc.	30,119	53
*		Atari, Inc.	21,814	36
*		AuthentiDate Holding Corp.	88,943	35
*	^	Mechanical Technology Inc.	24,067	30
*		Channell Commercial Corp.	21,061	22
*		NeoMagic Corp.	63,281	22
*		Borland Software Corp.	6,340	9
*		CNET Networks, Inc.	118	1
*		ISCO International, Inc.	10,333	1
				17,506,579
Materials (4.4%)
		Monsanto Co.	4,073,618	515,068
		Freeport-McMoRan Copper & Gold, Inc. Class B	2,839,091	332,713
		E.I. du Pont de Nemours & Co.	6,685,444	286,739
		Dow Chemical Co.	6,984,709	243,836
		Praxair, Inc.	2,328,681	219,455
		Alcoa Inc.	6,053,720	215,633
		Nucor Corp.	2,330,917	174,050
		Newmont Mining Corp. (Holding Co.)	3,239,941	168,995
*		The Mosaic Co.	1,152,876	166,821
		United States Steel Corp.	875,720	161,816
		Air Products & Chemicals, Inc.	1,594,159	157,599
		Weyerhaeuser Co.	1,618,775	82,784
		Cleveland-Cliffs Inc.	671,576	80,045
		International Paper Co.	3,023,545	70,449
		PPG Industries, Inc.	1,217,829	69,867
		CF Industries Holdings, Inc.	397,339	60,713
		Ecolab, Inc.	1,378,266	59,252
		AK Steel Holding Corp.	831,934	57,403
		Sigma-Aldrich Corp.	961,928	51,809
		Celanese Corp. Series A	1,124,242	51,333
*		Owens-Illinois, Inc.	1,165,462	48,588
	^	Vulcan Materials Co.	803,393	48,027
		Steel Dynamics, Inc.	1,191,700	46,560
		Rohm & Haas Co.	946,543	43,957
		FMC Corp.	530,623	41,091
		Eastman Chemical Co.	593,462	40,866
		Allegheny Technologies Inc.	675,416	40,039
		Reliance Steel & Aluminum Co.	501,193	38,637
		Terra Industries, Inc.	674,852	33,304
		Ball Corp.	688,969	32,891
		Commercial Metals Co.	866,851	32,680
		Airgas, Inc.	551,953	32,229
	^	Martin Marietta Materials, Inc.	306,865	31,788
*		Crown Holdings, Inc.	1,191,853	30,976

MeadWestvaco Corp.	1,293,013	30,825
Lubrizol Corp.	509,008	23,582
Sonoco Products Co.	739,907	22,900
Sealed Air Corp.	1,201,769	22,846

		Albemarle Corp.	570,085	22,752
		Nalco Holding Co.	1,045,058	22,103
		AptarGroup Inc.	508,101	21,315
		International Flavors & Fragrances, Inc.	542,273	21,181
*		Domtar Corp.	3,840,609	20,931
*		Pactiv Corp.	970,598	20,606
		Ashland, Inc.	421,102	20,297
		Compass Minerals International, Inc.	240,681	19,389
		RPM International, Inc.	905,730	18,658
		Schnitzer Steel Industries, Inc. Class A	161,577	18,517
		Cytec Industries, Inc.	336,702	18,370
		Bemis Co., Inc.	747,749	16,765
		Packaging Corp. of America	776,795	16,709
*		Century Aluminum Co.	244,093	16,230
		Carpenter Technology Corp.	341,374	14,901
		Olin Corp.	555,907	14,554
		Huntsman Corp.	1,221,382	13,924
		Hercules, Inc.	804,209	13,615
		Valspar Corp.	710,357	13,433
		Titanium Metals Corp.	889,244	12,441
*		W.R. Grace & Co.	522,927	12,284
		Cabot Corp.	484,554	11,780
*		Rockwood Holdings, Inc.	327,459	11,396
		Greif Inc. Class A	177,473	11,364
*	^	Coeur d'Alene Mines Corp.	3,699,880	10,730
		Chemtura Corp.	1,800,652	10,516
		Worthington Industries, Inc.	510,348	10,462
		Silgan Holdings, Inc.	197,117	10,002
		Texas Industries, Inc.	173,376	9,732
		Sensient Technologies Corp.	336,829	9,485
		H.B. Fuller Co.	421,965	9,469
		Minerals Technologies, Inc.	143,074	9,098
		Temple-Inland Inc.	793,043	8,938
*	^	Hecla Mining Co.	910,255	8,429
		Eagle Materials, Inc.	325,117	8,235
		Rock-Tenn Co.	270,639	8,116
*		Smurfit-Stone Container Corp.	1,908,551	7,768
*		OM Group, Inc.	224,960	7,376
		Royal Gold, Inc.	229,743	7,205
*		RTI International Metals, Inc.	194,732	6,936
		Louisiana-Pacific Corp.	770,056	6,538
		NewMarket Corp.	98,501	6,524
		Kaiser Aluminum Corp.	114,366	6,122
		Scotts Miracle-Gro Co.	331,780	5,829
		Arch Chemicals, Inc.	172,538	5,720
*	^	Esmark, Inc.	285,452	5,458
		Ferro Corp.	286,380	5,372
		Olympic Steel, Inc.	69,154	5,250
		Koppers Holdings, Inc.	121,989	5,108
*	^	Zoltek Cos., Inc.	210,223	5,098
*		PolyOne Corp.	727,949	5,074
		Deltic Timber Corp.	88,169	4,718
		AMCOL International Corp.	164,029	4,668
		Glatfelter	343,719	4,644
*		Haynes International, Inc.	76,852	4,423
*	^	Stillwater Mining Co.	356,676	4,219
*	^	Calgon Carbon Corp.	272,224	4,209
*		Headwaters Inc.	318,473	3,748
		A. Schulman Inc.	159,152	3,665
*	^	AbitibiBowater, Inc.	374,892	3,498
*		Brush Engineered Materials Inc.	135,116	3,300

*		Horsehead Holding Corp.	257,902	3,136
*	^	General Moly, Inc.	383,835	3,021
		Zep, Inc.	202,553	3,014
		Innospec, Inc.	159,058	2,993
		A.M. Castle & Co.	104,600	2,993

		Quaker Chemical Corp.	110,507	2,946
		Balchem Corp.	124,593	2,882
		Wausau Paper Corp.	369,510	2,849
*	^	Apex Silver Mines Ltd.	577,228	2,834
*	^	Flotek Industries, Inc.	132,134	2,725
		Innophos Holdings Inc.	76,209	2,435
*		Buckeye Technology, Inc.	280,466	2,373
		Spartech Corp.	227,376	2,144
		Neenah Paper Inc.	121,878	2,037
*		American Pacific Corp.	113,251	1,952
		Stepan Co.	41,153	1,877
		Great Northern Iron Ore Properties	16,193	1,820
		Schweitzer-Mauduit International, Inc.	105,524	1,778
	^	Westlake Chemical Corp.	105,959	1,575
*		Universal Stainless & Alloy Products, Inc.	41,982	1,555
		Myers Industries, Inc.	190,247	1,551
*	^	Altair Nanotechnology Inc.	883,693	1,502
		NL Industries, Inc.	157,594	1,502
*		Graphic Packaging Holding Co.	743,437	1,502
*		Omnova Solutions Inc.	509,404	1,416
*		LSB Industries, Inc.	69,991	1,386
*		GenTek, Inc.	50,084	1,347
		Penford Corp.	86,820	1,292
	^	American Vanguard Corp.	103,364	1,271
*		ICO, Inc.	175,473	1,056
*		Maxxam Inc.	40,462	1,027
*	^	Mercer International Inc.	136,510	1,021
*		U.S. Concrete, Inc.	198,006	943
*		Allied Nevada Gold Corp.	153,464	904
*		Landec Corp.	137,474	889
*		AEP Industries, Inc.	47,803	830
		Hawkins, Inc.	53,520	801
*		Constar International Inc.	305,040	766
*		Material Sciences Corp.	88,953	721
		U.S. Energy Corp.	204,919	631
		Tronox Inc.	176,881	559
		Tronox Inc. Class B	152,929	462
*	^	Nonophase Technologies Corp.	196,393	454
*		Caraustar Industries, Inc.	123,736	360
*		U.S. Gold Corp.	129,100	300
	^	Georgia Gulf Corp.	90,708	263
*		Chesapeake Corp. of Virginia	43,588	102
*		Continental Materials Corp.	3,500	79
*		Rock of Ages Corp.	17,900	59
				4,591,298
Telecommunication Services (3.0%)
		AT&T Inc.	44,867,315	1,511,580
		Verizon Communications Inc.	21,386,616	757,086
		Sprint Nextel Corp.	20,585,729	195,564
*		American Tower Corp. Class A	3,008,695	127,117
*		Crown Castle International Corp.	1,987,323	76,969
*		NII Holdings Inc.	1,263,080	59,984
		Embarq Corp.	1,136,062	53,702
	^	Qwest Communications International Inc.	11,825,545	46,474
		Windstream Corp.	3,547,314	43,774
*	^	Level 3 Communications, Inc.	11,428,456	33,714
		CenturyTel, Inc.	780,103	27,764
		Citizens Communications Co.	2,438,461	27,652
*		Metropcs Communications Inc.	1,550,526	27,460
*		SBA Communications Corp.	726,390	26,157
		Telephone & Data Systems, Inc.	529,541	25,031

*	^	Leap Wireless International, Inc.	405,903	17,523
*		TW telecom, Inc.	1,037,987	16,639
		Telephone & Data Systems, Inc. - Special Common Shares	256,761	11,323

*		U.S. Cellular Corp.	143,633	8,122
*		Cincinnati Bell Inc.	1,862,048	7,411
*		Premiere Global Services, Inc.	455,888	6,647
*		Centennial Communications Corp. Class A	766,471	5,358
	^	FairPoint Communications, Inc.	741,058	5,343
*	^	Clearwire Corp.	372,990	4,834
*		Syniverse Holdings Inc.	290,612	4,708
*		Cogent Communications Group, Inc.	331,363	4,440
*		Rural Cellular Corp. Class A	91,975	4,094
		Alaska Communications Systems Holdings, Inc.	333,735	3,985
		Iowa Telecommunications Services Inc.	213,090	3,753
		NTELOS Holdings Corp.	147,203	3,735
*		PAETEC Holding Corp.	501,530	3,185
		Consolidated Communications Holdings, Inc.	203,161	3,025
*		ICO Global Communications (Holdings) Ltd.	872,350	2,844
*		iPCS, Inc.	89,614	2,655
*	^	Global Crossing Ltd.	144,473	2,592
*		Cbeyond Inc.	152,578	2,444
*	^	TerreStar Corp.	591,716	2,355
*		General Communication, Inc.	322,826	2,218
*	^	Fibertower Corp.	1,316,695	1,843
		Atlantic Tele-Network, Inc.	65,896	1,813
		Shenandoah Telecommunications Co.	126,452	1,646
*	^	Vonage Holdings Corp.	916,614	1,522
		Hickory Tech Corp.	161,940	1,339
*		Kratos Defense & Security Inc.	557,521	1,093
		Arbinet Holdings, Inc.	251,630	979
*		iBasis, Inc.	260,596	855
		SureWest Communications	101,236	853
*	^	8X8 Inc.	725,052	827
		Warwick Valley Telephone Co.	74,807	790
		D&E Communications, Inc.	62,105	552
*		Globalstar, Inc.	166,367	471
		IDT Corp. Class B	207,491	353
		USA Mobility, Inc.	43,395	328
*		LCC International, Inc. Class A	105,976	102
		IDT Corp.	64,834	98
				3,184,725
Utilities (4.2%)
		Exelon Corp.	4,915,285	442,179
		Dominion Resources, Inc.	4,273,165	202,933
		Southern Co.	5,684,590	198,506
		FPL Group, Inc.	2,876,888	188,666
		FirstEnergy Corp.	2,266,062	186,565
		Public Service Enterprise Group, Inc.	3,779,718	173,602
		Entergy Corp.	1,435,494	172,948
		Duke Energy Corp.	9,373,965	162,920
		PPL Corp.	2,766,774	144,619
		American Electric Power Co., Inc.	2,976,640	119,750
		Edison International	2,300,922	118,221
		Constellation Energy Group, Inc.	1,322,657	108,590
		PG&E Corp.	2,686,535	106,629
		Sempra Energy	1,845,403	104,173
*		AES Corp.	4,975,004	95,570
		Questar Corp.	1,284,537	91,254
		Consolidated Edison Inc.	2,022,994	79,079
		Progress Energy, Inc.	1,830,464	76,568
*		NRG Energy, Inc.	1,669,780	71,634
		Ameren Corp.	1,548,471	65,392
		Xcel Energy, Inc.	3,190,194	64,027
*		Mirant Corp.	1,616,909	63,302

	Equitable Resources, Inc.	916,299	63,280
	Allegheny Energy, Inc.	1,243,095	62,291
*	Reliant Energy, Inc.	2,567,464	54,610
	DTE Energy Co.	1,206,124	51,188

		MDU Resources Group, Inc.	1,288,577	44,920
		Energen Corp.	506,293	39,506
		Wisconsin Energy Corp.	869,302	39,310
		CenterPoint Energy Inc.	2,311,886	37,106
		Pepco Holdings, Inc.	1,440,504	36,949
		NiSource, Inc.	2,038,537	36,531
		ONEOK, Inc.	735,368	35,908
		TECO Energy, Inc.	1,566,684	33,668
		National Fuel Gas Co.	559,095	33,255
*		Dynegy, Inc.	3,719,858	31,805
		SCANA Corp.	824,139	30,493
		Northeast Utilities	1,153,458	29,448
		Energy East Corp.	1,177,104	29,098
		Integrys Energy Group, Inc.	568,483	28,896
		Alliant Energy Corp.	821,593	28,148
		NSTAR	794,621	26,874
		CMS Energy Corp.	1,675,327	24,962
		Puget Energy, Inc.	964,927	23,149
		Pinnacle West Capital Corp.	747,362	22,996
		UGI Corp. Holding Co.	793,896	22,793
		DPL Inc.	845,458	22,303
		Sierra Pacific Resources	1,740,308	22,119
		Southern Union Co.	803,391	21,708
		OGE Energy Corp.	682,789	21,651
		AGL Resources Inc.	568,635	19,663
		Atmos Energy Corp.	669,361	18,454
		ITC Holdings Corp.	360,840	18,443
		Vectren Corp.	568,162	17,732
		Westar Energy, Inc.	780,022	16,778
		Great Plains Energy, Inc.	641,520	16,218
	^	Aqua America, Inc.	993,094	15,860
		Hawaiian Electric Industries Inc.	621,274	15,364
		Nicor Inc.	336,176	14,318
		Piedmont Natural Gas, Inc.	546,124	14,287
		WGL Holdings Inc.	367,913	12,781
*		Aquila, Inc.	2,802,961	10,567
		Portland General Electric Co.	468,187	10,544
		Cleco Corp.	450,418	10,508
		New Jersey Resources Corp.	312,574	10,206
		IDACORP, Inc.	336,709	9,728
		Southwest Gas Corp.	319,115	9,487
		Northwest Natural Gas Co.	197,064	9,116
		Black Hills Corp.	281,896	9,038
		Avista Corp.	397,873	8,538
		South Jersey Industries, Inc.	221,590	8,279
		ALLETE, Inc.	196,812	8,266
		UniSource Energy Corp.	264,897	8,214
		Ormat Technologies Inc.	152,892	7,519
		NorthWestern Corp.	287,727	7,314
		PNM Resources Inc.	566,725	6,778
*		El Paso Electric Co.	330,207	6,538
		UIL Holdings Corp.	186,370	5,481
		The Laclede Group, Inc.	129,999	5,248
		American States Water Co.	142,892	4,993
		California Water Service Group	142,945	4,684
		MGE Energy, Inc.	134,603	4,391
		CH Energy Group, Inc.	104,895	3,731
		Empire District Electric Co.	197,010	3,653
	^	EnergySouth, Inc.	68,205	3,346
	^	SJW Corp.	124,029	3,274
	^	Consolidated Water Co., Ltd.	117,557	2,328

Southwest Water Co.	212,459	2,129
Connecticut Water Services, Inc.	90,341	2,024
Central Vermont Public Service Corp.	95,963	1,859
Middlesex Water Co.	100,156	1,662
Chesapeake Utilities Corp.	63,044	1,621

*		Maine & Maritimes Corp.	27,084	1,148
		The York Water Co.	73,479	1,071
*		Synthesis Energy Systems, Inc.	117,175	1,055
*	^	Cadiz Inc.	48,922	789
		Unitil Corp.	15,007	407
*		Renegy Holdings, Inc.	10,943	41
				4,367,565
Total Common Stocks (Cost $95,949,816)				104,078,175
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.1%)
2		Vanguard Market Liquidity Fund, 2.405%	790,031,977	790,032
2		Vanguard Market Liquidity Fund, 2.405%	1,388,984,785	1,388,985
				2,179,017

			Face
			Amount
			($000)
U.S.		Agency Obligations (0.0%)
3		Federal Home Loan Bank
4		2.076%, 7/30/2008	20,000	19,965
3		Federal Home Loan Mortgage Corp.
4		2.231%, 8/29/2008	10,000	9,963
Total Temporary Cash Investments (Cost $2,208,947)				2,208,945
Total Investments (101.6%) (Cost $98,158,763)				106,287,120
Other Assets and Liabilities—Net (–1.6%)				(1,720,937)
Net Assets (100%)				104,566,183

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

4  Securities with a value of $29,928,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

© 2008 Vanguard Group. Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA852 082008

Vanguard® U.S. Stock Index Funds

Large-Cap Index Fund

Statement of Net Assets (unaudited)

As of June 30, 2008

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (8.4%)
	McDonald’s Corp.	213,729	12,016
	The Walt Disney Co.	331,832	10,353
	Time Warner, Inc.	663,204	9,815
	Home Depot, Inc.	313,133	7,334
	Comcast Corp. Class A	361,455	6,857
	Target Corp.	144,481	6,717
	Lowe’s Cos., Inc.	270,161	5,606
	News Corp., Class A	336,478	5,061
*	Amazon.com, Inc.	58,044	4,256
	NIKE, Inc. Class B	69,225	4,126
*	DIRECTV Group, Inc.	127,786	3,311
	Comcast Corp.
	Special Class A	175,741	3,297
	Johnson Controls, Inc.	110,222	3,161
*	Viacom Inc. Class B	102,716	3,137
	Staples, Inc.	131,306	3,119
	Yum! Brands, Inc.	88,182	3,094
	Clear Channel
	Communications, Inc.	87,813	3,091
	Carnival Corp.	81,121	2,674
	Omnicom Group Inc.	59,477	2,669
	Best Buy Co., Inc.	66,167	2,620
	TJX Cos., Inc.	80,968	2,548
	The McGraw-Hill Cos., Inc.	61,084	2,451
*	Liberty Media Corp.	91,483	2,217
*	Kohl’s Corp.	55,258	2,213
	CBS Corp.	110,311	2,150
*	Starbucks Corp.	134,326	2,114
*	Coach, Inc.	65,194	1,883
	Fortune Brands, Inc.	28,541	1,781
	The Gap, Inc.	97,349	1,623
	Harley-Davidson, Inc.	44,216	1,603
*	Liberty Media Corp.–
	Interactive Series A	107,474	1,586
*	Ford Motor Co.	320,698	1,543
	Macy’s Inc.	77,691	1,509
	International

	Game Technology	57,933	1,447
	J.C. Penney Co., Inc.
	(Holding Co.)	38,985	1,415
	Starwood Hotels &
	Resorts Worldwide, Inc.	34,876	1,397
	Marriott International, Inc.
	Class A	52,426	1,376
*	Bed Bath & Beyond, Inc.	48,453	1,362
	H & R Block, Inc.	60,133	1,287
	News Corp., Class B	81,501	1,251
	Genuine Parts Co.	31,142	1,236
*	Apollo Group, Inc. Class A	26,243	1,162
	VF Corp.	16,316	1,161
	Mattel, Inc.	66,863	1,145
*	GameStop Corp. Class A	28,293	1,143
*	DISH Network Corp.	38,854	1,138
*	Discovery Holding Co. Class A	49,749	1,092
*^	Sears Holdings Corp.	14,052	1,035
	Tiffany & Co.	25,060	1,021
	Abercrombie & Fitch Co.	15,941	999
*	AutoZone Inc.	8,190	991
*	Liberty Global, Inc. Class A	31,502	990
	Limited Brands, Inc.	58,721	989
	Tim Hortons, Inc.	34,310	984
*	Cablevision Systems
	NY Group Class A	42,682	965
	^General Motors Corp.	83,835	964
	BorgWarner, Inc.	21,491	954
	^Garmin Ltd.	22,037	944
*	Las Vegas Sands Corp.	19,770	938
	Wynn Resorts Ltd.	11,488	935
*	Liberty Global, Inc. Series C	30,582	928
	Nordstrom, Inc.	30,636	928
	Gannett Co., Inc.	42,571	923
	Sherwin-Williams Co.	19,682	904

1

			Market
			Value•
		Shares	($000)
	Ross Stores, Inc.	25,000	888
*	Time Warner Cable, Inc.	33,423	885
	Newell Rubbermaid, Inc.	51,606	866
	Whirlpool Corp.	13,996	864
	Hasbro, Inc.	23,652	845
	Darden Restaurants Inc.	25,409	812
	Eastman Kodak Co.	54,243	783
*	Priceline.com, Inc.	6,721	776
*	The Goodyear Tire &
	Rubber Co.	42,248	753
*	Interpublic Group
	of Cos., Inc.	87,166	750
	Virgin Media Inc.	51,573	702
*^	Mohawk Industries, Inc.	10,823	694
	E.W. Scripps Co. Class A	16,312	678
	Polo Ralph Lauren Corp.	10,793	678
	Advance Auto Parts, Inc.	17,413	676
	Washington Post Co. Class B	1,152	676
*	Expedia, Inc.	36,680	674
*	IAC/InterActiveCorp	34,943	674
*	Urban Outfitters, Inc.	21,419	668
	Black & Decker Corp.	11,250	647
*	MGM Mirage, Inc.	18,786	637
	Autoliv, Inc.	13,534	631
*	ITT Educational
	Services, Inc.	7,563	625
	Wyndham Worldwide Corp.	32,943	590
	The Stanley Works	13,093	587
	Royal Caribbean Cruises, Ltd.	26,013	585
	D. R. Horton, Inc.	53,353	579
*^	CarMax, Inc.	40,396	573
*	Office Depot, Inc.	51,348	562
*	Dollar Tree, Inc.	17,012	556
	Leggett & Platt, Inc.	30,947	519
	WABCO Holdings Inc.	11,156	518
	Family Dollar Stores, Inc.	25,304	505
*	Lamar Advertising Co.
	Class A	13,682	493
	American Eagle
	Outfitters, Inc.	35,528	484
	PetSmart, Inc.	24,260	484
*^	Sirius Satellite Radio, Inc.	247,701	476
*	Toll Brothers, Inc.	25,211	472
	Burger King Holdings Inc.	17,412	466
*	O’Reilly Automotive, Inc.	20,771	464
	Wendy’s International, Inc.	16,702	455
	Harman International
	Industries, Inc.	10,639	440
*	Penn National Gaming, Inc.	13,590	437
*	XM Satellite
	Radio Holdings, Inc.	55,607	436
	Pulte Homes, Inc.	41,098	396
	New York Times Co. Class A	25,684	395
	Guess ?, Inc.	10,543	395
	Foot Locker, Inc.	29,253	364
*	NVR, Inc.	728	364
	Brinker International, Inc.	18,712	354
	Williams-Sonoma, Inc.	16,674	331

	Centex Corp.	23,162	310
	Lennar Corp. Class A	24,573	303
	RadioShack Corp.	23,736	291
	Liz Claiborne, Inc.	18,957	268
*	AutoNation, Inc.	24,950	250
	KB Home	14,719	249
	Weight Watchers
	International, Inc.	6,653	237
*	CTC Media, Inc.	8,458	209
	Boyd Gaming Corp.	11,079	139
*	Clear Channel Outdoor
	Holdings, Inc. Class A	7,570	135
			194,092
Consumer Staples (10.1%)
	The Procter & Gamble Co.	570,817	34,711
	Wal-Mart Stores, Inc.	445,756	25,051
	The Coca-Cola Co.	387,998	20,168
	Philip Morris International Inc.	390,698	19,297
	PepsiCo, Inc.	297,236	18,901
	CVS/Caremark Corp.	265,677	10,513
	Anheuser-Busch Cos., Inc.	136,072	8,453
	Kraft Foods Inc.	284,528	8,095
	Altria Group, Inc.	391,111	8,041
	Colgate-Palmolive Co.	94,648	6,540
	Walgreen Co.	183,826	5,976
	Costco Wholesale Corp.	80,734	5,663
	Kimberly-Clark Corp.	78,020	4,664
	General Mills, Inc.	62,680	3,809
	Archer-Daniels-Midland Co.	107,439	3,626
	The Kroger Co.	118,929	3,433
	Sysco Corp.	111,848	3,077
	Avon Products, Inc.	79,106	2,849
	Wm. Wrigley Jr. Co.	36,607	2,847
	H.J. Heinz Co.	58,419	2,795
	Kellogg Co.	50,494	2,425
	Bunge Ltd.	22,433	2,416
	Safeway, Inc.	81,600	2,330
*	Lorillard, Inc.	32,326	2,236
	ConAgra Foods, Inc.	90,443	1,744
	Sara Lee Corp.	131,766	1,614
	Reynolds American Inc.	32,775	1,530
	UST, Inc.	27,644	1,510
	Campbell Soup Co.	42,743	1,430
	The Clorox Co.	25,698	1,341
	Molson Coors Brewing Co.
	Class B	22,678	1,232
	SuperValu Inc.	39,222	1,212
*	Dr. Pepper
	Snapple Group, Inc.	46,786	982
	The Hershey Co.	29,232	958
	Coca-Cola Enterprises, Inc.	54,057	935
	The Estee Lauder Cos. Inc.
	Class A	18,965	881
	Brown-Forman Corp. Class B	10,532	796
	McCormick & Co., Inc.	21,658	772
	Tyson Foods, Inc.	50,171	750

2

			Market
			Value•
		Shares	($000)
	The Pepsi Bottling Group, Inc.	26,680	745
*	Energizer Holdings, Inc.	10,110	739
*	Constellation Brands, Inc.
	Class A	35,479	705
	Church & Dwight, Inc.	12,248	690
	Whole Foods Market, Inc.	26,253	622
*	Dean Foods Co.	28,638	562
	Hormel Foods Corp.	13,775	477
*	Smithfield Foods, Inc.	22,408	445
*	Hansen Natural Corp.	13,754	396
	PepsiAmericas, Inc.	12,537	248
*	Bare Escentuals, Inc.	10,696	200
	Wm. Wrigley Jr. Co. Class B	1,719	134
			231,566
Energy (15.8%)
	ExxonMobil Corp.	992,056	87,430
	Chevron Corp.	385,209	38,186
	ConocoPhillips Co.	275,248	25,981
	Schlumberger Ltd.	222,133	23,864
	Occidental Petroleum Corp.	152,764	13,727
	Devon Energy Corp.	78,408	9,422
*	Transocean, Inc.	59,052	8,999
	Halliburton Co.	163,166	8,659
	Apache Corp.	61,832	8,595
	Marathon Oil Corp.	131,714	6,832
*	National Oilwell Varco Inc.	76,913	6,824
	Hess Corp.	53,596	6,763
	XTO Energy, Inc.	94,735	6,490
	Anadarko Petroleum Corp.	86,556	6,478
*	Weatherford
	International Ltd.	125,968	6,247
	EOG Resources, Inc.	45,862	6,017
	Chesapeake Energy Corp.	90,621	5,977
	Baker Hughes, Inc.	57,446	5,017
	Williams Cos., Inc.	108,500	4,374
	Peabody Energy Corp.	49,334	4,344
	Valero Energy Corp.	102,104	4,205
	CONSOL Energy, Inc.	33,872	3,806
	Spectra Energy Corp.	117,363	3,373
	Murphy Oil Corp.	33,394	3,274
	Noble Corp.	49,814	3,236
	Noble Energy, Inc.	31,883	3,206
	Smith International, Inc.	37,150	3,089
*	Southwestern Energy Co.	63,302	3,014
	El Paso Corp.	130,108	2,829
*	Ultra Petroleum Corp.	28,261	2,775
*	Nabors Industries, Inc.	52,529	2,586
*	Cameron International Corp.	40,577	2,246
	ENSCO International, Inc.	26,709	2,156
	Arch Coal, Inc.	26,584	1,995
*	Petrohawk Energy Corp.	40,330	1,868
*	FMC Technologies Inc.	24,124	1,856
	Range Resources Corp.	27,800	1,822
	Diamond Offshore Drilling, Inc.	12,861	1,789
	Pioneer Natural Resources Co.	22,190	1,737

	BJ Services Co.	54,318	1,735
*	Denbury Resources, Inc.	45,267	1,652
*	Newfield Exploration Co.	24,228	1,581
*	Plains Exploration &
	Production Co.	20,927	1,527
*	Pride International, Inc.	30,894	1,461
	Massey Energy Co.	14,791	1,387
	Helmerich & Payne, Inc.	19,237	1,385
	Cabot Oil & Gas Corp.	18,146	1,229
*	Forest Oil Corp.	15,442	1,150
	Cimarex Energy Co.	15,278	1,064
	Patterson-UTI Energy, Inc.	28,442	1,025
	Rowan Cos., Inc.	20,553	961
	Sunoco, Inc.	22,102	899
*	SandRidge Energy, Inc.	13,086	845
*	Exterran Holdings, Inc.	11,546	825
*	Quicksilver Resources, Inc.	19,009	735
*	Kinder Morgan
	Management, LLC	12,245	659
*	Continental Resources, Inc.	9,310	645
	Tesoro Corp.	25,961	513
*	IHS Inc. Class A	6,747	470
	Frontier Oil Corp.	19,123	457
*	CNX Gas Corp.	5,711	240
			363,533
Financials (14.2%)
	JPMorgan Chase & Co.	641,222	22,000
	Bank of America Corp.	823,788	19,664
	Citigroup, Inc.	965,374	16,180
	Wells Fargo & Co.	591,055	14,038
	American
	International Group, Inc.	444,619	11,765
	The Goldman
	Sachs Group, Inc.	66,242	11,586
	U.S. Bancorp	320,926	8,951
	Bank of New York
	Mellon Corp.	211,545	8,003
*	Berkshire Hathaway Inc.
	Class B	1,813	7,274
	American Express Co.	192,893	7,266
	MetLife, Inc.	131,484	6,938
	Morgan Stanley	184,336	6,649
	Wachovia Corp.	396,022	6,150
	AFLAC Inc.	90,251	5,668
	Merrill Lynch & Co., Inc.	170,616	5,410
	State Street Corp.	79,178	5,067
	The Travelers Cos., Inc.	114,990	4,991
	Prudential Financial, Inc.	82,453	4,926
	The Allstate Corp.	98,757	4,502
	Fannie Mae	197,294	3,849
	The Hartford Financial
	Services Group Inc.	58,264	3,762
	Charles Schwab Corp.	182,712	3,753
	Simon Property
	Group, Inc. REIT	41,406	3,722
	PNC Financial Services Group	64,056	3,658
	CME Group, Inc.	9,104	3,489
	ACE Ltd.	61,149	3,369
	The Chubb Corp.	68,723	3,368

3

			Market
			Value•
		Shares	($000)
	Loews Corp.	60,726	2,848
	Franklin Resources Corp.	30,975	2,839
	T. Rowe Price Group Inc.	46,553	2,629
	Capital One Financial Corp.	69,144	2,628
	ProLogis REIT	47,855	2,601
	Marsh & McLennan Cos., Inc.	96,580	2,564
	Northern Trust Corp.	36,826	2,525
	Aon Corp.	51,014	2,344
	BB&T Corp.	101,117	2,302
	Lincoln National Corp.	49,947	2,264
	SunTrust Banks, Inc.	62,293	2,256
	Vornado Realty Trust REIT	25,631	2,256
	Progressive Corp. of Ohio	119,578	2,238
	Lehman Brothers
	Holdings, Inc.	109,755	2,174
	The Principal
	Financial Group, Inc.	47,950	2,012
	Boston Properties, Inc. REIT	22,200	2,003
	Freddie Mac	119,705	1,963
	Equity Residential REIT	50,272	1,924
	Public Storage, Inc. REIT	23,752	1,919
	Invesco, Ltd.	77,743	1,864
	Ameriprise Financial, Inc.	42,247	1,718
*	SLM Corp.	86,393	1,672
	Leucadia National Corp.	32,976	1,548
	Annaly Mortgage
	Management Inc. REIT	97,961	1,519
	Kimco Realty Corp. REIT	42,154	1,455
	Hudson City Bancorp, Inc.	86,307	1,440
	General Growth
	Properties Inc. REIT	40,746	1,427
	Genworth Financial Inc.	80,106	1,427
	Regions Financial Corp.	129,046	1,408
	Moody’s Corp.	40,743	1,403
	HCP, Inc. REIT	43,440	1,382
	Nymex Holdings Inc.	16,354	1,382
	Plum Creek
	Timber Co. Inc. REIT	31,850	1,360
	Unum Group	64,758	1,324
	Avalonbay
	Communities, Inc. REIT	14,378	1,282
	Host Hotels &
	Resorts Inc. REIT	91,939	1,255
	NYSE Euronext	24,565	1,244
	Assurant, Inc.	18,594	1,226
*	IntercontinentalExchange Inc.	10,426	1,189
	Safeco Corp.	16,629	1,117
	Ventas, Inc. REIT	25,724	1,095
	Legg Mason Inc.	24,586	1,071
	Discover Financial Services	79,747	1,050
	Torchmark Corp.	17,029	999
	People’s United Financial Inc.	63,715	994
	KeyCorp	89,900	987
	Fifth Third Bancorp	95,913	976
	New York
	Community Bancorp, Inc.	53,844	961
	M & T Bank Corp.	13,395	945
	Everest Re Group, Ltd.	11,622	926

	AMB Property Corp. REIT	18,351	925
	SL Green Realty Corp. REIT	10,929	904
	The Macerich Co. REIT	13,374	831
	Willis Group Holdings Ltd.	26,471	830
	Washington Mutual, Inc.	167,115	824
	American
	Capital Strategies, Ltd.	34,658	824
	Eaton Vance Corp.	20,286	807
	Janus Capital Group Inc.	30,275	801
*	TD Ameritrade Holding Corp.	43,962	795
	Axis Capital Holdings Ltd.	26,678	795
	Developers Diversified
	Realty Corp. REIT	22,089	767
	Regency Centers Corp. REIT	12,878	761
	Federal Realty
	Investment Trust REIT	10,895	752
	Cincinnati Financial Corp.	29,231	742
	Sovereign Bancorp, Inc.	100,853	742
	W.R. Berkley Corp.	30,147	728
	Comerica, Inc.	27,841	714
	PartnerRe Ltd.	10,274	710
	Health Care Inc. REIT	15,825	704
*	Nasdaq Stock Market Inc.	26,054	692
	Marshall & Ilsley Corp.	44,638	684
	XL Capital Ltd. Class A	32,857	676
*	Markel Corp.	1,774	651
	White Mountains
	Insurance Group Inc.	1,516	650
*	CB Richard Ellis Group, Inc.	33,618	645
	Duke Realty Corp. REIT	27,643	621
	Apartment Investment &
	Management Co.
	Class A REIT	18,093	616
	The St. Joe Co.	17,286	593
	Zions Bancorp	18,789	592
	SEI Investments Co.	25,135	591
	Federated Investors, Inc.	16,873	581
	Liberty Property Trust REIT	17,375	576
	UDR, Inc. REIT	25,404	569
*	Arch Capital Group Ltd.	8,459	561
	^National City Corp.	113,769	543
	RenaissanceRe Holdings Ltd.	11,455	512
	Old Republic
	International Corp.	41,343	489
	Fidelity National
	Financial, Inc. Class A	38,715	488
	Raymond James Financial, Inc.	18,412	486
	Protective Life Corp.	12,714	484
	Countrywide Financial Corp.	109,880	467
	Commerce Bancshares, Inc.	11,648	462
	Allied Capital Corp.	33,210	461
	HCC Insurance Holdings, Inc.	21,659	458
	Synovus Financial Corp.	51,968	454
	Associated Banc-Corp.	22,947	443
	Weingarten Realty
	Investors REIT	14,407	437

4

			Market
			Value•
		Shares	($000)
	Nationwide
	Financial Services, Inc.	8,993	432
	Camden Property Trust REIT	9,670	428
	Hospitality
	Properties Trust REIT	17,366	425
	Brown & Brown, Inc.	22,666	394
	First American Corp.	14,843	392
	Forest City Enterprise Class A	11,954	385
	CapitalSource Inc. REIT	34,569	383
	Huntington Bancshares Inc.	65,751	379
	American Financial Group, Inc.	13,477	361
	UnionBanCal Corp.	8,842	357
	CIT Group Inc.	52,263	356
	iStar Financial Inc. REIT	25,485	337
	^Popular, Inc.	50,044	330
	City National Corp.	7,705	324
	Transatlantic Holdings, Inc.	5,049	285
	First Horizon National Corp.	35,933	267
	TCF Financial Corp.	21,786	262
	TFS Financial Corp.	22,282	258
	Reinsurance Group
	of America, Inc.	5,732	249
	BOK Financial Corp.	4,494	240
	MBIA, Inc.	35,982	158
	Student Loan Corp.	769	75
			327,448
Health Care (11.8%)
	Johnson & Johnson	525,385	33,803
	Pfizer Inc.	1,266,351	22,123
	Abbott Laboratories	286,777	15,191
	Merck & Co., Inc.	401,673	15,139
	Wyeth	248,467	11,916
	Medtronic, Inc.	209,813	10,858
*	Amgen, Inc.	201,886	9,521
*	Gilead Sciences, Inc.	172,403	9,129
	Eli Lilly & Co.	189,273	8,737
	Baxter International, Inc.	117,820	7,533
	Bristol-Myers Squibb Co.	366,667	7,528
*	Genentech, Inc.	87,936	6,674
	UnitedHealth Group Inc.	231,860	6,086
	Schering-Plough Corp.	300,110	5,909
*	Celgene Corp.	80,778	5,159
*	WellPoint Inc.	100,629	4,796
*	Medco Health Solutions, Inc.	97,206	4,588
	Covidien Ltd.	92,006	4,406
*	Thermo Fisher Scientific, Inc.	77,977	4,346
	Aetna Inc.	92,916	3,766
	Becton, Dickinson & Co.	45,314	3,684
*	Genzyme Corp.	49,378	3,556
	Cardinal Health, Inc.	66,125	3,411
	Stryker Corp.	53,439	3,360
*	Biogen Idec Inc.	55,277	3,089
*	Boston Scientific Corp.	249,155	3,062
	McKesson Corp.	53,696	3,002
*	Zimmer Holdings, Inc.	43,595	2,967
	Allergan, Inc.	56,763	2,955
*	St. Jude Medical, Inc.	63,750	2,606
*	Express Scripts Inc.	39,876	2,501

*	Forest Laboratories, Inc.	57,897	2,011
*	Intuitive Surgical, Inc.	7,140	1,924
	CIGNA Corp.	51,840	1,835
	C.R. Bard, Inc.	18,635	1,639
	Quest Diagnostics, Inc.	30,522	1,479
*	Laboratory Corp. of
	America Holdings	20,438	1,423
*	Humana Inc.	31,531	1,254
*	Varian Medical Systems, Inc.	23,276	1,207
	AmerisourceBergen Corp.	30,050	1,202
*	Waters Corp.	18,603	1,200
*	Hospira, Inc.	29,175	1,170
*	DaVita, Inc.	19,777	1,051
	Applera Corp.-Applied
	Biosystems Group	30,942	1,036
*	Hologic, Inc.	47,324	1,032
*	Covance, Inc.	11,843	1,019
	DENTSPLY International Inc.	26,503	975
*	Illumina, Inc.	10,282	896
*	Coventry Health Care Inc.	28,577	869
*	Vertex Pharmaceuticals, Inc.	25,790	863
*	Henry Schein, Inc.	16,596	856
*	Barr Pharmaceuticals Inc.	18,915	853
	Pharmaceutical
	Product Development, Inc.	19,835	851
*	Cephalon, Inc.	12,677	845
*	Charles River
	Laboratories, Inc.	12,854	822
	IMS Health, Inc.	33,925	790
	Beckman Coulter, Inc.	11,570	781
	Mylan Inc.	57,443	693
*	Millipore Corp.	10,092	685
*	Patterson Cos.	23,285	684
*	Invitrogen Corp.	17,256	677
*	Amylin Pharmaceuticals, Inc.	25,509	648
	Omnicare, Inc.	22,998	603
*	Endo Pharmaceuticals
	Holdings, Inc.	24,813	600
*	Community
	Health Systems, Inc.	17,664	583
*	Cerner Corp.	12,835	580
*	Health Net Inc.	20,930	504
*	King Pharmaceuticals, Inc.	46,042	482
	Perrigo Co.	14,601	464
*	ImClone Systems, Inc.	11,401	461
*	Sepracor Inc.	20,977	418
*	Kinetic Concepts, Inc.	10,176	406
*	Lincare Holdings, Inc.	13,451	382
*	Warner Chilcott Ltd.	19,174	325
*	WellCare Health Plans Inc.	7,789	282
	Brookdale Senior Living Inc.	6,939	141
			270,902
Industrials (11.1%)
	General Electric Co.	1,851,423	49,414
	United Technologies Corp.	172,907	10,668
	The Boeing Co.	134,942	8,868

5

			Market
			Value•
		Shares	($000)
	3M Co.	124,844	8,688
	Caterpillar, Inc.	115,886	8,555
	United Parcel Service, Inc.	128,315	7,888
	Emerson Electric Co.	145,953	7,217
	Union Pacific Corp.	91,920	6,940
	Honeywell International Inc.	131,378	6,606
	Burlington Northern
	Santa Fe Corp.	64,719	6,465
	Lockheed Martin Corp.	65,288	6,441
	Deere & Co.	81,003	5,843
	General Dynamics Corp.	63,526	5,349
	CSX Corp.	74,914	4,705
	Raytheon Co.	79,159	4,455
	Norfolk Southern Corp.	69,891	4,380
	FedEx Corp.	54,585	4,301
	Northrop Grumman Corp.	59,579	3,986
	Illinois Tool Works, Inc.	78,192	3,715
	Tyco International, Ltd.	91,906	3,680
	Danaher Corp.	47,323	3,658
	Waste Management, Inc.	91,884	3,465
	Fluor Corp.	16,412	3,054
	PACCAR, Inc.	64,647	2,704
*	McDermott International, Inc.	41,913	2,594
	Precision Castparts Corp.	25,847	2,491
	Eaton Corp.	29,017	2,466
	Cummins Inc.	35,593	2,332
	Parker Hannifin Corp.	31,309	2,233
	Textron, Inc.	46,205	2,215
	Ingersoll-Rand Co.	58,957	2,207
	L-3 Communications
	Holdings, Inc.	22,746	2,067
	ITT Industries, Inc.	32,019	2,028
*	First Solar, Inc.	7,299	1,991
*	Foster Wheeler Ltd.	26,704	1,953
*	Jacobs
	Engineering Group Inc.	22,538	1,819
	Southwest Airlines Co.	136,329	1,778
	C.H. Robinson Worldwide Inc.	31,464	1,725
	Dover Corp.	35,532	1,719
	Expeditors International of
	Washington, Inc.	39,558	1,701
	Joy Global Inc.	20,085	1,523
	Flowserve Corp.	10,719	1,465
	Rockwell Collins, Inc.	30,174	1,447
	Pitney Bowes, Inc.	40,222	1,372
	Cooper Industries, Inc.
	Class A	32,614	1,288
	SPX Corp.	9,719	1,280
	R.R. Donnelley & Sons Co.	39,844	1,183
	Rockwell Automation, Inc.	26,237	1,147
	Goodrich Corp.	23,141	1,098
	KBR Inc.	31,366	1,095
	Roper Industries Inc.	16,410	1,081
	Masco Corp.	68,406	1,076
*	Quanta Services, Inc.	31,387	1,044
	W.W. Grainger, Inc.	12,508	1,023
	Fastenal Co.	23,458	1,012
	Bucyrus International, Inc.	13,809	1,008

	Republic Services, Inc.
	Class A	33,869	1,006
*	Terex Corp.	18,803	966
*	Shaw Group, Inc.	15,443	954
	Ametek, Inc.	19,846	937
	The Dun & Bradstreet Corp.	10,496	920
	Pall Corp.	22,603	897
*	AGCO Corp.	16,883	885
	Manpower Inc.	14,772	860
	Harsco Corp.	15,607	849
*	Stericycle, Inc.	16,389	847
	Equifax, Inc.	23,927	804
*	Allied Waste Industries, Inc.	63,042	796
	The Manitowoc Co., Inc.	23,937	779
	Avery Dennison Corp.	17,678	777
	Ryder System, Inc.	10,711	738
	Cintas Corp.	25,585	678
	Robert Half International, Inc.	27,862	668
	Pentair, Inc.	17,395	609
*	Covanta Holding Corp.	22,730	607
*	ChoicePoint Inc.	12,545	605
*	Copart, Inc.	13,978	599
*^	SunPower Corp. Class A	7,060	508
	J.B. Hunt
	Transport Services, Inc.	14,901	496
*	Monster Worldwide Inc.	21,260	438
*	USG Corp.	13,982	413
*	Spirit Aerosystems
	Holdings Inc.	19,481	374
*	Owens Corning Inc.	14,688	334
*	Delta Air Lines Inc.	54,268	309
	Oshkosh Truck Corp.	14,140	293
*	Hertz Global Holdings Inc.	27,865	268
*	AMR Corp.	46,987	241
	UAL Corp.	22,154	116
			254,077
Information Technology (16.7%)
	Microsoft Corp.	1,553,105	42,726
	International Business
	Machines Corp.	257,006	30,463
*	Apple Inc.	163,099	27,309
*	Cisco Systems, Inc.	1,105,336	25,710
*	Google Inc.	44,010	23,168
	Intel Corp.	1,073,298	23,054
	Hewlett-Packard Co.	473,906	20,951
*	Oracle Corp.	762,055	16,003
	QUALCOMM Inc.	299,179	13,275
*	Dell Inc.	394,741	8,637
	Texas Instruments, Inc.	245,766	6,921
	Corning, Inc.	291,750	6,725
*	Visa Inc.	75,385	6,130
*	EMC Corp.	388,730	5,710
*	eBay Inc.	200,744	5,486
	Applied Materials, Inc.	251,213	4,796
*	Yahoo! Inc.	223,074	4,609
	Accenture Ltd.	110,979	4,519

6

			Market
			Value•
		Shares	($000)
	Automatic
	Data Processing, Inc.	96,981	4,064
*	Adobe Systems, Inc.	102,261	4,028
	MasterCard, Inc. Class A	13,774	3,657
	Western Union Co.	138,856	3,433
	Tyco Electronics Ltd.	92,340	3,308
	Motorola, Inc.	417,372	3,064
*	Symantec Corp.	156,750	3,033
*	MEMC Electronic
	Materials, Inc.	42,535	2,618
*	Electronic Arts Inc.	58,756	2,611
*	Agilent Technologies, Inc.	68,706	2,442
*	Broadcom Corp.	86,898	2,371
	Electronic Data Systems Corp.	94,302	2,324
	Xerox Corp.	169,943	2,304
*	Juniper Networks, Inc.	96,687	2,145
	Paychex, Inc.	60,681	1,898
	Seagate Technology	97,605	1,867
*	Activision, Inc.	54,563	1,859
*	NVIDIA Corp.	97,949	1,834
	CA, Inc.	76,603	1,769
*	Cognizant Technology
	Solutions Corp.	53,873	1,751
	Analog Devices, Inc.	54,439	1,730
*	Marvell Technology Group Ltd.	93,330	1,648
*	Intuit, Inc.	58,614	1,616
*	Sun Microsystems, Inc.	146,664	1,596
*	VeriSign, Inc.	41,255	1,559
	Amphenol Corp.	33,098	1,485
*	Autodesk, Inc.	42,967	1,453
*	Flextronics International Ltd.	154,534	1,453
*	Western Digital Corp.	41,441	1,431
*	NAVTEQ Corp.	18,267	1,407
*	NetApp, Inc.	63,680	1,379
*	Fiserv, Inc.	30,400	1,379
*	Computer Sciences Corp.	29,359	1,375
	KLA-Tencor Corp.	33,356	1,358
	Xilinx, Inc.	52,987	1,338
	Linear Technology Corp.	40,929	1,333
	Fidelity National
	Information Services, Inc.	35,946	1,327
	Harris Corp.	25,451	1,285
*	salesforce.com, inc.	18,746	1,279
*	BMC Software, Inc.	35,524	1,279
	Altera Corp.	56,790	1,176
*	Akamai Technologies, Inc.	30,844	1,073
	Microchip Technology, Inc.	34,854	1,064
*	McAfee Inc.	30,081	1,024
*	Citrix Systems, Inc.	34,196	1,006
*	FLIR Systems, Inc.	24,062	976
	National Semiconductor Corp.	47,134	968
*	Iron Mountain, Inc.	35,303	937
*	Affiliated Computer
	Services, Inc. Class A	16,546	885
*	LAM Research Corp.	23,428	847
*	Micron Technology, Inc.	140,643	844
*	Alliance Data Systems Corp.	14,867	841
*	NCR Corp.	33,092	834

*	LSI Corp.	130,525	801
*	Trimble Navigation Ltd.	22,321	797
*	SanDisk Corp.	41,468	775
*	Avnet, Inc.	28,395	775
*	Teradata Corp.	33,426	773
*	Red Hat, Inc.	36,062	746
*	Cypress Semiconductor Corp.	29,413	728
	Total System Services, Inc.	31,701	704
*	Arrow Electronics, Inc.	22,732	698
*	Advanced Micro Devices, Inc.	113,993	665
*	Hewitt Associates, Inc.	17,136	657
*	Synopsys, Inc.	26,509	634
*	Lexmark International, Inc.	17,523	586
	Intersil Corp.	23,375	568
	Jabil Circuit, Inc.	32,781	538
*	Ingram Micro, Inc. Class A	29,472	523
*	Cadence Design Systems, Inc.	51,627	521
*	DST Systems, Inc.	8,892	490
*	Nuance Communications, Inc.	30,859	484
*	JDS Uniphase Corp.	40,318	458
*^	VMware Inc.	7,646	412
*	Novellus Systems, Inc.	18,846	399
*	Dolby Laboratories Inc.	9,565	385
*	Tellabs, Inc.	75,445	351
	Molex, Inc. Class A	14,721	337
	Molex, Inc.	12,074	295
			384,857
Materials (4.4%)
	Monsanto Co.	101,856	12,879
	Freeport-McMoRan Copper &
	Gold, Inc. Class B	70,993	8,320
	E.I. du Pont de
	Nemours & Co.	166,734	7,151
	Dow Chemical Co.	174,163	6,080
	Praxair, Inc.	58,197	5,484
	Alcoa Inc.	150,908	5,375
	Nucor Corp.	58,244	4,349
	Newmont Mining Corp.
	(Holding Co.)	80,861	4,218
*	The Mosaic Co.	28,811	4,169
	United States Steel Corp.	21,859	4,039
	Air Products &
	Chemicals, Inc.	39,849	3,939
	Weyerhaeuser Co.	40,398	2,066
	Cleveland-Cliffs Inc.	16,767	1,998
	International Paper Co.	75,549	1,760
	PPG Industries, Inc.	30,371	1,742
	CF Industries Holdings, Inc.	9,931	1,517
	Ecolab, Inc.	34,335	1,476
	AK Steel Holding Corp.	20,717	1,429
	Sigma-Aldrich Corp.	24,143	1,300
	Celanese Corp. Series A	28,063	1,281
*	Owens-Illinois, Inc.	29,042	1,211
	Vulcan Materials Co.	20,035	1,198
	Steel Dynamics, Inc.	29,650	1,158
	Rohm & Haas Co.	23,543	1,093

7

			Market
			Value•
		Shares	($000)
	FMC Corp.	13,178	1,021
	Eastman Chemical Co.	14,798	1,019
	Allegheny Technologies Inc.	16,779	995
	Reliance Steel & Aluminum Co.	12,448	960
	Terra Industries, Inc.	16,758	827
	Ball Corp.	17,128	818
	Commercial Metals Co.	21,520	811
	Airgas, Inc.	13,704	800
	Martin Marietta Materials, Inc.	7,649	792
*	Crown Holdings, Inc.	30,204	785
	MeadWestvaco Corp.	32,101	765
	Lubrizol Corp.	12,561	582
	Sealed Air Corp.	30,465	579
	Sonoco Products Co.	18,443	571
	Albemarle Corp.	14,165	565
	International Flavors &
	Fragrances, Inc.	13,718	536
*	Domtar Corp.	97,493	531
*	Pactiv Corp.	24,757	526
	Ashland, Inc.	10,726	517
	Bemis Co., Inc.	19,139	429
	Huntsman Corp.	30,385	346
	Titanium Metals Corp.	22,076	309
			100,316
Telecommunication Services (3.3%)
	AT&T Inc.	1,119,203	37,706
	Verizon Communications Inc.	533,624	18,890
	Sprint Nextel Corp.	513,008	4,874
*	American Tower Corp.
	Class A	75,153	3,175
*	Crown Castle
	International Corp.	49,531	1,918
*	NII Holdings Inc.	31,481	1,495
	Embarq Corp.	28,282	1,337
	Qwest Communications
	International Inc.	294,505	1,157
	Windstream Corp.	88,593	1,093
*^	Level 3 Communications, Inc.	284,287	839
	CenturyTel, Inc.	19,800	705
	Citizens Communications Co.	62,008	703
*	Metropcs
	Communications Inc.	38,570	683
	Telephone &
	Data Systems, Inc.	9,977	472
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	9,979	440
*	Leap Wireless
	International, Inc.	10,027	433
*	U.S. Cellular Corp.	3,614	204
			76,124
Utilities (4.2%)
	Exelon Corp.	122,806	11,048
	Dominion Resources, Inc.	106,645	5,065
	Southern Co.	141,970	4,958
	FPL Group, Inc.	71,883	4,714
	FirstEnergy Corp.	56,625	4,662
	Public Service

	Enterprise Group, Inc.	94,380	4,335
	Entergy Corp.	35,830	4,317
	Duke Energy Corp.	234,188	4,070
	PPL Corp.	69,120	3,613
	American Electric
	Power Co., Inc.	74,234	2,986
	Edison International	57,459	2,952
	Constellation
	Energy Group, Inc.	32,990	2,708
	PG&E Corp.	66,961	2,658
	Sempra Energy	46,049	2,599
*	AES Corp.	124,275	2,387
	Questar Corp.	32,044	2,276
	Consolidated Edison Inc.	50,442	1,972
	Progress Energy, Inc.	45,647	1,909
*	NRG Energy, Inc.	41,626	1,786
	Ameren Corp.	38,620	1,631
	Xcel Energy, Inc.	79,542	1,596
	Equitable Resources, Inc.	22,884	1,580
*	Mirant Corp.	39,651	1,552
	Allegheny Energy, Inc.	30,951	1,551
*	Reliant Energy, Inc.	63,876	1,359
	DTE Energy Co.	30,030	1,274
	MDU Resources Group, Inc.	32,106	1,119
	Energen Corp.	12,666	988
	Wisconsin Energy Corp.	21,618	978
	CenterPoint Energy Inc.	57,910	929
	NiSource, Inc.	51,631	925
	Pepco Holdings, Inc.	35,777	918
	ONEOK, Inc.	18,574	907
	TECO Energy, Inc.	39,757	854
	National Fuel Gas Co.	13,870	825
*	Dynegy, Inc.	92,506	791
	SCANA Corp.	20,501	759
	Northeast Utilities	28,631	731
	Energy East Corp.	29,205	722
	Integrys Energy Group, Inc.	14,150	719
	Alliant Energy Corp.	20,381	698
	NSTAR	19,742	668
	CMS Energy Corp.	41,563	619
	Pinnacle West Capital Corp.	19,005	585
	DPL Inc.	21,532	568
	Sierra Pacific Resources	43,170	549
			97,410
Total Common Stocks
(Cost $2,443,009)			2,300,325

8

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
2	Vanguard Market Liquidity
	Fund, 2.405%—Note E	4,943,500	4,944

		Face
		Amount
		($000)
U.S. Agency Obligations (0.0%)
3	Federal Home Loan
	Mortgage Corp.
4	2.146%, 8/11/2008	200	199
3	Federal National Mortgage Assn.
4	2.262%, 8/20/2008	500	498
Total Temporary Cash Investments
(Cost $5,641)			5,641
Total Investments (100.2%)
(Cost $2,448,650)			2,305,966
Other Assets and Liabilities (–0.2%)
Other Assets—Note B			10,151
Liabilities—Note E			(14,928)
			(4,777)
Net Assets (100%)			2,301,189

At June 30, 2008, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	2,470,988
Overdistributed Net Investment Income	(105)
Accumulated Net Realized Losses	(27,010)
Unrealized Appreciation (Depreciation)
Investment Securities	(142,684)
Futures Contracts	—
Net Assets	2,301,189

Amount
($000)
Investor Shares—Net Assets
Applicable to 14,841,537 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	347,646
Net Asset Value Per Share—
Investor Shares	$23.42

Admiral Shares—Net Assets
Applicable to 7,735,708 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	226,569
Net Asset Value Per Share—
Admiral Shares	$29.29

Signal Shares—Net Assets
Applicable to 1,684,715 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	43,043
Net Asset Value Per Share—
Signal Shares	$25.55

Institutional Shares—Net Assets
Applicable to 1,339,561 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	161,458
Net Asset Value Per Share—
Institutional Shares	$120.53

ETF Shares—Net Assets
Applicable to 26,254,097 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,522,473
Net Asset Value Per Share—
ETF Shares	$57.99

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

4  Securities with a value of $697,000 have been segregated as initial margin for open futures contracts.

5  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

9

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© 2008 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

F03072 082008

Vanguard® U.S. Stock Index Funds

Total Stock Market Index Fund

Statement of Net Assets—Investments Summary (unaudited)

As of June 30, 2008

This Statement should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	8,560,886	481,293	0.5%
The Walt Disney Co.	13,297,710	414,889	0.4%
Time Warner, Inc.	26,585,094	393,459	0.4%
Comcast Corp. Class A	20,054,965	380,443	0.4%
† Other—Consumer Discretionary		7,573,396	7.1%
		9,243,480	8.8%
Consumer Staples
The Procter & Gamble Co.	22,877,040	1,391,153	1.3%
Wal-Mart Stores, Inc.	17,862,138	1,003,852	1.0%
The Coca-Cola Co.	15,548,271	808,199	0.8%
Philip Morris International Inc.	15,657,631	773,330	0.7%
PepsiCo, Inc.	11,907,117	757,174	0.7%
CVS/Caremark Corp.	10,644,138	421,189	0.4%
† Other—Consumer Staples		4,505,738	4.3%
		9,660,635	9.2%
Energy
ExxonMobil Corp.	39,745,718	3,502,790	3.3%
Chevron Corp.	15,437,315	1,530,301	1.5%
ConocoPhillips Co.	11,027,319	1,040,869	1.0%
Schlumberger Ltd.	8,903,362	956,488	0.9%
Occidental Petroleum Corp.	6,114,744	549,471	0.5%
Devon Energy Corp.	3,138,264	377,094	0.4%
* Transocean, Inc.	2,362,015	359,947	0.3%
† Other—Energy		7,499,880	7.2%
		15,816,840	15.1%
Financials
JPMorgan Chase & Co.	25,669,213	880,711	0.8%
Bank of America Corp.	33,024,613	788,298	0.8%

1

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Citigroup, Inc.	38,701,898	648,644	0.6%
	Wells Fargo & Co.	23,688,423	562,600	0.5%
	American International Group, Inc.	17,816,934	471,436	0.5%
	The Goldman Sachs Group, Inc.	2,648,718	463,261	0.4%
	U.S. Bancorp	12,858,258	358,617	0.3%
†	Other—Financials		11,045,865	10.7%
			15,219,432	14.6%
Health Care
	Johnson & Johnson	21,056,549	1,354,778	1.3%
	Pfizer Inc.	50,770,316	886,957	0.8%
	Abbott Laboratories	11,490,493	608,651	0.6%
	Merck & Co., Inc.	16,095,994	606,658	0.6%
	Wyeth	9,954,703	477,428	0.5%
	Medtronic, Inc.	8,404,945	434,956	0.4%
*	Amgen, Inc.	8,085,068	381,292	0.4%
*	Gilead Sciences, Inc.	6,904,871	365,613	0.3%
	Eli Lilly & Co.	7,588,723	350,295	0.3%
†	Other—Health Care		6,835,304	6.6%
			12,301,932	11.8%
Industrials
	General Electric Co.	74,184,188	1,979,976	1.9%
	United Technologies Corp.	6,921,959	427,085	0.4%
	The Boeing Co.	5,401,233	354,969	0.3%
	3M Co.	4,997,548	347,779	0.3%
†	Other—Industrials		9,075,880	8.8%
			12,185,689	11.7%
Information Technology
	Microsoft Corp.	62,227,961	1,711,891	1.6%
	International Business Machines Corp.	10,297,075	1,220,512	1.2%
*	Apple Inc.	6,533,271	1,093,931	1.0%
*	Cisco Systems, Inc.	44,311,833	1,030,693	1.0%
*	Google Inc.	1,759,902	926,448	0.9%
	Intel Corp.	43,025,823	924,195	0.9%
	Hewlett-Packard Co.	18,991,641	839,620	0.8%
*	Oracle Corp.	30,546,818	641,483	0.6%
	QUALCOMM Inc.	11,985,209	531,784	0.5%
†	Other—Information Technology		8,586,022	8.2%
			17,506,579	16.7%
Materials
	Monsanto Co.	4,073,618	515,068	0.5%
†	Other—Materials		4,076,230	3.9%
			4,591,298	4.4%
Telecommunication Services
	AT&T Inc.	44,867,315	1,511,580	1.4%
	Verizon Communications Inc.	21,386,616	757,086	0.7%
†	Other—Telecommunication Services		916,059	0.9%
			3,184,725	3.0%
Utilities
	Exelon Corp.	4,915,285	442,179	0.4%
†	Other—Utilities		3,925,386	3.8%
			4,367,565	4.2%
Total Common Stocks (Cost $95,949,816)			104,078,175	99.5%[1]

2

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund, 2.405%	790,031,977	790,032	0.8%
2 Vanguard Market Liquidity Fund, 2.405%—Note E	1,388,984,785	1,388,985	1.3%
		2,179,017	2.1%
3U.S. Agency Obligations		29,928	0.0%
Total Temporary Cash Investments (Cost $2,208,947)		2,208,945	2.1%[1]
Total Investments (Cost $98,158,763)		106,287,120	101.6%
Other Assets and Liabilities
Other Assets—Note B		1,147,782	1.1%
Liabilities—Note E		(2,868,719)	(2.7%)
		(1,720,937)	(1.6%)
Net Assets		104,566,183	100.0%

At June 30, 2008, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	99,397,539
Overdistributed Net Investment Income	(104,302)
Accumulated Net Realized Losses	(2,828,465)
Unrealized Appreciation (Depreciation)
Investment Securities	8,128,357
Futures Contracts	(26,946)
Net Assets	104,566,183

Investor Shares—Net Assets
Applicable to 1,618,447,362 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	50,531,941
Net Asset Value Per Share—Investor Shares	$31.22

Admiral Shares—Net Assets
Applicable to 845,540,617 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	26,401,330
Net Asset Value Per Share—Admiral Shares	$31.22

Signal Shares—Net Assets
Applicable to 141,977,777 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,278,792
Net Asset Value Per Share—Signal Shares	$30.14

3

Amount
($000)
Institutional Shares—Net Assets
Applicable to 423,890,357 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,238,057
Net Asset Value Per Share—Institutional Shares	$31.23

ETF Shares—Net Assets
Applicable to 157,706,465 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,116,063
Net Asset Value Per Share—ETF Shares	$64.14

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Securities with a value of $29,928,000 have been segregated as initial margin for open futures contracts.

4  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

© 2008 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

F852 082008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: : August 19, 2008

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: : August 19, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.